July 2, 2025
VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:       FlexShares® Trust (the “Registrant”)
(File Nos. 333-173967 and 811-22555)
Dear Sir or Madam:
            Pursuant to Section 30(b)(2) of the Investment Company Act of 1940 (the “1940 Act”) and Section 13(a) or 15(d) of the Securities Exchange Act of 1934, filed pursuant to Rule 30b2-1(a) under the 1940 Act, enclosed herewith are the following:
1. Form N-CSR for the Registrant;
      2. A copy of the semi-annual report for the fiscal period ended April 30, 2025 transmitted to    shareholders pursuant to Rule 30e-1 under the 1940 Act;
3. Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“SOX Act”); and
4. Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the SOX Act.
            Questions and comments may be directed to the undersigned at (215) 564-8528.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)
50 South LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)

Michael Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-6996
(Name and Address of Agent for Service)

with a copy to:
Himanshu Surti
Jose Del Real, Esq.
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, Illinois 60603
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

FLEXSHARES®CORE SELECT BOND FUND

Ticker: BNDC - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Core Select Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Core Select Bond Fund	$4	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$131,284,322
Number of Portfolio Holdings	21
Portfolio Turnover Rate	22%

TOP HOLDINGS (% of Net Assets)

iShares MBS ETF	24.44%
iShares 5-10 Year Investment Grade Corporate Bond ETF	16.99%
CF Secured LLC	14.08%
FlexShares® Ultra-Short Income Fund	12.90%
FlexShares® Disciplined Duration MBS Index Fund	12.54%
iShares 20+ Year Treasury Bond ETF	12.38%
U.S. Treasury 2 Year Note	12.37%
FlexShares® Credit-Scored US Corporate Bond Index Fund	9.41%
U.S. Treasury Long Bond	7.11%
iShares 3-7 Year Treasury Bond ETF	5.08%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® CORE SELECT BOND FUND

1

FLEXSHARES®CREDIT-SCORED US CORPORATE BOND INDEX FUND

Ticker: SKOR - NASDAQ

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Credit-Scored US Corporate Bond Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Credit-Scored US Corporate Bond Index Fund	$8	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$507,483,357
Number of Portfolio Holdings	1,640
Portfolio Turnover Rate	45%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	43.5%
Energy	9.3%
Information Technology	9.1%
Consumer Discretionary	6.3%
Industrials	5.4%
Consumer Staples	5.2%
Utilities	5.0%
Health Care	4.8%
Real Estate	4.6%
Materials	3.0%
Other	2.9%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective March 1, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® CREDIT-SCORED US CORPORATE BOND INDEX FUND

1

FLEXSHARES®CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

Ticker: LKOR - Cboe Exchange

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Credit-Scored US Long Corporate Bond Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	$8	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$35,399,203
Number of Portfolio Holdings	834
Portfolio Turnover Rate	59%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	20.1%
Energy	13.1%
Information Technology	12.6%
Health Care	9.7%
Utilities	9.3%
Consumer Staples	8.2%
Communication Services	7.5%
Consumer Discretionary	6.8%
Industrials	6.2%
Materials	5.0%
Other	0.8%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective March 1, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

1

FLEXSHARES®DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLVD - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$52,993,165
Number of Portfolio Holdings	182
Portfolio Turnover Rate	24%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	19.1%
Canada	13.9%
Switzerland	11.6%
United Kingdom	10.2%
France	8.3%
Germany	7.1%
Hong Kong	5.5%
Singapore	5.1%
Netherlands	4.9%
Spain	3.5%
Other	8.8%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective January 1, 2025, the Board of Trustees of FlexShares Trust (the "Trust") approved the reduction in the contractual unitary management fee rate the Fund pays to its investment adviser, Northern Trust Investments, Inc. ("NTI"), under the Fund's investment advisory agreement from 0.32% to 0.12%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

1

FLEXSHARES®DISCIPLINED DURATION MBS INDEX FUND

Ticker: MBSD - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Disciplined Duration MBS Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Disciplined Duration MBS Index Fund	$10	0.20%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$83,641,711
Number of Portfolio Holdings	376
Portfolio Turnover Rate	17%

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

20+ years	42.0%
10-20 years	37.0%
5-10 years	11.5%
3-5 years	5.8%
1-3 years	3.0%
0-1 year	0.0%
Cash and/or Derivatives	0.7%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® DISCIPLINED DURATION MBS INDEX FUND

1

FLEXSHARES®EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLVE - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Emerging Markets Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Emerging Markets Quality Low Volatility Index Fund	$12	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$12,952,932
Number of Portfolio Holdings	160
Portfolio Turnover Rate	25%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

India	24.3%
China	21.2%
Taiwan	16.5%
United Arab Emirates	7.0%
South Korea	5.4%
Malaysia	5.4%
Brazil	3.8%
Qatar	3.3%
Kuwait	2.8%
Saudi Arabia	2.3%
Other	7.2%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective January 1, 2025, the Board of Trustees of FlexShares Trust (the "Trust") approved the reduction in the contractual unitary management fee rate the Fund pays to its investment adviser, Northern Trust Investments, Inc. ("NTI"), under the Fund's investment advisory agreement from 0.40% to 0.18%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

1

FLEXSHARES®ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

Ticker: FEDM  - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$54,105,083
Number of Portfolio Holdings	238
Portfolio Turnover Rate	13%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	18.6%
United Kingdom	13.9%
France	11.1%
Canada	10.8%
Germany	10.6%
Switzerland	7.8%
Australia	6.3%
Netherlands	4.4%
Spain	4.1%
Denmark	2.7%
Other	7.9%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

1

FLEXSHARES®ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

Ticker: FEIG  - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$44,819,951
Number of Portfolio Holdings	811
Portfolio Turnover Rate	11%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	32.8%
Health Care	13.1%
Information Technology	10.2%
Utilities	7.6%
Communication Services	6.8%
Energy	6.6%
Industrials	4.7%
Real Estate	4.5%
Consumer Discretionary	4.4%
Consumer Staples	4.2%
Other	3.0%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective March 1, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

1

FLEXSHARES®ESG & CLIMATE US LARGE CAP CORE INDEX FUND

Ticker: FEUS  - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® ESG & Climate US Large Cap Core Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate US Large Cap Core Index Fund	$5	0.09%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$59,704,356
Number of Portfolio Holdings	126
Portfolio Turnover Rate	16%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	30.2%
Financials	14.8%
Health Care	11.7%
Consumer Discretionary	10.4%
Communication Services	9.6%
Industrials	8.4%
Consumer Staples	5.6%
Energy	2.6%
Utilities	2.3%
Real Estate	2.0%
Other	2.0%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® ESG & CLIMATE US LARGE CAP CORE INDEX FUND

1

FLEXSHARES®GLOBAL QUALITY REAL ESTATE INDEX FUND

Ticker: GQRE - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Global Quality Real Estate Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Global Quality Real Estate Index Fund	$23	0.45%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$413,942,407
Number of Portfolio Holdings	161
Portfolio Turnover Rate	24%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	64.3%
Japan	8.7%
Hong Kong	4.7%
Singapore	3.2%
France	3.2%
United Kingdom	2.8%
Australia	2.7%
Israel	2.3%
Switzerland	2.1%
Canada	1.6%
Other	2.3%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® GLOBAL QUALITY REAL ESTATE INDEX FUND

1

FLEXSHARES®HIGH YIELD VALUE-SCORED BOND INDEX FUND

Ticker: HYGV - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® High Yield Value-Scored Bond Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® High Yield Value-Scored Bond Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$1,277,448,309
Number of Portfolio Holdings	1,022
Portfolio Turnover Rate	43%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Consumer Discretionary	21.3%
Energy	13.7%
Communication Services	13.2%
Industrials	12.0%
Financials	10.4%
Materials	8.9%
Health Care	4.5%
Information Technology	4.0%
Consumer Staples	3.6%
Real Estate	2.9%
Other	2.7%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective March 1, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® HIGH YIELD VALUE-SCORED BOND INDEX FUND

1

FLEXSHARES®IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

Ticker: TDTT - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$2,398,334,662
Number of Portfolio Holdings	23
Portfolio Turnover Rate	43%

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

1-3 years	46.6%
3-5 years	46.3%
5-10 years	7.0%
0-1 year	0.0%
Cash and/or Derivatives	0.1%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective March 1, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® IBOXX 3-YEAR TARGET DURATION TIPS INDEX FUND

1

FLEXSHARES®IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

Ticker: TDTF - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$793,674,673
Number of Portfolio Holdings	21
Portfolio Turnover Rate	25%

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

5-10 years	56.9%
3-5 years	42.9%
0-1 year	0.0%
Cash and/or Derivatives	0.2%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective March 1, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may seek exposure to mortgage-backed and mortgage-related securities through to-be-announced transactions. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® IBOXX 5-YEAR TARGET DURATION TIPS INDEX FUND

1

FLEXSHARES®INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

Ticker: IQDY - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® International Quality Dividend Dynamic Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® International Quality Dividend Dynamic Index Fund	$25	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$66,029,264
Number of Portfolio Holdings	198
Portfolio Turnover Rate	33%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	11.3%
China	10.8%
United Kingdom	8.5%
Canada	6.5%
Taiwan	6.3%
Switzerland	5.7%
France	4.7%
Italy	4.5%
Australia	4.2%
Sweden	3.5%
Other	32.1%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

1

FLEXSHARES®INTERNATIONAL QUALITY DIVIDEND INDEX FUND

Ticker: IQDF - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® International Quality Dividend Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® International Quality Dividend Index Fund	$25	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$672,220,456
Number of Portfolio Holdings	218
Portfolio Turnover Rate	32%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	11.8%
China	10.5%
United Kingdom	9.0%
Switzerland	8.9%
Taiwan	6.3%
Canada	5.9%
Italy	4.4%
France	4.4%
Sweden	4.0%
Australia	3.9%
Other	28.6%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

1

FLEXSHARES®MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

Ticker: TLTD - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$21	0.39%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$481,019,307
Number of Portfolio Holdings	2,377
Portfolio Turnover Rate	13%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Japan	24.4%
United Kingdom	12.3%
Canada	9.8%
France	8.1%
Germany	7.3%
Australia	5.3%
Switzerland	5.2%
Sweden	3.2%
Italy	3.1%
Netherlands	3.0%
Other	16.4%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

1

FLEXSHARES®MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

Ticker: TLTE - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$29	0.57%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$249,894,087
Number of Portfolio Holdings	2,925
Portfolio Turnover Rate	17%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

China	24.3%
India	15.4%
Taiwan	14.9%
South Korea	11.4%
Brazil	5.9%
South Africa	4.0%
Mexico	3.3%
Saudi Arabia	2.5%
United Arab Emirates	2.3%
Malaysia	2.3%
Other	12.7%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

1

FLEXSHARES®MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

Ticker: GUNR - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Morningstar Global Upstream Natural Resources Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$23	0.46%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$4,627,328,756
Number of Portfolio Holdings	178
Portfolio Turnover Rate	14%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	34.5%
Canada	17.7%
Australia	11.2%
United Kingdom	7.6%
Norway	3.4%
Brazil	3.3%
Saudi Arabia	2.7%
France	2.4%
India	2.4%
South Africa	2.1%
Other	11.8%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

1

FLEXSHARES®MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

Ticker: TILT - Cboe Exchange

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Morningstar US Market Factor Tilt Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar US Market Factor Tilt Index Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$1,588,609,980
Number of Portfolio Holdings	1,975
Portfolio Turnover Rate	6%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	22.9%
Financials	18.5%
Consumer Discretionary	11.6%
Industrials	10.4%
Health Care	10.3%
Communication Services	7.9%
Consumer Staples	5.4%
Energy	3.9%
Utilities	3.0%
Materials	2.9%
Other	2.5%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

1

FLEXSHARES®QUALITY DIVIDEND DEFENSIVE INDEX FUND

Ticker: QDEF - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Quality Dividend Defensive Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Quality Dividend Defensive Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$399,606,388
Number of Portfolio Holdings	131
Portfolio Turnover Rate	20%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	25.6%
Health Care	13.1%
Financials	11.8%
Industrials	10.7%
Consumer Staples	9.1%
Consumer Discretionary	7.9%
Communication Services	7.5%
Utilities	5.9%
Real Estate	5.0%
Energy	1.3%
Other	1.1%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® QUALITY DIVIDEND DEFENSIVE INDEX FUND

1

FLEXSHARES®QUALITY DIVIDEND INDEX FUND

Ticker: QDF - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Quality Dividend Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Quality Dividend Index Fund	$18	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$1,705,117,991
Number of Portfolio Holdings	159
Portfolio Turnover Rate	20%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	28.6%
Financials	13.3%
Health Care	10.8%
Industrials	10.2%
Consumer Staples	7.7%
Consumer Discretionary	7.6%
Communication Services	6.6%
Real Estate	5.5%
Energy	5.1%
Utilities	3.2%
Other	0.8%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® QUALITY DIVIDEND INDEX FUND

1

FLEXSHARES®REAL ASSETS ALLOCATION INDEX FUND

Ticker: ASET - NASDAQ

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Real Assets Allocation Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Real Assets Allocation Index Fund	$(9)	(0.07)%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$7,072,868
Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%

TOP HOLDINGS (% of Net Assets)

FlexShares®STOXX® Global Broad Infrastructure Index Fund	49.78%
FlexShares® Global Quality Real Estate Index Fund	40.06%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	9.88%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® REAL ASSETS ALLOCATION INDEX FUND

1

FLEXSHARES®STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

Ticker: NFRA - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® STOXX® Global Broad Infrastructure Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares®STOXX® Global Broad Infrastructure Index Fund	$24	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$2,345,010,287
Number of Portfolio Holdings	189
Portfolio Turnover Rate	8%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	41.4%
Canada	13.3%
Japan	9.4%
Germany	8.5%
Spain	4.4%
United Kingdom	3.8%
Australia	3.1%
France	2.7%
India	2.5%
Italy	2.1%
Other	7.8%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

1

FLEXSHARES®STOXX® GLOBAL ESG SELECT INDEX FUND

Ticker: ESGG - Cboe Exchange

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® STOXX® Global ESG Select Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares®STOXX® Global ESG Select Index Fund	$22	0.42%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$80,864,667
Number of Portfolio Holdings	766
Portfolio Turnover Rate	25%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

United States	66.8%
Japan	6.1%
United Kingdom	4.4%
France	4.0%
Australia	3.1%
Switzerland	2.5%
Germany	2.2%
Netherlands	1.8%
Canada	1.5%
Spain	1.2%
Other	5.2%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® STOXX® GLOBAL ESG SELECT INDEX FUND

1

FLEXSHARES®STOXX® US ESG SELECT INDEX FUND

Ticker: ESG - Cboe Exchange

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® STOXX® US ESG Select Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares®STOXX® US ESG Select Index Fund	$16	0.32%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$113,114,827
Number of Portfolio Holdings	265
Portfolio Turnover Rate	14%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	24.7%
Financials	18.1%
Consumer Discretionary	13.3%
Consumer Staples	11.4%
Health Care	10.6%
Communication Services	7.1%
Industrials	5.4%
Energy	3.9%
Real Estate	2.0%
Materials	1.4%
Other	1.4%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® STOXX® US ESG SELECT INDEX FUND

1

FLEXSHARES®ULTRA-SHORT INCOME FUND

Ticker: RAVI - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® Ultra-Short Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Ultra-Short Income Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$1,232,173,277
Number of Portfolio Holdings	249
Portfolio Turnover Rate	42%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Financials	44.0%
Consumer Discretionary	7.7%
Asset-Backed Securities	7.6%
Information Technology	7.2%
Consumer Staples	5.9%
Health Care	5.2%
Industrials	4.3%
Materials	3.7%
Energy	3.5%
U.S. Treasury Obligations	2.9%
Other	6.8%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective March 1, 2025, the Fund's principal investment strategies were updated to reflect that the Fund may invest in U.S. Treasury futures. The Fund's investment risks were updated to reflect the corresponding risks associated with such investments.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® ULTRA-SHORT INCOME FUND

1

FLEXSHARES®US QUALITY LARGE CAP INDEX FUND

Ticker: QLC - Cboe Exchange

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® US Quality Large Cap Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® US Quality Large Cap Index Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$401,808,111
Number of Portfolio Holdings	166
Portfolio Turnover Rate	10%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	31.3%
Financials	15.4%
Communication Services	11.3%
Health Care	11.0%
Consumer Discretionary	8.8%
Industrials	7.1%
Consumer Staples	5.2%
Utilities	4.7%
Real Estate	2.6%
Energy	1.6%
Other	0.3%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® US QUALITY LARGE CAP INDEX FUND

1

FLEXSHARES®US QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLV - NYSE Arca

SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025

This semi-annual shareholder report contains important information about the FlexShares® US Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® US Quality Low Volatility Index Fund	$6	0.11%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Net Assets	$129,837,777
Number of Portfolio Holdings	111
Portfolio Turnover Rate	22%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Information Technology	23.4%
Financials	14.5%
Health Care	14.5%
Consumer Staples	9.6%
Communication Services	8.5%
Industrials	7.0%
Utilities	6.9%
Consumer Discretionary	6.9%
Materials	4.2%
Energy	3.3%
Other	0.2%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

How has the Fund Changed?

Effective January 1, 2025, the Board of Trustees of FlexShares Trust (the "Trust") approved the reduction in the contractual unitary management fee rate the Fund pays to its investment adviser, Northern Trust Investments, Inc, ("NTI"), under the Fund's investment advisory agreement from 0.17% to 0.08%, with a corresponding reduction of NTI's expense limitation agreement with the Trust.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® US QUALITY LOW VOLATILITY INDEX FUND

1

(b) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule.  Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a) Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Securities divested of in accordance with Section 13(c) of the 1940 Act.

                Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FlexShares
®
Trust
Semiannual Financial Statements and
Additional Information
April 30, 2025
MANAGED BY NORTHERN TRUST

MANAGED BY NORTHERN TRUST
Table of Contents
MANAGED BY NORTHERN TRUST
Statements of Assets and Liabilities 2
Statements of Operations 9
Statements of Changes in Net Assets 16
Financial Highlights 30
Schedules of Investments 59
FlexShares
®
US Quality Low Volatility Index Fund 59
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund 63
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund 69
FlexShares
®
Morningstar US Market Factor Tilt Index Fund 74
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund 98
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund 126
FlexShares
®
US Quality Large Cap Index Fund 164
FlexShares
®
STOXX
®
US ESG Select Index Fund 168
FlexShares
®
STOXX
®
Global ESG Select Index Fund 174
FlexShares
®
ESG & Climate US Large Cap Core Index Fund 186
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund 190
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund 196
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund 202
FlexShares
®
Global Quality Real Estate Index Fund 207
FlexShares
®
Real Assets Allocation Index Fund 211
FlexShares
®
Quality Dividend Index Fund 212
FlexShares
®
Quality Dividend Defensive Index Fund 217
FlexShares
®
International Quality Dividend Index Fund 221
FlexShares
®
International Quality Dividend Dynamic Index Fund 227
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund 233
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund 234
FlexShares
®
Disciplined Duration MBS Index Fund 236
FlexShares
®
Credit-Scored US Corporate Bond Index Fund 240
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund 263
FlexShares
®
High Yield Value-Scored Bond Index Fund 275
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund 293
FlexShares
®
Ultra-Short Income Fund 305
FlexShares
®
Core Select Bond Fund 313
Notes to the Financial Statements 317
Form N-CSR - Items 8 - 11 352

FLEXSHARES SEMIANNUAL REPORT 2
FlexShares
®
Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)
See Accompanying Notes to the Financial Statements.
FlexShares
®
US Quality
Low Volatility
Index Fund
FlexShares
®
Developed
Markets ex-
US Quality
Low Volatility
Index Fund
FlexShares
®
Emerging
Markets
Quality Low
Volatility
Index Fund
FlexShares
®
Morningstar
US Market
Factor Tilt
Index Fund
ASSETS
Securities, at cost $ 114,255,647 $ 44,778,339 $ 11,383,660 $ 867,430,762
Affiliate securities, at cost — — — 471,886
Securities Lending Reinvestments, at cost 4,075,678 1,151,524 — 172,530,891
Securities, at value† 128,567,237 51,970,708 12,846,927 1,577,719,923
Affiliate securities, at value — — — 590,195
Securities Lending Reinvestments, at value 4,075,678 1,151,524 — 172,530,069
Cash 1,114,682 335,942 83,014 7,382,168
Cash segregated at broker* — 46,380 7,449 786,189
Foreign cash†† — 164,230 20,115 —
Unrealized appreciation on forward foreign currency contracts — 1,485 73 —
Receivables: — — — —
Dividends and interest 182,016 485,306 31,145 848,080
Securities lending income 1,085 1,802 — 31,606
Securities sold — — — 1,693,387
Variation margin on futures contracts 809 28,074 12,457 125,235
Total Assets 133,941,507 54,185,451 13,001,180 1,761,706,852
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — 19,926 1,330 —
Payables:
Cash collateral received from securities loaned 4,075,678 1,151,524 — 172,527,867
Deferred compensation (Note 7) 14,508 6,417 1,250 224,720
Investment advisory fees (Note 4) 8,076 4,783 1,848 314,555
Trustee fees (Note 7) 2,668 886 235 25,230
Securities purchased — — 19,838 —
Deferred non-US capital gains taxes — — 23,747 —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 2,800 8,750 — 4,500
Total Liabilities 4,103,730 1,192,286 48,248 173,096,872
Net Assets $ 129,837,777 $ 52,993,165 $ 12,952,932 $ 1,588,609,980
NET ASSETS CONSIST OF:
Paid-in capital $ 118,715,663 $ 48,982,039 $ 12,680,024 $ 883,559,342
Distributable earnings (loss) 11,122,114 4,011,126 272,908 705,050,638
Net Assets
$ 129,837,777 $ 52,993,165 $ 12,952,932 $ 1,588,609,980
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 2,000,001 1,750,001 500,001 7,850,001
Net Asset Value $ 64.92 $ 30.28 $ 25.91 $ 202.37
† Securities on loan, at value $ 8,044,955 $ 3,379,762 $ — $ 208,029,009
†† Cost of foreign cash $ — $ 162,457 $ 19,915 $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
3 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Morningstar
Developed
Markets ex-
US Factor Tilt
Index Fund
FlexShares
®
Morningstar
Emerging
Markets
Factor Tilt
Index Fund
FlexShares
®
US Quality
Large Cap
Index Fund
FlexShares
®
STOXX
®
US
ESG Select
Index Fund
ASSETS
Securities, at cost $ 351,519,385 $ 199,553,263 $ 358,389,438 $ 95,340,625
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 18,949,876 2,026,385 4,313,805 515,142
Securities, at value† 471,651,413 247,343,418 399,092,313 112,385,975
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value 18,949,876 2,026,385 4,313,805 515,142
Cash 550,290 1,790,982 2,245,170 596,904
Cash segregated at broker* 691,796 181,242 194,890 59,124
Foreign cash†† 3,154,173 1,602,273 — —
Unrealized appreciation on forward foreign currency contracts 96,323 514 — —
Receivables: — — — —
Dividends and interest 4,836,302 622,077 212,627 66,332
Securities lending income 29,277 16,867 1,312 258
Securities sold 136,796 — — —
Variation margin on futures contracts 395,401 128,369 168,732 56,955
Total Assets 500,491,647 253,712,127 406,228,849 113,680,690
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 90,879 25,965 — —
Payables:
Cash collateral received from securities loaned 18,949,876 2,026,385 4,313,805 515,142
Deferred compensation (Note 7) 112,221 55,805 14,639 15,915
Investment advisory fees (Note 4) 145,707 112,535 77,026 29,074
Trustee fees (Note 7) 7,675 4,039 3,768 2,932
Securities purchased 152,482 — — —
Deferred non-US capital gains taxes — 1,593,311 — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 13,500 — 11,500 2,800
Total Liabilities 19,472,340 3,818,040 4,420,738 565,863
Net Assets $ 481,019,307 $ 249,894,087 $ 401,808,111 $ 113,114,827
NET ASSETS CONSIST OF:
Paid-in capital $ 484,468,932 $ 290,435,476 $ 359,534,715 $ 88,871,545
Distributable earnings (loss) (3,449,625) (40,541,389) 42,273,396 24,243,282
Net Assets
$ 481,019,307 $ 249,894,087 $ 401,808,111 $ 113,114,827
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 6,200,001 4,700,001 6,325,001 850,001
Net Asset Value $ 77.58 $ 53.17 $ 63.53 $ 133.08
† Securities on loan, at value $ 67,151,614 $ 11,410,840 $ 5,577,541 $ 1,831,913
†† Cost of foreign cash $ 3,088,505 $ 1,576,786 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 4
FlexShares
®
STOXX
®
Global ESG
Select Index
Fund
FlexShares
®
ESG &
Climate US
Large Cap
Core Index
Fund
FlexShares
®
ESG &
Climate
Developed
Markets ex-
US Core
Index Fund
FlexShares
®
Morningstar
Global
Upstream
Natural
Resources
Index Fund
ASSETS
Securities, at cost $ 64,387,166 $ 55,576,906 $ 46,521,921 $ 4,586,878,258
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 1,872,918 505,859 610,094 147,725,603
Securities, at value† 79,841,169 59,410,917 53,106,070 4,586,859,077
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value 1,872,918 505,859 610,094 147,725,654
Cash 373,230 264,656 281,613 10,415,008
Cash segregated at broker* 75,230 — 40,583 3,150,679
Foreign cash†† 212,342 — 327,673 17,525,919
Unrealized appreciation on forward foreign currency contracts 8,746 — 3,889 287,101
Receivables: — — — —
Dividends and interest 356,721 37,214 333,956 6,741,490
Securities lending income 1,099 157 857 46,206
Securities sold — — — 8,666,240
Variation margin on futures contracts 88,052 1,008 55,092 1,330,168
Total Assets 82,829,507 60,219,811 54,759,827 4,782,747,542
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 31,443 — 25,291 175,689
Due to brokers — 832 — —
Payables:
Cash collateral received from securities loaned 1,872,918 505,859 610,094 147,722,608
Deferred compensation (Note 7) 16,465 2,133 2,134 866,521
Investment advisory fees (Note 4) 26,988 4,324 4,953 1,736,610
Trustee fees (Note 7) 2,605 807 772 101,673
Securities purchased — — — —
Deferred non-US capital gains taxes — — — —
Due to Authorized Participant — — — 4,763,185
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Distributions 8,421 — — —
Other 6,000 1,500 11,500 52,500
Total Liabilities 1,964,840 515,455 654,744 155,418,786
Net Assets $ 80,864,667 $ 59,704,356 $ 54,105,083 $ 4,627,328,756
NET ASSETS CONSIST OF:
Paid-in capital $ 45,574,944 $ 52,090,849 $ 47,211,953 $ 5,965,454,115
Distributable earnings (loss) 35,289,723 7,613,507 6,893,130 (1,338,125,359)
Net Assets
$ 80,864,667 $ 59,704,356 $ 54,105,083 $ 4,627,328,756
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 475,001 975,000 1,025,000 121,750,001
Net Asset Value $ 170.24 $ 61.24 $ 52.79 $ 38.01
† Securities on loan, at value $ 3,255,570 $ 1,375,935 $ 4,477,682 $ 272,985,800
†† Cost of foreign cash $ 205,739 $ — $ 314,132 $ 17,221,097
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
5 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
STOXX
®
Global Broad
Infrastructure
Index Fund
FlexShares
®
Global
Quality Real
Estate Index
Fund
FlexShares
®
Real Assets
Allocation
Index Fund
FlexShares
®
Quality
Dividend
Index Fund
ASSETS
Securities, at cost $ 2,027,125,123 $ 391,116,640 $ – $ 1,419,351,979
Affiliate securities, at cost — — 7,312,136 —
Securities Lending Reinvestments, at cost 79,550,903 40,307,275 — 135,641,480
Securities, at value† 2,322,517,200 405,165,701 — 1,694,554,555
Affiliate securities, at value — — 7,053,076 —
Securities Lending Reinvestments, at value 79,550,903 40,307,275 — 135,640,738
Cash 6,668,441 4,132,405 13,060 8,120,573
Cash segregated at broker* 1,700,690 678,843 — 815,073
Foreign cash†† 7,801,324 2,701,669 — —
Unrealized appreciation on forward foreign currency contracts — 6,685 — —
Receivables: — — — —
Dividends and interest 7,501,711 1,111,940 — 2,032,103
Securities lending income 82,374 11,774 — 12,782
Securities sold — — 125,903 —
Variation margin on futures contracts 984,540 366,542 — 365,962
Total Assets 2,426,807,183 454,482,834 7,192,039 1,841,541,786
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 59,578 27,876 — —
Payables:
Cash collateral received from securities loaned 79,550,903 40,307,275 — 135,638,019
Deferred compensation (Note 7) 266,972 44,153 1,590 256,056
Investment advisory fees (Note 4) 894,272 148,173 (7,540) 500,734
Trustee fees (Note 7) 36,226 4,950 195 26,886
Securities purchased — — 124,926 —
Deferred non-US capital gains taxes 952,945 — — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 36,000 8,000 — 2,100
Total Liabilities 81,796,896 40,540,427 119,171 136,423,795
Net Assets $ 2,345,010,287 $ 413,942,407 $ 7,072,868 $ 1,705,117,991
NET ASSETS CONSIST OF:
Paid-in capital $ 2,273,163,349 $ 464,848,779 $ 8,592,092 $ 1,550,139,673
Distributable earnings (loss) 71,846,938 (50,906,372) (1,519,224) 154,978,318
Net Assets
$ 2,345,010,287 $ 413,942,407 $ 7,072,868 $ 1,705,117,991
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 39,600,001 7,150,001 225,001 25,617,921
Net Asset Value $ 59.22 $ 57.89 $ 31.43 $ 66.56
† Securities on loan, at value $ 129,429,593 $ 74,774,762 $ — $ 179,878,682
†† Cost of foreign cash $ 7,657,227 $ 2,607,607 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 6
FlexShares
®
Quality
Dividend
Defensive
Index Fund
FlexShares
®
International
Quality
Dividend
Index Fund
FlexShares
®
International
Quality
Dividend
Dynamic
Index Fund
FlexShares
®
iBoxx 3-Year
Target
Duration TIPS
Index Fund
ASSETS
Securities, at cost $ 330,672,903 $ 578,202,326 $ 58,691,689 $ 2,355,356,722
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 16,480,786 5,810,783 3,084,667 —
Securities, at value† 395,588,932 656,764,965 64,779,150 2,394,917,987
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value 16,480,786 5,810,783 3,084,667 —
Cash 3,313,716 7,741,743 563,353 10,557,984
Cash segregated at broker* 317,518 721,572 58,247 —
Foreign cash†† — 3,196,854 182,268 —
Due from Authorized Participant — 70,286 — —
Unrealized appreciation on forward foreign currency contracts — 15,443 3,075 —
Receivables: — — — —
Dividends and interest 421,706 4,702,002 534,184 3,007,748
Securities lending income 2,400 37,216 5,421 651
Capital shares issued — — — 1,219,857
Securities sold — — — 317,606,772
Variation margin on futures contracts 143,176 323,987 39,259 —
Total Assets 416,268,234 679,384,851 69,249,624 2,727,310,999
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — 275,581 22,802 —
Payables:
Cash collateral received from securities loaned 16,480,786 5,810,783 3,084,667 —
Deferred compensation (Note 7) 57,733 96,450 9,171 344,573
Investment advisory fees (Note 4) 117,299 241,596 24,460 349,546
Trustee fees (Note 7) 5,678 8,798 1,117 27,165
Securities purchased — 163,481 62 328,255,053
Deferred non-US capital gains taxes — 536,206 64,081 —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 350 31,500 14,000 —
Total Liabilities 16,661,846 7,164,395 3,220,360 328,976,337
Net Assets $ 399,606,388 $ 672,220,456 $ 66,029,264 $ 2,398,334,662
NET ASSETS CONSIST OF:
Paid-in capital $ 360,096,243 $ 782,889,165 $ 81,910,322 $ 2,532,642,355
Distributable earnings (loss) 39,510,145 (110,668,709) (15,881,058) (134,307,693)
Net Assets
$ 399,606,388 $ 672,220,456 $ 66,029,264 $ 2,398,334,662
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 5,800,001 26,300,001 2,200,001 98,304,000
Net Asset Value $ 68.90 $ 25.56 $ 30.01 $ 24.40
† Securities on loan, at value $ 21,460,544 $ 70,604,300 $ 10,374,026 $ —
†† Cost of foreign cash $ — $ 3,117,323 $ 179,896 $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
7 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
iBoxx 5-Year
Target
Duration TIPS
Index Fund
FlexShares
®
Disciplined
Duration MBS
Index Fund
FlexShares
®
Credit-Scored
US Corporate
Bond Index
Fund
FlexShares
®
Credit-Scored
US Long
Corporate
Bond Index
Fund
ASSETS
Securities, at cost $ 788,398,998 $ 85,966,618 $ 499,012,920 $ 36,688,744
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost — — 91,337,225 —
Securities, at value† 792,145,322 83,022,407 503,169,005 35,162,512
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value — — 91,336,167 —
Cash 2,542,301 372,563 165,485 7,754
Cash segregated at broker* — — — —
Foreign cash†† — — — —
Unrealized appreciation on forward foreign currency contracts — — — —
Receivables: — — — —
Dividends and interest 1,479,585 275,435 5,476,621 491,457
Securities lending income 78 — 10,970 —
Securities sold 74,650,653 — 29,699,660 2,257,532
Variation margin on futures contracts — — — —
Total Assets 870,817,939 83,670,405 629,857,908 37,919,255
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — — —
Payables:
Cash collateral received from securities loaned — — 91,337,225 —
Deferred compensation (Note 7) 127,405 10,931 29,682 4,974
Investment advisory fees (Note 4) 114,981 14,079 62,182 4,417
Trustee fees (Note 7) 11,889 1,284 5,573 581
Securities purchased 76,888,991 — 30,936,139 2,509,580
Deferred non-US capital gains taxes — — — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other — 2,400 3,750 500
Total Liabilities 77,143,266 28,694 122,374,551 2,520,052
Net Assets $ 793,674,673 $ 83,641,711 $ 507,483,357 $ 35,399,203
NET ASSETS CONSIST OF:
Paid-in capital $ 855,286,877 $ 101,910,138 $ 529,488,766 $ 51,839,943
Distributable earnings (loss) (61,612,204) (18,268,427) (22,005,409) (16,440,740)
Net Assets
$ 793,674,673 $ 83,641,711 $ 507,483,357 $ 35,399,203
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 32,850,001 4,050,001 10,500,001 850,001
Net Asset Value $ 24.16 $ 20.65 $ 48.33 $ 41.65
† Securities on loan, at value $ 2,057,470 $ — $ 96,070,540 $ —
†† Cost of foreign cash $ — $ — $ — $ —
* Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/25.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 8
FlexShares
®
High Yield
Value-Scored
Bond Index
Fund
FlexShares
®
ESG &
Climate
Investment
Grade
Corporate
Core Index
Fund
FlexShares
®
Ultra-Short
Income Fund
FlexShares
®
Core Select
Bond Fund
ASSETS
Securities, at cost $ 1,276,387,281 $ 45,200,242 $ 1,217,585,799 $ 83,991,119
Affiliate securities, at cost — — — 48,806,214
Securities Lending Reinvestments, at cost 223,589,772 — — 18,479,083
Securities, at value† 1,241,422,466 43,891,650 1,217,701,742 79,759,351
Affiliate securities, at value — — — 49,106,237
Securities Lending Reinvestments, at value 223,587,866 — — 18,479,083
Cash 6,543,673 414,638 289,489 2,321,912
Cash segregated at broker* — — — —
Foreign cash†† — — — —
Unrealized appreciation on forward foreign currency contracts — — — —
Receivables: — — — —
Dividends and interest 22,944,922 505,372 8,271,963 —
Securities lending income 30,286 — — 2,001
Securities sold 70,601,176 1,075,839 10,274,644 —
Variation margin on futures contracts — — — 16,474
Total Assets 1,565,130,389 45,887,499 1,236,537,838 149,685,058
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — — —
Payables:
Cash collateral received from securities loaned 223,582,118 — — 18,479,083
Deferred compensation (Note 7) 75,115 1,618 84,288 14,632
Investment advisory fees (Note 4) 398,091 4,372 252,205 (95,732)
Trustee fees (Note 7) 21,658 631 17,907 2,753
Securities purchased 57,619,167 1,060,177 4,010,161 —
Deferred non-US capital gains taxes — — — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed 5,970,181 — — —
Other 15,750 750 — —
Total Liabilities 287,682,080 1,067,548 4,364,561 18,400,736
Net Assets $ 1,277,448,309 $ 44,819,951 $ 1,232,173,277 $ 131,284,322
NET ASSETS CONSIST OF:
Paid-in capital $ 1,470,957,858 $ 54,512,449 $ 1,227,257,118 $ 155,111,843
Distributable earnings (loss) (193,509,549) (9,692,498) 4,916,159 (23,827,521)
Net Assets
$ 1,277,448,309 $ 44,819,951 $ 1,232,173,277 $ 131,284,322
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 32,100,001 1,100,000 16,340,001 5,900,001
Net Asset Value $ 39.80 $ 40.75 $ 75.41 $ 22.25
† Securities on loan, at value $ 253,779,551 $ — $ — $ 18,592,947
†† Cost of foreign cash $ — $ — $ — $ —
* Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/25.

9 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
FlexShares
®
Trust
Statements of Operations
For the six months ended April 30, 2025 (Unaudited)
t
FlexShares
®
US Quality Low
Volatility Index
Fund
FlexShares
®
Developed
Markets ex-US
Quality Low
Volatility Index
Fund
FlexShares
®
Emerging
Markets Quality
Low Volatility
Index Fund
FlexShares
®
Morningstar US
Market Factor
Tilt Index Fund
INVESTMENT INCOME
Dividend income $ 1,219,181 $ 805,245 $ 206,713 $ 13,436,049
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — 9,480
Interest income 1,358 — — —
Securities lending income (net of fees) (Note 2) 6,512 5,971 — 224,110
Foreign withholding tax on dividends (5,460) (80,060) (21,718) (7,244)
Foreign withholding tax on interest — — — —
Total Investment Income 1,221,591 731,156 184,995 13,662,395
EXPENSES
Deferred compensation (Note 7) 662 225 64 8,904
Investment advisory fees 66,960 38,770 15,194 2,110,661
Trustee fees (Note 7) 3,356 1,171 341 49,304
Tax Services Expense (Note 4) — 15,096 — —
Legal Fee — — — —
Other expenses (Note 4) 332 117 32 4,230
Total Gross Expenses Before Fees Reimbursed 71,310 55,379 15,631 2,173,099
Less:
Investment advisory fees reimbursed (Note 4) (1,232) (15,508) (133) (21,530)
Total Net Expenses   70,078 39,871 15,498 2,151,569
Net Investment Income (Loss) 1,151,513 691,285 169,497 11,510,826
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (820,570) 213,974 (46,005)
(1)
(1,125,355)
In-kind redemptions on investments in affiliated securities — — — 7,220
In-kind redemptions on investments in securities 7,470,560 750,934 — 28,623,829
Expiration or closing of futures contracts (107,049) (1,594) 4,149 (503,094)
Settlement of forward foreign currency contracts — 20,608 1,127 —
Foreign currency transactions — (1,774) (6,892) —
Net Realized Gain (Loss)
6,542,941 982,148 (47,621) 27,002,600
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (7,173,255) 3,024,728 (15,483)
(2)
(95,782,960)
(3)
Securities lending — — — (10,275)
Futures contracts 4,039 34,037 (9,461) (69,295)
Forward foreign currency contracts — (27,953) (1,226) —
Translation of other assets and liabilities denominated in
foreign currencies — 28,683 874 —
Net Change in Unrealized Appreciation (Depreciation) (7,169,216) 3,059,495 (25,296) (95,862,530)
Net Realized and Unrealized Gain (Loss) (626,275) 4,041,643 (72,917) (68,859,930)
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 525,238 $ 4,732,928 $ 96,580 $ (57,349,104)
(1)
Net of non-US capital gains tax of $5,692.
(2)
Net of deferred non-US capital gains tax of $23,747.
(3)
Includes $(47,203) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 10
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
Morningstar
Developed
Markets ex-US
Factor Tilt Index
Fund
FlexShares
®
Morningstar
Emerging
Markets Factor
Tilt Index Fund
FlexShares
®
US Quality
Large Cap Index
Fund
FlexShares
®
STOXX
®
US ESG
Select Index
Fund
INVESTMENT INCOME
Dividend income $ 8,534,596 $ 4,076,891 $ 2,611,870 $ 1,009,706
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — 236 — —
Securities lending income (net of fees) (Note 2) 136,063 83,436 4,593 2,451
Foreign withholding tax on dividends (862,961) (251,641) (1,652) (449)
Foreign withholding tax on interest — — — —
Total Investment Income 7,807,698 3,908,922 2,614,811 1,011,708
EXPENSES
Deferred compensation (Note 7) 2,303 1,299 1,801 763
Investment advisory fees 877,053 706,683 443,796 219,277
Trustee fees (Note 7) 12,230 7,233 10,177 4,090
Legal Fee — — — —
Other expenses (Note 4) 37,108 3,812 622 428
Total Gross Expenses Before Fees Reimbursed 928,694 719,027 456,396 224,558
Less:
Investment advisory fees reimbursed (Note 4) (40,225) (6,459) (3,940) (1,909)
Total Net Expenses   888,469 712,568 452,456 222,649
Net Investment Income (Loss) 6,919,229 3,196,354 2,162,355 789,059
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities 7,128,358 (6,962,180)
(1)
(1,119,812) (2,257,414)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 3,577,074 462,859 10,872,071 17,193,081
Expiration or closing of futures contracts 60,390 58,882 (101,071) (50,101)
Settlement of forward foreign currency contracts (26,885) 30,361 — —
Foreign currency transactions (155,701) (111,537) — —
Net Realized Gain (Loss)
10,583,236 (6,521,615) 9,651,188 14,885,566
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 28,384,224 380,760
(2)
(14,948,115) (13,246,658)
Securities lending — — — —
Futures contracts (7,456) (111,992) (12,795) (11,893)
Forward foreign currency contracts 25,530 (33,345) — —
Translation of other assets and liabilities denominated in
foreign currencies 376,945 59,983 — —
Net Change in Unrealized Appreciation (Depreciation) 28,779,243 295,406 (14,960,910) (13,258,551)
Net Realized and Unrealized Gain (Loss) 39,362,479 (6,226,209) (5,309,722) 1,627,015
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 46,281,708 $ (3,029,855) $ (3,147,367) $ 2,416,074
(1)
Net of non-US capital gains tax of $673,839.
(2)
Net of deferred non-US capital gains tax of $1,584,570.

See Accompanying Notes to the Financial Statements.
11 FLEXSHARES SEMIANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
STOXX
®
Global
ESG Select
Index Fund
FlexShares
®
ESG & Climate
US Large Cap
Core Index Fund
FlexShares
®
ESG & Climate
Developed
Markets ex-
US Core Index
Fund
FlexShares
®
Morningstar
Global
Upstream
Natural
Resources
Index Fund
INVESTMENT INCOME
Dividend income $ 1,055,413 $ 475,477 $ 798,833 $ 89,779,804
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — 885 — —
Securities lending income (net of fees) (Note 2) 4,421 878 7,906 370,218
Foreign withholding tax on dividends (53,842) — (51,549) (1,701,090)
Foreign withholding tax on interest — — — —
Total Investment Income 1,005,992 477,240 755,190 88,448,932
EXPENSES
Deferred compensation (Note 7) 617 361 268 27,175
Investment advisory fees 219,006 30,705 30,894 11,629,854
Trustee fees (Note 7) 3,412 2,091 1,518 144,159
Tax Services Expense (Note 4) 20,725 — 15,079 —
Legal Fee — — — —
Other expenses (Note 4) 408 164 139 48,459
Total Gross Expenses Before Fees Reimbursed 244,168 33,321 47,898 11,849,647
Less:
Investment advisory fees reimbursed (Note 4) (22,572) (953) (15,735) (98,839)
Total Net Expenses   221,596 32,368 32,163 11,750,808
Net Investment Income (Loss) 784,396 444,872 723,027 76,698,124
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities 149,884 (691,636) (71,225) (194,077,312)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 23,269,491 5,449,663 2,241,698 157,303,773
Expiration or closing of futures contracts (52,680) (3,377) (21,099) (330,092)
Settlement of forward foreign currency contracts 26,294 — 20,947 106,908
Foreign currency transactions (11,228) — (19,785) (1,341,417)
Net Realized Gain (Loss)
23,381,761 4,754,650 2,150,536 (38,338,140)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (20,314,563) (7,393,881) 107,597 (222,448,741)
Securities lending — — — (10,088)
Futures contracts 5,920 (4,584) 42,521 (183,479)
Forward foreign currency contracts (39,996) — (36,722) 51,989
Translation of other assets and liabilities denominated in
foreign currencies 30,215 — 38,547 959,258
Net Change in Unrealized Appreciation (Depreciation) (20,318,424) (7,398,465) 151,943 (221,631,061)
Net Realized and Unrealized Gain (Loss) 3,063,337 (2,643,815) 2,302,479 (259,969,201)
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 3,847,733 $ (2,198,943) $ 3,025,506 $ (183,271,077)

See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 12
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
STOXX
®
Global Broad
Infrastructure
Index Fund
FlexShares
®
Global Quality
Real Estate
Index Fund
FlexShares
®
Real Assets
Allocation Index
Fund
FlexShares
®
Quality Dividend
Index Fund
INVESTMENT INCOME
Dividend income $ 37,404,631 $ 7,973,156 $ — $ 21,203,423
Income from non-cash dividends — — — —
Dividend income received from affiliate — — 146,527 —
Interest income — — — —
Securities lending income (net of fees) (Note 2) 407,080 57,817 — 92,623
Foreign withholding tax on dividends (2,334,066) (251,190) — (28,045)
Foreign withholding tax on interest — — — —
Total Investment Income 35,477,645 7,779,783 146,527 21,268,001
EXPENSES
Deferred compensation (Note 7) 12,394 2,018 39 9,531
Investment advisory fees 5,610,193 893,604 18,331 3,344,215
Trustee fees (Note 7) 68,489 11,210 183 52,805
Legal Fee — — — —
Other expenses (Note 4) 27,846 18,758 21 4,552
Total Gross Expenses Before Fees Reimbursed 5,718,922 925,590 18,574 3,411,103
Less:
Investment advisory fees reimbursed (Note 4) (49,653) (22,451) (25,005) (23,701)
Total Net Expenses   5,669,269 903,139 (6,431) 3,387,402
Net Investment Income (Loss) 29,808,376 6,876,644 152,958 17,880,599
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — (20,133) —
Transactions in investment securities (16,562,830)
(1)
8,503,073 — (24,979,138)
In-kind redemptions on investments in affiliated securities — — (22,240) —
In-kind redemptions on investments in securities 55,083,541 — — 76,097,179
Expiration or closing of futures contracts (117,635) (453,061) — (650,889)
Settlement of forward foreign currency contracts — (44,839) — —
Foreign currency transactions (597,230) (21,186) — —
Net Realized Gain (Loss)
37,805,846 7,983,987 (42,373) 50,467,152
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 28,143,259
(2)
(18,285,120) (39,424)
(3)
(153,785,685)
Securities lending — — — (4,296)
Futures contracts 377,054 (147,867) — (36,951)
Forward foreign currency contracts (59,578) 6,239 — —
Translation of other assets and liabilities denominated in
foreign currencies 732,831 170,971 — —
Net Change in Unrealized Appreciation (Depreciation) 29,193,566 (18,255,777) (39,424) (153,826,932)
Net Realized and Unrealized Gain (Loss) 66,999,412 (10,271,790) (81,797) (103,359,780)
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 96,807,788 $ (3,395,146) $ 71,161 $ (85,479,181)
(1)
Net of non-US capital gains tax of $297,284.
(2)
Net of deferred non-US capital gains tax of $952,945.
(3)
Includes $(39,424) change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.
13 FLEXSHARES SEMIANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
Quality Dividend
Defensive Index
Fund
FlexShares
®
International
Quality Dividend
Index Fund
FlexShares
®
International
Quality Dividend
Dynamic Index
Fund
FlexShares
®
iBoxx 3-Year
Target Duration
TIPS Index Fund
INVESTMENT INCOME
Dividend income $ 4,807,791 $ 14,868,624 $ 1,523,672 $ —
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — — — 49,070,477
Securities lending income (net of fees) (Note 2) 15,265 127,333 18,503 2,498
Foreign withholding tax on dividends (4,127) (1,543,224) (138,688) —
Foreign withholding tax on interest — — — —
Total Investment Income 4,818,929 13,452,733 1,403,487 49,072,975
EXPENSES
Deferred compensation (Note 7) 2,102 3,023 335 9,934
Investment advisory fees 748,125 1,405,826 150,633 1,879,076
Trustee fees (Note 7) 11,673 16,461 1,776 51,021
Tax Services Expense (Note 4) — — 20,091 —
Legal Fee — — — —
Other expenses (Note 4) 981 54,320 171 4,412
Total Gross Expenses Before Fees Reimbursed 762,881 1,479,630 173,006 1,944,443
Less:
Investment advisory fees reimbursed (Note 4) (4,962) (58,950) (20,798) (13,934)
Total Net Expenses   757,919 1,420,680 152,208 1,930,509
Net Investment Income (Loss) 4,061,010 12,032,053 1,251,279 47,142,466
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (3,186,796) 8,294,634
(1)
1,133,452
(2)
6,200,530
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 16,005,734 — 511,276 1,153,868
Expiration or closing of futures contracts (173,413) (389,651) (57,193) —
Settlement of forward foreign currency contracts — 381,354 14,467 —
Foreign currency transactions — (246,327) (22,299) —
Net Realized Gain (Loss)
12,645,525 8,040,010 1,579,703 7,354,398
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (22,202,592) 21,503,776
(3)
539,902
(4)
42,224,459
Securities lending — — — —
Futures contracts (46,315) 340,755 37,634 —
Forward foreign currency contracts — (454,236) (30,577) —
Translation of other assets and liabilities denominated in
foreign currencies — 389,690 32,741 —
Net Change in Unrealized Appreciation (Depreciation) (22,248,907) 21,779,985 579,700 42,224,459
Net Realized and Unrealized Gain (Loss) (9,603,382) 29,819,995 2,159,403 49,578,857
Net Increase (Decrease) in Net Assets Resulting from
Operations $ (5,542,372) $ 41,852,048 $ 3,410,682 $ 96,721,323
(1)
Net of non-US capital gains tax of $14,140.
(2)
Net of non-US capital gains tax of $11,375.
(3)
Net of deferred non-US capital gains tax of $536,206.
(4)
Net of deferred non-US capital gains tax of $64,081.

See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 14
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
iBoxx 5-Year
Target Duration
TIPS Index Fund
FlexShares
®
Disciplined
Duration MBS
Index Fund
FlexShares
®
Credit-Scored
US Corporate
Bond Index
Fund
FlexShares
®
Credit-Scored
US Long
Corporate Bond
Index Fund
INVESTMENT INCOME
Dividend income $ — $ 1 $ — $ —
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income 16,801,968 1,770,560 12,168,596 1,192,094
Securities lending income (net of fees) (Note 2) 2,108 — 57,418 —
Foreign withholding tax on dividends — — — —
Foreign withholding tax on interest — — — —
Total Investment Income 16,804,076 1,770,561 12,226,014 1,192,094
EXPENSES
Deferred compensation (Note 7) 3,723 459 2,381 229
Investment advisory fees 671,510 87,412 357,897 30,925
Trustee fees (Note 7) 19,305 2,545 13,317 1,332
Legal Fee — — — —
Other expenses (Note 4) 1,722 198 1,062 106
Total Gross Expenses Before Fees Reimbursed 696,260 90,614 374,657 32,592
Less:
Investment advisory fees reimbursed (Note 4) (6,382) (1,059) (5,062) (664)
Total Net Expenses   689,878 89,555 369,595 31,928
Net Investment Income (Loss) 16,114,198 1,681,006 11,856,419 1,160,166
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (4,445,023) (630,841) (23,347) (1,504,289)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 943,991 — 109,097 410,977
Expiration or closing of futures contracts — — — —
Settlement of forward foreign currency contracts — — — —
Foreign currency transactions — — — —
Net Realized Gain (Loss)
(3,501,032) (630,841) 85,750 (1,093,312)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 19,334,454 1,479,258 1,724,750 (842,058)
Securities lending — — (1,058) —
Futures contracts — — — —
Forward foreign currency contracts — — — —
Translation of other assets and liabilities denominated in
foreign currencies — — — —
Net Change in Unrealized Appreciation (Depreciation) 19,334,454 1,479,258 1,723,692 (842,058)
Net Realized and Unrealized Gain (Loss) 15,833,422 848,417 1,809,442 (1,935,370)
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 31,947,620 $ 2,529,423 $ 13,665,861 $ (775,204)

See Accompanying Notes to the Financial Statements.
15 FLEXSHARES SEMIANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
High Yield
Value-Scored
Bond Index
Fund
FlexShares
®
ESG & Climate
Investment
Grade
Corporate Core
Index Fund
FlexShares
®
Ultra-Short
Income Fund
FlexShares
®
Core Select
Bond Fund
INVESTMENT INCOME
Dividend income $ — $ — $ — $ 2,075,216
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — 1,103,481
Interest income 56,477,921 1,147,962 30,007,577 6,265
Securities lending income (net of fees) (Note 2) 242,046 — — 10,607
Foreign withholding tax on dividends — — — —
Foreign withholding tax on interest (15,819) — — —
Total Investment Income 56,704,148 1,147,962 30,007,577 3,195,569
EXPENSES
Deferred compensation (Note 7) 7,450 242 5,937 803
Investment advisory fees 2,642,327 27,754 1,480,541 259,394
Trustee fees (Note 7) 40,820 1,365 31,711 4,418
Legal Fee — — — —
Other expenses (Note 4) 3,603 110 2,790 419
Total Gross Expenses Before Fees Reimbursed 2,694,200 29,471 1,520,979 265,034
Less:
Investment advisory fees reimbursed (Note 4) (17,322) (585) (11,431) (211,899)
Total Net Expenses   2,676,878 28,886 1,509,548 53,135
Net Investment Income (Loss) 54,027,270 1,119,076 28,498,029 3,142,434
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (862,916) (78,648) 564,728 284,238
In-kind redemptions on investments in affiliated securities — — — 344,199
In-kind redemptions on investments in securities 6,431,067 (159,353) 145,491 (321,203)
Expiration or closing of futures contracts — — — 265,472
Settlement of forward foreign currency contracts — — — —
Foreign currency transactions — — — —
Net Realized Gain (Loss)
5,568,151 (238,001) 710,219 572,706
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (51,582,336) (200,337) (1,921,741) (362,323)
(1)
Securities lending (1,906) — — —
Futures contracts — — — 80,638
Forward foreign currency contracts — — — —
Translation of other assets and liabilities denominated in
foreign currencies — — — —
Net Change in Unrealized Appreciation (Depreciation) (51,584,242) (200,337) (1,921,741) (281,685)
Net Realized and Unrealized Gain (Loss) (46,016,091) (438,338) (1,211,522) 291,021
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 8,011,179 $ 680,738 $ 27,286,507 $ 3,433,455
(1)
Includes $(136,719) change in unrealized depreciation on investments in affiliates.

FLEXSHARES SEMIANNUAL REPORT 16
FlexShares
®
Trust
Statements of Changes in Net Assets
See Accompanying Notes to the Financial Statements.
FlexShares
®
US Quality Low
Volatility Index Fund
FlexShares
®
Developed
Markets ex-US Quality Low
Volatility Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 1,151,513 $ 2,871,602 $ 691,285 $ 1,444,489
Net realized gain (loss)
6,542,941 32,825,548 982,148 4,487,674
Net change in unrealized appreciation (depreciation)
(7,169,216) 10,022,085 3,059,495 5,245,762
Net Increase (Decrease) in Net Assets Resulting from
Operations
525,238 45,719,235 4,732,928 11,177,925
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,116,081) (2,905,706) (391,539) (1,713,324)
Total distributions (1,116,081) (2,905,706) (391,539) (1,713,324)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
31,189,713 26,310,486 7,263,751 2,669,712
Cost of shares redeemed
(31,712,734) (123,176,994) (5,589,274) (31,420,365)
Net Increase (Decrease) from Capital Transactions (523,021) (96,866,508) 1,674,477 (28,750,653)
Total Increase (Decrease) in Net Assets (1,113,864) (54,052,979) 6,015,866 (19,286,052)
NET ASSETS
Beginning of Period
$ 130,951,641 $ 185,004,620 $ 46,977,299 $ 66,263,351
End of Period $ 129,837,777 $ 130,951,641 $ 52,993,165 $ 46,977,299
SHARE TRANSACTIONS
Beginning of period
2,000,001 3,600,001 1,700,001 2,800,001
Shares issued
— — — —
Shares issued in-kind
475,000 425,000 250,000 100,000
Shares redeemed
— — — —
Shares redeemed in-kind
(475,000) (2,025,000) (200,000) (1,200,000)
Shares Outstanding, End of Period 2,000,001 2,000,001 1,750,001 1,700,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
17 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Emerging Markets
Quality Low Volatility Index
Fund
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 169,497 $ 392,947 $ 11,510,826 $ 22,653,818
Net realized gain (loss)
(47,621) 273,657 27,002,600 110,294,683
Net change in unrealized appreciation (depreciation)
(25,296) 2,434,527 (95,862,530) 337,528,208
Net Increase (Decrease) in Net Assets Resulting from
Operations
96,580 3,101,131 (57,349,104) 470,476,709
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(304,592) (177,236) (10,463,634) (22,568,102)
Total distributions (304,592) (177,236) (10,463,634) (22,568,102)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
— 6,915,656 10,980,955 70,642,289
Cost of shares redeemed
— (9,658,453) (44,397,578) (164,722,616)
Net Increase (Decrease) from Capital Transactions — (2,742,797) (33,416,623) (94,080,327)
Total Increase (Decrease) in Net Assets (208,012) 181,098 (101,229,361) 353,828,280
NET ASSETS
Beginning of Period
$ 13,160,944 $ 12,979,846 $ 1,689,839,341 $ 1,336,011,061
End of Period $ 12,952,932 $ 13,160,944 $ 1,588,609,980 $ 1,689,839,341
SHARE TRANSACTIONS
Beginning of period
500,001 600,001 8,000,001 8,500,001
Shares issued
— — — —
Shares issued in-kind
— 300,000 50,000 350,000
Shares redeemed
— — — —
Shares redeemed in-kind
— (400,000) (200,000) (850,000)
Shares Outstanding, End of Period 500,001 500,001 7,850,001 8,000,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 18
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 6,919,229 $ 14,569,751 $ 3,196,354 $ 6,664,069
Net realized gain (loss)
10,583,236 21,781,749 (6,521,615) 3,717,313
Net change in unrealized appreciation (depreciation)
28,779,243 69,242,436 295,406 40,328,900
Net Increase (Decrease) in Net Assets Resulting from
Operations
46,281,708 105,593,936 (3,029,855) 50,710,282
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(7,997,368) (17,837,359) (7,619,919) (7,167,368)
Total distributions (7,997,368) (17,837,359) (7,619,919) (7,167,368)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
— — — 24,499,755
Cost of shares redeemed
(13,963,064) (100,297,371) (16,153,675) (10,068,658)
Net Increase (Decrease) from Capital Transactions (13,963,064) (100,297,371) (16,153,675) 14,431,097
Total Increase (Decrease) in Net Assets 24,321,276 (12,540,794) (26,803,449) 57,974,011
NET ASSETS
Beginning of Period
$ 456,698,031 $ 469,238,825 $ 276,697,536 $ 218,723,525
End of Period $ 481,019,307 $ 456,698,031 $ 249,894,087 $ 276,697,536
SHARE TRANSACTIONS
Beginning of period
6,400,001 7,800,001 5,000,001 4,700,001
Shares issued
— — — —
Shares issued in-kind
— — — 500,000
Shares redeemed
— — — —
Shares redeemed in-kind
(200,000) (1,400,000) (300,000) (200,000)
Shares Outstanding, End of Period 6,200,001 6,400,001 4,700,001 5,000,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
19 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
US Quality Large
Cap Index Fund
FlexShares
®
STOXX
®
US ESG
Select Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 2,162,355 $ 2,591,811 $ 789,059 $ 2,174,114
Net realized gain (loss)
9,651,188 12,242,260 14,885,566 28,747,850
Net change in unrealized appreciation (depreciation)
(14,960,910) 48,883,779 (13,258,551) 18,945,125
Net Increase (Decrease) in Net Assets Resulting from
Operations
(3,147,367) 63,717,850 2,416,074 49,867,089
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,984,663) (2,312,763) (810,955) (2,244,471)
Total distributions (1,984,663) (2,312,763) (810,955) (2,244,471)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
106,674,234 167,768,433 13,620,004 29,330,291
Cost of shares redeemed
(30,428,964) (45,284,541) (55,332,821) (90,655,132)
Net Increase (Decrease) from Capital Transactions 76,245,270 122,483,892 (41,712,817) (61,324,841)
Total Increase (Decrease) in Net Assets 71,113,240 183,888,979 (40,107,698) (13,702,223)
NET ASSETS
Beginning of Period
$ 330,694,871 $ 146,805,892 $ 153,222,525 $ 166,924,748
End of Period $ 401,808,111 $ 330,694,871 $ 113,114,827 $ 153,222,525
SHARE TRANSACTIONS
Beginning of period
5,125,001 3,150,001 1,150,001 1,625,001
Shares issued
— — — —
Shares issued in-kind
1,650,000 2,725,000 100,000 250,000
Shares redeemed
— — — —
Shares redeemed in-kind
(450,000) (750,000) (400,000) (725,000)
Shares Outstanding, End of Period 6,325,001 5,125,001 850,001 1,150,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 20
FlexShares
®
STOXX
®
Global
ESG Select Index Fund
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 784,396 $ 2,753,512 $ 444,872 $ 687,502
Net realized gain (loss)
23,381,761 29,026,371 4,754,650 2,352,684
Net change in unrealized appreciation (depreciation)
(20,318,424) 11,439,237 (7,398,465) 11,169,595
Net Increase (Decrease) in Net Assets Resulting from
Operations
3,847,733 43,219,120 (2,198,943) 14,209,781
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(879,030) (3,017,204) (427,867) (672,843)
Total distributions (879,030) (3,017,204) (427,867) (672,843)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
8,587,166 8,071,815 14,926,625 28,210,147
Cost of shares redeemed
(68,624,270) (62,156,283) (20,957,174) (10,281,256)
Net Increase (Decrease) from Capital Transactions (60,037,104) (54,084,468) (6,030,549) 17,928,891
Total Increase (Decrease) in Net Assets (57,068,401) (13,882,552) (8,657,359) 31,465,829
NET ASSETS
Beginning of Period
$ 137,933,068 $ 151,815,620 $ 68,361,715 $ 36,895,886
End of Period $ 80,864,667 $ 137,933,068 $ 59,704,356 $ 68,361,715
SHARE TRANSACTIONS
Beginning of period
825,001 1,150,001 1,075,000 775,000
Shares issued
25,000 — — —
Shares issued in-kind
25,000 50,000 225,000 475,000
Shares redeemed
— — — —
Shares redeemed in-kind
(400,000) (375,000) (325,000) (175,000)
Shares Outstanding, End of Period 475,001 825,001 975,000 1,075,000
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
21 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 723,027 $ 1,447,299 $ 76,698,124 $ 184,931,950
Net realized gain (loss)
2,150,536 (56,109) (38,338,140) 301,524,279
Net change in unrealized appreciation (depreciation)
151,943 8,280,692 (221,631,061) (33,787,940)
Net Increase (Decrease) in Net Assets Resulting from
Operations
3,025,506 9,671,882 (183,271,077) 452,668,289
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(463,180) (1,430,345) (78,813,586) (212,052,958)
Total distributions (463,180) (1,430,345) (78,813,586) (212,052,958)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
6,232,642 9,594,813 151,126,470 299,759,719
Cost of shares redeemed
(10,010,441) — (920,391,668) (1,806,982,481)
Net Increase (Decrease) from Capital Transactions (3,777,799) 9,594,813 (769,265,198) (1,507,222,762)
Total Increase (Decrease) in Net Assets (1,215,473) 17,836,350 (1,031,349,861) (1,266,607,431)
NET ASSETS
Beginning of Period
$ 55,320,556 $ 37,484,206 $ 5,658,678,617 $ 6,925,286,048
End of Period $ 54,105,083 $ 55,320,556 $ 4,627,328,756 $ 5,658,678,617
SHARE TRANSACTIONS
Beginning of period
1,100,000 900,000 142,250,001 179,600,001
Shares issued
— — — —
Shares issued in-kind
125,000 200,000 3,800,000 7,250,000
Shares redeemed
— — — —
Shares redeemed in-kind
(200,000) — (24,300,000) (44,600,000)
Shares Outstanding, End of Period 1,025,000 1,100,000 121,750,001 142,250,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 22
FlexShares
®
STOXX
®
Global
Broad Infrastructure Index
Fund
FlexShares
®
Global Quality
Real Estate Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 29,808,376 $ 62,430,144 $ 6,876,644 $ 11,275,743
Net realized gain (loss)
37,805,846 8,945,584 7,983,987 (6,828,949)
Net change in unrealized appreciation (depreciation)
29,193,566 393,057,583 (18,255,777) 74,814,940
Net Increase (Decrease) in Net Assets Resulting from
Operations
96,807,788 464,433,311 (3,395,146) 79,261,734
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(39,493,541) (58,385,424) (9,178,090) (8,255,496)
Total distributions (39,493,541) (58,385,424) (9,178,090) (8,255,496)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
60,420,815 194,360,935 40,360,388 78,683,364
Cost of shares redeemed
(250,960,207) (147,354,853) — (8,207,678)
Net Increase (Decrease) from Capital Transactions (190,539,392) 47,006,082 40,360,388 70,475,686
Total Increase (Decrease) in Net Assets (133,225,145) 453,053,969 27,787,152 141,481,924
NET ASSETS
Beginning of Period
$ 2,478,235,432 $ 2,025,181,463 $ 386,155,255 $ 244,673,331
End of Period $ 2,345,010,287 $ 2,478,235,432 $ 413,942,407 $ 386,155,255
SHARE TRANSACTIONS
Beginning of period
43,000,001 42,400,001 6,450,001 5,200,001
Shares issued
— — — —
Shares issued in-kind
1,100,000 3,350,000 700,000 1,400,000
Shares redeemed
— — — —
Shares redeemed in-kind
(4,500,000) (2,750,000) — (150,000)
Shares Outstanding, End of Period 39,600,001 43,000,001 7,150,001 6,450,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
23 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Real Assets
Allocation Index Fund
FlexShares
®
Quality Dividend
Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 152,958 $ 325,188 $ 17,880,599 $ 35,537,888
Net realized gain (loss)
(42,373) (1,651,389) 50,467,152 154,704,252
Net change in unrealized appreciation (depreciation)
(39,424) 3,586,782 (153,826,932) 283,307,154
Net Increase (Decrease) in Net Assets Resulting from
Operations
71,161 2,260,581 (85,479,181) 473,549,294
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(146,014) (325,181) (17,386,708) (35,466,391)
Total distributions (146,014) (325,181) (17,386,708) (35,466,391)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
772,859 743,392 270,265,409 487,284,188
Cost of shares redeemed
(1,536,434) (11,340,047) (313,094,717) (552,826,719)
Net Increase (Decrease) from Capital Transactions (763,575) (10,596,655) (42,829,308) (65,542,531)
Total Increase (Decrease) in Net Assets (838,428) (8,661,255) (145,695,197) 372,540,372
NET ASSETS
Beginning of Period
$ 7,911,296 $ 16,572,551 $ 1,850,813,188 $ 1,478,272,816
End of Period $ 7,072,868 $ 7,911,296 $ 1,705,117,991 $ 1,850,813,188
SHARE TRANSACTIONS
Beginning of period
250,001 600,001 26,217,921 27,167,921
Shares issued
— — — —
Shares issued in-kind
25,000 25,000 3,725,000 7,550,000
Shares redeemed
— — — —
Shares redeemed in-kind
(50,000) (375,000) (4,325,000) (8,500,000)
Shares Outstanding, End of Period 225,001 250,001 25,617,921 26,217,921
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 24
FlexShares
®
Quality Dividend
Defensive Index Fund
FlexShares
®
International
Quality Dividend Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 4,061,010 $ 7,561,434 $ 12,032,053 $ 22,959,259
Net realized gain (loss)
12,645,525 36,737,246 8,040,010 29,203,700
Net change in unrealized appreciation (depreciation)
(22,248,907) 63,176,943 21,779,985 76,950,451
Net Increase (Decrease) in Net Assets Resulting from
Operations
(5,542,372) 107,475,623 41,852,048 129,113,410
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(3,776,851) (7,574,384) (25,410,963) (28,104,138)
Total distributions (3,776,851) (7,574,384) (25,410,963) (28,104,138)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
56,376,857 83,216,409 61,379,329 45,411,482
Cost of shares redeemed
(51,321,389) (92,478,603) — (50,896,626)
Net Increase (Decrease) from Capital Transactions 5,055,468 (9,262,194) 61,379,329 (5,485,144)
Total Increase (Decrease) in Net Assets (4,263,755) 90,639,045 77,820,414 95,524,128
NET ASSETS
Beginning of Period
$ 403,870,143 $ 313,231,098 $ 594,400,042 $ 498,875,914
End of Period $ 399,606,388 $ 403,870,143 $ 672,220,456 $ 594,400,042
SHARE TRANSACTIONS
Beginning of period
5,725,001 5,875,001 23,800,001 24,100,001
Shares issued
— — — —
Shares issued in-kind
775,000 1,275,000 2,500,000 1,800,000
Shares redeemed
— — — —
Shares redeemed in-kind
(700,000) (1,425,000) — (2,100,000)
Shares Outstanding, End of Period 5,800,001 5,725,001 26,300,001 23,800,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
25 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
International
Quality Dividend Dynamic
Index Fund
FlexShares
®
iBoxx 3-Year
Target Duration TIPS Index
Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 1,251,279 $ 2,743,835 $ 47,142,466 $ 68,408,052
Net realized gain (loss)
1,579,703 4,066,815 7,354,398 (34,897,049)
Net change in unrealized appreciation (depreciation)
579,700 11,027,648 42,224,459 89,699,533
Net Increase (Decrease) in Net Assets Resulting from
Operations
3,410,682 17,838,298 96,721,323 123,210,536
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(3,047,161) (3,841,529) (37,386,571) (75,178,977)
Total distributions (3,047,161) (3,841,529) (37,386,571) (75,178,977)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
5,802,594 — 678,396,105 76,578,550
Cost of shares redeemed
(8,167,613) (11,679,715) (61,301,022) (330,628,519)
Net Increase (Decrease) from Capital Transactions (2,365,019) (11,679,715) 617,095,083 (254,049,969)
Total Increase (Decrease) in Net Assets (2,001,498) 2,317,054 676,429,835 (206,018,410)
NET ASSETS
Beginning of Period
$ 68,030,762 $ 65,713,708 $ 1,721,904,827 $ 1,927,923,237
End of Period $ 66,029,264 $ 68,030,762 $ 2,398,334,662 $ 1,721,904,827
SHARE TRANSACTIONS
Beginning of period
2,300,001 2,700,001 72,404,000 83,204,000
Shares issued
— — — —
Shares issued in-kind
200,000 — 28,450,000 3,250,000
Shares redeemed
— — — —
Shares redeemed in-kind
(300,000) (400,000) (2,550,000) (14,050,000)
Shares Outstanding, End of Period 2,200,001 2,300,001 98,304,000 72,404,000
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 26
FlexShares
®
iBoxx 5-Year
Target Duration TIPS Index
Fund
FlexShares
®
Disciplined
Duration MBS Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 16,114,198 $ 28,231,723 $ 1,681,006 $ 2,775,616
Net realized gain (loss)
(3,501,032) (15,415,526) (630,841) (133,212)
Net change in unrealized appreciation (depreciation)
19,334,454 46,041,486 1,479,258 3,262,967
Net Increase (Decrease) in Net Assets Resulting from
Operations
31,947,620 58,857,683 2,529,423 5,905,371
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(13,004,021) (31,460,939) (1,945,835) (2,849,089)
Total distributions (13,004,021) (31,460,939) (1,945,835) (2,849,089)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
131,664,386 142,395,252 4,087,455 24,810,390
Cost of shares redeemed
(60,412,912) (277,862,798) (14,201,203) (9,118,840)
Net Increase (Decrease) from Capital Transactions 71,251,474 (135,467,546) (10,113,748) 15,691,550
Total Increase (Decrease) in Net Assets 90,195,073 (108,070,802) (9,530,160) 18,747,832
NET ASSETS
Beginning of Period
$ 703,479,600 $ 811,550,402 $ 93,171,871 $ 74,424,039
End of Period $ 793,674,673 $ 703,479,600 $ 83,641,711 $ 93,171,871
SHARE TRANSACTIONS
Beginning of period
29,800,001 35,650,001 4,550,001 3,800,001
Shares issued
— — 200,000 1,200,000
Shares issued in-kind
5,600,000 6,050,000 — —
Shares redeemed
— — (700,000) (450,000)
Shares redeemed in-kind
(2,550,000) (11,900,000) — —
Shares Outstanding, End of Period 32,850,001 29,800,001 4,050,001 4,550,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
27 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 11,856,419 $ 18,255,065 $ 1,160,166 $ 1,969,879
Net realized gain (loss)
85,750 301,461 (1,093,312) (1,686,921)
Net change in unrealized appreciation (depreciation)
1,723,692 17,278,675 (842,058) 5,656,873
Net Increase (Decrease) in Net Assets Resulting from
Operations
13,665,861 35,835,201 (775,204) 5,939,831
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(11,744,114) (17,529,058) (1,197,370) (1,908,246)
Total distributions (11,744,114) (17,529,058) (1,197,370) (1,908,246)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
69,406,626 244,936,059 — 21,700,022
Cost of shares redeemed
(19,192,009) (82,444,948) (10,368,579) (6,566,715)
Net Increase (Decrease) from Capital Transactions 50,214,617 162,491,111 (10,368,579) 15,133,307
Total Increase (Decrease) in Net Assets 52,136,364 180,797,254 (12,341,153) 19,164,892
NET ASSETS
Beginning of Period
$ 455,346,993 $ 274,549,739 $ 47,740,356 $ 28,575,464
End of Period $ 507,483,357 $ 455,346,993 $ 35,399,203 $ 47,740,356
SHARE TRANSACTIONS
Beginning of period
9,450,001 6,050,001 1,100,001 750,001
Shares issued
— 1,350,000 — 150,000
Shares issued in-kind
1,450,000 3,750,000 — 350,000
Shares redeemed
— — — —
Shares redeemed in-kind
(400,000) (1,700,000) (250,000) (150,000)
Shares Outstanding, End of Period 10,500,001 9,450,001 850,001 1,100,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 28
FlexShares
®
High Yield Value-
Scored Bond Index Fund
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 54,027,270 $ 118,418,866 $ 1,119,076 $ 1,805,823
Net realized gain (loss)
5,568,151 581,371 (238,001) (167,601)
Net change in unrealized appreciation (depreciation)
(51,584,242) 79,237,994 (200,337) 2,294,353
Net Increase (Decrease) in Net Assets Resulting from
Operations
8,011,179 198,238,231 680,738 3,932,575
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(55,490,144) (118,779,804) (1,124,574) (1,728,547)
Total distributions (55,490,144) (118,779,804) (1,124,574) (1,728,547)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
327,950,131 1,086,486,120 6,166,743 18,407,586
Cost of shares redeemed
(470,443,425) (920,830,500) (6,186,717) —
Net Increase (Decrease) from Capital Transactions (142,493,294) 165,655,620 (19,974) 18,407,586
Total Increase (Decrease) in Net Assets (189,972,259) 245,114,047 (463,810) 20,611,614
NET ASSETS
Beginning of Period
$ 1,467,420,568 $ 1,222,306,521 $ 45,283,761 $ 24,672,147
End of Period $ 1,277,448,309 $ 1,467,420,568 $ 44,819,951 $ 45,283,761
SHARE TRANSACTIONS
Beginning of period
35,700,001 31,550,001 1,100,000 650,000
Shares issued
150,000 12,450,000 — 350,000
Shares issued in-kind
7,850,000 14,350,000 150,000 100,000
Shares redeemed
— (8,150,000) — —
Shares redeemed in-kind
(11,600,000) (14,500,000) (150,000) —
Shares Outstanding, End of Period 32,100,001 35,700,001 1,100,000 1,100,000
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
29 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Ultra-Short Income
Fund
FlexShares
®
Core Select Bond
Fund
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
Six Months
Ended April
30, 2025
(Unaudited)
Year Ended
October 31,
2024
OPERATIONS
Net investment income (loss)
$ 28,498,029 $ 59,847,731 $ 3,142,434 $ 6,328,571
Net realized gain (loss)
710,219 411,894 572,706 (2,460,751)
Net change in unrealized appreciation (depreciation)
(1,921,741) 5,426,170 (281,685) 13,795,260
Net Increase (Decrease) in Net Assets Resulting from
Operations
27,286,507 65,685,795 3,433,455 17,663,080
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(29,078,554) (59,364,587) (3,043,028) (6,336,750)
Total distributions (29,078,554) (59,364,587) (3,043,028) (6,336,750)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
176,929,249 259,744,290 2,739,037 10,577,124
Cost of shares redeemed
(94,108,681) (191,309,820) (38,420,442) (37,759,017)
Net Increase (Decrease) from Capital Transactions 82,820,568 68,434,470 (35,681,405) (27,181,893)
Total Increase (Decrease) in Net Assets 81,028,521 74,755,678 (35,290,978) (15,855,563)
NET ASSETS
Beginning of Period
$ 1,151,144,756 $ 1,076,389,078 $ 166,575,300 $ 182,430,863
End of Period $ 1,232,173,277 $ 1,151,144,756 $ 131,284,322 $ 166,575,300
SHARE TRANSACTIONS
Beginning of period
15,240,001 14,330,001 7,525,001 8,775,001
Shares issued
2,150,000 3,440,000 — —
Shares issued in-kind
200,000 10,000 125,000 475,000
Shares redeemed
(970,000) (2,520,000) — —
Shares redeemed in-kind
(280,000) (20,000) (1,750,000) (1,725,000)
Shares Outstanding, End of Period 16,340,001 15,240,001 5,900,001 7,525,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT 30
FlexShares
®
Trust
Financial Highlights
See Accompanying Notes to the Financial Statements.
FlexShares
®
US Quality Low Volatility Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 65.48 $ 51.39 $ 50.02 $ 54.60 $ 40.93 $ 40.44
PER SHARE
Investment Operations
Net Investment Income
(a)
0.59 1.06 0.88 0.82 0.57 0.64
Net Realized and Unrealized Gain (Loss)
(0.57) 14.09 1.40 (4.70) 13.69 0.38
Total from Operations
0.02 15.15 2.28 (3.88) 14.26 1.02
Distributions
Net Investment Income
(0.58) (1.06) (0.91) (0.70) (0.59) (0.53)
Total from Distributions
(0.58) (1.06) (0.91) (0.70) (0.59) (0.53)
Net Asset Value, end of period
$ 64.92 $ 65.48 $ 51.39 $ 50.02 $ 54.60 $ 40.93
Total Return
(b)
Net Asset Value
(d)
0 .02% 29 .66% 4 .56% ( 7 .12 ) % 35 .05% 2 .63%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .11% 0 .19% 0 .23% 0 .23% 0 .23% 0 .23%
Expenses net of reimbursements
0 .11% 0 .18% 0 .22% 0 .22% 0 .22% 0 .22%
Net Investment Income Before Reimbursements
1 .81% 1 .76% 1 .70% 1 .58% 1 .17% 1 .55%
Net Investment Income Net of Reimbursements
1 .81% 1 .76% 1 .70% 1 .58% 1 .17% 1 .56%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
22% 48% 51% 48% 43% 47%
Net assets, end of period (thousands)
$ 129,838 $ 130,952 $ 185,005 $ 162,569 $ 161,074 $ 110,524

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
31 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 27.63 $ 23.67 $ 22.09 $ 27.92 $ 23.48 $ 25.60
PER SHARE
Investment Operations
Net Investment Income
(a)
0.43 0.71 0.73 0.66 0.73 0.64
Net Realized and Unrealized Gain (Loss)
2.46 4.10 1.55 (5.71) 4.43 (2.22)
Total from Operations
2.89 4.81 2.28 (5.05) 5.16 (1.58)
Distributions
Net Investment Income
(0.24) (0.85) (0.70) (0.78) (0.72) (0.54)
Total from Distributions
(0.24) (0.85) (0.70) (0.78) (0.72) (0.54)
Net Asset Value, end of period
$ 30.28 $ 27.63 $ 23.67 $ 22.09 $ 27.92 $ 23.48
Total Return
(b)
Net Asset Value
(d)
10 .59% 20 .56% 10 .16% ( 18 .36 ) % 22 .05% ( 6 .24 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .25% 0 .34% 0 .33% 0 .33% 0 .33% 0 .33%
Expenses net of reimbursements
0 .18% 0 .32% 0 .32% 0 .32% 0 .32% 0 .32%
Net Investment Income Before Reimbursements
3 .03% 2 .66% 2 .94% 2 .60% 2 .68% 2 .63%
Net Investment Income Net of Reimbursements
3 .10% 2 .67% 2 .94% 2 .60% 2 .68% 2 .64%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
24% 46% 52% 56% 56% 62%
Net assets, end of period (thousands)
$ 52,993 $ 46,977 $ 66,263 $ 61,852 $ 75,371 $ 65,747

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 32
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 26.32 $ 21.63 $ 20.53 $ 26.41 $ 23.95 $ 24.94
PER SHARE
Investment Operations
Net Investment Income
(a)
0.34 0.66 0.76 0.67 0.69 0.56
Net Realized and Unrealized Gain (Loss)
(0.14) 4.37 1.02 (5.82) 2.22 (0.91)
Total from Operations
0.20 5.03 1.78 (5.15) 2.91 (0.35)
Distributions
Net Investment Income
(0.61) (0.34) (0.68) (0.69) (0.45) (0.64)
Tax Return of Capital
— — — (0.04) — —
Total from Distributions
(0.61) (0.34) (0.68) (0.73) (0.45) (0.64)
Net Asset Value, end of period
$ 25.91 $ 26.32 $ 21.63 $ 20.53 $ 26.41 $ 23.95
Total Return
(b)
Net Asset Value
(d)
0 .85% 23 .35% 8 .52% ( 19 .77 ) % 12 .09% ( 1 .41 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .25% 0 .41% 0 .41% 0 .41% 0 .41% 0 .41%
Expenses net of reimbursements
0 .25% 0 .40% 0 .40% 0 .40% 0 .40% 0 .40%
Net Investment Income Before Reimbursements
2 .68% 2 .70% 3 .35% 2 .75% 2 .57% 2 .38%
Net Investment Income Net of Reimbursements
2 .69% 2 .70% 3 .35% 2 .75% 2 .58% 2 .39%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
25% 96% 75% 53% 54% 81%
Net assets, end of period (thousands)
$ 12,953 $ 13,161 $ 12,980 $ 8,214 $ 15,844 $ 9,578

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
33 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 211.23 $ 157.18 $ 151.07 $ 178.97 $ 121.11 $ 119.52
PER SHARE
Investment Operations
Net Investment Income
(a)
1.45 2.77 2.53 2.39 2.08 2.10
Net Realized and Unrealized Gain (Loss)
(8.99) 54.05 6.03 (27.93) 57.80 1.60
Total from Operations
(7.54) 56.82 8.56 (25.54) 59.88 3.70
Distributions
Net Investment Income
(1.32) (2.77) (2.45) (2.36) (2.02) (2.11)
Total from Distributions
(1.32) (2.77) (2.45) (2.36) (2.02) (2.11)
Net Asset Value, end of period
$ 202.37 $ 211.23 $ 157.18 $ 151.07 $ 178.97 $ 121.11
Total Return
(b)
Net Asset Value
(d)
( 3 .60 ) % 36 .32% 5 .67% ( 14 .33 ) % 49 .68% 3 .28%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .26% 0 .26% 0 .26% 0 .26% 0 .26% 0 .26%
Expenses net of reimbursements
0 .25% 0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net Investment Income Before Reimbursements
1 .36% 1 .42% 1 .58% 1 .47% 1 .28% 1 .78%
Net Investment Income Net of Reimbursements
1 .36% 1 .43% 1 .58% 1 .47% 1 .29% 1 .79%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
6% 11% 15% 14% 24% 26%
Net assets, end of period (thousands)
$ 1,588,610 $ 1,689,839 $ 1,336,011 $ 1,397,408 $ 1,727,019 $ 1,174,786

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 34
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 71.36 $ 60.16 $ 54.48 $ 73.71 $ 54.24 $ 62.67
PER SHARE
Investment Operations
Net Investment Income
(a)
1.10 2.04 1.93 1.94 1.71 1.31
Net Realized and Unrealized Gain (Loss)
6.38 11.68 5.37 (18.44) 19.27 (7.88)
Total from Operations
7.48 13.72 7.30 (16.50) 20.98 (6.57)
Distributions
Net Investment Income
(1.26) (2.52) (1.62) (2.61) (1.51) (1.86)
Tax Return of Capital
— — — (0.12) — —
Total from Distributions
(1.26) (2.52) (1.62) (2.73) (1.51) (1.86)
Net Asset Value, end of period
$ 77.58 $ 71.36 $ 60.16 $ 54.48 $ 73.71 $ 54.24
Total Return
(b)
Net Asset Value
(d)
10 .69% 22 .99% 13 .21% ( 22 .83 ) % 38 .79% ( 10 .57 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .41% 0 .41% 0 .40% 0 .40% 0 .40% 0 .40%
Expenses net of reimbursements
0 .39% 0 .39% 0 .39% 0 .39% 0 .39% 0 .39%
Net Investment Income Before Reimbursements
3 .06% 2 .91% 3 .04% 3 .02% 2 .42% 2 .28%
Net Investment Income Net of Reimbursements
3 .08% 2 .92% 3 .04% 3 .02% 2 .42% 2 .28%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
13% 19% 22% 27% 29% 21%
Net assets, end of period (thousands)
$ 481,019 $ 456,698 $ 469,239 $ 446,754 $ 648,638 $ 499,016

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
35 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 55.34 $ 46.54 $ 42.22 $ 60.79 $ 48.05 $ 50.42
PER SHARE
Investment Operations
Net Investment Income
(a)
0.67 1.33 1.45 1.86 1.51 1.02
Net Realized and Unrealized Gain (Loss)
(1.22) 8.95 4.36 (18.06) 12.40 (1.97)
Total from Operations
(0.55) 10.28 5.81 (16.20) 13.91 (0.95)
Distributions
Net Investment Income
(1.62) (1.48) (1.49) (2.37) (1.17) (1.42)
Total from Distributions
(1.62) (1.48) (1.49) (2.37) (1.17) (1.42)
Net Asset Value, end of period
$ 53.17 $ 55.34 $ 46.54 $ 42.22 $ 60.79 $ 48.05
Total Return
(b)
Net Asset Value
(d)
( 0 .89 ) % 22 .41%
(g)
13 .63%
(g)
( 27 .32 ) % 28 .95% ( 1 .86 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .58% 0 .58% 0 .61% 0 .60% 0 .60% 0 .60%
Expenses net of reimbursements
0 .57% 0 .57% 0 .59% 0 .59% 0 .59% 0 .59%
Net Investment Income Before Reimbursements
2 .57% 2 .54% 2 .95% 3 .49% 2 .46% 2 .13%
Net Investment Income Net of Reimbursements
2 .58% 2 .55% 2 .97% 3 .49% 2 .47% 2 .14%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
17% 33% 39% 34% 40% 41%
Net assets, end of period (thousands)
$ 249,894 $ 276,698 $ 218,724 $ 206,889 $ 334,372 $ 225,847

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 36
FlexShares
®
US Quality Large Cap Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 64.53 $ 46.61 $ 43.17 $ 50.25 $ 35.48 $ 34.69
PER SHARE
Investment Operations
Net Investment Income
(a)
0.40 0.72 0.67 0.61 0.50 0.62
Net Realized and Unrealized Gain (Loss)
(1.03) 17.83 3.43 (7.11) 14.76 0.76
Total from Operations
(0.63) 18.55 4.10 (6.50) 15.26 1.38
Distributions
Net Investment Income
(0.37) (0.63) (0.66) (0.58) (0.49) (0.59)
Total from Distributions
(0.37) (0.63) (0.66) (0.58) (0.49) (0.59)
Net Asset Value, end of period
$ 63.53 $ 64.53 $ 46.61 $ 43.17 $ 50.25 $ 35.48
Total Return
(b)
Net Asset Value
(d)
( 1 .00 ) % 39 .96% 9 .54% ( 12 .98 ) % 43 .21% 4 .13%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .26% 0 .26% 0 .26% 0 .30% 0 .33% 0 .33%
Expenses net of reimbursements
0 .25% 0 .25% 0 .25% 0 .30% 0 .32% 0 .32%
Net Investment Income Before Reimbursements
1 .22% 1 .22% 1 .44% 1 .31% 1 .11% 1 .77%
Net Investment Income Net of Reimbursements
1 .22% 1 .22% 1 .44% 1 .31% 1 .11% 1 .77%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
10% 16% 20% 22% 30% 48%
Net assets, end of period (thousands)
$ 401,808 $ 330,695 $ 146,806 $ 127,350 $ 144,475 $ 71,842

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
37 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
STOXX
®
US ESG Select Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 133.24 $ 102.72 $ 92.96 $ 112.73 $ 79.16 $ 72.29
PER SHARE
Investment Operations
Net Investment Income
(a)
0.79 1.46 1.32 1.22 1.26 1.27
Net Realized and Unrealized Gain (Loss)
(0.18) 30.57 9.71 (19.75) 33.50 6.81
Total from Operations
0.61 32.03 11.03 (18.53) 34.76 8.08
Distributions
Net Investment Income
(0.77) (1.51) (1.27) (1.24) (1.19) (1.21)
Total from Distributions
(0.77) (1.51) (1.27) (1.24) (1.19) (1.21)
Net Asset Value, end of period
$ 133.08 $ 133.24 $ 102.72 $ 92.96 $ 112.73 $ 79.16
Total Return
(b)
Net Asset Value
(d)
0 .44% 31 .28% 11 .91% ( 16 .51 ) % 44 .15% 11 .40%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .33% 0 .33% 0 .33% 0 .33% 0 .33% 0 .33%
Expenses net of reimbursements
0 .32% 0 .32% 0 .32% 0 .32% 0 .32% 0 .32%
Net Investment Income Before Reimbursements
1 .15% 1 .17% 1 .30% 1 .20% 1 .25% 1 .67%
Net Investment Income Net of Reimbursements
1 .15% 1 .18% 1 .30% 1 .20% 1 .26% 1 .68%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
14% 27% 28% 46% 40% 66%
Net assets, end of period (thousands)
$ 113,115 $ 153,223 $ 166,925 $ 171,980 $ 191,643 $ 89,052

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 38
FlexShares
®
STOXX
®
Global ESG Select Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 167.19 $ 132.01 $ 117.54 $ 148.57 $ 106.02 $ 101.77
PER SHARE
Investment Operations
Net Investment Income
(a)
1.28 2.57 2.42 2.24 2.03 1.72
Net Realized and Unrealized Gain (Loss)
3.16 35.41 14.27 (30.82) 42.38 4.26
Total from Operations
4.44 37.98 16.69 (28.58) 44.41 5.98
Distributions
Net Investment Income
(1.39) (2.80) (2.22) (2.45) (1.86) (1.73)
Total from Distributions
(1.39) (2.80) (2.22) (2.45) (1.86) (1.73)
Net Asset Value, end of period
$ 170.24 $ 167.19 $ 132.01 $ 117.54 $ 148.57 $ 106.02
Total Return
(b)
Net Asset Value
(d)
2 .66% 28 .88% 14 .17% ( 19 .35 ) % 42 .10% 6 .03%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .47% 0 .44% 0 .43% 0 .43% 0 .43% 0 .43%
Expenses net of reimbursements
0 .42% 0 .42% 0 .42% 0 .42% 0 .42% 0 .42%
Net Investment Income Before Reimbursements
1 .46% 1 .60% 1 .82% 1 .69% 1 .50% 1 .66%
Net Investment Income Net of Reimbursements
1 .50% 1 .62% 1 .83% 1 .69% 1 .51% 1 .66%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
25% 41% 35% 54% 48% 58%
Net assets, end of period (thousands)
$ 80,865 $ 137,933 $ 151,816 $ 146,925 $ 185,717 $ 111,323

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
39 FLEXSHARES SEMIANNUAL REPORT
*  Commencement of investment operations.
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31, For the period
09/20/21*
through
10/31/21 2024 2023 2022
Net asset value, beginning of period
$ 63.59 $ 47.61 $ 44.21 $ 53.39 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.42 0.77 0.77 0.70 0.06
Net Realized and Unrealized Gain (Loss)
(2.35) 15.96 3.35 (9.25) 3.33
Total from Operations
(1.93) 16.73 4.12 (8.55) 3.39
Distributions
Net Investment Income
(0.42) (0.75) (0.72) (0.62) —
From Net Realized Gains
— — — (0.01) —
Total from Distributions
(0.42) (0.75) (0.72) (0.63) —
Net Asset Value, end of period
$ 61.24 $ 63.59 $ 47.61 $ 44.21 $ 53.39
Total Return
(b)
Net Asset Value
(d)
( 3 .07 ) % 35 .29% 9 .33% ( 16 .09 ) % 6 .78%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .10% 0 .10% 0 .10% 0 .10% 0 .09%
Expenses net of reimbursements
0 .09% 0 .09% 0 .09% 0 .09% 0 .09%
Net Investment Income Before Reimbursements
1 .30% 1 .30% 1 .61% 1 .53% 0 .96%
Net Investment Income Net of Reimbursements
1 .30% 1 .30% 1 .61% 1 .53% 0 .96%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
16% 32% 16% 18% — %
(f)
Net assets, end of period (thousands)
$ 59,704 $ 68,362 $ 36,896 $ 22,103 $ 2,669

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 40
*  Commencement of investment operations.
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31, For the period
09/20/21*
through
10/31/21 2024 2023 2022
Net asset value, beginning of period
$ 50.29 $ 41.65 $ 38.15 $ 51.19 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.70 1.40 1.38 1.44 0.16
Net Realized and Unrealized Gain (Loss)
2.25 8.61 3.31 (13.28) 1.03
Total from Operations
2.95 10.01 4.69 (11.84) 1.19
Distributions
Net Investment Income
(0.45) (1.37) (1.19) (1.20) —
Total from Distributions
(0.45) (1.37) (1.19) (1.20) —
Net Asset Value, end of period
$ 52.79 $ 50.29 $ 41.65 $ 38.15 $ 51.19
Total Return
(b)
Net Asset Value
(d)
5 .91% 24 .12% 12 .08% ( 23 .36 ) % 2 .38%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .19% 0 .14% 0 .13% 0 .13% 0 .12%
Expenses net of reimbursements
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Net Investment Income Before Reimbursements
2 .75% 2 .84% 3 .09% 3 .35% 2 .72%
Net Investment Income Net of Reimbursements
2 .81% 2 .85% 3 .09% 3 .35% 2 .72%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
13% 22% 32% 33% — %
(f)
Net assets, end of period (thousands)
$ 54,105 $ 55,321 $ 37,484 $ 17,169 $ 5,119

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
41 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 39.78 $ 38.56 $ 41.35 $ 38.66 $ 26.71 $ 31.40
PER SHARE
Investment Operations
Net Investment Income
(a)
0.57 1.19 1.46 1.88 1.44 0.89
Net Realized and Unrealized Gain (Loss)
(1.75) 1.40 (3.01) 2.76 11.72 (4.65)
Total from Operations
(1.18) 2.59 (1.55) 4.64 13.16 (3.76)
Distributions
Net Investment Income
(0.59) (1.37) (1.24) (1.95) (1.21) (0.93)
Total from Distributions
(0.59) (1.37) (1.24) (1.95) (1.21) (0.93)
Net Asset Value, end of period
$ 38.01 $ 39.78 $ 38.56 $ 41.35 $ 38.66 $ 26.71
Total Return
(b)
Net Asset Value
(d)
( 2 .94 ) % 6 .73%
(i)
( 3 .92 ) % 12 .20% 49 .70% ( 11 .87 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .47% 0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Expenses net of reimbursements
0 .46% 0 .46% 0 .46% 0 .46% 0 .46% 0 .46%
Net Investment Income Before Reimbursements
3 .03% 2 .94% 3 .48% 4 .48% 3 .95% 3 .03%
Net Investment Income Net of Reimbursements
3 .03% 2 .95% 3 .48% 4 .48% 3 .95% 3 .04%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
14% 21% 27% 32% 28% 29%
Net assets, end of period (thousands)
$ 4,627,329 $ 5,658,679 $ 6,925,286 $ 6,834,852 $ 6,052,710 $ 2,924,726

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 42
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 57.63 $ 47.76 $ 48.32 $ 57.73 $ 48.10 $ 52.56
PER SHARE
Investment Operations
Net Investment Income
(a)
0.70 1.50 1.40 1.35 1.38 1.25
Net Realized and Unrealized Gain (Loss)
1.81 9.78 (0.73) (9.27) 9.57 (4.53)
Total from Operations
2.51 11.28 0.67 (7.92) 10.95 (3.28)
Distributions
Net Investment Income
(0.92) (1.41) (1.23) (1.49) (1.32) (1.18)
Total from Distributions
(0.92) (1.41) (1.23) (1.49) (1.32) (1.18)
Net Asset Value, end of period
$ 59.22 $ 57.63 $ 47.76 $ 48.32 $ 57.73 $ 48.10
Total Return
(b)
Net Asset Value
(d)
4 .50% 23 .82%
(j)
1 .24% ( 13 .92 ) % 22 .85% ( 6 .23 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .48% 0 .48% 0 .48% 0 .48% 0 .48% 0 .48%
Expenses net of reimbursements
0 .47% 0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Net Investment Income Before Reimbursements
2 .49% 2 .75% 2 .74% 2 .51% 2 .45% 2 .51%
Net Investment Income Net of Reimbursements
2 .50% 2 .75% 2 .74% 2 .51% 2 .45% 2 .52%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
8% 12% 12% 16% 13% 13%
Net assets, end of period (thousands)
$ 2,345,010 $ 2,478,235 $ 2,025,181 $ 2,500,518 $ 2,643,906 $ 1,856,596

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
43 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Global Quality Real Estate Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 59.87 $ 47.05 $ 52.12 $ 70.35 $ 50.88 $ 66.60
PER SHARE
Investment Operations
Net Investment Income
(a)
1.00 1.97 1.50 1.67 1.38 1.43
Net Realized and Unrealized Gain (Loss)
(1.61) 12.26 (5.09) (17.88) 19.13 (14.62)
Total from Operations
(0.61) 14.23 (3.59) (16.21) 20.51 (13.19)
Distributions
Net Investment Income
(1.37) (1.41) (1.48) (1.99) (1.04) (2.50)
Tax Return of Capital
— — — (0.03) — (0.03)
Total from Distributions
(1.37) (1.41) (1.48) (2.02) (1.04) (2.53)
Net Asset Value, end of period
$ 57.89 $ 59.87 $ 47.05 $ 52.12 $ 70.35 $ 50.88
Total Return
(b)
Net Asset Value
(d)
( 0 .96 ) % 30 .44% ( 7 .16 ) % ( 23 .51 ) % 40 .58% ( 20 .29 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .47% 0 .46% 0 .46% 0 .46% 0 .46% 0 .46%
Expenses net of reimbursements
0 .45% 0 .45% 0 .45% 0 .45% 0 .45% 0 .45%
Net Investment Income Before Reimbursements
3 .45% 3 .50% 2 .83% 2 .63% 2 .16% 2 .53%
Net Investment Income Net of Reimbursements
3 .46% 3 .51% 2 .83% 2 .63% 2 .17% 2 .54%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
24% 49% 49% 54% 52% 56%
Net assets, end of period (thousands)
$ 413,942 $ 386,155 $ 244,673 $ 328,381 $ 418,597 $ 264,574

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 44
FlexShares
®
Real Assets Allocation Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 31.65 $ 27.62 $ 28.86 $ 33.67 $ 25.72 $ 30.30
PER SHARE
Investment Operations
Net Investment Income
(a)
0.62 0.86 0.73 0.93 0.83 0.86
Net Realized and Unrealized Gain (Loss)
(0.26) 4.05 (1.21) (4.72) 7.78 (4.58)
Total from Operations
0.36 4.91 (0.48) (3.79) 8.61 (3.72)
Distributions
Net Investment Income
(0.58) (0.88) (0.76) (1.02) (0.66) (0.86)
Total from Distributions
(0.58) (0.88) (0.76) (1.02) (0.66) (0.86)
Net Asset Value, end of period
$ 31.43 $ 31.65 $ 27.62 $ 28.86 $ 33.67 $ 25.72
Total Return
(b)
Net Asset Value
(d)
1 .28% 17 .89% ( 1 .78 ) % ( 11 .49 ) % 33 .66% ( 12 .45 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
(h)
0 .50% 0 .50% 0 .57% 0 .58% 0 .58% 0 .58%
Expenses net of reimbursements
(h)
( 0 .07 ) % 0 .03% 0 .10% 0 .11% 0 .12% 0 .11%
Net Investment Income Before Reimbursements
3 .42% 2 .35% 1 .96% 2 .40% 2 .07% 2 .65%
Net Investment Income Net of Reimbursements
4 .09% 2 .82% 2 .42% 2 .86% 2 .53% 3 .11%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
4% 28% 11% 7% 40% 14%
Net assets, end of period (thousands)
$ 7,073 $ 7,911 $ 16,573 $ 28,865 $ 30,300 $ 4,502

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
45 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Quality Dividend Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 70.59 $ 54.41 $ 52.28 $ 58.35 $ 43.40 $ 46.33
PER SHARE
Investment Operations
Net Investment Income
(a)
0.69 1.33 1.36 1.25 1.16 1.24
Net Realized and Unrealized Gain (Loss)
(4.05) 16.18 2.05 (6.05) 14.89 (2.67)
Total from Operations
(3.36) 17.51 3.41 (4.80) 16.05 (1.43)
Distributions
Net Investment Income
(0.67) (1.33) (1.28) (1.27) (1.10) (1.25)
From Net Realized Gains
— — — — — (0.25)
Total from Distributions
(0.67) (1.33) (1.28) (1.27) (1.10) (1.50)
Net Asset Value, end of period
$ 66.56 $ 70.59 $ 54.41 $ 52.28 $ 58.35 $ 43.40
Total Return
(b)
Net Asset Value
(d)
( 4 .80 ) % 32 .40% 6 .52% ( 8 .29 ) % 37 .27% ( 2 .98 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .38% 0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Expenses net of reimbursements
0 .37% 0 .37% 0 .37% 0 .37% 0 .37% 0 .37%
Net Investment Income Before Reimbursements
1 .98% 2 .04% 2 .45% 2 .24% 2 .16% 2 .79%
Net Investment Income Net of Reimbursements
1 .98% 2 .05% 2 .45% 2 .24% 2 .16% 2 .79%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
20% 38% 51% 40% 51% 75%
Net assets, end of period (thousands)
$ 1,705,118 $ 1,850,813 $ 1,478,273 $ 1,522,730 $ 1,642,545 $ 1,265,177

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 46
FlexShares
®
Quality Dividend Defensive Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 70.54 $ 53.32 $ 50.61 $ 56.01 $ 42.61 $ 46.25
PER SHARE
Investment Operations
Net Investment Income
(a)
0.70 1.32 1.29 1.16 1.09 1.21
Net Realized and Unrealized Gain (Loss)
(1.68) 17.22 2.66 (5.35) 13.39 (3.28)
Total from Operations
(0.98) 18.54 3.95 (4.19) 14.48 (2.07)
Distributions
Net Investment Income
(0.66) (1.32) (1.24) (1.21) (1.08) (1.21)
From Net Realized Gains
— — — — — (0.36)
Total from Distributions
(0.66) (1.32) (1.24) (1.21) (1.08) (1.57)
Net Asset Value, end of period
$ 68.90 $ 70.54 $ 53.32 $ 50.61 $ 56.01 $ 42.61
Total Return
(b)
Net Asset Value
(d)
( 1 .42 ) % 35 .07% 7 .82% ( 7 .53 ) % 34 .28% ( 4 .45 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .38% 0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Expenses net of reimbursements
0 .37% 0 .37% 0 .37% 0 .37% 0 .37% 0 .37%
Net Investment Income Before Reimbursements
2 .01% 2 .05% 2 .39% 2 .16% 2 .10% 2 .77%
Net Investment Income Net of Reimbursements
2 .01% 2 .06% 2 .40% 2 .16% 2 .11% 2 .77%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
20% 50% 51% 47% 57% 76%
Net assets, end of period (thousands)
$ 399,606 $ 403,870 $ 313,231 $ 345,444 $ 448,058 $ 411,173

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
47 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
International Quality Dividend Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 24.97 $ 20.70 $ 18.47 $ 25.77 $ 20.15 $ 23.06
PER SHARE
Investment Operations
Net Investment Income
(a)
0.49 0.98 1.12 1.15 0.97 0.79
Net Realized and Unrealized Gain (Loss)
1.14 4.48 2.14 (7.23) 5.55 (2.86)
Total from Operations
1.63 5.46 3.26 (6.08) 6.52 (2.07)
Distributions
Net Investment Income
(1.04) (1.19) (1.03) (1.22) (0.90) (0.84)
Total from Distributions
(1.04) (1.19) (1.03) (1.22) (0.90) (0.84)
Net Asset Value, end of period
$ 25.56 $ 24.97 $ 20.70 $ 18.47 $ 25.77 $ 20.15
Total Return
(b)
Net Asset Value
(d)
6 .96% 26 .73% 17 .45% ( 24 .11 ) % 32 .42% ( 8 .94 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .49% 0 .49% 0 .49% 0 .48% 0 .48% 0 .48%
Expenses net of reimbursements
0 .47% 0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Net Investment Income Before Reimbursements
4 .00% 4 .01% 5 .13% 5 .11% 3 .80% 3 .68%
Net Investment Income Net of Reimbursements
4 .02% 4 .03% 5 .14% 5 .11% 3 .81% 3 .68%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
32% 51% 49% 69% 68% 74%
Net assets, end of period (thousands)
$ 672,220 $ 594,400 $ 498,876 $ 432,097 $ 616,007 $ 453,477

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 48
FlexShares
®
International Quality Dividend Dynamic Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 29.58 $ 24.34 $ 21.31 $ 30.39 $ 22.38 $ 24.94
PER SHARE
Investment Operations
Net Investment Income
(a)
0.56 1.09 1.28 1.45 1.28 0.70
Net Realized and Unrealized Gain (Loss)
1.19 5.68 2.91 (9.01) 7.63 (2.45)
Total from Operations
1.75 6.77 4.19 (7.56) 8.91 (1.75)
Distributions
Net Investment Income
(1.32) (1.53) (1.16) (1.52) (0.90) (0.81)
Total from Distributions
(1.32) (1.53) (1.16) (1.52) (0.90) (0.81)
Net Asset Value, end of period
$ 30.01 $ 29.58 $ 24.34 $ 21.31 $ 30.39 $ 22.38
Total Return
(b)
Net Asset Value
(d)
6 .35% 28 .20% 19 .39% ( 25 .48 ) % 39 .87% ( 6 .99 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .54% 0 .51% 0 .48% 0 .48% 0 .48% 0 .48%
Expenses net of reimbursements
0 .47% 0 .47% 0 .47% 0 .47% 0 .47% 0 .47%
Net Investment Income Before Reimbursements
3 .84% 3 .77% 4 .96% 5 .49% 4 .24% 2 .90%
Net Investment Income Net of Reimbursements
3 .90% 3 .80% 4 .96% 5 .49% 4 .25% 2 .91%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
33% 61% 78% 74% 72% 85%
Net assets, end of period (thousands)
$ 66,029 $ 68,031 $ 65,714 $ 61,788 $ 75,975 $ 22,376

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
49 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 23.78 $ 23.17 $ 23.58 $ 26.38 $ 25.73 $ 24.58
PER SHARE
Investment Operations
Net Investment Income
(a)
0.54 0.90 0.96 1.72 1.09 0.33
Net Realized and Unrealized Gain (Loss)
0.50 0.69 (0.52) (2.83) 0.68 1.09
Total from Operations
1.04 1.59 0.44 (1.11) 1.77 1.42
Distributions
Net Investment Income
(0.42) (0.98) (0.85) (1.66) (1.12) (0.27)
Tax Return of Capital
— — — (0.03) — —
Total from Distributions
(0.42) (0.98) (0.85) (1.69) (1.12) (0.27)
Net Asset Value, end of period
$ 24.40 $ 23.78 $ 23.17 $ 23.58 $ 26.38 $ 25.73
Total Return
(b)
Net Asset Value
(d)
4 .41% 7 .02% 1 .84% ( 4 .44 ) % 6 .95% 5 .81%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .19% 0 .19% 0 .19% 0 .19% 0 .19% 0 .19%
Expenses net of reimbursements
0 .18% 0 .18% 0 .18% 0 .18% 0 .18% 0 .18%
Net Investment Income Before Reimbursements
4 .51% 3 .80% 4 .08% 6 .82% 4 .14% 1 .33%
Net Investment Income Net of Reimbursements
4 .52% 3 .81% 4 .08% 6 .83% 4 .15% 1 .33%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
43% 71% 63% 116% 53% 71%
Net assets, end of period (thousands)
$ 2,398,335 $ 1,721,905 $ 1,927,923 $ 2,157,939 $ 1,437,584 $ 1,429,491

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 50
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 23.61 $ 22.76 $ 23.63 $ 28.02 $ 27.34 $ 25.50
PER SHARE
Investment Operations
Net Investment Income
(a)
0.51 0.89 1.01 1.83 1.16 0.36
Net Realized and Unrealized Gain (Loss)
0.44 0.94 (1.01) (4.35) 0.70 1.76
Total from Operations
0.95 1.83 0.00 (2.52) 1.86 2.12
Distributions
Net Investment Income
(0.40) (0.98) (0.87) (1.84) (1.18) (0.28)
Tax Return of Capital
— — — (0.03) — —
Total from Distributions
(0.40) (0.98) (0.87) (1.87) (1.18) (0.28)
Net Asset Value, end of period
$ 24.16 $ 23.61 $ 22.76 $ 23.63 $ 28.02 $ 27.34
Total Return
(b)
Net Asset Value
(d)
4 .08% 8 .20% ( 0 .11 ) % ( 9 .46 ) % 6 .88% 8 .39%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .19% 0 .19% 0 .19% 0 .19% 0 .19% 0 .19%
Expenses net of reimbursements
0 .18% 0 .18% 0 .18% 0 .18% 0 .18% 0 .18%
Net Investment Income Before Reimbursements
4 .32% 3 .77% 4 .26% 6 .98% 4 .17% 1 .35%
Net Investment Income Net of Reimbursements
4 .32% 3 .77% 4 .27% 6 .98% 4 .17% 1 .35%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
25% 42% 52% 80% 46% 66%
Net assets, end of period (thousands)
$ 793,675 $ 703,480 $ 811,550 $ 643,886 $ 714,479 $ 596,095

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
51 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Disciplined Duration MBS Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 20.48 $ 19.59 $ 20.04 $ 23.42 $ 24.10 $ 23.55
PER SHARE
Investment Operations
Net Investment Income
(a)
0.39 0.72 0.55 0.26 0.09 0.37
Net Realized and Unrealized Gain (Loss)
0.22 0.91 (0.34) (3.07) (0.16) 0.85
Total from Operations
0.61 1.63 0.21 (2.81) (0.07) 1.22
Distributions
Net Investment Income
(0.44) (0.74) (0.66) (0.57) (0.61) (0.67)
Total from Distributions
(0.44) (0.74) (0.66) (0.57) (0.61) (0.67)
Net Asset Value, end of period
$ 20.65 $ 20.48 $ 19.59 $ 20.04 $ 23.42 $ 24.10
Total Return
(b)
Net Asset Value
(d)
3 .02% 8 .43% 0 .98% ( 12 .16 ) % ( 0 .28 ) % 5 .19%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .21% 0 .21% 0 .21% 0 .21% 0 .21% 0 .21%
Expenses net of reimbursements
0 .20% 0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net Investment Income Before Reimbursements
3 .84% 3 .53% 2 .70% 1 .19% 0 .35% 1 .54%
Net Investment Income Net of Reimbursements
3 .85% 3 .54% 2 .70% 1 .19% 0 .36% 1 .54%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
17% 31% 46% 222% 476% 175%
Net assets, end of period (thousands)
$ 83,642 $ 93,172 $ 74,424 $ 97,189 $ 111,243 $ 100,020

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 52
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 48.18 $ 45.38 $ 45.26 $ 53.52 $ 54.70 $ 52.58
PER SHARE
Investment Operations
Net Investment Income
(a)
1.18 2.36 1.74 1.04 0.91 1.32
Net Realized and Unrealized Gain (Loss)
0.15 2.74 0.05 (7.83) (0.51) 2.39
Total from Operations
1.33 5.10 1.79 (6.79) 0.40 3.71
Distributions
Net Investment Income
(1.18) (2.30) (1.67) (1.06) (0.96) (1.37)
From Net Realized Gains
— — — (0.41) (0.62) (0.22)
Total from Distributions
(1.18) (2.30) (1.67) (1.47) (1.58) (1.59)
Net Asset Value, end of period
$ 48.33 $ 48.18 $ 45.38 $ 45.26 $ 53.52 $ 54.70
Total Return
(b)
Net Asset Value
(d)
2 .83% 11 .44% 3 .92% ( 12 .91 ) % 0 .70% 7 .20%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .16% 0 .17% 0 .23% 0 .23% 0 .23% 0 .23%
Expenses net of reimbursements
0 .15% 0 .16% 0 .22% 0 .22% 0 .22% 0 .22%
Net Investment Income Before Reimbursements
4 .97% 4 .94% 3 .74% 2 .11% 1 .68% 2 .46%
Net Investment Income Net of Reimbursements
4 .97% 4 .95% 3 .74% 2 .11% 1 .69% 2 .46%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
45% 81% 121% 66% 53% 62%
Net assets, end of period (thousands)
$ 507,483 $ 455,347 $ 274,550 $ 242,139 $ 315,740 $ 202,397

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
53 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 43.40 $ 38.10 $ 39.44 $ 60.85 $ 61.81 $ 57.84
PER SHARE
Investment Operations
Net Investment Income
(a)
1.18 2.36 2.14 1.93 1.90 1.99
Net Realized and Unrealized Gain (Loss)
(1.73) 5.24 (1.33) (20.48) 1.22 3.90
Total from Operations
(0.55) 7.60 0.81 (18.55) 3.12 5.89
Distributions
Net Investment Income
(1.20) (2.30) (2.15) (1.92) (1.88) (1.92)
From Net Realized Gains
— — — (0.94) (2.20) —
Total from Distributions
(1.20) (2.30) (2.15) (2.86) (4.08) (1.92)
Net Asset Value, end of period
$ 41.65 $ 43.40 $ 38.10 $ 39.44 $ 60.85 $ 61.81
Total Return
(b)
Net Asset Value
(d)
( 1 .31 ) % 20 .16%
(k)
1 .59%
(k)
( 31 .58 ) % 5 .14% 10 .34%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .16% 0 .17% 0 .23% 0 .23% 0 .23% 0 .23%
Expenses net of reimbursements
0 .15% 0 .16% 0 .22% 0 .22% 0 .22% 0 .22%
Net Investment Income Before Reimbursements
5 .63% 5 .43% 5 .01% 3 .86% 3 .13% 3 .27%
Net Investment Income Net of Reimbursements
5 .63% 5 .43% 5 .02% 3 .86% 3 .14% 3 .28%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
59% 116% 103% 58% 88% 74%
Net assets, end of period (thousands)
$ 35,399 $ 47,740 $ 28,575 $ 35,498 $ 60,855 $ 46,360

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 54
FlexShares
®
High Yield Value-Scored Bond Index Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 41.10 $ 38.74 $ 40.09 $ 49.58 $ 46.25 $ 47.85
PER SHARE
Investment Operations
Net Investment Income
(a)
1.53 3.42 3.57 2.98 2.67 3.12
Net Realized and Unrealized Gain (Loss)
(1.27) 2.40 (1.40) (9.24) 3.42 (1.77)
Total from Operations
0.26 5.82 2.17 (6.26) 6.09 1.35
Distributions
Net Investment Income
(1.56) (3.46) (3.52) (2.86) (2.76) (2.95)
From Net Realized Gains
— — — (0.37) — —
Total from Distributions
(1.56) (3.46) (3.52) (3.23) (2.76) (2.95)
Net Asset Value, end of period
$ 39.80 $ 41.10 $ 38.74 $ 40.09 $ 49.58 $ 46.25
Total Return
(b)
Net Asset Value
(d)
0 .58% 15 .55%
(l)
5 .45%
(l)
( 13 .06 ) % 13 .38% 3 .07%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .38% 0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Expenses net of reimbursements
0 .37% 0 .37% 0 .37% 0 .37% 0 .37% 0 .37%
Net Investment Income Before Reimbursements
7 .56% 8 .40% 8 .90% 6 .81% 5 .40% 6 .78%
Net Investment Income Net of Reimbursements
7 .57% 8 .41% 8 .91% 6 .81% 5 .40% 6 .78%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
43% 118% 167% 146% 128% 95%
Net assets, end of period (thousands)
$ 1,277,448 $ 1,467,421 $ 1,222,307 $ 887,945 $ 575,184 $ 189,623

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
55 FLEXSHARES SEMIANNUAL REPORT
*  Commencement of investment operations.
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index
Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31, For the period
09/20/21*
through
10/31/21 2024 2023 2022
Net asset value, beginning of period
$ 41.17 $ 37.96 $ 38.59 $ 49.35 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.98 1.91 1.61 1.07 0.10
Net Realized and Unrealized Gain (Loss)
(0.40) 3.14 (0.62) (10.68) (0.75)
Total from Operations
0.58 5.05 0.99 (9.61) (0.65)
Distributions
Net Investment Income
(1.00) (1.84) (1.62) (1.15) —
Total from Distributions
(1.00) (1.84) (1.62) (1.15) —
Net Asset Value, end of period
$ 40.75 $ 41.17 $ 37.96 $ 38.59 $ 49.35
Total Return
(b)
Net Asset Value
(d)
1 .43% 13 .47% 2 .41% ( 19 .73 ) % ( 1 .32 ) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .13% 0 .13% 0 .13% 0 .13% 0 .12%
Expenses net of reimbursements
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Net Investment Income Before Reimbursements
4 .84% 4 .67% 4 .00% 2 .41% 1 .81%
Net Investment Income Net of Reimbursements
4 .84% 4 .67% 4 .00% 2 .41% 1 .81%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
11% 41% 87% 66% 8%
Net assets, end of period (thousands)
$ 44,820 $ 45,284 $ 24,672 $ 23,156 $ 49,347

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 56
FlexShares
®
Ultra-Short Income Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 75.53 $ 75.11 $ 74.30 $ 76.01 $ 76.29 $ 75.89
PER SHARE
Investment Operations
Net Investment Income
(a)
1.80 4.03 3.24 1.07 0.48 1.07
Net Realized and Unrealized Gain (Loss)
(0.07) 0.41 0.59 (1.80) (0.22) 0.57
Total from Operations
1.73 4.44 3.83 (0.73) 0.26 1.64
Distributions
Net Investment Income
(1.85) (4.02) (3.02) (0.78) (0.52) (1.23)
From Net Realized Gains
— — — (0.20) (0.02) (0.01)
Total from Distributions
(1.85) (4.02) (3.02) (0.98) (0.54) (1.24)
Net Asset Value, end of period
$ 75.41 $ 75.53 $ 75.11 $ 74.30 $ 76.01 $ 76.29
Total Return
(b)
Net Asset Value
(d)
2 .31% 6 .07% 5 .27% ( 0 .94 ) % 0 .34% 2 .18%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0 .26% 0 .26% 0 .26% 0 .26% 0 .26% 0 .26%
Expenses net of reimbursements
0 .25% 0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net Investment Income Before Reimbursements
4 .81% 5 .35% 4 .33% 1 .43% 0 .62% 1 .41%
Net Investment Income Net of Reimbursements
4 .81% 5 .36% 4 .33% 1 .43% 0 .63% 1 .41%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
42% 53% 37% 50% 84% 79%
Net assets, end of period (thousands)
$ 1,232,173 $ 1,151,145 $ 1,076,389 $ 856,357 $ 374,339 $ 469,201

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
57 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Core Select Bond Fund
Six Months
ended April
30, 2025
(Unaudited)
Year ended October 31,
2024 2023 2022 2021 2020
Net asset value, beginning of period
$ 22.14 $ 20.79 $ 21.46 $ 26.22 $ 26.78 $ 25.66
PER SHARE
Investment Operations
Net Investment Income
(a)
0.46 0.81 0.65 0.53 0.46 0.51
Net Realized and Unrealized Gain (Loss)
0.09 1.34 (0.66) (4.75) (0.39) 1.19
Total from Operations
0.55 2.15 (0.01) (4.22) 0.07 1.70
Distributions
Net Investment Income
(0.44) (0.80) (0.66) (0.54) (0.52) (0.58)
From Net Realized Gains
— — — — (0.11) —
Total from Distributions
(0.44) (0.80) (0.66) (0.54) (0.63) (0.58)
Net Asset Value, end of period
$ 22.25 $ 22.14 $ 20.79 $ 21.46 $ 26.22 $ 26.78
Total Return
(b)
Net Asset Value
(d)
2 .52% 10 .44% ( 0 .15 ) % ( 16 .27 ) % 0 .26% 6 .69%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
(h)
0 .36% 0 .36% 0 .36% 0 .36% 0 .36% 0 .36%
Expenses net of reimbursements
(h)
0 .15% 0 .25% 0 .25% 0 .22% 0 .20% 0 .20%
Net Investment Income Before Reimbursements
3 .95% 3 .55% 2 .87% 2 .10% 1 .56% 1 .76%
Net Investment Income Net of Reimbursements
4 .24% 3 .66% 2 .98% 2 .24% 1 .72% 1 .93%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
22% 32% 26% 121% 50% 91%
Net assets, end of period (thousands)
$ 131,284 $ 166,575 $ 182,431 $ 159,362 $ 126,517 $ 109,123

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 58
*
Commencement of operations.
(a)
Net investment income per share is based on average shares outstanding.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.
(e)
In-kind transactions are not included in portfolio turnover calculations.
(f)
Less than 0.5%.
(g)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $7,847 and $16,693 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been 22.41%
and 13.62%, respectively.
(h)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested.
This ratio does not include these indirect fees and expenses.
(i)
The Fund received reimbursements from Northern Trust Investments, Inc. of $88,809. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 6.73%.
(j)
The Fund received reimbursements from Northern Trust Investments, Inc. of $87,510. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 23.82%.
(k)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,056 and $2,167 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been 20.16%
and 1.59%, respectively.
(l)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $68,563 and $84,821 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been
15.55% and 5.44%, respectively.

59 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
US Quality Low Volatility Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .0%
Aerospace & Defense -
2 .4%
General Dynamics Corp. 3,280 $ 892,554
Lockheed Martin Corp. 2,800 1,337,700
Northrop Grumman Corp. 1,840 895,160
3,125,414
Banks -
0 .3%
JPMorgan Chase & Co. 1,840 450,101
Beverages -
1 .2%
PepsiCo, Inc. 11,280 1,529,342
Biotechnology -
4 .7%
AbbVie, Inc. 2,800 546,280
Alkermes plc*(a) 28,320 814,766
Biogen, Inc.* 7,680 929,895
BioMarin Pharmaceutical, Inc.*(a) 8,720 555,377
Gilead Sciences, Inc. 14,320 1,525,653
Neurocrine Biosciences, Inc.* 8,960 964,902
Regeneron Pharmaceuticals, Inc. 1,280 766,413
6,103,286
Broadline Retail -
2 .6%
Amazon.com, Inc.* 15,680 2,891,706
Dillard's, Inc., Class A 1,520 526,923
3,418,629
Capital Markets -
1 .3%
CME Group, Inc. 3,520 975,322
FactSet Research Systems, Inc. 1,520 656,974
1,632,296
Chemicals -
0 .6%
Corteva, Inc. 12,000 743,880
Commercial Services & Supplies -
1 .4%
Republic Services, Inc. 3,440 862,580
Waste Management, Inc. 3,840 896,102
1,758,682
Containers & Packaging -
1 .7%
AptarGroup, Inc.(a) 6,960 1,043,652
Avery Dennison Corp. 3,520 602,307
Packaging Corp. of America 3,360 623,650
2,269,609
Diversified Consumer Services -
0 .5%
Service Corp. International 8,880 709,512
Diversified Telecommunication Services -
4 .0%
AT&T, Inc. 82,560 2,286,912
Iridium Communications, Inc.(a) 30,960 747,065
Verizon Communications, Inc. 48,720 2,146,603
5,180,580
Investments Shares Value
Electric Utilities -
4 .4%
Alliant Energy Corp. 6,400 $ 390,656
American Electric Power Co., Inc. 7,360 797,382
Duke Energy Corp. 10,880 1,327,578
FirstEnergy Corp. 9,760 418,509
Pinnacle West Capital Corp.(a) 7,360 700,525
Southern Co. (The) 14,240 1,308,513
TXNM Energy, Inc.(a) 13,440 715,008
5,658,171
Electronic Equipment, Instruments & Components -
0 .2%
Badger Meter, Inc. 1,040 229,653
Entertainment -
0 .3%
Electronic Arts, Inc. 2,320 336,609
Financial Services -
6 .2%
Berkshire Hathaway, Inc., Class B* 4,800 2,559,600
Jack Henry & Associates, Inc. 4,160 721,469
Visa, Inc., Class A(a) 14,000 4,837,000
8,118,069
Food Products -
4 .8%
Cal-Maine Foods, Inc. 11,040 1,030,805
Conagra Brands, Inc. 43,280 1,069,449
Flowers Foods, Inc.(a) 32,480 571,323
General Mills, Inc. 18,560 1,053,094
Hershey Co. (The) 4,240 708,886
Hormel Foods Corp. 24,320 727,168
Kellanova 12,800 1,059,456
6,220,181
Ground Transportation -
0 .6%
Landstar System, Inc. 6,240 837,096
Health Care Equipment & Supplies -
0 .6%
Becton Dickinson & Co. 3,600 745,524
Health Care Providers & Services -
1 .1%
Cencora, Inc. 1,040 304,377
Chemed Corp. 1,840 1,069,978
1,374,355
Hotels, Restaurants & Leisure -
1 .6%
McDonald's Corp. 4,160 1,329,744
Restaurant Brands International, Inc. 10,960 705,824
2,035,568
Household Products -
3 .6%
Clorox Co. (The) 1,920 273,216
Procter & Gamble Co. (The) 27,280 4,434,909
4,708,125
Insurance -
6 .6%
Allstate Corp. (The) 4,160 825,302
American Financial Group, Inc. 2,640 334,382

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 60
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Assurant, Inc. 5,120 $ 986,829
Chubb Ltd. 3,440 984,115
Enstar Group Ltd.* 3,040 1,016,606
Markel Group, Inc.* 160 290,976
RenaissanceRe Holdings Ltd.(a) 2,960 716,113
Selective Insurance Group, Inc. 8,160 711,797
Travelers Cos., Inc. (The) 3,360 887,477
W R Berkley Corp. 11,440 820,134
Willis Towers Watson plc 3,360 1,034,208
8,607,939
Interactive Media & Services -
2 .7%
Alphabet, Inc., Class A 6,240 990,912
Alphabet, Inc., Class C 4,400 707,916
Meta Platforms, Inc., Class A 3,200 1,756,800
3,455,628
IT Services -
2 .8%
Amdocs Ltd. 11,520 1,020,441
International Business Machines
Corp. 10,640 2,572,965
3,593,406
Leisure Products -
0 .6%
Hasbro, Inc. 13,280 822,032
Life Sciences Tools & Services -
0 .8%
QIAGEN NV* 25,520 1,090,980
Media -
0 .4%
Fox Corp., Class A 10,720 533,749
Metals & Mining -
1 .8%
Agnico Eagle Mines Ltd. 9,600 1,128,768
Royal Gold, Inc. 6,880 1,257,045
2,385,813
Multi-Utilities -
2 .6%
CMS Energy Corp. 10,240 754,176
Consolidated Edison, Inc. 11,280 1,271,820
NiSource, Inc. 4,320 168,955
WEC Energy Group, Inc. 10,480 1,147,770
3,342,721
Oil, Gas & Consumable Fuels -
3 .3%
Coterra Energy, Inc. 25,760 632,665
DT Midstream, Inc. 10,160 987,552
Exxon Mobil Corp. 16,560 1,749,233
Scorpio Tankers, Inc. 22,880 862,347
4,231,797
Pharmaceuticals -
7 .3%
Eli Lilly & Co. 4,240 3,811,548
Johnson & Johnson 20,480 3,201,229
Merck & Co., Inc. 29,280 2,494,656
9,507,433
Investments Shares Value
Professional Services -
2 .6%
Automatic Data Processing, Inc. 4,720 $ 1,418,832
Booz Allen Hamilton Holding Corp. 3,920 470,479
FTI Consulting, Inc.* 5,440 904,563
Verisk Analytics, Inc. 1,840 545,431
3,339,305
Semiconductors & Semiconductor Equipment -
5 .4%
Analog Devices, Inc. 480 93,562
Broadcom, Inc. 4,400 846,868
NVIDIA Corp. 47,200 5,141,024
Texas Instruments, Inc. 5,680 909,084
6,990,538
Software -
10 .6%
Appfolio, Inc., Class A*(a) 1,360 280,867
CCC Intelligent Solutions Holdings,
Inc.*(a) 51,280 474,853
Check Point Software Technologies
Ltd.* 4,720 1,036,323
Commvault Systems, Inc.* 4,480 748,742
Microsoft Corp. 24,480 9,675,965
Tyler Technologies, Inc.* 1,680 912,744
Zoom Communications, Inc., Class
A* 8,320 645,133
13,774,627
Specialized REITs -
0 .1%
Public Storage, REIT 480 144,206
Specialty Retail -
1 .5%
AutoZone, Inc.* 320 1,204,032
Murphy USA, Inc.(a) 1,440 717,941
Tractor Supply Co.(a) 960 48,595
1,970,568
Technology Hardware, Storage & Peripherals -
4 .6%
Apple, Inc. 28,160 5,984,000
Wireless Telecommunication Services -
1 .2%
T-Mobile US, Inc. 6,080 1,501,456
Total Common Stocks
(Cost $114,149,281) 128,460,880
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .1% (b)
REPURCHASE AGREEMENTS - 3 .1%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$2,075,929, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $2,110,432 $ 2,075,678 2,075,678

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
61 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,000,123, collateralized by
various Common Stocks; total
market value $1,101,995 $ 1,000,000 $ 1,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,000,125, collateralized by
various Common Stocks; total
market value $1,115,219 1,000,000 1,000,000
4,075,678
Total Securities Lending Reinvestments
(Cost $4,075,678) 4,075,678
SHORT-TERM INVESTMENTS - 0 .1% (c) (d)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
4.18%, 9/11/2025
(Cost $106,366) 108,000 106,357
Total Investments - 102.2%
(Cost $118,331,325) 132,642,915
Liabilities in excess of other assets - (2.2%) (2,805,138)
NET ASSETS - 100.0% $129,837,777
* Non-income producing security.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan at
April 30, 2025 was $8,044,955, collateralized in the form
of cash with a value of $4,075,678 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$3,853,194 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from May 8, 2025
– November 15, 2054 and $296,564 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.00% – 4.75%, and maturity
dates ranging from June 12, 2025 – June 30, 2120; a
total value of $8,225,436.
(b) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $4,075,678.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of April 30,
2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,819,617
Aggregate gross unrealized depreciation (4,618,386)
Net unrealized appreciation $ 14,201,231
Federal income tax cost $ 118,436,342
Futures Contracts
FlexShares
®
US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
S&P 500 Micro E-Mini Index 49 06/20/2025 USD $ 1,368,815 $ (5,342)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 62
Security Type % of Net Assets
Common Stocks 99 .0%
Securities Lending Reinvestments 3 .1
Short-Term Investments 0 .1
Others
(1)
( 2 .2 )
100 .0%
(1)
Includes any other net assets/(liabilities).

63 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .0%
Aerospace & Defense -
1 .9%
BAE Systems plc 31,500 $ 729,783
Singapore Technologies Engineering
Ltd. 49,000 278,081
1,007,864
Automobile Components -
0 .5%
Bridgestone Corp. 6,000 252,005
Automobiles -
0 .9%
Ferrari NV 1,067 487,106
Banks -
10 .3%
Bank Hapoalim BM 30,082 440,601
Bank Leumi Le-Israel BM 31,535 447,585
BOC Hong Kong Holdings Ltd. 116,000 481,669
CaixaBank SA(a) 29,575 226,326
Danske Bank A/S 3,360 117,553
DBS Group Holdings Ltd. 20,900 679,486
Hang Seng Bank Ltd.(a) 14,800 206,693
HSBC Holdings plc 14,245 158,305
Japan Post Bank Co. Ltd. 38,800 397,412
Mitsubishi UFJ Financial Group, Inc. 1,800 22,759
Mizrahi Tefahot Bank Ltd. 3,972 201,162
National Bank of Canada 3,535 309,866
Oversea-Chinese Banking Corp. Ltd. 36,700 453,937
Royal Bank of Canada(a) 5,442 651,913
Toronto-Dominion Bank (The) 4,532 289,020
United Overseas Bank Ltd. 13,300 352,847
5,437,134
Beverages -
0 .4%
Suntory Beverage & Food Ltd.(a) 5,900 206,318
Broadline Retail -
1 .1%
Dollarama, Inc.(a) 2,975 366,356
Pan Pacific International Holdings
Corp. 7,000 216,419
582,775
Capital Markets -
3 .5%
Deutsche Boerse AG 1,977 637,125
London Stock Exchange Group plc 5,005 777,152
Singapore Exchange Ltd. 40,400 444,316
1,858,593
Chemicals -
2 .9%
Air Liquide SA 4,550 933,894
Asahi Kasei Corp. 57,700 402,088
Covestro AG*(b) 3,202 213,879
1,549,861
Commercial Services & Supplies -
2 .2%
Brambles Ltd. 19,040 249,990
Investments Shares Value
Commercial Services & Supplies
(continued)
Dai Nippon Printing Co. Ltd. 13,000 $ 181,457
GFL Environmental, Inc.(a) 3,937 196,066
Secom Co. Ltd. 11,900 437,824
TOPPAN Holdings, Inc. 3,100 86,910
1,152,247
Construction & Engineering -
0 .4%
ACS Actividades de Construccion y
Servicios SA 3,657 229,056
Consumer Staples Distribution & Retail -
2 .5%
Alimentation Couche-Tard, Inc. 5,092 265,272
Koninklijke Ahold Delhaize NV 12,827 526,961
Loblaw Cos. Ltd. 1,767 286,292
Metro, Inc., Class A 3,202 246,275
1,324,800
Containers & Packaging -
0 .4%
CCL Industries, Inc., Class B 4,427 230,885
Diversified Consumer Services -
0 .4%
Pearson plc 11,497 183,741
Diversified Telecommunication Services -
4 .9%
BCE, Inc. 2,467 54,891
Deutsche Telekom AG (Registered) 23,467 842,965
Elisa OYJ 4,235 226,361
HKT Trust & HKT Ltd. 11,000 15,660
Koninklijke KPN NV 110,232 513,129
Orange SA 19,582 284,592
Singapore Telecommunications Ltd. 89,200 258,234
Telstra Group Ltd. 78,872 227,603
TELUS Corp. 12,407 190,600
2,614,035
Electric Utilities -
4 .9%
Chubu Electric Power Co., Inc. 18,300 237,602
CK Infrastructure Holdings Ltd. 27,500 185,468
CLP Holdings Ltd. 48,000 410,383
Fortis, Inc. 5,198 256,908
Hydro One Ltd.(a)(b) 6,265 240,567
Iberdrola SA 37,957 685,832
Origin Energy Ltd. 20,125 137,011
Power Assets Holdings Ltd. 30,500 201,965
Redeia Corp. SA(a) 9,362 196,882
Terna - Rete Elettrica Nazionale 6,702 66,799
2,619,417
Electrical Equipment -
0 .0% (c)
Schneider Electric SE 70 16,249
Entertainment -
0 .5%
Nintendo Co. Ltd. 500 41,468
Universal Music Group NV(a) 7,210 211,866
253,334

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 64
Investments Shares Value
COMMON STOCKS (continued)
Financial Services -
0 .0% (c)
HAL Trust 157 $ 20,667
Food Products -
3 .7%
Ajinomoto Co., Inc. 3,900 79,728
Chocoladefabriken Lindt & Spruengli
AG 4 58,607
Danone SA 6,807 587,768
Nestle SA (Registered) 9,397 1,003,338
WH Group Ltd.(b) 245,000 219,260
1,948,701
Gas Utilities -
1 .7%
Hong Kong & China Gas Co. Ltd. 494,000 445,286
Osaka Gas Co. Ltd. 8,900 225,682
Tokyo Gas Co. Ltd. 6,400 212,810
883,778
Ground Transportation -
2 .7%
Canadian National Railway Co. 5,425 524,355
Canadian Pacific Kansas City Ltd. 980 71,040
Central Japan Railway Co. 9,400 193,153
East Japan Railway Co. 11,400 247,437
Tokyu Corp.(a) 16,500 201,045
West Japan Railway Co.(a) 9,000 189,035
1,426,065
Health Care Equipment & Supplies -
0 .4%
BioMerieux 1,522 205,367
Fisher & Paykel Healthcare Corp.
Ltd. 1,417 28,591
233,958
Hotels, Restaurants & Leisure -
1 .7%
Compass Group plc 17,867 600,919
Flutter Entertainment plc* 542 130,617
Sodexo SA 2,485 157,908
889,444
Household Durables -
0 .1%
Sony Group Corp. 1,800 47,587
Household Products -
0 .5%
Unicharm Corp.(a) 27,200 252,759
Industrial Conglomerates -
1 .3%
Jardine Matheson Holdings Ltd. 500 22,230
Keppel Ltd. 37,800 189,912
Sekisui Chemical Co. Ltd. 22,900 399,594
Siemens AG (Registered) 437 100,321
712,057
Insurance -
6 .9%
Fairfax Financial Holdings Ltd. 315 490,824
Great-West Lifeco, Inc. 1,662 64,504
Hannover Rueck SE 770 247,184
Insurance Australia Group Ltd. 38,272 201,049
Investments Shares Value
Insurance
(continued)
Intact Financial Corp. 1,872 $ 414,935
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered)* 1,347 921,171
Sampo OYJ, Class A 49,385 495,029
Tryg A/S(a) 8,872 212,427
Zurich Insurance Group AG 834 591,082
3,638,205
IT Services -
1 .5%
CGI, Inc. 3,570 377,806
Obic Co. Ltd. 6,600 230,935
Otsuka Corp. 7,700 171,177
Shopify, Inc., Class A* 332 31,515
811,433
Leisure Products -
0 .2%
Bandai Namco Holdings, Inc. 3,300 114,496
Machinery -
1 .5%
GEA Group AG 1,995 129,946
Kone OYJ, Class B 7,105 440,175
Schindler Holding AG 490 179,363
Schindler Holding AG (Registered) 70 24,874
774,358
Marine Transportation -
1 .1%
AP Moller - Maersk A/S, Class A(a) 7 11,899
Kawasaki Kisen Kaisha Ltd.(a) 11,700 159,948
Kuehne + Nagel International AG
(Registered)(a) 1,697 389,995
561,842
Metals & Mining -
1 .3%
Franco-Nevada Corp. 1,982 339,937
Nippon Steel Corp.(a) 10,500 221,572
Wheaton Precious Metals Corp. 1,802 150,169
711,678
Oil, Gas & Consumable Fuels -
3 .8%
Eni SpA 17,605 254,159
Galp Energia SGPS SA 11,322 175,486
Idemitsu Kosan Co. Ltd. 6,400 39,686
Imperial Oil Ltd.(a) 2,642 177,861
Pembina Pipeline Corp. 6,282 239,674
Shell plc 12,320 401,604
TotalEnergies SE 11,235 653,384
Tourmaline Oil Corp.(a) 2,082 91,793
2,033,647
Passenger Airlines -
2 .1%
ANA Holdings, Inc. 19,600 375,951
Cathay Pacific Airways Ltd.(a) 285,000 328,194
Japan Airlines Co. Ltd. 21,600 390,917
Singapore Airlines Ltd. 5,200 26,723
1,121,785

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
65 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products -
3 .9%
Beiersdorf AG 1,522 $ 214,536
Kao Corp. 9,800 419,578
Unilever plc 22,400 1,423,878
2,057,992
Pharmaceuticals -
10 .3%
AstraZeneca plc 1,592 228,124
GSK plc 15,522 307,570
Novartis AG (Registered) 10,885 1,242,354
Novo Nordisk A/S, Class B 4,987 330,494
Otsuka Holdings Co. Ltd. 4,300 209,724
Roche Holding AG 70 24,499
Roche Holding AG - BR 4,672 1,531,086
Sanofi SA 11,252 1,226,629
Shionogi & Co. Ltd. 20,500 344,062
5,444,542
Professional Services -
3 .5%
Computershare Ltd. 11,497 299,551
RELX plc 3,850 209,143
SGS SA (Registered)(a) 3,968 389,774
Thomson Reuters Corp. 2,572 477,663
Wolters Kluwer NV 2,607 460,677
1,836,808
Real Estate Management & Development -
2 .2%
CK Asset Holdings Ltd. 22,500 92,122
Daiwa House Industry Co. Ltd. 7,000 252,980
Sino Land Co. Ltd. 14,190 14,602
Sun Hung Kai Properties Ltd. 35,000 332,411
Swiss Prime Site AG (Registered) 3,255 460,671
1,152,786
Semiconductors & Semiconductor Equipment -
0 .7%
ASML Holding NV 542 358,889
Software -
2 .5%
Constellation Software, Inc. 89 320,121
Nice Ltd.* 560 87,484
Oracle Corp. Japan 4,000 481,071
SAP SE 1,540 446,927
1,335,603
Specialty Retail -
0 .6%
Industria de Diseno Textil SA(a) 1,610 86,457
Nitori Holdings Co. Ltd. 1,800 215,473
301,930
Technology Hardware, Storage & Peripherals -
0 .7%
Canon, Inc.(a) 9,900 305,662
Logitech International SA
(Registered) 945 71,345
377,007
Investments Shares Value
Textiles, Apparel & Luxury Goods -
0 .3%
LVMH Moet Hennessy Louis Vuitton
SE 227 $ 125,899
Pandora A/S 385 57,010
182,909
Tobacco -
1 .0%
Japan Tobacco, Inc. 17,900 553,038
Trading Companies & Distributors -
0 .5%
Brenntag SE 577 38,423
Bunzl plc 4,637 145,551
Ferguson Enterprises, Inc. 525 89,071
273,045
Transportation Infrastructure -
1 .6%
Aena SME SA(b) 1,767 444,712
Flughafen Zurich AG (Registered) 770 194,339
Getlink SE 9,887 187,467
826,518
Wireless Telecommunication Services -
2 .0%
KDDI Corp. 32,100 567,894
SoftBank Corp. 339,500 513,867
1,081,761
Total Common Stocks
(Cost $44,778,339) 51,970,708
Number of
Warrants
WARRANTS - 0 .0%
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040 (Cost $–)*‡ 28 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2 .2% (d)
REPURCHASE AGREEMENTS - 2 .2%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,101,658, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $1,119,968 $ 1,101,524 1,101,524

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 66
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$50,006, collateralized by various
Common Stocks; total market
value $55,100 $ 50,000 $ 50,000
1,151,524
Total Securities Lending Reinvestments
(Cost $1,151,524) 1,151,524
Total Investments - 100.2%
(Cost $45,929,863) 53,122,232
Liabilities in excess of other assets - (0.2%) (129,067)
NET ASSETS - 100.0% $52,993,165
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan at
April 30, 2025 was $3,379,762, collateralized in the form
of cash with a value of $1,151,524 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$1,981,919 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 15, 2025 –
February 15, 2055 and $471,735 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 4.75%, and maturity dates
ranging from June 12, 2025 – June 30, 2120; a total
value of $3,605,178.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $1,151,524.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,934,399
Aggregate gross unrealized depreciation (971,274)
Net unrealized appreciation $ 6,963,125
Federal income tax cost $ 46,155,796
Futures Contracts
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE E-Mini Index 8 06/20/2025 USD $ 997,880 $ 15,130
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
67 FLEXSHARES SEMIANNUAL REPORT
Forward Foreign Currency Contracts
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 41,112 Bank of Montreal USD 28,690 06/18/2025 $ 1,147
ILS 73,522 Goldman Sachs & Co. LLC USD 20,153 06/18/2025 77
SGD 16,357 BNP Paribas SA USD 12,300 06/18/2025 261
Total unrealized appreciation $ 1,485
USD 37,273 Morgan Stanley AUD 59,288 06/18/2025 $ (682)
USD 171,635 Toronto-Dominion Bank (The) CHF 149,993 06/18/2025 (11,982)
USD 20,080 Bank of Montreal DKK 137,190 06/18/2025 (884)
USD 82,047 Citigroup Global Markets, Inc. EUR 75,420 06/18/2025 (3,945)
USD 14,138 Morgan Stanley GBP 10,939 06/18/2025 (476)
USD 104,619 Morgan Stanley JPY 14,950,000 06/18/2025 (758)
USD 12,332 Morgan Stanley NOK 131,563 06/18/2025 (355)
USD 16,585 Morgan Stanley SEK 167,599 06/18/2025 (844)
Total unrealized depreciation $ (19,926)
Net unrealized depreciation $ (18,441)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 2 .1%
Canada 13 .9
Denmark 1 .4
Finland 2 .2
France 8 .3
Germany 7 .1
Hong Kong 5 .5
Israel 2 .2
Italy 0 .6
Japan 19 .1
Netherlands 4 .9
New Zealand 0 .0
†
Portugal 0 .3
Singapore 5 .1
Spain 3 .5
Switzerland 11 .6
United Kingdom 10 .2
Other
1
2 .0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 68
Security Type % of Net Assets
Common Stocks 98 .0%
Warrants –
Securities Lending Reinvestments 2 .2
Others
(1)
( 0 .2 )
100 .0%
(1)
Includes any other net assets/(liabilities).

69 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .2%
Air Freight & Logistics -
0 .2%
Hyundai Glovis Co. Ltd. 305 $ 24,460
Automobile Components -
2 .0%
Balkrishna Industries Ltd. 145 4,591
Bosch Ltd. 15 5,230
Fuyao Glass Industry Group Co. Ltd.,
Class H(a) 10,800 76,390
Hyundai Mobis Co. Ltd. 475 89,386
MRF Ltd. 56 89,157
264,754
Automobiles -
1 .7%
Bajaj Auto Ltd. 665 63,207
Hero MotoCorp Ltd. 1,365 61,839
Maruti Suzuki India Ltd. 650 94,303
219,349
Banks -
17 .2%
Agricultural Bank of China Ltd., Class
H 233,000 142,419
Banco BBVA Peru SA 8,050 3,133
Bank Central Asia Tbk. PT 224,500 119,350
Bank of China Ltd., Class H 300,000 167,898
Boubyan Bank KSCP 34,534 76,529
Chang Hwa Commercial Bank Ltd. 185,000 105,275
China CITIC Bank Corp. Ltd., Class
H 22,000 17,391
China Construction Bank Corp.,
Class H 220,000 181,000
Chongqing Rural Commercial Bank
Co. Ltd., Class H 155,000 118,928
Credicorp Ltd. 640 129,402
Dubai Islamic Bank PJSC 51,645 106,298
First Financial Holding Co. Ltd. 133,450 105,982
HDFC Bank Ltd. 4,620 105,269
Hong Leong Bank Bhd. 22,500 104,183
Hong Leong Financial Group Bhd. 16,000 63,703
ICICI Bank Ltd. 3,940 66,550
Industrial & Commercial Bank of
China Ltd., Class H 180,000 123,486
Itau Unibanco Holding SA
(Preference) 1,650 10,370
Kuwait Finance House KSCP 46,623 110,014
Malayan Banking Bhd. 36,500 84,504
Mega Financial Holding Co. Ltd. 45,000 53,114
National Bank of Kuwait SAKP 34,991 108,719
Public Bank Bhd. 29,500 30,560
Qatar International Islamic Bank QSC 23,880 69,522
Sberbank of Russia PJSC‡ 12,360 —
Taiwan Cooperative Financial
Holding Co. Ltd. 25,000 19,033
2,222,632
Investments Shares Value
Broadline Retail -
4 .2%
Alibaba Group Holding Ltd., ADR 3,695 $ 441,294
PDD Holdings, Inc., ADR* 855 90,262
Prosus NV 225 10,467
Robinson PCL*‡ 600 —
542,023
Chemicals -
2 .7%
Asian Paints Ltd. 4,470 128,343
Fertiglobe plc 34,650 21,414
Mesaieed Petrochemical Holding Co. 157,990 61,183
PhosAgro PJSC‡ 1,158 —
PI Industries Ltd. 120 5,171
Pidilite Industries Ltd. 3,345 120,122
Yanbu National Petrochemical Co. 1,420 12,095
348,328
Construction & Engineering -
0 .0% (b)
Larsen & Toubro Ltd. 95 3,757
Construction Materials -
1 .2%
Asia Cement Corp. 27,000 37,989
LafargeHolcim Maroc SA 505 103,660
Shree Cement Ltd. 25 8,791
150,440
Consumer Finance -
1 .0%
Bajaj Finance Ltd. 65 6,643
Muthoot Finance Ltd. 2,265 58,175
SBI Cards & Payment Services Ltd. 6,960 71,965
136,783
Consumer Staples Distribution & Retail -
0 .9%
Nahdi Medical Co. 160 4,846
President Chain Store Corp. 13,100 106,903
111,749
Containers & Packaging -
0 .0% (b)
Klabin SA (Preference) 6,000 3,900
Diversified Telecommunication Services -
4 .6%
Chunghwa Telecom Co. Ltd. 32,000 129,569
Emirates Integrated
Telecommunications Co. PJSC 47,330 112,106
Itissalat Al-Maghrib 9,760 120,679
Ooredoo QPSC 8,815 31,377
Saudi Telecom Co. 7,560 95,938
Telefonica Brasil SA 8,800 43,196
Telekom Malaysia Bhd. 43,000 67,764
600,629
Electric Utilities -
1 .9%
CPFL Energia SA 16,500 111,304
Manila Electric Co. 8,250 84,191
Power Grid Corp. of India Ltd. 12,905 46,963
242,458

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 70
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components -
0 .8%
Delta Electronics, Inc. 250 $ 2,607
Hon Hai Precision Industry Co. Ltd. 14,000 61,939
Synnex Technology International
Corp. 20,000 44,336
108,882
Energy Equipment & Services -
0 .2%
ADNOC Drilling Co. PJSC 19,820 26,441
Entertainment -
0 .5%
HYBE Co. Ltd. 180 33,809
NetEase, Inc., ADR 240 25,695
59,504
Food Products -
4 .2%
Britannia Industries Ltd. 1,600 103,005
Marico Ltd. 10,135 85,228
Nestle India Ltd. 4,250 120,140
Nestle Malaysia Bhd. 4,100 82,665
QL Resources Bhd. 32,500 36,153
Want Want China Holdings Ltd. 170,000 111,584
538,775
Gas Utilities -
0 .6%
Petronas Gas Bhd. 18,000 73,001
Health Care Providers & Services -
1 .4%
Apollo Hospitals Enterprise Ltd. 775 64,003
Bumrungrad Hospital PCL, NVDR 10,000 49,394
IHH Healthcare Bhd. 43,000 68,959
182,356
Hotels, Restaurants & Leisure -
1 .1%
Meituan, Class B*(a) 6,500 109,218
Trip.com Group Ltd. 500 30,175
139,393
Independent Power and Renewable Electricity Producers
-
1 .0%
Aboitiz Power Corp. 131,500 87,816
Engie Brasil Energia SA 6,000 44,056
Unipro PJSC*‡ 726,000 —
131,872
Industrial Conglomerates -
2 .8%
Industries Qatar QSC 20,265 69,906
International Holding Co. PJSC* 2,630 287,127
357,033
Insurance -
2 .9%
BB Seguridade Participacoes SA 15,000 113,320
Caixa Seguridade Participacoes SA 34,000 98,251
Fubon Financial Holding Co. Ltd. 1,000 2,636
PICC Property & Casualty Co. Ltd.,
Class H 50,000 92,202
Investments Shares Value
Insurance
(continued)
Ping An Insurance Group Co. of
China Ltd., Class H 5,000 $ 30,046
Porto Seguro SA 4,500 34,966
371,421
Interactive Media & Services -
4 .9%
Baidu, Inc., ADR* 55 4,830
Tencent Holdings Ltd. 10,300 633,830
638,660
IT Services -
4 .5%
HCL Technologies Ltd. 7,870 146,019
Infosys Ltd. 3,930 69,781
Samsung SDS Co. Ltd. 805 72,713
Tata Consultancy Services Ltd. 6,845 279,824
Tech Mahindra Ltd. 885 15,745
584,082
Life Sciences Tools & Services -
1 .3%
Divi's Laboratories Ltd. 1,170 84,298
Samsung Biologics Co. Ltd.*(a) 110 81,407
165,705
Marine Transportation -
0 .3%
MISC Bhd. 24,500 42,641
Metals & Mining -
0 .1%
Polyus PJSC*‡ 5,460 —
Vale SA 1,700 15,873
15,873
Multi-Utilities -
1 .6%
Dubai Electricity & Water Authority
PJSC 146,940 107,213
Qatar Electricity & Water Co. QSC 23,935 100,513
207,726
Office REITs -
0 .0% (b)
Embassy Office Parks REIT, REIT 1,430 6,462
Oil, Gas & Consumable Fuels -
3 .6%
ADNOC Logistics & Services 2,240 2,958
China Shenhua Energy Co. Ltd.,
Class H 28,000 105,433
Petroleo Brasileiro SA 1,000 5,661
Petroleo Brasileiro SA (Preference) 2,300 12,184
Petronas Dagangan Bhd. 8,500 38,885
Petronet LNG Ltd. 1,070 3,974
Qatar Fuel QSC 23,885 98,400
Rabigh Refining & Petrochemical
Co.* 31,555 59,898
Reliance Industries Ltd. 3,400 56,543
Surgutneftegas PAO (Preference)‡ 156,600 —
United Tractors Tbk. PT 60,000 82,048
465,984
Personal Care Products -
2 .4%
Colgate-Palmolive India Ltd. 230 7,044

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
71 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products
(continued)
Dabur India Ltd. 16,655 $ 96,154
Godrej Consumer Products Ltd. 2,975 44,387
Hindustan Unilever Ltd. 5,935 164,533
312,118
Pharmaceuticals -
4 .5%
Cipla Ltd. 6,640 121,830
Dr Reddy's Laboratories Ltd. 5,770 80,857
Kalbe Farma Tbk. PT 617,000 50,735
Lupin Ltd. 4,615 114,474
Sun Pharmaceutical Industries Ltd. 8,110 175,891
Torrent Pharmaceuticals Ltd. 195 7,668
Zydus Lifesciences Ltd. 2,835 29,807
581,262
Real Estate Management & Development -
0 .5%
Emaar Properties PJSC 955 3,406
Wharf Holdings Ltd. (The) 27,000 67,825
71,231
Semiconductors & Semiconductor Equipment -
9 .4%
MediaTek, Inc. 1,700 71,757
Novatek Microelectronics Corp. 1,800 29,209
Taiwan Semiconductor Manufacturing
Co. Ltd. 38,600 1,095,857
United Microelectronics Corp. 15,000 21,199
1,218,022
Specialty Retail -
1 .2%
Abu Dhabi National Oil Co. for
Distribution PJSC 62,595 57,431
Jarir Marketing Co. 29,785 100,212
157,643
Technology Hardware, Storage & Peripherals -
2 .3%
Catcher Technology Co. Ltd. 11,300 76,669
Samsung Electronics Co. Ltd. 5,565 217,276
293,945
Textiles, Apparel & Luxury Goods -
0 .7%
Page Industries Ltd. 10 5,399
Titan Co. Ltd. 2,130 85,209
90,608
Tobacco -
1 .7%
ITC Ltd. 25,805 130,058
KT&G Corp. 1,055 85,127
215,185
Transportation Infrastructure -
2 .9%
China Merchants Port Holdings Co.
Ltd. 40,000 65,096
Jiangsu Expressway Co. Ltd., Class
H 90,000 111,997
Salik Co. PJSC 69,020 95,082
Investments Shares Value
Transportation Infrastructure
(continued)
Taiwan High Speed Rail Corp. 117,000 $ 99,320
371,495
Water Utilities -
0 .7%
Emirates Central Cooling Systems
Corp. 209,235 91,713
Wireless Telecommunication Services -
3 .5%
Advanced Info Service PCL, NVDR 9,800 86,544
Bharti Airtel Ltd. 4,910 108,360
Etihad Etisalat Co. 1,320 22,100
Far EasTone Telecommunications
Co. Ltd. 26,500 71,008
Mobile Telecommunications Co.
KSCP 44,150 68,156
SK Telecom Co. Ltd. 2,630 100,464
456,632
Total Common Stocks
(Cost $11,383,660) 12,846,927
Total Investments - 99.2%
(Cost $11,383,660) 12,846,927
Other assets less liabilities - 0.8% 106,005
NET ASSETS - 100.0% $12,952,932
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 72
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,200,889
Aggregate gross unrealized depreciation (841,585)
Net unrealized appreciation $ 1,359,304
Federal income tax cost $ 11,481,255
Futures Contracts
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
MSCI Emerging Markets E-Mini Index 3 06/20/2025 USD $ 166,500 $ (5,111)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
INR
*
800,000 Toronto-Dominion Bank (The) USD 9,363 06/18/2025 $ 73
Total unrealized appreciation $ 73
USD 37,594 Citigroup Global Markets, Inc. INR
*
3,300,000 06/18/2025 $ (1,330)
Total unrealized depreciation $ (1,330)
Net unrealized depreciation $ (1,257)
*
Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
INR — Indian Rupee
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
73 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Brazil 3 .8%
China 21 .2
India 24 .3
Indonesia 2 .0
Kuwait 2 .8
Malaysia 5 .4
Morocco 1 .7
Peru 1 .0
Philippines 1 .3
Qatar 3 .3
Saudi Arabia 2 .3
South Africa 0 .1
South Korea 5 .4
Taiwan 16 .5
Thailand 1 .1
United Arab Emirates 7 .0
Other
1
0 .8
100.0%
1
Includes any non-equity securities and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .2%
Others
(1)
0 .8
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 74
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Aerospace & Defense -
1 .9%
AAR Corp.*(a) 2,213 $ 118,307
AeroVironment, Inc.* 1,106 167,581
Archer Aviation, Inc., Class A*(a) 16,485 137,320
Axon Enterprise, Inc.* 1,570 962,881
Boeing Co. (The)* 20,096 3,682,391
BWX Technologies, Inc. 3,634 396,542
Curtiss-Wright Corp. 1,099 379,034
Ducommun, Inc.* 474 27,170
GE Aerospace 23,707 4,777,909
General Dynamics Corp. 6,437 1,751,636
HEICO Corp. 1,256 314,954
HEICO Corp., Class A 1,580 317,469
Hexcel Corp. 5,181 251,123
Howmet Aerospace, Inc. 9,734 1,348,938
Huntington Ingalls Industries, Inc.(a) 8,171 1,882,108
Kratos Defense & Security Solutions,
Inc.*(a) 3,634 122,775
L3Harris Technologies, Inc. 4,082 898,122
Lockheed Martin Corp. 5,809 2,775,250
Mercury Systems, Inc.*(a) 3,611 180,550
Moog, Inc., Class A 1,727 288,841
Northrop Grumman Corp. 3,925 1,909,512
Rocket Lab USA, Inc.*(a) 11,403 248,471
RTX Corp. 37,052 4,673,369
Spirit AeroSystems Holdings, Inc.,
Class A*(a) 5,024 180,864
Standardaero, Inc.* 2,512 67,874
Textron, Inc. 5,338 375,635
TransDigm Group, Inc. 1,256 1,774,816
Triumph Group, Inc.*(a) 6,004 152,502
V2X, Inc.*(a) 785 39,062
Woodward, Inc.(a) 2,844 533,449
30,736,455
Air Freight & Logistics -
0 .3%
CH Robinson Worldwide, Inc. 4,396 392,211
Expeditors International of
Washington, Inc. 3,611 396,885
FedEx Corp. 6,437 1,353,894
Forward Air Corp.*(a) 6,123 90,131
GXO Logistics, Inc.* 5,966 216,208
Hub Group, Inc., Class A 4,867 153,748
United Parcel Service, Inc., Class B 20,410 1,945,073
4,548,150
Automobile Components -
0 .5%
Adient plc* 14,915 188,675
Aptiv plc* 8,321 474,796
Autoliv, Inc.(a) 12,560 1,170,969
BorgWarner, Inc. 40,663 1,154,016
Dana, Inc. 25,591 351,620
Dorman Products, Inc.* 1,570 177,881
Investments Shares Value
Automobile Components
(continued)
Garrett Motion, Inc.(a) 21,352 $ 196,865
Gentex Corp.(a) 9,734 212,007
Gentherm, Inc.* 8,949 232,764
Goodyear Tire & Rubber Co.
(The)*(a) 59,817 650,809
LCI Industries 1,727 133,117
Lear Corp. 10,676 915,467
Modine Manufacturing Co.*(a) 2,826 230,715
Patrick Industries, Inc. 2,355 181,288
Phinia, Inc. 9,891 397,124
QuantumScape Corp., Class A*(a) 47,728 186,616
Standard Motor Products, Inc. 471 12,764
Visteon Corp.* 4,239 335,686
XPEL, Inc.*(b) 7 200
7,203,379
Automobiles -
1 .5%
Ford Motor Co. 99,538 996,375
General Motors Co. 29,673 1,342,407
Harley-Davidson, Inc.(a) 22,608 506,871
Lucid Group, Inc.*(a) 92,473 232,107
Rivian Automotive, Inc., Class A*(a) 175,212 2,393,396
Tesla, Inc.* 62,643 17,675,349
Thor Industries, Inc.(a) 3,140 227,399
Winnebago Industries, Inc. 3,611 114,902
23,488,806
Banks -
6 .1%
1st Source Corp.(a) 2,041 122,358
Amalgamated Financial Corp. 5,652 159,160
Amerant Bancorp, Inc., Class A(a) 5,966 100,467
Ameris Bancorp 13,502 791,217
Associated Banc-Corp. 33,912 748,099
Atlantic Union Bankshares Corp. 27,161 752,360
Axos Financial, Inc.* 10,428 661,969
Banc of California, Inc. 12,874 173,542
BancFirst Corp. 1,418 167,069
Bancorp, Inc. (The)* 3,925 189,617
Bank of America Corp. 186,987 7,457,042
Bank of Hawaii Corp. 157 10,379
Bank OZK(a) 22,608 963,101
BankUnited, Inc. 14,444 472,463
Banner Corp. 8,164 499,147
Berkshire Hills Bancorp, Inc. 12,246 304,068
BOK Financial Corp. 3,925 365,692
Brookline Bancorp, Inc. 9,577 99,984
Business First Bancshares, Inc.(a) 1,256 28,951
Byline Bancorp, Inc. 6,908 176,430
Cadence Bank(a) 33,598 983,077
Camden National Corp. 942 36,286
Capitol Federal Financial, Inc. 41,762 236,791
Cathay General Bancorp(a) 13,816 575,989
Central Pacific Financial Corp. 2,355 60,500
Citigroup, Inc. 52,281 3,574,975

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
75 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Citizens Financial Group, Inc. 14,444 $ 532,839
City Holding Co.(a) 316 36,615
Coastal Financial Corp.* 1,727 141,873
Columbia Banking System, Inc.(a) 42,547 953,904
Comerica, Inc.(a) 27,161 1,459,904
Commerce Bancshares, Inc. 4,121 250,310
Community Financial System, Inc.(a) 3,925 214,266
Community Trust Bancorp, Inc. 1,738 85,092
ConnectOne Bancorp, Inc.(a) 2,669 60,133
Cullen/Frost Bankers, Inc. 12,403 1,444,577
Customers Bancorp, Inc.* 3,925 196,250
CVB Financial Corp.(a) 24,335 451,171
Dime Community Bancshares, Inc. 3,768 96,800
Eagle Bancorp, Inc. 8,635 154,998
East West Bancorp, Inc. 4,867 416,372
Eastern Bankshares, Inc.(a) 14,705 219,399
Enterprise Financial Services Corp.
(a) 9,106 473,694
FB Financial Corp. 942 40,092
Fifth Third Bancorp 19,625 705,323
First Bancorp/NC 3,002 121,461
First Bancorp/PR 36,738 721,534
First Busey Corp. 16,960 352,598
First Citizens BancShares, Inc.,
Class A 316 562,208
First Commonwealth Financial Corp. 21,331 326,791
First Financial Bancorp(a) 15,801 365,793
First Financial Bankshares, Inc.(a) 3,140 105,221
First Hawaiian, Inc. 24,963 570,654
First Horizon Corp. 106,132 1,918,867
First Interstate BancSystem, Inc.,
Class A 15,229 398,924
First Merchants Corp. 13,816 492,402
First Mid Bancshares, Inc.(a) 6,751 225,686
Flagstar Financial, Inc.(a) 4,082 47,800
FNB Corp.(a) 65,626 859,044
Fulton Financial Corp. 32,499 542,083
Glacier Bancorp, Inc.(a) 2,826 115,188
Great Southern Bancorp, Inc. 314 17,270
Hancock Whitney Corp. 15,386 801,457
Hanmi Financial Corp. 1,570 35,906
Heritage Commerce Corp. 21,352 193,022
Heritage Financial Corp. 5,809 132,561
Hilltop Holdings, Inc. 4,239 125,178
Home BancShares, Inc. 35,168 975,912
Hope Bancorp, Inc. 16,328 162,790
Horizon Bancorp, Inc. 14,915 218,952
Huntington Bancshares, Inc. 39,721 577,146
Independent Bank Corp.(a) 8,792 519,519
Independent Bank Corp./MI 942 28,693
International Bancshares Corp. 11,376 694,391
JPMorgan Chase & Co. 77,872 19,049,049
KeyCorp 27,789 412,389
Lakeland Financial Corp. 632 35,183
Investments Shares Value
Banks
(continued)
Live Oak Bancshares, Inc. 628 $ 16,416
M&T Bank Corp. 5,024 852,874
Mercantile Bank Corp. 2,041 86,355
Metrocity Bankshares, Inc. 785 21,642
Metropolitan Bank Holding Corp.*(a) 157 9,723
National Bank Holdings Corp., Class
A(a) 3,925 141,928
NBT Bancorp, Inc.(a) 314 13,295
Nicolet Bankshares, Inc.(a) 1,395 162,950
Northwest Bancshares, Inc.(a) 23,864 294,720
OceanFirst Financial Corp.(a) 12,403 205,394
OFG Bancorp 11,304 444,812
Old National Bancorp(a) 62,957 1,296,285
Old Second Bancorp, Inc. 3,925 61,976
Origin Bancorp, Inc.(a) 3,297 105,636
Orrstown Financial Services, Inc. 628 18,821
Pacific Premier Bancorp, Inc. 14,444 293,791
Park National Corp. 316 47,432
Pathward Financial, Inc.(a) 2,371 188,186
Peoples Bancorp, Inc. 5,056 146,675
Pinnacle Financial Partners, Inc.(a) 4,082 409,180
PNC Financial Services Group, Inc.
(The) 10,833 1,740,755
Popular, Inc. 14,130 1,348,285
Preferred Bank(a) 3,611 288,374
Prosperity Bancshares, Inc. 17,427 1,183,293
Provident Financial Services, Inc. 20,194 330,576
QCR Holdings, Inc. 1,738 112,883
Regions Financial Corp.(a) 27,161 554,356
Renasant Corp.(a) 12,560 402,799
Republic Bancorp, Inc., Class A 314 21,305
S&T Bancorp, Inc. 6,751 246,006
ServisFirst Bancshares, Inc. 3,454 245,994
Simmons First National Corp., Class
A 8,792 164,059
Southside Bancshares, Inc.(a) 8,949 252,272
SouthState Corp.(a) 18,840 1,634,935
Stellar Bancorp, Inc. 5,809 144,993
Stock Yards Bancorp, Inc. 474 34,502
Synovus Financial Corp. 30,301 1,312,639
Texas Capital Bancshares, Inc.* 2,826 192,592
TFS Financial Corp.(a) 9,420 122,083
Tompkins Financial Corp. 4,082 243,287
Towne Bank(a) 5,966 196,580
TriCo Bancshares 4,239 163,541
Triumph Financial, Inc.* 2,041 109,030
Truist Financial Corp. 35,482 1,360,380
TrustCo Bank Corp. NY 6,751 205,568
Trustmark Corp. 13,973 468,794
UMB Financial Corp.(a) 13,345 1,262,037
United Bankshares, Inc. 28,103 963,652
United Community Banks, Inc. 26,376 728,241
Univest Financial Corp.(a) 4,239 125,220
US Bancorp 43,489 1,754,346
Valley National Bancorp 79,756 685,902
Veritex Holdings, Inc. 10,990 255,847

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 76
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
WaFd, Inc.(a) 18,840 $ 537,505
Webster Financial Corp. 34,540 1,633,742
Wells Fargo & Co. 92,630 6,577,657
WesBanco, Inc. 20,567 612,485
Westamerica Bancorp(a) 5,338 258,519
Western Alliance Bancorp(a) 21,980 1,532,226
Wintrust Financial Corp.(a) 11,932 1,326,480
WSFS Financial Corp.(a) 4,396 226,614
Zions Bancorp NA 30,615 1,376,757
97,105,219
Beverages -
1 .0%
Boston Beer Co., Inc. (The), Class A* 314 77,181
Brown-Forman Corp., Class A(a) 8 277
Brown-Forman Corp., Class B(a) 4,082 142,217
Celsius Holdings, Inc.*(a) 3,454 120,752
Coca-Cola Co. (The) 86,507 6,276,083
Coca-Cola Consolidated, Inc. 157 212,862
Constellation Brands, Inc., Class A(a) 3,454 647,763
Keurig Dr Pepper, Inc. 21,509 743,996
MGP Ingredients, Inc. 4,867 143,431
Molson Coors Beverage Co., Class
B(a) 32,499 1,869,667
Monster Beverage Corp.* 16,799 1,009,956
National Beverage Corp. 477 21,179
PepsiCo, Inc. 38,779 5,257,657
Vita Coco Co., Inc. (The)*(a) 3,768 124,532
16,647,553
Biotechnology -
2 .2%
89bio, Inc.* 20,253 162,429
AbbVie, Inc. 48,670 9,495,517
ACADIA Pharmaceuticals, Inc.* 628 9,169
ADMA Biologics, Inc.* 5,181 123,308
Agios Pharmaceuticals, Inc.* 4,187 124,312
Akero Therapeutics, Inc.* 2,355 107,412
Alkermes plc*(a) 30,615 880,794
Alnylam Pharmaceuticals, Inc.* 2,983 785,245
Amgen, Inc.(a) 14,601 4,247,723
Amicus Therapeutics, Inc.* 20,135 154,637
Apellis Pharmaceuticals, Inc.*(a) 314 6,032
Arcellx, Inc.*(a) 314 20,394
Arcutis Biotherapeutics, Inc.*(a) 1,727 25,750
Ardelyx, Inc.* 15,857 87,293
Astria Therapeutics, Inc.* 942 4,861
Aurinia Pharmaceuticals, Inc.* 12,403 102,201
Avidity Biosciences, Inc.* 1,570 51,260
Beam Therapeutics, Inc.*(a) 16,171 322,288
BioCryst Pharmaceuticals, Inc.* 10,833 95,872
Biogen, Inc.* 3,297 399,201
Biohaven Ltd.* 5,652 125,022
BioMarin Pharmaceutical, Inc.* 3,768 239,984
Blueprint Medicines Corp.* 2,826 252,927
Bridgebio Pharma, Inc.* 6,908 264,991
Catalyst Pharmaceuticals, Inc.* 8,464 205,591
Investments Shares Value
Biotechnology
(continued)
CG oncology, Inc.*(a) 2,512 $ 67,673
Cogent Biosciences, Inc.*(a) 5,338 27,811
Crinetics Pharmaceuticals, Inc.*(a) 3,768 125,814
CRISPR Therapeutics AG*(a) 5,966 230,705
Cullinan Therapeutics, Inc.* 628 5,200
Cytokinetics, Inc.*(a) 2,669 114,340
Day One Biopharmaceuticals, Inc.* 10,519 81,838
Denali Therapeutics, Inc.*(a) 8,792 146,387
Dynavax Technologies Corp.*(a) 12,246 143,891
Dyne Therapeutics, Inc.*(a) 471 5,553
Erasca, Inc.* 17,741 25,902
Exact Sciences Corp.*(a) 2,355 107,482
Exelixis, Inc.* 14,758 577,776
Geron Corp.* 21,509 30,328
Gilead Sciences, Inc. 35,325 3,763,525
Gyre Therapeutics, Inc.*(a) 6,437 62,825
Halozyme Therapeutics, Inc.* 6,280 385,718
Humacyte, Inc.*(a) 3,768 5,464
ImmunityBio, Inc.*(a) 20,881 52,411
Immunome, Inc.*(a) 3,140 27,601
Immunovant, Inc.*(a) 6,594 106,493
Incyte Corp.* 3,611 226,265
Insmed, Inc.* 6,594 474,768
Ionis Pharmaceuticals, Inc.*(a) 4,553 139,823
Iovance Biotherapeutics, Inc.*(a) 11,932 42,836
Kiniksa Pharmaceuticals International
plc, Class A* 1,099 29,640
Krystal Biotech, Inc.*(a) 1,413 240,040
Kymera Therapeutics, Inc.*(a) 2,826 96,847
Lexicon Pharmaceuticals, Inc.*(a) 47,885 34,994
Madrigal Pharmaceuticals, Inc.* 785 262,119
MiMedx Group, Inc.* 2,983 20,523
Moderna, Inc.*(a) 4,867 138,904
Myriad Genetics, Inc.*(a) 7,239 53,641
Natera, Inc.*(a) 3,297 497,616
Neurocrine Biosciences, Inc.* 2,210 237,995
Novavax, Inc.*(a) 15,229 101,577
Nuvalent, Inc., Class A* 314 24,099
Olema Pharmaceuticals, Inc.*(a) 8,949 46,177
ORIC Pharmaceuticals, Inc.* 6,908 39,445
Protagonist Therapeutics, Inc.*(a) 1,099 50,356
PTC Therapeutics, Inc.* 2,512 125,198
Regeneron Pharmaceuticals, Inc. 2,983 1,786,101
Relay Therapeutics, Inc.* 23,707 78,944
Replimune Group, Inc.*(a) 2,355 23,032
Revolution Medicines, Inc.*(a) 7,850 316,983
Rhythm Pharmaceuticals, Inc.* 2,826 184,227
Rocket Pharmaceuticals, Inc.* 12,403 94,635
Roivant Sciences Ltd.*(a) 25,905 301,016
Sarepta Therapeutics, Inc.* 2,826 176,342
Savara, Inc.*(a) 17,584 56,269
Scholar Rock Holding Corp.*(a) 2,512 82,670
Soleno Therapeutics, Inc.* 471 35,259
SpringWorks Therapeutics, Inc.* 3,768 174,458
Summit Therapeutics, Inc.*(a) 4,867 117,392
Syndax Pharmaceuticals, Inc.* 9,577 135,515

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
77 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
TG Therapeutics, Inc.*(a) 4,710 $ 214,352
Twist Bioscience Corp.* 2,669 102,276
Ultragenyx Pharmaceutical, Inc.*(a) 4,710 183,596
United Therapeutics Corp.* 1,099 333,096
Upstream Bio, Inc.*(a) 2,512 23,261
Vaxcyte, Inc.*(a) 3,611 129,418
Veracyte, Inc.* 5,809 177,174
Vericel Corp.*(a) 157 5,969
Vertex Pharmaceuticals, Inc.* 5,809 2,959,685
Viking Therapeutics, Inc.*(a) 2,041 58,924
Viridian Therapeutics, Inc.*(a) 7,379 99,985
Xencor, Inc.* 5,966 65,745
Zymeworks, Inc.*(a) 10,205 132,767
35,320,904
Broadline Retail -
2 .8%
Amazon.com, Inc.* 213,834 39,435,266
Coupang, Inc., Class A* 28,574 667,774
Dillard's, Inc., Class A 314 108,851
eBay, Inc.(a) 14,601 995,204
Etsy, Inc.*(a) 4,553 197,965
Kohl's Corp.(a) 13,345 89,412
Macy's, Inc.(a) 46,315 528,917
MercadoLibre, Inc.* 1,099 2,561,604
Nordstrom, Inc. 16,799 405,528
Ollie's Bargain Outlet Holdings,
Inc.*(a) 2,844 301,777
45,292,298
Building Products -
0 .7%
A O Smith Corp.(a) 3,630 246,332
AAON, Inc.(a) 3,318 302,834
Advanced Drainage Systems, Inc. 2,198 249,451
Allegion plc 1,727 240,398
American Woodmark Corp.*(a) 3,611 213,049
Apogee Enterprises, Inc.(a) 2,355 93,423
Armstrong World Industries, Inc. 1,256 182,145
AZEK Co., Inc. (The), Class A* 4,239 210,085
AZZ, Inc. 2,355 204,320
Builders FirstSource, Inc.* 3,768 450,766
Carlisle Cos., Inc.(a) 1,264 479,663
Carrier Global Corp. 19,625 1,227,347
CSW Industrials, Inc.(a) 471 147,178
Fortune Brands Innovations, Inc. 3,925 211,244
Gibraltar Industries, Inc.* 633 33,517
Griffon Corp. 2,983 203,172
Hayward Holdings, Inc.* 10,833 144,404
Janus International Group, Inc.*(a) 27,004 185,788
JELD-WEN Holding, Inc.*(a) 4,867 26,866
Johnson Controls International plc 15,857 1,330,402
Lennox International, Inc.(a) 785 429,199
Masco Corp. 6,163 373,539
Masterbrand, Inc.* 22,451 272,780
Owens Corning 2,983 433,758
Quanex Building Products Corp.(a) 3,611 59,365
Investments Shares Value
Building Products
(continued)
Resideo Technologies, Inc.* 23,707 $ 397,803
Simpson Manufacturing Co., Inc.(a) 1,422 218,547
Trane Technologies plc 5,056 1,938,015
Trex Co., Inc.*(a) 5,338 308,643
UFP Industries, Inc. 3,528 348,743
Zurn Elkay Water Solutions Corp.(a) 4,108 139,508
11,302,284
Capital Markets -
3 .2%
Acadian Asset Management, Inc. 4,740 127,696
Affiliated Managers Group, Inc. 6,280 1,040,156
Ameriprise Financial, Inc. 2,355 1,109,252
Ares Management Corp., Class A 3,611 550,786
Artisan Partners Asset Management,
Inc., Class A(a) 1,884 69,670
Bank of New York Mellon Corp. (The) 19,939 1,603,295
BGC Group, Inc., Class A 26,376 238,967
Blackrock, Inc. 3,925 3,588,471
Blackstone, Inc.(a) 15,700 2,067,847
Blue Owl Capital, Inc., Class A(a) 15,651 290,013
Carlyle Group, Inc. (The) 4,710 181,994
Charles Schwab Corp. (The) 33,912 2,760,437
CME Group, Inc. 8,007 2,218,580
Cohen & Steers, Inc.(a) 1,413 107,840
Coinbase Global, Inc., Class A* 4,239 860,051
Donnelley Financial Solutions,
Inc.*(a) 1,099 52,972
Evercore, Inc., Class A 1,727 354,536
FactSet Research Systems, Inc. 790 341,454
Federated Hermes, Inc., Class B 13,816 561,068
Franklin Resources, Inc. 51,182 960,174
Goldman Sachs Group, Inc. (The) 8,792 4,814,060
Hamilton Lane, Inc., Class A(a) 2,198 339,569
Houlihan Lokey, Inc., Class A 1,580 256,086
Interactive Brokers Group, Inc., Class
A 2,983 512,629
Intercontinental Exchange, Inc. 12,716 2,135,907
Invesco Ltd. 63,899 890,113
Janus Henderson Group plc 27,004 896,803
Jefferies Financial Group, Inc.(a) 5,809 271,455
Kayne Anderson BDC, Inc. 2,512 39,865
KKR & Co., Inc. 15,543 1,776,099
Lazard, Inc., Class A(a) 1,727 67,180
LPL Financial Holdings, Inc. 1,884 602,484
MarketAxess Holdings, Inc. 2,041 452,265
Moelis & Co., Class A 3,002 160,847
Moody's Corp. 3,611 1,636,216
Morgan Stanley 35,168 4,059,091
Morningstar, Inc. 474 134,957
MSCI, Inc. 1,738 947,401
Nasdaq, Inc. 7,850 598,248
Northern Trust Corp.(a)(c) 6,280 590,195
Piper Sandler Cos. 942 227,135
PJT Partners, Inc., Class A(a) 316 44,780
Raymond James Financial, Inc. 4,710 645,458
Robinhood Markets, Inc., Class A* 13,502 663,083

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 78
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
S&P Global, Inc. 7,065 $ 3,532,853
SEI Investments Co. 3,454 270,414
State Street Corp. 8,949 788,407
StepStone Group, Inc., Class A 2,198 109,922
Stifel Financial Corp. 5,181 443,960
StoneX Group, Inc.*(a) 8,839 782,826
T. Rowe Price Group, Inc. 6,751 597,801
TPG, Inc., Class A(a) 2,054 95,408
Tradeweb Markets, Inc., Class A 3,297 455,975
Victory Capital Holdings, Inc., Class
A(a) 6,594 377,770
Virtu Financial, Inc., Class A 18,683 731,439
Virtus Investment Partners, Inc.(a) 942 144,682
WisdomTree, Inc. 158 1,375
50,180,017
Chemicals -
1 .3%
AdvanSix, Inc.(a) 4,867 104,251
Air Products and Chemicals, Inc.(a) 5,966 1,617,323
Albemarle Corp.(a) 4,396 257,386
Ashland, Inc. 953 51,834
Aspen Aerogels, Inc.*(a) 3,611 19,499
Avient Corp. 5,495 183,039
Axalta Coating Systems Ltd.* 8,058 261,885
Balchem Corp. 1,738 272,084
Cabot Corp. 3,140 246,616
Celanese Corp.(a) 2,355 104,821
CF Industries Holdings, Inc. 5,966 467,555
Chemours Co. (The)(a) 28,574 353,746
Corteva, Inc. 14,915 924,581
Dow, Inc. 16,642 509,079
DuPont de Nemours, Inc. 10,048 663,068
Eastman Chemical Co.(a) 3,140 241,780
Ecolab, Inc. 5,338 1,342,133
Ecovyst, Inc.*(a) 28,260 168,995
Element Solutions, Inc. 11,852 241,899
FMC Corp. 3,140 131,629
Hawkins, Inc. 474 57,724
HB Fuller Co. 3,620 195,625
Huntsman Corp. 2,355 31,345
Ingevity Corp.* 1,884 62,134
Innospec, Inc. 632 56,551
International Flavors & Fragrances,
Inc. 5,966 468,092
Koppers Holdings, Inc. 3,140 78,688
Kronos Worldwide, Inc.(a) 5,495 42,366
Linde plc 10,519 4,767,526
LyondellBasell Industries NV, Class
A(a) 8,478 493,504
Mativ Holdings, Inc.(a) 942 4,814
Minerals Technologies, Inc. 2,198 113,395
Mosaic Co. (The) 61,701 1,875,710
NewMarket Corp. 471 289,806
Olin Corp. 3,297 71,281
Orion SA 14,601 175,796
Investments Shares Value
Chemicals
(continued)
Perimeter Solutions, Inc.* 14,130 $ 143,137
PPG Industries, Inc. 6,123 666,550
PureCycle Technologies, Inc.*(a) 14,601 97,973
Quaker Chemical Corp.(a) 471 49,898
RPM International, Inc.(a) 2,528 269,864
Scotts Miracle-Gro Co. (The) 3,297 166,103
Sensient Technologies Corp. 942 88,501
Sherwin-Williams Co. (The) 5,181 1,828,479
Stepan Co. 2,355 119,069
Tronox Holdings plc 8,635 46,715
Westlake Corp. 314 29,023
20,452,872
Commercial Services & Supplies -
0 .8%
ABM Industries, Inc. 11,147 543,305
ACV Auctions, Inc., Class A* 3,454 50,739
Brady Corp., Class A 948 66,635
BrightView Holdings, Inc.*(a) 3,768 51,697
Brink's Co. (The) 8,850 789,774
Casella Waste Systems, Inc., Class
A* 1,896 222,685
Cimpress plc*(a) 1,727 72,568
Cintas Corp. 7,584 1,605,381
Clean Harbors, Inc.*(a) 1,570 335,886
Copart, Inc.* 20,096 1,226,459
CoreCivic, Inc.* 9,891 223,932
Deluxe Corp.(a) 9,577 139,824
Enviri Corp.* 16,014 110,016
GEO Group, Inc. (The)*(a) 21,352 667,891
Healthcare Services Group, Inc.* 5,809 82,546
HNI Corp. 3,160 133,668
Interface, Inc., Class A 6,751 126,919
Matthews International Corp., Class
A(a) 9,577 195,850
MillerKnoll, Inc.(a) 16,642 272,929
Montrose Environmental Group,
Inc.*(a) 3,925 57,423
MSA Safety, Inc. 1,884 296,579
OPENLANE, Inc.*(a) 2,826 52,309
Pitney Bowes, Inc. 42,547 369,308
Pursuit Attractions and Hospitality,
Inc.*(a) 2,054 60,162
Republic Services, Inc. 4,583 1,149,187
Rollins, Inc. 5,532 316,043
Steelcase, Inc., Class A 24,021 238,288
Tetra Tech, Inc.(a) 8,164 254,635
UniFirst Corp. 785 140,099
Veralto Corp. 6,123 587,196
Vestis Corp. 4,239 37,134
Waste Management, Inc. 8,218 1,917,752
12,394,819
Communications Equipment -
0 .8%
Arista Networks, Inc.* 22,608 1,859,960
Calix, Inc.* 3,140 128,457
Ciena Corp.* 5,181 347,956
Cisco Systems, Inc. 111,470 6,435,163

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
79 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Communications Equipment
(continued)
CommScope Holding Co., Inc.* 24,178 $ 90,426
Digi International, Inc.* 3,160 85,952
Extreme Networks, Inc.* 8,635 113,637
F5, Inc.*(a) 1,099 290,949
Harmonic, Inc.* 4,082 36,656
Juniper Networks, Inc. 9,420 342,135
Lumentum Holdings, Inc.*(a) 4,082 241,001
Motorola Solutions, Inc. 3,950 1,739,541
NETGEAR, Inc.*(a) 1,099 26,508
NetScout Systems, Inc.*(a) 9,420 198,008
Viasat, Inc.*(a) 25,905 240,139
Viavi Solutions, Inc.*(a) 4,239 44,849
12,221,337
Construction & Engineering -
0 .3%
AECOM 4,005 395,093
API Group Corp.*(a) 6,594 249,451
Arcosa, Inc.(a) 1,264 101,208
Argan, Inc. 1,266 193,862
Centuri Holdings, Inc.* 1,256 22,558
Comfort Systems USA, Inc. 785 312,077
Construction Partners, Inc., Class
A*(a) 790 64,891
Dycom Industries, Inc.* 1,264 211,783
EMCOR Group, Inc. 1,256 503,279
Fluor Corp.* 5,372 187,429
Granite Construction, Inc.(a) 3,003 244,114
Great Lakes Dredge & Dock Corp.* 2,198 19,980
IES Holdings, Inc.*(a) 785 154,394
MasTec, Inc.*(a) 2,355 299,839
MYR Group, Inc.* 1,099 134,430
Primoris Services Corp. 3,611 216,552
Quanta Services, Inc. 3,454 1,010,951
Sterling Infrastructure, Inc.* 1,884 281,526
Tutor Perini Corp.*(a) 5,024 107,815
Valmont Industries, Inc. 628 184,142
WillScot Holdings Corp.(a) 8,478 212,967
5,108,341
Construction Materials -
0 .2%
CRH plc 18,055 1,722,808
Eagle Materials, Inc.(a) 1,580 357,696
Knife River Corp.*(a) 1,099 102,625
Martin Marietta Materials, Inc.(a) 1,422 745,100
Vulcan Materials Co. 2,844 746,066
3,674,295
Consumer Finance -
0 .9%
Ally Financial, Inc.(a) 49,455 1,615,200
American Express Co. 15,543 4,140,811
Bread Financial Holdings, Inc. 10,990 521,476
Capital One Financial Corp.(a) 10,990 1,981,057
Credit Acceptance Corp.*(a) 273 133,066
Discover Financial Services 7,222 1,319,243
Encore Capital Group, Inc.* 5,652 194,429
Investments Shares Value
Consumer Finance
(continued)
Enova International, Inc.* 5,966 $ 547,619
EZCORP, Inc., Class A*(a) 3,140 51,402
FirstCash Holdings, Inc. 1,264 169,325
Green Dot Corp., Class A* 471 3,942
LendingClub Corp.* 10,990 107,372
Navient Corp.(a) 21,017 260,190
Nelnet, Inc., Class A 1,413 149,905
NerdWallet, Inc., Class A*(a) 9,420 84,403
OneMain Holdings, Inc. 21,509 1,012,429
PRA Group, Inc.* 2,355 43,097
PROG Holdings, Inc. 4,396 115,879
SLM Corp.(a) 45,687 1,320,811
SoFi Technologies, Inc.*(a) 40,035 500,838
Synchrony Financial 9,263 481,213
Upstart Holdings, Inc.* 3,768 180,110
World Acceptance Corp.* 316 40,802
14,974,619
Consumer Staples Distribution & Retail -
1 .9%
Albertsons Cos., Inc., Class A 80,070 1,759,939
Andersons, Inc. (The) 3,925 148,012
BJ's Wholesale Club Holdings,
Inc.*(a) 4,553 535,251
Casey's General Stores, Inc. 942 435,760
Chefs' Warehouse, Inc. (The)*(a) 3,297 187,830
Costco Wholesale Corp. 9,891 9,836,599
Dollar General Corp.(a) 7,379 691,338
Dollar Tree, Inc.* 4,239 346,623
Ingles Markets, Inc., Class A 1,256 77,483
Kroger Co. (The)(a) 19,468 1,405,784
Maplebear, Inc.* 6,437 256,772
Performance Food Group Co.* 3,454 278,600
PriceSmart, Inc. 316 32,071
SpartanNash Co. 2,983 59,183
Sprouts Farmers Market, Inc.* 2,983 510,093
Sysco Corp.(a) 10,990 784,686
Target Corp. 11,932 1,153,824
United Natural Foods, Inc.* 6,437 171,932
US Foods Holding Corp.* 6,594 432,962
Walgreens Boots Alliance, Inc. 142,242 1,560,395
Walmart, Inc. 97,968 9,527,388
Weis Markets, Inc.(a) 1,559 134,058
30,326,583
Containers & Packaging -
0 .6%
Amcor plc 61,234 563,355
AptarGroup, Inc.(a) 2,198 329,590
Avery Dennison Corp. 1,423 243,489
Ball Corp. 7,379 383,265
Crown Holdings, Inc. 22,451 2,162,705
Graphic Packaging Holding Co.(a) 58,090 1,470,258
Greif, Inc., Class A(a) 5,057 265,391
International Paper Co. 11,618 530,710
O-I Glass, Inc.* 23,707 300,131
Packaging Corp. of America 2,355 437,112
Sealed Air Corp. 24,806 683,653
Silgan Holdings, Inc. 14,287 737,924

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 80
Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Smurfit WestRock plc(a) 13,188 $ 554,160
Sonoco Products Co.(a) 16,799 688,759
TriMas Corp.(a) 1,107 26,623
9,377,125
Distributors -
0 .2%
Genuine Parts Co. 3,297 387,562
GigaCloud Technology, Inc., Class
A*(a) 2,512 31,500
LKQ Corp. 54,008 2,063,646
Pool Corp.(a) 1,099 322,161
2,804,869
Diversified Consumer Services -
0 .3%
ADT, Inc. 44,745 358,855
Adtalem Global Education, Inc.* 2,512 266,774
Bright Horizons Family Solutions,
Inc.*(a) 2,983 374,128
Coursera, Inc.* 16,799 141,448
Duolingo, Inc., Class A*(a) 1,256 489,187
Frontdoor, Inc.*(a) 2,198 90,360
Graham Holdings Co., Class B 157 144,448
Grand Canyon Education, Inc.* 1,099 196,029
H&R Block, Inc.(a) 25,434 1,535,451
Laureate Education, Inc.*(a) 8,478 170,153
Mister Car Wash, Inc.*(a) 9,734 66,775
OneSpaWorld Holdings Ltd.(a) 8,058 134,569
Perdoceo Education Corp.(a) 8,321 209,023
Service Corp. International 4,108 328,229
Strategic Education, Inc. 1,580 128,896
Stride, Inc.*(a) 2,512 357,332
Udemy, Inc.*(a) 15,072 103,545
5,095,202
Diversified REITs -
0 .1%
Alexander & Baldwin, Inc., REIT 2,686 46,145
Armada Hoffler Properties, Inc., REIT 314 2,126
Broadstone Net Lease, Inc., REIT 13,031 210,842
Empire State Realty Trust, Inc., Class
A, REIT(a) 14,287 101,723
Essential Properties Realty Trust,
Inc., REIT(a) 6,751 217,180
Gladstone Commercial Corp.,
REIT(a) 8,321 117,576
Global Net Lease, Inc., REIT(a) 51,339 387,609
WP Carey, Inc., REIT(a) 6,280 392,123
1,475,324
Diversified Telecommunication Services -
0 .9%
Anterix, Inc.* 2,669 79,670
AST SpaceMobile, Inc., Class A*(a) 5,338 123,895
AT&T, Inc. 195,151 5,405,683
Cogent Communications Holdings,
Inc. 3,297 179,192
Investments Shares Value
Diversified Telecommunication Services
(continued)
Frontier Communications Parent,
Inc.* 37,837 $ 1,371,591
Globalstar, Inc.*(a) 2,763 53,105
Iridium Communications, Inc.(a) 1,256 30,307
Liberty Global Ltd., Class A*(a) 27,789 304,290
Liberty Global Ltd., Class C*(a) 35,325 400,586
Liberty Latin America Ltd., Class
C*(a) 28,417 156,293
Lumen Technologies, Inc.* 195,308 691,390
Shenandoah Telecommunications
Co.(a) 9,263 103,190
Verizon Communications, Inc. 114,453 5,042,799
13,941,991
Electric Utilities -
1 .7%
ALLETE, Inc. 12,560 822,554
Alliant Energy Corp. 5,966 364,165
American Electric Power Co., Inc. 13,816 1,496,825
Constellation Energy Corp. 6,908 1,543,524
Duke Energy Corp. 20,724 2,528,743
Edison International 9,734 520,866
Entergy Corp.(a) 10,676 887,923
Evergy, Inc. 7,850 542,435
Eversource Energy 8,478 504,271
Exelon Corp. 29,987 1,406,390
FirstEnergy Corp. 14,444 619,359
Hawaiian Electric Industries, Inc.*(a) 37,994 398,937
IDACORP, Inc.(a) 1,413 166,861
MGE Energy, Inc.(a) 948 85,718
NextEra Energy, Inc. 55,578 3,717,057
NRG Energy, Inc. 6,437 705,367
OGE Energy Corp. 6,594 299,236
Otter Tail Corp.(a) 8,164 648,058
PG&E Corp. 54,793 905,180
Pinnacle West Capital Corp.(a) 21,038 2,002,397
Portland General Electric Co. 21,823 919,185
PPL Corp. 17,584 641,816
Southern Co. (The) 29,202 2,683,372
TXNM Energy, Inc. 19,311 1,027,345
Xcel Energy, Inc. 16,642 1,176,589
26,614,173
Electrical Equipment -
0 .9%
Acuity, Inc. 1,570 382,468
AMETEK, Inc. 4,867 825,346
Array Technologies, Inc.*(a) 40,192 192,118
Atkore, Inc. 7,379 471,297
Bloom Energy Corp., Class A*(a) 9,263 169,698
Eaton Corp. plc 9,006 2,651,096
Emerson Electric Co. 16,642 1,749,241
EnerSys 6,908 598,233
Enovix Corp.*(a) 9,734 65,218
Eos Energy Enterprises, Inc.*(a) 2,198 11,474
Fluence Energy, Inc., Class A*(a) 6,908 28,254
GE Vernova, Inc. 5,966 2,212,312
Generac Holdings, Inc.* 2,826 323,238
Hubbell, Inc., Class B(a) 1,106 401,677

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
81 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
NEXTracker, Inc., Class A* 25,434 $ 1,032,875
nVent Electric plc(a) 4,710 258,626
Plug Power, Inc.*(a) 161,867 141,245
Regal Rexnord Corp.(a) 1,896 200,673
Rockwell Automation, Inc. 2,528 626,135
Sensata Technologies Holding plc(a) 32,970 705,558
Shoals Technologies Group, Inc.,
Class A*(a) 471 1,700
Sunrun, Inc.*(a) 31,714 218,509
Thermon Group Holdings, Inc.* 3,611 94,716
Vertiv Holdings Co., Class A 8,635 737,256
Vicor Corp.* 471 18,795
14,117,758
Electronic Equipment, Instruments & Components -
1 .0%
Advanced Energy Industries, Inc.(a) 948 92,345
Amphenol Corp., Class A 25,748 1,981,309
Arrow Electronics, Inc.*(a) 9,420 1,049,011
Avnet, Inc.(a) 18,171 853,855
Badger Meter, Inc.(a) 1,727 381,356
Bel Fuse, Inc., Class B(a) 628 41,304
Belden, Inc. 2,512 259,012
Benchmark Electronics, Inc.(a) 3,816 124,134
CDW Corp. 2,530 406,217
Cognex Corp.(a) 3,925 107,152
Coherent Corp.*(a) 4,396 282,751
Corning, Inc. 19,154 850,055
Crane NXT Co.(a) 3,925 184,161
CTS Corp.(a) 790 30,083
ePlus, Inc.* 2,198 137,067
Fabrinet* 1,739 356,599
Flex Ltd.* 13,659 469,050
Insight Enterprises, Inc.*(a) 5,652 781,559
IPG Photonics Corp.* 471 28,208
Itron, Inc.* 1,738 193,422
Jabil, Inc.(a) 3,611 529,228
Keysight Technologies, Inc.* 3,925 570,695
Knowles Corp.* 2,213 34,833
Littelfuse, Inc. 628 114,491
Mirion Technologies, Inc., Class A*(a) 15,072 237,836
nLight, Inc.*(a) 12,246 94,417
Novanta, Inc.* 1,738 206,579
OSI Systems, Inc.*(a) 471 96,433
PAR Technology Corp.*(a) 157 9,169
PC Connection, Inc. 158 9,802
Plexus Corp.* 628 76,886
Rogers Corp.* 1,727 106,746
Sanmina Corp.*(a) 12,089 928,314
ScanSource, Inc.* 3,634 119,886
TD SYNNEX Corp.(a) 8,792 974,154
TE Connectivity plc 7,222 1,057,156
Teledyne Technologies, Inc.* 1,106 515,429
Trimble, Inc.*(a) 5,024 312,191
TTM Technologies, Inc.* 19,118 382,742
Vontier Corp.(a) 8,321 264,691
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Zebra Technologies Corp., Class A* 942 $ 235,801
15,486,129
Energy Equipment & Services -
0 .5%
Archrock, Inc. 10,833 254,901
Atlas Energy Solutions, Inc., Class
A(a) 7,850 106,211
Baker Hughes Co. 25,120 889,248
Bristow Group, Inc., Class A* 628 18,237
Cactus, Inc., Class A(a) 3,950 149,863
ChampionX Corp. 9,891 238,670
Halliburton Co. 20,410 404,526
Helix Energy Solutions Group, Inc.* 12,246 74,578
Helmerich & Payne, Inc.(a) 20,253 382,579
Innovex International, Inc.*(a) 6,123 92,457
Liberty Energy, Inc., Class A 34,383 395,405
NOV, Inc.(a) 74,261 862,170
Oceaneering International, Inc.*(a) 7,536 133,764
Patterson-UTI Energy, Inc.(a) 29,202 164,699
ProPetro Holding Corp.* 25,277 125,879
RPC, Inc.(a) 27,475 129,957
Schlumberger NV 36,895 1,226,759
Select Water Solutions, Inc., Class
A(a) 11,461 97,648
Tidewater, Inc.*(a) 9,420 340,910
Transocean Ltd.*(a) 119,948 255,489
Valaris Ltd.*(a) 9,420 304,360
Weatherford International plc 13,188 545,983
7,194,293
Entertainment -
1 .3%
AMC Entertainment Holdings, Inc.,
Class A*(a) 43,332 115,696
Atlanta Braves Holdings, Inc., Class
C*(a) 190 7,573
Cinemark Holdings, Inc.(a) 8,164 244,185
Electronic Arts, Inc. 5,652 820,049
IMAX Corp.*(a) 1,738 42,286
Liberty Media Corp.-Liberty Formula
One, Class A* 1,580 127,269
Liberty Media Corp.-Liberty Formula
One, Class C*(a) 4,898 434,306
Lions Gate Entertainment Corp.,
Class B* 28,417 226,768
Live Nation Entertainment, Inc.*(a) 4,082 540,661
Madison Square Garden Sports
Corp.* 314 60,467
Netflix, Inc.* 9,577 10,838,482
ROBLOX Corp., Class A* 10,990 736,879
Roku, Inc.* 5,652 385,353
Sphere Entertainment Co.*(a) 3,768 102,678
Take-Two Interactive Software, Inc.* 3,925 915,781
TKO Group Holdings, Inc., Class A 3,611 588,268
Walt Disney Co. (The) 49,298 4,483,653
Warner Bros Discovery, Inc.* 71,749 622,064

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 82
Investments Shares Value
COMMON STOCKS (continued)
Entertainment
(continued)
Warner Music Group Corp., Class A 4,710 $ 143,420
21,435,838
Financial Services -
4 .6%
Affirm Holdings, Inc., Class A* 10,362 515,613
Apollo Global Management, Inc.(a) 11,618 1,585,625
AvidXchange Holdings, Inc.* 10,205 82,967
Berkshire Hathaway, Inc., Class B* 50,083 26,706,760
Block, Inc., Class A* 12,403 725,203
Cantaloupe, Inc.*(a) 2,355 18,840
Compass Diversified Holdings 7,379 126,845
Corebridge Financial, Inc. 3,768 111,646
Corpay, Inc.* 1,411 459,097
Enact Holdings, Inc.(a) 3,297 118,000
Equitable Holdings, Inc. 10,205 504,637
Essent Group Ltd. 18,997 1,081,499
Euronet Worldwide, Inc.* 7,850 777,935
EVERTEC, Inc. 4,553 154,529
Federal Agricultural Mortgage Corp.,
Class C 785 137,634
Fidelity National Information
Services, Inc. 10,676 842,123
Fiserv, Inc.* 15,857 2,926,726
Global Payments, Inc. 6,123 467,246
HA Sustainable Infrastructure Capital,
Inc.(a) 18,369 458,858
Jack Henry & Associates, Inc. 1,738 301,421
Jackson Financial, Inc., Class A 12,874 1,003,013
Mastercard, Inc., Class A 18,212 9,981,269
Merchants Bancorp(a) 2,687 80,825
MGIC Investment Corp. 53,066 1,321,874
Mr Cooper Group, Inc.*(a) 12,560 1,494,766
NCR Atleos Corp.*(a) 12,560 350,675
NMI Holdings, Inc., Class A* 17,066 617,277
PayPal Holdings, Inc.* 28,888 1,901,986
PennyMac Financial Services, Inc. 4,396 428,346
Radian Group, Inc. 32,656 1,043,033
Remitly Global, Inc.* 8,164 165,076
Repay Holdings Corp., Class A* 21,666 86,664
Rocket Cos., Inc., Class A(a) 6,280 81,075
Shift4 Payments, Inc., Class A*(a) 1,884 154,111
Toast, Inc., Class A* 12,089 430,127
Visa, Inc., Class A(a) 38,465 13,289,657
Voya Financial, Inc.(a) 18,212 1,078,150
Walker & Dunlop, Inc. 2,198 168,235
Western Union Co. (The) 55,892 553,890
WEX, Inc.*(a) 1,413 184,213
72,517,466
Food Products -
0 .9%
Archer-Daniels-Midland Co. 13,816 659,714
B&G Foods, Inc.(a) 19,939 137,380
Bunge Global SA 2,826 222,463
Cal-Maine Foods, Inc.(a) 7,222 674,318
Campbell's Co. (The)(a) 8,007 291,935
Investments Shares Value
Food Products
(continued)
Conagra Brands, Inc. 17,270 $ 426,742
Darling Ingredients, Inc.*(a) 27,632 889,474
Flowers Foods, Inc. 13,816 243,023
Fresh Del Monte Produce, Inc. 6,437 218,922
Freshpet, Inc.*(a) 2,041 150,095
General Mills, Inc. 17,113 970,992
Hain Celestial Group, Inc. (The)*(a) 1,884 5,727
Hershey Co. (The)(a) 2,826 472,479
Hormel Foods Corp. 6,280 187,772
Ingredion, Inc. 12,798 1,699,830
J & J Snack Foods Corp.(a) 1,106 143,327
J M Smucker Co. (The) 2,826 328,579
John B Sanfilippo & Son, Inc. 1,570 104,044
Kellanova 6,908 571,775
Kraft Heinz Co. (The) 21,666 630,481
Lamb Weston Holdings, Inc.(a) 3,161 166,932
Lancaster Colony Corp. 1,099 178,895
McCormick & Co., Inc. (Non-Voting) 6,280 481,425
Mission Produce, Inc.* 9,420 98,675
Mondelez International, Inc., Class A 35,639 2,428,085
Pilgrim's Pride Corp.(a) 6,280 342,762
Post Holdings, Inc.*(a) 9,891 1,119,364
Simply Good Foods Co. (The)*(a) 3,625 130,899
Tootsie Roll Industries, Inc.(a) 2,413 77,216
TreeHouse Foods, Inc.*(a) 3,925 91,413
Tyson Foods, Inc., Class A 6,437 394,202
Utz Brands, Inc.(a) 6,637 88,206
WK Kellogg Co.(a) 8,635 154,826
14,781,972
Gas Utilities -
0 .4%
Atmos Energy Corp.(a) 2,844 456,832
Chesapeake Utilities Corp.(a) 1,570 206,722
MDU Resources Group, Inc.(a) 30,144 516,668
National Fuel Gas Co.(a) 16,485 1,265,718
New Jersey Resources Corp.(a) 21,038 1,029,600
Northwest Natural Holding Co. 3,611 155,634
ONE Gas, Inc.(a) 1,570 123,261
Southwest Gas Holdings, Inc. 1,099 79,359
Spire, Inc. 12,403 949,325
UGI Corp.(a) 37,523 1,230,379
6,013,498
Ground Transportation -
0 .9%
ArcBest Corp.(a) 1,413 82,689
Avis Budget Group, Inc.*(a) 1,727 159,972
CSX Corp. 50,083 1,405,830
Hertz Global Holdings, Inc.*(a) 35,168 239,846
JB Hunt Transport Services, Inc. 1,896 247,580
Knight-Swift Transportation Holdings,
Inc., Class A 7,850 307,484
Landstar System, Inc. 1,423 190,895
Lyft, Inc., Class A* 17,584 218,041
Marten Transport Ltd. 2,056 26,399
Norfolk Southern Corp. 5,181 1,160,803
Old Dominion Freight Line, Inc. 4,267 654,046
RXO, Inc.* 8,007 112,819

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
83 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Ryder System, Inc.(a) 9,007 $ 1,239,994
Saia, Inc.*(a) 785 191,540
Schneider National, Inc., Class B(a) 3,768 80,974
Uber Technologies, Inc.* 47,728 3,866,445
U-Haul Holding Co.(a) 2,198 120,450
U-Haul Holding Co.*(a) 158 9,700
Union Pacific Corp. 13,345 2,877,983
XPO, Inc.*(a) 3,297 349,878
13,543,368
Health Care Equipment & Supplies -
2 .0%
Abbott Laboratories 38,779 5,070,354
Align Technology, Inc.* 2,041 353,705
Alphatec Holdings, Inc.*(a) 10,677 117,233
AtriCure, Inc.*(a) 2,512 75,134
Avanos Medical, Inc.* 2,355 29,555
Baxter International, Inc. 11,147 347,452
Becton Dickinson & Co.(a) 7,693 1,593,143
Boston Scientific Corp.* 33,441 3,440,076
Ceribell, Inc.*(a) 1,727 27,787
CONMED Corp.(a) 471 23,131
Cooper Cos., Inc. (The)* 3,953 322,842
Dentsply Sirona, Inc. 33,441 464,830
Dexcom, Inc.* 7,435 530,710
Edwards Lifesciences Corp.* 13,031 983,710
Embecta Corp.(a) 16,328 199,038
Enovis Corp.*(a) 1,727 59,737
Envista Holdings Corp.* 13,031 209,538
Establishment Labs Holdings, Inc.*(a) 628 19,060
GE HealthCare Technologies, Inc. 7,693 541,049
Glaukos Corp.* 2,212 208,481
Globus Medical, Inc., Class A*(a) 3,454 247,894
Haemonetics Corp.*(a) 2,041 128,624
Hologic, Inc.*(a) 6,123 356,359
ICU Medical, Inc.* 1,413 193,002
IDEXX Laboratories, Inc.* 1,727 747,187
Inspire Medical Systems, Inc.*(a) 1,099 174,060
Insulet Corp.* 1,256 316,876
Integer Holdings Corp.* 790 99,785
Integra LifeSciences Holdings
Corp.*(a) 16,014 262,469
Intuitive Surgical, Inc.* 7,850 4,049,030
iRhythm Technologies, Inc.*(a) 2,041 218,162
Lantheus Holdings, Inc.*(a) 3,855 402,231
LeMaitre Vascular, Inc.(a) 158 14,337
LivaNova plc* 2,041 75,517
Masimo Corp.*(a) 1,884 303,249
Medtronic plc 34,540 2,927,610
Merit Medical Systems, Inc.*(a) 1,570 148,286
Novocure Ltd.* 4,710 85,439
Omnicell, Inc.* 4,396 137,419
Orthofix Medical, Inc.* 157 2,184
Penumbra, Inc.* 1,570 459,759
PROCEPT BioRobotics Corp.*(a) 2,198 118,648
ResMed, Inc. 2,983 705,748
Investments Shares Value
Health Care Equipment & Supplies
(continued)
RxSight, Inc.* 785 $ 11,555
Solventum Corp.* 2,983 197,236
STERIS plc 2,371 532,859
Stryker Corp. 8,007 2,993,977
Tandem Diabetes Care, Inc.*(a) 4,082 68,782
Teleflex, Inc. 2,512 344,270
TransMedics Group, Inc.*(a) 1,264 116,301
Zimmer Biomet Holdings, Inc.(a) 6,437 663,333
31,718,753
Health Care Providers & Services -
2 .3%
Acadia Healthcare Co., Inc.*(a) 19,939 466,573
AdaptHealth Corp., Class A* 14,287 121,582
Addus HomeCare Corp.* 942 98,486
agilon health, Inc.* 59,660 254,151
Alignment Healthcare, Inc.*(a) 942 16,692
Amedisys, Inc.* 471 44,698
AMN Healthcare Services, Inc.* 9,577 195,658
Ardent Health Partners, Inc.* 157 1,999
Astrana Health, Inc.* 2,355 73,405
Brookdale Senior Living, Inc.* 43,594 285,977
Cardinal Health, Inc. 7,536 1,064,761
Castle Biosciences, Inc.* 2,355 47,218
Cencora, Inc. 4,082 1,194,679
Centene Corp.* 13,816 826,888
Chemed Corp. 471 273,891
Cigna Group (The) 7,693 2,615,928
Clover Health Investments Corp.,
Class A* 2,826 9,608
Concentra Group Holdings Parent,
Inc.(a) 2,198 47,806
CorVel Corp.*(a) 471 51,226
CVS Health Corp. 34,069 2,272,743
DaVita, Inc.* 1,884 266,680
Elevance Health, Inc. 6,280 2,641,242
Encompass Health Corp. 3,297 385,716
Ensign Group, Inc. (The) 1,727 222,766
Guardant Health, Inc.* 7,222 341,095
HCA Healthcare, Inc. 5,024 1,733,682
HealthEquity, Inc.*(a) 3,476 297,963
Henry Schein, Inc.* 24,963 1,621,846
Hims & Hers Health, Inc.*(a) 3,611 119,524
Humana, Inc. 2,983 782,262
Labcorp Holdings, Inc.(a) 2,686 647,353
LifeStance Health Group, Inc.* 4,396 28,882
McKesson Corp. 3,611 2,573,885
Molina Healthcare, Inc.* 1,884 616,087
National HealthCare Corp.(a) 2,041 192,854
NeoGenomics, Inc.*(a) 8,007 51,205
OPKO Health, Inc.*(a) 74,261 102,480
Option Care Health, Inc.* 8,061 260,451
Owens & Minor, Inc.* 17,898 126,360
PACS Group, Inc.* 1,727 16,631
Pediatrix Medical Group, Inc.* 19,468 250,748
Premier, Inc., Class A(a) 13,031 265,181
Privia Health Group, Inc.* 8,792 206,436

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 84
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Quest Diagnostics, Inc.(a) 2,983 $ 531,630
RadNet, Inc.* 1,413 74,013
Select Medical Holdings Corp.(a) 18,526 337,914
Surgery Partners, Inc.*(a) 2,845 62,448
Tenet Healthcare Corp.* 2,983 426,420
UnitedHealth Group, Inc. 25,434 10,464,565
Universal Health Services, Inc.,
Class B 1,727 305,800
US Physical Therapy, Inc. 472 33,564
35,951,652
Health Care REITs -
0 .3%
Alexandria Real Estate Equities, Inc.,
REIT(a) 2,512 182,522
American Healthcare REIT, Inc.,
REIT(a) 3,297 106,427
CareTrust REIT, Inc., REIT 6,636 194,236
Healthcare Realty Trust, Inc., Class
A, REIT(a) 74,889 1,163,026
Healthpeak Properties, Inc., REIT 11,618 207,265
Medical Properties Trust, Inc.,
REIT(a) 8,635 47,665
National Health Investors, Inc.,
REIT(a) 628 47,521
Omega Healthcare Investors, Inc.,
REIT(a) 9,263 361,720
Sabra Health Care REIT, Inc., REIT 10,362 184,962
Sila Realty Trust, Inc., REIT 1,099 28,310
Ventas, Inc., REIT 8,321 583,136
Welltower, Inc., REIT 13,659 2,084,227
5,191,017
Health Care Technology -
0 .1%
Certara, Inc.*(a) 11,932 165,378
Doximity, Inc., Class A*(a) 5,809 330,416
Evolent Health, Inc., Class A*(a) 9,891 97,525
GoodRx Holdings, Inc., Class A*(a) 11,775 54,518
HealthStream, Inc. 158 5,314
Phreesia, Inc.* 1,413 35,269
Schrodinger, Inc.* 6,280 160,956
Teladoc Health, Inc.* 21,038 151,263
Veeva Systems, Inc., Class A* 2,983 697,097
1,697,736
Hotel & Resort REITs -
0 .1%
Apple Hospitality REIT, Inc., REIT(a) 50,868 598,716
DiamondRock Hospitality Co., REIT 16,267 119,400
Host Hotels & Resorts, Inc., REIT(a) 14,853 209,724
Park Hotels & Resorts, Inc., REIT(a) 33,284 330,843
Pebblebrook Hotel Trust, REIT(a) 4,867 44,046
RLJ Lodging Trust, REIT(a) 12,560 88,045
Ryman Hospitality Properties, Inc.,
REIT(a) 3,002 264,026
Summit Hotel Properties, Inc., REIT 20,881 84,986
Sunstone Hotel Investors, Inc., REIT 7,743 64,577
Investments Shares Value
Hotel & Resort REITs
(continued)
Xenia Hotels & Resorts, Inc., REIT 8,873 $ 94,764
1,899,127
Hotels, Restaurants & Leisure -
2 .2%
Accel Entertainment, Inc., Class A* 7,850 80,855
Airbnb, Inc., Class A* 8,792 1,071,921
Aramark(a) 8,164 272,923
BJ's Restaurants, Inc.*(a) 1,896 63,118
Bloomin' Brands, Inc. 6,538 52,435
Booking Holdings, Inc. 762 3,885,651
Boyd Gaming Corp.(a) 11,932 824,979
Brinker International, Inc.* 7,850 1,054,255
Caesars Entertainment, Inc.* 36,424 985,633
Carnival Corp.*(a) 24,178 443,425
Cava Group, Inc.* 1,884 174,138
Cheesecake Factory, Inc. (The)(a) 2,826 142,346
Chipotle Mexican Grill, Inc.* 28,574 1,443,559
Choice Hotels International, Inc.(a) 785 98,996
Churchill Downs, Inc.(a) 3,307 298,986
Cracker Barrel Old Country Store,
Inc.(a) 2,983 127,374
Darden Restaurants, Inc. 2,528 507,218
Dave & Buster's Entertainment,
Inc.*(a) 2,669 51,218
Domino's Pizza, Inc.(a) 628 307,952
DoorDash, Inc., Class A* 7,536 1,453,619
DraftKings, Inc., Class A*(a) 12,246 407,669
Dutch Bros, Inc., Class A* 3,454 206,342
Everi Holdings, Inc.*(a) 10,205 143,380
Expedia Group, Inc. 3,611 566,674
Flutter Entertainment plc* 3,454 832,379
Golden Entertainment, Inc.(a) 2,983 76,663
Hilton Grand Vacations, Inc.*(a) 9,420 316,795
Hilton Worldwide Holdings, Inc. 5,689 1,282,756
Hyatt Hotels Corp., Class A 2,198 247,671
Jack in the Box, Inc.(a) 1,099 28,618
Krispy Kreme, Inc.(a) 12,089 49,565
Las Vegas Sands Corp.(a) 8,792 322,403
Life Time Group Holdings, Inc.* 5,966 182,918
Light & Wonder, Inc.*(a) 4,396 375,331
Marriott International, Inc., Class A(a) 5,495 1,310,997
Marriott Vacations Worldwide Corp.
(a) 6,280 344,207
McDonald's Corp. 16,014 5,118,875
MGM Resorts International* 12,874 405,016
Norwegian Cruise Line Holdings
Ltd.*(a) 78,029 1,250,805
Papa John's International, Inc.(a) 314 10,842
Penn Entertainment, Inc.*(a) 20,410 310,640
Planet Fitness, Inc., Class A* 3,297 311,863
Red Rock Resorts, Inc., Class A(a) 1,739 74,255
Royal Caribbean Cruises Ltd. 5,966 1,282,153
Sabre Corp.* 54,793 129,859
Shake Shack, Inc., Class A*(a) 785 68,876
Six Flags Entertainment Corp.(a) 16,171 556,444
Starbucks Corp. 30,615 2,450,731

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
85 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Sweetgreen, Inc., Class A*(a) 6,594 $ 128,451
Target Hospitality Corp.*(a) 3,140 21,352
Texas Roadhouse, Inc., Class A 2,041 338,724
Travel + Leisure Co. 12,403 544,864
United Parks & Resorts, Inc.*(a) 3,454 150,767
Vail Resorts, Inc.(a) 1,884 262,253
Wendy's Co. (The)(a) 3,140 39,250
Wingstop, Inc.(a) 942 248,584
Wyndham Hotels & Resorts, Inc.(a) 2,826 241,058
Wynn Resorts Ltd.(a) 5,181 416,086
Yum! Brands, Inc. 6,751 1,015,620
35,412,337
Household Durables -
0 .9%
Beazer Homes USA, Inc.*(a) 1,884 36,851
Cavco Industries, Inc.* 314 155,069
Century Communities, Inc. 6,322 344,802
Champion Homes, Inc.*(a) 3,297 285,190
DR Horton, Inc.(a) 8,792 1,110,781
Dream Finders Homes, Inc., Class
A*(a) 1,099 24,903
Ethan Allen Interiors, Inc. 3,950 112,298
Garmin Ltd. 3,611 674,788
Green Brick Partners, Inc.* 6,908 407,503
Helen of Troy Ltd.* 2,983 83,106
Hovnanian Enterprises, Inc., Class A* 157 15,198
Installed Building Products, Inc.(a) 632 104,805
KB Home 14,287 771,927
La-Z-Boy, Inc.(a) 6,751 266,664
Leggett & Platt, Inc.(a) 15,229 146,503
Lennar Corp., Class A 7,065 767,330
Lennar Corp., Class B(a) 474 48,997
LGI Homes, Inc.*(a) 4,082 222,918
M/I Homes, Inc.* 6,123 653,202
Meritage Homes Corp. 14,540 990,756
Mohawk Industries, Inc.* 9,891 1,051,908
Newell Brands, Inc.(a) 76,302 364,724
NVR, Inc.* 70 498,802
PulteGroup, Inc. 6,594 676,413
Somnigroup International, Inc.(a) 8,635 527,253
Sonos, Inc.* 785 7,230
Taylor Morrison Home Corp., Class
A* 21,038 1,206,529
Toll Brothers, Inc. 3,454 348,405
TopBuild Corp.*(a) 942 278,606
Tri Pointe Homes, Inc.* 20,410 627,607
Whirlpool Corp.(a) 10,833 826,341
13,637,409
Household Products -
0 .8%
Central Garden & Pet Co.*(a) 1,422 47,722
Central Garden & Pet Co., Class
A*(a) 8,792 259,979
Church & Dwight Co., Inc. 5,966 592,662
Clorox Co. (The) 2,669 379,799
Investments Shares Value
Household Products
(continued)
Colgate-Palmolive Co. 17,741 $ 1,635,543
Energizer Holdings, Inc. 9,577 258,962
Kimberly-Clark Corp. 6,751 889,647
Procter & Gamble Co. (The) 53,066 8,626,940
Reynolds Consumer Products, Inc.(a) 3,611 83,053
Spectrum Brands Holdings, Inc.(a) 2,355 148,601
WD-40 Co.(a) 314 71,705
12,994,613
Independent Power and Renewable Electricity Producers
-
0 .1%
AES Corp. (The) 27,632 276,320
Clearway Energy, Inc., Class A 157 4,294
Clearway Energy, Inc., Class C(a) 6,280 184,255
Montauk Renewables, Inc.* 17,741 37,256
Ormat Technologies, Inc.(a) 2,041 148,176
Talen Energy Corp.*(a) 1,884 405,211
Vistra Corp. 7,379 956,540
2,012,052
Industrial Conglomerates -
0 .4%
3M Co. 14,444 2,006,416
Honeywell International, Inc. 17,584 3,701,432
5,707,848
Industrial REITs -
0 .3%
Americold Realty Trust, Inc., REIT 7,065 136,637
EastGroup Properties, Inc., REIT 2,512 410,511
First Industrial Realty Trust, Inc.,
REIT 6,123 291,332
Innovative Industrial Properties, Inc.,
REIT 1,727 93,794
Lineage, Inc., REIT 3,297 159,014
LXP Industrial Trust, REIT(a) 3,611 28,491
Plymouth Industrial REIT, Inc.,
REIT(a) 7,536 112,060
Prologis, Inc., REIT 20,096 2,053,811
Rexford Industrial Realty, Inc.,
REIT(a) 9,734 322,196
STAG Industrial, Inc., REIT(a) 10,205 337,071
Terreno Realty Corp., REIT(a) 5,338 300,690
4,245,607
Insurance -
3 .2%
Aflac, Inc. 14,601 1,586,837
Allstate Corp. (The) 6,908 1,370,478
American Financial Group, Inc. 13,502 1,710,163
American International Group, Inc. 17,898 1,459,045
AMERISAFE, Inc. 316 14,691
Aon plc, Class A(a) 4,740 1,681,705
Arch Capital Group Ltd. 10,833 982,337
Arthur J Gallagher & Co. 5,495 1,762,192
Assurant, Inc. 10,519 2,027,432
Assured Guaranty Ltd. 3,140 275,472
Axis Capital Holdings Ltd. 14,220 1,369,670
Baldwin Insurance Group, Inc. (The),
Class A*(a) 628 26,137

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 86
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Brighthouse Financial, Inc.* 13,188 $ 767,805
Brown & Brown, Inc. 5,057 559,304
Chubb Ltd. 10,676 3,054,190
Cincinnati Financial Corp. 3,297 458,975
CNO Financial Group, Inc. 22,922 869,661
Employers Holdings, Inc. 2,983 144,944
Enstar Group Ltd.*(a) 2,512 840,038
Erie Indemnity Co., Class A(a) 471 168,910
Everest Group Ltd. 948 340,171
F&G Annuities & Life, Inc.(a) 1,256 43,721
Fidelity National Financial, Inc. 8,478 543,016
First American Financial Corp. 19,909 1,210,666
Genworth Financial, Inc., Class A*(a) 69,394 476,043
Globe Life, Inc. 16,956 2,091,353
Goosehead Insurance, Inc., Class A 1,884 183,144
Hamilton Insurance Group Ltd.,
Class B* 3,454 63,899
Hanover Insurance Group, Inc. (The) 6,437 1,069,186
Hartford Insurance Group, Inc. (The) 8,635 1,059,256
Horace Mann Educators Corp. 5,809 241,306
Kemper Corp. 11,147 659,011
Kinsale Capital Group, Inc.(a) 785 341,679
Lemonade, Inc.*(a) 942 27,525
Lincoln National Corp. 31,714 1,010,725
Loews Corp. 6,123 531,660
Markel Group, Inc.* 396 720,166
Marsh & McLennan Cos., Inc. 11,304 2,548,713
Mercury General Corp. 6,751 374,140
MetLife, Inc. 17,113 1,289,807
Old Republic International Corp. 48,513 1,824,089
Oscar Health, Inc., Class A*(a) 6,908 89,873
Palomar Holdings, Inc.* 314 45,536
Primerica, Inc. 1,256 329,160
Principal Financial Group, Inc. 6,908 512,228
Progressive Corp. (The) 15,857 4,467,551
Prudential Financial, Inc. 10,428 1,071,060
Reinsurance Group of America, Inc.
(a) 1,413 264,669
RenaissanceRe Holdings Ltd.(a) 1,727 417,813
RLI Corp.(a) 2,512 185,913
Ryan Specialty Holdings, Inc., Class
A(a) 3,140 205,701
Safety Insurance Group, Inc.(a) 1,570 120,105
Selective Insurance Group, Inc. 3,297 287,597
SiriusPoint Ltd.* 12,798 215,006
Stewart Information Services Corp. 2,512 164,486
Travelers Cos., Inc. (The) 6,594 1,741,673
Trupanion, Inc.*(a) 471 17,239
Unum Group(a) 5,338 414,549
W R Berkley Corp. 6,401 458,888
White Mountains Insurance Group
Ltd.(a) 471 832,469
Willis Towers Watson plc 2,528 778,118
50,398,896
Investments Shares Value
Interactive Media & Services -
4 .4%
Alphabet, Inc., Class A 131,095 $ 20,817,886
Alphabet, Inc., Class C 114,767 18,464,863
Cargurus, Inc., Class A* 3,611 100,963
Cars.com, Inc.* 9,263 107,821
IAC, Inc.*(a) 16,171 565,015
Match Group, Inc. 10,833 321,307
Meta Platforms, Inc., Class A 48,984 26,892,216
Pinterest, Inc., Class A* 15,229 385,598
Reddit, Inc., Class A* 2,198 256,221
Rumble, Inc.*(a) 2,669 20,605
Snap, Inc., Class A*(a) 26,376 209,953
Taboola.com Ltd.* 35,168 103,746
Vimeo, Inc.*(a) 22,765 114,736
Webtoon Entertainment, Inc.*(a) 2,669 24,021
Yelp, Inc., Class A* 4,239 148,704
Ziff Davis, Inc.* 7,065 208,629
ZoomInfo Technologies, Inc., Class
A* 59,974 513,377
69,255,661
IT Services -
1 .1%
Accenture plc, Class A 14,130 4,226,989
Akamai Technologies, Inc.* 3,160 254,633
Applied Digital Corp.*(a) 3,611 16,394
ASGN, Inc.*(a) 2,826 142,374
Cloudflare, Inc., Class A* 7,693 929,161
Cognizant Technology Solutions
Corp., Class A 12,403 912,489
Couchbase, Inc.*(a) 1,099 19,386
DigitalOcean Holdings, Inc.*(a) 1,727 53,364
DXC Technology Co.* 29,202 453,215
EPAM Systems, Inc.* 2,512 394,158
Fastly, Inc., Class A* 8,164 46,943
Gartner, Inc.* 1,884 793,315
GoDaddy, Inc., Class A* 3,477 654,823
International Business Machines
Corp. 25,434 6,150,450
Kyndryl Holdings, Inc.* 12,089 391,925
MongoDB, Inc.* 1,256 216,246
Okta, Inc.*(a) 3,611 405,010
Snowflake, Inc., Class A* 6,594 1,051,677
Twilio, Inc., Class A* 4,082 394,770
VeriSign, Inc.* 2,041 575,807
18,083,129
Leisure Products -
0 .2%
Acushnet Holdings Corp.(a) 948 62,777
Brunswick Corp. 4,332 199,489
Hasbro, Inc. 3,925 242,957
Malibu Boats, Inc., Class A*(a) 3,611 103,130
Mattel, Inc.* 62,172 987,913
Peloton Interactive, Inc., Class A*(a) 73,476 506,250
Polaris, Inc.(a) 8,478 287,913
Sturm Ruger & Co., Inc.(a) 3,140 127,672
Topgolf Callaway Brands Corp.*(a) 19,311 127,646
YETI Holdings, Inc.*(a) 4,710 134,470
2,780,217

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
87 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Life Sciences Tools & Services -
0 .8%
10X Genomics, Inc., Class A* 12,089 $ 99,976
Adaptive Biotechnologies Corp.* 8,792 64,709
Agilent Technologies, Inc. 5,966 641,942
Avantor, Inc.*(a) 16,328 212,101
Azenta, Inc.*(a) 3,140 82,708
BioLife Solutions, Inc.* 5,181 124,914
Bio-Rad Laboratories, Inc., Class A* 1,099 268,244
Bio-Techne Corp. 2,826 142,289
Bruker Corp. 5,823 233,269
Charles River Laboratories
International, Inc.* 2,669 316,597
Cytek Biosciences, Inc.* 13,188 48,927
Danaher Corp. 14,758 2,941,712
Illumina, Inc.* 2,826 219,298
IQVIA Holdings, Inc.* 3,611 559,958
Maravai LifeSciences Holdings, Inc.,
Class A*(a) 12,089 24,420
Medpace Holdings, Inc.*(a) 785 242,086
Mesa Laboratories, Inc.(a) 942 108,565
Mettler-Toledo International, Inc.* 474 507,450
OmniAb, Inc.*‡(a) 562 —
Pacific Biosciences of California,
Inc.*(a) 54,479 60,472
Repligen Corp.* 1,570 216,644
Revvity, Inc. 2,041 190,691
Sotera Health Co.*(a) 9,263 106,524
Standard BioTools, Inc.*(a) 33,755 37,468
Tempus AI, Inc., Class A*(a) 2,198 113,571
Thermo Fisher Scientific, Inc. 8,478 3,637,062
Waters Corp.*(a) 1,570 545,936
West Pharmaceutical Services, Inc.
(a) 1,884 398,070
12,145,603
Machinery -
2 .0%
AGCO Corp.(a) 11,932 1,012,192
Alamo Group, Inc. 316 52,766
Albany International Corp., Class A 1,739 114,357
Allison Transmission Holdings, Inc. 4,553 419,969
Astec Industries, Inc. 157 5,688
Blue Bird Corp.*(a) 3,611 125,916
Caterpillar, Inc. 13,502 4,175,764
Chart Industries, Inc.*(a) 7,850 1,059,593
CNH Industrial NV(a) 17,270 199,814
Columbus McKinnon Corp.(a) 2,672 39,679
Crane Co. 1,413 227,465
Cummins, Inc. 3,322 976,136
Deere & Co. 6,908 3,202,272
Donaldson Co., Inc.(a) 5,809 381,826
Dover Corp. 3,160 539,254
Energy Recovery, Inc.* 1,099 16,980
Enerpac Tool Group Corp., Class A 4,424 178,597
Enpro, Inc. 1,106 165,236
Esab Corp.(a) 3,140 377,177
ESCO Technologies, Inc. 471 73,688
Investments Shares Value
Machinery
(continued)
Federal Signal Corp.(a) 1,580 $ 128,659
Flowserve Corp.(a) 6,320 285,854
Fortive Corp. 6,751 470,477
Franklin Electric Co., Inc. 1,099 93,371
Gates Industrial Corp. plc* 31,557 597,058
Gorman-Rupp Co. (The) 471 16,890
Graco, Inc. 4,766 388,953
Greenbrier Cos., Inc. (The)(a) 6,280 266,398
Hillenbrand, Inc. 15,543 314,435
Hyster-Yale, Inc.(a) 1,884 72,402
IDEX Corp. 1,884 327,759
Illinois Tool Works, Inc.(a) 6,594 1,581,966
Ingersoll Rand, Inc.(a) 8,321 627,653
ITT, Inc. 4,108 562,878
JBT Marel Corp.(a) 1,256 132,207
Kadant, Inc. 316 93,220
Kennametal, Inc. 2,826 55,050
Lincoln Electric Holdings, Inc. 1,884 331,961
Lindsay Corp. 316 40,783
Middleby Corp. (The)*(a) 9,734 1,298,029
Miller Industries, Inc. 628 25,629
Mueller Industries, Inc. 5,652 415,761
Mueller Water Products, Inc., Class
A(a) 4,582 120,232
Nordson Corp. 949 179,902
Oshkosh Corp. 12,170 1,019,359
Otis Worldwide Corp. 9,324 897,621
PACCAR, Inc. 13,973 1,260,504
Parker-Hannifin Corp. 2,983 1,804,894
Pentair plc 4,239 384,604
Proto Labs, Inc.* 942 33,121
RBC Bearings, Inc.*(a) 1,099 361,098
REV Group, Inc. 5,181 169,419
Snap-on, Inc. 1,422 446,238
SPX Technologies, Inc.* 1,264 169,566
Standex International Corp. 158 22,344
Stanley Black & Decker, Inc. 2,826 169,616
Symbotic, Inc., Class A*(a) 1,570 33,881
Tennant Co. 1,413 101,962
Terex Corp. 11,854 417,261
Timken Co. (The)(a) 11,932 766,631
Toro Co. (The) 3,925 267,999
Trinity Industries, Inc. 2,528 63,453
Wabash National Corp. 5,338 36,886
Watts Water Technologies, Inc.,
Class A(a) 790 164,122
Westinghouse Air Brake
Technologies Corp. 4,266 788,101
Worthington Enterprises, Inc.(a) 3,611 182,825
Xylem, Inc. 5,809 700,391
32,033,792
Marine Transportation -
0 .1%
Genco Shipping & Trading Ltd.(a) 2,983 38,660
Kirby Corp.*(a) 3,140 302,602

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 88
Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation
(continued)
Matson, Inc.(a) 6,280 $ 685,085
1,026,347
Media -
1 .0%
Altice USA, Inc., Class A*(a) 51,653 128,099
Cable One, Inc.(a) 628 167,846
Charter Communications, Inc., Class
A* 2,983 1,168,918
Clear Channel Outdoor Holdings,
Inc.*(a) 63,114 62,117
Comcast Corp., Class A 107,231 3,667,300
EchoStar Corp., Class A*(a) 21,980 494,110
Emerald Holding, Inc. 3,454 13,574
Fox Corp., Class A 5,024 250,145
Fox Corp., Class B 1,727 79,856
Gannett Co., Inc.*(a) 4,239 13,565
Gray Media, Inc.(a) 35,639 119,391
Ibotta, Inc., Class A*(a) 471 22,985
Integral Ad Science Holding Corp.*(a) 6,123 43,290
Interpublic Group of Cos., Inc. (The) 71,278 1,790,503
Liberty Broadband Corp., Class A* 4,553 405,445
Liberty Broadband Corp., Class C* 22,294 2,015,155
National CineMedia, Inc. 3,611 20,691
New York Times Co. (The), Class A 8,007 416,844
News Corp., Class A 8,216 222,818
News Corp., Class B 2,686 84,394
Nexstar Media Group, Inc., Class A 6,123 916,368
Omnicom Group, Inc.(a) 5,690 433,350
Paramount Global, Class A 1,256 28,461
Paramount Global, Class B 100,951 1,185,165
PubMatic, Inc., Class A* 5,181 50,618
Scholastic Corp.(a) 5,185 93,485
Sinclair, Inc. 1,884 27,130
Sirius XM Holdings, Inc.(a) 49,990 1,070,786
Stagwell, Inc., Class A*(a) 5,024 28,034
TEGNA, Inc.(a) 36,738 596,258
Trade Desk, Inc. (The), Class A* 9,420 505,195
16,121,896
Metals & Mining -
0 .7%
Alcoa Corp. 11,775 288,841
Alpha Metallurgical Resources,
Inc.*(a) 2,198 266,727
ATI, Inc.* 6,751 367,119
Carpenter Technology Corp. 2,512 491,372
Century Aluminum Co.* 6,751 110,784
Cleveland-Cliffs, Inc.*(a) 88,179 726,595
Coeur Mining, Inc.*(a) 30,615 169,913
Commercial Metals Co. 23,550 1,048,917
Freeport-McMoRan, Inc. 33,284 1,199,223
Hecla Mining Co.(a) 12,326 70,505
Kaiser Aluminum Corp. 1,727 111,322
Materion Corp. 474 39,347
Metallus, Inc.*(a) 7,429 93,977
MP Materials Corp.*(a) 3,925 96,006
Investments Shares Value
Metals & Mining
(continued)
Newmont Corp. 31,243 $ 1,645,881
Nucor Corp. 7,065 843,349
Reliance, Inc.(a) 1,727 497,773
Royal Gold, Inc.(a) 2,512 458,968
Ryerson Holding Corp.(a) 4,553 106,449
Southern Copper Corp.(a) 1,469 131,505
Steel Dynamics, Inc. 4,553 590,570
SunCoke Energy, Inc. 8,635 78,233
United States Steel Corp.(a) 40,820 1,784,242
Warrior Met Coal, Inc. 8,321 397,910
Worthington Steel, Inc. 3,611 92,658
11,708,186
Mortgage Real Estate Investment Trusts (REITs) -
0 .5%
AGNC Investment Corp.(a) 171,601 1,515,237
Annaly Capital Management, Inc.(a) 111,156 2,178,658
Apollo Commercial Real Estate
Finance, Inc.(a) 14,915 139,753
Arbor Realty Trust, Inc.(a) 25,434 293,254
ARMOUR Residential REIT, Inc.(a) 9,106 149,976
Blackstone Mortgage Trust, Inc.,
Class A(a) 2,041 38,881
BrightSpire Capital, Inc., Class A(a) 10,362 51,914
Chimera Investment Corp.(a) 19,625 242,172
Ellington Financial, Inc.(a) 24,335 317,085
Franklin BSP Realty Trust, Inc.(a) 20,567 234,052
KKR Real Estate Finance Trust, Inc. 15,386 142,320
Ladder Capital Corp. 28,574 298,312
MFA Financial, Inc. 10,990 107,922
Orchid Island Capital, Inc.(a) 14,444 103,275
PennyMac Mortgage Investment
Trust(a) 17,427 223,763
Ready Capital Corp.(a) 16,171 71,961
Redwood Trust, Inc.(a) 19,939 123,821
Rithm Capital Corp. 99,381 1,111,079
Starwood Property Trust, Inc.(a) 56,520 1,084,619
TPG RE Finance Trust, Inc.(a) 10,990 83,964
Two Harbors Investment Corp.(a) 12,403 147,224
8,659,242
Multi-Utilities -
0 .7%
Ameren Corp. 8,321 825,776
Avista Corp. 17,427 722,698
Black Hills Corp.(a) 11,932 726,659
CenterPoint Energy, Inc. 16,014 621,023
CMS Energy Corp. 7,850 578,152
Consolidated Edison, Inc. 8,792 991,298
Dominion Energy, Inc. 21,666 1,178,197
DTE Energy Co. 6,437 881,869
NiSource, Inc. 11,243 439,714
Northwestern Energy Group, Inc. 12,717 740,511
Public Service Enterprise Group, Inc. 12,089 966,274
Sempra 16,328 1,212,680
Unitil Corp. 1,884 110,515
WEC Energy Group, Inc.(a) 6,280 687,786
10,683,152

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
89 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Office REITs -
0 .1%
Brandywine Realty Trust, REIT(a) 50,711 $ 200,815
BXP, Inc., REIT 2,983 190,107
COPT Defense Properties, REIT 2,669 69,688
Cousins Properties, Inc., REIT(a) 2,826 77,828
Douglas Emmett, Inc., REIT(a) 12,246 169,362
Easterly Government Properties,
Inc., Class A, REIT(a) 5,464 110,201
Highwoods Properties, Inc., REIT(a) 7,379 209,859
JBG SMITH Properties, REIT(a) 14,758 206,317
Kilroy Realty Corp., REIT(a) 6,280 197,883
Paramount Group, Inc., REIT(a) 33,598 144,135
Piedmont Office Realty Trust, Inc.,
Class A, REIT 34,854 205,987
SL Green Realty Corp., REIT(a) 4,082 214,754
Vornado Realty Trust, REIT(a) 9,734 343,415
2,340,351
Oil, Gas & Consumable Fuels -
3 .5%
Antero Midstream Corp. 18,683 309,204
Antero Resources Corp.* 9,734 339,035
APA Corp.(a) 76,773 1,193,052
BKV Corp.* 2,512 45,542
California Resources Corp. 13,031 449,700
Calumet, Inc.*(a) 10,362 109,837
Cheniere Energy, Inc. 5,338 1,233,665
Chevron Corp.(a) 46,001 6,258,896
Chord Energy Corp. 10,990 991,628
Civitas Resources, Inc.(a) 11,618 316,593
Clean Energy Fuels Corp.* 785 1,138
CNX Resources Corp.*(a) 9,420 277,231
Comstock Resources, Inc.*(a) 11,461 209,392
ConocoPhillips 36,267 3,232,115
Core Natural Resources, Inc.(a) 9,734 702,892
Coterra Energy, Inc. 24,335 597,668
Crescent Energy Co., Class A(a) 28,103 232,693
CVR Energy, Inc. 5,809 109,558
Delek US Holdings, Inc.(a) 16,956 220,767
Devon Energy Corp. 21,038 639,766
Diamondback Energy, Inc. 5,058 667,707
Dorian LPG Ltd.(a) 6,796 145,570
DT Midstream, Inc. 5,181 503,593
EOG Resources, Inc. 15,229 1,680,216
EQT Corp. 12,560 620,966
Expand Energy Corp. 4,553 473,057
Exxon Mobil Corp. 121,047 12,786,195
Green Plains, Inc.*(a) 1,126 4,031
Gulfport Energy Corp.*(a) 1,884 324,990
Hess Corp. 6,437 830,695
HF Sinclair Corp.(a) 34,540 1,038,618
HighPeak Energy, Inc.(a) 5,338 42,757
International Seaways, Inc.(a) 8,635 293,245
Kinder Morgan, Inc. 51,182 1,346,087
Kosmos Energy Ltd.*(a) 55,572 85,581
Magnolia Oil & Gas Corp., Class A(a) 29,673 609,187
Marathon Petroleum Corp. 9,577 1,315,976
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Matador Resources Co.(a) 20,881 $ 825,635
Murphy Oil Corp.(a) 25,748 528,606
New Fortress Energy, Inc.(a) 14,758 80,136
NextDecade Corp.* 14,305 107,001
Northern Oil & Gas, Inc.(a) 16,014 389,140
Occidental Petroleum Corp. 20,724 816,733
ONEOK, Inc. 16,171 1,328,609
Ovintiv, Inc. 49,939 1,676,952
Par Pacific Holdings, Inc.*(a) 4,710 67,447
PBF Energy, Inc., Class A(a) 16,820 288,968
Peabody Energy Corp.(a) 20,392 251,637
Permian Resources Corp.(a) 129,525 1,528,395
Phillips 66(a) 11,932 1,241,644
Range Resources Corp. 7,693 261,023
Sitio Royalties Corp., Class A(a) 7,693 130,473
SM Energy Co. 19,311 440,098
Talos Energy, Inc.* 11,618 79,932
Targa Resources Corp. 5,338 912,264
Texas Pacific Land Corp.(a) 474 610,924
Uranium Energy Corp.*(a) 13,678 71,809
Valero Energy Corp. 9,263 1,075,342
Vital Energy, Inc.*(a) 8,478 120,218
Vitesse Energy, Inc.(a) 1,256 25,685
Williams Cos., Inc. (The) 28,574 1,673,579
World Kinect Corp. 10,205 256,043
55,027,136
Paper & Forest Products -
0 .0% (d)
Louisiana-Pacific Corp. 3,611 311,666
Sylvamo Corp. 5,652 336,972
648,638
Passenger Airlines -
0 .3%
Alaska Air Group, Inc.*(a) 25,277 1,119,013
Allegiant Travel Co.(a) 628 29,472
American Airlines Group, Inc.*(a) 120,262 1,196,607
Delta Air Lines, Inc. 16,328 679,734
Frontier Group Holdings, Inc.*(a) 17,741 52,868
JetBlue Airways Corp.*(a) 46,786 203,987
Joby Aviation, Inc.*(a) 22,294 140,452
SkyWest, Inc.* 6,594 587,987
Southwest Airlines Co.(a) 10,519 294,111
Sun Country Airlines Holdings, Inc.* 6,751 66,160
United Airlines Holdings, Inc.* 8,007 551,042
Wheels Up Experience, Inc.*(a) 13,659 15,708
4,937,141
Personal Care Products -
0 .2%
BellRing Brands, Inc.* 4,424 341,267
Coty, Inc., Class A* 89,333 451,132
Edgewell Personal Care Co.(a) 10,688 326,518
elf Beauty, Inc.*(a) 1,570 97,136
Estee Lauder Cos., Inc. (The), Class
A 3,768 225,929
Herbalife Ltd.* 28,731 206,863
Interparfums, Inc.(a) 474 51,761

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 90
Investments Shares Value
COMMON STOCKS (continued)
Personal Care Products
(continued)
Kenvue, Inc.(a) 42,861 $ 1,011,520
2,712,126
Pharmaceuticals -
2 .9%
Amneal Pharmaceuticals, Inc.* 8,949 68,549
Amphastar Pharmaceuticals, Inc.*(a) 3,617 88,291
ANI Pharmaceuticals, Inc.* 1,100 77,902
Avadel Pharmaceuticals plc, ADR*(a) 6,751 60,016
Axsome Therapeutics, Inc.*(a) 1,737 195,048
Bristol-Myers Squibb Co. 46,001 2,309,250
Collegium Pharmaceutical, Inc.*(a) 7,850 211,911
Corcept Therapeutics, Inc.*(a) 3,847 276,522
Elanco Animal Health, Inc.*(a) 93,729 888,551
Eli Lilly & Co. 17,898 16,089,407
Evolus, Inc.*(a) 1,738 19,813
EyePoint Pharmaceuticals, Inc.*(a) 14,601 99,579
Harmony Biosciences Holdings, Inc.* 2,512 74,029
Innoviva, Inc.*(a) 7,222 134,979
Jazz Pharmaceuticals plc*(a) 12,874 1,505,743
Johnson & Johnson 66,254 10,356,163
Ligand Pharmaceuticals, Inc.* 314 34,496
Merck & Co., Inc. 69,394 5,912,369
Nuvation Bio, Inc.*(a) 38,779 87,253
Organon & Co.(a) 51,339 663,813
Pacira BioSciences, Inc.*(a) 10,990 295,631
Perrigo Co. plc(a) 22,765 585,516
Pfizer, Inc.(a) 153,546 3,748,058
Pliant Therapeutics, Inc.*(a) 785 1,248
Prestige Consumer Healthcare,
Inc.*(a) 3,140 255,062
Royalty Pharma plc, Class A 8,007 262,790
Supernus Pharmaceuticals, Inc.* 4,082 132,583
Viatris, Inc. 24,335 204,901
Zoetis, Inc. 10,519 1,645,172
46,284,645
Professional Services -
1 .1%
Alight, Inc., Class A 64,370 328,931
Amentum Holdings, Inc.*(a) 19,311 421,366
Automatic Data Processing, Inc. 9,420 2,831,652
Barrett Business Services, Inc. 3,160 128,170
Booz Allen Hamilton Holding Corp. 2,687 322,494
Broadridge Financial Solutions, Inc. 2,355 570,852
CACI International, Inc., Class A* 1,099 503,199
CBIZ, Inc.*(a) 1,580 107,598
Clarivate plc*(a) 53,380 230,068
Concentrix Corp.(a) 10,519 537,100
CSG Systems International, Inc.(a) 3,925 236,010
Dayforce, Inc.*(a) 5,338 308,910
Dun & Bradstreet Holdings, Inc.(a) 42,861 384,463
Equifax, Inc. 2,983 775,968
ExlService Holdings, Inc.* 5,024 243,564
Exponent, Inc.(a) 1,099 86,469
First Advantage Corp.*(a) 3,937 55,512
FTI Consulting, Inc.* 1,099 182,742
Investments Shares Value
Professional Services
(continued)
Genpact Ltd. 31,714 $ 1,593,946
Heidrick & Struggles International,
Inc.(a) 5,181 202,163
Huron Consulting Group, Inc.* 474 63,890
ICF International, Inc. 474 40,271
Insperity, Inc.(a) 785 51,033
Jacobs Solutions, Inc. 3,297 408,169
KBR, Inc. 4,239 223,862
Kelly Services, Inc., Class A 4,553 52,587
Kforce, Inc. 316 12,071
Korn Ferry 3,611 222,799
Leidos Holdings, Inc. 3,318 488,343
ManpowerGroup, Inc. 7,850 338,099
Maximus, Inc. 3,140 210,254
NV5 Global, Inc.* 4,082 75,721
Parsons Corp.* 2,826 188,946
Paychex, Inc.(a) 7,110 1,046,023
Paycom Software, Inc. 1,570 355,432
Paylocity Holding Corp.* 2,355 452,395
Planet Labs PBC*(a) 11,775 38,740
Robert Half, Inc.(a) 3,160 139,988
Science Applications International
Corp.(a) 2,512 304,027
SS&C Technologies Holdings, Inc. 6,280 474,768
TransUnion 3,297 273,519
TriNet Group, Inc.(a) 1,727 135,276
UL Solutions, Inc., Class A 942 53,873
Upwork, Inc.*(a) 25,905 340,651
Verisk Analytics, Inc. 3,476 1,030,391
Verra Mobility Corp., Class A* 9,009 196,396
WNS Holdings Ltd.*(a) 2,669 161,528
17,430,229
Real Estate Management & Development -
0 .2%
CBRE Group, Inc., Class A* 6,123 748,108
Compass, Inc., Class A* 30,144 232,712
CoStar Group, Inc.* 10,389 770,552
Cushman & Wakefield plc* 33,755 316,284
eXp World Holdings, Inc.(a) 6,908 63,277
Forestar Group, Inc.* 5,652 108,858
Howard Hughes Holdings, Inc.* 1,884 125,343
Jones Lang LaSalle, Inc.* 1,413 321,330
Kennedy-Wilson Holdings, Inc. 15,072 96,461
Newmark Group, Inc., Class A 34,069 374,418
Opendoor Technologies, Inc.*(a) 147,894 112,148
Redfin Corp.*(a) 4,396 41,806
St Joe Co. (The) 3,454 146,173
Zillow Group, Inc., Class A* 2,669 176,101
Zillow Group, Inc., Class C*(a) 4,867 327,695
3,961,266
Residential REITs -
0 .3%
American Homes 4 Rent, Class A,
REIT 8,792 328,733
AvalonBay Communities, Inc.,
REIT(a) 2,983 626,370
Camden Property Trust, REIT 1,727 196,533

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
91 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Residential REITs
(continued)
Centerspace, REIT(a) 1,884 $ 113,718
Elme Communities, REIT 9,734 151,558
Equity LifeStyle Properties, Inc.,
REIT 5,181 335,625
Equity Residential, REIT 8,635 606,695
Essex Property Trust, Inc., REIT 1,256 350,612
Independence Realty Trust, Inc.,
REIT 4,867 94,566
Invitation Homes, Inc., REIT(a) 15,229 520,680
Mid-America Apartment
Communities, Inc., REIT(a) 2,669 426,106
NexPoint Residential Trust, Inc.,
REIT 3,297 122,912
Sun Communities, Inc., REIT 2,041 253,962
UDR, Inc., REIT(a) 6,123 256,431
UMH Properties, Inc., REIT(a) 7,536 133,161
4,517,662
Retail REITs -
0 .4%
Acadia Realty Trust, REIT 8,949 170,926
Agree Realty Corp., REIT(a) 5,338 414,282
Alexander's, Inc., REIT(a) 314 64,810
Brixmor Property Group, Inc., REIT 9,638 240,083
Curbline Properties Corp., REIT(a) 7,850 179,686
Federal Realty Investment Trust,
REIT 3,925 369,028
Getty Realty Corp., REIT(a) 5,495 153,805
Kimco Realty Corp., REIT 18,840 376,423
Kite Realty Group Trust, REIT 12,874 278,722
Macerich Co. (The), REIT 15,386 225,559
NETSTREIT Corp., REIT 9,263 150,709
NNN REIT, Inc., REIT(a) 5,652 232,354
Phillips Edison & Co., Inc., REIT 2,983 103,510
Realty Income Corp., REIT(a) 17,898 1,035,578
Regency Centers Corp., REIT 3,768 271,974
Saul Centers, Inc., REIT 3,297 107,812
Simon Property Group, Inc., REIT 6,908 1,087,181
SITE Centers Corp., REIT(a) 6,170 73,053
Tanger, Inc., REIT(a) 7,065 222,618
Urban Edge Properties, REIT 4,266 77,087
Whitestone REIT, REIT 2,826 36,851
5,872,051
Semiconductors & Semiconductor Equipment -
7 .1%
ACM Research, Inc., Class A* 9,734 189,521
Advanced Micro Devices, Inc.* 35,372 3,443,464
Allegro MicroSystems, Inc.*(a) 9,106 173,651
Alpha & Omega Semiconductor Ltd.* 3,611 67,995
Ambarella, Inc.* 2,198 105,482
Amkor Technology, Inc. 7,222 126,024
Analog Devices, Inc. 11,147 2,172,773
Applied Materials, Inc. 18,212 2,744,731
Astera Labs, Inc.* 471 30,761
Axcelis Technologies, Inc.*(a) 2,832 138,711
Broadcom, Inc. 102,521 19,732,217
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Cirrus Logic, Inc.* 1,570 $ 150,783
Cohu, Inc.* 5,973 95,568
Credo Technology Group Holding
Ltd.* 5,338 229,801
Diodes, Inc.* 157 6,029
Enphase Energy, Inc.* 1,570 70,006
Entegris, Inc.(a) 3,454 273,281
First Solar, Inc.* 1,884 237,045
FormFactor, Inc.* 1,897 53,382
Ichor Holdings Ltd.*(a) 3,297 65,215
Impinj, Inc.*(a) 1,264 116,452
indie Semiconductor, Inc., Class
A*(a) 4,082 8,123
Intel Corp. 100,637 2,022,804
KLA Corp. 2,983 2,096,124
Kulicke & Soffa Industries, Inc.(a) 942 30,361
Lam Research Corp. 29,045 2,081,655
Lattice Semiconductor Corp.*(a) 6,437 314,962
MACOM Technology Solutions
Holdings, Inc.* 1,727 179,176
Marvell Technology, Inc. 19,468 1,136,347
MaxLinear, Inc., Class A*(a) 5,495 54,895
Microchip Technology, Inc.(a) 10,048 463,012
Micron Technology, Inc.(a) 30,458 2,343,743
MKS Instruments, Inc.(a) 2,983 209,228
Monolithic Power Systems, Inc.(a) 1,099 651,817
NVIDIA Corp. 528,933 57,611,383
NXP Semiconductors NV 7,222 1,331,087
ON Semiconductor Corp.* 10,205 405,139
Onto Innovation, Inc.*(a) 2,355 287,239
PDF Solutions, Inc.*(a) 4,712 86,465
Penguin Solutions, Inc.*(a) 9,734 166,159
Photronics, Inc.* 13,589 248,271
Power Integrations, Inc.(a) 1,099 53,983
Qorvo, Inc.* 19,939 1,429,028
QUALCOMM, Inc. 30,301 4,498,486
Rambus, Inc.*(a) 4,396 214,481
Semtech Corp.* 4,867 152,094
Silicon Laboratories, Inc.*(a) 1,727 175,740
SiTime Corp.* 471 69,171
Skyworks Solutions, Inc.(a) 3,611 232,115
SolarEdge Technologies, Inc.* 17,113 209,378
Synaptics, Inc.* 471 26,216
Teradyne, Inc. 3,140 233,019
Texas Instruments, Inc. 19,939 3,191,237
Ultra Clean Holdings, Inc.* 3,768 70,480
Universal Display Corp.(a) 2,213 278,019
Veeco Instruments, Inc.*(a) 1,264 23,637
112,807,966
Software -
8 .1%
ACI Worldwide, Inc.* 2,512 134,040
Adeia, Inc. 10,833 133,354
Adobe, Inc.* 9,734 3,650,055
Agilysys, Inc.* 316 23,495
Alarm.com Holdings, Inc.*(a) 785 42,076

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 92
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Alkami Technology, Inc.*(a) 4,710 $ 125,710
Amplitude, Inc., Class A*(a) 11,461 105,327
ANSYS, Inc.* 2,198 707,492
Appfolio, Inc., Class A* 1,256 259,389
Appian Corp., Class A*(a) 471 14,625
AppLovin Corp., Class A*(a) 5,024 1,353,013
Asana, Inc., Class A* 8,007 129,233
Atlassian Corp., Class A* 3,611 824,427
Aurora Innovation, Inc., Class A*(a) 49,926 361,464
Autodesk, Inc.* 4,710 1,291,718
Bentley Systems, Inc., Class B(a) 1,727 74,244
BILL Holdings, Inc.* 5,181 236,098
Blackbaud, Inc.* 2,528 153,045
BlackLine, Inc.* 942 44,491
Box, Inc., Class A*(a) 4,582 143,050
Braze, Inc., Class A* 4,710 146,622
C3.ai, Inc., Class A*(a) 4,710 103,667
Cadence Design Systems, Inc.* 6,005 1,787,929
CCC Intelligent Solutions Holdings,
Inc.*(a) 11,461 106,129
Cipher Mining, Inc.*(a) 3,611 10,291
Cleanspark, Inc.*(a) 8,949 73,113
Clear Secure, Inc., Class A(a) 785 19,374
Clearwater Analytics Holdings, Inc.,
Class A* 4,239 96,395
Commvault Systems, Inc.* 2,355 393,591
Confluent, Inc., Class A* 9,734 231,767
Core Scientific, Inc.*(a) 17,427 141,159
Crowdstrike Holdings, Inc., Class
A*(a) 5,024 2,154,643
Datadog, Inc., Class A* 6,908 705,721
Docusign, Inc.* 5,652 462,051
Dolby Laboratories, Inc., Class A(a) 2,355 180,840
DoubleVerify Holdings, Inc.* 471 6,245
Dropbox, Inc., Class A*(a) 9,577 273,423
Dynatrace, Inc.* 5,966 280,223
Elastic NV* 3,925 338,335
EverCommerce, Inc.*(a) 7,850 76,616
Fair Isaac Corp.* 532 1,058,510
Fortinet, Inc.* 15,010 1,557,438
Freshworks, Inc., Class A* 8,792 129,858
Gen Digital, Inc. 14,758 381,789
Gitlab, Inc., Class A*(a) 4,867 227,143
Guidewire Software, Inc.*(a) 2,355 482,233
HubSpot, Inc.* 1,256 768,044
Informatica, Inc., Class A* 3,925 73,908
Intapp, Inc.*(a) 632 34,292
InterDigital, Inc.(a) 628 126,228
Intuit, Inc. 6,280 3,940,512
Jamf Holding Corp.*(a) 5,966 69,027
JFrog Ltd.* 5,181 174,962
Klaviyo, Inc., Class A*(a) 3,140 95,582
Life360, Inc.* 471 20,206
LiveRamp Holdings, Inc.* 1,099 28,750
Investments Shares Value
Software
(continued)
Manhattan Associates, Inc.* 1,727 $ 306,353
MARA Holdings, Inc.*(a) 12,089 161,630
Meridianlink, Inc.*(a) 4,553 76,991
Microsoft Corp. 166,420 65,779,169
MicroStrategy, Inc., Class A*(a) 5,338 2,029,027
N-able, Inc.* 4,082 28,819
nCino, Inc.*(a) 942 21,854
NCR Voyix Corp.*(a) 11,147 95,530
Nutanix, Inc., Class A* 6,908 474,580
Oracle Corp. 35,639 5,015,120
Pagaya Technologies Ltd., Class
A*(a) 7,536 82,595
Palantir Technologies, Inc., Class A* 48,042 5,690,095
Palo Alto Networks, Inc.*(a) 14,130 2,641,321
Pegasystems, Inc.(a) 628 57,826
Procore Technologies, Inc.* 2,826 181,118
Progress Software Corp.(a) 628 37,655
PROS Holdings, Inc.* 5,652 96,536
PTC, Inc.* 2,355 364,954
Q2 Holdings, Inc.* 3,454 273,730
Qualys, Inc.* 1,264 158,897
Rapid7, Inc.* 5,024 118,667
RingCentral, Inc., Class A* 14,444 368,322
Riot Platforms, Inc.*(a) 61,230 443,305
Roper Technologies, Inc. 2,355 1,318,988
Rubrik, Inc., Class A* 2,198 155,025
Salesforce, Inc. 20,724 5,568,746
Samsara, Inc., Class A* 13,188 523,036
SentinelOne, Inc., Class A*(a) 12,403 229,456
ServiceNow, Inc.* 4,553 4,348,161
SoundHound AI, Inc., Class A*(a) 4,553 42,297
Sprinklr, Inc., Class A* 8,635 66,403
Sprout Social, Inc., Class A* 3,454 72,223
SPS Commerce, Inc.* 1,099 157,718
Synopsys, Inc.*(a) 3,297 1,513,356
Tenable Holdings, Inc.* 2,355 71,992
Teradata Corp.*(a) 6,280 135,020
Terawulf, Inc.*(a) 2,512 6,983
Tyler Technologies, Inc.*(a) 1,099 597,087
UiPath, Inc., Class A* 14,130 168,712
Unity Software, Inc.*(a) 15,386 324,183
Varonis Systems, Inc.* 4,082 174,873
Verint Systems, Inc.* 12,089 213,250
Workday, Inc., Class A* 5,024 1,230,880
Workiva, Inc., Class A* 2,355 177,261
Zeta Global Holdings Corp., Class
A*(a) 2,669 34,857
Zoom Communications, Inc., Class
A* 5,338 413,909
Zscaler, Inc.* 2,512 568,139
129,179,611
Specialized REITs -
0 .7%
American Tower Corp., REIT 10,048 2,264,920
Crown Castle, Inc., REIT 8,949 946,446
CubeSmart, REIT 7,222 293,719

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
93 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Specialized REITs
(continued)
Digital Realty Trust, Inc., REIT 6,908 $ 1,109,010
EPR Properties, REIT(a) 4,583 226,813
Equinix, Inc., REIT 2,054 1,767,980
Extra Space Storage, Inc., REIT 4,867 713,113
Four Corners Property Trust, Inc.,
REIT(a) 5,024 140,421
Gaming and Leisure Properties, Inc.,
REIT(a) 6,005 287,399
Iron Mountain, Inc., REIT 6,163 552,636
Lamar Advertising Co., Class A,
REIT(a) 2,983 339,495
National Storage Affiliates Trust,
REIT 4,553 169,372
Outfront Media, Inc., REIT(a) 767 11,605
PotlatchDeltic Corp., REIT 3,768 144,654
Public Storage, REIT 3,319 997,127
Rayonier, Inc., REIT 2,029 49,629
SBA Communications Corp., REIT 2,041 496,779
Uniti Group, Inc., REIT 42,704 210,104
VICI Properties, Inc., Class A,
REIT(a) 26,062 834,505
Weyerhaeuser Co., REIT 13,816 357,973
11,913,700
Specialty Retail -
2 .3%
Abercrombie & Fitch Co., Class A* 2,512 174,383
Academy Sports & Outdoors, Inc.(a) 15,386 579,745
Advance Auto Parts, Inc.(a) 13,188 431,511
American Eagle Outfitters, Inc.(a) 37,523 395,117
Arko Corp.(a) 6,452 25,969
Asbury Automotive Group, Inc.*(a) 4,108 896,119
AutoNation, Inc.* 5,809 1,011,637
AutoZone, Inc.* 393 1,478,702
Bath & Body Works, Inc. 40,192 1,226,258
Best Buy Co., Inc. 5,966 397,873
Boot Barn Holdings, Inc.*(a) 1,256 131,051
Buckle, Inc. (The)(a) 6,004 208,699
Burlington Stores, Inc.* 1,256 282,650
Caleres, Inc. 2,826 43,068
CarMax, Inc.*(a) 3,768 243,677
Carvana Co.* 2,983 728,896
Chewy, Inc., Class A* 5,966 223,725
Dick's Sporting Goods, Inc. 1,884 353,702
EVgo, Inc., Class A*(a) 5,495 15,166
Five Below, Inc.* 1,256 95,318
Floor & Decor Holdings, Inc., Class
A*(a) 2,826 201,890
Foot Locker, Inc.*(a) 10,990 134,847
GameStop Corp., Class A*(a) 15,857 441,776
Gap, Inc. (The)(a) 43,489 952,409
Group 1 Automotive, Inc.(a) 2,826 1,140,658
Guess?, Inc.(a) 2,041 22,961
Home Depot, Inc. (The) 22,451 8,093,361
Lithia Motors, Inc., Class A 5,495 1,608,716
Lowe's Cos., Inc. 15,857 3,544,991
Investments Shares Value
Specialty Retail
(continued)
MarineMax, Inc.*(a) 4,396 $ 94,338
Murphy USA, Inc.(a) 785 391,378
National Vision Holdings, Inc.* 11,461 141,543
O'Reilly Automotive, Inc.* 1,256 1,777,491
Penske Automotive Group, Inc.(a) 3,297 513,244
Petco Health & Wellness Co., Inc.,
Class A*(a) 15,386 45,389
RH*(a) 628 115,571
Ross Stores, Inc. 7,426 1,032,214
Sally Beauty Holdings, Inc.* 10,833 88,181
Shoe Carnival, Inc.(a) 5,338 92,775
Signet Jewelers Ltd.(a) 7,744 459,219
Sonic Automotive, Inc., Class A(a) 4,082 247,859
TJX Cos., Inc. (The) 25,905 3,333,455
Tractor Supply Co.(a) 12,640 639,837
Ulta Beauty, Inc.* 1,106 437,578
Upbound Group, Inc. 9,420 187,458
Urban Outfitters, Inc.* 9,577 505,474
Valvoline, Inc.*(a) 7,112 243,657
Victoria's Secret & Co.*(a) 8,321 156,435
Warby Parker, Inc., Class A* 7,222 119,235
Wayfair, Inc., Class A*(a) 4,710 142,054
Williams-Sonoma, Inc. 2,826 436,532
36,285,792
Technology Hardware, Storage & Peripherals -
4 .8%
Apple, Inc. 335,666 71,329,025
Corsair Gaming, Inc.*(a) 12,246 86,702
Dell Technologies, Inc., Class C 7,693 705,910
Diebold Nixdorf, Inc.*(a) 4,082 180,955
Hewlett Packard Enterprise Co. 37,262 604,390
HP, Inc.(a) 25,591 654,362
IonQ, Inc.*(a) 10,676 293,163
NetApp, Inc.(a) 5,338 479,085
Pure Storage, Inc., Class A* 8,007 363,197
Seagate Technology Holdings plc 5,338 485,918
Super Micro Computer, Inc.*(a) 11,932 380,154
Western Digital Corp.* 8,478 371,845
Xerox Holdings Corp.(a) 9,106 40,157
75,974,863
Textiles, Apparel & Luxury Goods -
0 .7%
Capri Holdings Ltd.* 27,475 413,224
Carter's, Inc.(a) 5,181 171,232
Columbia Sportswear Co.(a) 1,570 97,607
Crocs, Inc.*(a) 11,537 1,112,397
Deckers Outdoor Corp.* 3,570 395,663
Figs, Inc., Class A*(a) 15,386 62,006
G-III Apparel Group Ltd.*(a) 10,833 273,208
Hanesbrands, Inc.* 28,103 128,993
Kontoor Brands, Inc. 3,611 217,202
Levi Strauss & Co., Class A 19,154 306,656
Lululemon Athletica, Inc.* 2,214 599,485
NIKE, Inc., Class B(a) 30,929 1,744,396
Oxford Industries, Inc.(a) 1,727 83,932
PVH Corp.(a) 11,932 823,069
Ralph Lauren Corp. 2,041 459,123

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 94
Investments Shares Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods
(continued)
Skechers USA, Inc., Class A* 24,370 $ 1,170,247
Steven Madden Ltd. 3,140 65,940
Tapestry, Inc. 41,605 2,939,393
Under Armour, Inc., Class A*(a) 23,550 134,706
Under Armour, Inc., Class C*(a) 43,332 235,726
VF Corp.(a) 18,840 223,819
11,658,024
Tobacco -
0 .7%
Altria Group, Inc. 47,728 2,823,111
Philip Morris International, Inc. 43,175 7,398,468
Universal Corp. 4,553 265,304
10,486,883
Trading Companies & Distributors -
0 .7%
Air Lease Corp., Class A 18,840 880,958
Applied Industrial Technologies, Inc. 2,041 496,534
BlueLinx Holdings, Inc.* 1,267 82,532
Boise Cascade Co. 7,427 692,791
Core & Main, Inc., Class A*(a) 5,652 297,747
DNOW, Inc.*(a) 16,014 254,142
DXP Enterprises, Inc.* 1,413 124,994
Fastenal Co.(a) 12,008 972,288
Ferguson Enterprises, Inc. 3,925 665,916
FTAI Aviation Ltd.(a) 2,983 319,509
GATX Corp.(a) 2,041 297,904
Global Industrial Co.(a) 314 8,064
GMS, Inc.* 8,478 621,098
H&E Equipment Services, Inc. 6,123 549,907
Herc Holdings, Inc.(a) 5,181 567,009
McGrath RentCorp 1,727 184,219
MRC Global, Inc.*(a) 15,857 184,734
MSC Industrial Direct Co., Inc., Class
A 2,669 204,125
QXO, Inc.(a) 14,287 190,589
Rush Enterprises, Inc., Class A(a) 4,396 224,152
Rush Enterprises, Inc., Class B 714 41,298
SiteOne Landscape Supply, Inc.* 1,583 181,744
United Rentals, Inc. 1,570 991,376
Watsco, Inc.(a) 632 290,619
WESCO International, Inc. 9,006 1,467,618
WW Grainger, Inc. 948 971,046
Xometry, Inc., Class A*(a) 1,256 32,204
11,795,117
Water Utilities -
0 .1%
American States Water Co. 2,826 229,217
American Water Works Co., Inc. 3,768 553,934
California Water Service Group 4,239 214,705
Essential Utilities, Inc.(a) 12,874 529,508
Middlesex Water Co.(a) 2,198 138,738
SJW Group 314 17,816
1,683,918
Investments Shares Value
Wireless Telecommunication Services -
0 .2%
Gogo, Inc.*(a) 47 $ 356
Telephone and Data Systems, Inc. 20,096 753,399
T-Mobile US, Inc. 13,031 3,218,005
3,971,760
Total Common Stocks
(Cost $867,880,399) 1,578,230,088
Number of
Warrants
WARRANTS - 0 .0% (d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring
8/3/2027, price 22.00 (Cost
$21,117)* 4,266 80,030
Number
of Rights
RIGHTS - 0 .0%
Health Care Equipment & Supplies - 0.0%
ABIOMED, Inc., CVR*‡ 1,110 —
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc.,
CVR*‡ 6,734 —
Total Rights
(Cost $1,132) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 10 .9% (e)
CERTIFICATES OF DEPOSIT - 2 .7%
Barclays Bank plc, New York
(SOFR + 0.22%), 4.58%,
7/30/2025(f) $ 1,000,000 1,000,279
(SOFR + 0.35%), 4.71%,
10/15/2025(f) 4,000,000 3,999,988
BNP Paribas, New York
(SOFR + 0.24%), 4.60%,
12/1/2025(f) 3,000,000 2,998,764
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.60%,
12/17/2025(f) 3,000,000 2,998,098
Cooperatieve Rabobank UA, London
4.71%, 7/3/2025 2,000,000 2,000,600
Credit Agricole CIB, New York
(SOFR + 0.21%), 4.57%,
5/1/2025(f) 2,000,000 2,000,000
(SOFR + 0.31%), 4.67%,
10/31/2025(f) 2,000,000 2,000,378
Credit Industriel et Commercial, New
York
(SOFR + 0.20%), 4.56%,
8/7/2025(f) 1,000,000 999,725

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
95 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
(SOFR + 0.28%), 4.64%,
10/28/2025(f) $ 2,000,000 $ 1,999,502
Mitsubishi UFJ Trust & Banking
Corp., New York
(SOFR + 0.23%), 4.59%,
8/8/2025(f) 2,500,000 2,501,790
Mizuho Bank Ltd., New York
(SOFR + 0.20%), 4.66%,
8/19/2025(f) 1,000,000 999,754
MUFG Bank Ltd., New York Branch
(SOFR + 0.19%), 4.55%,
9/8/2025(f) 2,000,000 1,999,172
Nordea Bank Abp, New York Branch
(SOFR + 0.32%), 4.68%,
7/18/2025(f) 4,000,000 4,000,776
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(f) 3,000,000 2,999,964
Societe Generale, New York
(SOFR + 0.34%), 4.56%,
6/17/2025(f) 1,000,000 1,000,171
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.56%,
10/1/2025(f) 3,000,000 2,999,889
Sumitomo Mitsui Trust Bank Ltd.,
London
4.50%, 7/17/2025 3,000,000 2,971,530
Westpac Banking Corp., New York
(SOFR + 0.33%), 4.69%,
9/11/2025(f) 3,000,000 3,000,102
Total Certificates of Deposit
(Cost $42,471,304) 42,470,482
REPURCHASE AGREEMENTS - 8 .2%
BofA Securities, Inc.
4.78%, dated 4/30/2025, due
7/31/2025, repurchase price
$6,073,293, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 2.00% - 4.63%, maturing
6/30/2026 - 12/31/2031; total
market value $6,191,244 6,000,000 6,000,000
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$27,062,856, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $27,512,657 27,059,587 27,059,587
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.
4.36%, dated 4/30/2025, due
5/1/2025, repurchase price
$4,000,484, collateralized by
various U.S. Treasury Securities,
ranging from 2.25% - 4.63%,
maturing 5/15/2027 - 11/30/2031;
total market value $4,019,089 $ 4,000,000 $ 4,000,000
National Bank of Canada Financial Inc.
4.51%, dated 4/30/2025, due
5/1/2025, repurchase price
$60,007,517, collateralized by
various Common Stocks; total
market value $66,263,971 60,000,000 60,000,000
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$18,002,215, collateralized by
various Common Stocks; total
market value $19,837,943 18,000,000 18,000,000
TD Prime Services LLC
4.63%, dated 4/30/2025, due
6/4/2025, repurchase price
$10,045,014, collateralized by
various Common Stocks; total
market value $11,021,080 10,000,000 10,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$5,000,625, collateralized by
various Common Stocks; total
market value $5,576,094 5,000,000 5,000,000
Total Repurchase Agreements
(Cost $130,059,587) 130,059,587
Total Securities Lending Reinvestments
(Cost $172,530,891) 172,530,069
Total Investments - 110.2%
(Cost $1,040,433,539) 1,750,840,187
Liabilities in excess of other assets - (10.2%) (162,230,207)
NET ASSETS - 100.0% $1,588,609,980

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 96
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan at
April 30, 2025 was $208,029,009, collateralized in the
form of cash with a value of $172,527,867 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $30,400,037 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from May 8, 2025 – February 15, 2055 and $12,101,330
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from June 12, 2025
– June 30, 2120; a total value of $215,029,234.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $172,530,069.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2025.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 750,836,454
Aggregate gross unrealized depreciation (40,544,649)
Net unrealized appreciation $ 710,291,805
Federal income tax cost $ 1,040,555,251
Investment in a company which was affiliated for the period ended April 30, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
April 30, 2025
Value
April 30, 2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 643,328 $ 4,358 $ 17,508 6,280 $ 590,195 $ (47,203) $ 9,480 $ 7,220
Futures Contracts
FlexShares
®
Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
Russell 2000 E-Mini Index 15 06/20/2025 USD $ 1,477,350 $ (6,132)
S&P 500 E-Mini Index 22 06/20/2025 USD 6,145,700 26,549
S&P Midcap 400 E-Mini Index 8 06/20/2025 USD 2,286,240 (13,548)
$ 6,869
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
97 FLEXSHARES SEMIANNUAL REPORT
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .3%
Warrants 0 .0
†
Rights –
Securities Lending Reinvestments 10 .9
Others
(1)
( 10 .2 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 98
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .1%
Aerospace & Defense -
1 .5%
Airbus SE 6,417 $ 1,073,316
Babcock International Group plc 7,840 84,194
BAE Systems plc 34,751 805,101
Bet Shemesh Engines Holdings 1997
Ltd.* 2,356 314,647
Bombardier, Inc., Class B* 1,147 75,664
CAE, Inc.* 4,337 108,292
Chemring Group plc 6,231 33,208
Dassault Aviation SA 310 111,708
Elbit Systems Ltd. 279 107,121
Hensoldt AG 800 62,021
INVISIO AB 32 1,284
Kongsberg Gruppen ASA 1,077 173,235
Leonardo SpA 4,681 243,708
LISI SA 880 27,659
MDA Space Ltd.* 3,038 59,185
Melrose Industries plc 17,617 102,030
Montana Aerospace AG*(a) 1,326 26,625
MTU Aero Engines AG 651 224,893
QinetiQ Group plc 7,168 37,589
Rheinmetall AG 496 845,178
Rolls-Royce Holdings plc 94,550 952,482
Saab AB, Class B 2,903 134,813
Safran SA 4,030 1,067,397
Singapore Technologies Engineering
Ltd. 17,900 101,585
Thales SA 1,209 336,574
7,109,509
Air Freight & Logistics -
0 .6%
Cargojet, Inc. 608 37,546
Deutsche Post AG 18,197 775,911
DSV A/S(b) 2,170 459,420
Freightways Group Ltd.(b) 7,410 43,315
ID Logistics Group SACA*(b) 81 36,371
InPost SA* 3,608 60,701
International Distribution Services plc 14,455 70,820
KLN Logistics Group Ltd. 80,000 64,580
Konoike Transport Co. Ltd. 9,300 170,561
Logista Integral SA 2,344 80,256
Mainfreight Ltd.(b) 1,312 43,221
Nippon Express Holdings, Inc. 4,800 85,726
Oesterreichische Post AG 136 4,599
Sankyu, Inc. 1,333 58,398
SBS Holdings, Inc.(b) 6,200 124,313
Senko Group Holdings Co. Ltd. 55,800 663,857
SG Holdings Co. Ltd. 3,800 40,081
Yamato Holdings Co. Ltd. 3,800 54,000
2,873,676
Automobile Components -
1 .6%
Aisan Industry Co. Ltd. 9,900 133,883
Investments Shares Value
Automobile Components
(continued)
Aisin Corp. 9,900 $ 125,728
ARB Corp. Ltd.(b) 1,922 38,738
Brembo NV(b) 1,435 13,409
Bridgestone Corp. 12,400 520,810
CIE Automotive SA(b) 11,935 315,435
Cie Generale des Etablissements
Michelin SCA 13,702 501,072
Continental AG 1,767 137,471
Denso Corp. 40,300 521,973
Dometic Group AB(b)(c) 5,962 21,475
Eagle Industry Co. Ltd.(b) 7,800 100,398
FCC Co. Ltd. 12,400 254,624
Forvia SE 51,491 396,616
Gestamp Automocion SA(a)(b) 40,052 119,286
Hella GmbH & Co. KGaA* 328 32,960
Johnson Electric Holdings Ltd.(b) 108,500 198,120
JTEKT Corp. 3,800 29,398
Koito Manufacturing Co. Ltd. 5,000 60,677
KYB Corp.(b) 15,500 317,411
Linamar Corp.(b) 14,601 534,760
Magna International, Inc. 5,859 203,175
Musashi Seimitsu Industry Co. Ltd. 15,500 264,926
NHK Spring Co. Ltd. 2,900 32,265
Nifco, Inc. 2,400 59,630
Niterra Co. Ltd. 2,700 84,082
NOK Corp. 4,100 56,683
Nokian Renkaat OYJ(b) 3,069 24,438
Opmobility 22,010 245,570
Pirelli & C SpA(a) 3,854 23,763
Shoei Co. Ltd.(b) 3,800 44,543
Stanley Electric Co. Ltd. 3,400 63,810
Sumitomo Electric Industries Ltd. 15,500 248,735
Sumitomo Riko Co. Ltd. 12,400 141,873
Sumitomo Rubber Industries Ltd.(b) 3,800 47,953
Tokai Rika Co. Ltd.(b) 15,500 231,348
Topre Corp. 15,500 189,403
Toyo Tire Corp.(b) 4,500 84,202
Toyoda Gosei Co. Ltd. 2,000 38,404
Toyota Boshoku Corp. 2,700 38,785
TS Tech Co. Ltd. 31,000 350,771
Valeo SE 73,191 721,177
Yokohama Rubber Co. Ltd. (The)(b) 3,800 83,252
7,653,032
Automobiles -
2 .0%
Aston Martin Lagonda Global
Holdings plc*(a)(b) 16,400 14,753
Bayerische Motoren Werke AG 5,611 473,908
Bayerische Motoren Werke AG
(Preference) 1,516 121,752
Dr Ing hc F Porsche AG (Preference)
(a) 1,302 65,255
Ferrari NV 1,209 551,931
Honda Motor Co. Ltd. 89,900 915,765

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
99 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Automobiles
(continued)
Isuzu Motors Ltd. 9,300 $ 125,606
Mazda Motor Corp. 10,600 63,493
Mercedes-Benz Group AG 14,663 874,579
Mitsubishi Motors Corp.(b) 13,500 37,403
Nissan Motor Co. Ltd.*(b) 28,800 68,951
Nissan Shatai Co. Ltd.(b) 3,800 28,159
Porsche Automobil Holding SE
(Preference) 3,534 145,305
Renault SA 3,224 170,893
Stellantis NV 37,200 344,217
Subaru Corp. 9,700 176,299
Suzuki Motor Corp. 34,100 408,201
Toyota Motor Corp. 226,300 4,329,590
Trigano SA(b) 2,697 319,765
Volkswagen AG (Preference) 4,340 470,853
Yamaha Motor Co. Ltd. 18,600 146,307
9,852,985
Banks -
13 .4%
ABN AMRO Bank NV, CVA(a)(b) 6,851 141,739
AIB Group plc 46,500 312,660
Aichi Financial Group, Inc. 3,200 61,066
Aktia Bank OYJ(b) 15,686 178,132
Alandsbanken Abp, Class B(b) 1,972 82,269
Alior Bank SA 2,640 71,741
AMCO - Asset Management Co.
SpA*‡(b) 239 217
ANZ Group Holdings Ltd. 35,123 671,057
Awa Bank Ltd. (The) 12,400 237,325
Banca Monte dei Paschi di Siena
SpA(b) 18,693 157,585
Banca Popolare di Sondrio SpA 10,695 133,733
Banco Bilbao Vizcaya Argentaria SA 116,560 1,597,945
Banco BPM SpA 24,358 271,186
Banco Comercial Portugues SA,
Class R 183,623 117,684
Banco de Sabadell SA 95,263 277,656
Banco Santander SA(b) 303,707 2,134,267
Bank Hapoalim BM 25,823 378,221
Bank Leumi Le-Israel BM 31,868 452,311
Bank Millennium SA* 17,360 67,314
Bank of East Asia Ltd. (The) 25,413 35,000
Bank of Ireland Group plc 16,709 196,113
Bank of Montreal(b) 14,384 1,375,503
Bank of Nagoya Ltd. (The) 6,200 324,692
Bank of Nova Scotia (The) 24,304 1,213,704
Bank of Queensland Ltd.(b) 8,126 38,788
Bank Polska Kasa Opieki SA* 3,193 159,832
Bankinter SA(b) 11,684 136,005
Banque Cantonale de Geneve* 527 158,405
Banque Cantonale Vaudoise
(Registered)*(b) 410 50,592
Barclays plc 294,841 1,168,855
BAWAG Group AG(a) 1,720 189,167
Bendigo & Adelaide Bank Ltd.(b) 7,372 52,689
Investments Shares Value
Banks
(continued)
BNP Paribas SA 20,956 $ 1,769,717
BPER Banca SpA(b) 22,980 186,463
CaixaBank SA(b) 68,324 522,856
Canadian Imperial Bank of
Commerce 18,228 1,147,415
Chiba Bank Ltd. (The) 13,800 121,998
Chugin Financial Group, Inc. 2,600 29,064
Commerzbank AG 17,081 450,859
Commonwealth Bank of Australia 18,476 1,969,523
Concordia Financial Group Ltd. 18,600 119,732
Credit Agricole SA 26,660 499,742
Credito Emiliano SpA 31 426
Dah Sing Banking Group Ltd. 136,400 147,223
Daishi Hokuetsu Financial Group,
Inc. 31,000 675,897
Danske Bank A/S 14,291 499,987
DBS Group Holdings Ltd. 40,361 1,312,188
DNB Bank ASA 15,376 383,735
EQB, Inc.(b) 9,331 643,841
Erste Group Bank AG 5,580 377,095
FIBI Holdings Ltd. 533 30,831
FinecoBank Banca Fineco SpA 6,944 138,651
First International Bank of Israel Ltd.
(The) 1,144 62,811
Fukuoka Financial Group, Inc. 2,800 73,494
Graubuendner Kantonalbank 7 14,779
Gunma Bank Ltd. (The) 8,400 69,725
Hachijuni Bank Ltd. (The) 10,200 76,622
Hang Seng Bank Ltd.(b) 12,400 173,175
Heartland Group Holdings Ltd.(b) 285,443 130,435
Hirogin Holdings, Inc. 9,200 76,108
Hokkoku Financial Holdings, Inc. 7,500 278,674
Hokuhoku Financial Group, Inc. 43,400 774,348
HSBC Holdings plc 355,508 3,950,769
Hyakugo Bank Ltd. (The) 93,000 447,918
ING Bank Slaski SA* 532 46,305
ING Groep NV 62,744 1,213,511
Intesa Sanpaolo SpA 300,824 1,601,065
Israel Discount Bank Ltd., Class A 22,586 168,508
Iyogin Holdings, Inc. 6,200 71,480
Japan Post Bank Co. Ltd. 24,800 254,016
Judo Capital Holdings Ltd.* 32,064 36,519
Juroku Financial Group, Inc. 12,400 418,144
Jyske Bank A/S (Registered) 1,119 91,781
KBC Ancora 803 52,578
KBC Group NV 4,743 437,044
Keiyo Bank Ltd. (The) 34,100 197,705
Kiyo Bank Ltd. (The)(b) 24,800 420,056
Kyoto Financial Group, Inc. 6,200 106,101
Kyushu Financial Group, Inc.(b) 5,600 28,149
Liechtensteinische Landesbank AG 192 17,710
Lion Finance Group plc 11,594 929,166
Lloyds Banking Group plc 1,253,640 1,227,064
Luzerner Kantonalbank AG
(Registered) 304 25,785
mBank SA* 217 47,464

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 100
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Mebuki Financial Group, Inc. 25,610 $ 124,531
Mediobanca Banca di Credito
Finanziario SpA 10,416 212,949
Mitsubishi UFJ Financial Group, Inc. 133,300 1,685,408
Mizrahi Tefahot Bank Ltd. 2,466 124,891
Mizuho Financial Group, Inc. 49,600 1,244,868
Musashino Bank Ltd. (The) 9,300 205,377
Nanto Bank Ltd. (The) 10,800 294,532
National Australia Bank Ltd. 34,007 786,166
National Bank of Canada(b) 4,355 381,744
NatWest Group plc 140,523 897,565
Nishi-Nippon Financial Holdings, Inc. 3,800 55,545
Nordea Bank Abp 56,203 769,194
Norion Bank AB* 20,191 82,743
North Pacific Bank Ltd. 117,800 408,798
Oberbank AG 902 71,979
Oversea-Chinese Banking Corp. Ltd. 65,100 805,212
Permanent TSB Group Holdings
plc*(b) 50,912 89,705
Powszechna Kasa Oszczednosci
Bank Polski SA 16,523 317,840
Raiffeisen Bank International AG 3,344 89,254
Resona Holdings, Inc. 31,000 247,539
Ringkjoebing Landbobank A/S 477 91,325
Royal Bank of Canada(b) 16,120 1,931,062
San-In Godo Bank Ltd. (The) 55,800 492,905
Santander Bank Polska SA 704 107,994
Senshu Ikeda Holdings, Inc.(b) 80,600 265,013
Shiga Bank Ltd. (The) 15,500 620,478
Shizuoka Financial Group, Inc. 11,300 125,049
Skandinaviska Enskilda Banken AB,
Class A(b) 27,156 429,235
Skandinaviska Enskilda Banken AB,
Class C 684 11,546
Societe Generale SA 15,128 784,172
Spar Nord Bank A/S*(b) 24,087 775,574
SpareBank 1 Nord Norge 36,487 487,950
Sparebank 1 Oestlandet 1,329 22,171
SpareBank 1 SMN 3,103 56,297
SpareBank 1 Sor-Norge ASA 4,796 76,496
Sparebanken Vest 46,314 624,192
St Galler Kantonalbank AG
(Registered) 41 24,797
Standard Chartered plc 38,006 546,227
Sumitomo Mitsui Financial Group,
Inc. 43,400 1,034,492
Sumitomo Mitsui Trust Group, Inc. 15,500 383,045
Suruga Bank Ltd. 6,200 54,680
Svenska Handelsbanken AB, Class A 24,521 321,230
Svenska Handelsbanken AB, Class
B(b) 31 609
Swedbank AB, Class A 17,670 439,510
Sydbank A/S 18,259 1,168,051
TBC Bank Group plc 16,089 1,016,481
Investments Shares Value
Banks
(continued)
Tokyo Kiraboshi Financial Group,
Inc.(b) 9,300 $ 365,115
Toronto-Dominion Bank (The) 34,255 2,184,553
Unicaja Banco SA(a) 45,288 86,282
UniCredit SpA 30,938 1,792,552
United Overseas Bank Ltd. 24,800 657,940
Valiant Holding AG (Registered) 5,239 775,251
Walliser Kantonalbank (Registered)* 186 28,067
Westpac Banking Corp. 36,611 769,295
Yamaguchi Financial Group, Inc. 4,100 48,232
64,483,413
Beverages -
0 .8%
Anheuser-Busch InBev SA/NV 11,129 728,691
Asahi Group Holdings Ltd.(b) 31,000 428,684
Carlsberg A/S, Class B(b) 1,054 143,809
Coca-Cola Europacific Partners
plc(b) 2,460 223,220
Coca-Cola HBC AG 3,030 157,840
Davide Campari-Milano NV(b) 6,802 45,496
Diageo plc 26,505 740,625
Fevertree Drinks plc 5,658 60,081
Heineken Holding NV 2,728 213,353
Heineken NV 3,286 293,973
Ito En Ltd. 800 19,164
Kirin Holdings Co. Ltd. 9,300 140,765
Pernod Ricard SA 1,829 197,973
Remy Cointreau SA(b) 408 21,956
Royal Unibrew A/S 836 66,659
Sapporo Holdings Ltd. 800 44,442
Suntory Beverage & Food Ltd.(b) 1,800 62,945
Takara Holdings, Inc. 6,400 51,688
Treasury Wine Estates Ltd. 11,691 66,876
3,708,240
Biotechnology -
0 .4%
Argenx SE* 713 460,366
Bavarian Nordic A/S* 1,376 32,768
BioArctic AB, Class B*(a)(b) 2,108 42,838
BioGaia AB, Class B 3,846 40,873
CSL Ltd. 5,177 831,869
Galapagos NV* 434 11,781
Genmab A/S* 589 124,700
Genus plc 558 13,729
Grifols SA* 2,888 27,229
PeptiDream, Inc.* 2,500 33,949
Swedish Orphan Biovitrum AB* 2,455 74,580
Takara Bio, Inc. 400 2,291
Telix Pharmaceuticals Ltd.*(b) 4,018 69,749
Vitrolife AB(b) 880 14,379
Zealand Pharma A/S, Class A*(b) 896 62,995
1,844,096
Broadline Retail -
0 .7%
Aeon Kyushu Co. Ltd.(b) 3,200 57,117
Allegro.eu SA*(a) 6,278 55,002
ASKUL Corp. 1,000 10,649

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
101 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Broadline Retail
(continued)
B&M European Value Retail SA 14,042 $ 63,095
Canadian Tire Corp. Ltd., Class A(b) 884 96,560
Dollarama, Inc.(b) 3,131 385,567
Europris ASA(a) 8,968 66,677
Harvey Norman Holdings Ltd.(b) 5,586 18,693
Isetan Mitsukoshi Holdings Ltd.(b) 5,000 64,428
J Front Retailing Co. Ltd. 4,100 50,301
Next plc 1,674 275,694
Pan Pacific International Holdings
Corp. 6,200 191,685
Pepco Group NV(a) 4,066 19,148
Prosus NV 13,826 643,206
Puuilo OYJ 2,622 37,376
Rakuten Group, Inc.* 19,200 113,001
Ryohin Keikaku Co. Ltd. 3,100 105,405
Seria Co. Ltd. 1,000 20,380
Takashimaya Co. Ltd. 8,600 66,261
THG plc, Class B*(b) 315,921 103,806
Tokmanni Group Corp.(b) 14,384 227,083
Wesfarmers Ltd. 12,059 604,313
3,275,447
Building Products -
0 .8%
AGC, Inc. 4,000 124,874
Assa Abloy AB, Class B(b) 12,152 367,399
Belimo Holding AG (Registered) 123 104,477
Bunka Shutter Co. Ltd.(b) 15,500 222,220
Carel Industries SpA(a)(b) 2,318 46,534
Cie de Saint-Gobain SA 9,331 1,012,970
Daikin Industries Ltd. 3,400 388,411
dormakaba Holding AG 126 106,412
Fletcher Building Ltd.* 16,948 30,877
Forbo Holding AG (Registered) 41 39,366
Geberit AG (Registered) 372 258,125
Genuit Group plc 14,542 74,005
Inrom Construction Industries Ltd.(b) 28,551 119,255
James Halstead plc(b) 18,023 36,832
Kingspan Group plc 1,861 157,181
Lindab International AB(b) 3,965 83,700
Lixil Corp.(b) 3,800 44,769
Munters Group AB(a) 2,720 34,942
Nibe Industrier AB, Class B(b) 22,196 93,848
Reliance Worldwide Corp. Ltd.(b) 13,860 37,247
ROCKWOOL A/S, Class A(b) 880 40,077
ROCKWOOL A/S, Class B(b) 1,740 79,242
Sanwa Holdings Corp. 3,300 108,411
Systemair AB 4,018 34,244
Takara Standard Co. Ltd. 15,500 195,706
TOTO Ltd. 3,000 79,795
Volution Group plc 3,838 29,118
3,950,037
Capital Markets -
3 .9%
3i Group plc 18,786 1,062,415
Aberdeen Group plc(b) 31,578 62,256
Investments Shares Value
Capital Markets
(continued)
AJ Bell plc 352 $ 1,980
Allfunds Group plc 4,048 22,824
Alpha Group International plc(a) 760 27,713
Amundi SA(a) 1,234 97,281
Antin Infrastructure Partners SA 4,332 50,721
Ashmore Group plc 22,554 43,591
ASX Ltd. 1,878 84,992
Avanza Bank Holding AB 2,704 90,415
Azimut Holding SpA 2,537 70,339
Banca Generali SpA 1,397 82,737
Brederode SA 285 35,987
Bridgepoint Group plc(a) 12,544 44,803
Brookfield Asset Management Ltd.,
Class A(b) 3,844 204,709
Brookfield Corp., Class A(b) 14,477 776,201
Bure Equity AB 968 32,518
CI Financial Corp.(b) 40,889 925,057
Cie Financiere Tradition SA 31 8,224
CVC Capital Partners plc*(a)(b) 9,052 160,728
Daiwa Securities Group, Inc.(b) 21,700 142,121
Deutsche Bank AG (Registered) 38,409 1,003,340
Deutsche Boerse AG 2,232 719,304
EFG International AG 1,680 25,392
EQT AB(b) 8,277 238,401
Euronext NV(a) 1,142 190,831
Fairfax India Holdings Corp.*(a) 18,693 318,716
flatexDEGIRO AG 2,128 55,879
Galaxy Digital Holdings Ltd.*(b) 3,264 51,797
Gimv NV 8,141 366,932
HMC Capital Ltd., REIT(b) 9,954 30,954
Hong Kong Exchanges & Clearing
Ltd. 14,158 622,209
HUB24 Ltd. 1,023 47,358
iFAST Corp. Ltd. 10,000 47,637
IG Group Holdings plc 6,522 92,777
IGM Financial, Inc. 2,200 69,776
Insignia Financial Ltd.* 188,263 456,544
IntegraFin Holdings plc(a) 15,498 63,034
Integral Corp.(b) 3,100 58,983
Intermediate Capital Group plc 2,728 68,357
Investec plc 13,577 85,342
JAFCO Group Co. Ltd. 15,500 260,525
Japan Exchange Group, Inc. 12,400 138,396
JTC plc(a) 4,522 50,374
Julius Baer Group Ltd. 3,534 228,963
London Stock Exchange Group plc 5,208 808,673
Macquarie Group Ltd. 3,751 464,295
Magellan Financial Group Ltd.(b) 55,335 271,565
Man Group plc 388,926 846,766
Monex Group, Inc. 12,300 61,569
Ninety One plc(b) 15,252 30,334
Nomura Holdings, Inc. 52,700 292,318
Nordnet AB publ(b) 2,420 63,731
Okasan Securities Group, Inc.(b) 68,200 303,610
Onex Corp.(b) 684 48,335
Partners Group Holding AG 248 324,580

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 102
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Perpetual Ltd.(b) 35,278 $ 373,803
Pinnacle Investment Management
Group Ltd.(b) 736 8,514
Plus500 Ltd. 25,048 1,025,780
Quilter plc(a) 50,468 91,004
Rathbones Group plc 18,879 395,902
Ratos AB, Class B 56,513 192,422
SBI Holdings, Inc.(b) 4,700 123,200
Schroders plc 17,815 78,144
Singapore Exchange Ltd. 12,000 131,975
St James's Place plc 9,331 117,056
Swissquote Group Holding SA
(Registered) 199 102,436
Tamburi Investment Partners SpA 2,546 21,822
Tel Aviv Stock Exchange Ltd. 4,141 50,831
TMX Group Ltd. 3,410 137,926
Tokai Tokyo Financial Holdings, Inc. 86,800 286,615
TP ICAP Group plc 261,919 897,353
UBS Group AG (Registered) 34,379 1,041,306
UOB-Kay Hian Holdings Ltd. 72,567 100,039
Van Lanschot Kempen NV, CVA 832 48,282
Vontobel Holding AG (Registered) 339 24,546
VZ Holding AG 285 58,890
XTB SA(a) 2,360 51,431
Yangzijiang Financial Holding Ltd. 855,600 465,249
18,659,735
Chemicals -
2 .6%
ADEKA Corp. 2,300 41,384
Aica Kogyo Co. Ltd. 1,500 34,808
Air Liquide SA 6,386 1,310,737
Air Water, Inc. 4,100 55,878
Akzo Nobel NV(b) 1,364 86,147
Arkema SA 1,209 91,599
Artience Co. Ltd. 12,400 254,972
Asahi Kasei Corp. 24,800 172,821
BASF SE* 16,771 850,846
Borregaard ASA 1,692 29,108
C Uyemura & Co. Ltd. 600 38,825
Clariant AG (Registered) 2,166 24,223
Corbion NV 3,482 74,374
Covestro AG* 1,760 118,840
Croda International plc 1,798 70,871
Daicel Corp. 8,900 75,716
Denka Co. Ltd. 3,400 46,397
DIC Corp.(b) 2,899 56,500
DSM-Firmenich AG 2,201 238,489
Dyno Nobel Ltd. 43,710 63,487
Elementis plc 23,522 39,336
Elkem ASA*(a) 92,380 162,134
EMS-Chemie Holding AG
(Registered) 126 93,149
Evonik Industries AG 4,557 102,308
FUCHS SE 711 27,278
FUCHS SE (Preference) 1,182 59,174
Investments Shares Value
Chemicals
(continued)
Fuso Chemical Co. Ltd. 1,100 $ 26,683
Givaudan SA (Registered) 110 533,033
Hexpol AB 5,784 50,195
ICL Group Ltd. 10,602 70,329
Israel Corp. Ltd.(b) 104 32,700
JCU Corp. 1,400 30,917
Johnson Matthey plc 4,371 75,023
K+S AG (Registered) 5,115 89,136
Kaneka Corp. 1,300 31,771
Kansai Paint Co. Ltd. 3,800 57,277
Kemira OYJ 2,992 61,731
Keppel Infrastructure Trust 41,800 12,805
Kumiai Chemical Industry Co. Ltd.(b) 21,700 115,620
Kuraray Co. Ltd.(b) 7,800 90,965
LANXESS AG 3,226 96,153
Lenzing AG* 5,580 175,386
Lintec Corp. 15,500 296,004
Methanex Corp. 1,290 40,345
Mitsubishi Chemical Group Corp. 24,800 120,140
Mitsubishi Gas Chemical Co., Inc.(b) 6,200 94,430
Mitsui Chemicals, Inc. 4,600 100,939
Nihon Parkerizing Co. Ltd. 34,100 283,768
Nippon Paint Holdings Co. Ltd.(b) 13,200 100,407
Nippon Sanso Holdings Corp.(b) 2,800 89,610
Nippon Soda Co. Ltd.(b) 15,778 295,893
Nissan Chemical Corp. 2,900 84,678
Nitto Denko Corp. 8,800 154,265
NOF Corp. 3,600 54,136
Novonesis Novozymes B(b) 4,217 273,685
Nufarm Ltd. 20,418 50,298
Nutrien Ltd. 10,168 579,325
OCI NV 1,933 16,041
Okamoto Industries, Inc.(b) 3,100 109,317
Orica Ltd. 4,446 46,199
Palram Industries 1990 Ltd.(b) 1,792 38,134
Resonac Holdings Corp. 3,700 67,352
Sanyo Chemical Industries Ltd. 3,100 78,239
Shin-Etsu Chemical Co. Ltd. 21,700 658,728
Shin-Etsu Polymer Co. Ltd. 800 8,194
Sika AG (Registered) 1,674 419,238
SK Kaken Co. Ltd. 3,100 193,641
SOL SpA 1,258 57,559
Solvay SA(b) 1,558 59,118
Sumitomo Chemical Co. Ltd.(b) 34,100 82,166
Syensqo SA 1,364 97,094
Symrise AG, Class A 1,643 189,663
T Hasegawa Co. Ltd. 900 18,020
Taiyo Holdings Co. Ltd. 1,800 66,756
Teijin Ltd. 4,100 34,277
Toagosei Co. Ltd. 3,200 30,095
Tokai Carbon Co. Ltd.(b) 68,200 439,542
Tokuyama Corp. 24,800 505,250
Tokyo Ohka Kogyo Co. Ltd. 2,100 46,184
Toray Industries, Inc. 31,000 197,619
Tosoh Corp. 6,800 95,798
Toyobo Co. Ltd.(b) 31,000 192,337

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
103 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Umicore SA 5,406 $ 49,162
Victrex plc(b) 700 7,770
Wacker Chemie AG 256 19,207
Yara International ASA 2,139 69,141
Zeon Corp. 3,600 35,245
12,314,134
Commercial Services & Supplies -
1 .3%
Befesa SA(a)(b) 11,718 355,656
Bilfinger SE 13,020 1,104,116
Boyd Group Services, Inc.(b) 372 53,324
Brambles Ltd. 18,073 237,294
Cleanaway Waste Management Ltd.
(b) 35,024 58,266
Dai Nippon Printing Co. Ltd. 6,200 86,541
Daiseki Co. Ltd. 1,499 38,358
DO & CO AG* 369 58,976
Downer EDI Ltd. 3,616 13,211
Element Fleet Management Corp.(b) 5,828 127,378
Elis SA(b) 4,023 103,170
GFL Environmental, Inc.(b) 2,272 113,148
ISS A/S 2,508 63,106
Japan Elevator Service Holdings Co.
Ltd. 4,200 90,837
Kokuyo Co. Ltd.(b) 4,100 84,147
Loomis AB, Class B 984 41,217
Mitie Group plc 389,484 750,177
Mitsubishi Pencil Co. Ltd.(b) 1,800 27,977
Nippon Kanzai Holdings Co. Ltd. 1,300 24,762
Okamura Corp. 24,800 344,599
Prestige International, Inc. 4,000 18,817
Prosegur Cia de Seguridad SA 29,664 82,784
RB Global, Inc. 2,139 215,139
Rentokil Initial plc 32,426 148,385
Sdiptech AB, Class B* 912 20,443
Secom Co. Ltd. 5,300 194,997
Securitas AB, Class B(b) 9,203 146,467
Serco Group plc 347,417 796,765
Sohgo Security Services Co. Ltd. 9,500 75,026
SPIE SA 2,511 122,853
TOPPAN Holdings, Inc. 3,700 103,732
Veridis Environment Ltd.* 2,870 18,447
Waste Connections, Inc. 2,728 537,720
6,257,835
Communications Equipment -
0 .2%
Nokia OYJ(b) 49,941 249,165
Spirent Communications plc* 25,338 62,476
Telefonaktiebolaget LM Ericsson,
Class A 306 2,563
Telefonaktiebolaget LM Ericsson,
Class B 30,814 259,997
VTech Holdings Ltd. 58,900 396,480
970,681
Investments Shares Value
Construction & Engineering -
2 .5%
Ackermans & van Haaren NV 440 $ 107,637
ACS Actividades de Construccion y
Servicios SA 4,116 257,805
AF Gruppen ASA 837 12,026
Ashtrom Group Ltd. 238 3,759
AtkinsRealis Group, Inc. 2,004 99,047
Balfour Beatty plc 181,226 1,107,683
Bouygues SA* 3,379 148,650
Burkhalter Holding AG 31 4,625
Chudenko Corp. 1,500 36,859
COMSYS Holdings Corp. 3,100 68,828
Deme Group NV 272 40,690
Eiffage SA 1,240 168,796
Elco Ltd.(b) 3,906 172,810
Elecnor SA(b) 2,201 47,237
Electra Ltd.(b) 76 40,516
Ferrovial SE 5,532 269,651
Fugro NV(b) 5,456 63,882
Gold Finance Holdings Ltd.*‡ 89,827 —
Hazama Ando Corp. 46,500 464,218
HOCHTIEF AG 442 83,406
INFRONEER Holdings, Inc. 4,100 35,096
Instalco AB(a)(b) 4,332 12,073
JGC Holdings Corp. 6,800 54,633
Johns Lyng Group Ltd.(b) 11,210 15,923
Kajima Corp. 9,400 224,522
Keller Group plc 24,335 461,560
Kinden Corp. 2,300 59,725
Koninklijke BAM Groep NV* 88,319 597,360
Kumagai Gumi Co. Ltd. 10,100 301,995
Kvutzat Acro Ltd.(b) 2,108 28,413
Maire SpA(b) 1,395 15,065
MIRAIT ONE Corp. 27,900 439,116
Monadelphous Group Ltd.(b) 7,216 74,521
Morgan Sindall Group plc 1,344 63,460
NCC AB, Class B(b) 27,931 523,006
NRW Holdings Ltd. 8,192 14,205
Obayashi Corp. 9,600 149,176
Okumura Corp.(b) 12,400 384,240
Peab AB, Class B 54,715 455,254
Penta-Ocean Construction Co. Ltd. 89,900 516,812
Per Aarsleff Holding A/S 5,022 403,874
Raito Kogyo Co. Ltd. 15,500 288,615
Raiznext Corp. 200 2,092
Renew Holdings plc 1,462 14,744
Sacyr SA 9,151 33,537
Shapir Engineering and Industry Ltd. 2,525 17,610
Shikun & Binui Ltd.*(b) 7,872 25,807
Shimizu Corp. 7,600 81,280
Shinnihon Corp. 10,500 121,460
SHO-BOND Holdings Co. Ltd.(b) 1,200 43,082
Skanska AB, Class B 4,867 112,984
Stantec, Inc. 1,398 122,463
Sweco AB, Class B 3,524 61,858
Taihei Dengyo Kaisha Ltd.(b) 4,400 150,841
Taikisha Ltd. 2,000 32,866

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 104
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Taisei Corp. 1,600 $ 86,876
Takamatsu Construction Group Co.
Ltd. 6,200 126,008
Thyssenkrupp Nucera AG & Co.
KGaA* 1,748 18,171
Toda Corp. 5,200 33,101
Toenec Corp. 16,000 126,753
Toyo Construction Co. Ltd. 3,800 35,645
Veidekke ASA 3,088 46,573
Ventia Services Group Pty. Ltd. 2,356 6,392
Vinci SA 9,734 1,356,584
Webuild SpA(b) 126,790 459,770
Worley Ltd. 7,728 61,513
WSP Global, Inc. 1,333 235,815
Yokogawa Bridge Holdings Corp. 11,800 216,824
Yurtec Corp. 3,400 43,716
11,991,134
Construction Materials -
1 .0%
Breedon Group plc 98,673 567,520
Brickworks Ltd.(b) 1,435 23,157
Buzzi SpA 2,238 117,331
Cementir Holding NV 13,671 224,405
Heidelberg Materials AG 2,325 460,533
Holcim AG 5,518 615,088
Imerys SA 12,059 401,372
James Hardie Industries plc, CHDI* 4,681 110,820
Krosaki Harima Corp.(b) 6,600 115,444
RHI Magnesita NV(b) 7,564 314,716
Shinagawa Refractories Co. Ltd. 6,800 78,374
SigmaRoc plc* 273,420 330,878
Sumitomo Osaka Cement Co. Ltd. 12,400 339,731
Taiheiyo Cement Corp. 3,300 88,978
Titan Cement International SA 13,981 646,841
Vicat SACA 6,789 379,696
Wienerberger AG 2,520 88,459
4,903,343
Consumer Finance -
0 .3%
Acom Co. Ltd. 20,500 57,487
Aiful Corp. 89,900 223,741
Cembra Money Bank AG 558 67,564
Credit Saison Co. Ltd. 2,100 49,173
goeasy Ltd. 320 36,059
Hong Leong Finance Ltd. 46,200 91,289
Isracard Ltd. 62,930 296,402
Jaccs Co. Ltd. 12,400 326,865
KRUK SA 494 52,410
Marui Group Co. Ltd. 3,200 63,455
Orient Corp. 21,700 119,119
Zip Co. Ltd.*(b) 10,432 11,548
1,395,112
Consumer Staples Distribution & Retail -
1 .6%
Aeon Co. Ltd. 10,813 320,433
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
Ain Holdings, Inc.(b) 800 $ 30,987
Alimentation Couche-Tard, Inc. 7,688 400,513
Arcs Co. Ltd. 15,500 311,978
Axfood AB(b) 1,496 41,926
Belc Co. Ltd. 800 39,708
Carrefour SA(b) 9,486 146,598
Casino Guichard Perrachon SA*(b) 49,408 31,109
Coles Group Ltd. 17,639 239,496
Colruyt Group NV 342 16,484
Cosmos Pharmaceutical Corp. 400 25,813
Create SD Holdings Co. Ltd. 500 10,674
Dino Polska SA*(a) 628 88,257
Empire Co. Ltd., Class A 2,242 83,103
Endeavour Group Ltd.(b) 8,976 22,916
George Weston Ltd. 868 168,786
GrainCorp Ltd., Class A 9,652 41,069
H2O Retailing Corp. 34,100 466,413
Heiwado Co. Ltd. 12,400 231,413
HelloFresh SE* 2,894 30,114
Itochu-Shokuhin Co. Ltd.(b) 1,800 121,523
J Sainsbury plc 29,157 103,905
Jeronimo Martins SGPS SA 4,147 100,505
Kato Sangyo Co. Ltd. 9,300 325,995
Kesko OYJ, Class A 2,248 50,342
Kesko OYJ, Class B(b) 4,431 101,746
Kobe Bussan Co. Ltd. 1,900 58,423
Koninklijke Ahold Delhaize NV 19,065 783,231
Kusuri no Aoki Holdings Co. Ltd.(b) 1,800 43,031
Life Corp. 18,600 269,403
Loblaw Cos. Ltd. 1,860 301,360
Marks & Spencer Group plc 23,405 121,609
MatsukiyoCocokara & Co. 6,400 117,846
Maxvalu Tokai Co. Ltd. 3,200 68,200
Metcash Ltd. 19,051 39,251
Metro, Inc., Class A 2,728 209,819
Mitsubishi Shokuhin Co. Ltd. 6,200 232,109
North West Co., Inc. (The) 2,344 93,841
Ocado Group plc*(b) 8,427 31,663
Redcare Pharmacy NV*(a)(b) 192 28,613
Seven & i Holdings Co. Ltd. 24,800 367,636
Sheng Siong Group Ltd. 17,900 24,128
Shufersal Ltd. 4,983 46,625
Sugi Holdings Co. Ltd. 2,400 50,561
Sundrug Co. Ltd. 1,600 53,662
Tesco plc 123,380 610,909
Tsuruha Holdings, Inc.(b) 900 72,403
United Super Markets Holdings, Inc. 2,000 12,886
Valor Holdings Co. Ltd. 12,400 217,939
Welcia Holdings Co. Ltd.(b) 2,300 40,593
Woolworths Group Ltd. 14,849 299,951
7,747,498
Containers & Packaging -
0 .4%
Billerud Aktiebolag 5,485 57,893
CCL Industries, Inc., Class B 2,089 108,949
FP Corp. 1,200 25,911

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
105 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Fuji Seal International, Inc. 12,400 $ 221,677
Huhtamaki OYJ 899 33,131
Mayr Melnhof Karton AG* 2,666 246,689
Metsa Board OYJ, Class B(b) 3,813 13,914
Orora Ltd.(b) 26,585 30,789
Rengo Co. Ltd. 89,900 501,685
SIG Group AG(b) 2,516 48,713
Toyo Seikan Group Holdings Ltd. 3,100 54,159
Transcontinental, Inc., Class A 24,645 335,428
Verallia SA(a) 1,364 45,523
Vidrala SA 535 58,262
Winpak Ltd. 1,716 53,059
1,835,782
Distributors -
0 .1%
Arata Corp. 9,400 209,562
Bapcor Ltd.(b) 10,184 33,168
D'ieteren Group 343 68,506
Inchcape plc 9,322 83,611
Inter Cars SA 205 31,055
MEKO AB 10,881 143,051
PALTAC Corp. 800 22,176
591,129
Diversified Consumer Services -
0 .0% (d)
IDP Education Ltd.(b) 5,016 28,436
Pearson plc 10,168 162,501
190,937
Diversified REITs -
0 .4%
Argosy Property Ltd., REIT(b) 70,866 42,056
British Land Co. plc (The), REIT 17,422 91,546
Centuria Capital Group, REIT(b) 46,058 46,563
Charter Hall Group, REIT 7,886 85,275
Charter Hall Long Wale REIT,
REIT(b) 17,272 42,438
Covivio SA, REIT 1,628 91,236
Daiwa House REIT Investment Corp.,
REIT 8 13,421
GPT Group (The), REIT 8,738 25,886
Growthpoint Properties Australia Ltd.,
REIT(b) 67,239 99,813
H&R REIT, REIT(b) 44,919 319,015
Heiwa Real Estate REIT, Inc., REIT 76 70,118
ICADE, REIT 10,261 243,782
KDX Realty Investment Corp.,
REIT(b) 68 70,841
Land Securities Group plc, REIT 3,706 29,329
LondonMetric Property plc, REIT 6,510 16,721
Mapletree Pan Asia Commercial
Trust, REIT 3,400 3,177
Merlin Properties Socimi SA, REIT 4,522 51,198
Mirvac Group, REIT 62,669 91,425
Mori Trust Reit, Inc., REIT 38 16,890
Investments Shares Value
Diversified REITs
(continued)
NIPPON REIT Investment Corp.,
REIT 72 $ 42,098
Nomura Real Estate Master Fund,
Inc., REIT 38 37,883
NTT UD REIT Investment Corp.,
REIT(b) 32 30,107
Reit 1 Ltd., REIT 59,830 310,737
Star Asia Investment Corp., REIT(b) 152 58,289
Stockland, REIT 34,875 122,508
Suntec REIT, REIT 43,500 38,313
2,090,665
Diversified Telecommunication Services -
1 .5%
Bezeq The Israeli Telecommunication
Corp. Ltd. 38,130 57,839
BT Group plc(b) 118,730 275,625
Cellnex Telecom SA(a) 6,107 247,418
Chorus Ltd.(b) 31 146
Cogeco Communications, Inc.(b) 3,534 173,464
Deutsche Telekom AG (Registered) 66,805 2,399,722
Elisa OYJ 1,854 99,096
Gamma Communications plc 2,584 46,042
Helios Towers plc* 47,020 67,327
HKT Trust & HKT Ltd. 53,400 76,023
Infrastrutture Wireless Italiane SpA(a) 5,179 62,051
Koninklijke KPN NV 40,486 188,462
Nippon Telegraph & Telephone Corp. 533,200 558,096
Orange Polska SA 26,182 67,482
Orange SA 31,496 457,742
PCCW Ltd. 77,035 51,359
Proximus SADP(b) 41,881 322,308
Quebecor, Inc., Class B(b) 3,894 106,618
RAI Way SpA(a) 8,120 55,752
Singapore Telecommunications Ltd. 102,300 296,158
Spark New Zealand Ltd. 1,489 1,838
Swisscom AG (Registered)(b) 341 228,232
Telecom Italia SpA* 186,585 83,080
Telefonica SA(b) 94,984 487,822
Telekom Austria AG, Class A 4,091 43,342
Telenor ASA 6,872 103,511
Telia Co. AB 32,570 122,075
Telstra Group Ltd. 68,820 198,596
TELUS Corp. 6,784 104,218
United Internet AG (Registered) 1,720 38,889
7,020,333
Electric Utilities -
1 .6%
Acciona SA(b) 626 91,370
BKW AG* 440 88,616
Chubu Electric Power Co., Inc. 12,400 160,998
Chugoku Electric Power Co., Inc.
(The) 4,206 22,345
CK Infrastructure Holdings Ltd.(b) 11,000 74,187
CLP Holdings Ltd. 36,000 307,788
Contact Energy Ltd.(b) 12,142 63,842
EDP SA 60,512 239,104
Elia Group SA/NV 640 69,551

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 106
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Emera, Inc.(b) 3,069 $ 137,864
Endesa SA 7,688 231,592
Enea SA* 89,528 339,296
Enel SpA 147,188 1,278,963
EVN AG 748 19,642
Fortis, Inc. 5,664 279,940
Fortum OYJ(b) 5,939 99,546
Genesis Energy Ltd. 18,684 24,394
HK Electric Investments & HK
Electric Investments Ltd.(a) 44,500 30,988
Hokkaido Electric Power Co., Inc.(b) 71,300 338,405
Hokuriku Electric Power Co.(b) 65,100 334,308
Hydro One Ltd.(a)(b) 3,503 134,510
Iberdrola SA 62,731 1,133,464
Kansai Electric Power Co., Inc. (The) 18,600 228,849
Kyushu Electric Power Co., Inc. 6,800 60,568
Manawa Energy Ltd. 5,123 14,745
Mercury NZ Ltd.(b) 11,738 38,870
Naturenergie Holding AG* 1,178 46,446
Origin Energy Ltd. 30,659 208,727
PGE Polska Grupa Energetyczna
SA* 25,070 54,848
Power Assets Holdings Ltd. 19,000 125,814
Redeia Corp. SA(b) 3,420 71,922
Romande Energie Holding SA
(Registered) 816 42,600
Shikoku Electric Power Co., Inc. 7,600 62,472
SSE plc 20,615 465,900
Tauron Polska Energia SA* 382,664 601,043
Terna - Rete Elettrica Nazionale 16,196 161,426
Tohoku Electric Power Co., Inc. 10,000 71,754
Tokyo Electric Power Co. Holdings,
Inc.* 13,400 40,968
Verbund AG 928 71,417
7,869,082
Electrical Equipment -
1 .3%
ABB Ltd. (Registered) 17,360 912,417
Accelleron Industries AG 1,254 67,358
Daihen Corp.(b) 7,400 326,837
Fagerhult Group AB 6,336 27,525
Fuji Electric Co. Ltd. 1,500 66,493
Fujikura Ltd.(b) 2,000 73,570
Furukawa Electric Co. Ltd. 200 6,262
Huber + Suhner AG (Registered) 840 74,110
Legrand SA 3,224 352,928
Mabuchi Motor Co. Ltd.(b) 3,200 46,842
Mitsubishi Electric Corp. 24,800 479,952
NEL ASA* 32 7
Nexans SA 714 78,080
Nidec Corp. 9,520 169,056
Nitto Kogyo Corp.(b) 9,300 195,337
NKT A/S* 448 36,472
Nordex SE* 800 14,996
Prysmian SpA 2,976 162,179
Investments Shares Value
Electrical Equipment
(continued)
Schneider Electric SE 5,952 $ 1,381,604
Siemens Energy AG* 5,766 442,691
Signify NV(a)(b) 42,160 870,804
Time Interconnect Technology Ltd. 248,000 130,161
TKH Group NV, CVA(b) 1,333 52,580
Ushio, Inc. 3,800 45,742
Vestas Wind Systems A/S 8,494 112,892
6,126,895
Electronic Equipment, Instruments & Components -
1 .2%
Ai Holdings Corp.(b) 9,300 137,766
ALSO Holding AG (Registered) 31 9,488
Amano Corp. 800 23,337
Anritsu Corp.(b) 8,200 82,121
Azbil Corp. 8,400 72,552
Canon Marketing Japan, Inc. 1,500 53,316
Celestica, Inc.* 1,178 100,317
Citizen Watch Co. Ltd.(b) 74,400 429,792
Codan Ltd.(b) 7,076 71,309
Comet Holding AG (Registered) 279 72,046
FIT Hon Teng Ltd.*(a)(b) 496,000 124,085
Hakuto Co. Ltd.(b) 3,100 85,085
Halma plc 4,929 181,446
Hamamatsu Photonics KK 5,400 49,991
Hexagon AB, Class B* 22,413 217,695
Hirose Electric Co. Ltd. 582 66,160
Horiba Ltd.(b) 800 54,734
Hosiden Corp. 15,500 208,637
Ibiden Co. Ltd.(b) 2,800 77,577
Inficon Holding AG (Registered) 700 74,281
Japan Aviation Electronics Industry
Ltd. 3,400 54,561
Jenoptik AG 2,585 51,189
Kaga Electronics Co. Ltd. 12,600 226,136
Keyence Corp. 2,100 880,987
Kitron ASA 9,471 46,579
Kyocera Corp. 15,500 183,861
Lagercrantz Group AB, Class B 2,640 59,999
Landis+Gyr Group AG 1,073 69,074
LEM Holding SA (Registered) 27 22,540
Macnica Holdings, Inc.(b) 4,800 66,898
Murata Manufacturing Co. Ltd. 21,800 338,371
Mycronic AB 924 36,845
NCAB Group AB 4,028 17,758
Nohmi Bosai Ltd. 2,500 58,451
Oki Electric Industry Co. Ltd. 27,900 185,817
Omron Corp.(b) 2,800 83,034
Oxford Instruments plc 3 66
Renishaw plc 880 26,329
Riken Keiki Co. Ltd.(b) 2,400 44,891
Sensirion Holding AG*(a) 266 20,620
Sesa SpA(b) 294 24,765
Shimadzu Corp. 4,000 102,860
Softwareone Holding AG*(b) 31,186 216,319
Spectris plc 2,057 54,951
Taiyo Yuden Co. Ltd.(b) 2,500 37,805

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
107 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
TDK Corp. 18,800 $ 200,534
Tokyo Electron Device Ltd.(b) 5,100 105,654
Topcon Corp. 4,100 93,273
Vaisala OYJ, Class A 836 44,523
Venture Corp. Ltd. 7,600 67,519
VusionGroup 246 49,329
Yokogawa Electric Corp. 4,800 103,915
5,767,188
Energy Equipment & Services -
0 .5%
Aker Solutions ASA(a) 7,560 20,456
DOF Group ASA* 75,950 592,149
John Wood Group plc*(b) 33,661 8,291
Lapidoth Capital Ltd.(b) 986 16,937
Modec, Inc. 6,200 187,991
Odfjell Drilling Ltd. 38,502 199,751
Saipem SpA*(b) 17,440 40,462
SBM Offshore NV(b) 49,104 1,034,884
Subsea 7 SA 3,608 54,451
Technip Energies NV 3,542 121,194
Tenaris SA(b) 7,409 123,680
TGS ASA 1,927 14,299
Vallourec SACA* 5,111 94,731
2,509,276
Entertainment -
0 .6%
Bollore SE 12,457 77,033
Capcom Co. Ltd. 3,900 113,167
CD Projekt SA 745 46,113
CTS Eventim AG & Co. KGaA 704 83,068
DeNA Co. Ltd.* 1,100 29,729
Embracer Group AB, Class B* 2,193 27,662
EVT Ltd.(b) 6,232 56,344
Kinepolis Group NV(b) 1,030 35,594
Koei Tecmo Holdings Co. Ltd. 2,492 42,768
Konami Group Corp. 1,000 142,667
Modern Times Group MTG AB, Class
B* 28,675 345,471
Nexon Co. Ltd.(b) 6,200 97,581
Nintendo Co. Ltd. 12,400 1,028,407
Paradox Interactive AB 952 18,705
Square Enix Holdings Co. Ltd. 1,800 104,474
Toei Animation Co. Ltd. 1,000 24,257
Toho Co. Ltd. 1,200 68,648
Ubisoft Entertainment SA*(b) 1,425 16,782
Universal Music Group NV(b) 11,811 347,066
Vivendi SE 672 2,089
2,707,625
Financial Services -
1 .5%
Adyen NV*(a) 341 549,584
AMP Ltd. 65,142 53,977
Banca IFIS SpA(b) 7,037 176,465
Banca Mediolanum SpA 4,444 66,279
Investments Shares Value
Financial Services
(continued)
BFF Bank SpA*(a)(b) 60,946 $ 577,106
Edenred SE 3,069 95,520
Eurazeo SE 1,022 74,585
EXOR NV 1,984 186,965
Financial Partners Group Co. Ltd. 3,800 59,408
First National Financial Corp. 123 3,334
Fuyo General Lease Co. Ltd. 3,000 83,707
Groupe Bruxelles Lambert NV 510 42,031
HAL Trust 570 75,032
Helia Group Ltd.(b) 82,677 256,040
Hypoport SE* 96 22,262
Industrivarden AB, Class A 2,728 95,884
Industrivarden AB, Class C(b) 2,173 76,309
Infratil Ltd. 8,319 52,084
Investor AB, Class A 7,781 231,375
Investor AB, Class B 21,049 622,638
Japan Securities Finance Co. Ltd. 4,700 56,147
Kinnevik AB, Class B* 1,700 13,586
L E Lundbergforetagen AB, Class B 1,674 88,431
M&G plc 44,702 123,835
Mitsubishi HC Capital, Inc.(b) 12,800 90,320
Nexi SpA*(a)(b) 6,992 40,885
ORIX Corp. 23,200 463,707
OSB Group plc 127,131 804,894
Paragon Banking Group plc 71,207 801,787
Peugeot Invest SA 1,984 163,736
Ricoh Leasing Co. Ltd.(b) 4,400 169,041
Sofina SA 316 88,223
Tokyo Century Corp. 2,400 25,289
Washington H Soul Pattinson & Co.
Ltd.(b) 2,856 67,998
Wendel SE 272 26,715
Wise plc, Class A* 8,088 105,709
Worldline SA*(a)(b) 82,894 458,899
Zenkoku Hosho Co. Ltd. 1,200 26,004
7,015,791
Food Products -
2 .5%
a2 Milk Co. Ltd. (The) 7,139 37,113
AAK AB 2,771 72,515
Ajinomoto Co., Inc. 12,400 253,494
Ariake Japan Co. Ltd.(b) 800 33,651
Aryzta AG* 2,029 5,101
Associated British Foods plc 3,813 105,120
Austevoll Seafood ASA 3,432 32,235
Bakkafrost P/F 820 41,237
Bakkavor Group plc(a) 61,194 140,587
Barry Callebaut AG (Registered)(b) 62 55,908
Bell Food Group AG (Registered)(b) 651 210,332
Bumitama Agri Ltd. 60,800 37,718
Calbee, Inc. 600 12,083
Chocoladefabriken Lindt & Spruengli
AG(b) 22 322,337
Chocoladefabriken Lindt & Spruengli
AG (Registered) 2 284,271
Cranswick plc 13 900

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 108
Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Danone SA 7,781 $ 671,870
DyDo Group Holdings, Inc.(b) 1,000 20,450
Ebro Foods SA(b) 17,484 341,451
Elders Ltd.(b) 60,266 244,092
Emmi AG (Registered) 41 40,364
First Pacific Co. Ltd. 806,000 542,551
First Resources Ltd. 158,100 182,838
Fraser and Neave Ltd. 64,000 59,799
Fuji Oil Co. Ltd. 1,200 26,366
Glanbia plc(b) 3,500 45,356
Golden Agri-Resources Ltd. 213,400 39,225
Grieg Seafood ASA 32 201
Hilton Food Group plc 2,496 29,638
House Foods Group, Inc. 2,400 47,120
Inghams Group Ltd.(b) 106,733 234,245
Itoham Yonekyu Holdings, Inc.(b) 10,540 330,668
JDE Peet's NV 1,804 43,680
Kagome Co. Ltd. 900 18,538
Kameda Seika Co. Ltd.(b) 900 24,986
Kerry Group plc, Class A 1,426 151,159
Kikkoman Corp. 11,500 112,509
Kotobuki Spirits Co. Ltd.(b) 2,500 37,209
Leroy Seafood Group ASA 5,456 23,866
Lotus Bakeries NV 6 57,701
Maple Leaf Foods, Inc. 3,772 68,897
Maruha Nichiro Corp. 12,400 283,660
Megmilk Snow Brand Co. Ltd. 15,500 285,246
MEIJI Holdings Co. Ltd. 3,400 83,761
Mitsui DM Sugar Co. Ltd. 3,700 88,713
Morinaga & Co. Ltd. 2,200 39,260
Morinaga Milk Industry Co. Ltd. 2,400 57,106
Mowi ASA 6,696 122,750
Nestle SA (Registered) 28,613 3,055,071
Nichirei Corp. 3,200 43,926
Nippn Corp.(b) 21,700 342,295
Nisshin Oillio Group Ltd. (The) 9,300 321,106
Nisshin Seifun Group, Inc. 2,690 34,747
Nissin Foods Holdings Co. Ltd. 4,100 90,514
Nissui Corp. 8,200 49,824
Orkla ASA 8,580 95,646
Premier Foods plc 16 43
Premium Brands Holdings Corp.,
Class A 512 29,056
Prima Meat Packers Ltd. 6,200 99,972
Riken Vitamin Co. Ltd. 9,300 162,411
S Foods, Inc. 3,400 64,239
Sakata Seed Corp. 1,400 32,438
Salmar ASA 788 38,944
Saputo, Inc. 1,893 36,865
Schouw & Co. A/S 3,689 336,005
Showa Sangyo Co. Ltd. 9,300 197,227
Societe LDC SADIR(b) 2,108 183,554
Strauss Group Ltd. 952 21,567
Suedzucker AG 23,839 321,936
Investments Shares Value
Food Products
(continued)
Tate & Lyle plc 4,012 $ 29,902
Toyo Suisan Kaisha Ltd. 1,800 116,349
Viscofan SA 403 29,136
WH Group Ltd.(a) 125,000 111,868
Wilmar International Ltd. 43,400 101,711
Yakult Honsha Co. Ltd.(b) 3,300 67,844
Yamazaki Baking Co. Ltd. 2,900 69,471
12,083,544
Gas Utilities -
0 .6%
AltaGas Ltd.(b) 4,588 135,518
APA Group(b) 16,477 86,662
Brookfield Infrastructure Corp., Class
A 1,802 67,368
Enagas SA(b) 5,691 89,081
Hong Kong & China Gas Co. Ltd. 124,000 111,772
Italgas SpA(b) 6,936 57,084
Naturgy Energy Group SA(b) 2,234 66,636
Nippon Gas Co. Ltd. 1,900 35,039
Osaka Gas Co. Ltd. 7,700 195,253
Rubis SCA 31,775 1,031,594
Snam SpA(b) 33,759 194,180
Superior Plus Corp. 76,911 385,307
Tokyo Gas Co. Ltd. 9,300 309,239
2,764,733
Ground Transportation -
1 .1%
Aurizon Holdings Ltd. 29,146 57,066
Ayvens SA(a)(b) 6,498 65,852
Canadian National Railway Co. 5,673 548,326
Canadian Pacific Kansas City Ltd. 10,044 728,086
Central Japan Railway Co. 18,600 382,197
East Japan Railway Co. 12,400 269,142
Firstgroup plc 225,835 520,946
Hankyu Hanshin Holdings, Inc. 3,400 96,966
Jungfraubahn Holding AG
(Registered) 191 46,068
Keikyu Corp. 6,800 70,889
Keisei Electric Railway Co. Ltd.(b) 8,700 90,178
Kelsian Group Ltd. 59,582 103,315
Kintetsu Group Holdings Co. Ltd. 2,200 47,365
Kyushu Railway Co. 3,100 79,869
Maruzen Showa Unyu Co. Ltd. 6,200 260,796
MTR Corp. Ltd.(b) 31,264 108,047
Nagoya Railroad Co. Ltd. 3,100 37,848
Nankai Electric Railway Co. Ltd. 3,000 47,522
Nikkon Holdings Co. Ltd.(b) 3,100 64,112
Nishi-Nippon Railroad Co. Ltd.(b) 24,800 381,284
Odakyu Electric Railway Co. Ltd.(b) 4,600 50,857
Sakai Moving Service Co. Ltd. 6,200 106,188
Seibu Holdings, Inc.(b) 3,800 91,936
Seino Holdings Co. Ltd.(b) 3,100 48,856
Sixt SE 308 29,235
Sixt SE (Preference) 298 19,783
Stef SA*(b) 1,054 152,163
TFI International, Inc. 961 77,969
Tobu Railway Co. Ltd. 3,700 67,520

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
109 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Tokyu Corp.(b) 4,300 $ 52,393
West Japan Railway Co.(b) 9,300 195,337
Zigup plc 78,895 329,313
5,227,424
Health Care Equipment & Supplies -
1 .0%
Alcon AG 5,146 498,850
Ambu A/S, Class B 3,468 62,171
Ansell Ltd.(b) 2,720 52,734
Arjo AB, Class B 11,562 38,648
Asahi Intecc Co. Ltd. 3,200 49,187
BioMerieux 775 104,572
Carl Zeiss Meditec AG 715 48,848
Cochlear Ltd. 750 131,772
Coloplast A/S, Class B(b) 1,798 203,203
ConvaTec Group plc(a) 25,563 88,707
Demant A/S*(b) 1,821 66,123
DiaSorin SpA 293 33,473
Elekta AB, Class B 2,128 10,811
EssilorLuxottica SA 3,131 899,401
Fisher & Paykel Healthcare Corp.
Ltd.(b) 6,107 123,223
Fukuda Denshi Co. Ltd. 1,000 42,485
Getinge AB, Class B(b) 2,980 57,531
Hogy Medical Co. Ltd. 1,200 34,408
Hoya Corp. 3,600 423,500
Koninklijke Philips NV* 8,255 209,354
Mani, Inc. 3,400 27,376
Medacta Group SA(a) 336 54,463
Menicon Co. Ltd. 5,700 56,345
Nakanishi, Inc. 3,400 44,383
Nihon Kohden Corp. 4,600 55,630
Nipro Corp. 4,100 36,361
Olympus Corp. 12,400 162,172
Paramount Bed Holdings Co. Ltd. 1,600 25,788
PHC Holdings Corp. 6,400 43,163
Revenio Group OYJ 1,710 53,456
Siemens Healthineers AG(a) 3,224 173,642
Smith & Nephew plc 7,502 105,615
Sonova Holding AG (Registered) 409 126,122
Straumann Holding AG (Registered)
(b) 1,386 169,761
Sysmex Corp. 4,500 83,649
Terumo Corp. 18,600 357,161
Vimian Group AB*(b) 12,578 50,808
Ypsomed Holding AG (Registered) 59 25,093
4,829,989
Health Care Providers & Services -
0 .4%
Alfresa Holdings Corp. 1,500 22,641
Amplifon SpA(b) 2,112 40,346
As One Corp. 1,600 25,367
Chartwell Retirement Residences 5,304 66,468
EBOS Group Ltd.(b) 2,169 47,111
Emeis SA*(b) 24,521 314,645
Investments Shares Value
Health Care Providers & Services
(continued)
Fagron 3,658 $ 85,244
Fresenius Medical Care AG 3,534 178,809
Fresenius SE & Co. KGaA* 7,037 334,371
Galenica AG(a) 792 83,272
Medicover AB, Class B 3,403 85,208
Medipal Holdings Corp. 3,400 57,862
NMC Health plc*‡ 2,074 —
Raffles Medical Group Ltd. 60,824 47,049
Ramsay Health Care Ltd. 2,720 57,885
Ryman Healthcare Ltd.* 11,375 14,919
Ship Healthcare Holdings, Inc. 1,900 27,560
Sigma Healthcare Ltd.(b) 31,776 61,402
Sonic Healthcare Ltd. 5,642 94,150
Spire Healthcare Group plc(a) 14,036 36,258
Summerset Group Holdings Ltd.(b) 2,592 16,582
Suzuken Co. Ltd. 1,880 68,220
Terveystalo OYJ(a) 4,480 62,334
1,827,703
Health Care REITs -
0 .2%
Aedifica SA, REIT 832 66,819
Assura plc, REIT 29 19
Cofinimmo SA, REIT 11,966 958,966
Parkway Life REIT, REIT 19,000 61,553
Vital Healthcare Property Trust, REIT 30,574 31,026
1,118,383
Health Care Technology -
0 .0% (d)
M3, Inc. 6,500 81,409
Medley, Inc.*(b) 1,000 24,257
Pro Medicus Ltd. 300 44,036
Sectra AB, Class B*(b) 2,856 87,828
237,530
Hotel & Resort REITs -
0 .2%
CapitaLand Ascott Trust, REIT 32,566 21,325
CDL Hospitality Trusts, REIT 38,294 23,316
Covivio Hotels SACA, REIT(b) 22,940 610,203
Far East Hospitality Trust, REIT 53,976 22,530
Hoshino Resorts REIT, Inc., REIT(b) 24 36,949
Invincible Investment Corp., REIT 38 15,718
Japan Hotel REIT Investment Corp.,
REIT 77 38,111
768,152
Hotels, Restaurants & Leisure -
1 .6%
Accor SA 2,604 127,728
Amadeus IT Group SA 5,115 402,245
AmRest Holdings SE 6,191 28,925
Aristocrat Leisure Ltd. 8,029 343,381
Basic-Fit NV*(a) 2,632 59,629
Betsson AB, Class B* 38,719 681,253
Carnival plc* 2,976 49,708
Colowide Co. Ltd.(b) 3,500 44,081
Compass Group plc 18,197 612,018
Corporate Travel Management Ltd.
(b) 7,144 58,373

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 110
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Create Restaurants Holdings, Inc. 4,400 $ 42,815
Dalata Hotel Group plc 62,744 360,901
Deliveroo plc, Class A*(a) 4,779 10,884
Delivery Hero SE*(a) 2,397 67,548
Domino's Pizza Enterprises Ltd.(b) 1,449 23,392
Domino's Pizza Group plc 18,742 67,341
Entain plc 8,352 71,129
Evolution AB*(a) 1,736 121,350
FDJ UNITED(a) 214 7,648
Flight Centre Travel Group Ltd.(b) 4,576 37,390
Fuji Kyuko Co. Ltd. 1,000 14,575
Galaxy Entertainment Group Ltd.(b) 33,000 120,005
Genting Singapore Ltd. 104,400 59,168
Greggs plc 1,558 38,645
Heiwa Corp. 17,950 279,116
HIS Co. Ltd.(b) 3,800 45,076
Ichibanya Co. Ltd. 5,000 33,371
InterContinental Hotels Group plc 1,395 147,983
J D Wetherspoon plc(b) 4,294 37,481
Just Eat Takeaway.com NV*(a)(b) 60,512 1,323,462
KOMEDA Holdings Co. Ltd. 1,200 24,237
Kyoritsu Maintenance Co. Ltd.(b) 2,200 46,563
Lottery Corp. Ltd. (The)(b) 26,317 87,899
Lottomatica Group Spa 3,990 90,894
McDonald's Holdings Co. Japan Ltd.
(b) 1,100 46,502
Melia Hotels International SA 832 6,025
Mitchells & Butlers plc* 74,462 246,161
Monogatari Corp. (The) 1,500 39,119
MOS Food Services, Inc. 2,100 54,399
Ohsho Food Service Corp. 2,112 47,973
Oriental Land Co. Ltd. 14,000 297,686
Playtech plc* 5,824 59,121
Restaurant Brands International, Inc.
(b) 3,379 217,300
Round One Corp. 6,400 39,843
Royal Holdings Co. Ltd. 1,600 29,142
Sands China Ltd.*(b) 29,600 53,362
Scandic Hotels Group AB(a) 1,824 14,117
SJM Holdings Ltd.* 114,000 31,754
SkiStar AB 2,828 48,937
SKYCITY Entertainment Group
Ltd.*(b) 260,741 177,947
Skylark Holdings Co. Ltd.(b) 3,700 76,897
Sodexo SA 1,054 66,976
SSP Group plc 34,815 68,824
Tabcorp Holdings Ltd. 101,492 36,366
Toridoll Holdings Corp. 1,100 32,914
Trainline plc*(a) 5,536 21,503
TUI AG* 8,498 65,167
WEB Travel Group Ltd.*(b) 8,654 23,866
Whitbread plc 2,070 71,694
Wynn Macau Ltd.(b) 12,800 8,567
Yoshinoya Holdings Co. Ltd. 3,400 74,584
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Zensho Holdings Co. Ltd. 1,800 $ 111,920
7,634,880
Household Durables -
1 .1%
Atal SA 3,740 60,731
Azorim-Investment Development &
Construction Co. Ltd.(b) 5,535 25,416
Barratt Redrow plc 9,182 57,128
Bellway plc 2,480 88,842
Berkeley Group Holdings plc 1,265 70,459
Breville Group Ltd.(b) 2,420 44,192
Cairn Homes plc 11,968 26,344
Casio Computer Co. Ltd. 3,600 28,103
Chervon Holdings Ltd.(b) 43,400 72,756
De' Longhi SpA 1,012 31,291
Dom Development SA 2,232 130,205
Electra Consumer Products 1970
Ltd.(b) 3,534 97,307
ES-Con Japan Ltd.(b) 15,500 115,294
Fiskars OYJ Abp(b) 2,204 36,679
Fujitsu General Ltd. 2,100 41,267
GN Store Nord A/S*(b) 2,244 33,694
Haseko Corp. 3,500 49,958
Iida Group Holdings Co. Ltd. 3,400 53,786
JM AB 3,876 62,049
JVCKenwood Corp. 49,600 371,026
Man Wah Holdings Ltd.(b) 508,400 270,108
Nagawa Co. Ltd. 500 21,523
Nikon Corp.(b) 5,800 55,686
Open House Group Co. Ltd. 1,800 79,728
Panasonic Holdings Corp. 43,400 499,295
Persimmon plc 4,748 82,128
Rinnai Corp. 1,800 40,419
Sangetsu Corp.(b) 2,256 45,898
SEB SA 616 57,910
Sekisui House Ltd. 12,400 284,790
Sony Group Corp. 68,200 1,803,016
Sumitomo Forestry Co. Ltd.(b) 3,100 89,279
Tamron Co. Ltd.(b) 1,700 38,317
Taylor Wimpey plc 39,508 61,979
Vistry Group plc* 6,850 57,569
YIT OYJ*(b) 55,924 163,125
5,147,297
Household Products -
0 .2%
Earth Corp.(b) 600 21,663
Essity AB, Class A 1,020 29,347
Essity AB, Class B 5,952 171,805
Henkel AG & Co. KGaA 748 52,803
Henkel AG & Co. KGaA (Preference) 2,356 183,188
Pigeon Corp. 6,400 77,465
Reckitt Benckiser Group plc 8,029 518,843
Unicharm Corp.(b) 15,700 145,894
1,201,008

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
111 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
-
0 .5%
Boralex, Inc., Class A 1,519 $ 33,673
Brookfield Renewable Corp.(b) 1,904 54,158
Capital Power Corp. 1,280 48,502
Drax Group plc 132,525 1,092,174
EDP Renovaveis SA(b) 5,542 52,005
Electric Power Development Co. Ltd. 3,100 54,430
Enlight Renewable Energy Ltd.* 1,428 23,078
ERG SpA(b) 704 14,413
Innergex Renewable Energy, Inc. 3,658 35,963
Meridian Energy Ltd. 21,702 70,577
Northland Power, Inc. 23 312
Orsted A/S*(a)(b) 1,344 53,593
OY Nofar Energy Ltd.* 1,496 34,956
RWE AG 13,330 518,228
Scatec ASA*(a) 8,405 64,071
Solaria Energia y Medio Ambiente
SA* 2,380 17,948
TransAlta Corp. 6,634 59,025
2,227,106
Industrial Conglomerates -
1 .3%
Aker ASA, Class A 264 15,275
Bonheur ASA 5,859 135,599
Brookfield Business Corp., Class A(b) 8,432 220,735
CK Hutchison Holdings Ltd. 46,856 264,651
CTF Services Ltd. 38,000 35,968
DCC plc 1,612 105,203
Hikari Tsushin, Inc. 100 27,748
Hitachi Ltd. 52,700 1,299,766
Investment AB Latour, Class B 2,024 54,729
Italmobiliare SpA(b) 1,024 28,577
Jardine Cycle & Carriage Ltd. 3,800 75,465
Jardine Matheson Holdings Ltd. 3,100 137,826
Keppel Ltd. 18,000 90,434
Lifco AB, Class B(b) 3,736 144,793
Nisshinbo Holdings, Inc.(b) 49,600 295,952
Nolato AB, Class B 11,029 62,035
Noritsu Koki Co. Ltd. 6,200 196,032
Sekisui Chemical Co. Ltd. 6,200 108,187
Siemens AG (Registered) 8,246 1,893,007
Smiths Group plc 2,666 66,377
Storskogen Group AB, Class B(b) 504,897 659,069
Swire Pacific Ltd., Class A 10,500 90,855
TOKAI Holdings Corp. 4,100 28,772
6,037,055
Industrial REITs -
0 .3%
ARGAN SA, REIT 588 40,706
CapitaLand Ascendas REIT, REIT 47,235 96,228
Centuria Industrial REIT, REIT(b) 6,256 11,769
Dream Industrial REIT, REIT 7,125 54,677
ESR-REIT, REIT 9,520 16,040
Frasers Logistics & Commercial
Trust, REIT(a) 49,400 33,862
Investments Shares Value
Industrial REITs
(continued)
GLP J-REIT, REIT 38 $ 32,821
Goodman Group, REIT 20,584 394,857
Goodman Property Trust, REIT(b) 19,085 20,783
Granite REIT, REIT 484 22,159
Industrial & Infrastructure Fund
Investment Corp., REIT 68 55,681
LaSalle Logiport REIT, REIT 44 41,983
Mapletree Industrial Trust, REIT 35,589 55,058
Mapletree Logistics Trust, REIT 62,253 53,399
Mitsui Fudosan Logistics Park, Inc.,
REIT 79 56,436
Nippon Prologis REIT, Inc., REIT 7 11,587
Property for Industry Ltd., REIT 26,697 32,637
Segro plc, REIT 10,943 99,480
Tritax Big Box REIT plc, REIT 32,912 62,864
Warehouses De Pauw CVA, REIT* 3,179 81,237
1,274,264
Insurance -
5 .7%
Admiral Group plc 3,317 144,346
Aegon Ltd. 27,529 176,246
Ageas SA/NV 2,790 175,227
AIA Group Ltd. 124,000 929,037
Allianz SE (Registered) 7,719 3,194,822
Alm Brand A/S 27,040 64,331
ASR Nederland NV 2,554 160,841
AUB Group Ltd.(b) 2,926 59,742
Aviva plc 59,737 446,828
AXA SA* 34,627 1,636,288
Baloise Holding AG (Registered) 279 62,234
Beazley plc 11,643 137,554
CBL Corp. Ltd.*(e) 102,937 —
Clal Insurance Enterprises Holdings
Ltd. 899 24,605
Coface SA 38,378 785,708
Conduit Holdings Ltd. 44,330 203,984
Dai-ichi Life Holdings, Inc. 74,400 534,372
Definity Financial Corp. 1,025 51,061
Direct Line Insurance Group plc 444,447 1,680,023
Fairfax Financial Holdings Ltd. 372 579,639
Generali(b) 18,476 675,023
Gjensidige Forsikring ASA 3,131 73,248
Great-West Lifeco, Inc. 4,472 173,564
Grupo Catalana Occidente SA 704 39,293
Hannover Rueck SE 775 248,789
Harel Insurance Investments &
Financial Services Ltd. 3,957 65,688
Helvetia Holding AG (Registered)(b) 670 147,820
Hiscox Ltd. 6,541 96,018
iA Financial Corp., Inc. 1,798 174,320
Insurance Australia Group Ltd. 32,023 168,222
Intact Financial Corp. 2,108 467,246
Japan Post Holdings Co. Ltd. 34,100 331,103
Japan Post Insurance Co. Ltd. 4,400 88,207
Just Group plc 347,076 652,734
Lancashire Holdings Ltd. 78,244 588,394

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 112
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Legal & General Group plc 110,918 $ 347,419
Lifenet Insurance Co.*(b) 3,800 47,686
Mandatum OYJ 10,146 71,669
Manulife Financial Corp. 33,790 1,033,539
Mapfre SA 22,440 79,944
Medibank Pvt Ltd. 36,979 110,024
Menora Mivtachim Holdings Ltd.(b) 492 25,999
Migdal Insurance & Financial
Holdings Ltd. 22,656 43,531
MS&AD Insurance Group Holdings,
Inc. 24,800 564,190
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered)* 2,635 1,801,994
nib holdings Ltd.(b) 6,172 27,012
NN Group NV 4,854 297,409
Phoenix Financial Ltd. 4,927 97,036
Phoenix Group Holdings plc 17,422 139,042
Poste Italiane SpA(a) 8,645 175,317
Power Corp. of Canada 10,106 381,764
Powszechny Zaklad Ubezpieczen SA 9,409 147,135
Protector Forsikring ASA 1,764 62,174
Prudential plc 52,359 553,753
QBE Insurance Group Ltd. 26,908 371,717
Sampo OYJ, Class A 28,210 282,773
SCOR SE 2,204 69,099
Sompo Holdings, Inc. 18,600 605,700
Steadfast Group Ltd. 17,908 67,261
Storebrand ASA 10,005 120,504
Sun Life Financial, Inc. 10,633 632,376
Suncorp Group Ltd. 12,426 161,083
Swiss Life Holding AG (Registered) 279 279,085
Swiss Re AG 5,270 947,542
T&D Holdings, Inc. 9,300 197,618
Talanx AG 938 107,587
Tokio Marine Holdings, Inc. 21,700 868,365
Trisura Group Ltd.* 874 23,949
Tryg A/S(b) 3,984 95,391
Unipol Assicurazioni SpA 5,890 105,453
Wuestenrot & Wuerttembergische AG 8,215 132,605
Zurich Insurance Group AG 1,612 1,142,475
27,253,777
Interactive Media & Services -
0 .2%
Auto Trader Group plc(a) 11,222 125,790
Baltic Classifieds Group plc 16,280 73,934
Better Collective A/S*(b) 2,464 32,470
CAR Group Ltd. 5,178 110,361
Domain Holdings Australia Ltd. 12,956 35,564
Hemnet Group AB* 925 31,745
Kakaku.com, Inc. 1,600 28,379
LY Corp. 34,600 130,939
MONY Group plc 27,525 74,192
REA Group Ltd.(b) 822 130,558
Rightmove plc 11,759 115,882
Investments Shares Value
Interactive Media & Services
(continued)
Scout24 SE(a) 1,124 $ 133,776
SEEK Ltd.(b) 4,807 65,544
Trustpilot Group plc*(a) 14,960 44,720
1,133,854
IT Services -
1 .0%
Addnode Group AB, Class B 5,472 47,373
Alten SA 616 51,783
Atea ASA 2,420 33,138
Bechtle AG 1,364 57,990
BIPROGY, Inc. 1,100 36,037
Bouvet ASA 5,054 38,941
Capgemini SE 1,953 310,477
CGI, Inc. 2,449 259,172
Computacenter plc 1,092 35,152
Data#3 Ltd.(b) 8,952 41,699
Digital Garage, Inc. 1,300 40,967
DTS Corp. 2,100 59,846
Formula Systems 1985 Ltd. 155 13,681
Fujitsu Ltd. 18,600 410,885
GMO internet group, Inc. 1,200 28,107
Indra Sistemas SA 2,759 87,879
Kainos Group plc 4,469 43,665
Kontron AG 14,570 352,449
Megaport Ltd.*(b) 6,954 50,813
NEC Corp. 15,500 377,720
Netcompany Group A/S*(a) 96 4,314
NEXTDC Ltd.*(b) 9,703 73,446
Nomura Research Institute Ltd. 5,445 205,829
NS Solutions Corp.(b) 1,600 37,925
NTT Data Group Corp.(b) 8,000 158,581
Obic Co. Ltd. 3,900 136,462
Otsuka Corp. 3,100 68,915
OVH Groupe SAS*(b) 3,078 40,937
Reply SpA 469 83,596
SCSK Corp.(b) 2,700 70,850
Shopify, Inc., Class A* 13,299 1,262,409
Softcat plc 2,394 53,433
Sopra Steria Group 396 81,028
TietoEVRY OYJ(b) 408 7,319
TIS, Inc. 1,400 40,545
Wavestone(b) 532 28,393
4,731,756
Leisure Products -
0 .2%
Bandai Namco Holdings, Inc. 6,200 215,114
Beneteau SACA(b) 8,344 76,118
BRP, Inc.(b) 256 8,655
Games Workshop Group plc 310 63,808
Mizuno Corp. 3,000 53,526
Roland Corp. 3,100 68,785
Sankyo Co. Ltd. 3,300 50,365
Sanlorenzo SpA(b) 984 31,543
Sega Sammy Holdings, Inc. 2,600 54,546
Shimano, Inc.(b) 1,100 155,661
Technogym SpA(a) 4,905 66,240
Thule Group AB(a)(b) 2,024 46,167

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
113 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Leisure Products
(continued)
Universal Entertainment Corp.(b) 9,600 $ 74,504
Yamaha Corp. 8,400 61,245
Yonex Co. Ltd.(b) 2,400 39,271
1,065,548
Life Sciences Tools & Services -
0 .2%
AddLife AB, Class B 336 6,375
Bachem Holding AG* 328 20,097
Eurofins Scientific SE(b) 1,550 97,754
Evotec SE* 3,328 27,730
Gerresheimer AG 574 38,758
Lonza Group AG (Registered) 837 599,523
QIAGEN NV*(b) 1,368 58,712
Sartorius AG (Preference) 330 85,192
Sartorius Stedim Biotech 158 37,035
Siegfried Holding AG (Registered)*(b) 380 45,318
SKAN Group AG 451 36,881
Tecan Group AG (Registered) 220 42,728
Wuxi Biologics Cayman, Inc.*(a) 31,000 91,145
1,187,248
Machinery -
3 .9%
Aalberts NV 2,078 68,834
Alfa Laval AB(b) 3,720 154,317
Alstom SA* 6,510 157,033
Amada Co. Ltd. 7,200 71,980
ANDRITZ AG 1,352 96,901
Atlas Copco AB, Class A(b) 30,318 471,042
Atlas Copco AB, Class B(b) 17,391 242,431
ATS Corp.*(b) 1,476 37,122
AutoStore Holdings Ltd.*(a) 15,006 6,729
Beijer Alma AB 2,304 48,015
Bodycote plc 59,520 378,424
Bucher Industries AG (Registered) 82 35,424
Burckhardt Compression Holding AG 4 2,716
CKD Corp. 4,100 59,873
Construcciones y Auxiliar de
Ferrocarriles SA 6,603 322,756
Daetwyler Holding AG 32 4,626
Daifuku Co. Ltd.(b) 3,100 82,303
Daimler Truck Holding AG 8,866 354,357
Danieli & C Officine Meccaniche
SpA(b) 3,255 112,114
Danieli & C Officine Meccaniche SpA
(Retirement Savings Plan) 11,780 318,972
DMG Mori Co. Ltd. 2,100 36,416
Duerr AG 16,430 387,544
Ebara Corp. 5,500 82,978
Electrolux Professional AB, Class B* 5,882 34,335
Epiroc AB, Class A(b) 7,192 155,698
Epiroc AB, Class B 4,256 83,488
FANUC Corp. 9,300 238,237
FLSmidth & Co. A/S 1,271 59,974
Fluidra SA 912 21,066
Fuji Corp. 1,000 14,898
Investments Shares Value
Machinery
(continued)
Fujitec Co. Ltd. 200 $ 7,852
GEA Group AG 2,294 149,421
Georg Fischer AG (Registered)(b) 1,240 89,633
Glory Ltd. 15,500 273,184
Harmonic Drive Systems, Inc. 1,500 35,281
Hiab OYJ, Class B 684 32,517
Hitachi Construction Machinery Co.
Ltd.(b) 2,800 83,309
Hoshizaki Corp.(b) 2,400 102,165
Husqvarna AB, Class B(b) 7,480 34,938
IHI Corp. 1,900 148,521
IMI plc 1,824 43,074
Indutrade AB 3,998 108,107
Interpump Group SpA(b) 1,535 52,487
Interroll Holding AG (Registered) 31 67,904
Iveco Group NV(b) 67,425 1,073,418
Jungheinrich AG (Preference) 16,833 609,256
Kanadevia Corp. 58,900 377,416
Kardex Holding AG (Registered) 8 2,010
Kawasaki Heavy Industries Ltd. 2,000 118,746
KION Group AG 1,419 60,038
Kitz Corp. 21,700 165,975
Knorr-Bremse AG 918 90,996
Komatsu Ltd. 18,600 534,763
Kone OYJ, Class B 4,340 268,875
Konecranes OYJ 1,310 87,562
Krones AG 246 35,906
KSB SE & Co. KGaA (Preference) 217 197,833
Kubota Corp. 21,700 251,473
Kurita Water Industries Ltd. 2,500 82,813
Kyokuto Kaihatsu Kogyo Co. Ltd. 3,400 57,183
Makino Milling Machine Co. Ltd. 7,300 576,262
Makita Corp. 3,600 105,547
Metso OYJ(b) 9,579 104,076
MINEBEA MITSUMI, Inc. 6,711 98,520
MISUMI Group, Inc. 4,100 57,545
Mitsubishi Heavy Industries Ltd. 39,100 766,567
Mitsubishi Logisnext Co. Ltd.(b) 12,400 174,473
Mitsuboshi Belting Ltd.(b) 1,300 32,582
Mitsui E&S Co. Ltd.(b) 34,100 435,095
Miura Co. Ltd. 2,100 44,830
Morgan Advanced Materials plc 85,033 223,523
Nabtesco Corp. 3,400 51,164
Namura Shipbuilding Co. Ltd.(b) 21,700 305,784
NFI Group, Inc.* 4,826 40,528
NGK Insulators Ltd. 3,400 41,988
Nitta Corp. 6,200 159,303
Noritake Co. Ltd.(b) 9,300 242,215
NSK Ltd. 15,200 66,495
NTN Corp.(b) 151,900 234,176
OC Oerlikon Corp. AG Pfaffikon
(Registered) 55,087 234,090
OKUMA Corp. 1,400 31,359
OSG Corp. 27,900 331,048
Pfeiffer Vacuum Technology AG 220 38,913
Rational AG 55 47,047

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 114
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Rotork plc 13,640 $ 55,386
Sandvik AB(b) 11,935 247,612
Schindler Holding AG 498 182,292
Schindler Holding AG (Registered) 348 123,658
Seatrium Ltd.* 32,477 47,508
SFS Group AG* 220 29,717
Shibaura Machine Co. Ltd. 9,300 234,391
Shibuya Corp. 6,200 134,745
SKF AB, Class A(b) 1,408 28,029
SKF AB, Class B 5,394 106,008
SMC Corp.(b) 700 228,050
Spirax Group plc 1,023 80,277
Stabilus SE 7,936 219,216
Stadler Rail AG(b) 3,003 79,227
Sulzer AG (Registered) 280 47,430
Sumitomo Heavy Industries Ltd.(b) 3,300 68,735
Tadano Ltd. 3,400 23,591
Techtronic Industries Co. Ltd. 15,500 156,705
THK Co. Ltd. 3,100 76,348
Tocalo Co. Ltd. 3,800 43,744
TOMRA Systems ASA* 3,872 60,675
Toyota Industries Corp.(b) 3,100 364,246
Trelleborg AB, Class B 2,666 91,991
Troax Group AB 1,806 25,129
Tsubakimoto Chain Co. 27,900 339,752
Valmet OYJ(b) 3,037 92,660
VAT Group AG(a) 341 122,125
Vesuvius plc 72,478 331,280
Volvo AB, Class A 3,112 84,923
Volvo AB, Class B 27,869 758,784
Wacker Neuson SE 7,967 213,733
Wartsila OYJ Abp 5,216 96,410
Weir Group plc (The) 3,286 98,667
YAMABIKO Corp. 12,400 185,861
Yaskawa Electric Corp. 3,100 65,569
18,970,863
Marine Transportation -
0 .5%
AP Moller - Maersk A/S, Class A(b) 63 107,088
AP Moller - Maersk A/S, Class B(b) 62 106,096
Clarkson plc 1,408 61,780
D/S Norden A/S 6,231 169,692
Dfds A/S* 8,215 114,176
Golden Ocean Group Ltd.(b) 3,228 24,809
Hoegh Autoliners ASA 1,824 14,599
Iino Kaiun Kaisha Ltd.(b) 27,900 203,226
Kawasaki Kisen Kaisha Ltd.(b) 9,300 127,138
Kuehne + Nagel International AG
(Registered)(b) 620 142,485
Mitsui OSK Lines Ltd.(b) 7,300 242,532
MPC Container Ships ASA 104,780 154,594
Nippon Yusen KK(b) 9,300 303,176
NS United Kaiun Kaisha Ltd. 3,200 84,464
Odfjell SE, Class A 5,939 55,839
Pacific Basin Shipping Ltd.(b) 1,891,000 424,303
Investments Shares Value
Marine Transportation
(continued)
SITC International Holdings Co. Ltd. 24,000 $ 66,386
Stolt-Nielsen Ltd. 891 20,020
Wallenius Wilhelmsen ASA 2,952 21,279
2,443,682
Media -
0 .9%
4imprint Group plc 73 3,315
Atresmedia Corp. de Medios de
Comunicacion SA 25,451 160,859
CyberAgent, Inc. 6,300 54,083
Cyfrowy Polsat SA* 8,832 43,401
Dentsu Group, Inc.(b) 3,200 66,719
Future plc 35,929 337,852
Hakuhodo DY Holdings, Inc. 4,700 35,339
Informa plc 14,880 144,652
IPSOS SA 12,896 609,543
ITV plc 48,868 52,284
JCDecaux SE* 968 16,847
Metropole Television SA*(b) 15,345 240,719
MFE-MediaForEurope NV, Class A(b) 47,266 171,720
MFE-MediaForEurope NV, Class
B(b) 20,271 98,624
Nine Entertainment Co. Holdings
Ltd.(b) 425,692 389,502
ProSiebenSat.1 Media SE 56,761 396,494
Publicis Groupe SA 2,883 292,527
Sanoma OYJ 3,895 42,904
Schibsted ASA, Class A 1,862 56,668
SES SA, Class A, ADR(b) 123,969 656,413
SKY Perfect JSAT Holdings, Inc. 6,200 49,986
Television Francaise 1 SA 27,652 264,041
TV Asahi Holdings Corp. 7,400 134,314
TX Group AG 205 46,251
WPP plc 16,554 127,405
4,492,462
Metals & Mining -
5 .0%
Acerinox SA 62,062 700,904
Agnico Eagle Mines Ltd. 6,127 718,713
Alamos Gold, Inc., Class A 3,913 111,642
Alleima AB(b) 56,885 446,769
Anglo American plc 14,725 399,067
Antofagasta plc 4,384 95,624
Aperam SA 15,469 449,105
ArcelorMittal SA 7,998 235,658
ARE Holdings, Inc. 27,900 347,185
Aurubis AG 738 64,219
AVZ Minerals Ltd.*‡(b) 111,012 2,841
B2Gold Corp. 25,413 79,295
Barrick Gold Corp. 20,429 388,821
Bekaert SA 12,369 476,650
Bellevue Gold Ltd.*(b) 49,941 29,079
BHP Group Ltd.(b) 55,738 1,362,007
BlueScope Steel Ltd. 7,719 117,894
Boliden AB* 4,433 136,094
Calibre Mining Corp.* 238,080 556,721
Capricorn Metals Ltd.*(b) 18,670 110,500

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
115 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Capstone Copper Corp.* 11,016 $ 52,955
Centerra Gold, Inc. 8,892 59,417
Champion Iron Ltd.(b) 6,468 18,913
De Grey Mining Ltd.* 1,760 2,570
Deterra Royalties Ltd.(b) 121,582 283,949
Dowa Holdings Co. Ltd. 1,100 35,304
Dundee Precious Metals, Inc. 62,620 819,187
Eldorado Gold Corp.* 65 1,221
Emerald Resources NL*(b) 21,402 54,913
Endeavour Mining plc 3,755 101,114
Equinox Gold Corp.*(b) 126,263 847,360
Eramet SA(b) 2,356 130,160
ERO Copper Corp.* 4,268 53,207
Evolution Mining Ltd. 27,187 136,208
Falcon Metals Ltd.* 1 — (f)
First Majestic Silver Corp. 6,752 42,087
First Quantum Minerals Ltd.* 10,478 140,410
Foran Mining Corp.*(b) 11,210 27,349
Fortescue Ltd. 27,063 280,350
Fortuna Mining Corp.* 8,897 55,393
Franco-Nevada Corp. 2,246 385,217
Genesis Minerals Ltd.*(b) 28,768 71,052
Glencore plc 205,127 669,627
Gold Road Resources Ltd. 26,415 51,212
Granges AB(b) 33,201 415,490
Grupa Kety SA 308 70,724
Hill & Smith plc 3,178 75,983
Hochschild Mining plc* 113,894 429,306
Hudbay Minerals, Inc. 4,608 33,460
IAMGOLD Corp.* 13,733 97,134
IGO Ltd.(b) 16,378 41,079
Ivanhoe Mines Ltd., Class A*(b) 8,367 74,142
Jastrzebska Spolka Weglowa SA* 17,670 113,176
JFE Holdings, Inc.(b) 9,300 108,231
K92 Mining, Inc.*(b) 5,700 52,325
KGHM Polska Miedz SA 2,883 91,600
Kinross Gold Corp. 17,385 256,124
Kobe Steel Ltd. 9,400 109,987
Labrador Iron Ore Royalty Corp.(b) 512 11,068
Liontown Resources Ltd.*(b) 27,470 9,228
Lundin Gold, Inc. 1,287 52,391
Lundin Mining Corp.(b) 10,787 88,089
Lynas Rare Earths Ltd.*(b) 13,899 76,304
MAG Silver Corp.(b) 4,656 72,167
Maruichi Steel Tube Ltd. 2,000 47,266
Mineral Resources Ltd.*(b) 2,376 31,303
Mitsubishi Materials Corp. 3,800 59,768
Mongolian Mining Corp.*(b) 186,000 153,747
New Gold, Inc.* 27,280 108,425
NGEx Minerals Ltd.* 5,511 48,236
Nickel Industries Ltd.(b) 42,752 15,455
Nippon Light Metal Holdings Co. Ltd. 21,700 226,371
Nippon Steel Corp.(b) 21,715 458,232
Norsk Hydro ASA 22,630 119,152
Investments Shares Value
Metals & Mining
(continued)
Northern Star Resources Ltd.(b) 13,276 $ 162,927
Novagold Resources, Inc.* 4,608 19,516
OceanaGold Corp. 232,508 821,428
Orla Mining Ltd.*(b) 7,750 85,170
Outokumpu OYJ(b) 7,392 28,351
Pan American Silver Corp. 4,418 111,018
Perseus Mining Ltd. 31,279 67,046
Pilbara Minerals Ltd.*(b) 34,446 33,171
Ramelius Resources Ltd.(b) 54,775 92,176
Regis Resources Ltd.* 22,413 64,678
Rio Tinto Ltd.(b) 4,557 341,440
Rio Tinto plc 20,150 1,196,881
Sandfire Resources Ltd.*(b) 11,559 73,738
Sandstorm Gold Ltd. 2,294 19,912
Seabridge Gold, Inc.* 3,604 44,694
Sims Ltd.(b) 3,162 29,579
South32 Ltd. 35,216 61,966
SSAB AB, Class A 6,150 38,896
SSAB AB, Class B(b) 12,333 76,799
SSR Mining, Inc.*(b) 68,944 732,714
Stanmore Resources Ltd.(b) 115,010 143,131
Sumitomo Metal Mining Co. Ltd. 5,000 111,504
Teck Resources Ltd., Class B 4,123 139,841
thyssenkrupp AG 163,556 1,862,941
Tokyo Steel Manufacturing Co. Ltd. 18,600 210,593
Torex Gold Resources, Inc.* 28,272 913,882
UACJ Corp. 12,200 411,827
Vault Minerals Ltd.* 213,354 58,701
voestalpine AG 1,880 49,495
Wesdome Gold Mines Ltd.* 3,534 43,391
West African Resources Ltd.* 357,430 546,597
Wheaton Precious Metals Corp. 4,526 377,172
Yamato Kogyo Co. Ltd. 1,300 77,367
Yodogawa Steel Works Ltd. 1,600 64,947
Zimplats Holdings Ltd.*(b) 4,902 39,207
23,846,622
Multi-Utilities -
1 .0%
A2A SpA 29,479 75,029
ACEA SpA 3,026 71,204
AGL Energy Ltd. 11,596 78,871
Algonquin Power & Utilities Corp.(b) 5,134 27,616
Atco Ltd., Class I 1,953 73,282
Canadian Utilities Ltd., Class A 2,278 63,641
Centrica plc 100,595 215,185
E.ON SE 42,749 749,091
Engie SA 38,657 799,110
Hera SpA 19,272 91,266
Iren SpA 224,192 640,693
National Grid plc 95,108 1,375,797
REN - Redes Energeticas Nacionais
SGPS SA 6,188 20,364
Sembcorp Industries Ltd. 16,300 82,393
Telecom Plus plc 448 11,322
Veolia Environnement SA 13,237 484,218
4,859,082

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 116
Investments Shares Value
COMMON STOCKS (continued)
Office REITs -
0 .2%
Abacus Group, REIT(b) 35,454 $ 25,861
Allied Properties REIT, REIT(b) 22,289 247,530
Champion REIT, REIT(b) 682,000 202,277
Cromwell Property Group, REIT(b) 219,776 52,734
Derwent London plc, REIT 1,023 26,550
Dexus, REIT 13,082 62,946
Gecina SA, REIT 440 45,265
Global One Real Estate Investment
Corp., REIT 48 40,146
Great Portland Estates plc, REIT 19,240 79,667
Ichigo Office REIT Investment Corp.,
REIT(b) 41 23,972
Japan Prime Realty Investment
Corp., REIT 13 32,172
Japan Real Estate Investment Corp.,
REIT(b) 120 95,317
Keppel REIT, REIT 3,800 2,488
Nippon Building Fund, Inc., REIT 117 108,765
Orix JREIT, Inc., REIT 68 85,715
Precinct Properties Group, REIT 67,298 43,133
Workspace Group plc, REIT 4,978 29,555
1,204,093
Oil, Gas & Consumable Fuels -
5 .2%
Advantage Energy Ltd.*(b) 50,344 356,814
Aker BP ASA 3,997 86,030
Ampol Ltd.(b) 4,284 64,964
ARC Resources Ltd. 11,377 210,112
Athabasca Oil Corp.* 14,752 48,486
Baytex Energy Corp.(b) 256,587 395,664
Beach Energy Ltd.(b) 537,943 404,438
Birchcliff Energy Ltd. 15,130 61,668
Bluenord ASA* 7,626 438,295
Boss Energy Ltd.*(b) 21,197 42,994
BP plc 306,869 1,435,827
BRIGHTOIL*‡ 50,147 —
BW Energy Ltd.*(b) 16,694 43,627
Cameco Corp. 5,115 230,440
Canadian Natural Resources Ltd. 24,459 700,498
Cenovus Energy, Inc. 23,808 279,739
Cool Co. Ltd.(b) 7,714 48,352
Cosmo Energy Holdings Co. Ltd.(b) 1,600 65,676
Denison Mines Corp.*(b) 19,424 27,843
DNO ASA 321,625 369,328
Enbridge, Inc. 23,684 1,105,413
ENEOS Holdings, Inc. 52,700 253,414
Energean plc 52,204 615,009
Eni SpA 39,649 572,402
Equinor ASA 17,019 390,438
Esso SA Francaise(b) 672 107,938
Etablissements Maurel et Prom SA 16,750 86,635
FLEX LNG Ltd.(b) 9,610 232,606
Freehold Royalties Ltd.(b) 5,060 41,797
Galp Energia SGPS SA 5,704 88,410
Gaztransport Et Technigaz SA 410 67,021
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Gibson Energy, Inc.(b) 4,495 $ 70,583
Harbour Energy plc 19,840 40,545
Headwater Exploration, Inc.(b) 70,990 287,804
Idemitsu Kosan Co. Ltd. 21,700 134,560
Imperial Oil Ltd.(b) 2,356 158,607
Inpex Corp. 17,500 221,940
International Petroleum Corp.*(b) 4,726 62,783
Ithaca Energy plc(b) 78,616 140,080
Itochu Enex Co. Ltd. 15,600 168,643
Iwatani Corp. 5,588 53,435
Japan Petroleum Exploration Co. Ltd. 8,500 61,080
Karoon Energy Ltd.(b) 264,151 243,385
Keyera Corp. 3,011 93,275
Koninklijke Vopak NV 1,224 50,702
MEG Energy Corp.(b) 4,396 61,550
Neste OYJ(b) 7,378 76,791
New Hope Corp. Ltd. 10,930 25,666
NexGen Energy Ltd.* 10,602 55,416
NuVista Energy Ltd.*(b) 58,001 493,384
Oil Refineries Ltd.(b) 840,689 210,689
Okeanis Eco Tankers Corp.(a)(b) 3,720 86,633
OMV AG 2,883 149,312
ORLEN SA 12,462 225,977
Paladin Energy Ltd.*(b) 5,712 21,417
Paramount Resources Ltd., Class
A(b) 26,908 304,865
Parex Resources, Inc.(b) 36,797 295,697
Parkland Corp. 2,923 73,493
Paz Retail And Energy Ltd. 3,070 432,152
Pembina Pipeline Corp. 7,378 281,489
Peyto Exploration & Development
Corp.(b) 65,007 812,293
PrairieSky Royalty Ltd. 3,853 64,742
Repsol SA 19,964 245,323
San-Ai Obbli Co. Ltd.(b) 15,500 182,231
Santos Ltd. 60,667 233,295
Secure Waste Infrastructure Corp. 5,504 52,318
Shell plc 117,645 3,834,963
South Bow Corp.(b) 1,888 46,541
Suncor Energy, Inc. 24,273 855,609
Tamar Petroleum Ltd.(a)(b) 11,265 106,241
Tamarack Valley Energy Ltd.(b) 180,141 465,578
TC Energy Corp. 11,873 598,678
Topaz Energy Corp.(b) 3,731 62,206
TORM plc, Class A(b) 15,810 263,803
TotalEnergies SE 40,517 2,356,312
Tourmaline Oil Corp.(b) 5,952 262,417
United Energy Group Ltd.(b) 2,170,000 113,331
Var Energi ASA 7,339 20,220
Veren, Inc. 13,396 79,137
Vermilion Energy, Inc.(b) 57,040 343,570
Viva Energy Group Ltd.(a)(b) 18,033 19,846
Whitecap Resources, Inc.(b) 11,560 65,445
Whitehaven Coal Ltd.(b) 16,702 53,327
Woodside Energy Group Ltd.(b) 37,882 502,713

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
117 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Yellow Cake plc*(a)(b) 7,602 $ 43,561
25,137,531
Paper & Forest Products -
0 .3%
Daio Paper Corp.(b) 3,745 23,918
Hokuetsu Corp.(b) 6,700 51,387
Holmen AB, Class B 1,116 44,270
Mondi plc 9,672 146,371
Navigator Co. SA (The)(b) 5,269 20,041
Nippon Paper Industries Co. Ltd.(b) 40,300 313,043
Oji Holdings Corp. 11,400 53,931
Semapa-Sociedade de Investimento
e Gestao(b) 4,873 91,344
Stella-Jones, Inc. 1,224 59,902
Stora Enso OYJ, Class R(b) 5,168 47,973
Svenska Cellulosa AB SCA, Class
A(b) 2,068 26,716
Svenska Cellulosa AB SCA, Class B 5,938 77,143
UPM-Kymmene OYJ 10,478 277,761
West Fraser Timber Co. Ltd. 1,071 79,141
1,312,941
Passenger Airlines -
0 .4%
Air Canada* 5,030 50,872
Air France-KLM*(b) 41,230 359,104
Air New Zealand Ltd.(b) 11,968 4,120
ANA Holdings, Inc. 3,200 61,380
Cathay Pacific Airways Ltd.(b) 38,000 43,759
Deutsche Lufthansa AG (Registered) 10,813 77,634
easyJet plc 6,806 44,963
El Al Israel Airlines*(b) 70,928 215,958
Exchange Income Corp.(b) 2,185 80,136
International Consolidated Airlines
Group SA 67,363 233,940
Japan Airlines Co. Ltd. 3,100 56,104
JET2 plc 3,893 82,314
Norwegian Air Shuttle ASA* 126,294 165,815
Qantas Airways Ltd. 20,943 118,593
Singapore Airlines Ltd. 21,799 112,025
Wizz Air Holdings plc*(a)(b) 17,391 377,706
2,084,423
Personal Care Products -
0 .8%
Beiersdorf AG 1,240 174,787
Intercos SpA 2,166 32,747
Interparfums SA 174 6,880
Kao Corp. 6,200 265,447
Kobayashi Pharmaceutical Co. Ltd.
(b) 900 34,368
Kose Corp.(b) 700 30,146
L'Oreal SA* 2,666 1,172,833
Milbon Co. Ltd. 1,000 18,971
Noevir Holdings Co. Ltd. 1,000 28,919
Pola Orbis Holdings, Inc. 2,000 18,291
Rohto Pharmaceutical Co. Ltd. 3,900 65,210
Investments Shares Value
Personal Care Products
(continued)
Shiseido Co. Ltd.(b) 5,600 $ 92,398
Unilever plc 27,342 1,738,021
3,679,018
Pharmaceuticals -
4 .0%
ALK-Abello A/S, Class B* 2,158 49,961
Almirall SA 4,661 51,659
Astellas Pharma, Inc. 21,700 217,167
AstraZeneca plc 17,267 2,474,256
Bausch Health Cos., Inc.* 6,304 33,453
Bayer AG (Registered) 16,244 425,257
Camurus AB* 702 45,199
Chugai Pharmaceutical Co. Ltd. 8,300 478,251
Daiichi Sankyo Co. Ltd. 21,700 554,366
Eisai Co. Ltd.(b) 3,500 101,045
Faes Farma SA 17,897 86,871
Financiere de Tubize SA 510 73,164
Galderma Group AG(b) 608 70,955
GSK plc 77,562 1,536,900
H Lundbeck A/S, Class A 5,650 23,364
Haleon plc 67,642 340,075
Haw Par Corp. Ltd. 46,500 461,546
Hikma Pharmaceuticals plc 2,800 74,238
Hutchmed China Ltd.*(b) 12,540 38,524
Indivior plc*(b) 31,217 354,838
Ipsen SA 710 82,404
JCR Pharmaceuticals Co. Ltd. 2,400 8,329
Kaken Pharmaceutical Co. Ltd. 1,500 42,747
Kissei Pharmaceutical Co. Ltd. 1,400 36,757
Kyowa Kirin Co. Ltd. 4,300 67,074
Laboratorios Farmaceuticos Rovi SA 424 24,846
Merck KGaA 1,581 219,079
Mochida Pharmaceutical Co. Ltd. 900 19,497
Nippon Shinyaku Co. Ltd. 1,400 36,089
Novartis AG (Registered) 21,049 2,402,416
Novo Nordisk A/S, Class B 35,495 2,352,295
Nxera Pharma Co. Ltd.*(b) 3,400 21,214
Ono Pharmaceutical Co. Ltd. 9,300 107,057
Orion OYJ, Class A 352 21,875
Orion OYJ, Class B 1,209 75,794
Otsuka Holdings Co. Ltd. 6,300 307,271
Recordati Industria Chimica e
Farmaceutica SpA 1,578 93,008
Roche Holding AG 434 151,893
Roche Holding AG - BR 7,688 2,519,475
Sandoz Group AG 3,596 156,574
Sanofi SA 12,462 1,358,537
Santen Pharmaceutical Co. Ltd. 1,100 11,159
Shionogi & Co. Ltd. 10,200 171,192
Sumitomo Pharma Co. Ltd.*(b) 3,200 17,656
Takeda Pharmaceutical Co. Ltd. 18,600 565,015
Teva Pharmaceutical Industries
Ltd.*(b) 22,227 335,019
Torii Pharmaceutical Co. Ltd. 800 26,248
Tsumura & Co. 900 27,056
UCB SA(b) 1,302 238,510

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 118
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Virbac SACA 132 $ 46,538
ZERIA Pharmaceutical Co. Ltd. 1,800 29,529
19,063,242
Professional Services -
1 .1%
Adecco Group AG (Registered)(b) 2,368 61,725
AFRY AB 3,300 57,310
ALS Ltd.(b) 8,440 92,832
Arcadis NV 1,152 55,786
BayCurrent, Inc. 1,400 75,477
Bell System24 Holdings, Inc. 3,800 31,329
Benefit Systems SA 76 65,846
Bureau Veritas SA 3,813 120,844
Computershare Ltd. 6,727 175,270
dip Corp. 1,400 20,327
en Japan, Inc. 2,000 22,967
Experian plc 9,579 475,322
Funai Soken Holdings, Inc. 2,700 43,158
GlobalData plc(b) 15,742 37,322
Hilan Ltd. 646 41,202
Intertek Group plc 2,170 132,866
IPH Ltd.(b) 14,593 42,672
JAC Recruitment Co. Ltd. 5,200 30,331
MEITEC Group Holdings, Inc. 2,400 49,324
Pagegroup plc 17,519 62,946
Persol Holdings Co. Ltd. 42,000 75,938
Randstad NV(b) 1,829 73,226
Recruit Holdings Co. Ltd. 16,100 896,426
RELX plc 20,150 1,094,607
SGS SA (Registered)(b) 1,812 177,992
SmartGroup Corp. Ltd. 7,766 38,858
SMS Co. Ltd. 2,000 18,599
TechnoPro Holdings, Inc.(b) 1,100 24,809
Teleperformance SE 1,054 115,572
Thomson Reuters Corp. 1,767 328,161
Transcosmos, Inc. 6,200 135,614
UT Group Co. Ltd. 9,300 129,485
Wolters Kluwer NV 2,356 416,323
5,220,466
Real Estate Management & Development -
1 .8%
Aedas Homes SA(a) 3,813 123,098
Aeon Mall Co. Ltd. 1,990 38,226
AFI Properties Ltd.* 578 29,241
Africa Israel Residences Ltd.(b) 510 33,677
Airport City Ltd.* 1,928 28,641
Allreal Holding AG (Registered)(b) 558 123,449
Altus Group Ltd.(b) 1,672 62,145
Amot Investments Ltd. 5,448 28,789
Aroundtown SA*(b) 17,984 53,602
Atrium Ljungberg AB, Class B 3,960 14,081
Aura Investments Ltd.(b) 6,930 36,221
Azrieli Group Ltd. 532 38,712
Big Shopping Centers Ltd.* 287 41,870
Blue Square Real Estate Ltd. 1,457 124,118
Investments Shares Value
Real Estate Management & Development
(continued)
CA Immobilien Anlagen AG 572 $ 15,488
Capitaland India Trust 55,054 41,110
CapitaLand Investment Ltd. 10,200 21,483
Castellum AB* 5,643 68,483
Catena AB 924 43,475
Cibus Nordic Real Estate AB publ(b) 4,386 75,966
Citycon OYJ(b) 35,030 140,725
CK Asset Holdings Ltd. 31,000 126,923
Colliers International Group, Inc. 704 83,998
Corem Property Group AB, Class B 17,612 8,915
CPI Europe AG* 9,672 191,307
CTP NV(a)(b) 1,492 28,018
Daito Trust Construction Co. Ltd. 1,100 122,308
Daiwa House Industry Co. Ltd. 12,300 444,521
Deutsche EuroShop AG 3,420 75,188
Deutsche Wohnen SE 1,012 25,711
Develia SA 139,128 275,838
Dios Fastigheter AB 7,480 52,116
Electra Real Estate Ltd.*(b) 1,476 18,207
Fabege AB 5,412 46,265
Fastighets AB Balder, Class B* 2,542 18,238
FastPartner AB, Class A 3,124 18,339
FirstService Corp. 572 100,196
G City Ltd. 26,375 91,105
Grainger plc 33,108 95,078
Grand City Properties SA* 6,160 73,525
Great Eagle Holdings Ltd. 93,451 156,662
Hang Lung Group Ltd. 279,000 400,797
Hang Lung Properties Ltd. 69,479 57,073
Heiwa Real Estate Co. Ltd. 1,300 42,790
Henderson Land Development Co.
Ltd. 31,239 88,625
Ho Bee Land Ltd. 49,400 68,101
Hufvudstaden AB, Class A 304 3,704
Hulic Co. Ltd. 9,300 97,179
Hysan Development Co. Ltd. 186,000 303,656
Ichigo, Inc. 17,800 47,919
International Workplace Group plc 28,576 70,574
Intershop Holding AG 350 57,584
Israel Canada T.R Ltd.(b) 12,240 39,824
Isras Holdings Ltd.* 1,151 123,702
Isras Investment Co. Ltd. 463 99,876
Kojamo OYJ*(b) 62 722
LEG Immobilien SE 1,085 91,948
Lendlease Corp. Ltd.(b) 3,968 13,406
Leopalace21 Corp. 49,600 203,074
Lifestyle Communities Ltd.(b) 1,054 4,829
Mainstreet Equity Corp. 266 35,855
Mega Or Holdings Ltd., REIT 1,216 41,268
Melisron Ltd. 460 39,072
Mitsubishi Estate Co. Ltd. 15,500 272,206
Mitsui Fudosan Co. Ltd. 27,900 275,597
Mivne Real Estate KD Ltd. 14,248 41,581
Mobimo Holding AG (Registered) 221 85,657
Nomura Real Estate Holdings, Inc. 7,000 41,561
NP3 Fastigheter AB(b) 1,462 38,123

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
119 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Nyfosa AB* 32 $ 301
PEXA Group Ltd.*(b) 32 247
Prashkovsky Investments and
Construction Ltd.(b) 850 21,886
Property & Building Corp. Ltd.(b) 864 60,567
PSP Swiss Property AG (Registered) 675 120,666
Relo Group, Inc. 2,270 29,935
Sagax AB, Class B(b) 2,420 54,999
Sinarmas Land Ltd. 424,700 102,459
Sino Land Co. Ltd. 10,304 10,603
Sirius Real Estate Ltd., REIT(b) 58,680 72,461
Starts Corp., Inc. 9,300 252,973
StorageVault Canada, Inc.(b) 12,833 35,025
Sumitomo Realty & Development
Co. Ltd. 6,200 230,370
Sun Frontier Fudousan Co. Ltd. 9,300 127,073
Sun Hung Kai Properties Ltd. 36,000 341,909
Swire Properties Ltd. 13,600 30,060
Swiss Prime Site AG (Registered) 957 135,442
TAG Immobilien AG* 2,432 39,533
Tokyo Tatemono Co. Ltd. 5,200 93,107
Tokyu Fudosan Holdings Corp. 11,200 78,182
Tosei Corp. 3,400 57,207
UOL Group Ltd. 6,799 30,045
Vonovia SE 10,199 339,000
Wallenstam AB, Class B(b) 8,888 43,957
Wharf Holdings Ltd. (The)(b) 17,000 42,704
Wharf Real Estate Investment Co.
Ltd. 25,000 59,964
Wihlborgs Fastigheter AB 7,304 75,729
YH Dimri Construction &
Development Ltd.(b) 452 38,033
8,445,798
Residential REITs -
0 .1%
Advance Residence Investment
Corp., REIT 36 37,176
Altarea SCA, REIT(b) 1,661 191,911
Boardwalk REIT, REIT(b) 1,000 47,064
Canadian Apartment Properties
REIT, REIT(b) 1,012 30,844
Comforia Residential REIT, Inc.,
REIT 19 37,004
Daiwa Securities Living Investments
Corp., REIT 26 16,441
Ingenia Communities Group, REIT 8,284 29,418
InterRent REIT, REIT(b) 4,600 37,598
Killam Apartment REIT, REIT(b) 2,624 33,092
Nippon Accommodations Fund, Inc.,
REIT 40 32,670
UNITE Group plc (The), REIT 7,032 80,824
Xior Student Housing NV, REIT(a) 1,648 53,484
627,526
Investments Shares Value
Retail REITs -
0 .6%
AEON REIT Investment Corp., REIT 68 $ 59,591
BWP Trust, REIT 14,098 32,294
CapitaLand China Trust, REIT 16,000 8,455
CapitaLand Integrated Commercial
Trust, REIT 41,800 68,829
Carmila SA, REIT* 17,391 378,778
Choice Properties REIT, REIT(b) 3,957 41,824
Crombie REIT, REIT(b) 3,256 34,392
Eurocommercial Properties NV, REIT 13,857 400,887
First Capital REIT, REIT 2,774 34,301
Fortune REIT, REIT 32,000 17,909
Frasers Centrepoint Trust, REIT 12,749 22,067
Hammerson plc, REIT 20,062 67,689
HomeCo Daily Needs REIT, REIT(a)
(b) 103,664 81,254
Japan Metropolitan Fund Invest,
REIT 103 68,671
Kiwi Property Group Ltd., REIT 482,478 236,219
Klepierre SA, REIT 3,069 112,475
Lendlease Global Commercial REIT,
REIT 48,539 19,145
Link REIT, REIT 37,223 174,482
Mercialys SA, REIT* 28,303 379,003
Scentre Group, REIT 63,240 146,480
Unibail-Rodamco-Westfield, REIT 2,077 175,944
Vicinity Ltd., REIT 61,712 93,188
Waypoint REIT Ltd., REIT 33,326 54,589
2,708,466
Semiconductors & Semiconductor Equipment -
1 .4%
Advantest Corp. 7,700 316,497
ams-OSRAM AG* 30,008 265,297
ASM International NV 434 209,822
ASML Holding NV 4,402 2,914,815
ASMPT Ltd. 5,000 33,657
BE Semiconductor Industries NV(b) 930 99,628
Camtek Ltd.*(b) 510 33,523
Disco Corp. 1,200 232,361
Elmos Semiconductor SE 410 27,731
Ferrotec Holdings Corp.(b) 15,500 266,882
Infineon Technologies AG 13,175 432,676
Japan Material Co. Ltd. 2,500 20,997
Lasertec Corp.(b) 1,100 102,489
Melexis NV(b) 495 29,626
Micronics Japan Co. Ltd.(b) 1,900 40,161
Nordic Semiconductor ASA* 2,324 22,971
Nova Ltd.* 341 65,407
Renesas Electronics Corp. 17,900 209,883
Rohm Co. Ltd. 6,200 56,397
Sanken Electric Co. Ltd.*(b) 7,800 342,918
SCREEN Holdings Co. Ltd.(b) 1,300 86,253
Siltronic AG 999 40,428
Socionext, Inc. 3,000 32,231
SOITEC* 369 20,809
STMicroelectronics NV 7,688 173,214
SUMCO Corp.(b) 5,700 39,321

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 120
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Tokyo Electron Ltd. 4,800 $ 714,246
Towa Corp.(b) 3,300 30,700
Tower Semiconductor Ltd.* 1,608 58,195
Ulvac, Inc.(b) 1,000 33,897
6,953,032
Software -
1 .4%
Appier Group, Inc. 4,100 36,160
Asseco Poland SA 14,725 608,927
Atoss Software SE 352 52,898
BlackBerry Ltd.* 2,822 9,561
Bytes Technology Group plc 32 217
Constellation Software, Inc. 248 892,023
Crayon Group Holding ASA*(a) 4,100 49,026
Dassault Systemes SE 6,882 256,911
Descartes Systems Group, Inc.
(The)* 1,123 118,032
Docebo, Inc.* 32 1,000
Enghouse Systems Ltd. 1,292 23,430
Fortnox AB 7,995 72,101
Fuji Soft, Inc. 300 20,613
GB Group plc 8,897 29,056
Kinaxis, Inc.* 520 70,077
Lectra 798 20,637
Lightspeed Commerce, Inc.*(b) 800 7,813
Nemetschek SE 857 113,299
Nice Ltd.* 745 116,385
Open Text Corp. 4,433 119,771
Oracle Corp. Japan 800 96,214
Sage Group plc (The) 13,299 219,823
Sansan, Inc.* 3,400 46,433
SAP SE 11,470 3,328,735
Sinch AB*(a) 4,046 9,439
SiteMinder Ltd.*(b) 17,179 45,397
Systena Corp. 11,400 29,731
TeamViewer SE*(a) 29 444
Technology One Ltd. 5,005 96,266
Temenos AG (Registered)(b) 779 55,931
Trend Micro, Inc. 1,200 86,063
Truecaller AB, Class B 32 241
Vitec Software Group AB, Class B 1,025 46,867
WiseTech Global Ltd. 2,449 138,710
6,818,231
Specialized REITs -
0 .1%
Abacus Storage King, REIT(b) 132,091 125,087
Arena REIT, REIT 16,390 39,012
Big Yellow Group plc, REIT 1,705 22,910
Keppel DC REIT, REIT 22,914 37,906
National Storage REIT, REIT(b) 22,472 33,071
Safestore Holdings plc, REIT 2,496 20,987
Shurgard Self Storage Ltd., REIT 532 22,074
301,047
Investments Shares Value
Specialty Retail -
1 .7%
ABC-Mart, Inc. 2,100 $ 39,051
Accent Group Ltd.(b) 25,789 30,610
AOKI Holdings, Inc. 9,300 83,390
ARCLANDS Corp.(b) 15,518 188,644
Aritzia, Inc.* 1,920 67,401
Autobacs Seven Co. Ltd. 2,100 21,848
Avolta AG(b) 1,330 60,694
Bic Camera, Inc. 4,200 45,095
Bilia AB, Class A(b) 19,251 242,910
Carasso Motors Ltd. 7,744 59,563
CCC SA* 952 55,030
CECONOMY AG* 41,633 147,895
Currys plc* 337,063 499,739
DCM Holdings Co. Ltd. 37,200 354,162
Delek Automotive Systems Ltd.* 14,619 105,212
Douglas AG* 11,470 136,383
Dunelm Group plc 6,106 89,795
Eagers Automotive Ltd.(b) 58,900 695,705
Fast Retailing Co. Ltd. 2,000 658,721
Fielmann Group AG 152 8,639
Fox Wizel Ltd. 533 44,760
Frasers Group plc*(b) 4,620 40,852
H & M Hennes & Mauritz AB, Class
B(b) 7,130 103,532
Hornbach Holding AG & Co. KGaA 3,100 349,221
IDOM, Inc.(b) 18,600 143,699
Industria de Diseno Textil SA(b) 13,020 699,175
JB Hi-Fi Ltd.(b) 1,669 110,625
JD Sports Fashion plc 50,924 53,449
Joyful Honda Co. Ltd. 2,000 28,435
Kingfisher plc 31,714 121,659
Kohnan Shoji Co. Ltd. 7,700 202,703
Komeri Co. Ltd. 9,300 198,531
K's Holdings Corp. 3,800 36,484
Leon's Furniture Ltd. 5,580 92,912
Lovisa Holdings Ltd.(b) 1,530 24,406
Luk Fook Holdings International Ltd. 124,672 272,022
Nextage Co. Ltd. 15,500 193,967
Nishimatsuya Chain Co. Ltd. 3,800 58,849
Nitori Holdings Co. Ltd. 1,100 131,678
Nojima Corp. 21,700 391,434
Pet Valu Holdings Ltd. 1,716 35,542
Pets at Home Group plc 22,870 72,275
Premier Investments Ltd.(b) 1,517 20,277
Sanrio Co. Ltd. 2,600 103,606
Shimamura Co. Ltd. 1,000 66,685
Super Retail Group Ltd.(b) 5,324 45,682
USS Co. Ltd. 3,600 36,066
Watches of Switzerland Group plc*(c) 76,787 363,078
WH Smith plc 768 9,278
Yamada Holdings Co. Ltd. 26,400 85,471
Yellow Hat Ltd. 24,800 236,803
Zalando SE*(a) 1,836 66,724
ZOZO, Inc.(b) 8,400 85,625
8,115,992

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
121 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals -
0 .2%
Brother Industries Ltd. 4,000 $ 70,401
Canon, Inc.(b) 9,300 287,137
Eizo Corp. 3,000 42,989
Elecom Co. Ltd. 1,600 18,822
FUJIFILM Holdings Corp.(b) 15,500 318,987
Logitech International SA
(Registered) 1,984 149,787
Ricoh Co. Ltd. 9,300 98,190
Riso Kagaku Corp. 3,400 29,223
Seiko Epson Corp. 6,200 86,454
Toshiba TEC Corp. 1,100 20,675
Wacom Co. Ltd. 7,600 29,145
1,151,810
Textiles, Apparel & Luxury Goods -
1 .3%
adidas AG 1,860 426,465
Asics Corp. 9,200 198,912
Brunello Cucinelli SpA(b) 660 74,365
Burberry Group plc 3,264 31,547
Cie Financiere Richemont SA
(Registered) 5,797 1,024,660
Coats Group plc 9,111 8,811
Crystal International Group Ltd.(a) 197,500 114,608
Delta Galil Ltd. 272 12,819
Gildan Activewear, Inc. 2,466 113,418
Goldwin, Inc. 1,000 57,326
Gunze Ltd. 12,400 223,068
Hermes International SCA 372 1,011,085
HUGO BOSS AG 1,232 51,215
Kering SA 775 157,114
LPP SA 3 12,278
LVMH Moet Hennessy Louis Vuitton
SE 2,852 1,581,777
Moncler SpA 2,325 142,825
New Wave Group AB, Class B 3,468 42,429
Pandora A/S 930 137,713
Puma SE 672 17,241
Samsonite Group SA(a)(b) 24,600 44,221
Seiko Group Corp. 9,300 245,801
Stella International Holdings Ltd.(b) 186,000 333,398
Swatch Group AG (The)(b) 527 91,163
Wacoal Holdings Corp.(b) 700 24,488
Yue Yuen Industrial Holdings Ltd. 16,000 22,985
6,201,732
Tobacco -
0 .6%
British American Tobacco plc 39,370 1,708,010
Imperial Brands plc 15,562 638,966
Japan Tobacco, Inc. 12,400 383,110
Scandinavian Tobacco Group A/S(a) 13,857 202,195
2,932,281
Trading Companies & Distributors -
2 .1%
AddTech AB, Class B 2,356 79,291
Ashtead Group plc 5,239 279,210
Investments Shares Value
Trading Companies & Distributors
(continued)
Azelis Group NV 1,148 $ 17,800
Beijer Ref AB, Class B(b) 3,876 59,155
Bossard Holding AG (Registered),
Class A 38 8,315
Brenntag SE 1,984 132,116
Bufab AB 968 40,166
Bunzl plc 4,216 132,336
Chori Co. Ltd.(b) 4,000 101,374
Diploma plc 1,805 95,521
DKSH Holding AG 660 48,832
Finning International, Inc. 2,562 72,169
Grafton Group plc 3,744 45,393
Hanwa Co. Ltd. 12,100 402,513
Howden Joinery Group plc 8,925 91,673
IMCD NV(b) 744 98,825
Inaba Denki Sangyo Co. Ltd. 900 23,711
Inabata & Co. Ltd.(b) 15,500 333,059
ITOCHU Corp.(b) 27,100 1,383,498
Kanamoto Co. Ltd.(b) 12,400 277,748
Kanematsu Corp.(b) 27,900 483,517
Marubeni Corp.(b) 34,100 604,352
Mitani Corp. 12,400 163,867
Mitsubishi Corp. 77,500 1,473,500
Mitsui & Co. Ltd. 55,800 1,133,682
MonotaRO Co. Ltd.(b) 2,400 46,245
Nagase & Co. Ltd. 2,200 38,728
Nishio Holdings Co. Ltd. 6,500 186,378
Reece Ltd.(b) 3,403 34,338
Rexel SA 3,511 97,344
Richelieu Hardware Ltd.(b) 2,967 70,046
RS GROUP plc 2,788 19,197
Russel Metals, Inc. 19,096 552,986
SGH Ltd. 3,217 105,081
Sojitz Corp. 3,899 92,145
Sumitomo Corp. 24,800 608,177
Toromont Industries Ltd.(b) 1,006 84,949
Toyota Tsusho Corp. 12,000 237,661
Travis Perkins plc 4,608 34,406
Trusco Nakayama Corp. 15,500 231,457
Yamazen Corp.(b) 3,200 31,498
Yuasa Trading Co. Ltd. 6,200 189,947
10,242,206
Transportation Infrastructure -
0 .3%
Aena SME SA(a) 775 195,049
Aeroports de Paris SA 775 96,732
Atlas Arteria Ltd. 24,967 82,592
Auckland International Airport Ltd. 19,372 86,452
Dalrymple Bay Infrastructure Ltd.(b) 15,200 39,973
Enav SpA(a) 12,657 56,170
Flughafen Zurich AG (Registered) 310 78,240
Fraport AG Frankfurt Airport Services
Worldwide* 890 58,932
Getlink SE 5,208 98,749
Hutchison Port Holdings Trust 268,800 40,051
Mitsubishi Logistics Corp. 8,500 58,530

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 122
Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Port of Tauranga Ltd.(b) 5,225 $ 19,070
Qube Holdings Ltd. 34,432 87,244
SATS Ltd. 8,200 17,647
Transurban Group(b) 33,325 300,868
Westshore Terminals Investment
Corp. 1,647 30,369
1,346,668
Water Utilities -
0 .0% (d)
Pennon Group plc 5,173 34,617
Severn Trent plc 2,914 108,593
United Utilities Group plc 7,905 119,050
262,260
Wireless Telecommunication Services -
0 .6%
1&1 AG 10,602 188,491
Airtel Africa plc(a) 34,804 79,726
Cellcom Israel Ltd.* 4,930 31,092
Freenet AG 2,356 98,129
KDDI Corp. 31,000 548,433
Partner Communications Co. Ltd. 775 5,145
Rogers Communications, Inc., Class
B(b) 7,729 201,101
SoftBank Corp. 341,000 516,138
SoftBank Group Corp. 10,700 537,400
StarHub Ltd. 61,500 55,108
Tele2 AB, Class B 7,801 115,055
Vodafone Group plc 373,550 365,531
2,741,349
Total Common Stocks
(Cost $351,490,675) 471,628,684
CLOSED END FUNDS -
0 .0% (d)
Independent Power and Renewable Electricity Producers
-
0 .0% (d)
Renewables Infrastructure Group
Ltd. (The)
(Cost $28,710) 20,740 22,162
Investments
Number
of Rights Value
RIGHTS - 0 .0% (d)
Independent Power and Renewable Electricity Producers - 0.0%(d)
EDP Renovaveis SA, expiring
5/7/2025, price 1.00 EUR*(b)
(Cost $–) 5,542 567
Number of
Warrants
WARRANTS - 0 .0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/2/2030*‡(b) 10,785 —
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040*‡ 280 —
Total Warrants
(Cost $–) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .9% (g)
REPURCHASE AGREEMENTS - 3 .9%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$6,825,701, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $6,939,148 $ 6,824,876 $ 6,824,876
Citigroup Global Markets, Inc.
4.36%, dated 4/30/2025, due
5/1/2025, repurchase price
$2,000,242, collateralized by
various U.S. Treasury Securities,
ranging from 2.25% - 4.63%,
maturing 5/15/2027 - 11/30/2031;
total market value $2,009,544 2,000,000 2,000,000
MetLife, Inc.
4.37%, dated 4/30/2025, due
5/1/2025, repurchase price
$6,000,728, collateralized by
various U.S. Treasury Securities,
0.00%, 5/15/2046; ; total market
value $6,041,639 6,000,000 6,000,000
National Bank of Canada Financial Inc.
4.51%, dated 4/30/2025, due
5/1/2025, repurchase price
$2,000,251, collateralized by
various Common Stocks; total
market value $2,208,799 2,000,000 2,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
123 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,125,138, collateralized by
various Common Stocks; total
market value $1,239,927 $ 1,125,000 $ 1,125,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,000,125, collateralized by
various Common Stocks; total
market value $1,115,219 1,000,000 1,000,000
18,949,876
Total Securities Lending Reinvestments
(Cost $18,949,876) 18,949,876
Total Investments - 102.0%
(Cost $370,469,261) 490,601,289
Liabilities in excess of other assets - (2.0%) (9,581,982)
NET ASSETS - 100.0% $481,019,307
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $67,151,614, collateralized in
the form of cash with a value of $18,949,876 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $30,654,777 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from May 8, 2025 – February 15, 2055 and $22,533,808
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from June 12, 2025
– June 30, 2120; a total value of $72,138,461.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2025, the value of these securities amounted to
approximately $384,553 or 0.08% of net assets.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued as of April 30, 2025 in accordance
with procedures approved by the Board of Trustees.
Total value of all such securities at April 30, 2025
amounted to $0, which represents approximately 0.00%
of net assets of the Fund.
(f) Amount less than one dollar.
Percentages shown are based on Net Assets.
(g) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $18,949,876.
Abbreviations
ADR — American Depositary Receipt
CHDI — Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 135,427,739
Aggregate gross unrealized depreciation (21,598,591)
Net unrealized appreciation $ 113,829,148
Federal income tax cost $ 376,775,837
Futures Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
EURO STOXX 50 Index 40 06/20/2025 EUR $ 2,322,153 $ (45,806)
FTSE 100 Index 22 06/20/2025 GBP 2,487,180 (15,734)
S&P/TSX 60 Index 6 06/19/2025 CAD 1,298,776 29,745

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 124
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)*
Long Contracts (continued)
SGX Nikkei 225 Index 16 06/12/2025 JPY $ 2,022,995 $ 7,269
SPI 200 Index 6 06/19/2025 AUD 781,449 22,778
$ (1,748)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 340,000 JPMorgan Chase Bank NA USD 238,970 06/18/2025 $ 7,780
CHF 160,000 Citibank NA USD 182,930 06/18/2025 12,938
EUR 300,000 JPMorgan Chase Bank NA USD 326,129 06/18/2025 15,927
GBP 323,203 Bank of Montreal USD 417,773 06/18/2025 14,007
GBP 160,000 JPMorgan Chase Bank NA USD 207,055 06/18/2025 6,695
JPY 90,030,000 JPMorgan Chase Bank NA USD 603,779 06/18/2025 30,804
JPY 30,000,000 Morgan Stanley USD 203,285 06/18/2025 8,172
Total unrealized appreciation $ 96,323
USD 503,418 Citibank NA CHF 440,000 06/18/2025 $ (35,218)
USD 277,933 Morgan Stanley GBP 210,000 06/18/2025 (2,614)
USD 90,254 UBS AG GBP 70,000 06/18/2025 (3,262)
USD 993,756 JPMorgan Chase Bank NA JPY 148,050,000 06/18/2025 (49,785)
Total unrealized depreciation $ (90,879)
Net unrealized appreciation $ 5,444
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 5 .3%
Austria 0 .6
Belgium 1 .2
Bermuda 0 .0
†
Canada 9 .8
Chile 0 .0
†
Denmark 1 .8
Faeroe Islands 0 .0
†
Finland 0 .7
France 8 .1
Gabon 0 .0
†
Georgia 0 .4
Germany 7 .3
Greece 0 .0
†
Guernsey 0 .0
†

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
125 FLEXSHARES SEMIANNUAL REPORT
Hong Kong 1 .8%
India 0 .1
Indonesia 0 .1
Ireland 0 .3
Israel 1 .5
Italy 3 .1
Japan 24 .4
Jersey 0 .1
Jordan 0 .0
†
Kyrgyzstan 0 .0
†
Liechtenstein 0 .0
†
Luxembourg 0 .2
Macao 0 .1
Mongolia 0 .0
†
Netherlands 3 .0
New Zealand 0 .3
Norway 1 .3
Peru 0 .1
Poland 0 .9
Portugal 0 .1
Singapore 1 .4
South Africa 0 .1
Spain 2 .6
Sweden 3 .2
Switzerland 5 .2
Taiwan 0 .0
†
United Kingdom 12 .3
United States 0 .7
Zambia 0 .0
†
Other
1
1 .9
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .1%
Closed End Funds 0 .0
†
Rights 0 .0
†
Warrants –
Securities Lending Reinvestments 3 .9
Others
(1)
( 2 .0 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 126
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .0%
Aerospace & Defense -
0 .4%
AECC Aviation Power Co. Ltd., Class
A 4,700 $ 21,226
Aselsan Elektronik Sanayi ve Ticaret
A/S 20,398 71,600
AviChina Industry & Technology Co.
Ltd., Class H 52,000 23,872
Bharat Dynamics Ltd.(a) 1,410 25,529
Bharat Electronics Ltd. 54,943 204,271
Colt CZ Group SE 150 4,587
Data Patterns India Ltd. 588 17,307
Embraer SA* 9,400 107,791
Hanwha Aerospace Co. Ltd. 458 256,789
Hanwha Systems Co. Ltd. 736 20,193
Hindustan Aeronautics Ltd.(a) 2,961 157,293
Korea Aerospace Industries Ltd. 1,128 65,704
Kuang-Chi Technologies Co. Ltd.,
Class A 3,200 18,593
LIG Nex1 Co. Ltd. 156 35,173
Mazagon Dock Shipbuilders Ltd. 1,056 38,218
United Aircraft Corp. PAO*‡ 25,155,036 —
Zen Technologies Ltd. 1,440 24,142
1,092,288
Air Freight & Logistics -
0 .4%
Abu Dhabi Aviation Co. 174,558 259,956
Agility Global plc 108,194 36,231
Agility Public Warehousing Co. KSC 34,075 29,248
Aramex PJSC* 5,821 4,406
Blue Dart Express Ltd. 96 7,049
CJ Logistics Corp. 245 14,340
Delhivery Ltd.* 5,029 18,188
Hyundai Glovis Co. Ltd. 940 75,385
J&T Global Express Ltd.*(b) 65,800 51,251
JD Logistics, Inc.*(a) 34,300 54,139
Kerry TJ Logistics Co. Ltd. 73,700 81,689
Reysas Tasimacilik ve Lojistik Ticaret
A/S* 21,808 8,364
SAL Saudi Logistics Services 188 9,152
SCGJWD Logistics PCL, NVDR 244,000 57,704
SF Holding Co. Ltd., Class A 5,200 31,159
Sinotrans Ltd., Class A 4,700 3,035
Sinotrans Ltd., Class H 47,000 20,425
YTO Express Group Co. Ltd., Class A 4,700 8,465
ZTO Express Cayman, Inc. 5,500 103,763
873,949
Automobile Components -
1 .2%
Actron Technology Corp. 2,688 10,758
Apollo Tyres Ltd. 6,912 38,608
Asahi India Glass Ltd. 2,401 20,857
Balkrishna Industries Ltd. 861 27,263
Bharat Forge Ltd. 4,042 52,829
Investments Shares Value
Automobile Components
(continued)
Bosch Ltd. 147 $ 51,251
CALB Group Co. Ltd.*(a) 10,000 21,148
Ceat Ltd. 799 31,512
Cheng Shin Rubber Industry Co. Ltd. 41,585 64,166
CIE Automotive India Ltd. 1,715 8,241
Cub Elecparts, Inc. 3,269 9,179
Depo Auto Parts Ind Co. Ltd. 4,200 23,835
DN Automotive Corp. 8,507 123,281
Eco&Dream Co. Ltd.* 658 11,549
Endurance Technologies Ltd.(a) 350 7,768
Eurocharm Holdings Co. Ltd. 9,159 44,244
Exide Industries Ltd. 8,016 33,375
Fras-Le SA 4,700 24,275
Fuyao Glass Industry Group Co. Ltd.,
Class A 600 4,801
Fuyao Glass Industry Group Co. Ltd.,
Class H(a) 10,400 73,561
Hankook & Co. Co Ltd. 907 9,596
Hankook Tire & Technology Co. Ltd. 1,410 41,065
HL Mando Co. Ltd. 1,045 27,384
Hota Industrial Manufacturing Co.
Ltd. 5,517 10,902
Hu Lane Associate, Inc. 2,607 12,390
Huayu Automotive Systems Co. Ltd.,
Class A 4,700 11,519
Hyundai Mobis Co. Ltd. 1,457 274,180
Hyundai Wia Corp. 5,988 180,293
Iljin Hysolus Co. Ltd.* 1,370 13,059
JBM Auto Ltd. 1,568 12,068
JK Tyre & Industries Ltd. 41,078 150,924
Kenda Rubber Industrial Co. Ltd. 14,500 10,677
Kumho Tire Co., Inc.* 48,405 164,131
Minda Corp. Ltd. 3,724 21,442
Minth Group Ltd.* 12,000 28,783
Motherson Sumi Wiring India Ltd. 30,126 19,883
MRF Ltd. 49 78,012
Myoung Shin Industrial Co. Ltd. 11,280 66,180
Nan Kang Rubber Tire Co. Ltd. 14,000 17,072
Nexen Tire Corp. 9,259 35,238
Nexteer Automotive Group Ltd.(b) 329,000 220,615
Ningbo Tuopu Group Co. Ltd., Class
A 2,465 17,734
Sailun Group Co. Ltd., Class A 9,400 15,816
Samvardhana Motherson
International Ltd. 39,809 62,797
Sansera Engineering Ltd.(a) 611 7,839
Sebang Global Battery Co. Ltd. 2,162 104,792
Sona Blw Precision Forgings Ltd.(a) 5,170 29,444
Sri Trang Agro-Industry PCL, NVDR 305,500 123,462
Sundram Fasteners Ltd. 1,504 16,326
Superalloy Industrial Co. Ltd. 14,000 27,139
Tianneng Power International Ltd.(b) 260,000 216,591
Tong Yang Industry Co. Ltd. 9,072 37,300
Tube Investments of India Ltd. 1,645 56,439

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
127 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
TVS Holdings Ltd. 150 $ 16,156
TYC Brother Industrial Co. Ltd. 62,795 94,635
UNO Minda Ltd. 4,214 44,602
2,958,986
Automobiles -
2 .0%
Anhui Jianghuai Automobile Group
Corp. Ltd., Class A 4,700 23,582
BAIC BluePark New Energy
Technology Co. Ltd., Class A* 5,000 5,088
Bajaj Auto Ltd. 1,081 102,747
Beiqi Foton Motor Co. Ltd., Class A* 37,600 13,564
Brilliance China Automotive Holdings
Ltd.(b) 1,066,000 378,029
BYD Co. Ltd., Class A 2,300 111,817
BYD Co. Ltd., Class H 15,000 716,082
China Automotive Engineering
Research Institute Co. Ltd., Class
A 4,700 12,276
China Motor Corp. 7,000 15,649
Chongqing Changan Automobile Co.
Ltd., Class A 17,108 28,856
Chongqing Changan Automobile Co.
Ltd., Class B 18,990 8,987
Eicher Motors Ltd. 2,397 157,949
Ford Otomotiv Sanayi A/S 1,736 39,970
Geely Automobile Holdings Ltd. 151,000 318,563
Great Wall Motor Co. Ltd., Class A 4,700 14,612
Great Wall Motor Co. Ltd., Class H 41,000 58,793
Guangzhou Automobile Group Co.
Ltd., Class A 4,100 4,522
Guangzhou Automobile Group Co.
Ltd., Class H 14,000 4,965
Hero MotoCorp Ltd. 2,115 95,817
Hyundai Motor Co. 3,525 472,645
Hyundai Motor Co. (2nd Preference) 893 95,865
Hyundai Motor Co. (3rd Preference) 104 10,945
Hyundai Motor Co. (Preference) 624 65,802
KG Mobility Co.*‡ 2,867 6,884
Kia Corp. 6,063 385,575
Li Auto, Inc., Class A*(b) 17,500 214,950
Mahindra & Mahindra Ltd. 14,476 501,840
Maruti Suzuki India Ltd. 1,974 286,390
NIO, Inc., Class A*(b) 21,940 88,980
SAIC Motor Corp. Ltd., Class A 16,400 36,671
Sanyang Motor Co. Ltd. 21,700 46,951
Seres Group Co. Ltd., Class A 2,200 39,464
Tata Motors Ltd. 31,819 242,643
Tofas Turk Otomobil Fabrikasi A/S 3,233 16,812
TVS Motor Co. Ltd. 3,807 120,405
XPeng, Inc., Class A*(b) 18,600 174,734
Yadea Group Holdings Ltd.(a)(b) 28,000 50,694
Yulon Motor Co. Ltd. 18,120 22,265
ZEEKR Intelligent Technology
Holding Ltd., ADR*(b) 611 13,136
Investments Shares Value
Automobiles
(continued)
Zhejiang Leapmotor Technology Co.
Ltd.*(a) 9,600 $ 68,892
5,074,411
Banks -
14 .9%
Absa Group Ltd. 19,505 178,998
Abu Dhabi Commercial Bank PJSC 76,281 241,737
Abu Dhabi Islamic Bank PJSC 38,540 192,015
AFFIN Bank Bhd. 7,554 4,639
Agricultural Bank of China Ltd., Class
H 705,000 430,926
Ahli Bank QSC 29,516 29,735
Ajman Bank PJSC 9,369 3,852
Akbank TAS 84,170 106,143
Al Ahli Bank of Kuwait KSCP* 13,327 13,179
Al Rajhi Bank 28,247 733,493
Al Rayan Bank 114,727 70,330
Alinma Bank 18,941 146,442
Alliance Bank Malaysia Bhd. 27,600 28,016
Allo Bank Indonesia Tbk. PT 347,800 15,400
Alpha Services and Holdings SA 57,481 139,047
AMMB Holdings Bhd. 51,700 61,824
Arab National Bank 21,761 124,733
AU Small Finance Bank Ltd.(a) 7,044 56,580
Axis Bank Ltd. 33,840 474,652
Banco BBVA Peru SA 118,534 46,130
Banco Bradesco SA 34,400 74,312
Banco Bradesco SA (Preference) 126,900 307,757
Banco de Bogota SA 1,363 9,971
Banco de Chile 1,085,841 157,811
Banco de Credito e Inversiones SA 2,726 106,884
Banco del Bajio SA(a) 18,800 45,101
Banco do Brasil SA 42,300 216,155
Banco do Estado do Rio Grande do
Sul SA (Preference), Class B 79,900 162,301
Banco Itau Chile SA* 1,943 28,033
Banco Pan SA (Preference) 126,900 170,578
Banco Santander Brasil SA 9,400 49,014
Banco Santander Chile 1,543,010 92,363
Bancolombia SA 6,721 79,717
Bancolombia SA (Preference) 11,589 119,073
Bandhan Bank Ltd.(a) 11,877 23,283
Bangkok Bank PCL, NVDR 14,100 59,093
Bank AlBilad 12,126 93,429
Bank Al-Jazira* 12,300 44,269
Bank Central Asia Tbk. PT 817,800 434,764
Bank Islam Malaysia Bhd. 44,100 25,039
Bank Mandiri Persero Tbk. PT 883,480 260,254
Bank Negara Indonesia Persero Tbk.
PT 329,000 82,845
Bank OCBC Nisp Tbk. PT 1,311,300 103,087
Bank of Baroda 28,761 85,084
Bank of Beijing Co. Ltd., Class A 53,100 43,867
Bank of Changsha Co. Ltd., Class A 9,400 11,713
Bank of Chengdu Co. Ltd., Class A 10,600 24,782
Bank of China Ltd., Class H 1,974,000 1,104,770

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 128
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Bank of Chongqing Co. Ltd., Class A 10,000 $ 14,733
Bank of Communications Co. Ltd.,
Class A 84,000 86,396
Bank of Communications Co. Ltd.,
Class H 194,000 170,116
Bank of Hangzhou Co. Ltd., Class A 14,100 28,539
Bank of India 21,338 29,083
Bank of Jiangsu Co. Ltd., Class A 41,780 58,446
Bank of Maharashtra 28,294 16,966
Bank of Nanjing Co. Ltd., Class A 26,500 38,020
Bank of Ningbo Co. Ltd., Class A 11,950 39,324
Bank of Shanghai Co. Ltd., Class A 16,800 24,011
Bank of the Philippine Islands 55,930 140,188
Bank of Xi'an Co. Ltd., Class A 4,900 2,334
Bank Pan Indonesia Tbk. PT* 150,400 14,587
Bank Rakyat Indonesia Persero Tbk.
PT 1,654,400 383,701
Bank Tabungan Negara Persero Tbk.
PT 2,232,524 141,886
Banque Saudi Fransi 33,041 161,906
BDO Unibank, Inc. 55,460 159,266
BNK Financial Group, Inc. 8,037 58,518
BOC Hong Kong Holdings Ltd. 93,500 388,242
Boubyan Bank KSCP 16,828 37,292
Burgan Bank SAK 34,732 25,505
Canara Bank 46,706 53,874
Capitec Bank Holdings Ltd. 1,504 278,231
Chang Hwa Commercial Bank Ltd. 164,624 93,680
China Banking Corp. 28,590 46,579
China CITIC Bank Corp. Ltd., Class A 32,900 32,661
China CITIC Bank Corp. Ltd., Class
H 235,000 185,765
China Construction Bank Corp.,
Class A 28,200 35,178
China Construction Bank Corp.,
Class H 2,444,000 2,010,744
China Everbright Bank Co. Ltd.,
Class A 65,800 34,246
China Everbright Bank Co. Ltd.,
Class H 53,000 23,032
China Merchants Bank Co. Ltd.,
Class A 37,600 210,914
China Merchants Bank Co. Ltd.,
Class H 97,000 530,988
China Minsheng Banking Corp. Ltd.,
Class A 47,400 25,975
China Minsheng Banking Corp. Ltd.,
Class H 164,500 77,215
China Zheshang Bank Co. Ltd.,
Class A 14,100 5,805
China Zheshang Bank Co. Ltd.,
Class H 60,900 20,576
Chongqing Rural Commercial Bank
Co. Ltd., Class A 18,800 17,731
Investments Shares Value
Banks
(continued)
Chongqing Rural Commercial Bank
Co. Ltd., Class H 47,000 $ 36,062
CIMB Group Holdings Bhd. 211,640 349,218
City Union Bank Ltd. 19,584 40,928
CNPC Capital Co. Ltd., Class A 14,700 13,905
Commercial Bank of Kuwait KPSC 39,498 85,467
Commercial Bank PSQC (The) 73,414 86,702
Commercial International Bank -
Egypt (CIB) 56,960 90,806
Commercial International Bank -
Egypt (CIB) (Registered), GDR(a) 400 624
Credicorp Ltd. 1,598 323,100
Credit Bank of Moscow PJSC*‡ 229,590 —
CTBC Financial Holding Co. Ltd. 483,403 593,995
Doha Bank QPSC 863,108 558,970
Dubai Islamic Bank PJSC 70,876 145,879
Dukhan Bank 24,440 23,494
E.Sun Financial Holding Co. Ltd. 236,164 208,969
Emirates NBD Bank PJSC 63,403 354,727
Equitas Small Finance Bank Ltd.(a) 206,148 163,364
Eurobank Ergasias Services and
Holdings SA 64,061 180,670
Faisal Islamic Bank of Egypt 209,808 187,133
Far Eastern International Bank 113,070 45,429
Federal Bank Ltd. 49,256 114,669
First Abu Dhabi Bank PJSC 110,164 450,488
First Financial Holding Co. Ltd. 176,509 140,178
Grupo Aval Acciones y Valores SA
(Preference) 106,455 14,466
Grupo Financiero Banorte SAB de
CV, Class O 69,970 602,368
Grupo Financiero Inbursa SAB de
CV, Class O* 60,250 155,157
Grupo Security SA 705,188 190,791
Gulf Bank KSCP 47,770 52,385
Haci Omer Sabanci Holding A/S 29,281 55,768
Hana Financial Group, Inc. 7,426 336,952
HDFC Bank Ltd. 81,968 1,867,678
Hong Leong Bank Bhd. 18,800 87,051
Hong Leong Financial Group Bhd. 4,900 19,509
Hua Nan Financial Holdings Co. Ltd. 146,484 123,662
Huaxia Bank Co. Ltd., Class A 37,600 37,637
Huishang Bank Corp. Ltd., Class H 329,000 123,459
ICICI Bank Ltd. 76,140 1,286,067
IDFC First Bank Ltd.* 94,683 72,724
iM Financial Group Co. Ltd. 60,489 437,444
Indian Bank 7,271 48,695
IndusInd Bank Ltd. 14,241 141,325
Industrial & Commercial Bank of
China Ltd., Class H 1,833,000 1,257,503
Industrial Bank Co. Ltd., Class A 42,300 121,551
Industrial Bank of Korea 5,076 54,777
Intercorp Financial Services, Inc.(a) 1,040 34,840
Itau Unibanco Holding SA
(Preference) 134,420 844,785
Itausa SA 22,289 42,126

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
129 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Itausa SA (Preference) 143,445 $ 271,110
Jammu & Kashmir Bank Ltd. (The) 157,497 175,946
JB Financial Group Co. Ltd. 3,370 40,468
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A 7,370 7,367
KakaoBank Corp. 4,277 67,096
Karnataka Bank Ltd. (The) 64,531 149,611
Karur Vysya Bank Ltd. (The) 24,581 63,478
Kasikornbank PCL, NVDR 28,100 134,170
KB Financial Group, Inc. 9,682 614,363
Kiatnakin Phatra Bank PCL, NVDR 5,100 7,634
King's Town Bank Co. Ltd. 29,450 44,383
Komercni Banka A/S 2,068 100,375
Kotak Mahindra Bank Ltd. 15,886 415,203
Krung Thai Bank PCL, NVDR 98,600 64,346
Kuwait Finance House KSCP 194,766 459,582
Kuwait International Bank KSCP 41,628 30,705
Malayan Banking Bhd. 164,500 380,847
MBSB Bhd. 14,100 2,336
Mega Financial Holding Co. Ltd. 174,964 206,513
Metropolitan Bank & Trust Co. 35,250 48,531
Moneta Money Bank A/S(a) 9,400 58,006
National Bank of Greece SA 18,424 194,649
National Bank of Kuwait SAKP 126,089 391,765
National Bank of Ras Al-Khaimah
PSC (The) 20,398 37,763
Nedbank Group Ltd. 12,267 167,098
O-Bank Co. Ltd. 658,000 195,242
Optima bank SA(b) 22,419 407,757
OTP Bank Nyrt. 5,612 414,543
Ping An Bank Co. Ltd., Class A 31,200 46,868
Piraeus Financial Holdings SA 15,328 85,535
Postal Savings Bank of China Co.
Ltd., Class A 65,800 46,387
Postal Savings Bank of China Co.
Ltd., Class H(a)(b) 235,000 144,854
Public Bank Bhd. 361,900 374,900
Punjab National Bank 47,376 56,195
Qatar International Islamic Bank QSC 20,821 60,616
Qatar Islamic Bank QPSC 46,201 267,867
Qatar National Bank QPSC 113,129 518,883
RBL Bank Ltd.(a) 164,359 389,810
Regional SAB de CV 5,100 35,777
RHB Bank Bhd. 100,851 155,425
Riyad Bank 34,921 286,283
Saudi Awwal Bank 26,226 244,717
Saudi Investment Bank (The) 16,863 67,616
Saudi National Bank (The) 71,064 676,367
Sberbank of Russia PJSC‡ 369,050 —
Sberbank of Russia PJSC
(Preference)‡ 39,708 —
SCB X PCL, NVDR 18,700 66,616
Security Bank Corp. 113,270 134,756
Investments Shares Value
Banks
(continued)
Shanghai Commercial & Savings
Bank Ltd. (The) 110,475 $ 162,346
Shanghai Pudong Development
Bank Co. Ltd., Class A 47,000 70,926
Shanghai Rural Commercial Bank
Co. Ltd., Class A 20,000 23,132
Sharjah Islamic Bank 469,295 319,418
Shinhan Financial Group Co. Ltd. 12,267 443,562
SinoPac Financial Holdings Co. Ltd. 337,750 224,934
Standard Bank Group Ltd. 33,041 411,471
State Bank of India 45,590 425,580
Taichung Commercial Bank Co. Ltd. 57,181 35,400
Taishin Financial Holding Co. Ltd. 330,990 172,827
Taiwan Business Bank 125,536 55,540
Taiwan Cooperative Financial
Holding Co. Ltd. 153,232 116,662
Thai Credit Bank PCL, NVDR* 122,200 69,505
Thanachart Capital PCL, NVDR 19,300 27,588
Tisco Financial Group PCL, NVDR 14,000 41,176
TMBThanachart Bank PCL, NVDR 1,142,200 62,572
Turkiye Garanti Bankasi A/S 13,019 34,765
Turkiye Is Bankasi A/S, Class B 1 14,080
Turkiye Is Bankasi A/S, Class C 216,905 58,090
Turkiye Vakiflar Bankasi TAO, Class
D* 26,299 14,168
Ujjivan Small Finance Bank Ltd.(a) 194,107 97,945
Union Bank of India Ltd. 42,770 63,676
Union Bank of Taiwan 56,175 29,156
VTB Bank PJSC*‡ 27,302 —
Warba Bank KSCP* 71,937 52,121
Woori Financial Group, Inc. 16,262 202,603
Yapi ve Kredi Bankasi A/S* 76,200 45,094
Yes Bank Ltd.* 248,395 52,099
37,155,765
Beverages -
1 .0%
Ambev SA 59,100 152,098
Anadolu Efes Biracilik ve Malt
Sanayii A/S, Class B 5,350 22,201
Anhui Gujing Distillery Co. Ltd., Class
A 600 13,581
Anhui Gujing Distillery Co. Ltd., Class
B 1,100 16,823
Arca Continental SAB de CV 5,582 58,848
Beijing Shunxin Agriculture Co. Ltd.,
Class A* 2,100 4,606
Beijing Yanjing Brewery Co. Ltd.,
Class A 10,900 19,495
Carabao Group PCL, NVDR 9,300 17,400
China Foods Ltd. 282,000 112,732
China Resources Beer Holdings Co.
Ltd. 25,107 88,712
Chongqing Brewery Co. Ltd., Class A 1,800 14,318
Cia Cervecerias Unidas SA 4,553 34,609
Coca-Cola Femsa SAB de CV 8,400 79,263
Coca-Cola Icecek A/S 20,196 27,359

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 130
Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Eastroc Beverage Group Co. Ltd.,
Class A 780 $ 30,715
Embotelladora Andina SA
(Preference), Class B 12,864 54,474
Emperador, Inc. 67,600 15,806
Fomento Economico Mexicano SAB
de CV 30,800 324,710
Guangzhou Zhujiang Brewery Co.
Ltd., Class A 1,700 2,476
Hebei Hengshui Laobaigan Liquor
Co. Ltd., Class A 2,300 5,498
Heineken Malaysia Bhd. 5,100 31,155
Hey Song Corp. 15,000 18,338
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 600 5,667
JiuGui Liquor Co. Ltd., Class A 500 2,953
Kweichow Moutai Co. Ltd., Class A 1,400 298,205
Lotte Chilsung Beverage Co. Ltd. 1,551 119,694
Luzhou Laojiao Co. Ltd., Class A 1,000 17,038
Nongfu Spring Co. Ltd., Class H(a)(b) 27,400 126,494
Osotspa PCL, NVDR 3,500 1,655
Radico Khaitan Ltd. 1,344 39,066
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A 960 26,978
Tsingtao Brewery Co. Ltd., Class H 10,000 70,796
United Breweries Ltd. 1,379 35,257
United Spirits Ltd. 5,076 93,963
Varun Beverages Ltd. 19,013 117,554
Vina Concha y Toro SA 177,425 217,790
Wuliangye Yibin Co. Ltd., Class A 3,600 63,794
Yantai Changyu Pioneer Wine Co.
Ltd., Class A 1,100 3,423
ZJLD Group, Inc.(a)(b) 7,000 5,867
2,391,411
Biotechnology -
0 .7%
3SBio, Inc.(a) 52,000 80,199
ABLBio, Inc.* 564 25,869
Akeso, Inc.*(a) 7,000 77,856
Alteogen, Inc.* 611 150,869
BeiGene Ltd.* 11,100 226,160
Beijing Tiantan Biological Products
Corp. Ltd., Class A 4,700 12,354
Biocon Ltd. 4,294 16,356
CanSino Biologics, Inc., Class H*(a)
(b) 800 3,502
Celltrion, Inc. 2,319 263,141
Dizal Jiangsu Pharmaceutical Co.
Ltd., Class A* 2,397 19,112
Ever Supreme Bio Technology Co.
Ltd. 2,728 14,202
Everest Medicines Ltd.*(a) 8,500 53,983
GI Innovation, Inc.* 2,119 21,540
Green Cross Corp. 22 1,922
Green Cross Holdings Corp. 12,267 120,815
Investments Shares Value
Biotechnology
(continued)
HLB Therapeutics Co. Ltd.* 3,010 $ 15,987
Hugel, Inc.* 102 26,226
InnoCare Pharma Ltd.*(a) 44,000 57,648
Innovent Biologics, Inc.*(a) 19,500 135,160
Keymed Biosciences, Inc.*(a) 4,000 23,031
Medigen Vaccine Biologics Corp.* 11,148 19,206
Medytox, Inc. 283 34,780
Naturecell Co. Ltd.* 987 18,192
OBI Pharma, Inc.* 14,661 18,061
Pacific Shuanglin Bio-pharmacy Co.
Ltd., Class A 4,700 14,172
PharmaEngine, Inc. 2,114 5,896
PharmaEssentia Corp.* 4,800 78,792
PharmaResearch Co. Ltd. 96 25,427
Remegen Co. Ltd., Class A* 2,971 20,732
Seegene, Inc. 1,624 30,047
Shanghai Haohai Biological
Technology Co. Ltd., Class A 1,034 7,464
Shanghai Junshi Biosciences Co.
Ltd., Class A* 3,745 15,598
TaiMed Biologics, Inc.* 5,600 14,323
Voronoi, Inc.* 188 12,643
Zai Lab Ltd.* 14,500 45,811
1,707,076
Broadline Retail -
3 .9%
Alibaba Group Holding Ltd. 404,200 6,124,480
Central Retail Corp. PCL, NVDR 51,475 36,520
Easyhome New Retail Group Co.
Ltd., Class A 14,400 6,563
El Puerto de Liverpool SAB de CV,
Class C1 5,200 23,913
Falabella SA 19,376 87,106
Far Eastern Department Stores Ltd. 21,120 15,485
GoTo Gojek Tokopedia Tbk. PT,
Class A* 14,574,700 74,630
Hyundai Department Store Co. Ltd. 5,311 223,424
JD.com, Inc., Class A 59,700 984,645
Magazine Luiza SA 5,815 9,573
MINISO Group Holding Ltd., ADR 1,992 35,916
Mitra Adiperkasa Tbk. PT 171,500 14,102
momo.com, Inc. 1,801 18,189
Naspers Ltd., Class N 2,397 630,262
PDD Holdings, Inc., ADR* 9,729 1,027,091
Poya International Co. Ltd. 1,018 15,246
RattanIndia Enterprises Ltd.* 122,247 60,282
Shinsegae, Inc. 2,397 266,596
Vipshop Holdings Ltd., ADR 7,661 104,343
V-Mart Retail Ltd.* 141 5,451
Woolworths Holdings Ltd. 9,632 29,818
9,793,635
Building Products -
0 .2%
Astral Ltd. 1,227 19,536
Beijing New Building Materials plc,
Class A 5,200 20,062
Blue Star Ltd. 2,439 49,260

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
131 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Building Products
(continued)
Cera Sanitaryware Ltd. 124 $ 7,863
China Lesso Group Holdings Ltd. 376,000 200,250
Electrosteel Castings Ltd. 5,130 5,867
Kajaria Ceramics Ltd. 1,150 10,951
Kaleseramik Canakkale Kalebodur
Seramik Sanayi A/S 12,831 9,642
KCC Glass Corp. 4,136 93,107
Kyung Dong Navien Co. Ltd. 2,350 119,856
Taiwan Glass Industry Corp.* 38,314 16,831
Xinyi Glass Holdings Ltd.(b) 50,213 47,074
Zhuzhou Kibing Group Co. Ltd.,
Class A 19,400 14,451
614,750
Capital Markets -
2 .1%
360 ONE WAM Ltd. 4,608 53,782
Anand Rathi Wealth Ltd. 1,536 30,940
Angel One Ltd. 867 23,730
B3 SA - Brasil Bolsa Balcao 84,600 201,585
Banco BTG Pactual SA 18,800 126,553
Bengal & Assam Co. Ltd. 1,551 134,789
BOC International China Co. Ltd.,
Class A 9,400 12,774
Bolsa Mexicana de Valores SAB de
CV 211,350 444,294
Boursa Kuwait Securities Co. KPSC 1,296 11,475
Bursa Malaysia Bhd. 14,100 24,115
Caida Securities Co. Ltd., Class A 14,100 12,425
Caitong Securities Co. Ltd., Class A 2,820 2,831
Capital Securities Corp. 49,000 39,681
Changjiang Securities Co. Ltd., Class
A 14,100 12,464
China Bills Finance Corp. 21,312 9,929
China Cinda Asset Management Co.
Ltd., Class H(b) 282,000 36,001
China CITIC Financial Asset
Management Co. Ltd., Class H*(a)
(b) 423,000 39,820
China Everbright Ltd. 264,000 141,623
China Galaxy Securities Co. Ltd.,
Class A 5,200 11,198
China Galaxy Securities Co. Ltd.,
Class H(b) 42,000 38,129
China International Capital Corp.
Ltd., Class A 5,000 22,615
China International Capital Corp.
Ltd., Class H(a) 19,600 33,717
China Merchants Securities Co. Ltd.,
Class A 11,820 26,772
China Merchants Securities Co. Ltd.,
Class H(a) 7,200 10,937
Choice International Ltd.* 799 5,771
CITIC Securities Co. Ltd., Class A 14,100 48,690
CITIC Securities Co. Ltd., Class H 23,500 58,366
Coronation Fund Managers Ltd. 104,199 212,808
Investments Shares Value
Capital Markets
(continued)
CRISIL Ltd. 384 $ 20,239
CSC Financial Co. Ltd., Class A 4,900 15,693
CSC Financial Co. Ltd., Class H(a) 305,500 345,892
Daishin Securities Co. Ltd. 11,092 139,908
Daishin Securities Co. Ltd.
(Preference) 7,849 92,598
Daou Technology, Inc. 9,353 142,779
Edelweiss Financial Services Ltd. 15,228 14,187
EFG Holding S.A.E.* 449,602 252,376
Egypt Kuwait Holding Co. SAE 305,500 195,154
Everbright Securities Co. Ltd., Class
A 4,700 10,419
Founder Securities Co. Ltd., Class A 12,200 12,514
GF Securities Co. Ltd., Class A 14,100 30,305
GF Securities Co. Ltd., Class H 28,800 37,584
Guosen Securities Co. Ltd., Class A 14,600 21,851
Guotai Haitong Securities Co. Ltd. 14,314 33,958
Guotai Haitong Securities Co. Ltd.,
Class H(a) 42,551 60,797
Hanwha Investment & Securities Co.
Ltd.* 3,300 7,974
HDFC Asset Management Co. Ltd.(a) 1,692 87,608
Hongta Securities Co. Ltd., Class A 14,100 14,328
Huatai Securities Co. Ltd., Class A 14,400 31,822
Huatai Securities Co. Ltd., Class H(a) 37,600 55,760
IBF Financial Holdings Co. Ltd. 57,767 21,855
IIFL Capital Services Ltd. 2,068 5,402
Indian Energy Exchange Ltd.(a) 15,730 35,441
Industrial Securities Co. Ltd., Class A 12,250 9,749
International Financial Advisors KSC* 99,546 155,947
Investcorp Capital plc 207,888 96,783
Investec Ltd. 4,653 28,926
Is Yatirim Menkul Degerler A/S 14,639 13,726
JF SmartInvest Holdings Ltd. 5,500 25,923
JM Financial Ltd. 6,842 8,223
Kfin Technologies Ltd. 1,718 24,354
KIWOOM Securities Co. Ltd. 298 28,720
Korea Investment Holdings Co. Ltd. 1,034 60,374
Minmetals Capital Co. Ltd., Class A 14,400 10,330
Mirae Asset Securities Co. Ltd. 5,617 46,825
Moscow Exchange MICEX-RTS
PJSC‡ 29,911 —
Motilal Oswal Financial Services Ltd. 2,350 18,157
Multi Commodity Exchange of India
Ltd. 482 34,962
NH Investment & Securities Co. Ltd. 4,042 43,647
Ninety One Ltd. 94,094 181,348
Nippon Life India Asset Management
Ltd.(a) 2,736 20,684
Norte Grande SA 14,772,762 90,900
Orient Securities Co. Ltd., Class A 12,032 15,175
Orient Securities Co. Ltd., Class H(a)
(b) 20,400 11,996
Pacific Securities Co. Ltd. (The),
Class A* 23,500 11,584

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 132
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Pihsiang Machinery Manufacturing
Co. Ltd.*‡ 5,000 $ —
President Securities Corp. 34,450 25,313
PSG Financial Services Ltd. 36,144 38,657
Reinet Investments SCA 3,478 91,315
Samsung Securities Co. Ltd. 1,927 70,763
Saratoga Investama Sedaya Tbk. PT 470,000 43,319
Saudi Tadawul Group Holding Co.* 846 41,320
SDIC Capital Co. Ltd., Class A 14,500 13,656
Shenwan Hongyuan Group Co. Ltd.,
Class A 19,700 12,803
Shenwan Hongyuan Group Co. Ltd.,
Class H(a) 40,800 10,838
Shinyoung Securities Co. Ltd.* 1,504 94,483
SPIC Industry-Finance Holdings Co.
Ltd., Class A 10,000 8,812
Tata Investment Corp. Ltd. 240 16,862
Tianfeng Securities Co. Ltd., Class A* 23,500 12,651
UTI Asset Management Co. Ltd. 3,055 36,859
Woori Technology Investment Co.
Ltd.* 20,868 97,330
Xiangcai Co. Ltd., Class A 14,100 15,124
Yuanta Futures Co. Ltd. 30,100 77,455
5,160,151
Chemicals -
2 .9%
Aarti Industries Ltd. 1,000 4,986
Abou Kir Fertilizers & Chemical
Industries 5,593 5,943
ADAMA Ltd., Class A* 14,100 12,017
Advanced Nano Products Co. Ltd. 570 21,613
Advanced Petrochemical Co.* 423 3,400
AECI Ltd.(b) 37,177 204,105
Akzo Nobel India Ltd. 398 16,273
Alkyl Amines Chemicals 220 4,434
Allied Supreme Corp. 3,217 24,442
Alpek SAB de CV, Class A(b) 144,950 74,049
Archean Chemical Industries Ltd. 2,352 17,464
Asian Paints Ltd. 10,199 292,834
Atul Ltd. 126 10,061
Barito Pacific Tbk. PT 422,699 18,971
Bayer CropScience Ltd. 47 2,609
Berger Paints India Ltd. 4,632 29,837
Boubyan Petrochemicals Co. KSCP 7,344 16,658
Carborundum Universal Ltd. 2,499 30,236
Castrol India Ltd. 9,900 23,170
Chambal Fertilisers and Chemicals
Ltd. 6,650 54,521
Chandra Asri Pacific Tbk. PT 136,300 64,660
Chemplast Sanmar Ltd.* 2,585 12,565
China Hainan Rubber Industry Group
Co. Ltd., Class A 9,600 5,948
China Lumena New Materials
Corp.*‡ 22,200 —
China Steel Chemical Corp. 9,434 26,960
Investments Shares Value
Chemicals
(continued)
Clean Science & Technology Ltd. 658 $ 9,150
CNNC Hua Yuan Titanium Dioxide
Co. Ltd., Class A 7,975 4,480
Coromandel International Ltd. 1,898 49,744
Deepak Fertilisers & Petrochemicals
Corp. Ltd. 3,008 45,570
Deepak Nitrite Ltd. 1,105 25,317
DL Holdings Co. Ltd. 3,572 81,667
Dongjin Semichem Co. Ltd. 1,712 35,107
Dongyue Group Ltd.(b) 550,000 650,380
EID Parry India Ltd.* 37,365 361,493
Enchem Co. Ltd.* 338 18,856
ESSA Industries Indonesia Tbk. PT 526,400 19,185
Eternal Materials Co. Ltd. 24,850 19,813
Fine Organic Industries Ltd. 343 16,560
Finolex Industries Ltd. 7,955 16,429
Formosa Chemicals & Fibre Corp. 52,209 40,647
Formosa Plastics Corp. 57,985 61,642
Fufeng Group Ltd.(b) 473,000 395,859
Fujian Kuncai Material Technology
Co. Ltd., Class A 4,700 13,098
Ganfeng Lithium Group Co. Ltd.,
Class H(a)(b) 9,680 23,642
Garware Hi-Tech Films Ltd. 141 5,319
Grand Pacific Petrochemical* 346,500 127,298
Gujarat Fluorochemicals Ltd. 715 32,945
Gujarat Narmada Valley Fertilizers &
Chemicals Ltd. 4,606 26,515
Hangjin Technology Co. Ltd., Class A 4,700 15,686
Hansol Chemical Co. Ltd. 94 7,651
Hanwha Solutions Corp. 2,444 51,407
Hektas Ticaret TAS* 390,437 31,369
Hengli Petrochemical Co. Ltd., Class
A 14,100 29,684
Himadri Speciality Chemical Ltd. 5,505 28,521
HS Hyosung Advanced Materials
Corp. 993 124,204
Huabao International Holdings Ltd.(b) 17,000 5,042
Huafon Chemical Co. Ltd., Class A 14,400 13,264
Hubei Xingfa Chemicals Group Co.
Ltd., Class A 4,700 13,221
Hyosung TNC Corp. 944 157,721
Impack Pratama Industri Tbk. PT 770,800 15,602
Indorama Ventures PCL, NVDR 29,100 16,551
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd.,
Class A 23,500 17,537
ISU Specialty Chemical* 799 24,198
Jiangsu Eastern Shenghong Co. Ltd.,
Class A 6,300 7,633
Jinan Acetate Chemical Co. Ltd. 1,609 42,259
Jinan Shengquan Group Share
Holding Co. Ltd., Class A 4,700 16,987
Jubilant Ingrevia Ltd. 2,701 20,540
KCC Corp. 59 10,356
Kingfa Sci & Tech Co. Ltd., Class A 9,400 14,172

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
133 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Kolon Industries, Inc. 6,298 $ 133,581
Korea Petrochemical Ind Co. Ltd. 97 5,718
KuibyshevAzot PJSC‡ 9,900 —
Kumho Petrochemical Co. Ltd. 423 35,352
Lake Materials Co. Ltd. 2,491 22,413
LG Chem Ltd. 658 99,985
LG Chem Ltd. (Preference) 106 7,964
Linde India Ltd. 282 21,149
Lotte Chemical Corp. 517 21,931
LOTTE Fine Chemical Co. Ltd. 5,781 141,322
Luxi Chemical Group Co. Ltd., Class
A 1,800 2,647
Meihua Holdings Group Co. Ltd.,
Class A 10,900 16,449
Mesaieed Petrochemical Holding Co. 46,624 18,055
Miwon Commercial Co. Ltd. 50 6,743
Nan Pao Resins Chemical Co. Ltd. 2,000 21,261
Nan Ya Plastics Corp. 67,056 64,156
Nantex Industry Co. Ltd. 9,120 7,614
Navin Fluorine International Ltd. 1,068 57,160
Ningbo Shanshan Co. Ltd., Class A 14,100 13,609
Ningxia Baofeng Energy Group Co.
Ltd., Class A 5,900 13,022
Nizhnekamskneftekhim PJSC‡ 28,600 —
Nizhnekamskneftekhim PJSC
(Preference)‡ 26,400 —
OCI Co. Ltd. 1,786 69,229
OCI Holdings Co. Ltd. 5,687 258,846
Orbia Advance Corp. SAB de CV(b) 357,044 239,124
Organichesky Sintez PJSC‡ 11,550 —
Oriental Union Chemical Corp. 15,775 6,708
Paradeep Phosphates Ltd.(a) 3,995 6,811
PCBL Chemical Ltd. 6,996 29,782
Petkim Petrokimya Holding A/S* 16,968 7,125
Petronas Chemicals Group Bhd. 32,900 27,982
PhosAgro PJSC‡ 1,540 —
PI Industries Ltd. 1,189 51,231
Pidilite Industries Ltd. 4,042 145,152
PTT Global Chemical PCL, NVDR 7,300 3,781
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 1,900 4,186
Rashtriya Chemicals & Fertilizers Ltd. 10,669 17,233
Rongsheng Petrochemical Co. Ltd.,
Class A 14,600 16,745
SABIC Agri-Nutrients Co. 3,760 98,939
Sahara International Petrochemical
Co. 7,050 35,711
Sasa Polyester Sanayi A/S* 153,086 16,837
Sasol Ltd.* 12,032 41,484
Satellite Chemical Co. Ltd., Class A 4,662 11,625
Saudi Aramco Base Oil Co. 329 8,710
Saudi Basic Industries Corp. 12,314 200,260
Saudi Industrial Investment Group 2,632 10,610
Saudi Kayan Petrochemical Co.* 3,854 5,929
Scientex Bhd. 24,900 20,197
Investments Shares Value
Chemicals
(continued)
Shaanxi Beiyuan Chemical Industry
Group Co. Ltd., Class A 23,500 $ 13,622
Shaanxi Huaqin Technology Industry
Co. Ltd., Class A 940 9,396
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 6,110 17,154
Shanghai Chlor-Alkali Chemical Co.
Ltd., Class B 10,000 5,650
Shanghai Putailai New Energy
Technology Co. Ltd., Class A 4,060 9,397
Shinkong Synthetic Fibers Corp. 41,300 16,077
Sichuan Yahua Industrial Group Co.
Ltd., Class A 3,600 5,552
Sinon Corp. 139,225 174,341
SK Chemicals Co. Ltd. 4,151 116,222
SKC Co. Ltd.* 200 14,365
Sociedad Quimica y Minera de Chile
SA (Preference), Class B 3,807 129,765
Solar Applied Materials Technology
Corp. 12,078 20,015
Solar Industries India Ltd. 381 59,402
Soulbrain Co. Ltd. 47 5,753
Soulbrain Holdings Co. Ltd. 1,833 40,296
SRF Ltd. 2,021 71,978
Sumitomo Chemical India Ltd. 2,585 15,562
Supreme Industries Ltd. 1,062 44,487
Taiwan Fertilizer Co. Ltd. 16,360 26,190
Taiwan Speciality Chemicals Corp. 2,000 11,037
Tata Chemicals Ltd. 2,679 26,551
Tianqi Lithium Corp., Class A 800 3,173
TKG Huchems Co. Ltd. 7,379 83,419
Transfar Zhilian Co. Ltd., Class A 18,800 13,590
TSRC Corp. 26,350 15,406
Unipar Carbocloro SA (Preference),
Class B 22,100 213,021
UPC Technology Corp.* 329,350 85,677
UPL Ltd. 9,118 72,300
USI Corp. 280,950 89,600
Wanhua Chemical Group Co. Ltd.,
Class A 5,000 37,479
Yanbu National Petrochemical Co. 2,350 20,017
Yung Chi Paint & Varnish
Manufacturing Co. Ltd. 32,000 75,340
Zhejiang Longsheng Group Co. Ltd.,
Class A 9,600 12,980
Zhejiang NHU Co. Ltd., Class A 4,800 14,613
Zibo Qixiang Tengda Chemical Co.
Ltd., Class A 18,800 11,519
7,347,391
Commercial Services & Supplies -
0 .1%
Ambipar Participacoes e
Empreendimentos SA, Class B* 400 8,620
Bluspring Enterprises Ltd.* 658 1,364
Catrion Catering Holding Co. 624 19,597
China Everbright Environment Group
Ltd. 98,000 45,369

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 134
Investments Shares Value
COMMON STOCKS (continued)
Commercial Services & Supplies
(continued)
China Southern Power Grid Energy
Efficiency&Clean Energy Co. Ltd.,
Class A 23,500 $ 13,913
Cleanaway Co. Ltd. 1,000 5,675
CMS Info Systems Ltd. 1,739 9,089
Dynagreen Environmental Protection
Group Co. Ltd., Class H(a) 18,000 10,167
Ecopro HN Co. Ltd. 210 4,144
Frontken Corp. Bhd. 14,400 11,680
GPS Participacoes e
Empreendimentos SA(c) 14,200 37,874
Indian Railway Catering & Tourism
Corp. Ltd. 4,841 43,062
ION Exchange India Ltd. 3,312 19,566
Jihua Group Corp. Ltd., Class A 32,900 11,687
KEPCO Plant Service & Engineering
Co. Ltd. 171 5,305
L&K Engineering Co. Ltd. 2,508 18,506
Parkin Co. PJSC 14,922 21,857
S-1 Corp. 347 15,501
Sungeel Hitech Co. Ltd.* 615 14,580
Sunny Friend Environmental
Technology Co. Ltd. 622 1,529
Taiwan Secom Co. Ltd. 3,165 11,331
Taiwan Shin Kong Security Co. Ltd. 5,520 7,059
Tuhu Car, Inc., Class A*(a)(b) 5,300 11,386
Zhefu Holding Group Co. Ltd., Class
A 32,900 14,269
363,130
Communications Equipment -
0 .3%
Accton Technology Corp. 7,934 147,353
Arcadyan Technology Corp. 2,832 20,897
BYD Electronic International Co. Ltd.
(b) 21,500 89,552
Datang Telecom Technology Co. Ltd.,
Class A* 9,400 10,199
FOCI Fiber Optic Communications,
Inc.* 2,000 11,631
Gemtek Technology Corp. 155,660 137,735
Glarun Technology Co. Ltd., Class A 1,800 5,162
Hengtong Optic-electric Co. Ltd.,
Class A 4,700 9,972
Joongang Advanced Materials Co.
Ltd.* 3,055 9,456
Lanner Electronics, Inc. 31,350 85,278
LuxNet Corp. 3,840 18,370
Seojin System Co. Ltd.* 1,367 19,570
Sercomm Corp. 6,960 22,741
Tejas Networks Ltd.*(a) 1,873 15,570
Wistron NeWeb Corp. 9,572 37,710
ZTE Corp., Class A 7,700 33,863
ZTE Corp., Class H(b) 20,000 59,061
Zyxel Group Corp. 112,792 105,446
839,566
Investments Shares Value
Construction & Engineering -
1 .8%
Acter Group Corp. Ltd. 2,810 $ 35,276
BES Engineering Corp. 50,496 16,657
CCCC Design & Consulting Group
Co. Ltd., Class A 9,400 10,095
Central New Energy Holding Group
Ltd.*(b) 15,000 20,736
CH Karnchang PCL, NVDR 33,100 14,269
China Aluminum International
Engineering Corp. Ltd., Class A* 18,800 11,286
China Communications Services
Corp. Ltd., Class H 872,000 455,414
China Conch Venture Holdings Ltd. 587,500 605,326
China Energy Engineering Corp. Ltd.,
Class A 23,600 7,149
China Energy Engineering Corp. Ltd.,
Class H 104,000 13,277
China Railway Group Ltd., Class A 44,300 33,670
China Railway Group Ltd., Class H(b) 74,000 31,872
China Southern Power Grid
Technology Co. Ltd., Class A 3,149 12,439
Continental Holdings Corp. 183,285 139,256
CTCI Corp. 22,200 19,088
DA CIN Construction Co. Ltd. 69,000 121,246
DL E&C Co. Ltd. 9,917 303,126
Engineers India Ltd. 9,696 20,503
Enka Insaat ve Sanayi A/S 17,350 28,872
Estithmar Holding QPSC* 29,093 21,966
G R Infraprojects Ltd. 1,392 17,104
Gamuda Bhd. 81,049 79,640
GEK Terna SA 1,470 30,546
Girsim Elektrik Sanayi Taahut ve
Ticaret A/S* 3,854 4,058
GMR Power and Urban Infra Ltd.* 81,404 109,324
GS Engineering & Construction Corp. 805 10,335
Guangdong Construction
Engineering Group Co. Ltd., Class
A 4,900 2,334
HDC Hyundai Development Co-
Engineering & Construction, Class
E 14,194 249,131
Hyundai Engineering & Construction
Co. Ltd. 1,812 53,028
IJM Corp. Bhd. 37,600 19,780
IRB Infrastructure Developers Ltd. 39,439 21,287
IRCON International Ltd.(a) 7,912 14,296
IS Dongseo Co. Ltd. 5,828 74,331
ITD Cementation India Ltd. 846 4,882
Kalpataru Projects International Ltd. 2,050 23,588
KEC International Ltd. 2,064 17,058
KEPCO Engineering & Construction
Co., Inc. 235 11,242
KNR Constructions Ltd. 6,325 16,374
Kontrolmatik Enerji ve Muhendislik
A/S 115,004 81,394
Kuo Toong International Co. Ltd. 12,255 21,151
Larsen & Toubro Ltd. 9,494 375,450
Larsen & Toubro Ltd., GDR(a) 296 11,603

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
135 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Metallurgical Corp. of China Ltd.,
Class A 42,300 $ 16,832
Metallurgical Corp. of China Ltd.,
Class H 106,000 20,094
NBCC India Ltd. 21,225 23,915
NCC Ltd. 10,340 25,935
NMDC Group PJSC 5,448 37,051
PNC Infratech Ltd.(a) 2,700 8,484
Power Construction Corp. of China
Ltd., Class A 35,600 23,136
Power Mech Projects Ltd. 188 5,829
Praj Industries Ltd. 2,950 16,108
PSG Corp. PCL, NVDR* 3,600 38
Rail Vikas Nigam Ltd.(a) 9,256 38,324
Ruentex Engineering & Construction
Co. 2,590 13,767
Run Long Construction Co. Ltd. 14,889 15,013
Samsung E&A Co. Ltd. 4,418 59,798
Shaanxi Construction Engineering
Group Corp. Ltd., Class A 4,900 2,638
Shanghai Tunnel Engineering Co.
Ltd., Class A 14,100 11,551
Sinopec Engineering Group Co. Ltd.,
Class H 540,500 385,439
Sterling and Wilson Renewable*(a) 1,569 5,040
Techno Electric & Engineering Co.
Ltd. 1,479 18,618
Tekfen Holding A/S* 66,881 238,241
United Integrated Services Co. Ltd. 3,550 49,060
Voltas Ltd. 3,887 56,872
Waaree Renewable Technologies
Ltd. 329 3,738
Waskita Karya Persero Tbk. PT*‡ 173,900 —
Wilson Bayly Holmes-Ovcon Ltd. 16,262 167,932
Yankey Engineering Co. Ltd. 1,980 24,825
4,437,737
Construction Materials -
1 .2%
ACC Ltd. 1,141 25,498
Akcansa Cimento A/S 12,690 46,227
Ambuja Cements Ltd. 11,609 74,161
Anhui Conch Cement Co. Ltd., Class
A 5,100 16,909
Anhui Conch Cement Co. Ltd., Class
H 28,500 80,487
Asia Cement Corp. 70,700 99,475
Baticim Bati Anadolu Cimento
Sanayii A/S* 987,846 135,875
Berkah Beton Sadaya Tbk. PT*‡ 425,000 129
Birla Corp. Ltd. 327 4,103
Cementos Argos SA 13,950 35,404
Cemex SAB de CV 341,088 210,839
China Jushi Co. Ltd., Class A 9,600 15,505
China National Building Material Co.
Ltd., Class H 94,462 45,923
Investments Shares Value
Construction Materials
(continued)
China Resources Building Materials
Technology Holdings Ltd. 846,000 $ 178,916
Cimsa Cimento Sanayi ve Ticaret A/S 123,422 150,123
CSG Holding Co. Ltd., Class A 18,800 12,270
CSG Holding Co. Ltd., Class B 4,700 1,055
Dalmia Bharat Ltd. 1,598 36,746
GCC SAB de CV 2,953 24,808
Goldsun Building Materials Co. Ltd. 20,000 24,544
Grasim Industries Ltd. 5,969 193,412
Grupo Argos SA 8,750 45,532
Grupo Argos SA (Preference) 5,950 23,242
Hanil Cement Co. Ltd. 8,413 106,531
Huaxin Cement Co. Ltd., Class A 3,700 6,118
Hume Cement Industries Bhd. 79,900 49,995
India Cements Ltd. (The)* 2,773 10,108
Indocement Tunggal Prakarsa Tbk.
PT 526,400 169,653
JK Cement Ltd. 530 32,074
JK Lakshmi Cement Ltd. 2,744 25,235
Nuh Cimento Sanayi A/S 2,068 13,142
Nuvoco Vistas Corp. Ltd.* 830 3,136
Oyak Cimento Fabrikalari A/S* 17,222 10,496
Qassim Cement Co. (The) 725 10,186
Ramco Cements Ltd. (The) 2,289 25,566
Rhi Magnesita India Ltd. 393 2,052
Riyadh Cement Co. 1,967 17,804
Saudi Cement Co. 2,914 35,775
Semen Indonesia Persero Tbk. PT 1,292,517 203,221
Shree Cement Ltd. 235 82,641
Siam Cement PCL (The), NVDR 9,400 45,023
Southern Province Cement Co. 1,634 13,526
Star Cement Ltd.* 7,008 18,112
Tangshan Jidong Cement Co. Ltd.,
Class A* 4,700 3,061
TCC Group Holdings Co. Ltd. 94,000 87,143
Tipco Asphalt PCL, NVDR 249,100 111,855
TPI Polene PCL, NVDR 1,320,800 37,167
UltraTech Cement Ltd. 1,833 252,569
Universal Cement Corp. 188,926 165,103
Yamama Cement Co. 3,337 32,205
Yanbu Cement Co. 705 4,097
3,054,777
Consumer Finance -
1 .4%
AEON Credit Service M Bhd. 79,900 110,360
Arzan Financial Group for Financing
& Investment KPSC 33,417 32,065
Bajaj Finance Ltd. 3,948 403,498
Bangkok Commercial Asset
Management PCL, NVDR 531,100 100,958
BFI Finance Indonesia Tbk. PT 2,965,700 157,218
Capri Global Capital Ltd. 7,792 14,901
Cholamandalam Financial Holdings
Ltd. 1,776 39,187
Cholamandalam Investment and
Finance Co. Ltd. 6,157 108,748
CreditAccess Grameen Ltd. 1,166 15,024

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 136
Investments Shares Value
COMMON STOCKS (continued)
Consumer Finance
(continued)
FinVolution Group, ADR 54,708 $ 432,740
Five-Star Business Finance Ltd.* 1,974 16,495
Gentera SAB de CV 586,400 1,025,713
Hotai Finance Co. Ltd. 3,220 6,836
JMT Network Services PCL, NVDR 4,800 1,983
Krungthai Card PCL, NVDR 5,100 7,099
Lufax Holding Ltd.*‡ 18,800 21,702
Mahindra & Mahindra Financial
Services Ltd. 9,024 27,991
Manappuram Finance Ltd. 207,411 566,746
Muangthai Capital PCL, NVDR 14,000 18,859
Muthoot Finance Ltd. 1,466 37,653
Ngern Tid Lor PCL, NVDR 4,140 1,487
Poonawalla Fincorp Ltd.* 5,720 25,406
Samsung Card Co. Ltd. 539 15,907
SBI Cards & Payment Services Ltd. 4,373 45,216
Shriram Finance Ltd. 20,680 149,732
Srisawad Corp. PCL, NVDR 24,800 22,643
Sundaram Finance Ltd. 1,551 96,504
Yulon Finance Corp. 4,672 15,703
3,518,374
Consumer Staples Distribution & Retail -
1 .4%
99 Speed Mart Retail Holdings Bhd.* 47,000 24,507
Abdullah Al Othaim Markets Co. 3,666 8,816
Al-Dawaa Medical Services Co. 1,645 37,058
Alibaba Health Information
Technology Ltd.* 52,000 33,796
Almunajem Foods Co. 450 9,898
Atacadao SA* 18,800 28,392
Avenue Supermarts Ltd.*(a) 2,068 102,805
Beijing UBOX Online Technology
Corp.* 23,500 7,243
Berli Jucker PCL 500 356
Berli Jucker PCL, NVDR, NVDR 42,000 29,924
BGF retail Co. Ltd. 47 3,564
Bid Corp. Ltd. 5,311 133,444
BIM Birlesik Magazalar A/S 11,687 137,048
BinDawood Holding Co. 6,204 10,420
Cencosud SA 33,276 112,728
Clicks Group Ltd. 3,760 79,946
Corporativo Fragua SAB de CV 1,242 31,774
CP ALL PCL, NVDR 61,100 94,197
CP Axtra PCL, NVDR 32,992 24,938
DaShenLin Pharmaceutical Group
Co. Ltd., Class A 4,320 11,254
Dis-Chem Pharmacies Ltd.(a) 10,996 18,646
Dongsuh Cos., Inc. 859 15,712
East Buy Holding Ltd.*(a)(b) 3,000 4,689
E-MART, Inc. 486 31,351
Fangzhou, Inc.* 23,500 14,152
Ghitha Holding PJSC* 3,102 14,948
Great Tree Pharmacy Co. Ltd. 1,805 9,002
Grupo Comercial Chedraui SA de
CV(b) 4,623 29,953
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
GS Retail Co. Ltd. 1,076 $ 11,203
Innovation New Material Technology
Co. Ltd., Class A 23,500 12,134
InRetail Peru Corp.*(a) 1,222 34,216
JD Health International, Inc.*(a)(b) 16,450 78,700
La Comer SAB de CV(b) 10,549 19,955
Magnit PJSC‡ 2,296 —
Medplus Health Services Ltd.* 1,880 17,939
Migros Ticaret A/S 2,688 33,443
Nahdi Medical Co. 376 11,388
Philippine Seven Corp. 23,500 22,299
Pick n Pay Stores Ltd.*(b) 20,309 30,530
Ping An Healthcare and Technology
Co. Ltd.(a) 42,300 41,020
President Chain Store Corp. 8,000 65,285
Puregold Price Club, Inc. 413,600 236,586
Raia Drogasil SA 18,864 66,108
Robinsons Retail Holdings, Inc. 183,300 128,807
Sendas Distribuidora SA 498,200 808,715
Shoprite Holdings Ltd. 7,144 109,631
SMU SA 971,537 188,434
Sok Marketler Ticaret A/S 125,992 123,175
SPAR Group Ltd. (The)* 6,251 38,491
Spinneys 1961 Holding plc 52,781 20,692
Sumber Alfaria Trijaya Tbk. PT 302,400 39,348
Sun Art Retail Group Ltd. 47,000 11,213
Wal-Mart de Mexico SAB de CV(b) 70,000 222,248
Yifeng Pharmacy Chain Co. Ltd.,
Class A 4,700 18,379
Yonghui Superstores Co. Ltd., Class
A* 14,100 10,018
3,460,518
Containers & Packaging -
0 .1%
Cheng Loong Corp. 26,600 14,513
EPL Ltd. 1,551 3,474
Klabin SA 23,500 76,916
Pantai Indah Kapuk Dua Tbk. PT 24,000 16,410
SCG Packaging PCL, NVDR 4,600 1,941
Shenzhen YUTO Packaging
Technology Co. Ltd., Class A 4,700 13,396
Taiwan Hon Chuan Enterprise Co.
Ltd. 4,857 23,387
Time Technoplast Ltd. 2,209 8,827
Ton Yi Industrial Corp. 26,100 14,730
173,594
Distributors -
0 .1%
China Tobacco International HK Co.
Ltd.(a)(b) 6,000 19,343
MBM Resources Bhd. 65,800 86,920
Wuchan Zhongda Group Co. Ltd.,
Class A 13,800 9,691
Zhejiang China Commodities City
Group Co. Ltd., Class A 7,800 16,464
132,418

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
137 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Diversified Consumer Services -
0 .2%
Advtech Ltd. 11,201 $ 18,572
China Education Group Holdings Ltd.
(a)(b) 395,691 124,503
Fu Shou Yuan International Group
Ltd.(b) 473,000 214,703
Humansoft Holding Co. KSC 987 7,644
Lung Yen Life Service Corp.* 8,448 17,935
National Co. for Learning &
Education 461 19,271
New Oriental Education &
Technology Group, Inc. 23,200 114,584
Offcn Education Technology Co. Ltd.,
Class A* 4,700 1,948
Taaleem Holdings PJSC 16,512 16,364
TAL Education Group, ADR* 7,003 61,276
Tianli International Holdings Ltd.(a) 50,000 25,404
622,204
Diversified REITs -
0 .3%
Axis REIT, REIT 94,644 41,893
Concentradora Fibra Danhos SA de
CV, REIT 380,750 430,641
Fibra Uno Administracion SA de CV,
REIT 61,100 78,938
Growthpoint Properties Ltd., REIT(b) 67,163 47,179
KLCCP Stapled Group, REIT 9,600 19,334
Redefine Properties Ltd., REIT 210,909 52,370
SK REITs Co. Ltd., REIT 1,683 5,872
676,227
Diversified Telecommunication Services -
1 .0%
Chief Telecom, Inc. 1,104 14,912
China Tower Corp. Ltd., Class H(a) 103,400 149,872
Chunghwa Telecom Co. Ltd. 51,609 208,966
CITIC Telecom International Holdings
Ltd. 598,000 181,990
Converge Information and
Communications Technology
Solutions, Inc. 47,000 16,038
Emirates Integrated
Telecommunications Co. PJSC 13,771 32,618
Emirates Telecommunications Group
Co. PJSC 52,922 250,702
Etihad Atheeb Telecommunication
Co. 6,439 172,009
Hellenic Telecommunications
Organization SA 5,358 101,837
HFCL Ltd. 20,750 19,499
Indus Towers Ltd.* 12,032 58,135
Jasmine Technology Solution PCL,
NVDR* 8,800 10,735
LG Uplus Corp. 3,683 31,143
Magyar Telekom Telecommunications
plc* 9,650 45,785
Ooredoo QPSC 30,644 109,076
Investments Shares Value
Diversified Telecommunication Services
(continued)
PT Tower Bersama Infrastructure
Tbk. 42,300 $ 5,071
Railtel Corp. of India Ltd. 3,796 13,302
Rostelecom PJSC‡ 33,770 —
Rostelecom PJSC (Preference)‡ 15,392 —
Sarana Menara Nusantara Tbk. PT 191,100 6,562
Saudi Telecom Co. 25,709 326,255
Tata Communications Ltd. 2,192 41,290
Tata Teleservices Maharashtra Ltd.* 26,489 17,815
Telefonica Brasil SA 22,560 110,740
Telekom Malaysia Bhd. 28,200 44,440
Telkom Indonesia Persero Tbk. PT 1,109,200 176,403
Telkom SA SOC Ltd.* 104,011 219,580
TIME dotCom Bhd. 6,200 7,400
True Corp. PCL, NVDR* 150,400 54,478
Turk Telekomunikasyon A/S* 19,746 26,955
2,453,608
Electric Utilities -
1 .2%
Adani Energy Solutions Ltd.* 3,525 37,537
Celsia SA ESP 188,329 179,235
Centrais Eletricas Brasileiras SA 23,500 182,433
Centrais Eletricas Brasileiras SA
(Preference), Class B 5,000 42,596
CESC Ltd. 16,168 30,430
CEZ A/S 4,042 205,582
Chongqing Three Gorges Water
Conservancy & Electric Power Co.
Ltd., Class A 9,400 9,500
Cia Energetica de Minas Gerais 6,110 16,448
Cia Energetica de Minas Gerais
(Preference) 53,712 103,887
Cia Paranaense de Energia - Copel 14,100 26,001
Cia Paranaense de Energia - Copel
(Preference) 28,200 57,432
CPFL Energia SA 4,700 31,705
Enel Americas SA 484,541 47,106
Enel Chile SA 617,128 43,232
Energisa SA 5,000 40,573
Enerjisa Enerji A/S(a) 7,676 10,808
Engie Energia Chile SA* 157,920 185,097
Equatorial Energia SA 30,613 199,043
Federal Grid Co. - Rosseti PJSC
(Registered)*‡ 22,532,366 —
Inter RAO UES PJSC‡ 1,596,292 —
Interconexion Electrica SA ESP 10,951 56,518
Isa Energia Brasil SA (Preference) 4,700 19,916
Korea Electric Power Corp. 5,593 100,922
Manila Electric Co. 8,460 86,334
Mosenergo PJSC‡ 4,455,000 —
Neoenergia SA 14,100 57,034
Power Grid Corp. of India Ltd. 68,573 249,548
Public Power Corp. SA 6,063 90,769
Reliance Infrastructure Ltd.* 91,274 275,009
RusHydro PJSC*‡ 2,361,000 —
Saudi Electricity Co. 16,779 67,010
SJVN Ltd. 13,152 14,638

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 138
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Tata Power Co. Ltd. (The) 26,649 $ 121,253
Tenaga Nasional Bhd. 112,800 362,319
Torrent Power Ltd. 2,867 52,230
Transmissora Alianca de Energia
Eletrica SA 5,000 31,724
3,033,869
Electrical Equipment -
1 .2%
ABB India Ltd. 861 56,281
AcBel Polytech, Inc. 35,683 28,673
Amara Raja Energy & Mobility Ltd. 2,250 25,884
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S 5,872 15,344
Bharat Heavy Electricals Ltd. 22,842 61,331
Bizlink Holding, Inc. 2,865 48,104
CG Power & Industrial Solutions Ltd. 10,622 78,806
Cheryong Electric Co. Ltd. 4,089 89,604
Chicony Power Technology Co. Ltd. 2,551 8,495
China XD Electric Co. Ltd., Class A 5,000 4,275
Chung-Hsin Electric & Machinery
Manufacturing Corp. 7,728 30,687
CyberPower Systems, Inc. 25,636 224,835
Dongfang Electric Corp. Ltd., Class A 5,000 10,471
Doosan Enerbility Co. Ltd.* 6,204 126,349
Doosan Fuel Cell Co. Ltd.* 690 7,407
Ecopro BM Co. Ltd.* 705 50,339
Ecopro Co. Ltd. 1,458 52,310
Ecopro Materials Co. Ltd.* 71 2,772
Elecon Engineering Co. Ltd. 3,552 22,907
Electrical Industries Co. 10,708 20,269
Fangda Carbon New Material Co.
Ltd., Class A 5,300 3,371
Farasis Energy Gan Zhou Co. Ltd.,
Class A* 784 1,315
Finolex Cables Ltd. 1,850 18,975
Fortune Electric Co. Ltd. 3,221 42,399
GE Vernova T&D India Ltd. 1,350 25,025
GEM Co. Ltd., Class A 7,300 6,151
Goldwind Science & Technology Co.
Ltd., Class A 9,600 11,566
Goldwind Science & Technology Co.
Ltd., Class H 5,600 3,863
GoodWe Technologies Co. Ltd.,
Class A 480 2,631
Gotion High-tech Co. Ltd., Class A 4,600 13,085
Graphite India Ltd. 2,629 14,072
Gulf Cables & Electrical Industries
Group Co. KSCP 3,008 22,089
Hangzhou Steam Turbine Power
Group Co. Ltd., Class B 4,700 6,564
Havells India Ltd. 3,478 65,909
HBL Engineering Ltd. 4,272 24,370
HD Hyundai Electric Co. Ltd. 354 76,578
HEG Ltd. 2,209 12,194
Investments Shares Value
Electrical Equipment
(continued)
Hitachi Energy India Ltd. 203 $ 34,911
Hoymiles Power Electronics, Inc.,
Class A 611 8,163
Hyosung Heavy Industries Corp. 96 33,058
Iljin Electric Co. Ltd. 611 10,832
Inox Wind Energy Ltd.* 47 5,449
Inox Wind Ltd.* 11,470 22,947
Jiangsu Zhongtian Technology Co.
Ltd., Class A 4,500 8,619
KEI Industries Ltd. 989 35,864
Korea Electric Terminal Co. Ltd. 2,491 113,028
L&F Co. Ltd.* 436 19,875
LG Energy Solution Ltd.* 611 139,479
LS Corp. 658 60,639
LS Electric Co. Ltd. 300 42,948
LS Materials Ltd.* 1,081 8,479
Ming Yang Smart Energy Group Ltd.,
Class A 4,500 6,326
NARI Technology Co. Ltd., Class A 9,700 29,583
Olectra Greentech Ltd. 1,392 19,137
Phihong Technology Co. Ltd.* 11,472 9,218
Polycab India Ltd. 987 64,489
POSCO Future M Co. Ltd.* 470 41,297
Pylon Technologies Co. Ltd., Class A 2,266 12,786
Riyadh Cables Group Co. 720 24,417
Roshow Technology Co. Ltd., Class
A* 14,100 13,862
Sanil Electric Co. Ltd. 517 19,822
Schneider Electric Infrastructure Ltd.* 1,400 9,537
Shanghai Electric Group Co. Ltd.,
Class A* 24,000 24,057
Shihlin Electric & Engineering Corp. 5,136 22,803
Shinsung Delta Tech Co. Ltd. 554 23,111
Siemens Energy India Ltd.* 1,410 41,359
Suzlon Energy Ltd.* 192,653 128,612
Ta Ya Electric Wire & Cable 16,380 18,284
Taihan Electric Wire Co. Ltd.* 1,021 8,353
Tatung Co. Ltd.* 30,816 39,119
TBEA Co. Ltd., Class A 15,350 24,369
Teco Electric and Machinery Co. Ltd. 22,000 33,774
Transformers & Rectifiers India Ltd. 846 4,956
Triveni Turbine Ltd. 2,700 16,623
V-Guard Industries Ltd. 4,754 20,294
Voltronic Power Technology Corp. 1,500 70,350
Walsin Lihwa Corp. 66,050 42,646
WEG SA 23,100 182,143
Xiangtan Electric Manufacturing Co.
Ltd., Class A* 9,400 12,813
XTC New Energy Materials Xiamen
Co. Ltd., Class A 2,231 14,576
Zhejiang Chint Electrics Co. Ltd.,
Class A 4,700 14,412
Zhejiang Huayou Cobalt Co. Ltd.,
Class A 4,840 22,578
2,875,297

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
139 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components -
2 .9%
AAC Technologies Holdings, Inc. 13,000 $ 62,278
Ability Opto-Electronics Technology
Co. Ltd. 3,072 12,535
All Ring Tech Co. Ltd. 2,000 15,946
Asia Optical Co., Inc. 7,296 30,796
AUO Corp. 83,050 31,939
Aurora Corp. 4,316 8,259
Avary Holding Shenzhen Co. Ltd.,
Class A 4,100 16,128
BOE Technology Group Co. Ltd.,
Class A 56,400 29,820
Cal-Comp Electronics Thailand PCL,
NVDR 131,600 23,440
Castles Technology Co. Ltd. 38,000 81,981
Chang Wah Electromaterials, Inc. 10,200 13,682
Channel Well Technology Co. Ltd. 76,289 173,173
Cheng Uei Precision Industry Co.
Ltd. 111,559 170,567
China Railway Signal &
Communication Corp. Ltd., Class
A 21,630 15,159
China Railway Signal &
Communication Corp. Ltd., Class
H(a) 52,000 20,921
Chin-Poon Industrial Co. Ltd. 135,684 136,817
Chroma ATE, Inc. 6,603 60,388
Chunghwa Precision Test Tech Co.
Ltd. 720 16,389
Compeq Manufacturing Co. Ltd. 33,000 57,781
Coretronic Corp. 9,168 17,944
Co-Tech Development Corp. 4,640 6,898
CPT Technology Group Co. Ltd.,
Class A* 18,800 11,260
Daeduck Electronics Co. Ltd. 11,656 114,469
Daejoo Electronic Materials Co. Ltd. 244 14,178
Delta Electronics Thailand PCL,
NVDR 65,900 193,330
Delta Electronics, Inc. 28,760 299,892
Dynamic Holding Co. Ltd. 97,245 130,742
Dynapack International Technology
Corp.* 2,935 15,876
E Ink Holdings, Inc. 14,429 100,154
Egis Technology, Inc.* 2,189 6,659
Elite Material Co. Ltd. 5,163 89,755
Everdisplay Optronics Shanghai Co.
Ltd., Class A* 47,586 14,283
FLEXium Interconnect, Inc. 8,432 13,367
Fositek Corp. 1,000 14,336
Foxconn Industrial Internet Co. Ltd.,
Class A 14,100 35,062
Foxconn Technology Co. Ltd. 22,261 41,066
General Interface Solution GIS
Holding Ltd.* 105,191 154,088
Genius Electronic Optical Co. Ltd. 2,150 25,242
Genus Power Infrastructures Ltd. 5,088 17,092
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Global Brands Manufacture Ltd. 102,016 $ 192,658
GoerTek, Inc., Class A 3,800 11,082
Gold Circuit Electronics Ltd. 5,240 31,375
Hana Microelectronics PCL, NVDR 7,200 4,160
Hannstar Board Corp. 101,772 150,512
HannStar Display Corp.* 69,288 15,295
Holy Stone Enterprise Co. Ltd. 3,250 8,485
Hon Hai Precision Industry Co. Ltd. 302,856 1,339,903
Honeywell Automation India Ltd. 52 21,247
I-Chiun Precision Industry Co. Ltd. 3,054 7,477
Innolux Corp. 98,000 41,979
IsuPetasys Co. Ltd. 987 22,115
ITEQ Corp. 6,096 12,160
Jaymart Group Holdings PCL, NVDR 267,200 68,390
JNTC Co. Ltd.* 799 7,700
Kaynes Technology India Ltd.* 535 36,395
KCE Electronics PCL, NVDR 2,500 1,302
Kingboard Holdings Ltd. 20,500 55,118
Kingboard Laminates Holdings Ltd. 27,500 28,760
Largan Precision Co. Ltd. 1,900 134,259
LG Display Co. Ltd.* 5,876 35,012
LG Innotek Co. Ltd. 329 32,310
Lingyi iTech Guangdong Co., Class A 6,500 7,142
Lotes Co. Ltd. 2,050 80,121
Luxshare Precision Industry Co. Ltd.,
Class A 8,300 35,256
MH Development Ltd.*‡ 22,000 —
Nan Ya Printed Circuit Board Corp. 5,664 17,497
Nationgate Holdings Bhd. 15,000 4,728
Nichidenbo Corp. 65,025 131,136
Pan-International Industrial Corp. 161,845 190,269
Park Systems Corp. 235 33,560
PG Electroplast Ltd. 4,747 47,440
Primax Electronics Ltd. 14,600 34,009
Promate Electronic Co. Ltd. 5,500 12,175
Quest Holdings SA 1,081 7,766
Raytron Technology Co. Ltd., Class A 343 2,635
Redington Ltd. 222,968 648,473
RoboSense Technology Co. Ltd.* 9,700 47,157
Samsung Electro-Mechanics Co. Ltd. 893 73,940
Samsung SDI Co. Ltd. 799 98,926
Scientech Corp. 1,000 8,458
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A 526 14,065
Shengyi Technology Co. Ltd., Class A 4,900 16,388
Simplo Technology Co. Ltd. 4,656 50,806
Sinbon Electronics Co. Ltd. 4,561 31,516
Solomon Technology Corp. 3,078 12,703
SOLUM Co. Ltd.* 16,403 189,589
Solus Advanced Materials Co. Ltd. 1,741 10,459
Sunny Optical Technology Group Co.
Ltd.(b) 10,800 91,222
Supreme Electronics Co. Ltd. 14,160 22,491
Synnex Technology International
Corp. 36,401 80,694

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 140
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Taiwan Surface Mounting Technology
Corp. 6,816 $ 21,738
Taiwan Union Technology Corp. 4,128 17,553
TCL Technology Group Corp., Class
A 17,860 10,205
Test Research, Inc. 4,350 14,553
Thinking Electronic Industrial Co. Ltd. 2,688 10,716
Tianma Microelectronics Co. Ltd.,
Class A* 10,900 11,976
Tong Hsing Electronic Industries Ltd. 2,783 9,180
TPK Holding Co. Ltd.* 9,050 8,659
Tripod Technology Corp. 14,000 80,324
TXC Corp. 4,608 12,751
Unimicron Technology Corp. 21,910 64,326
Unitech Printed Circuit Board Corp.* 9,446 7,118
Universal Microwave Technology, Inc. 1,000 11,803
VS Industry Bhd. 137,700 25,051
Wah Lee Industrial Corp. 6,400 18,990
Walsin Technology Corp. 5,952 14,534
Weikeng Industrial Co. Ltd. 24,860 25,495
Wintek Corp.*‡ 64,000 —
WPG Holdings Ltd. 32,200 67,958
WT Microelectronics Co. Ltd. 21,650 78,861
Wuhan Guide Infrared Co. Ltd.,
Class A 14,100 16,017
Yageo Corp. 10,797 154,952
Zero One Technology Co. Ltd. 2,000 7,754
Zhejiang Dahua Technology Co. Ltd.,
Class A 5,200 11,255
Zhen Ding Technology Holding Ltd. 17,150 52,389
7,306,165
Energy Equipment & Services -
0 .3%
Ades Holding Co. 3,337 13,469
ADNOC Drilling Co. PJSC 33,358 44,501
Bumi Armada Bhd. 940,000 106,744
China Oilfield Services Ltd., Class A 5,000 9,177
China Oilfield Services Ltd., Class H 18,000 14,090
China Petroleum Engineering Corp.,
Class A 27,800 11,713
COFCO Capital Holdings Co. Ltd.,
Class A 4,900 8,022
Dayang Enterprise Holdings Bhd. 267,900 106,788
Dialog Group Bhd. 42,300 14,312
Gulf International Services QSC 557,091 471,714
NMDC Energy 28,086 19,116
Offshore Oil Engineering Co. Ltd.,
Class A 23,500 17,181
Yinson Holdings Bhd. 58,088 25,174
862,001
Entertainment -
0 .8%
China Ruyi Holdings Ltd.*(b) 132,000 34,725
CJ ENM Co. Ltd.* 4,058 176,137
Investments Shares Value
Entertainment
(continued)
HYBE Co. Ltd. 282 $ 52,968
International Games System Co. Ltd. 3,640 94,690
iQIYI, Inc., ADR*(b) 179,822 330,873
JYP Entertainment Corp. 480 23,367
Kingsoft Corp. Ltd. 16,800 83,624
Krafton, Inc.* 470 122,832
Maoyan Entertainment*(a)(b) 131,600 116,247
MD Entertainment Tbk. PT 28,800 4,389
NCSoft Corp. 249 25,627
NetEase Cloud Music, Inc.*(a) 950 22,112
NetEase, Inc. 26,300 566,379
Perfect World Co. Ltd., Class A 4,100 7,672
PVR Inox Ltd.* 2,045 22,812
Saregama India Ltd. 1,900 11,786
SM Entertainment Co. Ltd. 144 12,551
SMI Holdings Group Ltd.*‡ 72,000 —
Studio Dragon Corp.* 188 6,771
Tencent Music Entertainment Group,
ADR 377 5,059
Tencent Music Entertainment Group,
Class A 18,800 128,611
Tips Music Ltd. 564 4,203
Wemade Co. Ltd.* 388 7,820
XD, Inc.*(a) 9,400 43,517
XPEC Entertainment, Inc.*‡ 14,800 —
YG Entertainment, Inc. 423 19,967
1,924,739
Financial Services -
1 .4%
Aavas Financiers Ltd.* 1,935 44,500
Aditya Birla Capital Ltd.* 13,950 32,423
Aptus Value Housing Finance India
Ltd. 3,811 14,374
Bajaj Finserv Ltd. 6,110 141,143
Bajaj Holdings & Investment Ltd. 458 64,908
Can Fin Homes Ltd. 2,250 19,046
Chailease Holding Co. Ltd. 38,067 136,281
Corp. Financiera Colombiana SA* 40,326 158,097
CSSC Hong Kong Shipping Co. Ltd.
(a) 564,000 123,641
E-Finance for Digital & Financial
Investments 9,861 3,650
Far East Horizon Ltd.(b) 52,000 40,301
Fawry for Banking & Payment
Technology Services SAE* 44,933 9,431
FirstRand Ltd. 142,175 554,984
Genertec Universal Medical Group
Co. Ltd.(a) 258,500 171,007
Grupo de Inversiones Suramericana
SA (Preference) 3,587 31,998
Home First Finance Co. India Ltd.(a) 1,225 17,825
Housing & Urban Development Corp.
Ltd. 7,450 19,705
IFCI Ltd.* 14,570 7,290
IGB Bhd. 197,400 123,975
IIFL Finance Ltd.* 3,422 14,549
Indian Railway Finance Corp. Ltd.(a) 26,757 39,421

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
141 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
Indian Renewable Energy
Development Agency Ltd.* 11,500 $ 22,740
Infibeam Avenues Ltd. 45,120 9,095
Jio Financial Services Ltd.* 39,997 123,290
JSW Holdings Ltd.* 94 25,902
L&T Finance Ltd. 11,562 22,468
LIC Housing Finance Ltd. 8,977 63,855
Meritz Financial Group, Inc. 2,397 209,263
National Investments Co. KSCP 20,286 16,353
One 97 Communications Ltd.* 5,513 56,429
Piramal Enterprises Ltd. 2,685 30,763
PNB Housing Finance Ltd.*(a) 1,056 12,627
Power Finance Corp. Ltd. 34,263 165,224
REC Ltd. 30,691 152,613
Remgro Ltd. 11,515 98,946
Sammaan Capital Ltd. 280,778 400,643
Turkiye Sinai Kalkinma Bankasi A/S* 64,719 17,602
Yuanta Financial Holding Co. Ltd. 333,556 324,347
3,520,709
Food Products -
2 .1%
Agthia Group PJSC 16,027 19,723
Alfa SAB de CV, Class A(b) 75,082 54,964
Alicorp SAA 78,728 175,906
Almarai Co. JSC 6,815 95,932
Anjoy Foods Group Co. Ltd., Class A 500 5,253
Avanti Feeds Ltd. 1,410 14,588
AVI Ltd. 5,424 26,353
Balrampur Chini Mills Ltd. 3,850 25,105
Beijing Dabeinong Technology Group
Co. Ltd., Class A 19,400 10,898
Betagro PCL 24,400 17,311
Bombay Burmah Trading Co. 940 20,753
BRF SA 14,500 58,139
Britannia Industries Ltd. 1,880 121,031
CCL Products India Ltd. 2,597 18,182
Century Pacific Food, Inc. 17,700 12,089
Charoen Pokphand Enterprise 4,272 13,357
Charoen Pokphand Foods PCL,
NVDR 94,900 75,284
Charoen Pokphand Indonesia Tbk.
PT 65,800 18,749
Cherkizovo Group PJSC‡ 2,594 —
China Feihe Ltd.(a) 94,000 71,275
China Huiyuan Juice Group Ltd.*‡ 24,000 —
China Mengniu Dairy Co. Ltd. 80,000 200,343
Chongqing Fuling Zhacai Group Co.
Ltd., Class A 3,120 5,632
CJ CheilJedang Corp. 141 23,707
COFCO Joycome Foods Ltd.*(a)(b) 1,081,000 203,523
Daesang Corp. 6,580 110,631
Formosa Oilseed Processing Co.
Ltd.‡ 4,000 3,725
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 5,280 30,475
Investments Shares Value
Food Products
(continued)
Godrej Agrovet Ltd.(a) 1,739 $ 15,855
Great Wall Enterprise Co. Ltd. 24,650 46,089
Gruma SAB de CV, Class B 2,916 55,826
Grupo Bimbo SAB de CV, Class A,
Series A(b) 16,764 51,067
Grupo Nutresa SA 1,739 52,121
Guan Chong Bhd. 159,800 125,174
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A 4,700 15,712
Heilongjiang Agriculture Co. Ltd.,
Class A 5,500 11,367
Henan Shuanghui Investment &
Development Co. Ltd., Class A 2,700 9,286
Huishan Dairy*‡ 158,000 —
Indofood CBP Sukses Makmur Tbk.
PT 42,400 28,990
Indofood Sukses Makmur Tbk. PT 84,600 40,771
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 5,700 23,356
IOI Corp. Bhd. 32,900 27,906
Japfa Comfeed Indonesia Tbk. PT 1,894,100 207,666
JBS SA 18,900 147,156
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 9,400 12,593
Jiangxi Zhengbang Technology Co.
Ltd., Class A* 37,517 14,257
Kuala Lumpur Kepong Bhd. 9,592 43,614
Lian HWA Food Corp. 2,013 8,182
Lien Hwa Industrial Holdings Corp. 18,685 25,530
Lotte Wellfood Co. Ltd. 1,128 94,033
LT Foods Ltd. 3,911 16,043
M Dias Branco SA 42,400 190,004
Marfrig Global Foods SA 4,700 17,832
Marico Ltd. 10,951 92,090
Mayora Indah Tbk. PT 83,900 11,524
Modern Mills Co.(a) 1,786 18,570
Mrs Bectors Food Specialities Ltd.(a) 1,104 19,475
Muyuan Foods Co. Ltd., Class A 4,720 25,781
Namchow Holdings Co. Ltd. 59,850 87,951
National Agriculture Development
Co. (The)* 4,089 24,266
Nestle India Ltd. 5,358 151,461
Nestle Malaysia Bhd. 700 14,114
New Hope Liuhe Co. Ltd., Class A* 4,300 5,678
NongShim Co. Ltd. 53 15,026
Orion Corp. 409 35,448
Orion Holdings Corp. 8,037 103,410
Patanjali Foods Ltd. 1,887 42,572
PPB Group Bhd. 14,080 40,592
QL Resources Bhd. 33,392 37,145
Samyang Foods Co. Ltd. 53 36,166
Sao Martinho SA 59,900 206,424
Sarawak Oil Palms Bhd. 112,800 78,947
Saudia Dairy & Foodstuff Co. 294 23,938
Savola Group (The)* 3,044 25,401

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 142
Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
SD Guthrie Bhd. 28,203 $ 31,046
SLC Agricola SA 65,800 230,011
Tata Consumer Products Ltd. 9,574 132,113
Thai Union Group PCL, NVDR 16,500 5,334
Thaifoods Group PCL, NVDR 455,900 73,015
Tiger Brands Ltd. 3,901 60,802
Tingyi Cayman Islands Holding Corp. 52,000 94,147
Tres Tentos Agroindustrial SA 47,000 134,490
Triputra Agro Persada PT 2,932,800 172,258
Triveni Engineering & Industries Ltd. 4,263 20,648
Ulker Biskuvi Sanayi A/S* 6,672 18,476
Ultrajaya Milk Industry & Trading Co.
Tbk. PT 188,000 15,686
Uni-President China Holdings Ltd. 43,000 51,569
Uni-President Enterprises Corp. 75,479 181,246
United Plantations Bhd. 3,200 16,997
Universal Robina Corp. 3,190 4,726
Want Want China Holdings Ltd. 47,000 30,850
Yihai International Holding Ltd.(b) 3,000 5,184
Zad Holding Co. 4,794 18,763
Zydus Wellness Ltd. 882 18,428
5,125,126
Gas Utilities -
0 .5%
Adani Total Gas Ltd. 2,567 18,237
Aygaz A/S 2,928 9,745
Beijing Enterprises Holdings Ltd. 8,500 34,527
China Gas Holdings Ltd. 56,400 51,057
China Resources Gas Group Ltd. 23,400 65,480
ENN Energy Holdings Ltd. 19,300 153,186
ENN Natural Gas Co. Ltd., Class A 5,300 14,420
GAIL India Ltd. 65,988 147,693
Great Taipei Gas Co. Ltd. 141,000 135,564
Grupo Energia Bogota SA ESP 66,364 46,034
Gujarat Gas Ltd. 2,679 14,381
Gujarat State Petronet Ltd. 4,080 15,695
Indraprastha Gas Ltd. 4,710 10,737
Korea Gas Corp. 999 27,303
Kunlun Energy Co. Ltd. 94,000 89,700
Mahanagar Gas Ltd.(a) 1,127 17,957
National Gas & Industrialization Co. 1,155 27,252
Perusahaan Gas Negara Tbk. PT 311,200 31,589
Petronas Gas Bhd. 14,100 57,184
Towngas Smart Energy Co. Ltd. 376,000 169,704
Zhongyu Energy Holdings Ltd.*(b) 47,000 26,001
1,163,446
Ground Transportation -
0 .3%
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A 64,500 51,598
BTS Group Holdings PCL, NVDR* 184,748 27,929
Container Corp. of India Ltd. 4,387 34,983
Daqin Railway Co. Ltd., Class A 23,600 21,089
Dubai Taxi Co. PJSC 20,586 14,236
Full Truck Alliance Co. Ltd., ADR(b) 10,293 116,928
Investments Shares Value
Ground Transportation
(continued)
GMexico Transportes SAB de CV(a)
(b) 9,400 $ 16,240
Localiza Rent a Car SA 11,506 87,310
Lotte Rental Co. Ltd. 4,982 103,040
Rumo SA 14,100 48,317
United International Transportation
Co. 1,833 36,065
Vamos Locacao de Caminhoes
Maquinas e Equipamentos SA* 192,700 167,465
725,200
Health Care Equipment & Supplies -
0 .2%
Classys, Inc. 144 6,514
Dentium Co. Ltd. 2,779 142,713
Hartalega Holdings Bhd. 21,400 11,060
HLB, Inc.* 1,927 77,134
Kossan Rubber Industries Bhd. 35,000 14,844
Lifetech Scientific Corp.*(b) 100,000 18,569
Microport Scientific Corp.*(b) 25,598 23,239
Poly Medicure Ltd. 850 25,897
SD Biosensor, Inc. 14,620 96,678
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 56,400 41,529
Shanghai MicroPort Endovascular
MedTech Group Co. Ltd., Class A 898 10,444
Shanghai MicroPort MedBot Group
Co. Ltd.* 17,500 42,787
Sri Trang Gloves Thailand PCL,
NVDR 68,600 14,170
Supermax Corp. Bhd.* 57,600 10,612
TaiDoc Technology Corp. 2,900 12,150
Top Glove Corp. Bhd.* 101,200 20,639
568,979
Health Care Providers & Services -
1 .1%
Al Hammadi Holding 3,807 40,750
Apollo Hospitals Enterprise Ltd. 1,692 139,732
Aster DM Healthcare Ltd.(a) 4,914 29,370
Bangkok Chain Hospital PCL, NVDR 20,800 9,402
Bangkok Dusit Medical Services
PCL, NVDR 59,800 42,964
Bumrungrad Hospital PCL, NVDR 4,900 24,203
Burjeel Holdings plc 30,456 12,521
Chabiotech Co. Ltd.* 401 3,095
Chularat Hospital PCL, NVDR 341,100 18,176
Dallah Healthcare Co. 585 19,027
Dr Lal PathLabs Ltd.(a) 822 26,942
Dr Soliman Abdel Kader Fakeeh
Hospital Co.* 1,410 17,292
Dr Sulaiman Al Habib Medical
Services Group Co. 1,457 111,249
Fleury SA 126,900 291,170
Fortis Healthcare Ltd. 7,446 60,421
Global Health Ltd.* 1,978 28,030
Gushengtang Holdings Ltd. 4,800 19,374
Hanmi Science Co. Ltd. 248 5,077

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
143 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Hapvida Participacoes e
Investimentos SA*(a) 47,000 $ 19,260
Hygeia Healthcare Holdings Co.
Ltd.*(a)(b) 132,600 240,074
IHH Healthcare Bhd. 37,600 60,299
Jiangxi Rimag Group Co. Ltd.* 1,000 2,734
Jinxin Fertility Group Ltd.(a)(b) 50,000 18,763
KPJ Healthcare Bhd. 49,024 32,721
Krishna Institute of Medical Sciences
Ltd.*(a) 4,320 33,587
Life Healthcare Group Holdings Ltd. 500,738 393,728
Max Healthcare Institute Ltd. 10,514 136,671
Medikaloka Hermina Tbk. PT(a) 367,500 25,017
Metropolis Healthcare Ltd.*(a) 1,104 22,235
Middle East Healthcare Co.* 1,504 27,867
Mitra Keluarga Karyasehat Tbk.
PT(a) 100,200 15,151
MLP Saglik Hizmetleri A/S, Class
B*(a) 1,900 16,130
Mouwasat Medical Services Co. 1,363 26,345
Narayana Hrudayalaya Ltd.(a) 1,200 25,006
National Medical Care Co. 506 20,100
Netcare Ltd. 500,785 367,119
New Horizon Health Ltd.*‡(a) 4,000 2,564
Odontoprev SA 4,790 9,036
Pure Health Holding PJSC 49,397 37,925
Rainbow Children's Medicare Ltd. 1,143 18,693
Ramkhamhaeng Hospital PCL,
NVDR 32,800 17,772
Rede D'Or Sao Luiz SA(a) 18,800 106,330
Saudi Chemical Co. Holding* 1,410 3,176
Selcuk Ecza Deposu Ticaret ve
Sanayi A/S 7,003 11,681
Shanghai Pharmaceuticals Holding
Co. Ltd., Class A 4,700 11,623
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 14,600 19,995
Siloam International Hospitals Tbk.
PT 24,000 3,759
Sinopharm Group Co. Ltd., Class H 37,600 88,925
Topchoice Medical Corp., Class A 700 3,868
Universal Vision Biotechnology Co.
Ltd. 2,226 12,423
Vijaya Diagnostic Centre Ltd. 658 7,792
Xian International Medical Investment
Co. Ltd., Class A* 14,100 9,785
2,746,949
Health Care Technology -
0 .0% (d)
Lunit, Inc.* 899 32,697
Hotels, Restaurants & Leisure -
1 .9%
Abu Dhabi National Hotels 362,044 51,255
Alsea SAB de CV 19,240 43,601
Ambassador Hotel (The) 7,800 10,950
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Americana Restaurants International
plc - Foreign Co. 21,954 $ 13,448
Asset World Corp. PCL, NVDR 7,400 487
Atour Lifestyle Holdings Ltd., ADR 942 23,023
Bloomberry Resorts Corp. 1,738,100 106,113
Central Plaza Hotel PCL 16,700 12,498
Chalet Hotels Ltd.* 2,045 19,160
DigiPlus Interactive Corp. 535,800 383,708
DoubleUGames Co. Ltd. 3,713 147,319
DPC Dash Ltd.* 2,200 27,959
EIH Ltd. 4,500 19,732
Eternal Ltd.* 103,165 283,935
Genting Bhd. 47,000 34,855
Genting Malaysia Bhd. 47,000 18,626
Grand Korea Leisure Co. Ltd. 12,932 110,534
H World Group Ltd. 28,200 99,640
Haidilao International Holding Ltd.
(a)(b) 28,164 63,993
Hana Tour Service, Inc. 112 4,089
Hanjin Kal Corp. 628 35,122
Indian Hotels Co. Ltd. (The), Class A 14,429 134,531
Intralot SA-Integrated Information
Systems & Gaming Services*(b) 7,896 9,335
Jahez International Co.* 3,384 24,359
Jollibee Foods Corp. 6,430 26,339
Jubilant Foodworks Ltd. 6,968 59,004
Kangwon Land, Inc. 1,822 20,764
Leejam Sports Co. JSC 499 18,625
Lemon Tree Hotels Ltd.*(a) 19,505 31,611
Lion Travel Service Co. Ltd. 29,000 123,316
Meituan, Class B*(a) 77,000 1,293,809
Minor International PCL, NVDR 26,000 20,820
MK Restaurants Group PCL, NVDR 23,600 13,423
NET Holding A/S* 38,070 36,289
OPAP SA 2,578 57,351
Paradise Co. Ltd. 19,503 169,442
Sapphire Foods India Ltd.* 4,000 14,985
Seera Group Holding* 6,298 40,969
Smartfit Escola de Ginastica e Danca
SA 4,895 21,140
Southern Sun Ltd. 224,425 99,631
Thomas Cook India Ltd. 2,021 3,214
Tongcheng Travel Holdings Ltd.(a)(b) 19,200 50,756
Travellers International Hotel Group,
Inc.*‡ 209,900 —
TravelSky Technology Ltd., Class H 40,000 55,811
Trip.com Group Ltd. 8,050 485,822
Tsogo Sun Ltd. 218,315 96,801
Westlife Foodworld Ltd.* 3,000 23,816
Wowprime Corp. 1,654 11,481
Yum China Holdings, Inc. 5,546 240,197
4,693,688
Household Durables -
0 .9%
Amber Enterprises India Ltd.* 400 29,144
Arcelik A/S* 2,915 8,618

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 144
Investments Shares Value
COMMON STOCKS (continued)
Household Durables
(continued)
Bajaj Electricals Ltd. 434 $ 2,800
Coway Co. Ltd. 1,269 78,291
Crompton Greaves Consumer
Electricals Ltd. 6,674 26,646
Cuckoo Holdings Co. Ltd. 3,901 66,686
Cury Construtora e Incorporadora SA 47,000 228,716
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 98,700 432,185
Direcional Engenharia SA 47,000 301,772
Dixon Technologies India Ltd.(a) 509 99,120
Edifier Technology Co. Ltd., Class A 4,700 8,419
Eureka Forbes Ltd.* 1,960 11,432
Gree Electric Appliances, Inc. of
Zhuhai, Class A 9,400 58,967
Haier Smart Home Co. Ltd., Class A 5,700 19,456
Haier Smart Home Co. Ltd., Class H 37,200 108,174
Hangzhou Robam Appliances Co.
Ltd., Class A 4,700 12,664
Hanssem Co. Ltd. 303 9,048
Hisense Home Appliances Group Co.
Ltd., Class H(b) 10,000 30,433
Hisense Visual Technology Co. Ltd.,
Class A 4,700 15,415
LG Electronics, Inc. 2,867 144,006
LG Electronics, Inc. (Preference) 584 14,585
Merry Electronics Co. Ltd. 5,887 20,800
Nien Made Enterprise Co. Ltd. 3,000 36,676
PIK-Spetsializirovannyy
Zastroyshchik PAO*‡ 4,646 —
Sheela Foam Ltd.* 2,350 17,922
Shenzhen MTC Co. Ltd., Class A 9,600 5,697
Skyworth Group Ltd. 470,000 180,613
Symphony Ltd. 564 7,703
Taiwan Sakura Corp. 5,000 13,773
TCL Electronics Holdings Ltd. 37,000 46,806
TTK Prestige Ltd. 415 2,979
Vestel Beyaz Esya Sanayi ve Ticaret
A/S 160,421 48,469
Vestel Elektronik Sanayi ve Ticaret
A/S* 57,622 60,499
Whirlpool of India Ltd. 674 10,047
2,158,561
Household Products -
0 .0% (d)
Blue Moon Group Holdings Ltd.(a) 48,000 23,645
Jyothy Labs Ltd. 5,039 22,307
Kimberly-Clark de Mexico SAB de
CV, Class A(b) 43,800 77,352
123,304
Independent Power and Renewable Electricity Producers
-
1 .7%
Aboitiz Power Corp. 48,300 32,255
ACWA Power Co.* 2,021 173,495
Adani Green Energy Ltd.* 4,747 50,609
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Adani Power Ltd.* 24,722 $ 155,691
Aksa Enerji Uretim A/S, Class B 3,760 3,041
Auren Energia SA 117,800 185,812
B Grimm Power PCL, NVDR 700 237
Banpu Power PCL, NVDR 500 103
Barito Renewables Energy Tbk. PT 220,900 80,176
BCPG PCL, NVDR 510,900 104,765
Canvest Environmental Protection
Group Co. Ltd.(a) 188,000 115,398
CECEP Wind-Power Corp., Class A 32,900 13,001
CGN New Energy Holdings Co. Ltd.
(b) 470,000 138,187
CGN Power Co. Ltd., Class A 34,600 16,769
CGN Power Co. Ltd., Class H(a) 141,000 44,911
China Longyuan Power Group Corp.
Ltd., Class A 5,800 13,416
China Longyuan Power Group Corp.
Ltd., Class H(b) 62,000 49,090
China National Nuclear Power Co.
Ltd., Class A 39,900 50,707
China Power International
Development Ltd. 141,000 55,457
China Resources Power Holdings
Co. Ltd. 50,000 120,830
China Three Gorges Renewables
Group Co. Ltd., Class A 14,100 8,270
China Yangtze Power Co. Ltd., Class
A 28,200 114,543
CHN Energy Changyuan Electric
Power Co. Ltd., Class A 18,800 12,994
CK Power PCL, NVDR 206,600 16,699
Colbun SA 169,138 26,172
Datang International Power
Generation Co. Ltd., Class A 48,300 20,616
Datang International Power
Generation Co. Ltd., Class H(b) 128,000 30,536
Electricity Generating PCL, NVDR 4,900 15,255
Energy Absolute PCL, NVDR* 1,472,600 96,101
Eneva SA* 23,500 56,079
Engie Brasil Energia SA 5,700 41,853
First Gen Corp. 122,200 36,361
Fujian Funeng Co. Ltd., Class A 3,340 4,406
GCL Energy Technology Co. Ltd.,
Class A 14,100 13,900
GD Power Development Co. Ltd.,
Class A 42,500 26,157
Global Power Synergy PCL, NVDR 18,400 17,213
Guangdong Electric Power
Development Co. Ltd., Class A 4,900 2,894
Guangdong Electric Power
Development Co. Ltd., Class B 14,400 3,138
Gulf Development PCL, NVDR* 113,871 167,031
HD Renewable Energy Co. Ltd. 2,368 14,771
Huadian Power International Corp.
Ltd., Class A 26,500 20,834

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
145 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
Huadian Power International Corp.
Ltd., Class H(b) 38,000 $ 21,267
Huaneng Power International, Inc.,
Class A 9,900 9,760
Huaneng Power International, Inc.,
Class H 96,000 59,546
Hubei Energy Group Co. Ltd., Class
A 8,700 5,546
Inner Mongolia MengDian HuaNeng
Thermal Power Corp. Ltd., Class
A 9,800 5,384
Jaiprakash Power Ventures Ltd.* 1,783,603 306,965
Jilin Electric Power Co. Ltd., Class A 19,400 14,264
JSW Energy Ltd. 8,695 49,319
KPI Green Energy Ltd.(a) 916 4,136
Malakoff Corp. Bhd. 935,300 172,321
Mega First Corp. Bhd. 236,200 216,768
NHPC Ltd. 54,473 55,315
NLC India Ltd. 8,784 23,662
NTPC Ltd. 71,440 299,810
OGK-2 PJSC*‡ 11,431,280 —
Orygen Peru SAA 149,695 102,663
Pertamina Geothermal Energy PT(a) 267,900 14,686
Ratch Group PCL, NVDR 1,000 786
Reliance Power Ltd.* 127,041 60,134
SDIC Power Holdings Co. Ltd., Class
A 8,600 17,833
Serena Energia SA* 89,300 154,580
Shandong Hi-Speed Holdings Group
Ltd.*(b) 43,500 35,564
Shanghai Electric Power Co. Ltd.,
Class A 10,000 12,296
Shenergy Co. Ltd., Class A 4,900 5,951
Shenzhen Energy Group Co. Ltd.,
Class A 10,600 9,341
Shinfox Energy Co. Ltd. 4,749 12,814
Sichuan Chuantou Energy Co. Ltd.,
Class A 9,400 21,990
SP New Energy Corp.* 3,713,000 85,089
TPI Polene Power PCL, NVDR 797,900 50,160
Unipro PJSC*‡ 5,337,000 —
Wintime Energy Group Co. Ltd.,
Class A 76,800 14,170
Xinyi Energy Holdings Ltd.(b) 969,869 115,063
Zhejiang Zheneng Electric Power Co.
Ltd., Class A 28,800 20,818
4,127,774
Industrial Conglomerates -
2 .1%
3M India Ltd. 53 18,889
Aamal Co. 843,462 192,275
Aboitiz Equity Ventures, Inc. 34,390 20,010
AG Anadolu Grubu Holding A/S 3,478 24,688
Alliance Global Group, Inc. 1,334,800 146,253
Investments Shares Value
Industrial Conglomerates
(continued)
Alpha Dhabi Holding PJSC 30,597 $ 94,297
AntarChile SA 3,018 23,193
Apar Industries Ltd. 240 15,917
Astra Industrial Group Co. 693 27,566
Astra International Tbk. PT 418,300 120,954
Ayala Corp. 5,170 55,490
Bidvest Group Ltd. 7,238 91,398
CITIC Ltd. 170,000 207,603
CJ Corp. 202 17,664
DMCI Holdings, Inc. 121,000 22,963
Doosan Co. Ltd. 225 48,039
Dubai Investments PJSC 65,347 41,275
Far Eastern New Century Corp. 94,000 96,548
Fosun International Ltd. 48,000 24,945
Godrej Industries Ltd.* 1,296 16,627
Grupo Carso SAB de CV, Series
A1(b) 9,400 65,471
GS Holdings Corp. 1,457 39,667
GT Capital Holdings, Inc. 2,400 21,037
Hanwha Corp. 987 33,432
Hong Leong Industries Bhd. 28,200 88,750
Hosken Consolidated Investments
Ltd. 3,337 23,656
Hyosung Corp. 3,001 112,102
Industries Qatar QSC 46,295 159,699
International Holding Co. PJSC* 10,575 1,154,511
JG Summit Holdings, Inc. 42,411 12,878
KOC Holding A/S 19,646 70,340
LG Corp. 2,914 136,527
LT Group, Inc. 98,000 20,844
LX Holdings Corp. 19,317 89,009
Metlen Energy & Metals SA 2,685 126,971
Modon Holding PSC* 57,528 47,770
Multiply Group PJSC* 69,200 40,318
National Industries Group Holding
SAK 37,648 30,595
Nava Ltd. 60,254 324,471
Opus Global Nyrt.(b) 128,733 199,012
Quinenco SA 8,136 33,849
Reunert Ltd. 67,586 224,739
Samsung C&T Corp. 2,027 174,537
San Miguel Corp. 8,340 11,721
Shanghai Industrial Holdings Ltd.(b) 141,000 215,281
Siemens Ltd. 1,410 48,425
Sime Darby Bhd. 68,800 33,164
SK Square Co. Ltd.* 2,068 129,332
SK, Inc. 799 74,420
SM Investments Corp. 6,580 102,490
Sunway Bhd. 45,100 47,556
Turkiye Sise ve Cam Fabrikalari A/S 34,639 30,802
5,229,970
Industrial REITs -
0 .7%
Equites Property Fund Ltd., REIT(b) 307,709 250,550
ESR Kendall Square REIT Co. Ltd.,
REIT 9,865 33,832

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 146
Investments Shares Value
COMMON STOCKS (continued)
Industrial REITs
(continued)
FIBRA Macquarie Mexico, REIT(a)(b) 290,250 $ 455,800
Frasers Property Thailand Industrial
Freehold & Leasehold REIT, REIT 630,000 167,849
Prologis Property Mexico SA de CV,
REIT(b) 159,101 567,724
Reysas Gayrimenkul Yatirim Ortakligi
A/S, REIT* 190,585 69,178
TF Administradora Industrial S de RL
de CV, REIT(b) 56,400 106,605
WHA Premium Growth Freehold
& Leasehold Real Estate
InvestmentTrust, Class F, REIT 635,000 170,132
1,821,670
Insurance -
3 .0%
Abu Dhabi National Insurance Co.
PSC 97,149 163,456
Al Rajhi Co. for Co-operative
Insurance* 700 24,447
Allianz Malaysia Bhd. 23,500 100,209
Anadolu Anonim Turk Sigorta Sirketi 6,624 15,062
BB Seguridade Participacoes SA 14,400 108,787
BKI Holdings PCL, NVDR 9,400 79,353
Bupa Arabia for Cooperative
Insurance Co. 1,324 59,301
Caixa Seguridade Participacoes SA 10,300 29,764
Capital Financial Indonesia Tbk. PT* 584,500 28,169
Cathay Financial Holding Co. Ltd. 248,145 453,881
Central Reinsurance Co. Ltd. 116,800 95,863
China Life Insurance Co. Ltd., Class
H 115,000 210,582
China Pacific Insurance Group Co.
Ltd., Class A 13,900 57,129
China Pacific Insurance Group Co.
Ltd., Class H 65,800 179,037
China Taiping Insurance Holdings
Co. Ltd. 31,800 44,124
Co. for Cooperative Insurance (The) 1,034 38,263
DB Insurance Co. Ltd. 1,128 72,370
Discovery Ltd. 8,554 94,701
Fubon Financial Holding Co. Ltd. 234,823 618,941
HDFC Life Insurance Co. Ltd.(a) 12,502 110,053
Hubei Biocause Pharmaceutical Co.
Ltd., Class A* 18,800 7,093
Hyundai Marine & Fire Insurance Co.
Ltd.* 792 12,369
ICICI Lombard General Insurance
Co. Ltd.(a) 3,807 84,559
ICICI Prudential Life Insurance Co.
Ltd.(a) 5,452 39,646
KGI Financial Holding Co. Ltd. 249,757 128,849
Korean Reinsurance Co. 51,700 294,597
LPI Capital Bhd. 4,900 16,261
Max Financial Services Ltd.* 4,371 67,518
Mercuries & Associates Holding Ltd. 252,550 107,391
Investments Shares Value
Insurance
(continued)
Mercuries Life Insurance Co. Ltd.* 101,431 $ 17,474
Momentum Group Ltd. 35,752 65,254
New China Life Insurance Co. Ltd.,
Class A 4,700 31,134
New China Life Insurance Co. Ltd.,
Class H(b) 18,800 68,730
Old Mutual Ltd.(b) 91,227 55,551
OUTsurance Group Ltd. 10,487 43,039
Panin Financial Tbk. PT* 3,557,900 82,732
PB Fintech Ltd.* 4,371 84,089
People's Insurance Co. Group of
China Ltd. (The), Class H 217,000 128,442
PICC Property & Casualty Co. Ltd.,
Class H 172,000 317,175
Ping An Insurance Group Co. of
China Ltd., Class A 18,900 131,963
Ping An Insurance Group Co. of
China Ltd., Class H(b) 158,000 949,463
Porto Seguro SA 5,000 38,851
Qatar Insurance Co. SAQ 1,147,740 614,377
Qualitas Controladora SAB de CV 5,000 55,198
Rasan Information Technology Co.* 1,504 34,243
Samsung Fire & Marine Insurance
Co. Ltd. 799 210,500
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 47 9,324
Samsung Life Insurance Co. Ltd. 2,289 138,805
Sanlam Ltd.(b) 41,548 188,690
Santam Ltd. 723 15,660
SBI Life Insurance Co. Ltd.(a) 6,580 137,529
Shin Kong Financial Holding Co.
Ltd.* 212,344 78,343
Shinkong Insurance Co. Ltd. 7,450 24,808
Star Health & Allied Insurance Co.
Ltd.* 1,187 5,477
Sunshine Insurance Group Co. Ltd. 893,000 396,136
Syarikat Takaful Malaysia Keluarga
Bhd. 227,200 187,447
Thai Life Insurance PCL, NVDR 30,700 11,304
Tongyang Life Insurance Co. Ltd.* 9,654 41,496
ZhongAn Online P&C Insurance Co.
Ltd., Class H*(a)(b) 5,900 8,536
7,513,545
Interactive Media & Services -
3 .3%
Baidu, Inc., Class A* 57,750 643,802
Bilibili, Inc., Class Z* 3,760 66,281
Dear U Co. Ltd. 423 14,150
Hello Group, Inc., ADR(b) 53,580 305,942
Info Edge India Ltd. 1,269 106,189
JOYY, Inc., ADR 10,951 450,743
Kakao Corp. 4,436 119,365
Kanzhun Ltd.* 9,400 70,063
Kuaishou Technology*(a) 70,500 469,109
Meitu, Inc.(a) 95,000 67,011
NAVER Corp. 2,162 304,946
SOOP Co. Ltd. 134 7,739

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
147 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Interactive Media & Services
(continued)
Tencent Holdings Ltd. 87,900 $ 5,409,091
Weibo Corp., Class A 34,780 289,508
8,323,939
IT Services -
1 .2%
Al Moammar Information Systems
Co. 505 17,691
Arabian Internet & Communications
Services Co. 470 35,887
Chinasoft International Ltd.(b) 52,000 33,193
Coforge Ltd. 1,034 89,406
Cyient Ltd. 1,392 19,569
Digitide Solutions Ltd.* 658 1,135
Elm Co. 376 103,731
GDS Holdings Ltd., Class A* 13,600 44,370
Happiest Minds Technologies Ltd. 1,060 7,175
HCL Technologies Ltd. 15,933 295,619
Hyundai Autoever Corp. 94 8,147
Infosys Ltd. 59,643 1,059,026
LTIMindtree Ltd.(a) 1,457 79,098
Mastek Ltd. 282 6,971
Mphasis Ltd. 892 26,068
Perfect Presentation For Commercial
Services Co.* 8,319 27,723
Persistent Systems Ltd. 1,622 102,167
Posco DX Co. Ltd. 769 13,281
Samsung SDS Co. Ltd. 893 80,662
Sonata Software Ltd. 4,080 20,358
State Grid Information &
Communication Co. Ltd., Class A 4,700 11,707
Systex Corp. 4,271 16,025
Tata Consultancy Services Ltd. 14,711 601,386
Tech Mahindra Ltd. 9,729 173,083
Wipro Ltd. 44,650 127,634
Zensar Technologies Ltd. 2,950 25,122
3,026,234
Leisure Products -
0 .2%
Ferretti SpA 56,400 143,278
Fusheng Precision Co. Ltd. 3,950 44,029
Giant Manufacturing Co. Ltd. 5,181 21,059
Johnson Health Tech Co. Ltd. 2,000 10,756
Merida Industry Co. Ltd. 2,745 11,329
Topkey Corp. 28,542 161,526
391,977
Life Sciences Tools & Services -
0 .2%
Divi's Laboratories Ltd. 2,115 152,384
EirGenix, Inc.* 6,144 12,198
Genscript Biotech Corp.*(b) 8,000 11,265
LigaChem Biosciences, Inc.* 486 35,899
Peptron, Inc.* 461 52,959
Samsung Biologics Co. Ltd.*(a) 282 208,698
Syngene International Ltd.(a) 3,431 25,750
WuXi AppTec Co. Ltd., Class A 4,060 33,077
Investments Shares Value
Life Sciences Tools & Services
(continued)
WuXi AppTec Co. Ltd., Class H(a)(b) 5,218 $ 40,474
XtalPi Holdings Ltd.* 47,000 31,274
603,978
Machinery -
1 .5%
Action Construction Equipment Ltd. 1,488 20,581
AIA Engineering Ltd. 600 22,683
Airtac International Group 1,913 52,635
Ashok Leyland Ltd. 23,077 61,544
Azad Engineering Ltd.* 282 5,268
Balu Forge Industries Ltd. 564 3,417
BEML Ltd. 450 16,853
C Sun Manufacturing Ltd. 2,828 12,512
China CSSC Holdings Ltd., Class A 5,000 20,158
China First Heavy Industries Co. Ltd.,
Class A* 32,900 11,687
China International Marine
Containers Group Co. Ltd., Class
A 9,600 9,980
China International Marine
Containers Group Co. Ltd., Class
H 9,400 5,940
China Railway Construction Heavy
Industry Corp. Ltd., Class A 29,281 15,764
CITIC Heavy Industries Co. Ltd.,
Class A* 23,500 14,140
Cochin Shipyard Ltd.(a) 1,450 27,313
Craftsman Automation Ltd. 343 18,697
CSBC Corp. Taiwan* 29,992 15,754
Cummins India Ltd. 2,139 73,307
Doosan Bobcat, Inc. 971 33,471
Elgi Equipments Ltd. 3,360 17,716
Escorts Kubota Ltd. 564 21,757
Force Motors Ltd. 1,880 198,361
G Shank Enterprise Co. Ltd. 4,472 10,165
Grindwell Norton Ltd. 771 15,387
Haitian International Holdings Ltd. 11,000 25,448
Hangzhou Honghua Digital
Technology Stock Co. Ltd., Class
A 611 5,218
Hanwha Engine* 1,457 27,931
Hanwha Ocean Co. Ltd.* 1,645 90,842
HD Hyundai Construction Equipment
Co. Ltd. 4,418 210,411
HD Hyundai Heavy Industries Co.
Ltd. 321 90,779
HD Hyundai Infracore Co. Ltd. 47,141 272,930
HD Hyundai Marine Solution Co. Ltd. 235 25,294
HD Hyundai Mipo 400 46,908
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 1,128 215,840
HD-Hyundai Marine Engine* 611 15,861
Hiwin Technologies Corp. 5,535 38,073
Hyundai Elevator Co. Ltd. 676 35,143
Hyundai Rotem Co. Ltd. 1,106 87,297
Ingersoll Rand India Ltd. 141 6,267
ISGEC Heavy Engineering Ltd. 329 4,400

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 148
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Jiangsu Hengli Hydraulic Co. Ltd.,
Class A 2,000 $ 20,493
Jupiter Wagons Ltd. 3,955 16,600
Jyoti CNC Automation Ltd.*(a) 1,014 12,922
Kaori Heat Treatment Co. Ltd.* 2,214 14,606
Keda Industrial Group Co. Ltd., Class
A 14,100 17,609
Kenmec Mechanical Engineering Co.
Ltd.* 8,075 15,906
Kinik Co. 2,800 21,318
Kirloskar Brothers Ltd. 700 14,185
Kirloskar Oil Engines Ltd. 3,024 26,720
Kirloskar Pneumatic Co. Ltd. 799 10,702
KSB Ltd. 564 4,891
LMW Ltd. 150 28,972
Marcopolo SA 65,800 63,459
Marcopolo SA (Preference) 253,900 315,727
Mirle Automation Corp. 5,000 9,614
Ningbo Deye Technology Co. Ltd.,
Class A 1,260 14,955
Nova Technology Corp. 8,000 42,648
Otokar Otomotiv ve Savunma Sanayi
A/S* 1,440 14,125
Pentamaster Corp. Bhd. 28,200 16,534
People & Technology, Inc. 7,285 208,070
Rainbow Robotics* 94 17,887
Rechi Precision Co. Ltd. 106,000 98,268
Sam Engineering & Equipment M
Bhd. 23,500 18,081
Samsung Heavy Industries Co. Ltd.* 9,978 102,272
San Shing Fastech Corp. 5,000 8,286
Sany Heavy Equipment International
Holdings Co. Ltd. 12,000 8,774
Sany Heavy Industry Co. Ltd., Class
A 4,700 12,224
Schaeffler India Ltd. 846 34,777
SFA Engineering Corp. 7,097 101,600
Shakti Pumps India Ltd. 2,397 23,854
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class B 4,800 1,200
Shin Zu Shing Co. Ltd. 3,324 19,331
Sinotruk Hong Kong Ltd. 21,000 50,478
SKF India Ltd. 385 17,707
Sunonwealth Electric Machine
Industry Co. Ltd. 5,022 13,519
Texmaco Rail & Engineering Ltd. 2,867 4,573
Thermax Ltd. 576 22,440
Tian Di Science & Technology Co.
Ltd., Class A 4,900 4,176
Timken India Ltd. 329 9,551
Titagarh Rail System Ltd. 2,400 21,223
Turk Traktor ve Ziraat Makineleri A/S 788 12,447
UBTech Robotics Corp. Ltd.* 2,350 26,365
Vesuvius India Ltd. 336 18,465
Waffer Technology Corp. 5,406 8,426
Investments Shares Value
Machinery
(continued)
Weichai Power Co. Ltd., Class A 14,100 $ 29,509
Weichai Power Co. Ltd., Class H 47,000 92,125
XCMG Construction Machinery Co.
Ltd., Class A 28,800 34,935
Yangzijiang Shipbuilding Holdings
Ltd.* 70,500 120,407
Yantai Eddie Precision Machinery
Co. Ltd., Class A 4,700 12,160
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class A 4,800 17,712
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 7,100 28,520
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class A 3,600 3,633
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class
H(b) 29,200 21,049
3,809,762
Marine Transportation -
0 .4%
Cia Sud Americana de Vapores SA 402,367 22,003
COSCO SHIPPING Holdings Co.
Ltd., Class A 19,100 37,764
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 70,500 106,368
Evergreen Marine Corp. Taiwan Ltd. 27,994 180,745
Far-Eastern Shipping Co. plc*‡ 302,500 —
Gulf Navigation Holding PJSC* 5,764 8,474
HMM Co. Ltd. 6,511 83,638
MISC Bhd. 51,700 89,981
Orient Overseas International Ltd. 3,500 48,970
Pan Ocean Co. Ltd. 9,729 22,825
Qatar Navigation QSC 27,730 84,538
Shanghai Zhonggu Logistics Co.
Ltd., Class A* 2,552 3,781
Shipping Corp. of India Ltd. 1,175 2,476
Taiwan Navigation Co. Ltd. 79,334 68,462
Transcoal Pacific Tbk. PT 42,300 14,206
U-Ming Marine Transport Corp. 14,000 22,893
Wan Hai Lines Ltd. 34,121 88,015
Wisdom Marine Lines Co. Ltd. 11,898 22,469
Yang Ming Marine Transport Corp. 38,380 81,601
989,209
Media -
0 .6%
Affle India Ltd.* 1,168 21,899
Cheil Worldwide, Inc. 781 10,192
China Literature Ltd.*(a) 4,200 14,596
China South Publishing & Media
Group Co. Ltd., Class A 4,900 9,634
Elang Mahkota Teknologi Tbk. PT 695,100 22,402
Focus Media Information Technology
Co. Ltd., Class A 28,700 28,452
Grupo Televisa SAB, Series CPO(b) 1,070,700 390,539
Innocean Worldwide, Inc. 8,977 115,062
Leo Group Co. Ltd., Class A 28,200 14,483
Megacable Holdings SAB de CV 321,000 786,963

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
149 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Media
(continued)
MultiChoice Group* 6,166 $ 35,936
Network18 Media & Investments
Ltd.* 9,120 4,700
Oriental Pearl Group Co. Ltd., Class
A 14,100 14,289
People.cn Co. Ltd., Class A 4,700 12,820
Saudi Research & Media Group* 605 27,936
VGI PCL, NVDR* 322,600 22,019
Zee Entertainment Enterprises Ltd. 40,508 50,992
1,582,914
Metals & Mining -
3 .7%
African Rainbow Minerals Ltd. 1,864 15,543
Al Masane Al Kobra Mining Co. 1,403 22,630
Alrosa PJSC‡ 85,800 —
Aluminum Corp. of China Ltd., Class
A 19,600 17,272
Aluminum Corp. of China Ltd., Class
H 94,000 50,547
Amman Mineral Internasional PT* 169,200 72,623
Aneka Tambang Tbk. 201,400 26,328
Angang Steel Co. Ltd., Class A* 47,000 14,884
Angang Steel Co. Ltd., Class H* 38,000 7,203
Anglo American Platinum Ltd. 1,504 51,668
APL Apollo Tubes Ltd. 3,225 61,833
Baoshan Iron & Steel Co. Ltd., Class
A 47,000 44,264
Beijing Shougang Co. Ltd., Class A 10,600 5,269
Bengang Steel Plates Co. Ltd., Class
A* 28,200 14,522
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S* 720 6,796
Bradespar SA (Preference) 98,700 282,254
Bumi Resources Minerals Tbk. PT* 1,235,000 28,420
CAP SA* 22,560 114,875
Century Iron & Steel Industrial Co.
Ltd. 2,544 13,920
China Gold International Resources
Corp. Ltd. 4,900 30,930
China Hongqiao Group Ltd.(b) 70,500 126,914
China Metal Products 115,088 95,178
China Metal Recycling Holdings
Ltd.*‡(b) 51,000 —
China Nonferrous Mining Corp. Ltd. 50,000 33,141
China Northern Rare Earth Group
High-Tech Co. Ltd., Class A 4,600 14,751
China Steel Corp. 175,050 113,022
China Zhongwang Holdings Ltd.*‡ 699,600 —
Chung Hung Steel Corp. 23,000 11,578
Cia Siderurgica Nacional SA 15,300 25,133
CMOC Group Ltd., Class A 25,000 24,302
CMOC Group Ltd., Class H 51,000 40,118
CSN Mineracao SA 9,600 10,412
Dazhong Mining Co. Ltd. 4,700 5,352
DRDGOLD Ltd. 10,054 14,865
Investments Shares Value
Metals & Mining
(continued)
East Pipes Integrated Co. for Industry 289 $ 10,386
Eregli Demir ve Celik Fabrikalari
TAS* 63,262 37,010
EVERGREEN Steel Corp. 6,672 17,210
Feng Hsin Steel Co. Ltd. 9,308 17,491
Fushun Special Steel Co. Ltd., Class
A 14,100 9,688
Gerdau SA (Preference) 30,964 81,985
Gloria Material Technology Corp. 219,278 302,353
GMK Norilskiy Nickel PAO*‡ 209,000 —
Godawari Power and Ispat Ltd. 15,651 33,779
Gold Fields Ltd. 12,925 291,069
Grupo Mexico SAB de CV, Series B 79,900 415,929
Hangzhou Iron & Steel Co., Class A 9,400 14,250
Harmony Gold Mining Co. Ltd.(b) 14,133 223,720
Henan Shenhuo Coal Industry &
Electricity Power Co. Ltd., Class A 5,000 11,717
Hesteel Co. Ltd., Class A 37,600 11,234
Hindalco Industries Ltd. 40,279 297,812
Hindustan Copper Ltd. 6,750 17,040
Hsin Kuang Steel Co. Ltd. 101,704 136,896
Huaibei Mining Holdings Co. Ltd.,
Class A 9,400 15,350
Hunan Valin Steel Co. Ltd., Class A 23,500 15,822
Hyundai Steel Co. 2,481 42,761
Impala Platinum Holdings Ltd.* 12,690 75,617
Industrias CH SAB de CV, Class B,
Series B* 1,900 17,083
Industrias Penoles SAB de CV* 2,585 51,646
Inner Mongolia BaoTou Steel Union
Co. Ltd., Class A* 70,500 16,793
Inner Mongolia ERDOS Resources
Co. Ltd., Class B 10,388 9,785
Jai Balaji Industries Ltd.* 7,730 10,906
Jiangxi Copper Co. Ltd., Class A 4,700 13,771
Jiangxi Copper Co. Ltd., Class H 35,000 58,945
Jinchuan Group International
Resources Co. Ltd.‡(b) 235,000 18,135
Jindal Saw Ltd. 8,256 24,235
Jindal Stainless Ltd. 5,734 39,576
Jindal Steel & Power Ltd. 7,755 82,214
JSW Steel Ltd. 19,599 238,899
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A* 22,474 22,603
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class D* 28,435 17,168
KG DONGBUSTEEL 18,330 76,595
Kirloskar Ferrous Industries Ltd. 4,183 22,724
Korea Zinc Co. Ltd. 188 105,539
Koza Anadolu Metal Madencilik
Isletmeleri A/S* 62,087 139,640
Kumba Iron Ore Ltd. 761 13,231
Lloyds Metals & Energy Ltd. 2,064 29,395
Maanshan Iron & Steel Co. Ltd.,
Class H* 22,000 4,653

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 150
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Magnitogorsk Iron & Steel Works
PJSC‡ 45,174 $ —
Maharashtra Seamless Ltd. 17,096 132,636
Merdeka Copper Gold Tbk. PT* 183,462 18,457
Metalurgica Gerdau SA 32,900 50,384
Metalurgica Gerdau SA (Preference) 253,700 376,871
Minsur SA 337,037 371,484
MMG Ltd.*(b) 64,000 19,477
National Aluminium Co. Ltd. 17,561 32,524
NMDC Ltd. 72,192 55,364
NMDC Steel Ltd.* 16,007 6,698
Northam Platinum Holdings Ltd. 8,977 60,077
Novolipetsk Steel PJSC‡ 51,150 —
Petrosea Tbk. PT 47,000 8,069
PMB Technology Bhd.* 4,700 1,525
Polyus PJSC*‡ 11,550 —
Poongsan Corp. 500 20,858
POSCO Holdings, Inc. 1,739 318,684
Press Metal Aluminium Holdings Bhd. 61,100 69,384
PTC Industries Ltd.* 100 15,144
Qatar Aluminum Manufacturing Co. 1,052,612 370,915
Ramkrishna Forgings Ltd. 3,648 25,698
Raspadskaya OJSC*‡ 4,240 —
Ratnamani Metals & Tubes Ltd. 576 18,302
Sam-A Aluminum Co. Ltd. 96 1,698
Sarda Energy & Minerals Ltd. 3,700 19,795
Saudi Arabian Mining Co.* 18,377 250,357
SeAH Besteel Holdings Corp. 4,277 53,737
SeAH Steel Holdings Corp. 611 97,356
Severstal PAO‡ 5,995 —
Shandong Gold Mining Co. Ltd.,
Class A 5,200 21,694
Shandong Gold Mining Co. Ltd.,
Class H(a)(b) 12,250 36,017
Shandong Nanshan Aluminum Co.
Ltd., Class A 18,800 9,448
Shanxi Taigang Stainless Steel Co.
Ltd., Class A* 15,900 7,728
Shenghe Resources Holding Co.
Ltd., Class A 9,400 13,693
Shougang Fushan Resources Group
Ltd. 96,000 30,454
Shyam Metalics & Energy Ltd. 1,950 19,870
Sibanye Stillwater Ltd.* 58,092 67,127
Steel Authority of India Ltd. 28,100 37,821
TA Chen Stainless Pipe 45,804 59,935
Tata Steel Ltd. 122,341 202,850
Tianshan Aluminum Group Co. Ltd.,
Class A 15,300 15,673
Tongling Nonferrous Metals Group
Co. Ltd., Class A 29,400 12,792
Tung Ho Steel Enterprise Corp. 17,050 34,385
Turk Altin Isletmeleri A/S* 14,797 9,580
United Co. RUSAL International
PJSC*‡ 75,100 —
Investments Shares Value
Metals & Mining
(continued)
Usha Martin Ltd. 6,762 $ 23,151
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference), Class
A* 188,000 183,637
Vale SA 89,300 833,786
Vedanta Ltd. 44,321 219,916
VSMPO-AVISMA Corp. PJSC‡ 53 —
Wanguo Gold Group Ltd. 14,000 41,162
Welspun Corp. Ltd. 3,165 28,753
Western Mining Co. Ltd., Class A 4,800 10,165
Xiamen Tungsten Co. Ltd., Class A 3,900 9,837
Young Poong Corp. 1,560 40,660
Yunnan Aluminium Co. Ltd., Class A 6,300 13,185
Yunnan Copper Co. Ltd., Class A 4,800 7,693
Yunnan Tin Co. Ltd., Class A 4,900 9,304
Zhaojin Mining Industry Co. Ltd.,
Class H(b) 24,500 58,322
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A 4,700 15,143
Zhongjin Gold Corp. Ltd., Class A 10,900 20,456
Zijin Mining Group Co. Ltd., Class A 23,500 56,495
Zijin Mining Group Co. Ltd., Class
H(b) 88,000 192,688
9,228,116
Multi-Utilities -
0 .1%
Dubai Electricity & Water Authority
PJSC 147,298 107,474
Power & Water Utility Co. for Jubail
& Yanbu 282 3,293
Qatar Electricity & Water Co. QSC 12,549 52,698
YTL Corp. Bhd. 122,200 54,374
YTL Power International Bhd. 67,431 53,445
271,284
Office REITs -
0 .1%
Embassy Office Parks REIT, REIT 5,719 25,843
RL Commercial REIT, Inc., REIT 2,110,300 245,582
Shinhan Alpha REIT Co. Ltd., REIT 6,674 27,278
298,703
Oil, Gas & Consumable Fuels -
4 .4%
ADNOC Logistics & Services 21,792 28,775
Aegis Logistics Ltd. 2,650 24,636
AKR Corporindo Tbk. PT 2,898,900 220,037
Alamtri Resources Indonesia Tbk. PT 366,700 41,972
Bangchak Corp. PCL, NVDR 14,000 14,983
Bangchak Sriracha PCL, NVDR 253,800 39,888
Banpu PCL, NVDR 32,100 4,132
Bashneft PJSC‡ 1,305 —
Bashneft PJSC (Preference)‡ 1,163 —
Bayan Resources Tbk. PT 131,700 156,890
Bharat Petroleum Corp. Ltd. 45,571 167,243
Brava Energia 116,950 358,613
Bukit Asam Tbk. PT 26,100 4,339
Bumi Resources Tbk. PT* 939,000 6,053
CGN Mining Co. Ltd.(b) 25,000 4,642

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
151 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Chennai Petroleum Corp. Ltd. 18,142 $ 131,485
China Coal Energy Co. Ltd., Class A 11,400 15,916
China Coal Energy Co. Ltd., Class H 48,000 49,580
China Merchants Energy Shipping
Co. Ltd., Class A 14,100 11,357
China Petroleum & Chemical Corp.,
Class A 89,300 69,593
China Petroleum & Chemical Corp.,
Class H 564,000 288,738
China Shenhua Energy Co. Ltd.,
Class A 14,100 74,356
China Shenhua Energy Co. Ltd.,
Class H 87,000 327,595
China Suntien Green Energy Corp.
Ltd., Class H(b) 50,000 26,758
Coal India Ltd. 59,126 269,652
Cosan SA 23,500 32,253
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A 8,600 12,185
COSCO SHIPPING Energy
Transportation Co. Ltd., Class H 40,000 31,774
Dana Gas PJSC 2,036,228 413,005
Dian Swastatika Sentosa Tbk. PT* 23,500 64,413
Ecopetrol SA 140,483 57,371
Exxaro Resources Ltd.(b) 4,700 38,401
Formosa Petrochemical Corp. 20,736 22,660
Gansu Energy Chemical Co. Ltd.,
Class A 28,200 9,125
Gazprom PJSC*‡ 412,500 —
Great Eastern Shipping Co. Ltd.
(The) 37,506 386,253
Guangzhou Development Group,
Inc., Class A 16,600 14,742
Harum Energy Tbk. PT* 799,000 36,821
HD Hyundai Co. Ltd. 1,081 59,848
Helleniq Energy Holdings SA 1,316 11,407
Hindustan Petroleum Corp. Ltd. 26,226 117,558
Indian Oil Corp. Ltd. 100,392 163,819
Indo Tambangraya Megah Tbk. PT 150,400 199,325
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A 5,500 13,517
Inner Mongolia Yitai Coal Co. Ltd.,
Class B 30,300 60,236
IRPC PCL, NVDR 4,053,700 105,575
Jinneng Holding Shanxi Coal Industry
Co. Ltd., Class A 4,900 7,469
Jizhong Energy Resources Co. Ltd.,
Class A 4,800 4,124
Kinetic Development Group Ltd.(b) 752,000 114,429
LUKOIL PJSC‡ 12,265 —
Mangalore Refinery &
Petrochemicals Ltd. 5,520 8,769
Medco Energi Internasional Tbk. PT 178,600 11,297
MOL Hungarian Oil & Gas plc 9,259 78,439
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Motor Oil Hellas Corinth Refineries
SA 1,443 $ 34,939
Nanjing Tanker Corp., Class A* 9,800 3,603
Novatek PJSC‡ 20,020 —
Oil & Natural Gas Corp. Ltd. 108,335 313,462
Oil India Ltd. 17,237 83,804
Petrindo Jaya Kreasi Tbk. PT 5,200 2,232
PetroChina Co. Ltd., Class H 544,000 416,697
Petroleo Brasileiro SA 93,900 531,581
Petroleo Brasileiro SA (Preference) 116,100 615,014
Petronas Dagangan Bhd. 4,900 22,416
Petronet LNG Ltd. 18,001 66,851
Petroreconcavo SA 51,700 117,255
PRIO SA* 19,000 113,133
PTT Exploration & Production PCL 469 1,390
PTT Exploration & Production PCL,
NVDR 32,431 96,599
PTT PCL, NVDR 202,100 187,550
Qatar Fuel QSC 21,385 88,101
Qatar Gas Transport Co. Ltd. 55,319 69,570
Reliance Industries Ltd. 117,641 1,956,419
Rosneft Oil Co. PJSC‡ 74,042 —
Saudi Arabian Oil Co.(a) 82,203 555,559
Semirara Mining & Power Corp.,
Class A 9,400 5,722
Shaanxi Coal Industry Co. Ltd., Class
A 18,800 49,622
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A 7,050 6,358
Sinopec Kantons Holdings Ltd.(b) 376,000 211,887
SK Discovery Co. Ltd. 4,136 121,039
SK Gas Ltd. 48 8,087
SK Innovation Co. Ltd. 1,645 109,242
S-Oil Corp. 744 27,216
Star Petroleum Refining PCL, NVDR 700,900 114,351
Surgutneftegas PAO‡ 319,000 —
Surgutneftegas PAO (Preference)‡ 225,500 —
Tatneft PJSC‡ 26,900 —
Tatneft PJSC (Preference)‡ 3,870 —
Thai Oil PCL, NVDR 14,102 11,293
Thungela Resources Ltd.(b) 49,209 243,979
Transneft PJSC (Preference)‡ 5,500 —
Turkiye Petrol Rafinerileri A/S 22,184 71,928
Ultrapar Participacoes SA 14,100 44,406
United Tractors Tbk. PT 28,200 38,563
Vista Energy SAB de CV, ADR*(b) 2,068 93,412
Yancoal Australia Ltd.(a)(b) 9,400 30,062
Yankuang Energy Group Co. Ltd.,
Class A 10,335 17,361
Yankuang Energy Group Co. Ltd.,
Class H(b) 89,699 93,809
10,986,560
Paper & Forest Products -
0 .4%
Aditya Birla Real Estate Ltd. 1,050 23,834
Century Plyboards India Ltd. 2,316 19,136
Chung Hwa Pulp Corp.* 16,800 6,697

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 152
Investments Shares Value
COMMON STOCKS (continued)
Paper & Forest Products
(continued)
Dexco SA 122,200 $ 119,364
Empresas CMPC SA 34,791 54,019
Indah Kiat Pulp & Paper Tbk. PT 35,400 10,983
Lee & Man Paper Manufacturing Ltd.
(b) 893,000 240,676
Longchen Paper & Packaging Co.
Ltd.* 251,200 71,552
Nine Dragons Paper Holdings
Ltd.*(b) 55,000 20,284
Pabrik Kertas Tjiwi Kimia Tbk. PT 498,200 153,812
Sappi Ltd. 15,336 28,651
Shandong Sun Paper Industry JSC
Ltd., Class A 9,200 17,747
Shihlin Paper Corp.* 9,648 13,710
Suzano SA 15,600 137,996
YFY, Inc. 22,472 18,338
936,799
Passenger Airlines -
0 .4%
Aegean Airlines SA 1,222 16,391
Aeroflot PJSC*‡ 74,029 —
Air Arabia PJSC 62,322 59,386
Asiana Airlines, Inc.* 15,651 104,267
China Airlines Ltd. 61,000 40,148
China Eastern Airlines Corp. Ltd.,
Class A* 14,300 7,265
China Eastern Airlines Corp. Ltd.,
Class H* 46,000 13,762
China Southern Airlines Co. Ltd.,
Class A* 14,100 10,911
China Southern Airlines Co. Ltd.,
Class H* 24,000 9,904
Eva Airways Corp. 79,300 95,458
Hainan Airlines Holding Co. Ltd.,
Class A* 67,200 12,399
InterGlobe Aviation Ltd.*(a) 2,585 160,622
Jeju Air Co. Ltd.* 16,967 79,971
Korean Air Lines Co. Ltd. 3,854 56,800
Latam Airlines Group SA 4,613,669 72,118
Pegasus Hava Tasimaciligi A/S* 5,283 30,618
SpiceJet Ltd.* 50,008 28,442
Turk Hava Yollari AO* 18,835 139,207
Tway Air Co. Ltd.* 30,832 46,416
984,085
Personal Care Products -
0 .4%
Amorepacific Corp. 293 25,641
APR Corp.* 500 26,486
Bloomage Biotechnology Corp. Ltd.,
Class A 1,989 13,375
Colgate-Palmolive India Ltd. 1,927 59,016
Cosmax, Inc. 144 17,475
Dabur India Ltd. 8,037 46,400
Investments Shares Value
Personal Care Products
(continued)
EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret A/S 55,700 $ 63,434
Emami Ltd. 3,696 27,329
Giant Biogene Holding Co. Ltd.(a) 7,800 80,467
Gillette India Ltd. 192 18,264
Godrej Consumer Products Ltd. 5,828 86,954
Grape King Bio Ltd. 2,637 11,213
Hengan International Group Co. Ltd. 12,000 32,419
Hindustan Unilever Ltd. 12,502 346,587
Honasa Consumer Ltd.* 3,619 10,557
Hyundai Bioscience Co. Ltd.* 2,715 20,532
Industri Jamu Dan Farmasi Sido
Muncul Tbk. PT 456,000 16,345
Kolmar Korea Co. Ltd. 240 12,815
LG H&H Co. Ltd. 97 23,030
LG H&H Co. Ltd. (Preference) 43 3,905
Microbio Co. Ltd.* 26,681 19,730
Natura & Co. Holding SA* 10,258 17,231
Procter & Gamble Hygiene & Health
Care Ltd. 194 32,706
Sarantis SA 1,316 20,196
TCI Co. Ltd. 1,000 4,643
VT Co. Ltd.* 564 15,196
1,051,946
Pharmaceuticals -
1 .7%
Ajanta Pharma Ltd. 576 18,450
Alembic Pharmaceuticals Ltd. 2,000 20,727
Alkem Laboratories Ltd. 1,081 65,461
AMI Organics Ltd. 1,692 22,643
Aspen Pharmacare Holdings Ltd. 10,199 66,737
Asymchem Laboratories Tianjin Co.
Ltd., Class A 700 7,903
Aurobindo Pharma Ltd.* 5,264 76,583
Beijing Tong Ren Tang Chinese
Medicine Co. Ltd.(b) 5,000 5,435
Bora Pharmaceuticals Co. Ltd. 1,008 22,440
Boryung 9,588 57,130
Caliway Biopharmaceuticals Co. Ltd.* 1,000 20,886
Caplin Point Laboratories Ltd. 912 20,283
Caregen Co. Ltd. 144 2,416
Center Laboratories, Inc. 11,446 12,812
Changchun High-Tech Industry
Group Co. Ltd., Class A* 600 7,262
Chengdu Kanghong Pharmaceutical
Group Co. Ltd., Class A 4,700 18,061
China Medical System Holdings Ltd. 21,000 22,477
China Resources Double Crane
Pharmaceutical Co. Ltd., Class A 4,700 12,205
China Resources Pharmaceutical
Group Ltd.(a) 51,000 32,226
China Shineway Pharmaceutical
Group Ltd.(b) 94,000 87,761
China Traditional Chinese Medicine
Holdings Co. Ltd.*(b) 1,010,000 263,092

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
153 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Chong Kun Dang Pharmaceutical
Corp. 3,405 $ 195,461
Cipla Ltd. 8,460 155,223
Concord Biotech Ltd. 821 14,758
CSPC Pharmaceutical Group Ltd. 226,080 178,714
Daewoong Co. Ltd. 8,789 125,513
Daewoong Pharmaceutical Co. Ltd. 49 4,757
Dong-A Socio Holdings Co. Ltd. 1,355 98,182
DongKook Pharmaceutical Co. Ltd. 720 7,699
Dr Reddy's Laboratories Ltd. 9,917 138,970
Eris Lifesciences Ltd.(a) 1,069 18,121
Genomma Lab Internacional SAB de
CV, Class B 18,800 22,137
Gland Pharma Ltd.(a) 407 6,744
GlaxoSmithKline Pharmaceuticals
Ltd. 376 13,194
Glenmark Pharmaceuticals Ltd. 2,256 36,883
Grand Pharmaceutical Group Ltd. 28,500 21,904
Granules India Ltd. 3,193 17,227
Hanall Biopharma Co. Ltd.* 576 11,244
Hanmi Pharm Co. Ltd. 103 19,491
Hansoh Pharmaceutical Group Co.
Ltd.(a) 14,000 43,509
HK inno N Corp. 192 5,443
Hlb Pharma Ceutical Co. Ltd.* 1,128 15,871
Hua Han Health Industry Holdings
Ltd.*‡ 3,780,000 —
Hubei Jumpcan Pharmaceutical Co.
Ltd., Class A 4,700 17,013
Humanwell Healthcare Group Co.
Ltd., Class A 4,700 13,506
Hypera SA 9,400 40,048
Ipca Laboratories Ltd. 2,726 45,212
Jamjoom Pharmaceuticals Factory
Co. 480 22,139
JB Chemicals & Pharmaceuticals Ltd. 1,152 21,986
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 5,000 35,179
Jiangzhong Pharmaceutical Co. Ltd.,
Class A 4,700 14,826
JW Pharmaceutical Corp. 4,794 75,375
Kalbe Farma Tbk. PT 137,500 11,306
Laurus Labs Ltd.(a) 4,136 29,562
Livzon Pharmaceutical Group, Inc.,
Class H 3,930 13,075
Lotus Pharmaceutical Co. Ltd. 2,000 13,726
Lumosa Therapeutics Co. Ltd.* 2,188 11,185
Lupin Ltd. 3,995 99,095
Luye Pharma Group Ltd.*(a)(b) 752,500 196,017
Mankind Pharma Ltd.* 1,945 56,757
Marksans Pharma Ltd. 3,525 9,154
Mezzion Pharma Co. Ltd.* 318 9,038
Natco Pharma Ltd. 2,021 20,355
Neuland Laboratories Ltd. 148 21,008
Oneness Biotech Co. Ltd.* 4,406 8,610
Investments Shares Value
Pharmaceuticals
(continued)
Oscotec, Inc.* 1,269 $ 24,594
Pfizer Ltd. 341 17,327
Pharmally International Holding Co.
Ltd.*‡ 2,564 —
Piramal Pharma Ltd. 13,309 33,247
Richter Gedeon Nyrt. 3,658 111,044
Sam Chun Dang Pharm Co. Ltd. 240 23,755
Sanofi Consumer Healthcare India
Ltd. 329 19,238
Sanofi India Ltd. 144 10,130
Saudi Pharmaceutical Industries &
Medical Appliances Corp.* 517 3,515
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A 2,200 7,088
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H(b) 14,000 25,239
Shanghai Shyndec Pharmaceutical
Co. Ltd., Class A 1,900 2,676
Shenzhen Hepalink Pharmaceutical
Group Co. Ltd., Class A* 9,400 14,082
Shilpa Medicare Ltd.* 1,175 8,999
Sino Biopharmaceutical Ltd. 169,999 85,715
SK Biopharmaceuticals Co. Ltd.* 279 20,903
SSY Group Ltd. 480,000 182,599
ST Pharm Co. Ltd. 141 7,836
Strides Pharma Science Ltd. 2,300 17,693
Sun Pharmaceutical Industries Ltd. 17,108 371,042
Suven Pharmaceuticals Ltd.* 2,303 30,997
Synmosa Biopharma Corp. 8,651 8,723
Tianjin Pharmaceutical Da Re Tang
Group Corp. Ltd., Class S 4,900 10,682
Torrent Pharmaceuticals Ltd. 1,692 66,531
TTY Biopharm Co. Ltd. 2,575 6,207
United Laboratories International
Holdings Ltd. (The)(b) 24,000 43,019
Wockhardt Ltd.* 1,920 29,469
Yuhan Corp. 988 79,096
YungShin Global Holding Corp. 11,055 22,675
Yunnan Baiyao Group Co. Ltd., Class
A 2,600 20,502
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class A 600 16,963
Zhejiang Jiuzhou Pharmaceutical Co.
Ltd., Class A 4,700 8,866
Zydus Lifesciences Ltd. 4,379 46,040
4,174,699
Professional Services -
0 .1%
BLS International Services Ltd. 3,626 15,251
Computer Age Management Services
Ltd. 712 32,921
CTOS Digital Bhd. 98,700 22,645
eClerx Services Ltd. 679 20,214
Firstsource Solutions Ltd. 6,900 27,826
L&T Technology Services Ltd.(a) 510 25,699
My EG Services Bhd. 90,687 18,810
NICE Information Service Co. Ltd. 13,724 125,027

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 154
Investments Shares Value
COMMON STOCKS (continued)
Professional Services
(continued)
Quess Corp. Ltd.(a) 658 $ 2,578
RITES Ltd. 4,200 11,192
Sporton International, Inc. 1,595 8,353
310,516
Real Estate Management & Development -
3 .3%
Advancetek Enterprise Co. Ltd. 119,442 268,887
Aldar Properties PJSC 90,757 204,095
Allos SA 5,300 19,903
Amata Corp. PCL, NVDR 225,200 99,774
Anant Raj Ltd. 3,135 16,769
AP Thailand PCL, NVDR 399,500 95,674
Arabian Centres Co.(a) 3,995 21,089
Arriyadh Development Co. 2,145 19,615
Ayala Land, Inc. 62,800 28,165
Barwa Real Estate Co. 66,505 51,144
Brigade Enterprises Ltd. 1,551 18,884
Bumi Serpong Damai Tbk. PT* 2,552,100 132,986
C&D International Investment Group
Ltd.(b) 13,004 27,200
Cathay Real Estate Development
Co. Ltd. 20,550 12,401
Cencosud Shopping SA 11,750 24,571
Central Pattana PCL, NVDR 14,800 22,485
China Dili Group, Class D*‡ 50,001 —
China Enterprise Co. Ltd., Class A 28,200 10,833
China Jinmao Holdings Group Ltd. 188,000 27,880
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 10,200 12,850
China Overseas Land & Investment
Ltd. 94,000 167,522
China Overseas Property Holdings
Ltd. 15,000 10,426
China Resources Land Ltd. 74,000 250,493
China Resources Mixc Lifestyle
Services Ltd.(a) 9,800 47,138
China Vanke Co. Ltd., Class A* 9,900 9,283
China Vanke Co. Ltd., Class H*(b) 36,500 25,181
Chong Hong Construction Co. Ltd. 87,111 238,321
Ciputra Development Tbk. PT 3,431,049 190,154
Commercial Real Estate Co. KSC 46,154 25,156
Corp. Inmobiliaria Vesta SAB de
CV(b) 10,300 28,130
Country Garden Services Holdings
Co. Ltd. 52,000 46,470
Da-Li Development Co. Ltd. 145,931 211,484
Dar Al Arkan Real Estate
Development Co.* 7,655 44,694
Delpha Construction Co. Ltd. 8,965 9,292
DLF Ltd. 13,113 104,660
Eco World Development Group Bhd. 42,300 18,430
Emaar Development PJSC 23,303 84,697
Emaar Economic City* 1,106 4,494
Emaar Properties PJSC 155,147 553,335
Investments Shares Value
Real Estate Management & Development
(continued)
Evergrande Property Services Group
Ltd.*(a) 1,974,000 $ 188,371
Farglory Land Development Co. Ltd. 11,524 21,511
Fortress Real Estate Investments
Ltd., Class B 28,150 29,896
Godrej Properties Ltd.* 1,974 50,504
Grandjoy Holdings Group Co. Ltd.,
Class A* 28,200 10,134
Greentown China Holdings Ltd.(b) 25,000 31,981
Greentown Service Group Co. Ltd.(a) 536,000 306,890
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A 4,300 6,134
Hanson International Tbk. PT*‡ 2,409,275 —
Highwealth Construction Corp. 52,000 66,335
Hiyes International Co. Ltd. 25,804 96,413
Huaku Development Co. Ltd. 5,702 18,541
Huang Hsiang Construction Corp. 5,050 8,132
Hung Sheng Construction Ltd. 167,000 119,051
Iguatemi SA 88,500 321,085
IOI Properties Group Bhd. 38,700 16,413
KE Holdings, Inc., ADR 8,037 163,151
KE Holdings, Inc., Class A 9,400 64,851
Kindom Development Co. Ltd. 137,301 218,081
Kuwait Real Estate Co. KSC 10,951 13,439
LAMDA Development SA* 1,368 10,295
Land & Houses PCL, NVDR 9,800 1,244
Longfor Group Holdings Ltd.(a)(b) 49,488 66,625
LSR Group PJSC, Class A‡ 21,295 —
Mabanee Co. KPSC 10,312 26,689
Macrotech Developers Ltd.(a) 4,230 66,556
Mah Sing Group Bhd. 84,600 22,939
Mahindra Lifespace Developers Ltd. 4,512 18,233
MAS P.L.C.* 204,732 204,113
Matrix Concepts Holdings Bhd. 430,050 141,523
Max Estates Ltd.* 940 4,552
MBK PCL, NVDR 228,044 105,130
Megaworld Corp. 3,807,000 121,322
MNC Land Tbk. PT* 2,575,600 19,239
Multiplan Empreendimentos
Imobiliarios SA* 5,000 22,733
Nanjing Gaoke Co. Ltd., Class A 14,100 14,017
Oberoi Realty Ltd. 2,021 39,270
Onewo, Inc., Class H 5,000 13,830
OSK Holdings Bhd. 380,700 149,986
Pakuwon Jati Tbk. PT 6,142,900 141,361
Parque Arauco SA 251,779 573,894
Phoenix Mills Ltd. (The) 3,134 61,746
Plaza SA 8,634 20,086
PNB Holdings Corp.*‡ 46,815 61,715
Poly Developments and Holdings
Group Co. Ltd., Class A 17,100 19,707
Prestige Estates Projects Ltd. 2,076 33,790
Quality Houses PCL, NVDR 1,372,400 61,625
Quzhou Xin'an Development Co.
Ltd., Class A* 42,300 15,667

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
155 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Radiance Holdings Group Co.
Ltd.*(a)(b) 235,000 $ 91,519
Raymond Ltd. 1,316 23,791
Retal Urban Development Co., Class
A 5,400 24,244
Robinsons Land Corp. 676,800 141,528
Ruentex Development Co. Ltd. 39,428 40,497
Salhia Real Estate Co. KSCP* 17,090 25,099
Sansiri PCL, NVDR 2,754,200 114,604
Saudi Real Estate Co.* 3,478 21,419
Seazen Group Ltd.*(b) 94,000 23,758
Shanghai Jinqiao Export Processing
Zone Development Co. Ltd., Class
B 112,900 88,401
Shanghai Lingang Holdings Corp.
Ltd., Class A 9,400 11,765
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
B 4,900 2,151
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd., Class A 4,700 16,935
Shenzhen Investment Ltd.(b) 752,000 76,609
Shoucheng Holdings Ltd. 94,000 19,273
Sichuan Languang Justbon Services
Group Co. Ltd., Class H*‡ 26,500 —
SignatureGlobal India Ltd.* 765 10,396
Sime Darby Property Bhd. 67,600 19,426
Sinic Holdings Group Co. Ltd.*‡ 318,000 —
SK D&D Co. Ltd. 1 6
SM Prime Holdings, Inc. 141,000 61,469
Sobha Ltd. 571 8,936
SP Setia Bhd. Group 50,000 12,746
Sunac China Holdings Ltd.*(b) 188,000 36,365
Sunteck Realty Ltd. 2,491 11,820
Supalai PCL, NVDR 23,800 11,257
Talaat Moustafa Group 19,728 20,171
Tanco Holdings Bhd.* 33,840 6,744
United Development Co. QSC 690,242 195,452
UOA Development Bhd. 9,200 3,582
Valor Estate Ltd.* 1,636 3,372
WHA Corp. PCL, NVDR 117,490 10,622
Yea Shin International Development
Co. Ltd. 124,517 132,370
Youngor Fashion Co. Ltd., Class A 14,400 14,850
Yuexiu Property Co. Ltd.(b) 19,079 11,563
Yungshin Construction &
Development Co. Ltd. 1,600 6,203
Zhuhai Huafa Properties Co. Ltd.,
Class A 4,900 3,434
8,275,742
Residential REITs -
0 .0% (d)
Emlak Konut Gayrimenkul Yatirim
Ortakligi A/S, REIT* 51,117 15,311
Investments Shares Value
Retail REITs -
0 .5%
Hyprop Investments Ltd., REIT 139,731 $ 319,771
IGB REIT, REIT 39,800 21,583
LOTTE Reit Co. Ltd., REIT 2,174 5,483
Nexus Select Trust, REIT 10,105 15,507
Pavilion REIT, REIT 15,000 5,041
Resilient REIT Ltd., REIT(b) 112,001 363,881
Sunway REIT, REIT 53,900 23,609
Vukile Property Fund Ltd., REIT 452,516 459,660
1,214,535
Semiconductors & Semiconductor Equipment -
7 .0%
ACM Research Shanghai, Inc., Class
A 1,081 15,615
ADATA Technology Co. Ltd. 110,167 288,309
Advanced Wireless Semiconductor
Co. 5,104 12,065
Airoha Technology Corp. 1,250 19,659
Alchip Technologies Ltd. 1,600 106,306
Alfa Solar Enerji Sanayi ve Ticaret
A/S 37,271 43,183
Andes Technology Corp.* 1,507 13,429
Anji Microelectronics Technology
Shanghai Co. Ltd., Class A 165 4,196
Anpec Electronics Corp. 2,000 9,411
AP Memory Technology Corp. 2,224 16,550
Ardentec Corp. 170,702 397,093
ASE Technology Holding Co. Ltd. 85,923 364,024
ASMedia Technology, Inc. 464 24,373
ASPEED Technology, Inc. 709 66,504
ASR Microelectronics Co. Ltd., Class
A* 987 13,058
Black Sesame International Holding
Ltd.* 9,400 23,298
Cambricon Technologies Corp. Ltd.,
Class A* 500 48,439
Chipbond Technology Corp. 17,001 33,754
ChipMOS Technologies, Inc. 230,035 189,520
Daqo New Energy Corp., ADR*(b) 19,411 247,296
DB HiTek Co. Ltd. 753 20,315
Duksan Techopia Co. Ltd.* 705 11,035
Elan Microelectronics Corp. 3,378 13,836
Elite Semiconductor Microelectronics
Technology, Inc. 15,787 25,371
eMemory Technology, Inc. 1,350 108,268
Ennostar, Inc. 7,000 7,879
Eo Technics Co. Ltd. 144 11,680
Episil Technologies, Inc.* 6,292 7,063
Eugene Technology Co. Ltd. 893 21,359
Everlight Electronics Co. Ltd. 11,850 28,381
Fadu, Inc.* 1,880 14,032
Faraday Technology Corp. 4,154 23,379
Fitipower Integrated Technology, Inc. 1,488 10,212
Flat Glass Group Co. Ltd., Class H 1,000 1,132
FocalTech Systems Co. Ltd. 4,711 9,147
Formosa Advanced Technologies
Co. Ltd. 3,520 2,928
Formosa Sumco Technology Corp. 1,000 2,483

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 156
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Foxsemicon Integrated Technology,
Inc. 2,650 $ 22,703
Gallant Precision Machining Co. Ltd. 2,722 5,966
GCL System Integration Technology
Co. Ltd., Class A* 9,800 2,847
GCL Technology Holdings Ltd.*(b) 470,000 47,881
Genesys Logic, Inc. 2,000 8,755
Global Mixed Mode Technology, Inc. 2,448 16,915
Global Unichip Corp. 1,432 45,893
Globalwafers Co. Ltd. 4,616 44,525
Grand Process Technology Corp. 500 14,555
Greatech Technology Bhd.* 37,600 12,635
Greatek Electronics, Inc. 7,632 13,077
Gudeng Precision Industrial Co. Ltd. 1,812 20,792
Hana Micron, Inc. 16,591 126,986
Hanmi Semiconductor Co. Ltd. 818 43,792
Holtek Semiconductor, Inc. 5,712 7,269
Hongyuan Green Energy Co. Ltd.,
Class A 4,700 9,189
Hua Hong Semiconductor Ltd.(a)(b) 6,000 27,429
Inari Amertron Bhd. 39,200 17,442
ISC Co. Ltd. 426 14,849
ITE Technology, Inc. 4,100 16,601
Jentech Precision Industrial Co. Ltd. 1,287 40,240
Jinko Solar Co. Ltd., Class A 19,530 14,736
Jusung Engineering Co. Ltd. 1,152 27,230
King Yuan Electronics Co. Ltd. 19,998 54,273
Kinsus Interconnect Technology
Corp. 4,000 9,405
Koh Young Technology, Inc. 2,867 27,833
LandMark Optoelectronics Corp.* 2,048 16,809
LEENO Industrial, Inc. 530 13,460
LONGi Green Energy Technology
Co. Ltd., Class A 5,848 11,836
LX Semicon Co. Ltd. 4,371 166,661
M31 Technology Corp. 460 7,465
Macronix International Co. Ltd. 31,104 19,304
Marketech International Corp. 2,489 12,491
Materials Analysis Technology, Inc. 1,000 4,862
MediaTek, Inc. 22,679 957,279
Montage Technology Co. Ltd., Class
A 1,608 17,008
MPI Corp. 1,428 29,066
Nanya Technology Corp.* 26,600 29,941
NAURA Technology Group Co. Ltd.,
Class A 800 49,673
Novatek Microelectronics Corp. 9,312 151,109
Nuvoton Technology Corp. 4,000 8,567
Orient Semiconductor Electronics
Ltd. 14,256 14,219
Pan Jit International, Inc. 8,000 11,043
Parade Technologies Ltd. 1,400 23,506
Phison Electronics Corp. 2,776 38,841
Phoenix Silicon International Corp. 1,794 7,320
Pixart Imaging, Inc. 3,200 21,411
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Powerchip Semiconductor
Manufacturing Corp.* 52,000 $ 23,006
Powertech Technology, Inc. 14,550 49,360
Premier Energies Ltd.(a) 517 6,009
Radiant Opto-Electronics Corp. 8,350 38,639
Raydium Semiconductor Corp. 1,824 18,563
RDC Semiconductor Co. Ltd.* 1,500 7,293
Realtek Semiconductor Corp. 7,724 126,548
RichWave Technology Corp.* 2,388 10,229
SDI Corp. 1,781 3,993
Shanghai Fudan Microelectronics
Group Co. Ltd., Class H 4,000 14,391
Sigurd Microelectronics Corp. 16,300 36,745
Silergy Corp. 4,000 50,027
Silicon Integrated Systems Corp. 5,959 9,046
Sino-American Silicon Products, Inc. 16,352 56,496
Sitronix Technology Corp. 45,849 304,628
SK Hynix, Inc. 7,896 985,959
Skytech, Inc. 1,000 6,191
Smart Gunes Enerjisi Teknolojileri
ArGE Uretim Sanayi ve Ticaret
A/S* 64,954 51,376
Sunplus Technology Co. Ltd.* 5,116 3,399
Taiwan Mask Corp. 7,000 6,785
Taiwan Semiconductor Co. Ltd. 89,386 129,958
Taiwan Semiconductor Manufacturing
Co. Ltd. 349,885 9,933,263
Taiwan-Asia Semiconductor Corp. 13,000 8,820
TechWing, Inc. 750 17,886
Tokai Carbon Korea Co. Ltd. 133 8,018
Tongwei Co. Ltd., Class A 4,600 10,330
Topco Scientific Co. Ltd. 2,704 20,756
Trina Solar Co. Ltd., Class A 4,502 8,120
United Microelectronics Corp. 290,332 410,312
United Renewable Energy Co. Ltd.* 50,256 13,482
UPI Semiconductor Corp. 1,358 7,770
Vanguard International
Semiconductor Corp. 15,078 42,382
Verisilicon Microelectronics Shanghai
Co. Ltd., Class A* 1,233 16,303
Via Technologies, Inc. 5,424 12,295
VisEra Technologies Co. Ltd. 1,392 8,748
Visual Photonics Epitaxy Co. Ltd. 4,000 12,444
ViTrox Corp. Bhd. 9,400 6,819
Wafer Works Corp. 226,445 142,311
Will Semiconductor Co. Ltd.
Shanghai, Class A 900 16,305
Win Semiconductors Corp.* 6,961 19,697
Winbond Electronics Corp.* 63,007 31,028
WinWay Technology Co. Ltd. 650 17,214
WONIK IPS Co. Ltd. 1,269 20,265
Wonik QnC Corp. 5,758 68,861
Wuxi Autowell Technology Co. Ltd.,
Class A 2,350 10,694
Wuxi Taiji Industry Ltd. Co., Class A 14,100 12,270
XinTec, Inc. 3,000 12,522

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
157 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Xinyi Solar Holdings Ltd. 124,000 $ 41,415
17,429,242
Software -
0 .2%
AurionPro Solutions Ltd. 517 8,732
Beijing Fourth Paradigm Technology
Co. Ltd.* 4,700 24,577
Beijing Kingsoft Office Software, Inc.,
Class A 611 24,665
Birlasoft Ltd. 3,951 18,248
Douzone Bizon Co. Ltd. 350 15,044
Hundsun Technologies, Inc., Class A 4,550 16,257
Iflytek Co. Ltd., Class A 4,800 31,016
Insyde Software Corp. 1,000 8,004
Intellect Design Arena Ltd. 1,615 15,093
Kingdee International Software
Group Co. Ltd.* 50,000 84,981
KPIT Technologies Ltd. 2,381 35,330
MIA Teknoloji A/S* 4,277 3,863
Newgen Software Technologies Ltd. 1,920 22,421
Oracle Financial Services Software
Ltd. 423 43,668
Rategain Travel Technologies Ltd.* 1,968 10,105
Route Mobile Ltd. 390 4,390
Shanghai Baosight Software Co.
Ltd., Class A 3,200 11,813
Shanghai Baosight Software Co.
Ltd., Class B 9,949 14,605
Tanla Platforms Ltd. 1,242 6,973
Tata Elxsi Ltd. 517 35,285
TOTVS SA 9,400 62,463
Venustech Group, Inc., Class A 4,700 10,005
507,538
Specialty Retail -
1 .0%
Abu Dhabi National Oil Co. for
Distribution PJSC 28,106 25,787
Aditya Birla Fashion and Retail Ltd.* 6,536 20,389
Aldrees Petroleum and Transport
Services Co. 768 28,215
Ali Alghanim Sons Automotive Co.
KSCC 58,839 200,675
Aspirasi Hidup Indonesia Tbk. PT 150,400 4,847
Bermaz Auto Bhd. 399,500 97,213
China Tourism Group Duty Free
Corp. Ltd., Class A 900 7,857
Chow Tai Fook Jewellery Group Ltd. 49,000 65,589
Com7 PCL, NVDR 23,400 14,430
Dogan Sirketler Grubu Holding A/S 39,249 15,879
Dogus Otomotiv Servis ve Ticaret A/S 893 4,539
Empresas Copec SA 11,703 79,537
Foschini Group Ltd. 9,259 64,328
FSN E-Commerce Ventures Ltd.* 18,240 41,964
HLA Group Corp. Ltd., Class A 19,000 21,713
Home Product Center PCL, NVDR 97,400 24,784
Investments Shares Value
Specialty Retail
(continued)
Hotai Motor Co. Ltd. 6,120 $ 118,447
Hotel Shilla Co. Ltd.* 94 2,906
Italtile Ltd. 166,051 86,657
Jarir Marketing Co. 4,888 16,446
JUMBO SA 3,149 99,514
Lojas Renner SA 21,620 55,793
M.Video PJSC*‡ 31,680 —
Map Aktif Adiperkasa PT 240,000 9,398
Metro Brands Ltd. 1,409 17,845
Motus Holdings Ltd. 50,478 235,973
MR DIY Group M Bhd.(a) 57,600 22,426
Mr Price Group Ltd. 4,324 55,092
National Petroleum Co. Ltd. 2,000 3,871
Oriental Holdings Bhd. 8,500 13,769
Padini Holdings Bhd. 235,300 113,969
Pan German Universal Motors Ltd. 8,370 74,585
PC Jeweller Ltd.* 78,725 11,396
Pepkor Holdings Ltd.(a) 47,705 68,764
Pop Mart International Group Ltd.(a) 10,400 259,910
PTT Oil & Retail Business PCL,
NVDR 15,300 6,641
Redtape Ltd. 2,068 3,223
Saudi Automotive Services Co. 795 14,010
Siam Global House PCL, NVDR 43,810 9,246
Topsports International Holdings Ltd.
(a) 52,000 20,787
Truworths International Ltd. 9,158 36,571
United Electronics Co. 874 21,903
Vibra Energia SA 23,500 78,037
We Buy Cars Holdings Ltd. 130,002 301,140
XXF Group Holdings Ltd.*(b) 40,000 34,766
Zhongsheng Group Holdings Ltd. 12,000 18,136
2,528,967
Technology Hardware, Storage & Peripherals -
4 .0%
Acer, Inc. 47,000 51,287
Advantech Co. Ltd. 8,552 90,111
AIC, Inc. 11,836 109,171
Asia Vital Components Co. Ltd. 5,136 74,512
ASROCK, Inc. 1,086 5,959
Asustek Computer, Inc. 18,000 326,423
AURAS Technology Co. Ltd. 1,550 23,602
Catcher Technology Co. Ltd. 7,418 50,330
Chicony Electronics Co. Ltd. 13,050 62,837
China Greatwall Technology Group
Co. Ltd., Class A* 5,500 11,109
Clevo Co. 13,536 20,315
CMC Magnetics Corp. 329,000 81,368
Compal Electronics, Inc. 117,700 100,650
CosmoAM&T Co. Ltd.* 309 8,554
Darfon Electronics Corp. 65,800 78,076
Elitegroup Computer Systems Co.
Ltd. 94,900 45,843
Ennoconn Corp. 2,304 19,270
Getac Holdings Corp.* 9,843 32,930
Gigabyte Technology Co. Ltd. 8,976 64,128

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 158
Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
HTC Corp.* 11,432 $ 13,833
Ibase Technology, Inc. 51,512 98,247
IEI Integration Corp. 46,219 120,667
Innodisk Corp. 1,321 9,624
Inventec Corp. 50,008 63,560
JPC connectivity, Inc. 1,842 7,228
King Slide Works Co. Ltd. 1,104 60,234
Kinpo Electronics 7,500 4,620
Legend Holdings Corp., Class H*(a) 220,900 220,481
Lenovo Group Ltd. 188,000 217,948
Lite-On Technology Corp. 35,626 106,935
Micro-Star International Co. Ltd. 16,000 69,787
Mitac Holdings Corp.* 14,304 23,480
Netweb Technologies India Ltd. 188 3,141
Pegatron Corp. 55,304 139,717
Qisda Corp. 47,000 39,236
Quanta Computer, Inc.* 42,731 318,649
Quanta Storage, Inc. 5,200 13,137
Reeder Teknoloji Sanayi ve Ticaret
A/S* 154,536 45,766
Samsung Electronics Co. Ltd. 119,521 4,666,490
Samsung Electronics Co. Ltd.
(Preference) 20,539 676,927
Shenzhen Transsion Holdings Co.
Ltd., Class A 291 3,002
Tsinghua Tongfang Co. Ltd., Class A* 14,100 13,512
Wistron Corp. 44,429 140,998
Wiwynn Corp. 1,150 68,677
Xiaomi Corp., Class B*(a) 241,200 1,553,631
9,956,002
Textiles, Apparel & Luxury Goods -
1 .1%
361 Degrees International Ltd. 282,000 154,915
Aksa Akrilik Kimya Sanayii A/S* 38,400 9,545
ANTA Sports Products Ltd.(b) 20,800 246,632
Arvind Ltd. 4,000 17,225
Azzas 2154 SA 50,042 281,439
Bata India Ltd. 190 2,718
Bosideng International Holdings Ltd. 94,000 48,729
Eclat Textile Co. Ltd.* 3,546 45,901
F&F Co. Ltd. 621 30,842
Feng TAY Enterprise Co. Ltd. 11,872 41,760
FF Group*‡ 3,536 —
Fuguiniao Group Ltd.*‡ 334,800 —
Fulgent Sun International Holding
Co. Ltd. 56,083 178,860
Garware Technical Fibres Ltd. 940 9,589
Indo Count Industries Ltd. 1,410 5,084
JNBY Design Ltd.(a) 72,500 136,685
Kalyan Jewellers India Ltd. 4,236 25,900
KPR Mill Ltd. 1,754 20,704
Lao Feng Xiang Co. Ltd., Class B 7,400 25,745
Laopu Gold Co. Ltd., Class H* 300 27,835
Li Ning Co. Ltd. 63,000 119,424
Makalot Industrial Co. Ltd. 4,420 39,248
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Mavi Giyim Sanayi ve Ticaret A/S,
Class B(a) 19,700 $ 16,535
Misto Holdings Corp. 556 14,492
Page Industries Ltd. 98 52,913
Pou Chen Corp. 76,600 78,437
Rajesh Exports Ltd.* 48,363 103,820
Raymond Lifestyle Ltd.* 752 8,565
Ruentex Industries Ltd. 16,940 28,972
Safari Industries India Ltd. 864 20,495
Shenzhou International Group
Holdings Ltd. 9,900 68,683
Shinkong Textile Co. Ltd. 7,600 9,743
Sports Gear Co. Ltd. 18,979 68,835
Swan Energy Ltd. 2,940 13,982
Tainan Spinning Co. Ltd. 423,000 158,709
Taiwan Paiho Ltd. 7,000 12,760
Titan Co. Ltd. 6,110 244,425
Trident Ltd. 22,165 6,952
Vardhman Textiles Ltd. 44,133 237,267
Vedant Fashions Ltd. 864 7,997
Vivara Participacoes SA 5,300 20,699
Welspun Living Ltd. 7,370 11,098
Xtep International Holdings Ltd. 28,462 19,489
Youngone Corp. 480 15,989
Youngone Holdings Co. Ltd. 1,974 132,479
2,822,116
Tobacco -
0 .3%
British American Tobacco Malaysia
Bhd. 42,300 63,229
Gudang Garam Tbk. PT* 155,900 94,150
ITC Ltd. 45,449 229,064
KT&G Corp. 2,961 238,921
RLX Technology, Inc., ADR(b) 14,168 26,353
Smoore International Holdings Ltd.
(a)(b) 37,000 64,222
715,939
Trading Companies & Distributors -
0 .4%
Adani Enterprises Ltd. 5,499 149,790
Barloworld Ltd. 53,016 309,156
BOC Aviation Ltd.(a) 5,100 38,309
Bohai Leasing Co. Ltd., Class A* 18,800 8,180
Brighton-Best International Taiwan,
Inc. 14,272 14,860
Chin Hin Group Bhd.* 18,800 8,932
COSCO SHIPPING Development
Co. Ltd., Class A 37,600 11,597
IndiaMart InterMesh Ltd.(a) 715 19,534
LX International Corp. 10,716 200,147
Posco International Corp. 1,081 37,529
Realord Group Holdings Ltd.* 14,000 12,782
Shanghai Waigaoqiao Free Trade
Zone Group Co. Ltd., Class B 65,000 49,790
Shanxi Coal International Energy
Group Co. Ltd., Class A 2,200 2,868

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
159 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Sinochem International Corp., Class
A* 18,800 $ 9,267
SK Networks Co. Ltd. 40,091 119,300
Xiamen C & D, Inc., Class A 9,400 13,499
1,005,540
Transportation Infrastructure -
0 .9%
Abu Dhabi Ports Co. PJSC* 3,196 3,454
Adani Ports & Special Economic
Zone Ltd. 13,912 200,322
Airports of Thailand PCL 54,000 61,832
Airports of Thailand PCL, NVDR,
NVDR 7,100 8,130
Bangkok Expressway & Metro PCL,
NVDR 101,000 17,839
Beibuwan Port Co. Ltd., Class A 14,100 16,405
CCR SA 19,182 45,571
China Merchants Expressway
Network & Technology Holdings
Co. Ltd., Class A 9,600 16,959
China Merchants Port Holdings Co.
Ltd. 34,521 56,179
COSCO SHIPPING Ports Ltd. 11,798 6,116
EcoRodovias Infraestrutura e
Logistica SA 75,200 87,800
Evergreen International Storage &
Transport Corp. 15,520 14,024
GMR Airports Ltd.* 47,410 48,929
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 4,900 54,204
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 6,110 124,279
Grupo Aeroportuario del Sureste
SAB de CV, Class B 2,450 77,750
Guangdong Provincial Expressway
Development Co. Ltd., Class B 9,800 10,022
Guangzhou Baiyun International
Airport Co. Ltd., Class A 9,400 11,687
Gujarat Pipavav Port Ltd. 3,736 5,881
International Container Terminal
Services, Inc. 13,160 80,155
Jasa Marga Persero Tbk. PT 11,523 2,971
Jiangsu Expressway Co. Ltd., Class
H 32,000 39,821
JSW Infrastructure Ltd. 5,850 20,333
Ningbo Zhoushan Port Co. Ltd.,
Class A 23,500 11,519
Novorossiysk Commercial Sea Port
PJSC‡ 189,696 —
Piraeus Port Authority SA 2,585 116,071
Promotora y Operadora de
Infraestructura SAB de CV 5,099 57,130
Qingdao Port International Co. Ltd.,
Class A 5,200 6,215
Investments Shares Value
Transportation Infrastructure
(continued)
Qingdao Port International Co. Ltd.,
Class H(a) 23,000 $ 16,609
Salik Co. PJSC 25,828 35,581
Santos Brasil Participacoes SA 28,200 67,444
Saudi Ground Services Co. 1,815 24,097
Shanghai International Port Group
Co. Ltd., Class A 19,300 14,456
Shenzhen Expressway Corp. Ltd.,
Class H 18,000 15,320
Shenzhen International Holdings Ltd. 24,500 25,117
Shenzhen Yan Tian Port Holding Co.
Ltd., Class A 18,800 11,726
Sociedad Matriz SAAM SA 1,458,363 180,113
Taiwan High Speed Rail Corp. 48,000 40,747
TangShan Port Group Co. Ltd., Class
A 4,900 2,705
TAV Havalimanlari Holding A/S* 4,067 24,163
Westports Holdings Bhd. 17,500 17,236
Wilson Sons SA 9,600 29,047
Zhejiang Expressway Co. Ltd., Class
H 646,000 533,148
2,239,107
Water Utilities -
0 .6%
Aguas Andinas SA, Class A 69,842 25,551
AlKhorayef Water & Power
Technologies Co.* 411 17,751
Beijing Capital Eco-Environment
Protection Group Co. Ltd., Class A 24,000 10,442
Beijing Enterprises Water Group Ltd.
(b) 132,000 41,704
China Water Affairs Group Ltd.(b) 282,000 217,099
Chongqing Water Group Co. Ltd.,
Class A 18,800 12,503
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,300 106,620
Cia de Saneamento de Minas Gerais
Copasa MG 70,500 266,987
Cia De Sanena Do Parana* 89,300 484,719
Guangdong Investment Ltd. 56,000 45,351
Manila Water Co., Inc. 394,800 241,029
Miahona* 3,290 20,016
National Central Cooling Co. PJSC 5,029 3,615
VA Tech Wabag Ltd.* 987 15,013
1,508,400
Wireless Telecommunication Services -
1 .1%
Advanced Info Service PCL, NVDR 14,100 124,517
America Movil SAB de CV, Series
B(b) 459,900 397,523
Axiata Group Bhd. 20,804 10,125
Bharti Airtel Ltd. 38,869 857,813
Bharti Hexacom Ltd. 376 7,517
Celcomdigi Bhd. 42,300 37,448
Empresa Nacional de
Telecomunicaciones SA 47,047 134,784
Etihad Etisalat Co. 6,251 104,658

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 160
Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services
(continued)
Far EasTone Telecommunications
Co. Ltd. 30,033 $ 80,475
Indosat Tbk. PT 127,200 13,410
Maxis Bhd. 28,200 24,246
Mobile Telecommunications Co.
KSCP 44,509 68,710
Mobile Telecommunications Co.
Saudi Arabia 10,716 36,397
Mobile TeleSystems PJSC‡ 31,356 —
MTN Group Ltd.(b) 42,112 277,733
PLDT, Inc. 1,645 38,287
Sistema AFK PAO‡ 122,643 —
SK Telecom Co. Ltd. 2,303 87,972
Taiwan Mobile Co. Ltd. 24,954 88,556
TIM SA 18,800 62,928
Turkcell Iletisim Hizmetleri A/S 29,869 69,819
Vodacom Group Ltd. 14,194 104,474
Vodafone Idea Ltd.* 304,325 25,647
Vodafone Qatar QSC 44,198 28,648
XLSMART Telecom Sejahtera Tbk.
PT 102,900 13,327
2,695,014
Total Common Stocks
(Cost $199,553,263) 247,339,829
Number
of Rights
RIGHTS - 0 .0% (d)
Electronic Equipment, Instruments & Components - 0.0%(d)
Samsung SDI Co. Ltd., expiring
5/22/2025, price 146,200.00 KRW* 112 2,715
Health Care Providers & Services - 0.0%(d)
Chabiotech Co. Ltd., expiring
6/5/2025, price 7,540.00 KRW* 136 328
Hotels, Restaurants & Leisure - 0.0%(d)
MBK Public Co. Ltd., expiring
12/31/2025, price 1.00 THB* 22,804 546
Total Rights
(Cost $–) 3,589
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .8% (e)
REPURCHASE AGREEMENTS - 0 .8%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,226,534, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $1,246,919 $ 1,226,385 1,226,385
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
4.51%, dated 4/30/2025, due
5/1/2025, repurchase price
$300,038, collateralized by
various Common Stocks; total
market value $331,320 $ 300,000 $ 300,000
Societe Generale
4.48%, dated 4/30/2025, due
5/1/2025, repurchase price
$100,012, collateralized by
various Common Stocks; total
market value $111,207 100,000 100,000
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$200,025, collateralized by
various Common Stocks; total
market value $220,545 200,000 200,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$200,025, collateralized by
various Common Stocks; total
market value $223,044 200,000 200,000
2,026,385
Total Securities Lending Reinvestments
(Cost $2,026,385) 2,026,385
Total Investments - 99.8%
(Cost $201,579,648) 249,369,803
Other assets less liabilities - 0.2% 524,284
NET ASSETS - 100.0% $249,894,087
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $11,410,840, collateralized in
the form of cash with a value of $2,026,385 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $6,263,943 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
May 15, 2025 – February 15, 2055 and $3,941,845
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from June 12, 2025
– June 30, 2120; a total value of $12,232,173.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
161 FLEXSHARES SEMIANNUAL REPORT
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2025, the value of these securities amounted to
approximately $37,874 or 0.02% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $2,026,385.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OJSC — Open Joint Stock Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
TIPS — Treasury inflation protected securities ("TIPS") are
debt securities issued by the US Treasury whose
principal and/or interest payments are adjusted
for inflation, unlike debt securities that make fixed
principal and interest payments. The interest rate
paid by the TIPS is fixed, while the principal value
rises or falls based on changes in a published
Consumer Price Index (“CPI”). Thus, if inflation
occurs, the principal and interest payments on the
TIPS are adjusted accordingly to protect investors
from inflationary loss.  During a deflationary
period, the principal and interest payments
decrease, although the TIPS principal amounts
will not drop below their face amounts at maturity.
In exchange for the inflation protection, the TIPS
generally pay lower interest rates than typical US
Treasury securities. Only if inflation occurs will
TIPS offer a higher real yield than a conventional
Treasury security of the same maturity.
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 66,978,454
Aggregate gross unrealized depreciation (25,972,492)
Net unrealized appreciation $ 41,005,962
Federal income tax cost $ 208,282,419
Futures Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
MSCI Emerging Markets E-Mini Index 73 06/20/2025 USD $ 4,051,500 $ (55,971)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 51,377 UBS AG ZAR 950,000 06/18/2025 $ 514
Total unrealized appreciation $ 514
USD 213,690 Citibank NA BRL
*
1,270,000 06/18/2025 $ (8,168)
USD 317,838 Bank of Montreal HKD 2,466,137 06/18/2025 (395)
USD 176,935 Citibank NA INR
*
15,531,500 06/18/2025 (6,261)
USD 176,022 Citibank NA KRW
*
254,462,590 06/18/2025 (3,553)
USD 19,866 UBS AG MXN 404,000 06/18/2025 (635)
USD 261,675 Citibank NA TWD
*
8,556,120 06/18/2025 (6,953)
Total unrealized depreciation $ (25,965)
Net unrealized depreciation $ (25,451)

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 162
*
Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
163 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 0 .0
†
Brazil 5 .9%
Cayman Islands 0 .0
†
Chile 1 .3
China 24 .3
Colombia 0 .5
Czech Republic 0 .1
Egypt 0 .3
Germany 0 .0
†
Greece 0 .7
Hungary 0 .3
India 15 .4
Indonesia 2 .1
Italy 0 .1
Kuwait 0 .7
Luxembourg 0 .0
†
Malaysia 2 .3
Mexico 3 .3
Peru 0 .4
Philippines 1 .3
Qatar 1 .7
Romania 0 .1
Saudi Arabia 2 .5
Singapore 0 .0
†
South Africa 4 .0
South Korea 11 .4
Taiwan 14 .9
Thailand 1 .7
Turkey 1 .2
United Arab Emirates 2 .3
United Kingdom 0 .0
†
United States 0 .2
Other
1
1 .0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .0%
Rights 0 .0
†
Securities Lending Reinvestments 0 .8
Others
(1)
0 .2
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 164
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
US Quality Large Cap Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Aerospace & Defense -
1 .5%
GE Aerospace 19,228 $ 3,875,211
Lockheed Martin Corp. 4,554 2,175,674
6,050,885
Air Freight & Logistics -
1 .0%
CH Robinson Worldwide, Inc. 15,180 1,354,360
Expeditors International of
Washington, Inc. 13,662 1,501,590
United Parcel Service, Inc., Class B 11,891 1,133,212
3,989,162
Automobiles -
1 .2%
Tesla, Inc.* 17,457 4,925,667
Banks -
5 .3%
Bank of America Corp. 134,849 5,377,778
Citigroup, Inc. 76,406 5,224,642
Fifth Third Bancorp 23,276 836,540
JPMorgan Chase & Co. 32,384 7,921,774
Wells Fargo & Co. 25,806 1,832,484
21,193,218
Beverages -
0 .5%
Molson Coors Beverage Co., Class B 37,697 2,168,708
Biotechnology -
1 .1%
AbbVie, Inc. 4,554 888,486
Amgen, Inc. 8,096 2,355,288
Gilead Sciences, Inc. 7,590 808,639
United Therapeutics Corp.* 1,771 536,772
4,589,185
Broadline Retail -
3 .2%
Amazon.com, Inc.* 51,612 9,518,285
eBay, Inc. 32,637 2,224,538
MercadoLibre, Inc.* 506 1,179,410
12,922,233
Building Products -
0 .6%
A O Smith Corp.(a) 5,313 360,540
Carlisle Cos., Inc. 3,289 1,248,110
Masco Corp. 13,409 812,719
2,421,369
Capital Markets -
2 .7%
Bank of New York Mellon Corp. (The) 31,119 2,502,279
Goldman Sachs Group, Inc. (The) 6,831 3,740,314
Morgan Stanley 21,252 2,452,906
Robinhood Markets, Inc., Class A* 3,542 173,948
State Street Corp. 23,276 2,050,615
10,920,062
Investments Shares Value
Chemicals -
0 .0% (b)
International Flavors & Fragrances,
Inc. 759 $ 59,551
Communications Equipment -
1 .7%
Arista Networks, Inc.* 11,891 978,273
Cisco Systems, Inc. 92,092 5,316,471
F5, Inc.* 1,771 468,854
6,763,598
Construction & Engineering -
0 .1%
EMCOR Group, Inc. 1,012 405,508
Consumer Finance -
1 .8%
Ally Financial, Inc. 38,709 1,264,236
Capital One Financial Corp. 15,180 2,736,347
Discover Financial Services 6,325 1,155,388
Synchrony Financial 36,938 1,918,929
7,074,900
Consumer Staples Distribution & Retail -
0 .7%
Kroger Co. (The) 34,661 2,502,871
Target Corp. 2,024 195,721
2,698,592
Diversified Telecommunication Services -
1 .0%
AT&T, Inc. 146,740 4,064,698
Electric Utilities -
3 .6%
Edison International 12,397 663,363
Entergy Corp.(a) 28,842 2,398,789
Evergy, Inc. 11,638 804,186
Exelon Corp. 41,492 1,945,975
NRG Energy, Inc. 21,252 2,328,794
PPL Corp. 69,322 2,530,253
Southern Co. (The) 39,974 3,673,211
14,344,571
Electrical Equipment -
0 .0% (b)
Emerson Electric Co. 759 79,778
Electronic Equipment, Instruments & Components -
0 .7%
Flex Ltd.* 27,071 929,618
Jabil, Inc. 9,108 1,334,868
Zebra Technologies Corp., Class A* 1,771 443,317
2,707,803
Entertainment -
1 .8%
Electronic Arts, Inc. 5,060 734,156
Netflix, Inc.* 3,542 4,008,552
Spotify Technology SA* 3,542 2,174,717
Warner Bros Discovery, Inc.* 39,215 339,994
7,257,419
Financial Services -
3 .7%
Berkshire Hathaway, Inc., Class B* 21,252 11,332,629

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
165 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
Fidelity National Information
Services, Inc. 17,710 $ 1,396,965
Fiserv, Inc.* 3,542 653,747
PayPal Holdings, Inc.* 20,999 1,382,574
14,765,915
Food Products -
0 .3%
General Mills, Inc. 23,276 1,320,680
Health Care Equipment & Supplies -
1 .2%
Abbott Laboratories 4,554 595,436
GE HealthCare Technologies, Inc. 3,795 266,902
Hologic, Inc.* 11,385 662,607
IDEXX Laboratories, Inc.* 1,265 547,302
Medtronic plc 3,795 321,664
ResMed, Inc. 10,120 2,394,291
Stryker Corp. 506 189,204
4,977,406
Health Care Providers & Services -
4 .0%
Cardinal Health, Inc. 7,843 1,108,138
Cencora, Inc. 9,867 2,887,775
Centene Corp.* 20,999 1,256,790
Cigna Group (The) 9,867 3,355,175
DaVita, Inc.* 10,120 1,432,486
HCA Healthcare, Inc. 3,542 1,222,273
McKesson Corp. 5,313 3,787,053
Tenet Healthcare Corp.* 5,819 831,826
Universal Health Services, Inc.,
Class B 1,012 179,195
16,060,711
Hotel & Resort REITs -
0 .4%
Host Hotels & Resorts, Inc., REIT 106,513 1,503,964
Hotels, Restaurants & Leisure -
1 .5%
Booking Holdings, Inc. 558 2,845,398
DoorDash, Inc., Class A* 4,807 927,222
Expedia Group, Inc. 3,036 476,440
Royal Caribbean Cruises Ltd. 7,337 1,576,795
5,825,855
Household Durables -
0 .7%
NVR, Inc.* 253 1,802,815
PulteGroup, Inc. 7,843 804,535
2,607,350
Household Products -
2 .1%
Colgate-Palmolive Co. 14,674 1,352,796
Kimberly-Clark Corp. 13,662 1,800,379
Procter & Gamble Co. (The) 31,625 5,141,276
8,294,451
Industrial Conglomerates -
0 .4%
3M Co. 12,397 1,722,067
Investments Shares Value
Insurance -
1 .9%
Aflac, Inc. 22,264 $ 2,419,651
American International Group, Inc. 29,348 2,392,449
MetLife, Inc. 27,324 2,059,410
Prudential Financial, Inc. 8,855 909,497
7,781,007
Interactive Media & Services -
7 .9%
Alphabet, Inc., Class A 69,828 11,088,687
Alphabet, Inc., Class C 67,298 10,827,575
Meta Platforms, Inc., Class A 17,710 9,722,790
31,639,052
IT Services -
1 .4%
Accenture plc, Class A 8,096 2,421,918
Cognizant Technology Solutions
Corp., Class A 18,975 1,395,991
Gartner, Inc.* 1,518 639,200
GoDaddy, Inc., Class A* 6,831 1,286,482
5,743,591
Life Sciences Tools & Services -
0 .5%
ICON plc* 3,036 459,772
Mettler-Toledo International, Inc.* 1,116 1,194,756
Waters Corp.*(a) 1,265 439,878
2,094,406
Machinery -
2 .5%
Caterpillar, Inc. 10,373 3,208,058
Cummins, Inc. 3,542 1,040,781
Illinois Tool Works, Inc. 11,891 2,852,770
Snap-on, Inc. 5,819 1,826,060
Westinghouse Air Brake
Technologies Corp. 6,072 1,121,741
10,049,410
Media -
0 .6%
Comcast Corp., Class A 24,541 839,302
Fox Corp., Class A 22,011 1,095,928
Omnicom Group, Inc. 7,590 578,054
2,513,284
Metals & Mining -
0 .3%
Agnico Eagle Mines Ltd. 9,867 1,160,162
Multi-Utilities -
1 .2%
Consolidated Edison, Inc. 22,011 2,481,740
Public Service Enterprise Group, Inc. 27,577 2,204,230
4,685,970
Oil, Gas & Consumable Fuels -
1 .6%
EOG Resources, Inc. 23,023 2,540,128
Marathon Petroleum Corp.(a) 12,903 1,773,001
Phillips 66 506 52,654
Valero Energy Corp. 15,939 1,850,359
6,216,142
Pharmaceuticals -
4 .1%
Bristol-Myers Squibb Co. 51,612 2,590,923

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 166
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Eli Lilly & Co. 4,301 $ 3,866,384
Johnson & Johnson 40,480 6,327,429
Merck & Co., Inc. 38,456 3,276,451
Viatris, Inc.(a) 67,298 566,649
16,627,836
Professional Services -
0 .7%
Automatic Data Processing, Inc. 759 228,155
Leidos Holdings, Inc. 13,662 2,010,773
Paychex, Inc.(a) 4,554 669,985
2,908,913
Real Estate Management & Development -
0 .5%
CBRE Group, Inc., Class A* 17,710 2,163,808
Residential REITs -
0 .6%
AvalonBay Communities, Inc.,
REIT(a) 1,012 212,500
Equity Residential, REIT 2,530 177,758
Essex Property Trust, Inc., REIT 7,337 2,048,123
Mid-America Apartment
Communities, Inc., REIT(a) 506 80,783
2,519,164
Retail REITs -
0 .6%
Simon Property Group, Inc., REIT 14,421 2,269,577
Semiconductors & Semiconductor Equipment -
10 .1%
Analog Devices, Inc. 9,614 1,873,961
Applied Materials, Inc. 16,445 2,478,426
Broadcom, Inc. 43,516 8,375,524
KLA Corp. 3,795 2,666,708
Lam Research Corp.(a) 16,192 1,160,481
NVIDIA Corp. 198,605 21,632,057
QUALCOMM, Inc. 17,204 2,554,106
40,741,263
Software -
9 .3%
Adobe, Inc.* 6,831 2,561,488
AppLovin Corp., Class A* 2,783 749,490
Check Point Software Technologies
Ltd.* 10,626 2,333,044
Fair Isaac Corp.* 1,113 2,214,514
Fortinet, Inc.* 22,011 2,283,861
Intuit, Inc. 6,831 4,286,248
Manhattan Associates, Inc.* 1,771 314,158
Microsoft Corp. 47,817 18,900,147
Oracle Corp. 10,626 1,495,291
Palantir Technologies, Inc., Class A* 7,337 868,994
Roper Technologies, Inc. 253 141,700
Salesforce, Inc. 4,301 1,155,722
Zoom Communications, Inc., Class
A* 2,783 215,794
37,520,451
Investments Shares Value
Specialized REITs -
0 .5%
Public Storage, REIT 6,072 $ 1,824,211
Specialty Retail -
1 .9%
AutoZone, Inc.* 506 1,903,876
Best Buy Co., Inc. 9,867 658,030
Home Depot, Inc. (The) 6,831 2,462,507
Lowe's Cos., Inc. 5,819 1,300,896
Williams-Sonoma, Inc. 7,843 1,211,508
7,536,817
Technology Hardware, Storage & Peripherals -
8 .1%
Apple, Inc. 140,415 29,838,189
Dell Technologies, Inc., Class C 10,373 951,826
NetApp, Inc.(a) 19,481 1,748,420
32,538,435
Textiles, Apparel & Luxury Goods -
0 .4%
Deckers Outdoor Corp.* 13,409 1,486,119
Tobacco -
1 .6%
Altria Group, Inc. 59,202 3,501,798
Philip Morris International, Inc. 17,963 3,078,140
6,579,938
Trading Companies & Distributors -
0 .2%
WW Grainger, Inc. 759 777,451
Total Common Stocks
(Cost $358,389,438) 399,092,313
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .1% (c)
REPURCHASE AGREEMENTS - 1 .1%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$2,210,072, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $2,246,805 $ 2,209,805 2,209,805
MetLife, Inc.
4.37%, dated 4/30/2025, due
5/1/2025, repurchase price
$2,000,243, collateralized by
various U.S. Treasury Securities,
0.00%, 5/15/2046; ; total market
value $2,013,880 2,000,000 2,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
167 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$104,013, collateralized by
various Common Stocks; total
market value $114,607 $ 104,000 $ 104,000
4,313,805
Total Securities Lending Reinvestments
(Cost $4,313,805) 4,313,805
Total Investments - 100.4%
(Cost $362,703,243) 403,406,118
Liabilities in excess of other assets - (0.4%) (1,598,007)
NET ASSETS - 100.0% $401,808,111
* Non-income producing security.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $5,577,541, collateralized in
the form of cash with a value of $4,313,805 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $1,338,527 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from May 8, 2025 – November 15, 2054; a total value of
$5,652,332.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $4,313,805.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 51,746,037
Aggregate gross unrealized depreciation (11,210,407)
Net unrealized appreciation $ 40,535,630
Federal income tax cost $ 362,864,067
Futures Contracts
FlexShares
®
US Quality Large Cap Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
S&P 500 Micro E-Mini Index 89 06/20/2025 USD $ 2,486,215 $ (6,421)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 1 .1
Others
(1)
( 0 .4 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 168
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
US ESG Select Index Fund
April 30, 2025 (Unaudited)
h
Investments Shares Value
COMMON STOCKS -
99 .3%
Air Freight & Logistics -
0 .4%
Expeditors International of
Washington, Inc. 238 $ 26,158
FedEx Corp. 646 135,873
United Parcel Service, Inc., Class B 3,502 333,741
495,772
Automobile Components -
0 .0% (a)
Aptiv plc* 374 21,340
Automobiles -
2 .9%
General Motors Co. 4,760 215,342
Tesla, Inc.* 10,710 3,021,934
3,237,276
Banks -
6 .0%
Bank of America Corp. 33,082 1,319,310
Citigroup, Inc. 10,982 750,949
Fifth Third Bancorp 2,006 72,096
JPMorgan Chase & Co. 16,286 3,983,881
KeyCorp 2,890 42,888
Regions Financial Corp. 3,502 71,476
Truist Financial Corp. 5,100 195,534
US Bancorp 7,514 303,115
6,739,249
Beverages -
2 .5%
Coca-Cola Co. (The) 22,440 1,628,022
Coca-Cola Europacific Partners plc 1,190 107,980
Constellation Brands, Inc., Class A 680 127,527
Keurig Dr Pepper, Inc. 5,066 175,233
Monster Beverage Corp.* 1,972 118,557
PepsiCo, Inc. 5,236 709,897
2,867,216
Biotechnology -
0 .5%
Biogen, Inc.* 408 49,401
Gilead Sciences, Inc. 2,414 257,188
Incyte Corp.* 340 21,304
Moderna, Inc.* 612 17,466
Vertex Pharmaceuticals, Inc.* 476 242,522
587,881
Broadline Retail -
4 .8%
Amazon.com, Inc.* 28,662 5,285,846
eBay, Inc. 2,040 139,046
5,424,892
Building Products -
0 .7%
Allegion plc 408 56,794
Carrier Global Corp. 2,278 142,466
Lennox International, Inc. 170 92,947
Owens Corning 170 24,720
Investments Shares Value
Building Products
(continued)
Trane Technologies plc 1,292 $ 495,236
812,163
Capital Markets -
3 .4%
Bank of New York Mellon Corp. (The) 3,468 278,862
Blackrock, Inc. 850 777,121
FactSet Research Systems, Inc. 136 58,782
Goldman Sachs Group, Inc. (The) 1,530 837,752
Intercontinental Exchange, Inc. 3,298 553,965
Morgan Stanley 2,312 266,851
MSCI, Inc. 204 111,202
Nasdaq, Inc. 1,632 124,375
S&P Global, Inc. 1,496 748,075
State Street Corp. 1,054 92,857
3,849,842
Chemicals -
0 .8%
Corteva, Inc. 3,298 204,443
Dow, Inc. 1,836 56,163
DuPont de Nemours, Inc. 1,224 80,772
Ecolab, Inc. 816 205,167
Sherwin-Williams Co. (The) 884 311,981
858,526
Commercial Services & Supplies -
0 .6%
Cintas Corp. 2,006 424,630
Republic Services, Inc. 408 102,306
Waste Management, Inc. 714 166,619
693,555
Communications Equipment -
1 .5%
Arista Networks, Inc.* 4,114 338,459
Cisco Systems, Inc. 22,916 1,322,940
1,661,399
Construction & Engineering -
0 .1%
AECOM 476 46,957
EMCOR Group, Inc. 68 27,248
74,205
Construction Materials -
0 .2%
CRH plc 2,618 249,810
Consumer Finance -
0 .2%
Discover Financial Services 1,224 223,588
Consumer Staples Distribution & Retail -
4 .6%
Costco Wholesale Corp. 2,108 2,096,406
Dollar General Corp. 374 35,040
Dollar Tree, Inc.* 1,020 83,406
Kroger Co. (The) 3,910 282,341
Sprouts Farmers Market, Inc.* 204 34,884
Sysco Corp. 1,428 101,959
Target Corp. 1,258 121,649
US Foods Holding Corp.* 476 31,254

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
169 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Walmart, Inc. 25,432 $ 2,473,262
5,260,201
Containers & Packaging -
0 .1%
Ball Corp. 1,598 83,000
Smurfit WestRock plc(b) 884 37,146
120,146
Diversified Telecommunication Services -
0 .6%
Verizon Communications, Inc. 16,048 707,075
Electric Utilities -
0 .8%
Alliant Energy Corp. 1,054 64,336
American Electric Power Co., Inc. 2,550 276,267
Duke Energy Corp. 1,462 178,393
Edison International 1,768 94,606
Eversource Energy 646 38,424
Exelon Corp. 3,706 173,812
NRG Energy, Inc.(b) 578 63,337
PPL Corp. 1,598 58,327
947,502
Electrical Equipment -
0 .2%
Emerson Electric Co. 1,088 114,360
Hubbell, Inc., Class B 102 37,044
Rockwell Automation, Inc. 442 109,475
260,879
Electronic Equipment, Instruments & Components -
0 .2%
CDW Corp. 782 125,558
TE Connectivity plc(b) 578 84,608
Zebra Technologies Corp., Class A* 136 34,043
244,209
Energy Equipment & Services -
0 .2%
Schlumberger NV 6,426 213,665
Entertainment -
1 .6%
Electronic Arts, Inc. 918 133,193
Netflix, Inc.* 816 923,483
Walt Disney Co. (The) 8,602 782,352
1,839,028
Financial Services -
6 .5%
Apollo Global Management, Inc. 2,482 338,743
Berkshire Hathaway, Inc., Class B* 7,650 4,079,363
Corebridge Financial, Inc. 1,734 51,378
Fidelity National Information
Services, Inc. 1,496 118,005
Fiserv, Inc.* 1,632 301,218
Mastercard, Inc., Class A 2,380 1,304,383
Visa, Inc., Class A(b) 3,264 1,127,712
7,320,802
Food Products -
1 .2%
Archer-Daniels-Midland Co. 2,788 133,127
Investments Shares Value
Food Products
(continued)
Bunge Global SA 782 $ 61,559
Conagra Brands, Inc. 2,346 57,970
General Mills, Inc. 3,094 175,554
Hershey Co. (The) 850 142,111
J M Smucker Co. (The) 544 63,251
Kellanova 1,700 140,709
Kraft Heinz Co. (The)(b) 5,168 150,389
McCormick & Co., Inc. (Non-Voting) 1,224 93,832
Mondelez International, Inc., Class A 4,862 331,248
Tyson Foods, Inc., Class A 1,122 68,711
1,418,461
Ground Transportation -
0 .9%
Grab Holdings Ltd., Class A* 5,474 26,713
Uber Technologies, Inc.* 7,990 647,270
Union Pacific Corp. 1,156 249,303
XPO, Inc.*(b) 442 46,905
970,191
Health Care Equipment & Supplies -
2 .3%
Abbott Laboratories 6,664 871,318
Baxter International, Inc. 1,403 43,732
Becton Dickinson & Co. 544 112,657
Boston Scientific Corp.* 2,822 290,299
Edwards Lifesciences Corp.* 1,666 125,766
GE HealthCare Technologies, Inc. 2,550 179,342
Hologic, Inc.* 986 57,385
IDEXX Laboratories, Inc.* 238 102,971
Medtronic plc 3,638 308,357
Stryker Corp. 1,394 521,244
2,613,071
Health Care Providers & Services -
1 .7%
Cardinal Health, Inc. 1,190 168,135
Cencora, Inc. 680 199,016
Cigna Group (The) 510 173,420
CVS Health Corp. 7,242 483,114
Elevance Health, Inc. 1,088 457,591
McKesson Corp. 612 436,227
1,917,503
Health Care REITs -
0 .6%
Alexandria Real Estate Equities, Inc.,
REIT 544 39,527
Healthpeak Properties, Inc., REIT 2,856 50,951
Ventas, Inc., REIT 1,632 114,371
Welltower, Inc., REIT 2,924 446,173
651,022
Hotels, Restaurants & Leisure -
2 .8%
Booking Holdings, Inc. 158 805,686
Carnival Corp.*(b) 4,080 74,827
Chipotle Mexican Grill, Inc.* 6,528 329,795
Domino's Pizza, Inc. 102 50,018
Expedia Group, Inc. 476 74,699
Flutter Entertainment plc* 850 204,841
Hilton Worldwide Holdings, Inc. 1,156 260,655

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 170
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Marriott International, Inc., Class A(b) 952 $ 227,128
McDonald's Corp. 2,040 652,086
Royal Caribbean Cruises Ltd.(b) 442 94,990
Starbucks Corp. 2,210 176,910
Yum! Brands, Inc. 1,088 163,679
3,115,314
Household Products -
2 .7%
Church & Dwight Co., Inc. 952 94,572
Clorox Co. (The) 714 101,602
Colgate-Palmolive Co. 4,726 435,690
Kimberly-Clark Corp. 1,938 255,390
Procter & Gamble Co. (The) 13,464 2,188,842
3,076,096
Independent Power and Renewable Electricity Producers
-
0 .1%
Vistra Corp. 986 127,815
Insurance -
2 .1%
Aflac, Inc. 2,788 303,000
Allstate Corp. (The) 544 107,924
American International Group, Inc. 1,122 91,465
Aon plc, Class A 1,020 361,886
Chubb Ltd. 1,088 311,255
Hartford Insurance Group, Inc. (The) 850 104,269
Marsh & McLennan Cos., Inc. 1,428 321,971
MetLife, Inc. 2,278 171,693
Principal Financial Group, Inc. 1,054 78,154
RenaissanceRe Holdings Ltd.(b) 102 24,677
Travelers Cos., Inc. (The) 850 224,511
Unum Group(b) 1,054 81,854
Willis Towers Watson plc 476 146,513
2,329,172
Interactive Media & Services -
4 .6%
Meta Platforms, Inc., Class A 9,418 5,170,482
Snap, Inc., Class A*(b) 4,114 32,747
5,203,229
IT Services -
2 .5%
Accenture plc, Class A 3,604 1,078,137
Akamai Technologies, Inc.* 272 21,918
Cognizant Technology Solutions
Corp., Class A 986 72,540
EPAM Systems, Inc.* 272 42,679
Gartner, Inc.* 238 100,217
GoDaddy, Inc., Class A* 544 102,451
International Business Machines
Corp. 5,338 1,290,835
Okta, Inc.* 306 34,321
Twilio, Inc., Class A* 442 42,746
2,785,844
Investments Shares Value
Life Sciences Tools & Services -
0 .1%
IQVIA Holdings, Inc.* 612 $ 94,903
Mettler-Toledo International, Inc.* 68 72,799
167,702
Machinery -
1 .6%
Caterpillar, Inc. 918 283,910
Cummins, Inc. 544 159,849
Deere & Co. 1,054 488,592
Fortive Corp. 952 66,345
IDEX Corp. 136 23,660
Illinois Tool Works, Inc. 544 130,511
Ingersoll Rand, Inc. 1,496 112,843
Lincoln Electric Holdings, Inc. 170 29,954
Nordson Corp. 170 32,227
Otis Worldwide Corp. 2,278 219,303
Pentair plc 748 67,866
Stanley Black & Decker, Inc. 850 51,017
Westinghouse Air Brake
Technologies Corp. 340 62,811
Xylem, Inc. 680 81,988
1,810,876
Media -
0 .3%
Comcast Corp., Class A 7,106 243,025
Omnicom Group, Inc. 1,088 82,862
325,887
Metals & Mining -
0 .3%
Freeport-McMoRan, Inc. 4,080 147,002
Newmont Corp. 4,386 231,055
378,057
Multi-Utilities -
0 .3%
CMS Energy Corp. 612 45,074
Consolidated Edison, Inc. 646 72,837
NiSource, Inc. 1,020 39,892
Public Service Enterprise Group, Inc. 1,836 146,751
304,554
Oil, Gas & Consumable Fuels -
3 .7%
Chevron Corp. 9,452 1,286,039
Coterra Energy, Inc. 2,210 54,278
Devon Energy Corp. 1,190 36,188
EQT Corp. 2,924 144,562
Exxon Mobil Corp. 24,854 2,625,328
4,146,395
Personal Care Products -
0 .2%
Estee Lauder Cos., Inc. (The), Class
A 1,054 63,198
Kenvue, Inc. 9,180 216,648
279,846
Pharmaceuticals -
5 .9%
Eli Lilly & Co. 3,264 2,934,173
Johnson & Johnson 13,804 2,157,703
Merck & Co., Inc. 12,070 1,028,364

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
171 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Pfizer, Inc. 10,642 $ 259,771
Zoetis, Inc. 1,734 271,198
6,651,209
Professional Services -
0 .7%
Automatic Data Processing, Inc. 1,972 592,783
Broadridge Financial Solutions, Inc. 340 82,416
Verisk Analytics, Inc. 408 120,944
796,143
Real Estate Management & Development -
0 .2%
CBRE Group, Inc., Class A* 1,768 216,014
Residential REITs -
0 .1%
Essex Property Trust, Inc., REIT 238 66,438
Sun Communities, Inc., REIT 340 42,306
108,744
Semiconductors & Semiconductor Equipment -
7 .0%
Advanced Micro Devices, Inc.* 4,590 446,836
Intel Corp. 20,264 407,306
Lam Research Corp. 2,448 175,448
Marvell Technology, Inc. 2,516 146,859
Micron Technology, Inc. 6,392 491,864
NVIDIA Corp. 46,614 5,077,197
NXP Semiconductors NV 1,190 219,329
ON Semiconductor Corp.* 714 28,346
QUALCOMM, Inc. 3,162 469,431
Skyworks Solutions, Inc. 442 28,412
Texas Instruments, Inc. 2,618 419,011
7,910,039
Software -
8 .4%
Adobe, Inc.* 1,258 471,725
ANSYS, Inc.* 136 43,776
Autodesk, Inc.* 1,224 335,682
Check Point Software Technologies
Ltd.* 238 52,255
Crowdstrike Holdings, Inc., Class A* 680 291,632
Gen Digital, Inc. 2,822 73,005
Guidewire Software, Inc.* 306 62,660
HubSpot, Inc.* 204 124,746
Intuit, Inc. 918 576,017
Microsoft Corp. 14,620 5,778,701
Oracle Corp. 3,128 440,172
Palo Alto Networks, Inc.* 2,516 470,316
ServiceNow, Inc.* 782 746,818
9,467,505
Specialized REITs -
1 .1%
American Tower Corp., REIT 2,244 505,820
Equinix, Inc., REIT 476 409,717
Iron Mountain, Inc., REIT 1,156 103,658
VICI Properties, Inc., Class A, REIT 5,134 164,391
Investments Shares Value
Specialized REITs
(continued)
Weyerhaeuser Co., REIT 4,046 $ 104,832
1,288,418
Specialty Retail -
2 .4%
AutoZone, Inc.* 34 127,928
Best Buy Co., Inc. 1,088 72,559
Burlington Stores, Inc.* 136 30,605
Home Depot, Inc. (The) 1,870 674,116
Lowe's Cos., Inc. 2,176 486,467
Ross Stores, Inc. 1,564 217,396
TJX Cos., Inc. (The) 6,494 835,648
Tractor Supply Co. 2,643 133,789
Williams-Sonoma, Inc. 714 110,292
2,688,800
Technology Hardware, Storage & Peripherals -
5 .3%
Apple, Inc. 26,316 5,592,150
Hewlett Packard Enterprise Co. 7,446 120,774
HP, Inc. 5,304 135,623
NetApp, Inc. 612 54,927
Super Micro Computer, Inc.*(b) 2,890 92,076
Western Digital Corp.* 1,020 44,737
6,040,287
Textiles, Apparel & Luxury Goods -
0 .5%
Deckers Outdoor Corp.* 680 75,364
Lululemon Athletica, Inc.* 680 184,124
NIKE, Inc., Class B 3,332 187,925
Tapestry, Inc. 1,190 84,073
531,486
Trading Companies & Distributors -
0 .2%
Ferguson Enterprises, Inc. 1,156 196,127
Water Utilities -
0 .1%
American Water Works Co., Inc. 1,088 159,947
Total Common Stocks
(Cost $95,340,625) 112,385,975
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .5% (c)
REPURCHASE AGREEMENTS - 0 .5%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$514,204, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $522,751 $ 514,142 514,142

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 172
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,000, collateralized by various
Common Stocks; total market
value $1,102 $ 1,000 $ 1,000
515,142
Total Securities Lending Reinvestments
(Cost $515,142) 515,142
Total Investments - 99.8%
(Cost $95,855,767) 112,901,117
Other assets less liabilities - 0.2% 213,710
NET ASSETS - 100.0% $113,114,827
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $1,831,913, collateralized in
the form of cash with a value of $515,142 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $1,366,326 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from May 8, 2025 – November 15, 2054; a total value of
$1,881,468.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $515,142.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 21,033,465
Aggregate gross unrealized depreciation (3,987,583)
Net unrealized appreciation $ 17,045,882
Federal income tax cost $ 95,852,091
Futures Contracts
FlexShares
®
STOXX
®
US ESG Select Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
S&P 500 Micro E-Mini Index 27 06/20/2025 USD $ 754,245 $ (3,144)
* This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
173 FLEXSHARES SEMIANNUAL REPORT
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 0 .5
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 174
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global ESG Select Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .8%
Air Freight & Logistics -
0 .3%
Deutsche Post AG 893 $ 38,077
DSV A/S 399 84,474
International Distribution Services plc 1,035 5,071
Nippon Express Holdings, Inc. 200 3,572
United Parcel Service, Inc., Class B 1,178 112,263
243,457
Automobile Components -
0 .3%
Aisin Corp. 1,200 15,240
Bridgestone Corp. 1,900 79,801
Cie Generale des Etablissements
Michelin SCA 1,919 70,176
Continental AG 221 17,194
Denso Corp. 2,600 33,676
Niterra Co. Ltd. 700 21,799
237,886
Automobiles -
1 .1%
Bayerische Motoren Werke AG 513 43,328
Ferrari NV 133 60,717
General Motors Co. 2,546 115,181
Honda Motor Co. Ltd. 9,500 96,772
Mazda Motor Corp. 1,100 6,589
Mercedes-Benz Group AG 1,292 77,062
Mitsubishi Motors Corp.(a) 1,900 5,264
Nissan Motor Co. Ltd.*(a) 4,700 11,252
Renault SA 466 24,701
Stellantis NV 3,264 30,202
Subaru Corp. 1,100 19,993
Toyota Motor Corp. 16,300 311,853
Volkswagen AG (Preference) 342 37,104
Yamaha Motor Co. Ltd. 2,300 18,092
858,110
Banks -
9 .8%
ABN AMRO Bank NV, CVA(a)(b) 1,311 27,123
AIB Group plc 4,701 31,609
ANZ Group Holdings Ltd. 6,726 128,506
Banca Monte dei Paschi di Siena
SpA(a) 2,743 23,124
Banca Popolare di Sondrio SpA 350 4,377
Banco Bilbao Vizcaya Argentaria SA 11,457 157,066
Banco BPM SpA(a) 2,622 29,192
Banco Comercial Portugues SA,
Class R 5,161 3,308
Banco Santander SA(a) 29,906 210,161
Bank of Ireland Group plc 2,111 24,777
Bank of Montreal 1,767 168,973
Bank Polska Kasa Opieki SA* 540 27,031
Bankinter SA 1,504 17,507
Banque Cantonale Vaudoise
(Registered)*(a) 87 10,735
Barclays plc 25,232 100,029
Investments Shares Value
Banks
(continued)
BAWAG Group AG(b) 161 $ 17,707
BNP Paribas SA 2,698 227,844
BPER Banca SpA(a) 1,804 14,638
CaixaBank SA(a) 6,403 49,000
Canadian Imperial Bank of
Commerce 1,672 105,249
Citigroup, Inc. 6,137 419,648
Commerzbank AG 1,008 26,607
Commonwealth Bank of Australia 4,047 431,406
Danske Bank A/S 1,140 39,884
DBS Group Holdings Ltd. 1,780 57,870
DNB Bank ASA 2,185 54,531
Erste Group Bank AG 416 28,113
FinecoBank Banca Fineco SpA 1,723 34,403
Hang Seng Bank Ltd.(a) 1,900 26,535
HSBC Holdings plc 35,606 395,690
Intesa Sanpaolo SpA 12,388 65,932
Japan Post Bank Co. Ltd. 4,000 40,970
JPMorgan Chase & Co. 13,889 3,397,527
KBC Group NV 264 24,326
Lloyds Banking Group plc 126,654 123,969
Mediobanca Banca di Credito
Finanziario SpA 1,254 25,637
Mitsubishi UFJ Financial Group, Inc. 24,700 312,300
National Australia Bank Ltd. 4,560 105,417
National Bank of Canada 513 44,968
NatWest Group plc 13,471 86,044
Nordea Bank Abp 6,802 94,139
Oversea-Chinese Banking Corp. Ltd. 7,500 92,766
Resona Holdings, Inc. 5,700 45,515
Ringkjoebing Landbobank A/S 15 2,872
Santander Bank Polska SA 46 7,056
Skandinaviska Enskilda Banken AB,
Class A(a) 3,458 54,658
Societe Generale SA 2,109 109,322
Standard Chartered plc 3,363 48,334
Svenska Handelsbanken AB, Class A 4,009 52,519
Swedbank AB, Class A 2,318 57,656
UniCredit SpA 1,292 74,859
Westpac Banking Corp. 7,125 149,715
7,909,144
Beverages -
1 .4%
Anheuser-Busch InBev SA/NV 1,273 83,352
Asahi Group Holdings Ltd.(a) 1,900 26,274
Carlsberg A/S, Class B 174 23,741
Coca-Cola Co. (The) 9,462 686,468
Coca-Cola Europacific Partners plc 494 44,826
Coca-Cola HBC AG 391 20,368
Davide Campari-Milano NV(a) 222 1,485
Diageo plc 3,420 95,565
Heineken Holding NV 149 11,653
Heineken NV 475 42,495
Kirin Holdings Co. Ltd. 1,700 25,731

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
175 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Pernod Ricard SA 437 $ 47,301
Treasury Wine Estates Ltd. 2,394 13,694
1,122,953
Biotechnology -
0 .5%
Biogen, Inc.* 266 32,207
CSL Ltd. 931 149,598
Genmab A/S* 65 13,762
Swedish Orphan Biovitrum AB* 81 2,461
Vertex Pharmaceuticals, Inc.* 418 212,971
410,999
Broadline Retail -
5 .1%
Allegro.eu SA*(b) 1,012 8,866
Amazon.com, Inc.* 20,349 3,752,763
eBay, Inc. 1,045 71,227
Isetan Mitsukoshi Holdings Ltd.(a) 1,500 19,329
J Front Retailing Co. Ltd. 1,300 15,949
Next plc 190 31,292
Prosus NV 1,653 76,900
Rakuten Group, Inc.* 3,000 17,656
Ryohin Keikaku Co. Ltd. 800 27,201
Wesfarmers Ltd. 2,831 141,870
4,163,053
Building Products -
0 .7%
Allegion plc 154 21,437
Assa Abloy AB, Class B 2,090 63,188
Belimo Holding AG (Registered) 21 17,838
Cie de Saint-Gobain SA 1,292 140,259
Geberit AG (Registered)(a) 57 39,551
Lennox International, Inc.(a) 57 31,165
Lixil Corp. 1,300 15,316
Nibe Industrier AB, Class B 1,544 6,528
ROCKWOOL A/S, Class B 200 9,108
Trane Technologies plc 551 211,204
555,594
Capital Markets -
1 .9%
3i Group plc 1,786 101,005
Aberdeen Group plc(a) 3,700 7,295
Allfunds Group plc 824 4,646
ASX Ltd. 364 16,473
Bank of New York Mellon Corp. (The) 1,102 88,612
Blackrock, Inc. 475 434,274
Daiwa Securities Group, Inc.(a) 4,400 28,817
EQT AB(a) 1,368 39,402
Euronext NV(b) 106 17,713
Hong Kong Exchanges & Clearing
Ltd. 1,900 83,500
IG Group Holdings plc 853 12,134
Intercontinental Exchange, Inc. 2,318 389,354
Intermediate Capital Group plc 358 8,971
Investec plc 714 4,488
Julius Baer Group Ltd. 363 23,518
Investments Shares Value
Capital Markets
(continued)
London Stock Exchange Group plc 817 $ 126,860
Macquarie Group Ltd. 798 98,776
Man Group plc 2,576 5,608
Partners Group Holding AG 38 49,734
Schroders plc 252 1,105
Swissquote Group Holding SA
(Registered) 25 12,869
1,555,154
Chemicals -
0 .3%
Akzo Nobel NV(a) 378 23,874
Arkema SA 62 4,697
BASF SE* 1,463 74,223
Covestro AG* 427 28,832
DSM-Firmenich AG 266 28,822
Dyno Nobel Ltd. 3,726 5,412
FUCHS SE (Preference) 135 6,758
Hexpol AB 792 6,873
Mitsubishi Chemical Group Corp. 1,400 6,782
Nippon Sanso Holdings Corp.(a) 100 3,200
Nitto Denko Corp. 800 14,024
Novonesis Novozymes B 684 44,392
Orica Ltd. 1,198 12,449
Syensqo SA 55 3,915
Yara International ASA 492 15,904
280,157
Commercial Services & Supplies -
0 .9%
Brambles Ltd. 3,762 49,394
Cintas Corp. 1,121 237,293
Downer EDI Ltd.(a) 2,477 9,050
Elis SA 446 11,438
ISS A/S 598 15,047
Rentokil Initial plc 2,050 9,381
Republic Services, Inc., Class A 323 80,992
Securitas AB, Class B 1,131 18,000
SPIE SA 466 22,800
TOPPAN Holdings, Inc. 600 16,821
Waste Connections, Inc. 456 89,883
Waste Management, Inc. 570 133,015
693,114
Communications Equipment -
0 .5%
Cisco Systems, Inc. 6,403 369,645
Nokia OYJ 4,864 24,268
393,913
Construction & Engineering -
0 .5%
Ackermans & van Haaren NV 53 12,965
ACS Actividades de Construccion y
Servicios SA 394 24,678
Balfour Beatty plc 1,015 6,204
Bouygues SA* 562 24,724
Eiffage SA 222 30,220
Ferrovial SE 874 42,602
HOCHTIEF AG 46 8,680
Obayashi Corp. 1,900 29,524

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 176
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Skanska AB, Class B 616 $ 14,300
Sweco AB, Class B 632 11,094
Vinci SA 1,406 195,948
Worley Ltd. 1,517 12,075
413,014
Construction Materials -
0 .2%
Buzzi SpA 244 12,792
Holcim AG 1,083 120,722
Wienerberger AG 285 10,004
143,518
Consumer Finance -
0 .0% (c)
Cembra Money Bank AG 46 5,570
Marui Group Co. Ltd. 900 17,846
23,416
Consumer Staples Distribution & Retail -
3 .7%
Aeon Co. Ltd.(a) 2,800 82,975
Axfood AB 221 6,194
Carrefour SA 830 12,827
Coles Group Ltd. 1,512 20,529
Costco Wholesale Corp. 1,083 1,077,043
Dollar Tree, Inc.* 570 46,609
J Sainsbury plc 3,108 11,076
Jeronimo Martins SGPS SA 703 17,038
Kesko OYJ, Class B 472 10,838
Koninklijke Ahold Delhaize NV 1,919 78,837
Kroger Co. (The) 1,178 85,063
Marks & Spencer Group plc 3,266 16,970
Seven & i Holdings Co. Ltd. 3,800 56,331
Walmart, Inc. 14,402 1,400,595
Woolworths Group Ltd. 2,546 51,429
2,974,354
Containers & Packaging -
0 .1%
Ball Corp. 703 36,514
Huhtamaki OYJ 230 8,476
Orora Ltd.(a) 5,198 6,020
Smurfit WestRock plc(a) 1,140 47,903
98,913
Distributors -
0 .0% (c)
D'ieteren Group 55 10,985
Inchcape plc 1,147 10,288
21,273
Diversified Consumer Services -
0 .0% (c)
Pearson plc 1,344 21,479
Diversified REITs -
0 .1%
British Land Co. plc (The), REIT 2,348 12,338
Covivio SA, REIT 49 2,746
KDX Realty Investment Corp.,
REIT(a) 2 2,084
Land Securities Group plc, REIT 886 7,012
Investments Shares Value
Diversified REITs
(continued)
Mirvac Group, REIT 8,997 $ 13,125
Stockland, REIT 4,417 15,516
52,821
Diversified Telecommunication Services -
0 .9%
BT Group plc(a) 9,994 23,201
Cellnex Telecom SA(b) 1,102 44,646
Deutsche Telekom AG (Registered) 7,049 253,209
Elisa OYJ 384 20,525
Infrastrutture Wireless Italiane SpA(b) 803 9,621
Koninklijke KPN NV 5,456 25,398
Nippon Telegraph & Telephone Corp. 104,500 109,379
Singapore Telecommunications Ltd. 17,100 49,504
Spark New Zealand Ltd. 860 1,062
Swisscom AG (Registered)(a) 52 34,804
Telenor ASA 1,605 24,176
Telia Co. AB 4,722 17,698
Telstra Group Ltd. 29,944 86,410
699,633
Electric Utilities -
2 .1%
Acciona SA 15 2,189
Alliant Energy Corp. 722 44,071
American Electric Power Co., Inc. 1,710 185,261
BKW AG* 42 8,459
Contact Energy Ltd.(a) 822 4,322
Duke Energy Corp. 1,843 224,883
Edison International 1,292 69,135
EDP SA 5,248 20,737
Elia Group SA/NV 17 1,847
Emera, Inc.(a) 589 26,459
Endesa SA 782 23,557
Enel SpA 11,077 96,252
Entergy Corp.(a) 627 52,148
Eversource Energy 684 40,684
Exelon Corp. 3,173 148,814
FirstEnergy Corp.(a) 1,026 43,995
Fortis, Inc. 1,444 71,369
Fortum OYJ(a) 938 15,722
Iberdrola SA 13,452 243,059
Kansai Electric Power Co., Inc. (The) 1,900 23,377
Kyushu Electric Power Co., Inc. 600 5,344
NRG Energy, Inc.(a) 475 52,050
Origin Energy Ltd. 3,821 26,013
PPL Corp. 1,900 69,350
Redeia Corp. SA 1,241 26,098
SSE plc 2,219 50,150
Terna - Rete Elettrica Nazionale 2,660 26,512
Tohoku Electric Power Co., Inc. 2,200 15,786
Verbund AG 169 13,006
Xcel Energy, Inc.(a) 950 67,165
1,697,814
Electrical Equipment -
0 .9%
ABB Ltd. (Registered) 2,337 122,829
GE Vernova, Inc. 456 169,094
Legrand SA 589 64,477

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
177 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Nexans SA 103 $ 11,264
Nidec Corp. 4,300 76,359
Prysmian SpA 665 36,240
Schneider Electric SE 722 167,594
Siemens Energy AG* 950 72,937
Vestas Wind Systems A/S(a) 1,635 21,731
742,525
Electronic Equipment, Instruments & Components -
0 .3%
CDW Corp. 456 73,215
Comet Holding AG (Registered) 3 775
Halma plc 91 3,350
Hexagon AB, Class B*(a) 3,002 29,158
Ibiden Co. Ltd. 300 8,312
Lagercrantz Group AB, Class B 218 4,955
Murata Manufacturing Co. Ltd. 3,800 58,982
Shimadzu Corp. 800 20,572
TE Connectivity plc 456 66,749
266,068
Energy Equipment & Services -
0 .1%
Schlumberger NV 3,173 105,502
Technip Energies NV 138 4,722
Vallourec SACA* 230 4,263
114,487
Entertainment -
0 .6%
Bollore SE 1,826 11,292
Electronic Arts, Inc. 418 60,648
Square Enix Holdings Co. Ltd. 200 11,608
Walt Disney Co. (The) 4,370 397,451
480,999
Financial Services -
2 .5%
AMP Ltd. 7 6
Apollo Global Management, Inc. 1,368 186,705
Banca Mediolanum SpA 179 2,670
Berkshire Hathaway, Inc., Class B* 3,268 1,742,661
Edenred SE 665 20,698
EXOR NV 200 18,847
Infratil Ltd. 2,486 15,564
Kinnevik AB, Class B* 27 216
M&G plc 2,250 6,233
Nexi SpA*(b) 1,394 8,151
Wendel SE 43 4,223
2,005,974
Food Products -
0 .4%
AAK AB 553 14,472
Ajinomoto Co., Inc. 2,800 57,241
Associated British Foods plc 603 16,624
Bakkafrost P/F 46 2,313
Danone SA 614 53,017
General Mills, Inc. 1,330 75,464
JDE Peet's NV 92 2,228
Investments Shares Value
Food Products
(continued)
Kerry Group plc, Class A 340 $ 36,041
Mowi ASA 1,158 21,228
Orkla ASA 1,914 21,336
Salmar ASA 147 7,265
307,229
Gas Utilities -
0 .2%
APA Group(a) 1,656 8,710
Enagas SA 322 5,040
Naturgy Energy Group SA(a) 596 17,778
Osaka Gas Co. Ltd. 1,000 25,358
Rubis SCA 276 8,960
Snam SpA(a) 3,978 22,881
Tokyo Gas Co. Ltd. 1,100 36,577
125,304
Ground Transportation -
0 .5%
Canadian National Railway Co. 1,387 134,061
ComfortDelGro Corp. Ltd. 4,500 5,273
Hankyu Hanshin Holdings, Inc. 300 8,556
MTR Corp. Ltd. 2,000 6,912
Uber Technologies, Inc.* 3,458 280,132
434,934
Health Care Equipment & Supplies -
2 .2%
Abbott Laboratories 4,218 551,503
Alcon AG 1,026 99,460
Ansell Ltd.(a) 322 6,243
Baxter International, Inc. 1,007 31,388
Cochlear Ltd. 120 21,084
ConvaTec Group plc(b) 2,022 7,017
Demant A/S*(a) 279 10,131
Edwards Lifesciences Corp.* 1,007 76,018
Elekta AB, Class B 920 4,674
EssilorLuxottica SA 266 76,410
Fisher & Paykel Healthcare Corp.
Ltd.(a) 902 18,200
GE HealthCare Technologies, Inc. 2,185 153,671
Getinge AB, Class B 358 6,911
Hologic, Inc.* 674 39,227
Hoya Corp. 1,100 129,403
IDEXX Laboratories, Inc.* 133 57,542
Koninklijke Philips NV* 1,919 48,667
Medtronic plc 2,033 172,317
Siemens Healthineers AG(b) 294 15,835
Sonova Holding AG (Registered) 100 30,837
Straumann Holding AG (Registered)
(a) 300 36,745
Stryker Corp. 589 220,239
1,813,522
Health Care Providers & Services -
0 .5%
Cardinal Health, Inc. 836 118,118
EBOS Group Ltd.(a) 184 3,997
Elevance Health, Inc. 570 239,731
Fresenius Medical Care AG 476 24,084
Fresenius SE & Co. KGaA* 722 34,307

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 178
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Ramsay Health Care Ltd.(a) 4 $ 85
Sigma Healthcare Ltd.(a) 3,558 6,875
Sonic Healthcare Ltd. 982 16,387
443,584
Health Care REITs -
0 .4%
Aedifica SA, REIT 33 2,650
Alexandria Real Estate Equities, Inc.,
REIT 323 23,469
Healthpeak Properties, Inc., REIT 1,197 21,355
Ventas, Inc., REIT 703 49,266
Welltower, Inc., REIT 1,444 220,340
317,080
Hotel & Resort REITs -
0 .0% (c)
Invincible Investment Corp., REIT 22 9,100
Hotels, Restaurants & Leisure -
1 .7%
Accor SA 614 30,117
Amadeus IT Group SA 1,102 86,662
Aristocrat Leisure Ltd. 1,577 67,445
Booking Holdings, Inc. 76 387,545
Carnival Corp.* 1,767 32,407
Chipotle Mexican Grill, Inc., Class A* 3,458 174,698
Compass Group plc 2,736 92,020
Entain plc 308 2,623
Expedia Group, Inc.(a) 209 32,798
FDJ UNITED(b) 276 9,864
Food & Life Cos. Ltd. 100 3,677
Greggs plc 233 5,779
Hilton Worldwide Holdings, Inc. 589 132,808
InterContinental Hotels Group plc 285 30,233
Just Eat Takeaway.com NV*(b) 364 7,961
Lottery Corp. Ltd. (The)(a) 6,841 22,849
Marriott International, Inc., Class A 418 99,727
Oriental Land Co. Ltd. 3,200 68,043
Sodexo SA 217 13,789
TUI AG* 714 5,475
Whitbread plc 415 14,373
Yum! Brands, Inc. 437 65,742
1,386,635
Household Durables -
1 .0%
Berkeley Group Holdings plc 247 13,758
GN Store Nord A/S*(a) 208 3,123
Panasonic Holdings Corp. 5,700 65,576
Persimmon plc 172 2,975
SEB SA 62 5,828
Sekisui House Ltd. 1,800 41,340
Sony Group Corp. 26,000 687,367
Taylor Wimpey plc 9,948 15,606
Vistry Group plc* 920 7,732
843,305
Investments Shares Value
Household Products -
1 .5%
Clorox Co. (The) 342 $ 48,667
Essity AB, Class B 1,178 34,003
Henkel AG & Co. KGaA (Preference) 304 23,637
Kimberly-Clark Corp. 532 70,107
Procter & Gamble Co. (The) 5,719 929,738
Reckitt Benckiser Group plc 1,026 66,301
1,172,453
Independent Power and Renewable Electricity Producers
-
0 .2%
Drax Group plc 897 7,392
EDP Renovaveis SA 217 2,036
Meridian Energy Ltd. 2,621 8,524
Orsted A/S*(a)(b) 213 8,494
Vistra Corp. 836 108,371
134,817
Industrial Conglomerates -
0 .5%
CK Hutchison Holdings Ltd. 5,500 31,065
Hitachi Ltd. 6,800 167,712
Investment AB Latour, Class B 322 8,707
Keppel Ltd. 3,800 19,092
Lifco AB, Class B 323 12,518
Sekisui Chemical Co. Ltd. 1,100 19,194
Siemens AG (Registered) 589 135,215
393,503
Industrial REITs -
0 .1%
CapitaLand Ascendas REIT, REIT 6,900 14,057
Goodman Group, REIT 3,401 65,240
Segro plc, REIT 2,002 18,200
Tritax Big Box REIT plc, REIT 5,198 9,928
107,425
Insurance -
2 .2%
Aegon Ltd. 1,341 8,585
Aflac, Inc. 1,159 125,960
Ageas SA/NV 399 25,059
Aon plc, Class A 342 121,338
ASR Nederland NV 56 3,527
Aviva plc 3,724 27,855
AXA SA* 4,731 223,562
Beazley plc 972 11,484
Direct Line Insurance Group plc 2,445 9,242
Generali(a) 2,489 90,936
Gjensidige Forsikring ASA 294 6,878
Hannover Rueck SE 120 38,522
Hiscox Ltd. 768 11,274
Insurance Australia Group Ltd. 2,960 15,549
Legal & General Group plc 5,631 17,638
Manulife Financial Corp. 5,187 158,655
Medibank Pvt Ltd. 3,009 8,953
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered)* 266 181,909
nib holdings Ltd. 1 4
NN Group NV 251 15,379

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
179 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Phoenix Group Holdings plc 2,054 $ 16,393
Poste Italiane SpA(b) 952 19,306
Power Corp. of Canada 1,349 50,960
Principal Financial Group, Inc. 382 28,325
Prudential plc 2,280 24,114
QBE Insurance Group Ltd. 1,440 19,893
Steadfast Group Ltd. 4,081 15,328
Sun Life Financial, Inc. 1,330 79,099
Suncorp Group Ltd. 1,276 16,541
Swiss Life Holding AG (Registered) 38 38,012
Swiss Re AG 589 105,902
Tryg A/S(a) 742 17,766
Unipol Assicurazioni SpA 640 11,458
Unum Group(a) 532 41,315
Willis Towers Watson plc 190 58,482
Zurich Insurance Group AG 209 148,125
1,793,328
Interactive Media & Services -
4 .7%
Auto Trader Group plc(b) 1,684 18,876
CAR Group Ltd. 731 15,580
Meta Platforms, Inc., Class A 6,669 3,661,281
Pinterest, Inc., Class A* 1,045 26,459
REA Group Ltd.(a) 117 18,583
Rightmove plc 1,716 16,911
Scout24 SE(b) 203 24,161
SEEK Ltd.(a) 716 9,763
Snap, Inc., Class A*(a) 2,937 23,379
3,814,993
IT Services -
2 .8%
Accenture plc, Class A 3,059 915,100
Alten SA 17 1,429
Bechtle AG 126 5,357
Capgemini SE 399 63,431
CGI, Inc. 703 74,397
Computacenter plc 220 7,082
EPAM Systems, Inc.* 171 26,832
Fujitsu Ltd. 5,500 121,498
Gartner, Inc.* 114 48,003
GoDaddy, Inc., Class A* 323 60,831
International Business Machines
Corp. 3,002 725,944
NEC Corp. 3,500 85,292
NTT Data Group Corp.(a) 1,900 37,663
Obic Co. Ltd. 400 13,996
Okta, Inc., Class A* 270 30,283
Otsuka Corp. 500 11,115
Reply SpA 47 8,377
Softcat plc 377 8,414
Sopra Steria Group 42 8,594
Twilio, Inc., Class A* 247 23,887
2,277,525
Investments Shares Value
Leisure Products -
0 .0% (c)
Sega Sammy Holdings, Inc. 700 $ 14,686
Thule Group AB(b) 324 7,390
Yamaha Corp. 200 1,458
23,534
Life Sciences Tools & Services -
0 .2%
Eurofins Scientific SE(a) 405 25,542
Gerresheimer AG 49 3,309
IQVIA Holdings, Inc.* 247 38,302
Lonza Group AG (Registered) 57 40,828
QIAGEN NV*(a) 332 14,249
Sartorius AG (Preference) 53 13,682
Siegfried Holding AG (Registered)* 130 15,503
Tecan Group AG (Registered) 21 4,079
155,494
Machinery -
1 .0%
Aalberts NV 100 3,313
Alfa Laval AB 439 18,211
Alstom SA* 461 11,120
Atlas Copco AB, Class A(a) 3,572 55,497
Daimler Truck Holding AG 587 23,461
Ebara Corp. 1,500 22,630
Epiroc AB, Class A 1,219 26,390
FANUC Corp. 2,400 61,481
Georg Fischer AG (Registered)(a) 156 11,276
Husqvarna AB, Class B 711 3,321
Indutrade AB 145 3,921
Interpump Group SpA 17 581
KION Group AG 108 4,569
Knorr-Bremse AG 92 9,119
Kone OYJ, Class B 1,026 63,564
Konecranes OYJ 216 14,438
Metso OYJ(a) 1,078 11,713
MINEBEA MITSUMI, Inc. 1,500 22,021
Otis Worldwide Corp. 931 89,627
Pentair plc 285 25,858
Rotork plc 2,384 9,680
Sandvik AB(a) 1,767 36,659
Schindler Holding AG 83 30,382
SKF AB, Class B 516 10,141
Spirax Group plc 194 15,224
Stanley Black & Decker, Inc.(a) 399 23,948
Techtronic Industries Co. Ltd. 1,500 15,165
TOMRA Systems ASA* 140 2,194
Trelleborg AB, Class B 426 14,699
Valmet OYJ 225 6,865
VAT Group AG(b) 56 20,056
Volvo AB, Class B 3,230 87,943
Wartsila OYJ Abp 864 15,970
Weir Group plc (The) 427 12,821
783,858
Marine Transportation -
0 .0% (c)
AP Moller - Maersk A/S, Class B(a) 8 13,690

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 180
Investments Shares Value
COMMON STOCKS (continued)
Marine Transportation
(continued)
Kuehne + Nagel International AG
(Registered) 66 $ 15,167
28,857
Media -
0 .2%
Dentsu Group, Inc.(a) 400 8,340
Informa plc 2,050 19,928
ITV plc 10,219 10,933
Omnicom Group, Inc. 774 58,948
Publicis Groupe SA 532 53,980
WPP plc 1,426 10,975
163,104
Metals & Mining -
1 .0%
Anglo American plc 1,843 49,948
Antofagasta plc 724 15,792
Aurubis AG 60 5,221
BHP Group Ltd. 10,298 251,641
BlueScope Steel Ltd. 613 9,362
Boliden AB* 508 15,596
Fortescue Ltd. 3,382 35,035
IGO Ltd.(a) 1,622 4,068
Newmont Corp. 1,748 92,085
Norsk Hydro ASA 3,364 17,712
Northern Star Resources Ltd.(a) 2,831 34,743
Pilbara Minerals Ltd.* 1,807 1,740
Rio Tinto Ltd.(a) 627 46,979
Rio Tinto plc 1,501 89,157
South32 Ltd. 11,137 19,596
SSAB AB, Class B(a) 1,242 7,734
Teck Resources Ltd., Class B 1,292 43,821
voestalpine AG 283 7,451
Wheaton Precious Metals Corp. 494 41,167
788,848
Multi-Utilities -
1 .0%
A2A SpA 3,990 10,155
AGL Energy Ltd. 1,853 12,603
Ameren Corp. 456 45,253
Centrica plc 3,030 6,482
CMS Energy Corp. 532 39,182
Consolidated Edison, Inc. 817 92,117
Dominion Energy, Inc. 1,482 80,591
E.ON SE 2,128 37,289
Engie SA 4,389 90,728
Hera SpA 2,055 9,732
National Grid plc 9,788 141,590
NiSource, Inc. 722 28,237
Public Service Enterprise Group, Inc. 1,691 135,162
Veolia Environnement SA 1,045 38,227
767,348
Office REITs -
0 .0% (c)
Derwent London plc, REIT 15 389
Dexus, REIT 2,336 11,240
Investments Shares Value
Office REITs
(continued)
Gecina SA, REIT 65 $ 6,687
18,316
Oil, Gas & Consumable Fuels -
5 .1%
Aker BP ASA 10 215
BP plc 22,762 106,502
Chevron Corp. 8,018 1,090,929
Coterra Energy, Inc. 1,189 29,202
Enbridge, Inc. 2,869 133,906
Eni SpA 5,130 74,060
EQT Corp.(a) 2,033 100,512
Equinor ASA 1,919 44,024
Exxon Mobil Corp. 17,632 1,862,468
Galp Energia SGPS SA 443 6,866
ORLEN SA 889 16,121
Pembina Pipeline Corp. 1,197 45,669
Santos Ltd. 2,282 8,775
Shell plc 12,084 395,748
Suncor Energy, Inc. 1,622 57,175
TotalEnergies SE 1,957 113,812
4,085,984
Paper & Forest Products -
0 .1%
Holmen AB, Class B 169 6,704
Mondi plc 920 13,923
Stora Enso OYJ, Class R(a) 1,610 14,945
Svenska Cellulosa AB SCA, Class B 1,193 15,498
UPM-Kymmene OYJ 487 12,910
63,980
Passenger Airlines -
0 .1%
International Consolidated Airlines
Group SA 6,441 22,369
Qantas Airways Ltd. 3,839 21,739
Ryanair Holdings plc, ADR(a) 713 34,124
Singapore Airlines Ltd. 1,900 9,764
87,996
Personal Care Products -
0 .8%
Beiersdorf AG 124 17,479
Estee Lauder Cos., Inc. (The), Class
A(a) 627 37,595
Kao Corp. 500 21,407
L'Oreal SA* 608 267,473
Shiseido Co. Ltd.(a) 1,200 19,799
Unilever plc 4,313 274,160
637,913
Pharmaceuticals -
7 .9%
ALK-Abello A/S, Class B* 14 324
Astellas Pharma, Inc. 4,600 46,035
AstraZeneca plc 3,078 441,059
Chugai Pharmaceutical Co. Ltd.(a) 1,300 74,907
Eli Lilly & Co. 2,071 1,861,725
GSK plc 8,170 161,889
Haleon plc 11,856 59,607
Hikma Pharmaceuticals plc 453 12,011

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
181 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Ipsen SA 76 $ 8,821
Johnson & Johnson 9,766 1,526,523
Merck & Co., Inc. 6,118 521,254
Merck KGaA 209 28,961
Novartis AG (Registered) 3,819 435,880
Novo Nordisk A/S, Class B 3,591 237,980
Orion OYJ, Class B 282 17,679
Roche Holding AG 1,083 354,916
Sandoz Group AG 627 27,300
Sanofi SA 2,470 269,265
Santen Pharmaceutical Co. Ltd. 1,700 17,246
Shionogi & Co. Ltd. 3,500 58,742
Takeda Pharmaceutical Co. Ltd. 2,300 69,868
Zoetis, Inc., Class A 1,121 175,324
6,407,316
Professional Services -
0 .9%
Adecco Group AG (Registered)(a) 376 9,801
ALS Ltd. 1,192 13,111
Arcadis NV 106 5,133
Automatic Data Processing, Inc. 646 194,188
Bureau Veritas SA(a) 751 23,801
Computershare Ltd. 1,140 29,702
Intertek Group plc 354 21,675
Randstad NV(a) 192 7,687
Recruit Holdings Co. Ltd. 1,900 105,790
RELX plc 3,819 207,459
SGS SA (Registered)(a) 293 28,781
Wolters Kluwer NV 513 90,651
737,779
Real Estate Management & Development -
0 .5%
Castellum AB* 809 9,818
CBRE Group, Inc., Class A* 1,254 153,214
CK Asset Holdings Ltd. 1,000 4,094
Daiwa House Industry Co. Ltd. 900 32,526
Lendlease Corp. Ltd.(a) 356 1,203
Mitsubishi Estate Co. Ltd. 1,900 33,367
Mitsui Fudosan Co. Ltd. 3,800 37,536
Swiss Prime Site AG (Registered) 185 26,182
Tokyu Fudosan Holdings Corp. 1,600 11,169
Vonovia SE 1,542 51,254
Wharf Real Estate Investment Co.
Ltd. 3,000 7,196
Wihlborgs Fastigheter AB 546 5,661
373,220
Residential REITs -
0 .1%
Essex Property Trust, Inc., REIT 95 26,519
Sun Communities, Inc., REIT 179 22,273
48,792
Retail REITs -
0 .1%
CapitaLand Integrated Commercial
Trust, REIT 16,600 27,334
Investments Shares Value
Retail REITs
(continued)
Klepierre SA, REIT 651 $ 23,858
Link REIT, REIT 5,300 24,844
Unibail-Rodamco-Westfield, REIT 222 18,806
94,842
Semiconductors & Semiconductor Equipment -
7 .7%
Advanced Micro Devices, Inc.* 2,584 251,552
ASM International NV 95 45,929
ASML Holding NV 608 402,591
ASMPT Ltd. 700 4,712
BE Semiconductor Industries NV 132 14,141
Infineon Technologies AG 1,653 54,286
Intel Corp. 13,984 281,078
Marvell Technology, Inc. 1,444 84,286
Micron Technology, Inc.(a) 4,503 346,506
NVIDIA Corp. 34,162 3,720,925
NXP Semiconductors NV 608 112,060
QUALCOMM, Inc. 1,786 265,150
Renesas Electronics Corp. 4,900 57,454
Rohm Co. Ltd. 1,000 9,096
Skyworks Solutions, Inc. 352 22,627
STMicroelectronics NV 880 19,823
Texas Instruments, Inc. 1,501 240,235
Tokyo Electron Ltd. 1,700 252,962
6,185,413
Software -
8 .5%
Adobe, Inc.* 703 263,611
Autodesk, Inc.* 722 198,009
Check Point Software Technologies
Ltd.* 114 25,030
Crowdstrike Holdings, Inc., Class A* 589 252,604
Dassault Systemes SE 988 36,883
Gen Digital, Inc.(a) 1,444 37,356
Guidewire Software, Inc.*(a) 173 35,425
HubSpot, Inc.* 122 74,603
Intuit, Inc. 456 286,126
Microsoft Corp. 10,431 4,122,957
Oracle Corp. 2,679 376,989
Palo Alto Networks, Inc.*(a) 1,615 301,892
Sage Group plc (The) 1,272 21,025
SAP SE 1,178 341,870
ServiceNow, Inc.* 513 489,920
Temenos AG (Registered)(a) 35 2,513
Xero Ltd.* 242 25,424
6,892,237
Specialized REITs -
0 .8%
American Tower Corp., REIT(a) 1,140 256,967
Big Yellow Group plc, REIT 458 6,154
Equinix, Inc., REIT(a) 152 130,834
Iron Mountain, Inc., REIT 532 47,704
Keppel DC REIT, REIT 2,497 4,131
Safestore Holdings plc, REIT 230 1,934
VICI Properties, Inc., Class A,
REIT(a) 2,679 85,782

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 182
Investments Shares Value
COMMON STOCKS (continued)
Specialized REITs
(continued)
Weyerhaeuser Co., REIT 3,477 $ 90,089
623,595
Specialty Retail -
1 .5%
Best Buy Co., Inc. 684 45,616
Fast Retailing Co. Ltd. 300 98,808
H & M Hennes & Mauritz AB, Class B 868 12,604
Industria de Diseno Textil SA(a) 1,178 63,259
JB Hi-Fi Ltd. 181 11,997
Kingfisher plc 3,203 12,287
Lowe's Cos., Inc. 931 208,134
Nitori Holdings Co. Ltd. 100 11,971
Ross Stores, Inc. 855 118,845
TJX Cos., Inc. (The) 3,648 469,425
Tractor Supply Co.(a) 1,273 64,439
USS Co. Ltd. 2,200 22,040
Williams-Sonoma, Inc. 532 82,178
Zalando SE*(b) 414 15,046
ZOZO, Inc. 1,200 12,232
1,248,881
Technology Hardware, Storage & Peripherals -
5 .4%
Apple, Inc. 18,810 3,997,125
FUJIFILM Holdings Corp. 2,300 47,333
Hewlett Packard Enterprise Co. 4,218 68,416
HP, Inc. 3,078 78,704
Logitech International SA
(Registered) 233 17,591
NetApp, Inc. 323 28,989
Ricoh Co. Ltd. 1,700 17,949
Seiko Epson Corp. 1,100 15,339
Super Micro Computer, Inc.*(a) 1,767 56,297
Western Digital Corp.* 608 26,667
4,354,410
Textiles, Apparel & Luxury Goods -
1 .0%
adidas AG 114 26,138
Asics Corp. 2,400 51,890
Brunello Cucinelli SpA 57 6,422
Burberry Group plc 193 1,865
Christian Dior SE 15 7,714
Deckers Outdoor Corp.* 360 39,899
Hermes International SCA 38 103,283
Kering SA 152 30,815
LPP SA 1 4,093
Lululemon Athletica, Inc.* 380 102,893
LVMH Moet Hennessy Louis Vuitton
SE 627 347,747
Moncler SpA 329 20,210
Pandora A/S 200 29,616
Swatch Group AG (The)(a) 30 5,189
Tapestry, Inc. 646 45,640
823,414
Investments Shares Value
Trading Companies & Distributors -
0 .7%
AddTech AB, Class B 398 $ 13,395
Ashtead Group plc 779 41,516
Beijer Ref AB, Class B(a) 897 13,690
Bunzl plc 96 3,013
Diploma plc 229 12,119
DKSH Holding AG 73 5,401
Ferguson Enterprises, Inc. 779 132,165
Grafton Group plc 334 4,050
IMCD NV(a) 117 15,541
ITOCHU Corp.(a) 1,900 96,998
Mitsui & Co. Ltd. 3,800 77,204
MonotaRO Co. Ltd.(a) 800 15,415
Rexel SA 677 18,770
RS GROUP plc 663 4,565
Sojitz Corp. 399 9,430
Sumitomo Corp. 2,000 49,047
Toyota Tsusho Corp. 2,000 39,610
551,929
Transportation Infrastructure -
0 .2%
Aena SME SA(b) 133 33,473
Aeroports de Paris SA 60 7,489
Auckland International Airport Ltd. 4,062 18,128
Flughafen Zurich AG (Registered) 46 11,610
Getlink SE 247 4,683
Qube Holdings Ltd. 2,166 5,488
SATS Ltd. 2,300 4,950
Transurban Group 5,377 48,545
134,366
Water Utilities -
0 .2%
American Water Works Co., Inc. 836 122,900
Pennon Group plc 33 221
Severn Trent plc 424 15,801
United Utilities Group plc 1,512 22,771
161,693
Wireless Telecommunication Services -
0 .1%
Tele2 AB, Class B 1,093 16,120
Vodafone Group plc(a) 27,949 27,349
43,469
Total Common Stocks
(Cost $64,387,166) 79,841,147
Number
of Rights
RIGHTS - 0 .0% (c)
Independent Power and Renewable Electricity Producers - 0.0%(c)
EDP Renovaveis SA, expiring
5/7/2025, price 1.00 EUR*(a)
(Cost $–) 217 22

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
183 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 2 .3% (d)
REPURCHASE AGREEMENTS - 2 .3%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$472,975, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $480,836 $ 472,918 $ 472,918
Citigroup Global Markets, Inc.
4.36%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,000,121, collateralized by
various U.S. Treasury Securities,
ranging from 2.25% - 4.63%,
maturing 5/15/2027 - 11/30/2031;
total market value $1,004,772 1,000,000 1,000,000
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$200,025, collateralized by
various Common Stocks; total
market value $220,399 200,000 200,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$200,025, collateralized by
various Common Stocks; total
market value $223,043 200,000 200,000
1,872,918
Total Securities Lending Reinvestments
(Cost $1,872,918) 1,872,918
Total Investments - 101.1%
(Cost $66,260,084) 81,714,087
Liabilities in excess of other assets - (1.1%) (849,420)
NET ASSETS - 100.0% $80,864,667
* Non-income producing security.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan at
April 30, 2025 was $3,255,570, collateralized in the form
of cash with a value of $1,872,918 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$1,199,258 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from May 8, 2025 –
February 15, 2055 and $351,089 of collateral in the form
of Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity dates
ranging from June 12, 2025 – June 30, 2120; a total
value of $3,423,265.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $1,872,918.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 17,473,225
Aggregate gross unrealized depreciation (2,219,550)
Net unrealized appreciation $ 15,253,675
Federal income tax cost $ 66,433,471

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 184
Futures Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
EURO STOXX 50 Index 1 06/20/2025 EUR $ 58,054 $ 270
MSCI EAFE E-Mini Index 2 06/20/2025 USD 249,470 661
S&P 500 E-Mini Index 2 06/20/2025 USD 558,700 (12,399)
S&P 500 Micro E-Mini Index 7 06/20/2025 USD 195,545 7,224
$ (4,244)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 25,000,000 JPMorgan Chase Bank NA USD 167,468 06/18/2025 $ 8,746
Total unrealized appreciation $ 8,746
USD 139,584 Citibank NA CHF 122,000 06/18/2025 $ (9,765)
USD 154,531 Bank of Montreal EUR 142,000 06/18/2025 (7,375)
USD 162,470 JPMorgan Chase Bank NA EUR 150,000 06/18/2025 (8,558)
USD 170,469 Morgan Stanley JPY 25,000,000 06/18/2025 (5,745)
Total unrealized depreciation $ (31,443)
Net unrealized depreciation $ (22,697)
Abbreviations:
CHF — Swiss Franc
EUR — Euro
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
185 FLEXSHARES SEMIANNUAL REPORT
FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 3 .1%
Austria 0 .1
Belgium 0 .2
Canada 1 .5
Chile 0 .0
†
China 0 .2
Denmark 0 .7
Faeroe Islands 0 .0
†
Finland 0 .4
France 4 .0
Germany 2 .2
Hong Kong 0 .2
Ireland 0 .2
Israel 0 .0
†
Italy 1 .0
Japan 6 .1
Jordan 0 .0
†
Luxembourg 0 .0
†
Morocco 0 .0
†
Netherlands 1 .8
New Zealand 0 .1
Norway 0 .3
Poland 0 .1
Portugal 0 .1
Singapore 0 .4
South Africa 0 .1
Spain 1 .2
Sweden 1 .1
Switzerland 2 .5
United Kingdom 4 .4
United States 66 .8
Other
1
1 .2
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .8%
Rights 0 .0
†
Securities Lending Reinvestments 2 .3
Others
(1)
( 1 .1 )
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 186
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.5%
Automobiles -
2.3%
Tesla, Inc.* 4,875 $ 1,375,530
Banks -
2.2%
JPMorgan Chase & Co. 5,265 1,287,924
Beverages -
1.1%
PepsiCo, Inc. 5,070 687,391
Biotechnology -
2.7%
Amgen, Inc. 2,301 669,407
Gilead Sciences, Inc. 4,953 527,692
Regeneron Pharmaceuticals, Inc. 663 396,978
1,594,077
Broadline Retail -
4.5%
Amazon.com, Inc.* 13,338 2,459,794
eBay, Inc. 3,042 207,343
2,667,137
Building Products -
1.0%
Owens Corning 546 79,394
Trane Technologies plc 1,365 523,218
602,612
Capital Markets -
5.2%
Blackrock, Inc. 429 392,218
FactSet Research Systems, Inc. 234 101,139
Goldman Sachs Group, Inc. (The) 1,170 640,634
Moody's Corp. 1,014 459,464
Morgan Stanley 5,109 589,681
MSCI, Inc. 468 255,111
S&P Global, Inc. 1,287 643,564
3,081,811
Chemicals -
1.0%
Ecolab, Inc. 1,560 392,231
International Flavors & Fragrances,
Inc. 1,053 82,618
PPG Industries, Inc. 1,404 152,840
627,689
Commercial Services & Supplies -
1.6%
Cintas Corp. 2,067 437,543
Waste Management, Inc. 2,184 509,658
947,201
Communications Equipment -
1.2%
Cisco Systems, Inc. 12,636 729,476
Consumer Finance -
0.4%
American Express Co. 936 249,360
Consumer Staples Distribution & Retail -
2.4%
Sysco Corp. 3,042 217,199
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
Target Corp.(a) 2,808 $ 271,533
Walmart, Inc. 9,711 944,395
1,433,127
Containers & Packaging -
0.3%
Avery Dennison Corp. 507 86,753
Packaging Corp. of America 546 101,343
188,096
Diversified Telecommunication Services -
1.2%
Verizon Communications, Inc. 15,990 704,519
Electric Utilities -
1.5%
Edison International 741 39,651
Eversource Energy 2,106 125,265
Exelon Corp. 6,084 285,340
NextEra Energy, Inc. 3,588 239,965
PG&E Corp. 12,246 202,304
892,525
Electrical Equipment -
0.1%
Emerson Electric Co. 429 45,092
Hubbell, Inc., Class B 41 14,891
59,983
Energy Equipment & Services -
0.6%
Baker Hughes Co. 6,123 216,754
Halliburton Co. 5,265 104,352
Schlumberger NV 819 27,232
348,338
Entertainment -
1.0%
Walt Disney Co. (The) 6,669 606,545
Financial Services -
5.5%
Berkshire Hathaway, Inc., Class B* 859 458,062
Fiserv, Inc.* 1,053 194,352
Mastercard, Inc., Class A 1,872 1,025,968
PayPal Holdings, Inc.* 5,967 392,867
Visa, Inc., Class A(a) 3,432 1,185,756
3,257,005
Food Products -
0.1%
Mondelez International, Inc., Class A 585 39,856
Ground Transportation -
2.1%
CSX Corp. 11,973 336,082
Norfolk Southern Corp. 1,404 314,566
Union Pacific Corp. 2,691 580,341
1,230,989
Health Care Equipment & Supplies -
1.8%
Abbott Laboratories 5,850 764,887
Medtronic plc 3,510 297,508
1,062,395

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
187 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services -
2.8%
Cigna Group (The) 1,716 $ 583,509
CVS Health Corp. 7,683 512,533
Elevance Health, Inc. 1,404 590,494
1,686,536
Health Care REITs -
0.3%
Ventas, Inc., REIT 2,457 172,187
Hotel & Resort REITs -
0.1%
Host Hotels & Resorts, Inc., REIT 4,095 57,821
Hotels, Restaurants & Leisure -
1.6%
Booking Holdings, Inc. 143 729,197
Expedia Group, Inc. 780 122,406
Las Vegas Sands Corp. 2,184 80,087
931,690
Household Durables -
0.1%
TopBuild Corp.* 195 57,673
Household Products -
1.8%
Church & Dwight Co., Inc. 429 42,617
Clorox Co. (The) 741 105,444
Procter & Gamble Co. (The) 5,772 938,354
1,086,415
Industrial REITs -
0.8%
Prologis, Inc., REIT 4,524 462,353
Insurance -
1.5%
Aflac, Inc. 3,237 351,797
Hartford Insurance Group, Inc. (The) 1,794 220,070
MetLife, Inc. 3,627 273,367
Travelers Cos., Inc. (The) 312 82,409
927,643
Interactive Media & Services -
6.7%
Alphabet, Inc., Class A 9,789 1,554,493
Alphabet, Inc., Class C 6,318 1,016,503
Meta Platforms, Inc., Class A 2,613 1,434,537
4,005,533
IT Services -
1.7%
Akamai Technologies, Inc.* 936 75,423
Cognizant Technology Solutions
Corp., Class A 3,042 223,800
International Business Machines
Corp. 3,042 735,616
1,034,839
Life Sciences Tools & Services -
0.1%
Illumina, Inc.* 1,014 78,686
Machinery -
1.8%
CNH Industrial NV 5,421 62,721
Deere & Co. 1,365 632,759
Investments Shares Value
Machinery
(continued)
Ingersoll Rand, Inc. 2,457 $ 185,332
Westinghouse Air Brake
Technologies Corp. 1,053 194,531
1,075,343
Media -
0.7%
Comcast Corp., Class A 9,906 338,785
Interpublic Group of Cos., Inc. (The) 2,368 59,484
398,269
Metals & Mining -
0.6%
Newmont Corp. 6,981 367,759
Multi-Utilities -
0.5%
Consolidated Edison, Inc. 2,106 237,451
Public Service Enterprise Group, Inc. 546 43,642
281,093
Oil, Gas & Consumable Fuels -
2.0%
Chevron Corp. 3,705 504,102
Devon Energy Corp. 3,783 115,041
EQT Corp. 2,574 127,259
Occidental Petroleum Corp. 4,017 158,310
ONEOK, Inc. 3,549 291,586
1,196,298
Personal Care Products -
0.1%
Estee Lauder Cos., Inc. (The), Class
A 1,404 84,184
Pharmaceuticals -
4.3%
Eli Lilly & Co. 234 210,355
Johnson & Johnson 6,084 950,990
Merck & Co., Inc. 8,931 760,921
Pfizer, Inc. 26,169 638,785
2,561,051
Professional Services -
1.9%
Automatic Data Processing, Inc. 2,106 633,064
Equifax, Inc. 741 192,756
Paychex, Inc. 1,989 292,622
1,118,442
Semiconductors & Semiconductor Equipment -
8.0%
Broadcom, Inc. 2,574 495,418
Enphase Energy, Inc.* 780 34,780
First Solar, Inc.* 624 78,512
Intel Corp. 25,506 512,670
NVIDIA Corp. 33,579 3,657,425
4,778,805
Software -
11.7%
Adobe, Inc.* 1,599 599,593
Autodesk, Inc.* 1,326 363,656
Cadence Design Systems, Inc.* 1,677 499,310
Microsoft Corp. 9,789 3,869,200
Salesforce, Inc. 2,691 723,099
ServiceNow, Inc.* 546 521,435

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 188
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Workday, Inc., Class A* 1,287 $ 315,315
Zoom Communications, Inc., Class
A* 1,326 102,818
6,994,426
Specialized REITs -
0.8%
Equinix, Inc., REIT 585 503,539
Specialty Retail -
1.3%
Home Depot, Inc. (The) 1,014 365,537
Lowe's Cos., Inc. 117 26,156
Tractor Supply Co. 3,237 163,857
Ulta Beauty, Inc.* 273 108,010
Williams-Sonoma, Inc. 741 114,462
778,022
Technology Hardware, Storage & Peripherals -
7.5%
Apple, Inc. 19,110 4,060,875
Dell Technologies, Inc., Class C 1,599 146,724
Hewlett Packard Enterprise Co.(a) 7,917 128,414
HP, Inc. 5,928 151,579
4,487,592
Textiles, Apparel & Luxury Goods -
0.7%
NIKE, Inc., Class B(a) 7,332 413,525
Water Utilities -
0.3%
American Water Works Co., Inc. 1,170 172,002
Total Common Stocks
(Cost $55,551,301) 59,385,312
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0.8%(b)
REPURCHASE AGREEMENTS - 0.8%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$505,920, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $514,328
(Cost $505,859) $505,859 505,859
SHORT-TERM INVESTMENTS - 0.1%(c)(d)
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
4.20%, 9/11/2025
(Cost $25,605) $ 26,000 25,605
Total Investments - 100.4%
(Cost $56,082,765) 59,916,776
Liabilities in excess of other assets - (0.4%) (212,420)
NET ASSETS - 100.0% $59,704,356
* Non-income producing security.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $1,375,935, collateralized in
the form of cash with a value of $505,859 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $899,249 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from May 8, 2025 – May 15, 2054; a total value of
$1,405,108.
(b) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $505,859.
(c) All or a portion of the security pledged as collateral for
Futures Contracts.
(d) The rate shown was the current yield as of April 30,
2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,994,381
Aggregate gross unrealized depreciation (3,159,363)
Net unrealized appreciation $ 3,835,018
Federal income tax cost $ 56,082,766

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
189 FLEXSHARES SEMIANNUAL REPORT
Futures Contracts
FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 Micro E-Mini Index 11 06/20/2025 USD $ 307,285 $ 1,008
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.5%
Securities Lending Reinvestments 0.8
Short-Term Investments 0.1
Others
(1)
(0.4)
100.0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 190
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .2%
Air Freight & Logistics -
0 .8%
Deutsche Post AG 9,963 $ 424,817
Automobile Components -
0 .6%
Bridgestone Corp.(a) 7,900 331,807
Automobiles -
1 .8%
Honda Motor Co. Ltd. 7,000 71,305
Isuzu Motors Ltd. 2,000 27,012
Mercedes-Benz Group AG 6,293 375,348
Nissan Motor Co. Ltd.*(a) 30,700 73,500
Renault SA 738 39,119
Toyota Motor Corp. 14,300 273,589
Yamaha Motor Co. Ltd. 12,300 96,751
956,624
Banks -
13 .2%
ABN AMRO Bank NV, CVA(a)(b) 6,129 126,802
Banco Santander SA(a) 49,015 344,447
Bank of Montreal 758 72,485
Bank of Nova Scotia (The) 615 30,712
Barclays plc 46,801 185,536
BNP Paribas SA 1,783 150,573
Canadian Imperial Bank of
Commerce 8,917 561,307
Commonwealth Bank of Australia 8,405 895,965
Credit Agricole SA 3,813 71,475
Danske Bank A/S 9,389 328,485
DBS Group Holdings Ltd. 1,900 61,771
HSBC Holdings plc 41,348 459,501
ING Groep NV 31,344 606,214
Intesa Sanpaolo SpA 2,439 12,981
KBC Group NV 3,136 288,967
Mediobanca Banca di Credito
Finanziario SpA 7,011 143,336
Mitsubishi UFJ Financial Group, Inc. 38,900 491,841
Mizuho Financial Group, Inc. 3,400 85,334
National Australia Bank Ltd. 8,323 192,409
National Bank of Canada 2,050 179,696
Royal Bank of Canada(a) 6,448 772,425
Societe Generale SA 4,899 253,943
Standard Chartered plc 15,211 218,614
Sumitomo Mitsui Financial Group,
Inc. 13,900 331,324
Svenska Handelsbanken AB, Class A 20,418 267,480
7,133,623
Beverages -
1 .3%
Asahi Group Holdings Ltd.(a) 7,600 105,097
Budweiser Brewing Co. APAC Ltd.(b) 14,300 15,158
Diageo plc 18,839 526,415
Pernod Ricard SA 676 73,171
719,841
Investments Shares Value
Biotechnology -
0 .7%
CSL Ltd. 2,234 $ 358,972
Broadline Retail -
1 .2%
Dollarama, Inc.(a) 2,296 282,741
Next plc 1,640 270,094
Rakuten Group, Inc.* 20,500 120,652
673,487
Building Products -
1 .4%
Cie de Saint-Gobain SA 3,464 376,050
Geberit AG (Registered) 287 199,145
Kingspan Group plc 2,193 185,222
760,417
Capital Markets -
4 .1%
3i Group plc 10,475 592,398
Amundi SA(b) 820 64,644
Daiwa Securities Group, Inc.(a) 18,400 120,508
Deutsche Boerse AG 410 132,130
EQT AB(a) 5,207 149,976
Hong Kong Exchanges & Clearing
Ltd. 12,700 558,134
IGM Financial, Inc. 1,127 35,745
London Stock Exchange Group plc 164 25,465
Macquarie Group Ltd. 1,886 233,447
Nomura Holdings, Inc. 42,300 234,631
Schroders plc 11,172 49,005
2,196,083
Chemicals -
3 .1%
Akzo Nobel NV(a) 2,419 152,779
Covestro AG* 2,320 156,653
Givaudan SA (Registered) 75 363,432
Nippon Paint Holdings Co. Ltd.(a) 6,100 46,400
Nitto Denko Corp. 10,200 178,807
Novonesis Novozymes B 779 50,557
Shin-Etsu Chemical Co. Ltd. 200 6,071
Sika AG (Registered) 1,886 472,332
Symrise AG, Class A 1,865 215,290
Toray Industries, Inc. 2,000 12,750
1,655,071
Commercial Services & Supplies -
0 .8%
Brambles Ltd. 12,115 159,067
Dai Nippon Printing Co. Ltd. 5,500 76,770
Rentokil Initial plc 9,594 43,903
Secom Co. Ltd. 3,800 139,809
419,549
Communications Equipment -
0 .2%
Nokia OYJ 26,240 130,917
Construction & Engineering -
0 .1%
Taisei Corp. 400 21,719

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
191 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
WSP Global, Inc. 307 $ 54,310
76,029
Construction Materials -
0 .1%
James Hardie Industries plc, CHDI* 2,583 61,151
Consumer Staples Distribution & Retail -
2 .1%
Carrefour SA 7,400 114,360
Jeronimo Martins SGPS SA 3,956 95,876
Loblaw Cos. Ltd. 963 156,026
Tesco plc 95,694 473,823
Woolworths Group Ltd. 15,723 317,606
1,157,691
Containers & Packaging -
0 .2%
SIG Group AG(a) 4,325 83,737
Diversified Consumer Services -
0 .3%
Pearson plc 8,589 137,266
Diversified Telecommunication Services -
1 .9%
BCE, Inc. 3,526 78,454
Deutsche Telekom AG (Registered) 13,858 497,797
Nippon Telegraph & Telephone Corp. 92,200 96,505
Swisscom AG (Registered)(a) 348 232,918
Telefonica SA 6,744 34,636
TELUS Corp. 6,724 103,296
1,043,606
Electric Utilities -
2 .1%
EDP SA 44,710 176,664
Enel SpA 33,333 289,641
Iberdrola SA 26,568 480,048
Terna - Rete Elettrica Nazionale 19,106 190,430
1,136,783
Electrical Equipment -
2 .6%
Legrand SA 389 42,583
Mitsubishi Electric Corp. 5,100 98,700
Schneider Electric SE 2,972 689,874
Siemens Energy AG* 5,350 410,752
Vestas Wind Systems A/S 14,165 188,264
1,430,173
Electronic Equipment, Instruments & Components -
0 .5%
Celestica, Inc.* 1,168 99,466
Murata Manufacturing Co. Ltd. 10,900 169,185
268,651
Energy Equipment & Services -
0 .1%
Tenaris SA 1,701 28,395
Entertainment -
0 .0% (c)
Toho Co. Ltd. 300 17,162
Investments Shares Value
Financial Services -
0 .3%
Edenred SE 3,464 $ 107,814
Mitsubishi HC Capital, Inc. 10,200 71,974
179,788
Food Products -
1 .6%
Ajinomoto Co., Inc. 1,800 36,798
Nestle SA (Registered)(a) 7,503 801,111
837,909
Gas Utilities -
0 .1%
Hong Kong & China Gas Co. Ltd. 82,000 73,914
Ground Transportation -
1 .4%
Canadian National Railway Co. 5,309 513,143
Canadian Pacific Kansas City Ltd. 2,132 154,548
MTR Corp. Ltd. 22,500 77,759
745,450
Health Care Equipment & Supplies -
1 .9%
Alcon AG 164 15,898
BioMerieux 574 77,451
Koninklijke Philips NV* 11,234 284,904
Olympus Corp. 8,700 113,782
Siemens Healthineers AG(b) 3,915 210,859
Sonova Holding AG (Registered) 717 221,099
Sysmex Corp. 6,900 128,262
1,052,255
Hotels, Restaurants & Leisure -
1 .3%
Amadeus IT Group SA 6,293 494,884
Galaxy Entertainment Group Ltd. 14,000 50,911
Oriental Land Co. Ltd. 4,100 87,180
Sands China Ltd.* 32,800 59,131
692,106
Household Durables -
1 .2%
Sekisui House Ltd. 5,400 124,022
Sony Group Corp. 20,500 541,962
665,984
Household Products -
0 .9%
Henkel AG & Co. KGaA (Preference) 2,296 178,522
Reckitt Benckiser Group plc 4,715 304,689
483,211
Independent Power and Renewable Electricity Producers
-
0 .3%
EDP Renovaveis SA 4,510 42,321
Orsted A/S*(a)(b) 2,275 90,717
133,038
Industrial Conglomerates -
2 .4%
Hitachi Ltd. 27,300 673,313
Siemens AG (Registered) 2,808 644,623
1,317,936
Industrial REITs -
0 .3%
Segro plc, REIT 18,163 165,116

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 192
Investments Shares Value
COMMON STOCKS (continued)
Insurance -
7 .5%
AIA Group Ltd. 32,800 $ 245,745
Allianz SE (Registered) 2,214 916,354
Aviva plc 36,797 275,239
AXA SA* 13,919 657,738
Legal & General Group plc 21,853 68,448
Manulife Financial Corp. 18,060 552,404
MS&AD Insurance Group Holdings,
Inc. 800 18,200
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered)* 307 209,948
QBE Insurance Group Ltd. 15,436 213,238
Sompo Holdings, Inc. 2,000 65,129
Swiss Re AG 1,086 195,262
Tokio Marine Holdings, Inc. 700 28,012
Zurich Insurance Group AG 881 624,392
4,070,109
Interactive Media & Services -
0 .3%
LY Corp. 36,900 139,643
IT Services -
2 .2%
Capgemini SE 1,640 260,718
CGI, Inc. 2,829 299,387
Fujitsu Ltd. 23,300 514,710
Nomura Research Institute Ltd. 2,600 98,284
1,173,099
Leisure Products -
0 .3%
Shimano, Inc.(a) 1,000 141,510
Life Sciences Tools & Services -
0 .0% (c)
Lonza Group AG (Registered) 20 14,326
Machinery -
1 .9%
Atlas Copco AB, Class A(a) 10,229 158,925
Epiroc AB, Class A 5,391 116,708
GEA Group AG 2,132 138,869
Komatsu Ltd. 6,100 175,379
Kone OYJ, Class B 2,255 139,704
Kubota Corp.(a) 700 8,112
SKF AB, Class B 4,756 93,469
Spirax Group plc 984 77,217
Volvo AB, Class B 1,332 36,266
Weir Group plc (The) 594 17,836
Yaskawa Electric Corp. 3,300 69,799
1,032,284
Media -
0 .7%
Publicis Groupe SA 2,439 247,476
WPP plc 13,243 101,922
349,398
Metals & Mining -
2 .7%
Anglo American plc 9,983 270,553
Barrick Gold Corp. 1,209 23,011
Investments Shares Value
Metals & Mining
(continued)
Fortescue Ltd. 15,313 $ 158,630
Kinross Gold Corp. 16,543 243,720
Northern Star Resources Ltd. 20,090 246,551
Wheaton Precious Metals Corp. 6,150 512,507
1,454,972
Multi-Utilities -
0 .3%
National Grid plc 11,869 171,693
Office REITs -
0 .1%
Gecina SA, REIT 676 69,544
Oil, Gas & Consumable Fuels -
4 .7%
Enbridge, Inc. 14,760 688,900
ENEOS Holdings, Inc. 38,900 187,055
Neste OYJ 5,453 56,755
Pembina Pipeline Corp. 7,011 267,487
Repsol SA 14,145 173,818
Shell plc 23,247 757,800
TC Energy Corp. 1,209 60,962
TotalEnergies SE 6,150 357,660
2,550,437
Personal Care Products -
1 .7%
Kao Corp. 6,400 274,010
L'Oreal SA* 1,435 631,289
905,299
Pharmaceuticals -
8 .3%
Astellas Pharma, Inc. 10,900 109,084
AstraZeneca plc 5,186 743,122
Daiichi Sankyo Co. Ltd. 7,600 194,156
GSK plc 20,459 405,398
Novartis AG (Registered) 6,478 739,363
Novo Nordisk A/S, Class B 11,746 778,421
Roche Holding AG 389 127,481
Sanofi SA 6,416 699,436
Takeda Pharmaceutical Co. Ltd. 14,100 428,318
Teva Pharmaceutical Industries Ltd.* 11,787 177,661
UCB SA 492 90,128
4,492,568
Professional Services -
2 .5%
Computershare Ltd. 881 22,954
Recruit Holdings Co. Ltd. 3,900 217,147
RELX plc 12,833 697,126
Wolters Kluwer NV 2,357 416,500
1,353,727
Real Estate Management & Development -
0 .6%
Daiwa House Industry Co. Ltd. 7,200 260,207
Mitsubishi Estate Co. Ltd. 3,500 61,466
321,673
Retail REITs -
0 .8%
CapitaLand Integrated Commercial
Trust, REIT 69,700 114,770
Scentre Group, REIT 72,611 168,186

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
193 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Unibail-Rodamco-Westfield, REIT 1,681 $ 142,398
425,354
Semiconductors & Semiconductor Equipment -
2 .1%
Advantest Corp. 3,700 152,083
ASML Holding NV 1,209 800,548
Tokyo Electron Ltd. 1,200 178,561
1,131,192
Software -
2 .8%
Open Text Corp. 3,731 100,804
SAP SE 4,284 1,243,269
Xero Ltd.* 1,558 163,679
1,507,752
Specialty Retail -
1 .4%
Fast Retailing Co. Ltd. 500 164,680
Industria de Diseno Textil SA(a) 9,983 536,088
ZOZO, Inc.(a) 6,100 62,180
762,948
Technology Hardware, Storage & Peripherals -
0 .6%
Canon, Inc.(a) 11,300 348,887
Textiles, Apparel & Luxury Goods -
1 .7%
Cie Financiere Richemont SA
(Registered) 594 104,993
Hermes International SCA 107 290,823
Kering SA 1,025 207,796
LVMH Moet Hennessy Louis Vuitton
SE 533 295,613
899,225
Trading Companies & Distributors -
1 .3%
Bunzl plc 3,833 120,314
ITOCHU Corp.(a) 11,800 602,409
722,723
Transportation Infrastructure -
1 .1%
Aena SME SA(b) 533 134,144
Getlink SE 4,264 80,850
Transurban Group 42,476 383,485
598,479
Water Utilities -
0 .3%
Severn Trent plc 3,792 141,313
Wireless Telecommunication Services -
1 .4%
SoftBank Corp. 354,600 536,723
Vodafone Group plc 247,496 242,183
778,906
Total Common Stocks
(Cost $46,521,921) 53,105,620
Investments
Number
of Rights Value
RIGHTS - 0 .0% (c)
Independent Power and Renewable Electricity Producers - 0.0%(c)
EDP Renovaveis SA, expiring
5/7/2025, price 1.00 EUR*(a)
(Cost $–) 4,400 450
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .1% (d)
REPURCHASE AGREEMENTS - 1 .1%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$610,168, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $620,309
(Cost $610,094) $610,094 $ 610,094
Total Investments - 99.3%
(Cost $47,132,015) 53,716,164
Other assets less liabilities - 0.7% 388,919
NET ASSETS - 100.0% $54,105,083
* Non-income producing security.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan at
April 30, 2025 was $4,477,682, collateralized in the form
of cash with a value of $610,094 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$2,578,090 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from May 8, 2025
– February 15, 2055 and $1,567,397 of collateral in the
form of Foreign Government Fixed Income Securities,
interest rates ranging from 0.00% – 5.75%, and maturity
dates ranging from June 12, 2025 – June 30, 2120; a
total value of $4,755,581.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $610,094.
Percentages shown are based on Net Assets.
Abbreviations
CHDI — Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA — Dutch Certification
OYJ — Public Limited Company

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 194
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,408,116
Aggregate gross unrealized depreciation (2,899,782)
Net unrealized appreciation $ 6,508,334
Federal income tax cost $ 47,195,857
Futures Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE E-Mini Index 7 06/20/2025 USD $ 873,145 $ 9,429
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 73,291 Bank of Montreal USD 51,148 06/18/2025 $ 2,043
JPY 7,835,000 JPMorgan Chase Bank NA USD 53,379 06/18/2025 1,846
Total unrealized appreciation $ 3,889
JPY 10,443,000 BNP Paribas SA USD 73,718 06/18/2025 $ (109)
USD 43,420 Bank of Montreal AUD 69,070 06/18/2025 (798)
USD 69,628 Citigroup Global Markets, Inc. CHF 60,857 06/18/2025 (4,871)
USD 19,159 Bank of Montreal EUR 17,606 06/18/2025 (915)
USD 64,139 JPMorgan Chase Bank NA EUR 59,000 06/18/2025 (3,132)
USD 43,963 Bank of Montreal GBP 34,011 06/18/2025 (1,474)
USD 20,238 Bank of Montreal HKD 157,028 06/18/2025 (25)
USD 110,008 JPMorgan Chase Bank NA JPY 16,389,000 06/18/2025 (5,511)
USD 146,891 Morgan Stanley JPY 21,542,090 06/18/2025 (4,950)
USD 24,133 Bank of Montreal NOK 257,473 06/18/2025 (696)
USD 20,614 Morgan Stanley NZD 36,099 06/18/2025 (840)
USD 38,607 Morgan Stanley SEK 390,201 06/18/2025 (1,970)
Total unrealized depreciation $ (25,291)
Net unrealized depreciation $ (21,402)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
195 FLEXSHARES SEMIANNUAL REPORT
Abbreviations: (continued)
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — US Dollar
FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 6 .3%
Belgium 0 .7
Canada 10 .8
Denmark 2 .7
Finland 0 .6
France 11 .1
Germany 10 .6
Hong Kong 2 .0
Ireland 0 .4
Israel 0 .3
Italy 1 .2
Japan 18 .6
Netherlands 4 .4
New Zealand 0 .3
Portugal 0 .6
Singapore 0 .3
Spain 4 .1
Sweden 1 .5
Switzerland 7 .8
United Kingdom 13 .9
Other
1
1 .8
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .2%
Rights 0 .0
†
Securities Lending Reinvestments 1 .1
Others
(1)
0 .7
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 196
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .1%
Building Products -
0 .5%
Simpson Manufacturing Co., Inc. 82,790 $ 12,723,995
UFP Industries, Inc. 116,880 11,553,588
24,277,583
Chemicals -
18 .2%
CF Industries Holdings, Inc. 900,950 70,607,451
Corteva, Inc. 3,659,805 226,871,312
FMC Corp.(a) 577,095 24,191,822
ICL Group Ltd. 5,863,480 38,895,978
K+S AG (Registered) 1,224,805 21,343,914
Mosaic Co. (The) 1,555,965 47,301,336
Nutrien Ltd.(a) 4,236,900 241,398,704
PhosAgro PJSC‡ 308,581 —
PI Industries Ltd. 606,315 26,124,644
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 3,409,000 7,510,051
SABIC Agri-Nutrients Co. 1,928,520 50,746,467
Scotts Miracle-Gro Co. (The)(a) 202,105 10,182,050
UPL Ltd. 4,672,765 37,051,922
Yara International ASA 1,229,675 39,748,221
Yunnan Yuntianhua Co. Ltd., Class A 974,000 2,994,633
844,968,505
Containers & Packaging -
0 .2%
Klabin SA 2,678,500 8,766,843
Food Products -
10 .9%
Archer-Daniels-Midland Co.(a) 2,391,170 114,178,367
Bakkafrost P/F(a) 416,385 20,939,809
Bunge Global SA 715,890 56,354,861
Cal-Maine Foods, Inc.(a) 221,585 20,689,391
Charoen Pokphand Foods PCL,
NVDR 25,567,500 20,282,555
Charoen Pokphand Indonesia Tbk.
PT 57,466,000 16,374,348
Jiangxi Zhengbang Technology Co.
Ltd., Class A* 5,600,500 2,128,295
Mowi ASA 3,681,720 67,492,608
Muyuan Foods Co. Ltd., Class A 3,165,500 17,290,216
New Hope Liuhe Co. Ltd., Class A* 2,678,500 3,536,765
PPB Group Bhd. 5,357,000 15,444,051
QL Resources Bhd. 14,610,000 16,252,144
Salmar ASA 637,970 31,529,528
Tyson Foods, Inc., Class A 1,434,215 87,831,327
United Plantations Bhd. 2,435,000 12,933,998
503,258,263
Industrial Conglomerates -
1 .8%
Industries Qatar QSC 24,432,790 84,283,395
Metals & Mining -
29 .5%
Agnico Eagle Mines Ltd. 924,104 108,399,747
Alcoa Corp. 353,075 8,660,930
Investments Shares Value
Metals & Mining
(continued)
Anglo American plc 2,332,730 $ 63,220,139
Barrick Gold Corp.(a) 3,255,595 61,963,073
BHP Group Ltd.(a) 9,279,785 226,759,634
Boliden AB* 521,090 15,997,548
First Quantum Minerals Ltd.*(a) 1,312,465 17,587,582
Fortescue Ltd. 3,104,625 32,161,343
Franco-Nevada Corp. 357,945 61,391,986
Freeport-McMoRan, Inc.(a) 2,079,490 74,924,025
Glencore plc 18,786,025 61,326,054
GMK Norilskiy Nickel PAO*‡ 4,615,800 —
GMK Norilskiy Nickel PAO, ADR,
ADR*‡ 1,231,473 —
Gold Fields Ltd. 1,531,615 34,491,743
Grupo Mexico SAB de CV, Series B 5,472,298 28,486,701
Hindalco Industries Ltd. 2,734,505 20,218,190
Ivanhoe Mines Ltd., Class A*(a) 1,373,340 12,169,465
Kinross Gold Corp. 2,269,420 33,434,226
Korea Zinc Co. Ltd. 15,943 8,950,063
Newmont Corp. 1,614,405 85,046,855
Northern Star Resources Ltd.(a) 2,191,500 26,894,796
Rio Tinto plc 1,957,740 116,286,974
Royal Gold, Inc. 90,095 16,461,257
Saudi Arabian Mining Co.* 2,629,800 35,826,810
South32 Ltd.(a) 8,373,965 14,734,724
Southern Copper Corp.(a) 124,185 11,117,041
Teck Resources Ltd., Class B(a) 893,645 30,310,047
Vale SA 7,061,500 65,932,612
Vedanta Ltd. 2,878,170 14,281,195
Wheaton Precious Metals Corp.(a) 844,945 70,413,103
Zijin Mining Group Co. Ltd., Class A 2,678,500 6,439,198
1,363,887,061
Oil, Gas & Consumable Fuels -
28 .7%
BP plc 15,391,635 72,016,800
Cameco Corp.(a) 861,990 38,834,169
Canadian Natural Resources Ltd. 1,889,560 54,116,408
Cenovus Energy, Inc.(a) 1,305,160 15,335,370
Chevron Corp.(a) 978,870 133,185,052
China Petroleum & Chemical Corp.,
Class H 22,358,000 11,446,124
ConocoPhillips 742,675 66,187,196
Coterra Energy, Inc. 426,125 10,465,630
Devon Energy Corp. 392,035 11,921,784
Diamondback Energy, Inc. 119,315 15,750,773
Eni SpA 1,913,910 27,630,592
EOG Resources, Inc. 328,725 36,268,229
EQT Corp. 318,985 15,770,619
Equinor ASA 786,505 18,043,437
Expand Energy Corp.(a) 114,445 11,890,836
Exxon Mobil Corp. 2,086,795 220,428,156
Gazprom PJSC*‡ 15,937,700 —
Hess Corp. 165,580 21,368,099
Imperial Oil Ltd.(a) 160,710 10,819,100
LUKOIL PJSC‡ 214,305 —

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
197 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
LUKOIL PJSC, ADR, ADR*‡ 269,035 $ —
Novatek PJSC‡ 1,237,715 —
Occidental Petroleum Corp.(a) 409,080 16,121,843
Oil & Natural Gas Corp. Ltd. 4,003,140 11,582,909
PetroChina Co. Ltd., Class H 19,480,000 14,921,428
Petroleo Brasileiro SA (Preference) 4,626,500 24,507,849
Repsol SA 1,124,970 13,823,932
Rosneft Oil Co. PJSC‡ 2,926,433 —
Santos Ltd. 3,080,275 11,845,193
Saudi Arabian Oil Co.(b) 5,780,690 39,068,088
Shell plc 5,792,865 188,834,414
Suncor Energy, Inc.(a) 1,307,595 46,091,943
Tatneft PJSC‡ 2,021,036 —
Texas Pacific Land Corp.(a) 12,175 15,691,992
TotalEnergies SE 1,928,520 112,155,260
Tourmaline Oil Corp.(a) 340,900 15,029,907
Woodside Energy Group Ltd.(a) 1,969,915 26,141,735
1,327,294,867
Paper & Forest Products -
2 .8%
Canfor Corp.*(a) 150,970 1,439,423
Dexco SA 730,500 713,545
Mondi plc 1,156,625 17,503,763
Stella-Jones, Inc. 141,230 6,911,712
Stora Enso OYJ, Class R(a) 1,624,145 15,076,452
Suzano SA 1,948,000 17,231,752
Svenska Cellulosa AB SCA, Class
B(a) 1,495,090 19,423,195
UPM-Kymmene OYJ 1,431,780 37,955,070
West Fraser Timber Co. Ltd.(a) 160,710 11,875,530
128,130,442
Specialized REITs -
1 .0%
PotlatchDeltic Corp., REIT 155,840 5,982,698
Rayonier, Inc., REIT 241,065 5,896,450
Weyerhaeuser Co., REIT 1,390,385 36,024,875
47,904,023
Water Utilities -
5 .5%
Aguas Andinas SA, Class A 10,706,695 3,917,015
American States Water Co. 90,095 7,307,606
American Water Works Co., Inc. 465,085 68,372,146
Beijing Enterprises Water Group Ltd.
(a) 16,738,000 5,288,161
California Water Service Group 138,795 7,029,967
Chengdu Xingrong Environment Co.
Ltd., Class A 974,000 950,826
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 1,358,700 27,332,876
Cia de Saneamento de Minas Gerais
Copasa MG 730,500 2,766,439
Cia De Sanena Do Parana* 974,000 5,286,858
Essential Utilities, Inc. 611,185 25,138,039
Grandblue Environment Co. Ltd.,
Class A 243,500 777,827
Investments Shares Value
Water Utilities
(continued)
Guangdong Investment Ltd. 10,968,000 $ 8,882,231
Pennon Group plc 1,874,950 12,546,897
Severn Trent plc 1,059,225 39,473,111
United Utilities Group plc 2,590,840 39,018,096
254,088,095
Total Common Stocks
(Cost $4,586,878,258) 4,586,859,077
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .2% (c)
CERTIFICATES OF DEPOSIT - 0 .8%
Barclays Bank plc, New York
(SOFR + 0.22%), 4.58%,
7/30/2025(d) $ 1,000,000 1,000,279
(SOFR + 0.35%), 4.71%,
10/15/2025(d) 4,000,000 3,999,988
BNP Paribas, New York
(SOFR + 0.24%), 4.60%,
12/1/2025(d) 3,000,000 2,998,764
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.60%,
12/17/2025(d) 2,000,000 1,998,732
Cooperatieve Rabobank UA, London
4.71%, 7/3/2025 3,000,000 3,000,900
Credit Agricole CIB, New York
(SOFR + 0.21%), 4.57%,
5/1/2025(d) 1,000,000 1,000,000
(SOFR + 0.31%), 4.67%,
10/31/2025(d) 2,000,000 2,000,378
Credit Industriel et Commercial, New
York
(SOFR + 0.20%), 4.56%,
8/7/2025(d) 1,000,000 999,725
(SOFR + 0.28%), 4.64%,
10/28/2025(d) 2,000,000 1,999,502
Mitsubishi UFJ Trust & Banking
Corp., New York
(SOFR + 0.23%), 4.59%,
8/8/2025(d) 2,500,000 2,501,790
MUFG Bank Ltd., New York Branch
(SOFR + 0.19%), 4.55%,
9/8/2025(d) 2,000,000 1,999,172
Nordea Bank Abp, New York Branch
(SOFR + 0.32%), 4.68%,
7/18/2025(d) 4,000,000 4,000,776
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(d) 3,000,000 2,999,964
Societe Generale, New York
(SOFR + 0.34%), 4.56%,
6/17/2025(d) 1,000,000 1,000,170

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 198
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.56%,
10/1/2025(d) $ 2,000,000 $ 1,999,926
Sumitomo Mitsui Trust Bank Ltd.,
London
4.50%, 7/17/2025 3,000,000 2,971,530
Westpac Banking Corp., New York
(SOFR + 0.33%), 4.69%,
9/11/2025(d) 2,000,000 2,000,068
Total Certificates of Deposit
(Cost $38,471,613) 38,471,664
REPURCHASE AGREEMENTS - 2 .4%
BofA Securities, Inc.
4.78%, dated 4/30/2025, due
7/31/2025, repurchase price
$8,097,724, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 2.00% - 4.63%, maturing
6/30/2026 - 12/31/2031; total
market value $8,254,992 8,000,000 8,000,000
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$2,254,262, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $2,291,729 2,253,990 2,253,990
Citigroup Global Markets, Inc.
4.36%, dated 4/30/2025, due
5/1/2025, repurchase price
$27,003,270, collateralized by
various U.S. Treasury Securities,
ranging from 2.25% - 4.63%,
maturing 5/15/2027 - 11/30/2031;
total market value $27,128,849 27,000,000 27,000,000
MetLife, Inc.
4.37%, dated 4/30/2025, due
5/1/2025, repurchase price
$8,000,971, collateralized by
various U.S. Treasury Securities,
0.00%, 5/15/2046; ; total market
value $8,055,519 8,000,000 8,000,000
National Bank of Canada Financial Inc.
4.51%, dated 4/30/2025, due
5/1/2025, repurchase price
$14,001,754, collateralized by
various Common Stocks; total
market value $15,461,593 14,000,000 14,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$30,003,692, collateralized by
various Common Stocks; total
market value $33,060,571 $ 30,000,000 $ 30,000,000
TD Prime Services LLC
4.63%, dated 4/30/2025, due
6/4/2025, repurchase price
$5,022,507, collateralized by
various Common Stocks; total
market value $5,510,095 5,000,000 5,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$15,001,875, collateralized by
various Common Stocks; total
market value $16,728,283 15,000,000 15,000,000
Total Repurchase Agreements
(Cost $109,253,990) 109,253,990
Total Securities Lending Reinvestments
(Cost $147,725,603) 147,725,654
Total Investments - 102.3%
(Cost $4,734,603,861) 4,734,584,731
Liabilities in excess of other assets - (2.3%) (107,255,975)
NET ASSETS - 100.0% $4,627,328,756
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan at
April 30, 2025 was $272,985,800, collateralized in the
form of cash with a value of $147,722,608 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $111,054,179 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates
ranging from June 15, 2025 – February 15, 2055
and $32,682,612 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from June 12, 2025 – June 30, 2120; a total value of
$291,459,399.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $147,725,654.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
199 FLEXSHARES SEMIANNUAL REPORT
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2025.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 545,991,786
Aggregate gross unrealized depreciation (585,961,441)
Net unrealized depreciation $ (39,969,655)
Federal income tax cost $ 4,774,723,075
Futures Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
FTSE 100 Index 73 06/20/2025 GBP $ 8,252,916 $ (149,330)
FTSE/JSE Top 40 Index 20 06/19/2025 ZAR 915,176 36,085
Hang Seng Index 15 05/29/2025 HKD 2,136,060 5,366
MSCI Emerging Markets E-Mini Index 15 06/20/2025 USD 832,500 (12,043)
Russell 2000 E-Mini Index 97 06/20/2025 USD 9,553,530 (233,549)
S&P/TSX 60 Index 78 06/19/2025 CAD 16,884,095 361,815
SPI 200 Index 13 06/19/2025 AUD 1,693,139 48,933
$ 57,277
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
AUD 2,994,480 Bank of Montreal USD 1,882,435 06/18/2025 $ 34,573
CAD 3,463,539 Bank of Montreal USD 2,417,094 06/18/2025 96,523
GBP 2,297,860 Bank of Montreal USD 2,970,213 06/18/2025 99,586
INR
*
53,715,711 Citibank NA USD 611,931 06/18/2025 21,653
JPY 9,759,416 Morgan Stanley USD 66,547 06/18/2025 2,243
KRW
*
373,297,844 Citibank NA USD 258,225 06/18/2025 5,213
NOK 9,288,048 Bank of Montreal USD 870,559 06/18/2025 25,112
USD 219,568 UBS AG ZAR 4,060,000 06/18/2025 2,198
Total unrealized appreciation $ 287,101
USD 1,003,018 Bank of Montreal AUD 1,600,000 06/18/2025 $ (21,271)
USD 1,013,389 Citibank NA BRL
*
6,022,760 06/18/2025 (38,736)
USD 839,371 Bank of Montreal CAD 1,200,000 06/18/2025 (31,513)
USD 1,160,409 UBS AG GBP 900,000 06/18/2025 (41,936)
USD 2,612,977 Bank of Montreal HKD 20,274,345 06/18/2025 (3,244)
USD 72,493 JPMorgan Chase Bank NA JPY 10,800,000 06/18/2025 (3,632)
USD 412,082 UBS AG MXN 8,380,000 06/18/2025 (13,179)
USD 49,553 Morgan Stanley SEK 500,827 06/18/2025 (2,528)

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 200
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 739,505 Citibank NA TWD
*
24,180,000 06/18/2025 $ (19,650)
Total unrealized depreciation $ (175,689)
Net unrealized appreciation $ 111,412
*
Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krona
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand
FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 11 .2%
Austria 0 .4
Brazil 3 .3
Canada 17 .7
Chile 0 .1
China 1 .8
Faeroe Islands 0 .4
Finland 1 .1
France 2 .4
Germany 0 .5
Hong Kong 0 .2
India 2 .4
Indonesia 0 .4
Israel 0 .8
Italy 0 .6
Malaysia 1 .0
Mexico 0 .6
Norway 3 .4
Qatar 1 .8
Saudi Arabia 2 .7
South Africa 2 .1
South Korea 0 .2
Spain 0 .3
Sweden 0 .8
Thailand 0 .4
United Kingdom 7 .6
United States 34 .5
Zambia 0 .4
Other
1
0 .9
100.0%

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
201 FLEXSHARES SEMIANNUAL REPORT
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .1%
Securities Lending Reinvestments 3 .2
Others
(1)
( 2 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 202
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .0%
Air Freight & Logistics -
2 .6%
CTT-Correios de Portugal SA(a) 83,952 $ 741,510
Deutsche Post AG 1,254,528 53,492,437
International Distribution Services plc 814,968 3,992,812
Oesterreichische Post AG 41,184 1,392,773
PostNL NV(a) 532,224 543,598
Singapore Post Ltd. 1,900,800 829,789
Viettel Post Joint Stock Corp. 79,200 335,013
61,327,932
Chemicals -
0 .0% (b)
PureCycle Technologies, Inc.*(a) 53,856 361,374
Commercial Services & Supplies -
6 .9%
Ambipar Participacoes e
Empreendimentos SA, Class B* 59,300 1,277,882
Befesa SA(a)(c) 44,352 1,346,137
Casella Waste Systems, Inc., Class
A*(a) 19,800 2,325,510
China Everbright Environment Group
Ltd.(a) 4,752,000 2,199,915
Clean Harbors, Inc.* 16,632 3,558,250
Cleanaway Waste Management Ltd.
(a) 2,707,056 4,503,485
CoreCivic, Inc.*(a) 38,808 878,613
Daiei Kankyo Co. Ltd.(a) 49,100 1,004,788
Daiseki Co. Ltd. 79,260 2,028,176
GEO Group, Inc. (The)* 47,520 1,486,426
GFL Environmental, Inc. 449,064 22,408,294
Renewi plc 95,832 1,100,824
Republic Services, Inc., Class A 67,320 16,880,490
TRE Holdings Corp.(a) 79,200 855,076
Veralto Corp. 81,576 7,823,138
Waste Connections, Inc. 323,928 63,849,907
Waste Management, Inc. 120,384 28,092,810
161,619,721
Construction & Engineering -
0 .0% (b)
Envision Greenwise Holdings Ltd.*(a)
(c) 792,000 842,586
Diversified Telecommunication Services -
15 .3%
AST SpaceMobile, Inc., Class A*(a) 72,072 1,672,791
AT&T, Inc. 2,353,824 65,200,925
BCE, Inc.(a) 718,484 15,937,414
BT Group plc(a) 4,854,168 11,268,692
Cellnex Telecom SA(c) 372,240 15,080,846
China Tower Corp. Ltd., Class H(c) 3,168,000 4,591,837
Cogent Communications Holdings,
Inc.(a) 14,256 774,814
Deutsche Telekom AG (Registered) 2,736,360 98,293,608
Frontier Communications Parent,
Inc.* 79,992 2,899,710
GCI Liberty, Inc.*‡ 36,294 —
Investments Shares Value
Diversified Telecommunication Services
(continued)
Helios Towers plc* 859,320 $ 1,230,435
HKT Trust & HKT Ltd. 2,775,000 3,950,636
Infrastrutture Wireless Italiane SpA(c) 251,856 3,017,574
Iridium Communications, Inc. 36,432 879,104
KINX, Inc. 3,168 175,616
Koninklijke KPN NV 2,984,256 13,891,686
Lumen Technologies, Inc.* 309,672 1,096,239
Nippon Telegraph & Telephone Corp. 41,025,600 42,941,125
Quebecor, Inc., Class B(a) 123,552 3,382,854
Swisscom AG (Registered)(a) 19,008 12,722,117
Verizon Communications, Inc. 1,379,664 60,787,996
359,796,019
Electric Utilities -
13 .1%
American Electric Power Co., Inc. 175,032 18,962,967
Constellation Energy Corp. 102,960 23,005,382
Duke Energy Corp. 255,024 31,118,028
Enel SpA 4,519,944 39,275,226
Entergy Corp.(a) 139,392 11,593,233
Exelon Corp. 329,472 15,452,237
Iberdrola SA 3,423,024 61,849,393
NextEra Energy, Inc. 673,992 45,076,585
PG&E Corp. 877,536 14,496,895
Southern Co. (The)(a) 361,152 33,186,257
Xcel Energy, Inc.(a) 187,704 13,270,673
307,286,876
Gas Utilities -
0 .8%
AltaGas Ltd.(a) 180,576 5,333,744
APA Group(a) 708,840 3,728,191
Enagas SA(a) 121,176 1,896,774
Snam SpA(a) 1,171,368 6,737,656
17,696,365
Ground Transportation -
14 .5%
Aurizon Holdings Ltd. 2,117,808 4,146,543
Canadian National Railway Co. 719,928 69,584,875
Canadian Pacific Kansas City Ltd. 1,174,536 85,141,743
Central Japan Railway Co. 1,287,000 26,445,576
CSX Corp. 630,432 17,696,226
East Japan Railway Co. 1,425,600 30,942,636
Keisei Electric Railway Co. Ltd.(a) 633,600 6,567,426
Kyushu Railway Co. 200,600 5,168,291
MTR Corp. Ltd.(a) 1,980,000 6,842,818
Norfolk Southern Corp.(a) 74,448 16,680,074
Odakyu Electric Railway Co. Ltd.(a) 413,900 4,575,998
Rumo SA 1,504,800 5,156,520
Tobu Railway Co. Ltd. 237,600 4,335,900
Union Pacific Corp. 201,168 43,383,891
West Japan Railway Co.(a) 588,700 12,365,011
339,033,528
Health Care Providers & Services -
3 .9%
Acadia Healthcare Co., Inc.*(a) 23,760 555,984

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
203 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Bangkok Dusit Medical Services
PCL, NVDR 16,869,600 $ 12,120,054
Bumrungrad Hospital PCL, NVDR 871,200 4,303,188
Encompass Health Corp. 33,264 3,891,555
Fresenius SE & Co. KGaA* 517,968 24,611,845
HCA Healthcare, Inc.(a) 59,400 20,497,752
IHH Healthcare Bhd. 2,772,000 4,445,479
KPJ Healthcare Bhd. 2,534,400 1,691,558
Life Healthcare Group Holdings Ltd. 1,567,368 1,232,414
Ramsay Health Care Ltd.(a) 231,872 4,934,563
Rede D'Or Sao Luiz SA(c) 950,400 5,375,315
Select Medical Holdings Corp.(a) 38,016 693,412
Tenet Healthcare Corp.* 32,472 4,641,872
Universal Health Services, Inc.,
Class B 18,216 3,225,507
92,220,498
Independent Power and Renewable Electricity Producers
-
0 .6%
Vistra Corp. 112,464 14,578,708
IT Services -
0 .2%
Fastly, Inc., Class A* 30,096 173,052
NEXTDC Ltd.*(a) 514,800 3,896,740
SUNeVision Holdings Ltd. 504,000 419,204
4,488,996
Media -
2 .6%
Charter Communications, Inc., Class
A* 31,680 12,414,125
Comcast Corp., Class A 1,234,728 42,227,697
EchoStar Corp., Class A*(a) 46,728 1,050,445
Liberty Broadband Corp., Class C* 39,600 3,579,444
Sirius XM Holdings, Inc.(a) 77,616 1,662,535
60,934,246
Multi-Utilities -
8 .1%
Consolidated Edison, Inc. 115,632 13,037,508
Dominion Energy, Inc. 272,448 14,815,722
E.ON SE 1,304,424 22,857,423
Engie SA 1,088,208 22,495,217
National Grid plc 2,962,080 42,848,356
Public Service Enterprise Group, Inc. 164,736 13,167,349
Sempra(a) 211,464 15,705,431
Veolia Environnement SA 932,184 34,099,864
WEC Energy Group, Inc. 105,336 11,536,399
190,563,269
Oil, Gas & Consumable Fuels -
9 .1%
Antero Midstream Corp. 121,176 2,005,463
Cheniere Energy, Inc. 73,656 17,022,638
DT Midstream, Inc. 32,472 3,156,278
Enbridge, Inc. 1,264,824 59,033,666
Hess Midstream LP, Class A 36,432 1,354,177
Keyera Corp.(a) 132,264 4,097,283
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Kinder Morgan, Inc. 653,400 $ 17,184,420
Kinetik Holdings, Inc., Class A 12,672 523,860
Koninklijke Vopak NV 36,432 1,509,129
ONEOK, Inc. 204,336 16,788,246
Pembina Pipeline Corp.(a) 340,560 12,993,204
Santos Ltd. 1,859,616 7,151,151
South Bow Corp.(a) 121,176 2,987,072
Targa Resources Corp. 72,864 12,452,458
TC Energy Corp.(a) 602,712 30,390,857
Transneft PJSC (Preference)‡ 147,300 —
Williams Cos., Inc. (The) 401,544 23,518,432
212,168,334
Specialized REITs -
4 .5%
American Tower Corp., REIT 153,648 34,633,796
Crown Castle, Inc., REIT 140,976 14,909,622
Digital Core REIT Management Pte.
Ltd., REIT 792,000 396,000
Digital Realty Trust, Inc., REIT(a) 103,752 16,656,346
Equinix, Inc., REIT 32,306 27,807,390
Keppel DC REIT, REIT 1,504,805 2,489,376
SBA Communications Corp., Class
A, REIT 34,848 8,482,003
Uniti Group, Inc., REIT 76,032 374,077
105,748,610
Transportation Infrastructure -
7 .3%
Adani Ports & Special Economic
Zone Ltd. 1,264,032 18,201,073
Aena SME SA(c) 92,664 23,321,347
Airports of Thailand PCL, NVDR 5,227,200 5,985,343
Atlas Arteria Ltd.(a) 1,351,944 4,472,264
Auckland International Airport Ltd. 2,165,243 9,662,925
Bangkok Expressway & Metro PCL,
NVDR 11,167,200 1,972,354
CCR SA 1,346,400 3,198,693
China Merchants Port Holdings Co.
Ltd. 1,584,000 2,577,802
COSCO SHIPPING Ports Ltd. 1,584,000 821,138
Flughafen Zurich AG (Registered) 23,760 5,996,743
Gemadept Corp. 554,433 1,129,973
Getlink SE 392,832 7,448,484
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 316,800 3,504,463
Grupo Aeroportuario del Pacifico
SAB de CV, Class B 510,840 10,390,603
Grupo Aeroportuario del Sureste
SAB de CV, Class B 213,840 6,786,184
International Container Terminal
Services, Inc. 1,884,960 11,480,859
Japan Airport Terminal Co. Ltd.(a) 124,800 3,586,338
Jiangsu Expressway Co. Ltd., Class
H 1,584,000 1,971,140
Promotora y Operadora de
Infraestructura SAB de CV 245,520 2,750,827
Qube Holdings Ltd.(a) 2,321,352 5,881,856
Santos Brasil Participacoes SA 633,600 1,515,340

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 204
Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Shenzhen International Holdings Ltd.
(a) 1,584,000 $ 1,623,893
Transurban Group(a) 3,886,344 35,087,015
Westports Holdings Bhd. 1,188,000 1,170,104
170,536,761
Water Utilities -
2 .7%
Aguas Andinas SA, Class A 3,602,016 1,317,788
American States Water Co. 12,672 1,027,826
American Water Works Co., Inc. 64,152 9,430,985
Beijing Enterprises Water Group Ltd.
(a) 6,336,000 2,001,779
California Water Service Group 16,632 842,411
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 554,400 11,152,827
Cia de Saneamento de Minas Gerais
Copasa MG 237,600 899,803
Cia De Sanena Do Parana
(Preference)* 1,267,200 1,360,896
Essential Utilities, Inc. 84,744 3,485,521
Guangdong Investment Ltd. 3,168,000 2,565,546
Middlesex Water Co.(a) 7,128 449,919
Pennon Group plc 609,840 4,080,962
Severn Trent plc 334,224 12,455,202
SJW Group 9,504 539,257
United Utilities Group plc 848,232 12,774,389
64,385,111
Wireless Telecommunication Services -
6 .8%
Bharti Airtel Ltd. 1,876,248 41,407,542
KDDI Corp. 2,217,600 39,232,428
SoftBank Group Corp. 799,400 40,149,338
T-Mobile US, Inc. 154,440 38,138,958
158,928,266
Total Common Stocks
(Cost $2,027,125,123) 2,322,517,200
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 3 .4% (d)
REPURCHASE AGREEMENTS - 3 .4%
BofA Securities, Inc.
4.78%, dated 4/30/2025, due
7/31/2025, repurchase price
$2,024,431, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 2.00% - 4.63%, maturing
6/30/2026 - 12/31/2031; total
market value $2,063,748 $ 2,000,000 2,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$14,552,661, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $14,794,535 $ 14,550,903 $ 14,550,903
Citigroup Global Markets, Inc.
4.36%, dated 4/30/2025, due
5/1/2025, repurchase price
$35,004,239, collateralized by
various U.S. Treasury Securities,
ranging from 2.25% - 4.63%,
maturing 5/15/2027 - 11/30/2031;
total market value $35,167,026 35,000,000 35,000,000
National Bank of Canada Financial Inc.
4.51%, dated 4/30/2025, due
5/1/2025, repurchase price
$20,002,506, collateralized by
various Common Stocks; total
market value $22,087,990 20,000,000 20,000,000
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$4,000,492, collateralized by
various Common Stocks; total
market value $4,407,979 4,000,000 4,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$4,000,500, collateralized by
various Common Stocks; total
market value $4,460,875 4,000,000 4,000,000
79,550,903
Total Securities Lending Reinvestments
(Cost $79,550,903) 79,550,903
Total Investments - 102.4%
(Cost $2,106,676,026) 2,402,068,103
Liabilities in excess of other assets - (2.4%) (57,057,816)
NET ASSETS - 100.0% $2,345,010,287
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
205 FLEXSHARES SEMIANNUAL REPORT
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $129,429,593, collateralized in
the form of cash with a value of $79,550,903 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $36,286,203 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from May 8, 2025 – February 15, 2055 and $19,385,446
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from June 12, 2025
– June 30, 2120; a total value of $135,222,552.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $79,550,903.
Percentages shown are based on Net Assets.
Abbreviations
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 397,744,989
Aggregate gross unrealized depreciation (127,481,145)
Net unrealized appreciation $ 270,263,844
Federal income tax cost $ 2,132,135,914
Futures Contracts
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
FTSE 100 Index 67 06/20/2025 GBP $ 7,574,594 $ 10,526
S&P 500 E-Mini Index 19 06/20/2025 USD 5,307,650 48,900
S&P/TSX 60 Index 29 06/19/2025 CAD 6,277,420 177,726
SPI 200 Index 26 06/19/2025 AUD 3,386,278 128,990
TOPIX Index 4 06/12/2025 JPY 747,196 25,091
$ 391,233
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 1,189,231 JPMorgan Chase Bank NA JPY 177,172,000 06/18/2025 $ (59,578)
Net unrealized depreciation $ (59,578)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 206
FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 3 .1%
Austria 0 .1
Brazil 1 .3
Canada 13 .3
Chile 0 .1
China 0 .8
France 2 .7
Germany 8 .5
Hong Kong 0 .5
India 2 .5
Italy 2 .1
Japan 9 .4
Malaysia 0 .3
Mexico 1 .0
Netherlands 0 .7
New Zealand 0 .4
Philippines 0 .5
Portugal 0 .0
†
Singapore 0 .2
South Africa 0 .0
†
South Korea 0 .0
†
Spain 4 .4
Switzerland 0 .8
Thailand 1 .0
United Kingdom 3 .8
United States 41 .4
Vietnam 0 .1
Other
1
1 .0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .0%
Securities Lending Reinvestments 3 .4
Others
(1)
( 2 .4 )
100 .0%
(1)
Includes any other net assets/(liabilities).

207 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Global Quality Real Estate Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
97 .9%
Capital Markets -
0 .1%
HMC Capital Ltd., REIT(a) 155,584 $ 483,815
Diversified REITs -
6 .7%
Alexander & Baldwin, Inc., REIT 59,631 1,024,461
American Assets Trust, Inc., REIT 46,189 865,120
British Land Co. plc (The), REIT 571,857 3,004,905
Broadstone Net Lease, Inc., REIT 109,109 1,765,384
Charter Hall Group, REIT 271,986 2,941,111
Covivio SA, REIT 7,007 392,685
Empire State Realty Trust, Inc., Class
A, REIT(a) 116,402 828,782
Essential Properties Realty Trust,
Inc., REIT(a) 101,101 3,252,419
KDX Realty Investment Corp.,
REIT(a) 2,359 2,457,567
LondonMetric Property plc, REIT 1,172,600 3,011,883
Mapletree Pan Asia Commercial
Trust, REIT 1,401,400 1,309,419
Mori Trust Reit, Inc., REIT 2,288 1,016,960
NIPPON REIT Investment Corp.,
REIT(a) 1,859 1,086,936
Reit 1 Ltd., REIT 183,326 952,134
Stockland, REIT 429,000 1,506,981
Suntec REIT, REIT 1,329,900 1,171,314
Tokyu REIT, Inc., REIT(a) 913 1,144,450
27,732,511
Financial Services -
0 .4%
HA Sustainable Infrastructure Capital,
Inc.(a) 66,066 1,650,329
Health Care REITs -
6 .5%
CareTrust REIT, Inc., REIT 107,250 3,139,207
Healthpeak Properties, Inc., REIT 402,831 7,186,505
LTC Properties, Inc., REIT(a) 32,032 1,148,988
National Health Investors, Inc.,
REIT(a) 26,026 1,969,387
Parkway Life REIT, REIT 386,100 1,250,826
Sabra Health Care REIT, Inc.,
REIT(a) 135,993 2,427,475
Welltower, Inc., REIT(a) 64,922 9,906,448
27,028,836
Hotel & Resort REITs -
2 .7%
Apple Hospitality REIT, Inc., REIT(a) 130,273 1,533,313
CDL Hospitality Trusts, REIT 185,900 113,189
Far East Hospitality Trust, REIT 200,200 83,564
Host Hotels & Resorts, Inc., REIT 402,402 5,681,916
Park Hotels & Resorts, Inc., REIT(a) 118,690 1,179,779
RLJ Lodging Trust, REIT(a) 112,398 787,910
Sunstone Hotel Investors, Inc., REIT 110,968 925,473
Xenia Hotels & Resorts, Inc., REIT(a) 75,790 809,437
11,114,581
Investments Shares Value
Industrial REITs -
4 .5%
AIMS APAC REIT, REIT 100,100 $ 94,297
First Industrial Realty Trust, Inc.,
REIT 75,647 3,599,284
Goodman Group, REIT 40,326 773,562
Innovative Industrial Properties, Inc.,
REIT 16,588 900,894
Mitsubishi Estate Logistics REIT
Investment Corp., REIT(a) 1,167 953,955
Montea NV, REIT 13,498 981,546
Prologis, Inc., REIT 109,824 11,224,013
18,527,551
Office REITs -
3 .7%
Cousins Properties, Inc., REIT(a) 96,096 2,646,484
Highwoods Properties, Inc., REIT 61,633 1,752,842
Ichigo Office REIT Investment Corp.,
REIT(a) 1,664 972,922
Kilroy Realty Corp., REIT(a) 63,921 2,014,151
Orix JREIT, Inc., REIT 1,519 1,914,724
Piedmont Office Realty Trust, Inc.,
Class A, REIT(a) 133,276 787,661
SL Green Realty Corp., REIT(a) 37,323 1,963,563
Vornado Realty Trust, REIT(a) 93,522 3,299,456
15,351,803
Real Estate Management & Development -
16 .9%
Aeon Mall Co. Ltd. 81,300 1,561,708
Airport City Ltd.*(a) 59,345 881,601
Allreal Holding AG (Registered) 8,580 1,898,198
Amot Investments Ltd. 190,190 1,005,030
Aroundtown SA*(a) 446,732 1,331,511
Azrieli Group Ltd. 14,443 1,050,963
Big Shopping Centers Ltd.* 9,295 1,356,045
Capitaland India Trust 1,258,400 939,680
City Developments Ltd. 297,500 1,132,400
CK Asset Holdings Ltd. 1,107,000 4,532,380
CTP NV(a)(b) 74,074 1,391,044
Daito Trust Construction Co. Ltd. 33,700 3,747,069
Hang Lung Group Ltd. 754,000 1,083,157
Henderson Land Development Co.
Ltd. 307,000 870,956
Hufvudstaden AB, Class A 91,806 1,118,436
Hulic Co. Ltd. 266,300 2,782,671
Ichigo, Inc. 357,500 962,423
Intershop Holding AG 1,099 180,815
Israel Canada T.R Ltd.(a) 220,935 718,833
Katitas Co. Ltd.(a) 68,300 989,258
Kerry Properties Ltd. 535,000 1,257,005
Kojamo OYJ*(a) 110,396 1,286,300
Mega Or Holdings Ltd., REIT 29,029 985,170
Melisron Ltd. 15,158 1,287,517
Mivne Real Estate KD Ltd. 374,660 1,093,387
Mobimo Holding AG (Registered) 4,147 1,607,325
Nomura Real Estate Holdings, Inc. 318,000 1,888,069

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 208
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
PSP Swiss Property AG (Registered) 26,312 $ 4,703,660
Sino Land Co. Ltd. 2,336,954 2,404,850
Sirius Real Estate Ltd., REIT(a) 959,530 1,184,880
Sumitomo Realty & Development Co.
Ltd.(a) 178,300 6,625,000
Sun Hung Kai Properties Ltd. 841,000 7,987,369
Swire Properties Ltd. 663,000 1,465,411
Tokyo Tatemono Co. Ltd. 107,200 1,919,439
Tokyu Fudosan Holdings Corp. 328,900 2,295,890
UOL Group Ltd. 300,300 1,327,051
VGP NV(a) 10,010 926,240
Zug Estates Holding AG, Class B(a) 60 154,792
69,933,533
Residential REITs -
16 .9%
American Homes 4 Rent, Class A,
REIT 190,619 7,127,245
AvalonBay Communities, Inc.,
REIT(a) 81,796 17,175,524
Boardwalk REIT, REIT 22,594 1,063,372
Camden Property Trust, REIT 61,347 6,981,289
Centerspace, REIT(a) 14,586 880,411
Equity Residential, REIT 196,482 13,804,825
Independence Realty Trust, Inc.,
REIT(a) 129,844 2,522,869
Killam Apartment REIT, REIT(a) 82,082 1,035,161
Mid-America Apartment
Communities, Inc., REIT(a) 67,210 10,730,077
NexPoint Residential Trust, Inc.,
REIT 24,882 927,601
UDR, Inc., REIT(a) 180,323 7,551,927
69,800,301
Retail REITs -
21 .7%
Acadia Realty Trust, REIT 68,354 1,305,561
Agree Realty Corp., REIT(a) 59,488 4,616,864
BWP Trust, REIT 481,338 1,102,583
CapitaLand China Trust, REIT 214,500 113,353
CapitaLand Integrated Commercial
Trust, REIT 3,360,500 5,533,488
Carmila SA, REIT* 56,199 1,224,022
Choice Properties REIT, REIT(a) 114,972 1,215,226
CT REIT, REIT(a) 88,660 953,161
Eurocommercial Properties NV, REIT 41,327 1,195,602
First Capital REIT, REIT(a) 88,517 1,094,527
Fukuoka REIT Corp., REIT 900 986,189
Getty Realty Corp., REIT(a) 36,751 1,028,661
InvenTrust Properties Corp., REIT(a) 44,044 1,227,066
Japan Metropolitan Fund Invest,
REIT 4,086 2,724,191
Kimco Realty Corp., REIT 388,245 7,757,135
Kite Realty Group Trust, REIT 126,841 2,746,108
Klepierre SA, REIT 124,124 4,548,998
Mercialys SA, REIT* 80,938 1,083,834
NNN REIT, Inc., REIT 105,248 4,326,745
Investments Shares Value
Retail REITs
(continued)
PARAGON REIT, REIT 185,900 $ 139,528
Realty Income Corp., REIT(a) 19,305 1,116,987
Regency Centers Corp., REIT 99,099 7,152,966
Retail Estates NV, REIT 2,095 153,844
Shaftesbury Capital plc, REIT 850,421 1,542,562
Simon Property Group, Inc., REIT 128,700 20,254,806
SITE Centers Corp., REIT(a) 64,493 763,597
SmartCentres REIT, REIT(a) 59,917 1,105,686
Starhill Global REIT, REIT 271,700 103,003
Tanger, Inc., REIT(a) 63,349 1,996,127
Unibail-Rodamco-Westfield, REIT 69,641 5,899,332
Urban Edge Properties, REIT(a) 71,500 1,292,005
Vicinity Ltd., REIT(a) 2,234,518 3,374,225
89,677,982
Specialized REITs -
17 .8%
American Tower Corp., REIT 46,189 10,411,463
Big Yellow Group plc, REIT 107,536 1,444,977
CubeSmart, REIT 128,986 5,245,861
Digital Realty Trust, Inc., REIT 52,910 8,494,171
EPR Properties, REIT(a) 43,758 2,165,583
Equinix, Inc., REIT 15,015 12,924,161
Four Corners Property Trust, Inc.,
REIT(a) 55,198 1,542,784
Lamar Advertising Co., Class A,
REIT(a) 39,325 4,475,578
National Storage Affiliates Trust,
REIT(a) 41,613 1,548,004
National Storage REIT, REIT(a) 827,678 1,218,057
Public Storage, REIT 8,294 2,491,766
Safestore Holdings plc, REIT 150,722 1,267,305
Shurgard Self Storage Ltd., REIT 29,744 1,234,119
VICI Properties, Inc., Class A, REIT 605,891 19,400,630
73,864,459
Total Common Stocks
(Cost $391,116,640) 405,165,701
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 9 .7% (c)
REPURCHASE AGREEMENTS - 9 .7%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$10,308,520, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $10,479,854 $ 10,307,275 10,307,275

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
209 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.
4.36%, dated 4/30/2025, due
5/1/2025, repurchase price
$15,001,817, collateralized by
various U.S. Treasury Securities,
ranging from 2.25% - 4.63%,
maturing 5/15/2027 - 11/30/2031;
total market value $15,071,583 $ 15,000,000 $ 15,000,000
National Bank of Canada Financial Inc.
4.51%, dated 4/30/2025, due
5/1/2025, repurchase price
$7,000,877, collateralized by
various Common Stocks; total
market value $7,730,797 7,000,000 7,000,000
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$4,000,492, collateralized by
various Common Stocks; total
market value $4,407,978 4,000,000 4,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$4,000,500, collateralized by
various Common Stocks; total
market value $4,460,875 4,000,000 4,000,000
40,307,275
Total Securities Lending Reinvestments
(Cost $40,307,275) 40,307,275
Total Investments - 107.6%
(Cost $431,423,915) 445,472,976
Liabilities in excess of other assets - (7.6%) (31,530,569)
NET ASSETS - 100.0% $413,942,407
* Non-income producing security.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $74,774,762, collateralized in
the form of cash with a value of $40,307,275 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $32,757,186 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from May 8, 2025 – February 15, 2055 and $3,567,072
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from June 12, 2025
– June 30, 2120; a total value of $76,631,533.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $40,307,275.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 29,698,595
Aggregate gross unrealized depreciation (17,993,391)
Net unrealized appreciation $ 11,705,204
Federal income tax cost $ 433,660,849
Futures Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
EURO STOXX 50 Index 14 06/20/2025 EUR $ 812,754 $ (26,530)
S&P Midcap 400 E-Mini Index 19 06/20/2025 USD 5,429,820 (141,827)
SPI 200 Index 18 06/19/2025 AUD 2,344,346 82,558
TOPIX Mini Index 1 06/12/2025 JPY 18,680 67
$ (85,732)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 210
Forward Foreign Currency Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 29,093,000 Morgan Stanley USD 198,379 06/18/2025 $ 6,685
Total unrealized appreciation $ 6,685
USD 21,599 Bank of Montreal AUD 34,359 06/18/2025 $ (397)
USD 62,996 Bank of Montreal CAD 90,270 06/18/2025 (2,516)
USD 15,622 Bank of Montreal EUR 14,355 06/18/2025 (746)
USD 30,658 Goldman Sachs & Co. ILS 111,846 06/18/2025 (117)
USD 318,834 JPMorgan Chase Bank NA JPY 47,500,000 06/18/2025 (15,973)
USD 47,296 BNP Paribas SA SGD 62,894 06/18/2025 (1,004)
USD 277,028 JPMorgan Chase Bank NA SGD 370,000 06/18/2025 (7,123)
Total unrealized depreciation $ (27,876)
Net unrealized depreciation $ (21,191)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
ILS — Israeli Shekel
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 2 .7%
Belgium 0 .8
Canada 1 .6
Finland 0 .3
France 3 .2
Germany 0 .3
Hong Kong 4 .7
Israel 2 .3
Japan 8 .7
Netherlands 0 .6
Singapore 3 .2
Sweden 0 .3
Switzerland 2 .1
United Kingdom 2 .8
United States 64 .3
Other
1
2 .1
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 97 .9%
Securities Lending Reinvestments 9 .7
Others
(1)
( 7 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

211 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Real Assets Allocation Index Fund
April 30, 2025 (Unaudited)
The underlying index of the
FlexShares®
Real Assets Allocation Index
Fund is comprised of securities of affiliated
FlexShares®
Funds. The
Schedules of Investments of the affiliated
FlexShares®
Funds are
located elsewhere in this Report.
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.7%
FlexShares® Global Quality Real
Estate Index Fund(a) 48,969 $ 2,833,346
FlexShares® Morningstar Global
Upstream Natural Resources
Index Fund(a) 18,477 698,616
FlexShares® STOXX® Global
Broad Infrastructure Index
Fund(a) 59,589 3,521,114
Total Exchange Traded Funds
(Cost $7,312,136) 7,053,076
Total Investments - 99.7%
(Cost $7,312,136) 7,053,076
Other assets less liabilities - 0.3% 19,792
NET ASSETS - 100.0% $7,072,868
(a)
Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both
the Fund and the affiliated Funds.
Percentages shown are based on Net Assets.
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 66,079
Aggregate gross unrealized depreciation (326,234)
Net unrealized depreciation $ (260,155)
Federal income tax cost $ 7,313,231
Investment in a company which was affiliated for the period ended April 30, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
April 30, 2025
Value
April 30, 2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Loss
FlexShares® Global
Quality Real
Estate Index
Fund $ 3,143,386 $ 477,399 $ 660,994 48,969 $ 2,833,346 $ (92,964) $ 71,867 $ (33,481)
FlexShares®
Morningstar
Global
Upstream
Natural
Resources
Index Fund 793,413 110,889 165,569 18,477 698,616 (32,154) 11,619 (7,963)
FlexShares®
STOXX®
Global Broad
Infrastructure
Index Fund 3,955,335 464,007 982,993 59,589 3,521,114 85,694 63,041 (929)
$7,892,134 $1,052,295 $1,809,556 127,035 $7,053,076 $(39,424) $146,527 $(42,373)
Security Type % of Net Assets
Exchange Traded Funds 99 .7%
Others
(1)
0 .3
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 212
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Quality Dividend Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .4%
Aerospace & Defense -
0 .6%
Lockheed Martin Corp. 20,613 $ 9,847,861
Banks -
3 .1%
Bank of America Corp. 31,744 1,265,951
Cullen/Frost Bankers, Inc. 65,536 7,632,978
JPMorgan Chase & Co. 106,496 26,051,051
Popular, Inc. 91,136 8,696,197
Truist Financial Corp. 236,544 9,069,097
52,715,274
Biotechnology -
4 .5%
AbbVie, Inc. 284,672 55,539,507
Gilead Sciences, Inc. 200,704 21,383,004
76,922,511
Broadline Retail -
0 .9%
Dillard's, Inc., Class A(a) 15,519 5,379,817
eBay, Inc. 150,528 10,259,988
15,639,805
Building Products -
0 .8%
Trane Technologies plc 35,918 13,767,729
Capital Markets -
3 .0%
Bank of New York Mellon Corp. (The) 130,048 10,457,160
Blue Owl Capital Corp.(a) 620,848 8,698,081
Invesco Ltd. 521,216 7,260,539
Morgan Stanley 133,120 15,364,710
Virtu Financial, Inc., Class A 252,928 9,902,131
51,682,621
Chemicals -
0 .6%
Cabot Corp. 21,511 1,689,474
Olin Corp. 108,544 2,346,721
Scotts Miracle-Gro Co. (The) 124,928 6,293,873
10,330,068
Commercial Services & Supplies -
0 .4%
Cintas Corp. 33,792 7,153,091
Construction & Engineering -
0 .1%
EMCOR Group, Inc. 4,096 1,641,267
Construction Materials -
0 .1%
Eagle Materials, Inc.(a) 5,120 1,159,117
Consumer Finance -
0 .9%
Ally Financial, Inc.(a) 243,712 7,959,634
OneMain Holdings, Inc.(a) 162,816 7,663,749
Synchrony Financial 10,240 531,968
16,155,351
Consumer Staples Distribution & Retail -
0 .6%
Costco Wholesale Corp. 5,321 5,291,735
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
Walmart, Inc. 52,224 $ 5,078,784
10,370,519
Distributors -
0 .4%
Pool Corp.(a) 22,473 6,587,735
Diversified Consumer Services -
0 .2%
H&R Block, Inc.(a) 53,248 3,214,582
Diversified Telecommunication Services -
0 .3%
Iridium Communications, Inc.(a) 197,632 4,768,860
Electric Utilities -
1 .5%
Duke Energy Corp. 5,120 624,742
Edison International 72,704 3,890,391
Evergy, Inc.(a) 146,432 10,118,451
NRG Energy, Inc.(a) 4,096 448,840
OGE Energy Corp. 221,184 10,037,330
25,119,754
Energy Equipment & Services -
0 .9%
ChampionX Corp.(a) 280,576 6,770,299
Schlumberger NV 267,264 8,886,528
Weatherford International plc 12,288 508,723
16,165,550
Entertainment -
0 .5%
Electronic Arts, Inc. 63,488 9,211,474
Financial Services -
2 .4%
Fidelity National Information
Services, Inc. 122,880 9,692,775
Mastercard, Inc., Class A 10,240 5,612,134
Radian Group, Inc. 262,144 8,372,879
Visa, Inc., Class A(a) 27,648 9,552,384
Western Union Co. (The)(a) 857,088 8,493,742
41,723,914
Food Products -
0 .6%
Cal-Maine Foods, Inc.(a) 102,400 9,561,088
Gas Utilities -
0 .7%
MDU Resources Group, Inc.(a) 141,312 2,422,088
UGI Corp.(a) 291,840 9,569,433
11,991,521
Ground Transportation -
1 .2%
Old Dominion Freight Line, Inc. 1,024 156,959
Union Pacific Corp. 97,280 20,979,405
21,136,364
Health Care Equipment & Supplies -
0 .6%
ResMed, Inc. 43,008 10,175,263
Health Care Providers & Services -
0 .3%
UnitedHealth Group, Inc. 11,264 4,634,460

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
213 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Hotel & Resort REITs -
0 .5%
Host Hotels & Resorts, Inc., REIT 561,152 $ 7,923,466
Hotels, Restaurants & Leisure -
1 .7%
Booking Holdings, Inc. 3,127 15,945,449
Domino's Pizza, Inc. 7,168 3,514,972
Las Vegas Sands Corp.(a) 223,232 8,185,917
Marriott International, Inc., Class A(a) 3,072 732,918
Wyndham Hotels & Resorts, Inc.(a) 8,192 698,778
29,078,034
Household Durables -
0 .5%
Installed Building Products, Inc.(a) 50,176 8,320,686
Household Products -
3 .3%
Colgate-Palmolive Co. 30,720 2,832,077
Procter & Gamble Co. (The) 324,608 52,771,522
55,603,599
Industrial Conglomerates -
0 .7%
3M Co. 89,088 12,375,214
Insurance -
3 .3%
Aflac, Inc. 99,328 10,794,967
MetLife, Inc. 122,880 9,261,465
Old Republic International Corp. 266,240 10,010,624
Principal Financial Group, Inc. 84,992 6,302,157
Prudential Financial, Inc. 95,232 9,781,279
Willis Towers Watson plc(a) 31,750 9,772,650
55,923,142
Interactive Media & Services -
5 .3%
Alphabet, Inc., Class A 137,216 21,789,901
Alphabet, Inc., Class C 111,616 17,957,898
Meta Platforms, Inc., Class A 90,884 49,895,316
89,643,115
IT Services -
2 .3%
Accenture plc, Class A 99,435 29,745,980
Amdocs Ltd. 101,376 8,979,886
38,725,866
Machinery -
2 .3%
Caterpillar, Inc. 60,342 18,661,970
Illinois Tool Works, Inc.(a) 48,128 11,546,389
Parker-Hannifin Corp. 1,142 690,979
Snap-on, Inc.(a) 26,683 8,373,392
39,272,730
Marine Transportation -
0 .2%
Matson, Inc.(a) 28,672 3,127,828
Media -
0 .5%
Nexstar Media Group, Inc., Class A 61,440 9,195,110
Mortgage Real Estate Investment Trusts (REITs) -
0 .5%
Starwood Property Trust, Inc.(a) 470,016 9,019,607
Investments Shares Value
Multi-Utilities -
1 .1%
Dominion Energy, Inc. 195,584 $ 10,635,858
WEC Energy Group, Inc. 68,608 7,513,948
18,149,806
Office REITs -
0 .5%
Kilroy Realty Corp., REIT(a) 273,408 8,615,086
Oil, Gas & Consumable Fuels -
4 .1%
Chevron Corp.(a) 2,048 278,651
ConocoPhillips 209,920 18,708,070
Devon Energy Corp. 287,744 8,750,295
DT Midstream, Inc. 92,160 8,957,952
EOG Resources, Inc.(a) 92,160 10,168,013
Exxon Mobil Corp. 60,416 6,381,742
Marathon Petroleum Corp.(a) 61,440 8,442,470
Scorpio Tankers, Inc. 10,240 385,946
Valero Energy Corp.(a) 69,632 8,083,579
70,156,718
Paper & Forest Products -
0 .1%
Louisiana-Pacific Corp. 16,384 1,414,103
Pharmaceuticals -
5 .4%
Bristol-Myers Squibb Co. 327,680 16,449,536
Johnson & Johnson 356,352 55,701,381
Merck & Co., Inc. 92,160 7,852,032
Zoetis, Inc. 74,752 11,691,213
91,694,162
Professional Services -
3 .2%
Automatic Data Processing, Inc. 65,536 19,700,122
Booz Allen Hamilton Holding Corp. 18,432 2,212,209
Broadridge Financial Solutions, Inc. 24,576 5,957,222
Leidos Holdings, Inc. 30,720 4,521,370
Paychex, Inc.(a) 73,728 10,846,863
Paycom Software, Inc. 34,816 7,881,994
Robert Half, Inc.(a) 93,184 4,128,051
55,247,831
Residential REITs -
2 .6%
AvalonBay Communities, Inc.,
REIT(a) 47,104 9,890,898
Camden Property Trust, REIT 77,824 8,856,371
Equity Residential, REIT 140,288 9,856,635
Essex Property Trust, Inc., REIT(a) 17,408 4,859,443
Mid-America Apartment
Communities, Inc., REIT(a) 63,488 10,135,859
43,599,206
Retail REITs -
0 .3%
Brixmor Property Group, Inc.,
REIT(a) 217,088 5,407,662
Semiconductors & Semiconductor Equipment -
10 .3%
Broadcom, Inc. 101,376 19,511,839
KLA Corp. 21,504 15,110,646
Lam Research Corp. 211,968 15,191,747
NVIDIA Corp. 758,784 82,646,753

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 214
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
NXP Semiconductors NV 49,152 $ 9,059,205
QUALCOMM, Inc. 179,200 26,604,032
Skyworks Solutions, Inc.(a) 111,616 7,174,676
175,298,898
Software -
7 .5%
Bentley Systems, Inc., Class B(a) 189,440 8,144,026
Gen Digital, Inc. 350,208 9,059,881
Intuit, Inc. 45,056 28,271,288
Microsoft Corp. 204,800 80,949,248
Oracle Corp. 2,048 288,195
Salesforce, Inc. 4,096 1,100,636
127,813,274
Specialized REITs -
1 .7%
CubeSmart, REIT 233,472 9,495,306
Lamar Advertising Co., Class A,
REIT(a) 72,704 8,274,442
Public Storage, REIT 36,864 11,075,052
28,844,800
Specialty Retail -
2 .0%
Bath & Body Works, Inc.(a) 129,024 3,936,522
Home Depot, Inc. (The) 9,180 3,309,298
Lowe's Cos., Inc. 86,016 19,229,737
TJX Cos., Inc. (The) 2,048 263,537
Williams-Sonoma, Inc. 47,104 7,276,155
34,015,249
Technology Hardware, Storage & Peripherals -
8 .5%
Apple, Inc. 659,456 140,134,400
NetApp, Inc.(a) 50,176 4,503,296
144,637,696
Textiles, Apparel & Luxury Goods -
1 .9%
Kontoor Brands, Inc. 108,544 6,528,922
NIKE, Inc., Class B(a) 192,512 10,857,677
Ralph Lauren Corp. 33,792 7,601,510
Tapestry, Inc. 110,592 7,813,325
32,801,434
Tobacco -
3 .3%
Altria Group, Inc. 276,480 16,353,792
Philip Morris International, Inc. 233,472 40,007,762
56,361,554
Trading Companies & Distributors -
0 .6%
Fastenal Co. 131,072 10,612,900
Total Common Stocks
(Cost $1,419,351,979) 1,694,554,555
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 7 .9% (b)
CERTIFICATES OF DEPOSIT - 0 .6%
Barclays Bank plc, New York
(SOFR + 0.35%), 4.71%,
10/15/2025(c) $ 1,000,000 $ 999,997
BNP Paribas, New York
(SOFR + 0.24%), 4.60%,
12/1/2025(c) 1,000,000 999,588
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.60%,
12/17/2025(c) 1,000,000 999,366
Cooperatieve Rabobank UA, London
4.71%, 7/3/2025 1,000,000 1,000,300
Credit Agricole CIB, New York
(SOFR + 0.31%), 4.67%,
10/31/2025(c) 1,000,000 1,000,189
MUFG Bank Ltd., New York Branch
(SOFR + 0.19%), 4.55%,
9/8/2025(c) 1,000,000 999,586
Nordea Bank Abp, New York Branch
(SOFR + 0.32%), 4.68%,
7/18/2025(c) 1,000,000 1,000,194
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(c) 1,000,000 999,988
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.56%,
10/1/2025(c) 1,000,000 999,963
Sumitomo Mitsui Trust Bank Ltd.,
London
4.50%, 7/17/2025 2,000,000 1,981,020
Westpac Banking Corp., New York
(SOFR + 0.33%), 4.69%,
9/11/2025(c) 1,000,000 1,000,034
Total Certificates of Deposit
(Cost $11,980,967) 11,980,225
REPURCHASE AGREEMENTS - 7 .3%
BofA Securities, Inc.
4.78%, dated 4/30/2025, due
7/31/2025, repurchase price
$8,097,724, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 2.00% - 4.63%, maturing
6/30/2026 - 12/31/2031; total
market value $8,254,992 8,000,000 8,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
215 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$47,666,272, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $48,458,514 $ 47,660,513 $ 47,660,513
Citigroup Global Markets, Inc.
4.36%, dated 4/30/2025, due
5/1/2025, repurchase price
$36,004,360, collateralized by
various U.S. Treasury Securities,
ranging from 2.25% - 4.63%,
maturing 5/15/2027 - 11/30/2031;
total market value $36,171,798 36,000,000 36,000,000
National Bank of Canada Financial Inc.
4.51%, dated 4/30/2025, due
5/1/2025, repurchase price
$7,000,877, collateralized by
various Common Stocks; total
market value $7,730,797 7,000,000 7,000,000
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$11,001,354, collateralized by
various Common Stocks; total
market value $12,122,230 11,000,000 11,000,000
TD Prime Services LLC
4.63%, dated 4/30/2025, due
6/4/2025, repurchase price
$2,009,003, collateralized by
various Common Stocks; total
market value $2,204,042 2,000,000 2,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$12,001,500, collateralized by
various Common Stocks; total
market value $13,382,627 12,000,000 12,000,000
Total Repurchase Agreements
(Cost $123,660,513) 123,660,513
Total Securities Lending Reinvestments
(Cost $135,641,480) 135,640,738
Total Investments - 107.3%
(Cost $1,554,993,459) 1,830,195,293
Liabilities in excess of other assets - (7.3%) (125,077,302)
NET ASSETS - 100.0% $1,705,117,991
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan at
April 30, 2025 was $179,878,682, collateralized in the
form of cash with a value of $135,638,019 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $42,721,600 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from May 8, 2025 – February 15, 2055 and $6,244,758
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from August 4, 2025
– June 30, 2120; a total value of $184,604,377.
(b) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $135,640,738.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2025.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 368,499,348
Aggregate gross unrealized depreciation (93,770,736)
Net unrealized appreciation $ 274,728,612
Federal income tax cost $ 1,555,476,874

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 216
Futures Contracts
FlexShares
®
Quality Dividend Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 30 06/20/2025 USD $ 8,380,500 $ 7,900
S&P Midcap 400 E-Mini Index 8 06/20/2025 USD 2,286,240 2,293
$ 10,193
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .4%
Securities Lending Reinvestments 7 .9
Others
(1)
( 7 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

217 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Quality Dividend Defensive Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .0%
Aerospace & Defense -
0 .9%
Lockheed Martin Corp. 7,888 $ 3,768,492
Air Freight & Logistics -
0 .9%
CH Robinson Worldwide, Inc. 21,808 1,945,710
Expeditors International of
Washington, Inc. 14,384 1,580,945
3,526,655
Banks -
3 .5%
Bank of America Corp. 5,104 203,547
Cullen/Frost Bankers, Inc. 14,848 1,729,347
JPMorgan Chase & Co. 25,752 6,299,454
Popular, Inc. 20,416 1,948,095
Truist Financial Corp. 53,128 2,036,928
UMB Financial Corp. 18,560 1,755,219
13,972,590
Biotechnology -
5 .1%
AbbVie, Inc. 63,800 12,447,380
Amgen, Inc. 10,904 3,172,192
Gilead Sciences, Inc. 45,008 4,795,152
20,414,724
Broadline Retail -
0 .9%
Dillard's, Inc., Class A(a) 3,480 1,206,377
eBay, Inc. 33,640 2,292,902
3,499,279
Building Products -
1 .4%
Carlisle Cos., Inc.(a) 4,872 1,848,827
Masco Corp. 11,832 717,137
Trane Technologies plc 8,120 3,112,477
5,678,441
Capital Markets -
1 .6%
Bank of New York Mellon Corp. (The) 29,000 2,331,890
Blue Owl Capital Corp.(a) 136,920 1,918,249
Virtu Financial, Inc., Class A 56,608 2,216,203
6,466,342
Commercial Services & Supplies -
0 .2%
Rollins, Inc. 10,208 583,183
Communications Equipment -
0 .7%
Motorola Solutions, Inc. 6,264 2,758,603
Construction & Engineering -
0 .5%
EMCOR Group, Inc. 5,104 2,045,173
Consumer Finance -
0 .4%
OneMain Holdings, Inc. 37,584 1,769,079
Consumer Staples Distribution & Retail -
0 .6%
Costco Wholesale Corp. 1,160 1,153,620
Investments Shares Value
Consumer Staples Distribution & Retail
(continued)
Walmart, Inc. 11,832 $ 1,150,662
2,304,282
Containers & Packaging -
0 .5%
Avery Dennison Corp. 10,904 1,865,783
Distributors -
0 .4%
Pool Corp. 6,032 1,768,221
Diversified Consumer Services -
0 .6%
H&R Block, Inc. 41,296 2,493,040
Diversified Telecommunication Services -
0 .7%
Iridium Communications, Inc.(a) 65,888 1,589,878
Verizon Communications, Inc. 30,856 1,359,515
2,949,393
Electric Utilities -
3 .1%
Duke Energy Corp. 28,072 3,425,345
Evergy, Inc. 32,944 2,276,430
Exelon Corp. 43,152 2,023,829
OGE Energy Corp. 48,720 2,210,914
PPL Corp. 66,816 2,438,784
12,375,302
Entertainment -
0 .5%
Electronic Arts, Inc. 14,384 2,086,975
Financial Services -
1 .9%
Fidelity National Information
Services, Inc. 27,376 2,159,419
Mastercard, Inc., Class A 2,320 1,271,499
Visa, Inc., Class A(a) 6,264 2,164,212
Western Union Co. (The)(a) 195,344 1,935,859
7,530,989
Food Products -
1 .2%
Cal-Maine Foods, Inc. 23,432 2,187,846
General Mills, Inc. 29,232 1,658,623
Kellanova 12,992 1,075,348
4,921,817
Gas Utilities -
0 .9%
MDU Resources Group, Inc.(a) 124,352 2,131,393
National Fuel Gas Co. 17,400 1,335,972
3,467,365
Ground Transportation -
0 .4%
Landstar System, Inc. 11,368 1,525,017
Health Care Equipment & Supplies -
0 .6%
ResMed, Inc. 10,208 2,415,111
Health Care Providers & Services -
1 .3%
Chemed Corp. 1,392 809,462
McKesson Corp. 4,640 3,307,345

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 218
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
UnitedHealth Group, Inc. 2,552 $ 1,049,995
5,166,802
Hotels, Restaurants & Leisure -
1 .8%
Domino's Pizza, Inc. 4,640 2,275,317
Las Vegas Sands Corp. 39,440 1,446,265
Wendy's Co. (The)(a) 75,632 945,400
Yum! Brands, Inc. 16,472 2,478,047
7,145,029
Household Products -
4 .0%
Colgate-Palmolive Co. 9,744 898,299
Kimberly-Clark Corp. 17,864 2,354,118
Procter & Gamble Co. (The) 77,720 12,634,941
15,887,358
Industrial Conglomerates -
0 .7%
3M Co. 19,952 2,771,532
Insurance -
3 .8%
Aflac, Inc. 23,664 2,571,803
American Financial Group, Inc. 17,400 2,203,884
Assurant, Inc. 9,744 1,878,059
MetLife, Inc. 26,216 1,975,900
Old Republic International Corp. 58,696 2,206,970
Unum Group(a) 29,696 2,306,191
Willis Towers Watson plc(a) 7,192 2,213,698
15,356,505
Interactive Media & Services -
5 .1%
Alphabet, Inc., Class A 32,248 5,120,982
Alphabet, Inc., Class C 25,984 4,180,566
Meta Platforms, Inc., Class A 19,952 10,953,648
20,255,196
IT Services -
2 .5%
Amdocs Ltd. 23,896 2,116,708
International Business Machines
Corp. 33,176 8,022,620
10,139,328
Leisure Products -
0 .5%
Hasbro, Inc. 35,032 2,168,481
Machinery -
1 .6%
Allison Transmission Holdings, Inc. 14,848 1,369,580
Illinois Tool Works, Inc. 10,672 2,560,319
Otis Worldwide Corp. 23,432 2,255,799
6,185,698
Metals & Mining -
0 .7%
Royal Gold, Inc. 14,384 2,628,101
Mortgage Real Estate Investment Trusts (REITs) -
0 .5%
Starwood Property Trust, Inc.(a) 106,488 2,043,505
Investments Shares Value
Multi-Utilities -
1 .9%
Consolidated Edison, Inc. 23,664 $ 2,668,116
Dominion Energy, Inc. 43,384 2,359,222
WEC Energy Group, Inc. 22,504 2,464,638
7,491,976
Office REITs -
0 .5%
Kilroy Realty Corp., REIT(a) 61,016 1,922,614
Oil, Gas & Consumable Fuels -
1 .3%
Chevron Corp. 464 63,132
DT Midstream, Inc. 21,112 2,052,086
Exxon Mobil Corp. 13,456 1,421,357
Scorpio Tankers, Inc. 48,256 1,818,769
5,355,344
Pharmaceuticals -
6 .1%
Bristol-Myers Squibb Co. 73,080 3,668,616
Johnson & Johnson 80,272 12,547,316
Merck & Co., Inc. 91,408 7,787,962
Zoetis, Inc. 2,320 362,848
24,366,742
Professional Services -
3 .5%
Automatic Data Processing, Inc. 14,616 4,393,570
Booz Allen Hamilton Holding Corp. 18,328 2,199,726
Leidos Holdings, Inc. 16,936 2,492,640
Paychex, Inc. 16,472 2,423,361
Verisk Analytics, Inc. 8,120 2,407,012
13,916,309
Residential REITs -
2 .7%
AvalonBay Communities, Inc.,
REIT(a) 10,672 2,240,906
Camden Property Trust, REIT 17,632 2,006,522
Equity Residential, REIT 31,784 2,233,144
Essex Property Trust, Inc., REIT 7,656 2,137,172
Mid-America Apartment
Communities, Inc., REIT(a) 13,920 2,222,328
10,840,072
Semiconductors & Semiconductor Equipment -
8 .0%
Broadcom, Inc. 22,736 4,375,998
KLA Corp. 4,872 3,423,506
NVIDIA Corp. 167,272 18,219,266
QUALCOMM, Inc. 40,136 5,958,590
31,977,360
Software -
7 .1%
Bentley Systems, Inc., Class B(a) 45,472 1,954,841
Gen Digital, Inc. 79,808 2,064,633
Intuit, Inc. 7,656 4,803,910
Microsoft Corp. 48,256 19,073,667
Oracle Corp. 1,160 163,235
Salesforce, Inc. 1,624 436,385
28,496,671
Specialized REITs -
1 .8%
CubeSmart, REIT 51,968 2,113,539

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
219 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Specialized REITs
(continued)
Public Storage, REIT 8,352 $ 2,509,191
SBA Communications Corp., REIT 9,976 2,428,158
7,050,888
Specialty Retail -
2 .7%
Home Depot, Inc. (The) 2,088 752,703
Lowe's Cos., Inc. 20,648 4,616,067
TJX Cos., Inc. (The) 40,832 5,254,262
10,623,032
Technology Hardware, Storage & Peripherals -
7 .2%
Apple, Inc. 136,184 28,939,100
Textiles, Apparel & Luxury Goods -
1 .0%
Kontoor Brands, Inc. 24,824 1,493,164
NIKE, Inc., Class B(a) 43,616 2,459,942
3,953,106
Tobacco -
3 .3%
Altria Group, Inc. 61,944 3,663,988
Philip Morris International, Inc. 56,144 9,620,836
13,284,824
Trading Companies & Distributors -
0 .7%
Fastenal Co. 29,232 2,366,915
MSC Industrial Direct Co., Inc., Class
A 4,872 372,611
2,739,526
Wireless Telecommunication Services -
1 .2%
T-Mobile US, Inc. 19,024 4,697,977
Total Common Stocks
(Cost $330,672,903) 395,588,932
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 4 .1% (b)
REPURCHASE AGREEMENTS - 4 .1%
BofA Securities, Inc.
4.78%, dated 4/30/2025, due
7/31/2025, repurchase price
$1,012,216, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 2.00% - 4.63%, maturing
6/30/2026 - 12/31/2031; total
market value $1,031,874 $ 1,000,000 1,000,000
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$2,481,085, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $2,522,323 2,480,786 2,480,786
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.
4.36%, dated 4/30/2025, due
5/1/2025, repurchase price
$10,001,211, collateralized by
various U.S. Treasury Securities,
ranging from 2.25% - 4.63%,
maturing 5/15/2027 - 11/30/2031;
total market value $10,047,722 $ 10,000,000 $ 10,000,000
National Bank of Canada Financial Inc.
4.51%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,000,125, collateralized by
various Common Stocks; total
market value $1,104,400 1,000,000 1,000,000
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,000,123, collateralized by
various Common Stocks; total
market value $1,101,995 1,000,000 1,000,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$1,000,125, collateralized by
various Common Stocks; total
market value $1,115,219 1,000,000 1,000,000
16,480,786
Total Securities Lending Reinvestments
(Cost $16,480,786) 16,480,786
Total Investments - 103.1%
(Cost $347,153,689) 412,069,718
Liabilities in excess of other assets - (3.1%) (12,463,330)
NET ASSETS - 100.0% $399,606,388
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $21,460,544, collateralized in
the form of cash with a value of $16,480,786 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $4,504,629 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
May 8, 2025 – February 15, 2055 and $1,090,915 of
collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
4.75%, and maturity dates ranging from August 4, 2025
– June 30, 2120; a total value of $22,076,330.
(b) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $16,480,786.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 220
Abbreviations
REIT — Real Estate Investment Trust
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 80,597,542
Aggregate gross unrealized depreciation (15,746,596)
Net unrealized appreciation $ 64,850,946
Federal income tax cost $ 347,186,200
Futures Contracts
FlexShares
®
Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Depreciation *
Long Contracts
S&P 500 E-Mini Index 8 06/20/2025 USD $ 2,234,800 $ (15,682)
S&P 500 Micro E-Mini Index 65 06/20/2025 USD 1,815,775 (16,890)
$ (32,572)
* This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .0%
Securities Lending Reinvestments 4 .1
Others
(1)
( 3 .1 )
100 .0%
(1)
Includes any other net assets/(liabilities).

221 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
International Quality Dividend Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
97 .7%
Air Freight & Logistics -
1 .1%
Deutsche Post AG 62,857 $ 2,680,191
Sinotrans Ltd., Class H 9,994,000 4,343,144
7,023,335
Automobile Components -
0 .2%
Magna International, Inc. 33,927 1,176,503
Automobiles -
1 .9%
Bayerische Motoren Werke AG 21,566 1,821,476
Dr Ing hc F Porsche AG (Preference)
(a) 16,832 843,608
Hero MotoCorp Ltd. 20,777 941,268
Honda Motor Co. Ltd. 157,800 1,607,427
Isuzu Motors Ltd. 105,200 1,420,834
Kia Corp. 14,991 953,350
Mercedes-Benz Group AG 41,028 2,447,126
Stellantis NV 135,182 1,250,859
Subaru Corp. 33,000 599,779
Yadea Group Holdings Ltd.(a)(b) 526,000 952,331
12,838,058
Banks -
18 .2%
Bancolombia SA (Preference) 139,916 1,437,592
Bank Leumi Le-Israel BM 73,903 1,048,925
Bank Polska Kasa Opieki SA* 110,723 5,542,477
Barclays plc 903,405 3,581,420
BNP Paribas SA 61,542 5,197,170
BOC Hong Kong Holdings Ltd. 1,495,000 6,207,719
Canara Bank 265,367 306,095
China Merchants Bank Co. Ltd.,
Class H 703,500 3,851,029
FinecoBank Banca Fineco SpA 274,046 5,471,880
Grupo Financiero Banorte SAB de
CV, Class O 683,800 5,886,793
Hang Seng Bank Ltd.(b) 114,100 1,593,489
HSBC Holdings plc 1,865,985 20,736,735
ING Bank Slaski SA* 6,575 572,279
ING Groep NV 194,094 3,753,907
Intesa Sanpaolo SpA 1,749,739 9,312,572
Japan Post Bank Co. Ltd. 26,300 269,380
KBC Group NV 61,805 5,695,019
Komercni Banka A/S 20,251 982,926
Mitsubishi UFJ Financial Group, Inc. 289,300 3,657,828
National Bank of Canada(b) 2,893 253,590
Nordea Bank Abp 190,149 2,631,649
Royal Bank of Canada 84,423 10,113,280
Santander Bank Polska SA 36,294 5,567,517
Sberbank of Russia PJSC‡ 1,227,390 —
Skandinaviska Enskilda Banken AB,
Class A(b) 344,793 5,449,895
Sumitomo Mitsui Financial Group,
Inc. 108,800 2,593,382
Swedbank AB, Class A 221,446 5,508,082
Investments Shares Value
Banks
(continued)
Toronto-Dominion Bank (The) 79,689 $ 5,082,027
122,304,657
Beverages -
0 .2%
Budweiser Brewing Co. APAC Ltd.
(a)(b) 1,236,100 1,310,269
Broadline Retail -
0 .8%
Alibaba Group Holding Ltd., ADR(b) 32,612 3,894,851
Next plc 8,679 1,429,360
5,324,211
Building Products -
0 .5%
Geberit AG (Registered)(b) 5,136 3,563,793
Capital Markets -
2 .6%
Brookfield Asset Management Ltd.,
Class A(b) 88,105 4,691,960
Daiwa Securities Group, Inc.(b) 210,400 1,377,984
IGM Financial, Inc. 153,592 4,871,400
Julius Baer Group Ltd. 24,722 1,601,703
Moscow Exchange MICEX-RTS
PJSC‡ 775,590 —
Partners Group Holding AG 2,783 3,642,369
Schroders plc 289,826 1,271,304
17,456,720
Chemicals -
1 .8%
BASF SE* 29,193 1,481,053
Evonik Industries AG 72,062 1,617,851
Fertiglobe plc 6,065,832 3,748,775
Nitto Denko Corp. 89,400 1,567,195
Shin-Etsu Chemical Co. Ltd. 125,200 3,800,589
12,215,463
Construction & Engineering -
0 .3%
Bouygues SA* 42,080 1,851,193
Consumer Staples Distribution & Retail -
0 .3%
Carrefour SA(b) 17,884 276,381
Coles Group Ltd. 140,442 1,906,868
2,183,249
Diversified Telecommunication Services -
3 .3%
BCE, Inc.(b) 66,539 1,480,493
Elisa OYJ 8,416 449,835
Emirates Integrated
Telecommunications Co. PJSC 2,296,253 5,438,913
Koninklijke KPN NV 741,660 3,452,421
Orange SA 156,485 2,274,251
Telenor ASA 266,682 4,016,965
Telia Co. AB(b) 473,926 1,776,320
Telstra Group Ltd. 576,759 1,664,367
TELUS Corp. 90,472 1,389,862
21,943,427

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 222
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities -
2 .7%
Emera, Inc.(b) 40,502 $ 1,819,409
Enel SpA 992,825 8,626,971
Fortum OYJ(b) 317,178 5,316,340
Origin Energy Ltd. 238,804 1,625,779
Power Grid Corp. of India Ltd. 254,584 926,472
18,314,971
Electrical Equipment -
0 .0% (c)
Schneider Electric SE 1,052 244,195
Electronic Equipment, Instruments & Components -
0 .1%
Largan Precision Co. Ltd. 5,000 353,313
Entertainment -
1 .4%
Nintendo Co. Ltd. 116,300 9,645,464
Financial Services -
2 .7%
Banca Mediolanum SpA 340,848 5,083,462
Chailease Holding Co. Ltd. 1,105,345 3,957,165
FirstRand Ltd. 116,246 453,769
ORIX Corp. 195,300 3,903,535
REC Ltd. 1,003,871 4,991,803
18,389,734
Food Products -
1 .9%
China Feihe Ltd.(a) 1,841,000 1,395,938
Nestle SA (Registered) 93,365 9,968,780
Want Want China Holdings Ltd. 2,104,000 1,381,016
12,745,734
Gas Utilities -
1 .9%
China Gas Holdings Ltd.(b) 5,575,600 5,047,353
ENN Energy Holdings Ltd. 103,500 821,492
Grupo Energia Bogota SA ESP 7,785,852 5,400,730
Hong Kong & China Gas Co. Ltd. 1,841,000 1,659,457
12,929,032
Ground Transportation -
0 .0% (c)
Canadian National Railway Co. 2,104 203,363
Health Care Equipment & Supplies -
0 .2%
Hoya Corp. 13,800 1,623,416
Hotels, Restaurants & Leisure -
1 .5%
Evolution AB*(a)(b) 43,921 3,070,176
OPAP SA(b) 275,624 6,131,586
Sodexo SA 14,991 952,593
10,154,355
Household Durables -
0 .7%
Nien Made Enterprise Co. Ltd. 332,023 4,059,062
Sony Group Corp. 19,700 520,813
4,579,875
Household Products -
0 .4%
Unilever Indonesia Tbk. PT 23,038,800 2,380,213
Investments Shares Value
Independent Power and Renewable Electricity Producers
-
0 .0%
Unipro PJSC*‡ 125,500,000 $ —
Industrial Conglomerates -
0 .9%
Astra International Tbk. PT 4,471,000 1,292,819
Hitachi Ltd. 157,800 3,891,898
Siemens AG (Registered) 4,997 1,147,145
6,331,862
Insurance -
2 .7%
Admiral Group plc 38,661 1,682,415
Allianz SE (Registered) 263 108,853
Aviva plc 261,685 1,957,383
BB Seguridade Participacoes SA 710,100 5,364,570
Manulife Financial Corp. 109,934 3,362,565
Powszechny Zaklad Ubezpieczen SA 364,518 5,700,226
18,176,012
Interactive Media & Services -
1 .0%
Tencent Holdings Ltd. 108,200 6,658,290
IT Services -
1 .2%
HCL Technologies Ltd. 204,351 3,791,501
Infosys Ltd. 65,224 1,158,122
Nomura Research Institute Ltd. 78,900 2,982,535
7,932,158
Leisure Products -
0 .0% (c)
Shimano, Inc.(b) 800 113,208
Machinery -
2 .1%
Komatsu Ltd. 61,700 1,773,918
Kone OYJ, Class B 94,154 5,833,111
VAT Group AG(a) 6,575 2,354,758
Weichai Power Co. Ltd., Class H(b) 2,155,000 4,224,019
14,185,806
Marine Transportation -
1 .4%
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 920,500 1,388,816
Kawasaki Kisen Kaisha Ltd.(b) 139,700 1,909,808
Kuehne + Nagel International AG
(Registered) 22,092 5,077,060
Orient Overseas International Ltd. 73,000 1,021,380
9,397,064
Media -
0 .4%
WPP plc 352,157 2,710,307
Metals & Mining -
5 .4%
BHP Group Ltd.(b) 608,056 14,858,378
China Hongqiao Group Ltd.(b) 3,156,000 5,681,427
Fortescue Ltd. 429,216 4,446,322
GMK Norilskiy Nickel PAO*‡ 1,631,500 —
Kumba Iron Ore Ltd.(b) 243,538 4,234,305
Rio Tinto plc 69,432 4,124,162
Severstal PAO‡ 58,985 —

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
223 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Vale SA 315,600 $ 2,946,730
36,291,324
Oil, Gas & Consumable Fuels -
6 .2%
Aker BP ASA 65,487 1,409,524
Alamtri Resources Indonesia Tbk. PT 35,294,600 4,039,743
Bharat Petroleum Corp. Ltd. 482,605 1,771,130
Canadian Natural Resources Ltd. 128,344 3,675,732
China Shenhua Energy Co. Ltd.,
Class H 1,129,500 4,253,085
Coal India Ltd. 246,168 1,122,684
Equinor ASA 118,087 2,709,068
Indian Oil Corp. Ltd. 816,878 1,332,976
PetroChina Co. Ltd., Class H 3,830,000 2,933,731
Petroleo Brasileiro SA (Preference) 289,300 1,532,502
Shell plc 58,912 1,920,399
TotalEnergies SE 82,056 4,772,059
Turkiye Petrol Rafinerileri A/S 300,872 975,533
United Tractors Tbk. PT 2,761,500 3,776,268
Var Energi ASA 1,438,610 3,963,480
Woodside Energy Group Ltd.(b) 123,084 1,633,385
41,821,299
Passenger Airlines -
0 .8%
Singapore Airlines Ltd. 1,052,000 5,406,234
Personal Care Products -
0 .8%
L'Oreal SA* 10,783 4,743,681
Unilever plc 8,942 568,407
5,312,088
Pharmaceuticals -
6 .5%
AstraZeneca plc 18,936 2,713,413
Chugai Pharmaceutical Co. Ltd. 26,300 1,515,421
Daiichi Sankyo Co. Ltd. 162,300 4,146,251
Novartis AG (Registered) 153,592 17,530,141
Novo Nordisk A/S, Class B 72,062 4,775,633
Roche Holding AG 526 184,092
Roche Holding AG - BR 37,872 12,411,232
Sanofi SA 1,841 200,695
43,476,878
Professional Services -
2 .4%
Bureau Veritas SA(b) 157,274 4,984,420
Intertek Group plc 76,270 4,669,897
Randstad NV(b) 81,267 3,253,633
SGS SA (Registered)(b) 33,747 3,314,947
16,222,897
Real Estate Management & Development -
1 .5%
China Resources Land Ltd. 1,578,000 5,341,599
CK Asset Holdings Ltd. 1,183,500 4,845,594
10,187,193
Semiconductors & Semiconductor Equipment -
6 .2%
ASML Holding NV 5,260 3,482,945
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
BE Semiconductor Industries NV(b) 13,413 $ 1,436,899
MediaTek, Inc. 186,122 7,856,195
Novatek Microelectronics Corp. 304,770 4,945,616
Realtek Semiconductor Corp. 82,947 1,358,979
Taiwan Semiconductor Manufacturing
Co. Ltd. 506,480 14,379,009
Tokyo Electron Ltd. 54,800 8,154,305
41,613,948
Software -
1 .7%
Nemetschek SE 36,294 4,798,213
Open Text Corp. 47,866 1,293,245
Oracle Financial Services Software
Ltd. 7,890 814,507
SAP SE 14,465 4,197,921
11,103,886
Specialty Retail -
2 .3%
Chow Tai Fook Jewellery Group Ltd.
(b) 4,839,200 6,477,478
Fast Retailing Co. Ltd. 600 197,616
H & M Hennes & Mauritz AB, Class
B(b) 119,665 1,737,611
Industria de Diseno Textil SA(b) 131,500 7,061,559
15,474,264
Technology Hardware, Storage & Peripherals -
0 .8%
Catcher Technology Co. Ltd. 178,000 1,207,704
Lite-On Technology Corp. 789,000 2,368,258
Quanta Computer, Inc.* 244,375 1,822,326
5,398,288
Textiles, Apparel & Luxury Goods -
1 .8%
ANTA Sports Products Ltd.(b) 142,800 1,693,226
Bosideng International Holdings Ltd. 9,994,000 5,180,843
Cie Financiere Richemont SA
(Registered) 2,104 371,896
Feng TAY Enterprise Co. Ltd. 32,123 112,992
Hermes International SCA 789 2,144,478
LVMH Moet Hennessy Louis Vuitton
SE 3,285 1,821,928
Shenzhou International Group
Holdings Ltd. 131,500 912,311
12,237,674
Tobacco -
2 .6%
British American Tobacco plc 115,983 5,031,753
Imperial Brands plc 158,589 6,511,572
Japan Tobacco, Inc. 191,600 5,919,666
17,462,991
Trading Companies & Distributors -
2 .3%
ITOCHU Corp.(b) 145,700 7,438,218
Marubeni Corp. 105,200 1,864,453
Mitsubishi Corp. 140,200 2,665,609
Mitsui & Co. Ltd. 63,000 1,279,964

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 224
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Sumitomo Corp. 78,900 $ 1,934,886
15,183,130
Transportation Infrastructure -
0 .5%
Jiangsu Expressway Co. Ltd., Class
H 2,418,000 3,008,975
Wireless Telecommunication Services -
1 .5%
KDDI Corp. 41,900 741,269
PLDT, Inc. 55,230 1,285,453
Tele2 AB, Class B 434,739 6,411,847
Vodafone Group plc(b) 1,907,013 1,866,077
10,304,646
Total Common Stocks
(Cost $578,202,326) 656,764,965
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .9% (d)
REPURCHASE AGREEMENTS - 0 .9%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$3,811,243, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $3,874,588 $ 3,810,783 3,810,783
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$2,000,246, collateralized by
various Common Stocks; total
market value $2,203,989 2,000,000 2,000,000
5,810,783
Total Securities Lending Reinvestments
(Cost $5,810,783) 5,810,783
Total Investments - 98.6%
(Cost $584,013,109) 662,575,748
Other assets less liabilities - 1.4% 9,644,708
NET ASSETS - 100.0% $672,220,456
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $70,604,300, collateralized in
the form of cash with a value of $5,810,783 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $50,426,368 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
May 15, 2025 – February 15, 2055 and $19,426,110
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from June 12, 2025
– June 30, 2120; a total value of $75,663,261.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $5,810,783.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
SCA — Limited partnership with share capital
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 111,388,856
Aggregate gross unrealized depreciation (44,668,121)
Net unrealized appreciation $ 66,720,735
Federal income tax cost $ 595,655,538

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
225 FLEXSHARES SEMIANNUAL REPORT
Futures Contracts
FlexShares
®
International Quality Dividend Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
MSCI EAFE E-Mini Index 87 06/20/2025 USD $ 10,851,945 $ 131,157
MSCI Emerging Markets E-Mini Index 86 06/20/2025 USD 4,773,000 (70,494)
$ 60,663
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 434,313 Bank of Montreal USD 303,093 06/18/2025 $ 12,104
GBP 77,045 Bank of Montreal USD 99,589 06/18/2025 3,339
Total unrealized appreciation $ 15,443
USD 77,951 Bank of Montreal AUD 124,000 06/18/2025 $ (1,432)
USD 206,313 Citibank NA BRL
*
1,226,155 06/18/2025 (7,886)
USD 932,883 Citibank NA CHF 815,364 06/18/2025 (65,262)
USD 372,174 UBS AG DKK 2,540,779 06/18/2025 (16,088)
USD 1,292,631 Bank of Montreal EUR 1,187,812 06/18/2025 (61,694)
USD 554,419 JPMorgan Chase Bank NA EUR 510,000 06/18/2025 (27,076)
USD 542,380 Toronto-Dominion Bank (The) GBP 418,000 06/18/2025 (16,042)
USD 420,152 Bank of Montreal HKD 3,260,000 06/18/2025 (522)
USD 316,129 Citibank NA INR
*
27,750,000 06/18/2025 (11,187)
USD 852,442 JPMorgan Chase Bank NA JPY 126,997,000 06/18/2025 (42,706)
USD 531,290 Morgan Stanley JPY 77,915,715 06/18/2025 (17,904)
USD 385,528 Citibank NA KRW
*
557,330,039 06/18/2025 (7,782)
Total unrealized depreciation $ (275,581)
Net unrealized depreciation $ (260,138)
*
Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 226
FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 3 .9%
Belgium 0 .8
Brazil 1 .5
Canada 5 .9
China 10 .5
Colombia 1 .0
Czech Republic 0 .1
Denmark 0 .7
Finland 1 .7
France 4 .4
Germany 3 .1
Greece 0 .9
Hong Kong 2 .3
India 2 .6
Indonesia 1 .7
Israel 0 .2
Italy 4 .4
Japan 11 .8
Mexico 0 .9
Netherlands 2 .3
Norway 1 .8
Philippines 0 .2
Poland 2 .6
Singapore 0 .8
South Africa 0 .7
South Korea 0 .1
Spain 1 .1
Sweden 4 .0
Switzerland 8 .9
Taiwan 6 .3
Turkey 0 .1
United Arab Emirates 1 .4
United Kingdom 9 .0
Other
1
2 .3
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 97 .7%
Securities Lending Reinvestments 0 .9
Others
(1)
1 .4
100 .0%
(1)
Includes any other net assets/(liabilities).

227 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
International Quality Dividend Dynamic Index Fund
April 30, 2025 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .1%
Air Freight & Logistics -
1 .0%
Deutsche Post AG 6,116 $ 260,783
Sinotrans Ltd., Class H 990,000 430,230
691,013
Automobile Components -
0 .2%
Magna International, Inc. 3,234 112,147
Automobiles -
2 .0%
Bayerische Motoren Werke AG 2,178 183,955
Dr Ing hc F Porsche AG (Preference)
(a) 1,760 88,210
Honda Motor Co. Ltd. 13,200 134,462
Isuzu Motors Ltd. 9,900 133,710
Kia Corp. 1,078 68,555
Mercedes-Benz Group AG 3,982 237,507
Stellantis NV 13,024 120,513
Yadea Group Holdings Ltd.(a)(b) 202,000 365,724
1,332,636
Banks -
18 .4%
ANZ Group Holdings Ltd. 17,974 343,410
Bancolombia SA (Preference) 13,640 140,147
Bank Polska Kasa Opieki SA* 10,890 545,122
Barclays plc 88,286 349,997
BNP Paribas SA 6,160 520,207
BOC Hong Kong Holdings Ltd. 22,000 91,351
CaixaBank SA(b) 33,066 253,041
Canara Bank 355,828 410,439
China Merchants Bank Co. Ltd.,
Class H 80,000 437,928
DNB Bank ASA 2,420 60,395
FinecoBank Banca Fineco SpA 27,148 542,064
Grupo Financiero Banorte SAB de
CV, Class O 68,200 587,130
Hang Seng Bank Ltd.(b) 11,000 153,623
HSBC Holdings plc 180,004 2,000,389
ING Bank Slaski SA* 6,314 549,562
ING Groep NV 19,360 374,435
Intesa Sanpaolo SpA 173,888 925,478
KBC Group NV 6,160 567,613
Komercni Banka A/S 3,234 156,969
Mitsubishi UFJ Financial Group, Inc. 4,400 55,632
National Bank of Canada(b) 2,310 202,487
Nordea Bank Abp 19,316 267,332
Royal Bank of Canada(b) 8,338 998,834
Santander Bank Polska SA 3,586 550,094
Sberbank of Russia PJSC
(Preference)‡ 31,920 —
Skandinaviska Enskilda Banken AB,
Class A(b) 34,254 541,428
Swedbank AB, Class A 21,912 545,023
12,170,130
Investments Shares Value
Beverages -
0 .8%
Budweiser Brewing Co. APAC Ltd.
(a)(b) 475,200 $ 503,713
Broadline Retail -
0 .4%
Alibaba Group Holding Ltd., ADR(b) 1,980 236,471
Building Products -
0 .9%
Geberit AG (Registered) 836 580,088
Capital Markets -
3 .2%
Brookfield Asset Management Ltd.,
Class A(b) 8,756 466,293
Hong Kong Exchanges & Clearing
Ltd. 9,900 435,081
IGM Financial, Inc. 15,246 483,550
Julius Baer Group Ltd. 2,442 158,214
Partners Group Holding AG(b) 360 471,165
Schroders plc 29,128 127,768
2,142,071
Chemicals -
1 .8%
BASF SE* 5,434 275,684
Evonik Industries AG 7,172 161,017
Fertiglobe plc 562,078 347,373
Shin-Etsu Chemical Co. Ltd. 14,400 437,128
1,221,202
Construction & Engineering -
0 .3%
Bouygues SA* 4,334 190,662
Consumer Staples Distribution & Retail -
0 .3%
Coles Group Ltd. 13,750 186,692
Diversified Telecommunication Services -
3 .2%
BCE, Inc.(b) 7,766 172,794
Orange SA 15,664 227,650
Telefonica SA(b) 36,674 188,352
Telenor ASA 39,402 593,503
Telia Co. AB 46,596 174,646
Telkom Indonesia Persero Tbk. PT 2,950,200 469,188
Telstra Group Ltd. 57,816 166,841
TELUS Corp. 8,998 138,230
2,131,204
Electric Utilities -
2 .6%
Emera, Inc.(b) 3,982 178,877
Enel SpA 98,538 856,228
Fortum OYJ(b) 33,000 553,126
Origin Energy Ltd. 23,342 158,912
1,747,143
Entertainment -
0 .6%
Universal Music Group NV(b) 12,716 373,659
Financial Services -
2 .1%
Banca Mediolanum SpA 34,144 509,229

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 228
Investments Shares Value
COMMON STOCKS (continued)
Financial Services
(continued)
FirstRand Ltd. 110,352 $ 430,762
Power Finance Corp. Ltd. 72,116 347,760
REC Ltd. 20,284 100,863
1,388,614
Food Products -
0 .3%
Nestle SA (Registered) 2,068 220,805
Gas Utilities -
2 .0%
China Gas Holdings Ltd. 545,600 493,909
ENN Energy Holdings Ltd. 11,000 87,308
Grupo Energia Bogota SA ESP 769,164 533,538
Hong Kong & China Gas Co. Ltd. 242,000 218,136
1,332,891
Health Care Equipment & Supplies -
1 .7%
Hoya Corp. 4,400 517,611
Sonova Holding AG (Registered) 1,386 427,396
Straumann Holding AG (Registered)
(b) 286 35,030
Sysmex Corp. 6,800 126,403
1,106,440
Hotels, Restaurants & Leisure -
0 .9%
Evolution AB*(a)(b) 2,244 156,860
Haidilao International Holding Ltd.
(a)(b) 187,000 424,896
581,756
Household Durables -
0 .6%
Nien Made Enterprise Co. Ltd. 34,000 415,658
Household Products -
1 .1%
Reckitt Benckiser Group plc 2,552 164,913
Unilever Indonesia Tbk. PT 5,418,600 559,813
724,726
Independent Power and Renewable Electricity Producers
-
0 .4%
Aboitiz Power Corp. 380,600 254,165
Industrial Conglomerates -
2 .2%
Astra International Tbk. PT 481,800 139,316
Hitachi Ltd. 53,400 1,317,030
1,456,346
Insurance -
2 .8%
Ageas SA/NV 902 56,651
Aviva plc 25,212 188,584
BB Seguridade Participacoes SA 35,200 265,924
Manulife Financial Corp. 10,780 329,729
Ping An Insurance Group Co. of
China Ltd., Class H(b) 40,500 243,375
Powszechny Zaklad Ubezpieczen SA 36,366 568,681
Tokio Marine Holdings, Inc. 4,400 176,074
1,829,018
Investments Shares Value
Interactive Media & Services -
0 .8%
Tencent Holdings Ltd. 8,300 $ 510,756
IT Services -
0 .7%
HCL Technologies Ltd. 572 10,613
Infosys Ltd. 5,984 106,252
Tech Mahindra Ltd. 17,754 315,851
432,716
Life Sciences Tools & Services -
0 .5%
WuXi AppTec Co. Ltd., Class H(a)(b) 39,600 307,161
Machinery -
1 .1%
Kone OYJ, Class B 6,490 402,074
Weichai Power Co. Ltd., Class H 160,000 313,616
715,690
Marine Transportation -
1 .1%
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 88,000 132,771
Kuehne + Nagel International AG
(Registered) 2,178 500,536
Orient Overseas International Ltd. 8,000 111,932
745,239
Media -
0 .4%
Publicis Groupe SA 1,650 167,419
WPP plc 9,350 71,961
239,380
Metals & Mining -
5 .4%
BHP Group Ltd.(b) 53,504 1,307,417
China Hongqiao Group Ltd.(b) 264,000 475,252
Fortescue Ltd. 42,130 436,432
GMK Norilskiy Nickel PAO*‡ 212,800 —
Kumba Iron Ore Ltd.(b) 24,310 422,669
Rio Tinto plc 6,732 399,871
Severstal PAO‡ 7,952 —
Vale SA 57,200 534,072
3,575,713
Multi-Utilities -
0 .1%
E.ON SE 3,278 57,440
Oil, Gas & Consumable Fuels -
6 .3%
Aker BP ASA 6,270 134,954
Alamtri Resources Indonesia Tbk. PT 3,493,600 399,870
Bharat Petroleum Corp. Ltd. 43,054 158,005
Canadian Natural Resources Ltd. 25,674 735,295
China Shenhua Energy Co. Ltd.,
Class H 129,000 485,744
Coal India Ltd. 24,486 111,672
Equinor ASA 10,978 251,849
Indian Oil Corp. Ltd. 63,998 104,432
Petroleo Brasileiro SA (Preference) 22,000 116,540
Shell plc 1,188 38,726
TC Energy Corp. 7,590 382,714
TotalEnergies SE 2,310 134,341
Turkiye Petrol Rafinerileri A/S 38,368 124,403

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
229 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
United Tractors Tbk. PT 272,800 $ 373,046
Var Energi ASA 164,978 454,527
Woodside Energy Group Ltd.(b) 13,310 176,630
4,182,748
Passenger Airlines -
0 .8%
Singapore Airlines Ltd. 103,400 531,373
Personal Care Products -
1 .7%
L'Oreal SA* 2,618 1,151,716
Pharmaceuticals -
4 .8%
AstraZeneca plc 902 129,251
CSPC Pharmaceutical Group Ltd. 220,000 173,908
Daiichi Sankyo Co. Ltd. 16,600 424,077
GSK plc 15,488 306,897
Hansoh Pharmaceutical Group Co.
Ltd.(a) 206,000 640,205
Novartis AG (Registered) 4,796 547,389
Novo Nordisk A/S, Class B 5,544 367,407
Roche Holding AG 1,672 547,940
3,137,074
Professional Services -
2 .9%
Bureau Veritas SA(b) 15,488 490,855
Intertek Group plc 7,546 462,030
Randstad NV(b) 9,240 369,936
Recruit Holdings Co. Ltd. 10,400 579,058
1,901,879
Real Estate Management & Development -
1 .2%
CK Asset Holdings Ltd. 115,000 470,843
Daiwa House Industry Co. Ltd. 2,200 79,508
Sun Hung Kai Properties Ltd. 27,000 256,432
806,783
Retail REITs -
0 .2%
Unibail-Rodamco-Westfield, REIT 1,760 149,091
Semiconductors & Semiconductor Equipment -
6 .6%
ASML Holding NV 308 203,944
BE Semiconductor Industries NV(b) 2,750 294,600
Disco Corp. 700 135,544
eMemory Technology, Inc. 2,400 192,477
MediaTek, Inc. 18,500 780,884
Novatek Microelectronics Corp. 30,500 494,935
Taiwan Semiconductor Manufacturing
Co. Ltd. 45,500 1,291,749
Tokyo Electron Ltd. 5,500 818,406
United Microelectronics Corp. 110,000 155,458
4,367,997
Software -
1 .4%
Nemetschek SE 3,850 508,985
Open Text Corp. 3,916 105,803
Investments Shares Value
Software
(continued)
Oracle Financial Services Software
Ltd. 572 $ 59,049
SAP SE 880 255,387
929,224
Specialty Retail -
3 .8%
Chow Tai Fook Jewellery Group Ltd.
(b) 479,600 641,965
Fast Retailing Co. Ltd. 2,100 691,658
Industria de Diseno Textil SA(b) 13,112 704,115
Jarir Marketing Co. 80,058 269,357
ZOZO, Inc.(b) 17,600 179,406
2,486,501
Technology Hardware, Storage & Peripherals -
1 .2%
Catcher Technology Co. Ltd. 22,000 149,267
Lite-On Technology Corp. 51,000 153,081
Quanta Computer, Inc.* 66,000 492,168
794,516
Textiles, Apparel & Luxury Goods -
1 .4%
Bosideng International Holdings Ltd. 968,000 501,807
Cie Financiere Richemont SA
(Registered) 1,364 241,096
LVMH Moet Hennessy Louis Vuitton
SE 154 85,412
Shenzhou International Group
Holdings Ltd. 17,600 122,104
950,419
Tobacco -
2 .7%
British American Tobacco plc 11,990 520,169
Imperial Brands plc 15,862 651,284
Japan Tobacco, Inc. 19,800 611,740
1,783,193
Trading Companies & Distributors -
1 .7%
Brenntag SE 1,254 83,505
ITOCHU Corp.(b) 14,400 735,143
Marubeni Corp.(b) 11,000 194,953
Mitsui & Co. Ltd. 4,400 89,394
1,102,995
Wireless Telecommunication Services -
1 .5%
PLDT, Inc. 5,610 130,570
SK Telecom Co. Ltd. 396 15,127
Tele2 AB, Class B 43,538 642,130
Vodafone Group plc 206,910 202,469
990,296
Total Common Stocks
(Cost $58,691,689) 64,779,150

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 230
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 4 .7% (c)
REPURCHASE AGREEMENTS - 4 .7%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$2,384,955, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $2,424,594 $ 2,384,667 $ 2,384,667
National Bank of Canada Financial Inc.
4.51%, dated 4/30/2025, due
5/1/2025, repurchase price
$100,013, collateralized by
various Common Stocks; total
market value $110,440 100,000 100,000
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$200,025, collateralized by
various Common Stocks; total
market value $220,399 200,000 200,000
The Bank of Nova Scotia, Toronto
4.50%, dated 4/30/2025, due
5/1/2025, repurchase price
$400,050, collateralized by
various Common Stocks; total
market value $446,088 400,000 400,000
3,084,667
Total Securities Lending Reinvestments
(Cost $3,084,667) 3,084,667
Total Investments - 102.8%
(Cost $61,776,356) 67,863,817
Liabilities in excess of other assets - (2.8%) (1,834,553)
NET ASSETS - 100.0% $66,029,264
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $10,374,026, collateralized in
the form of cash with a value of $3,084,667 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $5,748,849 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
June 30, 2025 – February 15, 2055 and $2,167,732
of collateral in the form of Foreign Government Fixed
Income Securities, interest rates ranging from 0.00% –
5.75%, and maturity dates ranging from June 12, 2025
– June 30, 2120; a total value of $11,001,248.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $3,084,667.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,229,539
Aggregate gross unrealized depreciation (4,499,095)
Net unrealized appreciation $ 4,730,444
Federal income tax cost $ 63,129,032

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
231 FLEXSHARES SEMIANNUAL REPORT
Futures Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE E-Mini Index 7 06/20/2025 USD $ 873,145 $ 12,000
MSCI Emerging Markets E-Mini Index 7 06/20/2025 USD 388,500 3,386
$ 15,386
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of April 30, 2025:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CAD 45,542 Bank of Montreal USD 31,782 06/18/2025 $ 1,269
GBP 30,000 Toronto-Dominion Bank (The) USD 38,272 06/18/2025 1,806
Total unrealized appreciation $ 3,075
USD 76,657 Citibank NA CHF 67,000 06/18/2025 $ (5,363)
USD 54,198 UBS AG DKK 370,000 06/18/2025 (2,343)
USD 203,502 Bank of Montreal EUR 187,000 06/18/2025 (9,712)
USD 64,630 Bank of Montreal GBP 50,000 06/18/2025 (2,167)
USD 95,463 Morgan Stanley JPY 14,000,000 06/18/2025 (3,217)
Total unrealized depreciation $ (22,802)
Net unrealized depreciation $ (19,727)
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 232
FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 4 .2%
Belgium 0 .9
Brazil 1 .4
Canada 6 .5
China 10 .8
Colombia 1 .0
Czech Republic 0 .2
Denmark 0 .6
Finland 1 .4
France 4 .7
Germany 3 .2
Hong Kong 3 .2
India 2 .6
Indonesia 2 .9
Italy 4 .5
Japan 11 .3
Mexico 0 .9
Netherlands 2 .5
Norway 2 .3
Philippines 0 .6
Poland 3 .4
Saudi Arabia 0 .4
Singapore 0 .8
South Africa 1 .3
South Korea 0 .1
Spain 1 .7
Sweden 3 .5
Switzerland 5 .7
Taiwan 6 .3
Turkey 0 .2
United Arab Emirates 0 .5
United Kingdom 8 .5
Other
1
1 .9
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .1%
Securities Lending Reinvestments 4 .7
Others
(1)
( 2 .8 )
100 .0%
(1)
Includes any other net assets/(liabilities).

233 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index Fund
April 30, 2025 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .9%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2027
$ 44,074,877
$ 45,266,794
1.75%, 1/15/2028
40,233,945
41,052,159
3.63%, 4/15/2028
198,792,172
213,452,499
2.50%, 1/15/2029
35,647,513
37,315,054
3.88%, 4/15/2029
64,939,033
71,476,745
U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2026
83,194,838
82,962,391
0.13%, 10/15/2026
75,838,612
75,408,607
0.38%, 1/15/2027
85,831,390
85,253,744
0.13%, 4/15/2027
75,539,943
74,476,114
0.38%, 7/15/2027
81,610,412
81,055,298
1.63%, 10/15/2027
73,667,366
75,167,012
0.50%, 1/15/2028
86,790,163
85,685,411
1.25%, 4/15/2028
256,142,548
257,244,063
0.75%, 7/15/2028
279,725,114
277,673,611
2.38%, 10/15/2028
263,772,142
275,596,519
0.88%, 1/15/2029
77,502,758
76,581,560
2.13%, 4/15/2029
77,890,958
80,419,688
0.25%, 7/15/2029
84,123,510
80,938,434
1.63%, 10/15/2029
80,838,618
82,162,262
0.13%, 1/15/2030
86,257,150
81,450,790
1.63%, 4/15/2030
46,728,018
47,192,766
0.13%, 7/15/2030
90,014,164
84,512,147
0.13%, 1/15/2031
89,327,757
82,574,319
Total U.S. Treasury Obligations
(Cost $2,355,356,722) 2,394,917,987
Total Investments - 99.9%
(Cost $2,355,356,722) 2,394,917,987
Other assets less liabilities - 0.1% 3,416,675
NET ASSETS - 100.0% $2,398,334,662
Percentages shown are based on Net Assets.
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 38,158,361
Aggregate gross unrealized depreciation (274,955)
Net unrealized appreciation $ 37,883,406
Federal income tax cost $ 2,357,034,581
Security Type % of Net Assets
U.S. Treasury Obligations 99 .9%
Others
(1)
0 .1
100 .0%

FLEXSHARES SEMIANNUAL REPORT 234
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund
April 30, 2025 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
2.50%, 1/15/2029
$ 14,615,094
$ 15,298,768
3.88%, 4/15/2029
26,579,643
29,255,538
3.38%, 4/15/2032
6,581,197
7,330,032
U.S. Treasury Inflation Linked Notes
0.75%, 7/15/2028
32,268,397
32,031,740
2.38%, 10/15/2028
30,770,170
32,149,535
0.88%, 1/15/2029
31,773,970
31,396,305
2.13%, 4/15/2029
31,932,146
32,968,824
0.25%, 7/15/2029
34,486,173
33,180,461
1.63%, 10/15/2029
33,136,765
33,679,344
0.13%, 1/15/2030
68,017,529
64,227,504
1.63%, 4/15/2030
36,150,113
36,509,655
0.13%, 7/15/2030
70,975,650
66,637,341
0.13%, 1/15/2031
70,393,597
65,071,637
0.13%, 7/15/2031
74,028,293
67,940,138
0.13%, 1/15/2032
40,908,232
36,924,490
0.63%, 7/15/2032
37,026,150
34,418,821
1.13%, 1/15/2033
36,938,916
35,202,170
1.38%, 7/15/2033
34,293,287
33,227,195
1.75%, 1/15/2034
36,741,072
36,382,361
1.88%, 7/15/2034
38,441,493
38,487,776
2.13%, 1/15/2035(a)
29,317,276
29,825,687
Total U.S. Treasury Obligations
(Cost $788,398,998) 792,145,322
Total Investments - 99.8%
(Cost $788,398,998) 792,145,322
Other assets less liabilities - 0.2% 1,529,351
NET ASSETS - 100.0% $793,674,673
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan at
April 30, 2025 was $2,057,470, collateralized in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 4.88%, and maturity dates ranging
from July 31, 2025 – February 15, 2055; a total value of
$2,085,693.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
iBoxx 5-Year Target Duration TIPS Index Fund (cont.)
235 FLEXSHARES SEMIANNUAL REPORT
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,661,672
Aggregate gross unrealized depreciation (7,313,483)
Net unrealized depreciation $ (5,651,811)
Federal income tax cost $ 797,797,133
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 236
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Disciplined Duration MBS Index Fund
April 30, 2025 (Unaudited)
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 99 .3%
FHLMC
2.50%, 4/1/2028 $ 778,796 $ 765,014
2.50%, 5/1/2028 266,990 261,554
2.50%, 6/1/2028 300,807 294,558
3.00%, 6/1/2029 377,541 371,103
3.00%, 8/1/2029 535,816 529,672
3.00%, 1/1/2032 780,782 761,897
2.50%, 2/1/2032 959,885 924,566
3.00%, 9/1/2032 514,084 501,446
5.00%, 5/1/2034 28,909 29,132
5.00%, 7/1/2035 74,679 75,527
5.00%, 8/1/2035 60,118 60,800
5.00%, 10/1/2035 12,420 12,584
5.00%, 12/1/2035 59,913 60,638
6.00%, 1/1/2037 42,746 44,794
6.00%, 4/1/2037 23,273 24,385
6.00%, 5/1/2037 38,143 39,962
5.00%, 2/1/2038 32,010 32,380
5.00%, 7/1/2038 34,341 34,746
5.00%, 10/1/2038 31,175 31,543
5.00%, 2/1/2039 75,361 76,261
5.00%, 5/1/2039 39,515 39,936
5.00%, 6/1/2039 14,610 14,792
5.00%, 7/1/2039 36,103 36,470
5.00%, 9/1/2039 3,594 3,636
6.00%, 11/1/2039 24,282 25,440
5.00%, 1/1/2040 10,975 11,087
5.00%, 3/1/2040 28,621 28,912
5.00%, 4/1/2040 13,609 13,747
6.00%, 4/1/2040 26,880 28,019
5.00%, 5/1/2040 10,908 11,019
6.00%, 5/1/2040 66,789 69,938
5.00%, 7/1/2040 67,363 68,046
6.00%, 7/1/2040 101,373 106,211
4.00%, 1/1/2041 9,437 9,133
5.00%, 5/1/2041 90,296 91,218
3.50%, 11/1/2041 49,663 46,570
3.00%, 3/1/2042 7,936 7,252
3.00%, 4/1/2042 60,625 55,390
3.00%, 6/1/2042 51,763 47,271
3.50%, 7/1/2042 492,190 461,523
3.00%, 8/1/2042 29,047 26,532
3.00%, 12/1/2042 62,039 56,649
3.00%, 1/1/2043 32,931 30,022
3.00%, 2/1/2043 16,769 15,342
3.00%, 4/1/2043 21,353 19,427
3.00%, 6/1/2043 12,431 11,349
3.50%, 8/1/2043 554,455 519,900
3.00%, 10/1/2043 42,951 39,023
4.00%, 8/1/2044 9,293 8,866
5.00%, 8/1/2044 24,530 24,845
4.00%, 1/1/2045 28,691 27,352
4.00%, 2/1/2045 61,311 58,730
4.50%, 2/1/2045 321,149 312,453
Investments
Principal
Amount Value
4.00%, 8/1/2045 $ 70,291 $ 66,910
4.00%, 9/1/2045 11,469 10,915
4.00%, 10/1/2045 119,974 114,050
4.00%, 11/1/2045 24,252 23,065
4.00%, 12/1/2045 10,044 9,553
4.00%, 1/1/2046 31,799 30,293
2.50%, 9/1/2046 19,350 16,552
3.00%, 11/1/2046 19,183 17,192
FHLMC UMBS
3.00%, 8/1/2026 11,962 11,839
3.00%, 1/1/2027 24,064 23,775
3.00%, 2/1/2027 14,782 14,601
3.00%, 4/1/2027 90,890 89,770
2.50%, 6/1/2027 10,215 10,038
2.50%, 3/1/2028 396,446 388,289
2.50%, 7/1/2028 1,161,453 1,135,615
2.50%, 8/1/2030 592,165 573,016
2.50%, 11/1/2030 19,352 18,880
3.00%, 5/1/2031 27,165 26,730
2.00%, 8/1/2031 19,553 18,622
2.00%, 11/1/2031 31,471 29,941
2.00%, 1/1/2032 63,876 60,729
2.00%, 2/1/2032 68,675 65,061
2.00%, 12/1/2032 278,825 265,033
3.00%, 4/1/2033 787,155 775,428
2.00%, 10/1/2035 867,456 794,139
1.50%, 11/1/2035 512,249 454,850
1.50%, 2/1/2036 565,546 500,710
2.00%, 3/1/2036 325,008 298,286
1.50%, 4/1/2036 253,355 224,243
2.50%, 4/1/2037 648,891 604,160
4.50%, 9/1/2037 778,491 773,052
5.00%, 3/1/2038 36,861 37,324
5.00%, 7/1/2039 56,734 57,238
3.00%, 9/1/2039 87,100 81,090
3.00%, 10/1/2039 24,230 22,541
5.00%, 10/1/2039 19,324 19,504
3.00%, 11/1/2039 95,009 88,353
5.00%, 1/1/2040 17,852 18,076
5.00%, 3/1/2040 30,441 30,712
5.00%, 5/1/2040 43,870 44,260
6.00%, 5/1/2040 680,062 717,497
2.00%, 7/1/2040 93,065 82,150
1.50%, 10/1/2040 473,326 404,718
3.50%, 12/1/2040 34,364 32,183
2.00%, 1/1/2041 145,016 125,128
2.00%, 2/1/2041 453,694 391,143
1.50%, 3/1/2041 621,799 515,950
2.00%, 3/1/2041 525,960 453,227
4.50%, 3/1/2041 59,886 59,301
4.50%, 4/1/2041 13,972 13,856
1.50%, 5/1/2041 511,100 423,776
2.00%, 6/1/2041 708,481 609,623
2.50%, 6/1/2041 406,331 358,731
2.00%, 10/1/2041 445,351 382,281

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
237 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
4.00%, 1/1/2042 $ 44,370 $ 42,853
5.00%, 2/1/2042 35,995 36,315
3.50%, 11/1/2042 63,165 59,154
3.50%, 1/1/2043 29,340 27,478
3.50%, 2/1/2043 21,252 19,903
2.50%, 6/1/2043 332,856 292,957
4.00%, 12/1/2043 9,646 9,284
4.50%, 3/1/2044 43,467 42,857
4.00%, 6/1/2044 3,366 3,210
4.50%, 7/1/2044 16,335 15,992
4.00%, 8/1/2044 10,041 9,569
4.50%, 12/1/2044 10,620 10,370
4.00%, 2/1/2045 12,262 11,731
4.50%, 9/1/2045 8,295 8,131
4.00%, 10/1/2045 32,263 30,647
4.00%, 12/1/2045 16,187 15,473
4.50%, 12/1/2045 482,489 472,001
3.00%, 1/1/2046 34,945 31,325
4.00%, 1/1/2046 28,070 26,744
4.00%, 2/1/2046 198,395 190,924
4.50%, 4/1/2046 25,047 24,645
4.00%, 11/1/2046 146,385 138,972
4.50%, 3/1/2047 359,035 350,235
2.00%, 6/1/2051 769,339 614,514
2.00%, 5/1/2052 1,287,260 1,021,880
6.50%, 2/1/2053 71,092 73,851
6.00%, 10/1/2053 367,919 373,589
7.00%, 12/1/2053 417,302 435,970
6.50%, 4/1/2054 221,716 228,840
6.50%, 8/1/2054 504,667 519,724
7.50%, 9/1/2054 849,914 899,064
FNMA UMBS
3.00%, 11/1/2026 210,435 208,023
3.00%, 12/1/2026 64,931 64,171
3.00%, 1/1/2027 21,167 20,913
3.00%, 2/1/2027 26,903 26,572
3.00%, 6/1/2027 99,461 98,169
3.00%, 8/1/2027 112,954 111,453
3.00%, 10/1/2027 35,969 35,457
3.00%, 11/1/2027 37,656 37,145
2.50%, 12/1/2027 85,243 83,569
2.50%, 1/1/2028 470,978 460,756
2.50%, 4/1/2028 27,822 27,249
2.00%, 5/1/2028 120,482 117,076
2.50%, 9/1/2028 21,968 21,548
3.00%, 2/1/2029 60,410 59,394
2.50%, 3/1/2029 110,095 107,829
2.50%, 6/1/2029 38,207 37,504
3.00%, 8/1/2029 1,109,187 1,088,431
3.50%, 12/1/2029 399,038 394,510
3.50%, 4/1/2030 416,057 412,081
2.50%, 7/1/2030 101,293 99,182
3.00%, 7/1/2030 357,874 351,932
2.50%, 8/1/2030 331,775 321,054
3.00%, 9/1/2030 583,950 574,326
3.00%, 12/1/2030 961,415 940,988
Investments
Principal
Amount Value
2.50%, 2/1/2031 $ 361,818 $ 351,426
3.50%, 2/1/2031 428,449 424,290
2.50%, 3/1/2031 213,767 208,807
2.00%, 9/1/2031 16,426 15,635
2.00%, 11/1/2031 38,898 37,027
3.50%, 12/1/2031 363,719 357,988
2.00%, 2/1/2032 580,550 561,971
3.50%, 2/1/2032 489,017 480,497
6.00%, 12/1/2032 6,509 6,792
6.00%, 4/1/2033 4,968 5,155
6.00%, 8/1/2034 22,708 23,701
6.50%, 9/1/2034 60,755 63,644
6.00%, 12/1/2034 108,507 112,925
3.50%, 1/1/2035 119,894 116,515
3.00%, 2/1/2035 441,393 432,910
3.00%, 7/1/2035 660,324 644,111
5.00%, 8/1/2035 15,396 15,551
1.50%, 10/1/2035 127,239 112,904
6.00%, 11/1/2035 21,637 22,508
5.00%, 12/1/2035 34,211 34,577
6.00%, 6/1/2036 31,714 33,188
2.00%, 7/1/2036 745,196 681,204
5.00%, 7/1/2036 15,009 15,170
6.50%, 8/1/2036 10,450 11,004
2.50%, 11/1/2036 276,936 257,321
6.00%, 11/1/2036 31,678 33,149
1.50%, 2/1/2037 727,961 642,630
2.50%, 4/1/2037 662,423 614,679
1.50%, 8/1/2037 251,201 221,896
6.00%, 8/1/2037 102,538 106,796
6.00%, 9/1/2037 13,287 13,907
6.50%, 10/1/2037 25,365 26,582
5.00%, 3/1/2038 37,785 38,206
5.00%, 5/1/2038 29,113 29,407
6.00%, 5/1/2038 10,867 11,372
4.50%, 7/1/2038 715,843 710,925
6.00%, 9/1/2038 19,885 20,810
5.50%, 11/1/2038 769,022 784,869
5.00%, 6/1/2039 31,495 31,891
5.00%, 10/1/2039 33,293 33,593
3.00%, 1/1/2040 30,402 28,249
5.00%, 2/1/2040 29,817 30,377
3.00%, 6/1/2040 355,843 332,666
5.00%, 6/1/2040 10,861 10,958
6.00%, 6/1/2040 85,675 89,393
4.00%, 8/1/2040 1,503,516 1,482,282
3.00%, 9/1/2040 314,351 293,859
3.50%, 1/1/2041 27,642 25,889
1.50%, 2/1/2041 684,289 568,018
3.50%, 2/1/2041 18,475 17,303
1.50%, 4/1/2041 372,502 309,206
4.50%, 5/1/2041 31,637 31,353
5.00%, 5/1/2041 26,226 26,459
6.00%, 5/1/2041 18,395 19,252
4.50%, 6/1/2041 10,001 9,911
2.50%, 7/1/2041 501,317 439,187
5.00%, 7/1/2041 344,585 347,652

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 238
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
6.00%, 7/1/2041 $ 20,588 $ 21,545
4.50%, 8/1/2041 90,263 89,405
5.00%, 8/1/2041 49,230 49,689
4.00%, 9/1/2041 137,169 132,480
4.50%, 9/1/2041 57,668 57,117
3.50%, 10/1/2041 102,221 95,733
4.00%, 10/1/2041 42,271 40,730
5.00%, 10/1/2041 49,541 49,982
4.00%, 11/1/2041 56,845 54,916
4.00%, 12/1/2041 14,477 13,982
4.00%, 1/1/2042 124,045 118,452
4.50%, 1/1/2042 14,559 14,423
6.00%, 1/1/2042 50,231 52,575
3.00%, 3/1/2042 21,409 19,531
4.00%, 3/1/2042 64,422 62,543
3.00%, 4/1/2042 40,741 37,172
4.50%, 4/1/2042 71,274 70,710
3.50%, 5/1/2042 19,578 18,335
4.50%, 5/1/2042 51,726 51,023
3.50%, 6/1/2042 33,789 31,644
3.50%, 7/1/2042 103,323 96,764
4.00%, 7/1/2042 85,969 83,030
3.50%, 8/1/2042 33,575 31,444
3.00%, 9/1/2042 56,969 51,962
3.50%, 9/1/2042 10,875 10,184
4.00%, 9/1/2042 52,533 50,716
3.00%, 10/1/2042 106,833 97,488
3.50%, 10/1/2042 20,545 19,241
2.50%, 12/1/2042 195,112 172,086
3.00%, 12/1/2042 110,077 100,376
2.50%, 1/1/2043 6,845 6,038
3.00%, 1/1/2043 111,938 101,855
3.50%, 1/1/2043 31,889 29,864
4.00%, 1/1/2043 57,200 55,245
4.50%, 1/1/2043 144,393 143,057
2.50%, 2/1/2043 266,451 233,996
3.00%, 2/1/2043 148,866 135,592
3.50%, 2/1/2043 57,729 54,065
3.50%, 3/1/2043 67,684 63,388
2.50%, 5/1/2043 10,331 9,073
2.50%, 6/1/2043 5,653 4,991
4.00%, 8/1/2043 31,853 30,684
4.00%, 9/1/2043 74,903 72,245
4.50%, 9/1/2043 22,646 22,227
4.00%, 10/1/2043 89,833 86,549
4.00%, 11/1/2043 195,529 188,373
4.50%, 11/1/2043 69,971 68,819
4.50%, 12/1/2043 53,051 52,132
4.00%, 1/1/2044 75,166 72,399
4.50%, 2/1/2044 14,699 14,421
4.50%, 3/1/2044 89,449 89,350
5.00%, 3/1/2044 13,470 13,490
4.00%, 4/1/2044 703,736 672,342
4.50%, 4/1/2044 150,403 147,551
5.00%, 6/1/2044 25,265 25,441
4.00%, 10/1/2044 28,088 27,075
Investments
Principal
Amount Value
4.50%, 10/1/2044 $ 6,924 $ 6,771
4.50%, 12/1/2044 27,249 26,812
4.00%, 2/1/2045 22,235 21,180
4.50%, 2/1/2045 91,385 89,918
4.00%, 4/1/2045 18,881 17,958
4.00%, 8/1/2045 9,538 9,070
4.00%, 11/1/2045 52,742 50,055
4.50%, 11/1/2045 62,394 61,110
4.00%, 12/1/2045 121,542 117,263
4.00%, 2/1/2046 6,309 6,035
4.50%, 3/1/2046 98,039 95,945
4.00%, 4/1/2046 9,004 8,573
2.50%, 6/1/2046 61,703 54,250
4.50%, 6/1/2046 70,049 68,492
4.50%, 7/1/2046 13,741 13,413
4.50%, 8/1/2046 10,864 10,629
2.50%, 10/1/2046 51,256 43,789
4.50%, 10/1/2046 23,674 23,074
2.50%, 12/1/2046 17,090 14,600
4.50%, 1/1/2047 21,960 21,422
4.00%, 2/1/2047 24,344 23,121
4.50%, 2/1/2047 26,893 26,461
4.50%, 5/1/2047 414,283 400,912
4.50%, 7/1/2047 55,721 54,436
5.00%, 7/1/2047 22,419 22,642
3.50%, 11/1/2048 834,752 769,618
5.50%, 2/1/2049 1,291,303 1,326,390
6.00%, 2/1/2049 62,524 65,564
4.50%, 7/1/2049 393,348 381,355
4.50%, 11/1/2049 390,879 381,628
4.00%, 1/1/2050 517,523 487,636
3.50%, 7/1/2050 409,572 379,432
4.00%, 7/1/2050 626,528 588,990
4.50%, 9/1/2050 940,225 930,939
4.50%, 10/1/2050 1,033,069 1,005,347
1.50%, 2/1/2051 649,476 489,529
1.50%, 10/1/2051 1,248,906 941,319
2.50%, 2/1/2052 1,072,298 897,796
5.00%, 11/1/2052 845,969 831,053
6.50%, 11/1/2052 70,061 73,034
6.50%, 1/1/2053 210,973 217,986
6.50%, 11/1/2053 711,346 732,623
7.50%, 11/1/2053 301,178 318,808
7.00%, 12/1/2053 423,003 441,920
7.00%, 3/1/2054 608,484 635,698
7.50%, 3/1/2054 465,757 493,303
6.50%, 8/1/2054 340,319 350,490
GNMA
5.50%, 8/20/2033 19,071 19,684
5.50%, 11/20/2033 18,001 18,584
5.50%, 3/20/2034 22,271 23,014
5.50%, 7/20/2034 14,169 14,516
5.50%, 9/20/2034 6,451 6,610
5.50%, 3/20/2036 48,668 49,867
5.50%, 9/20/2038 30,499 31,252
5.50%, 2/20/2039 50,058 51,384
4.50%, 5/15/2039 1,638,170 1,607,532

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
239 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
5.00%, 8/15/2039 $ 850,644 $ 846,982
4.00%, 6/15/2040 243,279 232,473
4.00%, 8/15/2040 243,242 232,409
4.00%, 11/15/2040 187,742 179,129
5.50%, 12/20/2040 14,285 14,567
5.50%, 1/20/2041 14,688 15,050
4.00%, 9/15/2041 729,863 691,180
5.50%, 12/20/2041 37,463 37,721
5.50%, 2/20/2042 10,007 10,254
3.00%, 4/15/2042 831,328 754,567
3.50%, 6/15/2042 386,774 360,298
2.50%, 3/20/2043 32,825 28,655
2.50%, 5/20/2043 47,255 41,251
5.50%, 3/20/2044 39,780 40,761
4.50%, 10/20/2044 97,455 95,302
2.50%, 11/20/2044 30,988 27,051
5.00%, 6/20/2045 118,413 119,281
4.00%, 8/15/2045 725,910 689,255
4.50%, 12/20/2045 204,959 200,347
4.50%, 4/20/2046 234,572 229,292
5.00%, 5/20/2046 284,953 287,041
3.50%, 6/15/2046 1,486,639 1,386,032
3.50%, 10/20/2047 327,329 300,547
4.00%, 2/20/2048 768,540 722,939
5.00%, 5/20/2048 105,374 104,978
5.50%, 1/20/2049 241,044 244,135
5.50%, 7/20/2049 6,520 6,644
2.50%, 10/20/2050 1,048,455 895,032
2.00%, 12/20/2051 1,159,126 945,975
4.00%, 12/20/2051 343,892 322,642
2.00%, 2/20/2052 1,191,093 971,874
2.50%, 3/20/2052 1,050,702 895,586
6.00%, 12/20/2052 373,916 378,512
7.50%, 2/20/2053 167,097 172,767
7.50%, 3/20/2053 290,880 300,631
6.50%, 6/20/2053 580,346 594,818
7.00%, 8/20/2053 549,956 568,629
6.50%, 10/20/2053 813,502 833,130
7.00%, 10/20/2053 149,986 155,079
7.50%, 2/20/2054 376,520 388,860
6.50%, 7/20/2054 487,305 498,803
7.00%, 7/20/2054 1,050,361 1,083,428
6.50%, 8/20/2054 459,994 470,444
7.50%, 8/20/2054 511,517 527,603
7.00%, 9/20/2054 1,197,732 1,234,339
Total Mortgage-Backed Securities
(Cost $85,966,618) 83,022,407
Total Investments - 99.3%
(Cost $85,966,618) 83,022,407
Other assets less liabilities - 0.7% 619,304
NET ASSETS - 100.0% $83,641,711
Percentages shown are based on Net Assets.
Abbreviations
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
UMBS — Uniform Mortgage-Backed Securities
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 591,999
Aggregate gross unrealized depreciation (3,678,343)
Net unrealized depreciation $ (3,086,344)
Federal income tax cost $ 86,108,751
Security Type % of Net Assets
Mortgage-Backed Securities 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 240
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
April 30, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 98 .6%
Aerospace & Defense - 0 .9%
General Dynamics Corp.
3.50%, 4/1/2027(a) $ 250,000 $ 248,099
2.63%, 11/15/2027 25,000 24,146
HEICO Corp.
5.25%, 8/1/2028(a) 400,000 408,541
5.35%, 8/1/2033(a) 300,000 303,430
Hexcel Corp.
4.20%, 2/15/2027(b) 200,000 197,067
Howmet Aerospace, Inc.
5.90%, 2/1/2027(a) 150,000 153,573
6.75%, 1/15/2028 150,000 158,016
3.00%, 1/15/2029(a) 400,000 379,613
L3Harris Technologies, Inc.
5.40%, 1/15/2027 100,000 101,586
Leidos, Inc.
4.38%, 5/15/2030 352,000 341,874
2.30%, 2/15/2031 250,000 216,093
5.40%, 3/15/2032 100,000 100,733
5.75%, 3/15/2033 380,000 389,337
5.50%, 3/15/2035 250,000 248,819
RTX Corp.
5.75%, 11/8/2026(a) 425,000 433,140
3.50%, 3/15/2027 25,000 24,637
Textron, Inc.
3.65%, 3/15/2027(a) 475,000 466,963
3.90%, 9/17/2029 200,000 191,984
3.00%, 6/1/2030 150,000 137,188
6.10%, 11/15/2033(a) 100,000 104,133
4,628,972
Air Freight & Logistics - 0 .1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028(a) 250,000 247,812
Automobile Components - 0 .0% (c)
Lear Corp.
4.25%, 5/15/2029 150,000 145,961
Banks - 25 .6%
Australia & New Zealand Banking Group Ltd.
4.90%, 7/16/2027 300,000 305,243
Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(d) 250,000 258,642
7.88%, 11/15/2034(d) 500,000 558,765
6.03%, 3/13/2035(d) 400,000 408,877
Banco Santander SA
4.25%, 4/11/2027 200,000 198,791
1.72%, 9/14/2027(d) 102,000 97,952
5.55%, 3/14/2028(a)(d) 400,000 406,134
5.37%, 7/15/2028(d) 200,000 203,836
3.31%, 6/27/2029 50,000 47,533
5.54%, 3/14/2030(a)(d) 50,000 51,314
2.75%, 12/3/2030 200,000 175,340
2.96%, 3/25/2031(a) 125,000 112,764
6.92%, 8/8/2033 1,200,000 1,275,983
6.35%, 3/14/2034(a) 570,000 582,332
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 25.6% (continued)
Bank of America Corp.
1.73%, 7/22/2027(a)(d) $ 849,000 $ 820,810
5.93%, 9/15/2027(d) 340,000 346,495
3.25%, 10/21/2027(a) 170,000 166,373
3.82%, 1/20/2028(d) 800,000 790,925
2.55%, 2/4/2028(d) 150,000 145,127
3.71%, 4/24/2028(d) 1,224,000 1,206,419
4.38%, 4/27/2028(d) 829,000 827,632
3.59%, 7/21/2028(d) 1,100,000 1,079,706
4.95%, 7/22/2028(d) 685,000 692,345
6.20%, 11/10/2028(d) 729,000 758,847
3.42%, 12/20/2028(a)(d) 1,800,000 1,750,707
Series FIX, 4.98%,
1/24/2029(d) 500,000 506,634
3.97%, 3/5/2029(d) 350,000 345,077
5.20%, 4/25/2029(d) 300,000 306,438
2.09%, 6/14/2029(d) 150,000 139,690
2.59%, 4/29/2031(d) 275,000 248,477
1.92%, 10/24/2031(d) 150,000 129,382
2.30%, 7/21/2032(d) 250,000 214,830
5.02%, 7/22/2033(d) 50,000 49,845
5.29%, 4/25/2034(a)(d) 281,000 281,764
5.87%, 9/15/2034(d) 50,000 52,096
5.47%, 1/23/2035(d) 500,000 507,156
5.43%, 8/15/2035(a)(d) 1,025,000 1,003,232
5.52%, 10/25/2035(d) 600,000 588,500
5.74%, 2/12/2036(d) 350,000 349,249
2.48%, 9/21/2036(d) 1,075,000 896,927
3.85%, 3/8/2037(d) 1,475,000 1,315,141
Bank of Montreal
5.72%, 9/25/2028 100,000 104,080
3.80%, 12/15/2032(a)(d) 1,195,000 1,156,117
3.09%, 1/10/2037(d) 600,000 506,830
7.70%, 5/26/2084(d) 500,000 508,955
7.30%, 11/26/2084(a)(d) 400,000 393,278
Bank of Nova Scotia (The)
4.40%, 9/8/2028(d) 50,000 49,940
4.93%, 2/14/2029(a)(d) 600,000 606,758
5.13%, 2/14/2031(d) 350,000 355,450
4.59%, 5/4/2037(d) 1,100,000 1,015,718
Series 2, 3.63%,
10/27/2081(d) 350,000 308,352
8.63%, 10/27/2082(d) 300,000 310,152
8.00%, 1/27/2084(a)(d) 350,000 358,123
7.35%, 4/27/2085(d) 250,000 247,367
Bank OZK
2.75%, 10/1/2031(d) 151,000 129,745
BankUnited, Inc.
5.13%, 6/11/2030 180,000 172,870
Barclays plc
5.20%, 5/12/2026(a) 272,000 272,474
4.34%, 1/10/2028 50,000 49,657
4.97%, 5/16/2029(d) 200,000 200,877

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
241 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 25.6% (continued)
Barclays plc (continued)
5.09%, 6/20/2030(d) $ 900,000 $ 892,904
7.44%, 11/2/2033(a)(d) 200,000 223,192
7.12%, 6/27/2034(a)(d) 450,000 481,961
3.56%, 9/23/2035(a)(d) 550,000 501,224
Canadian Imperial Bank of Commerce
5.00%, 4/28/2028 25,000 25,492
4.86%, 3/30/2029(d) 1,000,000 1,009,023
5.25%, 1/13/2031(d) 400,000 408,193
6.95%, 1/28/2085(d) 200,000 192,842
Citibank NA
4.93%, 8/6/2026 50,000 50,388
Citigroup, Inc.
1.46%, 6/9/2027(d) 25,000 24,150
4.45%, 9/29/2027 1,250,000 1,246,247
3.89%, 1/10/2028(a)(d) 750,000 742,130
3.07%, 2/24/2028(a)(d) 1,110,000 1,082,742
4.66%, 5/24/2028(a)(d) 350,000 351,165
3.67%, 7/24/2028(d) 1,510,000 1,481,995
3.52%, 10/27/2028(d) 786,000 766,663
5.17%, 2/13/2030(d) 400,000 405,883
3.98%, 3/20/2030(d) 707,000 688,086
4.54%, 9/19/2030(a)(d) 650,000 643,390
2.98%, 11/5/2030(a)(d) 1,000,000 928,059
2.67%, 1/29/2031(d) 526,000 477,756
4.41%, 3/31/2031(d) 1,100,000 1,079,965
2.57%, 6/3/2031(a)(d) 100,000 89,535
6.63%, 6/15/2032 250,000 269,655
5.88%, 2/22/2033 100,000 103,108
3.79%, 3/17/2033(d) 350,000 321,710
4.91%, 5/24/2033(a)(d) 150,000 147,394
6.00%, 10/31/2033(a) 135,000 139,835
6.27%, 11/17/2033(a)(d) 203,000 215,152
6.17%, 5/25/2034(d) 1,650,000 1,688,883
5.59%, 11/19/2034(a)(d) 350,000 352,113
5.83%, 2/13/2035(d) 1,050,000 1,043,819
5.45%, 6/11/2035(a)(d) 150,000 150,519
6.02%, 1/24/2036(d) 350,000 350,964
5.33%, 3/27/2036(d) 50,000 49,595
5.41%, 9/19/2039(d) 500,000 477,244
Citizens Bank NA
4.58%, 8/9/2028(d) 450,000 449,757
Citizens Financial Group, Inc.
2.85%, 7/27/2026 25,000 24,366
5.72%, 7/23/2032(d) 150,000 152,523
2.64%, 9/30/2032(a) 300,000 243,227
5.64%, 5/21/2037(a)(d) 250,000 242,305
Comerica Bank
5.33%, 8/25/2033(d) 250,000 236,355
Comerica, Inc.
4.00%, 2/1/2029 683,000 651,943
5.98%, 1/30/2030(d) 450,000 455,527
Commonwealth Bank of Australia
4.58%, 11/27/2026 150,000 151,393
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 25.6% (continued)
Cooperatieve Rabobank UA
3.75%, 7/21/2026 $ 150,000 $ 148,364
4.88%, 1/21/2028 50,000 51,020
4.80%, 1/9/2029 250,000 254,046
4.49%, 10/17/2029(a) 250,000 251,299
Discover Bank
3.45%, 7/27/2026(a) 502,000 494,175
4.65%, 9/13/2028(a) 477,000 476,176
2.70%, 2/6/2030 303,000 272,685
Fifth Third Bancorp
3.95%, 3/14/2028 2,000 1,974
6.36%, 10/27/2028(d) 955,000 992,782
6.34%, 7/27/2029(a)(d) 175,000 183,511
4.77%, 7/28/2030(a)(d) 506,000 504,291
5.63%, 1/29/2032(a)(d) 100,000 102,418
First Citizens BancShares, Inc.
6.25%, 3/12/2040(d) 250,000 238,345
First Horizon Bank
5.75%, 5/1/2030 250,000 251,151
First-Citizens Bank & Trust Co.
6.13%, 3/9/2028 200,000 206,413
FNB Corp.
5.72%, 12/11/2030(d) 50,000 49,888
HSBC Holdings plc
4.38%, 11/23/2026(a) 300,000 298,875
1.59%, 5/24/2027(d) 100,000 96,847
5.89%, 8/14/2027(d) 400,000 406,287
2.25%, 11/22/2027(a)(d) 450,000 433,518
4.04%, 3/13/2028(d) 1,064,000 1,052,805
5.60%, 5/17/2028(a)(d) 550,000 559,478
4.76%, 6/9/2028(d) 930,000 932,190
5.21%, 8/11/2028(d) 900,000 911,211
2.01%, 9/22/2028(d) 500,000 470,283
7.39%, 11/3/2028(d) 583,000 619,753
5.13%, 11/19/2028(a)(d) 200,000 202,156
4.90%, 3/3/2029(d) 200,000 201,068
6.16%, 3/9/2029(a)(d) 300,000 311,147
4.58%, 6/19/2029(d) 870,000 867,321
2.21%, 8/17/2029(d) 700,000 645,879
5.55%, 3/4/2030(d) 200,000 205,015
3.97%, 5/22/2030(d) 1,403,000 1,355,629
2.85%, 6/4/2031(d) 350,000 316,390
2.36%, 8/18/2031(d) 150,000 131,706
7.63%, 5/17/2032 125,000 140,260
4.76%, 3/29/2033(a)(d) 1,052,000 1,008,444
5.40%, 8/11/2033(a)(d) 402,000 406,446
8.11%, 11/3/2033(d) 950,000 1,082,891
6.25%, 3/9/2034(d) 500,000 528,700
6.55%, 6/20/2034(d) 1,000,000 1,044,916
7.40%, 11/13/2034(d) 250,000 274,783
5.87%, 11/18/2035(d) 350,000 345,952
5.45%, 3/3/2036(d) 100,000 99,371
Huntington Bancshares, Inc.
4.44%, 8/4/2028(d) 401,000 398,465
6.21%, 8/21/2029(d) 405,000 421,131

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 242
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 25.6% (continued)
Huntington Bancshares, Inc. (continued)
5.02%, 5/17/2033(d) $ 250,000 $ 241,357
5.71%, 2/2/2035(d) 400,000 400,724
2.49%, 8/15/2036(d) 250,000 205,884
6.14%, 11/18/2039(d) 250,000 247,211
Huntington National Bank (The)
5.65%, 1/10/2030 344,000 354,942
ING Groep NV
3.95%, 3/29/2027(a) 400,000 396,957
6.08%, 9/11/2027(d) 600,000 612,115
4.02%, 3/28/2028(a)(d) 700,000 693,927
5.55%, 3/19/2035(a)(d) 145,000 146,650
JPMorgan Chase & Co.
6.07%, 10/22/2027(a)(d) 350,000 358,778
5.04%, 1/23/2028(a)(d) 350,000 353,383
3.78%, 2/1/2028(d) 603,000 596,172
2.95%, 2/24/2028(d) 550,000 535,951
5.57%, 4/22/2028(a)(d) 100,000 102,266
4.32%, 4/26/2028(d) 1,002,000 1,000,705
3.54%, 5/1/2028(d) 435,000 427,392
2.18%, 6/1/2028(a)(d) 765,000 732,030
4.98%, 7/22/2028(d) 350,000 354,081
4.85%, 7/25/2028(a)(d) 968,000 978,435
4.51%, 10/22/2028(d) 300,000 300,848
3.51%, 1/23/2029(d) 350,000 341,495
4.92%, 1/24/2029(d) 1,150,000 1,166,276
4.01%, 4/23/2029(d) 350,000 346,717
5.58%, 4/22/2030(d) 425,000 440,409
4.57%, 6/14/2030(a)(d) 150,000 149,885
5.00%, 7/22/2030(d) 550,000 557,953
8.75%, 9/1/2030 635,000 748,065
2.74%, 10/15/2030(a)(d) 625,000 578,222
4.49%, 3/24/2031(a)(d) 100,000 99,319
2.52%, 4/22/2031(d) 150,000 135,750
2.96%, 5/13/2031(d) 1,153,000 1,053,822
1.76%, 11/19/2031(d) 100,000 85,667
1.95%, 2/4/2032(d) 100,000 85,857
5.72%, 9/14/2033(d) 1,475,000 1,521,517
6.25%, 10/23/2034(d) 250,000 268,505
5.29%, 7/22/2035(d) 250,000 250,405
KeyBank NA
3.40%, 5/20/2026 305,000 300,490
5.85%, 11/15/2027 550,000 564,839
3.90%, 4/13/2029 400,000 380,023
4.90%, 8/8/2032 350,000 326,428
5.00%, 1/26/2033 50,000 48,149
KeyCorp
2.25%, 4/6/2027 253,000 242,086
5.12%, 4/4/2031(d) 200,000 199,699
6.40%, 3/6/2035(a)(d) 350,000 366,635
Lloyds Banking Group plc
3.75%, 3/18/2028(d) 300,000 295,312
3.57%, 11/7/2028(d) 250,000 243,527
M&T Bank Corp.
4.55%, 8/16/2028(a)(d) 371,000 369,507
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 25.6% (continued)
M&T Bank Corp. (continued)
4.83%, 1/16/2029(a)(d) $ 250,000 $ 250,539
7.41%, 10/30/2029(a)(d) 700,000 753,019
6.08%, 3/13/2032(a)(d) 195,000 202,905
5.05%, 1/27/2034(d) 650,000 625,518
5.39%, 1/16/2036(d) 400,000 389,344
Manufacturers & Traders Trust Co.
3.40%, 8/17/2027(a) 353,000 342,508
4.70%, 1/27/2028 402,000 404,047
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/2029 100,000 97,688
3.20%, 7/18/2029 100,000 94,561
5.26%, 4/17/2030(a)(d) 175,000 178,815
5.41%, 4/19/2034(d) 50,000 50,892
5.43%, 4/17/2035(d) 250,000 252,068
Mizuho Financial Group, Inc.
5.67%, 5/27/2029(a)(d) 175,000 180,648
5.78%, 7/6/2029(a)(d) 200,000 207,105
4.25%, 9/11/2029(d) 50,000 49,478
2.17%, 5/22/2032(a)(d) 50,000 42,773
5.59%, 7/10/2035(d) 250,000 254,232
Morgan Stanley Bank NA
4.95%, 1/14/2028(d) 75,000 75,606
5.50%, 5/26/2028(d) 250,000 254,987
National Australia Bank Ltd.
2.50%, 7/12/2026 50,000 49,103
National Bank of Canada
5.60%, 7/2/2027(a)(d) 150,000 151,781
4.50%, 10/10/2029 550,000 547,625
NatWest Group plc
1.64%, 6/14/2027(d) 200,000 193,401
5.58%, 3/1/2028(d) 100,000 101,694
3.07%, 5/22/2028(a)(d) 275,000 266,879
5.52%, 9/30/2028(a)(d) 350,000 356,984
4.89%, 5/18/2029(d) 300,000 301,736
5.81%, 9/13/2029(a)(d) 200,000 206,794
5.08%, 1/27/2030(a)(d) 243,000 244,897
4.45%, 5/8/2030(a)(d) 435,000 428,385
6.02%, 3/2/2034(d) 250,000 260,482
6.48%, 6/1/2034(d) 600,000 621,361
3.03%, 11/28/2035(a)(d) 400,000 353,959
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026 150,000 146,944
1.15%, 8/13/2026 50,000 47,985
3.45%, 4/23/2029(a) 100,000 96,600
2.31%, 4/23/2032(d) 200,000 172,700
4.81%, 10/21/2032(d) 100,000 99,133
4.63%, 6/6/2033(d) 50,000 47,323
6.04%, 10/28/2033(d) 100,000 104,487
Regions Financial Corp.
5.72%, 6/6/2030(a)(d) 150,000 153,347
5.50%, 9/6/2035(a)(d) 350,000 342,741
Royal Bank of Canada
1.15%, 7/14/2026 50,000 48,246
5.20%, 7/20/2026(a) 150,000 151,814

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
243 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 25.6% (continued)
Royal Bank of Canada (continued)
5.20%, 8/1/2028(a) $ 50,000 $ 51,336
4.97%, 1/24/2029(d) 300,000 304,245
4.97%, 8/2/2030(d) 250,000 253,200
4.65%, 10/18/2030(d) 150,000 149,720
5.15%, 2/4/2031(d) 150,000 152,627
2.30%, 11/3/2031 75,000 65,114
7.50%, 5/2/2084(d) 400,000 410,890
6.35%, 11/24/2084(d) 500,000 458,726
Santander Holdings USA, Inc.
2.49%, 1/6/2028(a)(d) 850,000 815,808
6.50%, 3/9/2029(a)(d) 645,000 668,745
6.57%, 6/12/2029(d) 150,000 155,664
6.17%, 1/9/2030(a)(d) 250,000 257,413
5.35%, 9/6/2030(a)(d) 700,000 701,797
6.34%, 5/31/2035(d) 350,000 357,631
Santander UK Group Holdings plc
1.67%, 6/14/2027(d) 200,000 193,031
2.47%, 1/11/2028(d) 325,000 312,506
3.82%, 11/3/2028(d) 300,000 292,715
6.53%, 1/10/2029(a)(d) 500,000 520,905
5.69%, 4/15/2031(a)(d) 200,000 205,047
Sumitomo Mitsui Financial Group, Inc.
5.72%, 9/14/2028 50,000 51,972
3.04%, 7/16/2029 150,000 141,088
5.42%, 7/9/2031 400,000 411,554
5.81%, 9/14/2033 50,000 52,528
5.56%, 7/9/2034 100,000 102,331
Synovus Bank
5.63%, 2/15/2028 350,000 351,193
Synovus Financial Corp.
6.17%, 11/1/2030(d) 200,000 201,800
Toronto-Dominion Bank (The)
5.16%, 1/10/2028(a) 50,000 51,056
2.00%, 9/10/2031 25,000 21,561
3.63%, 9/15/2031(d) 1,605,000 1,574,012
4.46%, 6/8/2032 100,000 97,220
5.15%, 9/10/2034(d) 450,000 445,870
8.13%, 10/31/2082(d) 855,000 883,715
7.25%, 7/31/2084(a)(d) 400,000 397,363
Truist Bank
3.30%, 5/15/2026 380,000 375,071
3.80%, 10/30/2026 610,000 603,354
2.25%, 3/11/2030 500,000 440,406
Truist Financial Corp.
6.05%, 6/8/2027(d) 250,000 254,096
4.12%, 6/6/2028(a)(d) 450,000 447,671
4.87%, 1/26/2029(a)(d) 625,000 629,827
3.88%, 3/19/2029 500,000 483,316
7.16%, 10/30/2029(a)(d) 875,000 944,661
5.44%, 1/24/2030(a)(d) 575,000 587,496
4.92%, 7/28/2033(d) 950,000 907,454
6.12%, 10/28/2033(d) 350,000 365,979
5.12%, 1/26/2034(d) 600,000 587,319
5.87%, 6/8/2034(d) 694,000 711,031
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 25.6% (continued)
Truist Financial Corp. (continued)
5.71%, 1/24/2035(a)(d) $ 1,050,000 $ 1,068,122
US Bancorp
Series V, 2.38%, 7/22/2026 50,000 48,996
Series X, 3.15%, 4/27/2027(a) 75,000 73,592
4.55%, 7/22/2028(a)(d) 300,000 300,837
4.65%, 2/1/2029(a)(d) 100,000 100,332
5.78%, 6/12/2029(a)(d) 400,000 413,778
1.38%, 7/22/2030(a) 55,000 46,839
4.97%, 7/22/2033(a)(d) 401,000 387,784
5.68%, 1/23/2035(d) 500,000 509,477
2.49%, 11/3/2036(d) 550,000 455,109
Webster Financial Corp.
4.10%, 3/25/2029 115,000 110,222
Wells Fargo & Co.
3.53%, 3/24/2028(d) 305,000 299,914
3.58%, 5/22/2028(d) 500,000 490,967
2.39%, 6/2/2028(d) 975,000 934,731
4.81%, 7/25/2028(d) 600,000 603,763
5.57%, 7/25/2029(d) 50,000 51,441
Wells Fargo Bank NA
5.45%, 8/7/2026(a) 100,000 101,430
5.25%, 12/11/2026 100,000 101,594
Westpac Banking Corp.
2.85%, 5/13/2026(a) 100,000 98,687
1.15%, 6/3/2026 400,000 387,338
3.35%, 3/8/2027 75,000 74,155
5.46%, 11/18/2027(a) 250,000 258,367
3.40%, 1/25/2028(a) 75,000 73,788
5.54%, 11/17/2028(a) 50,000 52,344
1.95%, 11/20/2028(a) 200,000 185,623
5.05%, 4/16/2029(a) 25,000 25,769
2.15%, 6/3/2031 50,000 44,014
4.32%, 11/23/2031(a)(d) 804,000 797,767
5.41%, 8/10/2033(a)(d) 515,000 510,739
6.82%, 11/17/2033 400,000 435,054
4.11%, 7/24/2034(a)(d) 754,000 721,484
2.67%, 11/15/2035(a)(d) 900,000 782,879
5.62%, 11/20/2035(d) 550,000 545,117
3.02%, 11/18/2036(d) 600,000 517,767
Wintrust Financial Corp.
4.85%, 6/6/2029 150,000 145,266
Zions Bancorp NA
3.25%, 10/29/2029 252,000 225,703
6.82%, 11/19/2035(d) 250,000 246,568
129,992,822
Beverages - 0 .6%
Coca-Cola Co. (The)
3.45%, 3/25/2030(a) 153,000 148,560
1.65%, 6/1/2030 450,000 397,306
4.65%, 8/14/2034(a) 350,000 349,852
Constellation Brands, Inc.
3.70%, 12/6/2026(a) 85,000 84,005
3.60%, 2/15/2028(a) 50,000 48,789
4.80%, 1/15/2029 50,000 50,326

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 244
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 0.6% (continued)
Constellation Brands, Inc. (continued)
3.15%, 8/1/2029(a) $ 202,000 $ 190,182
2.88%, 5/1/2030 200,000 183,376
2.25%, 8/1/2031 200,000 171,139
4.75%, 5/9/2032(a) 150,000 146,962
4.90%, 5/1/2033 174,000 169,789
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 2/16/2029 100,000 101,216
4.70%, 2/16/2034 150,000 148,754
PepsiCo, Inc.
2.63%, 7/29/2029(a) 50,000 47,123
2.75%, 3/19/2030 300,000 280,431
1.63%, 5/1/2030(a) 300,000 264,484
2,782,294
Biotechnology - 0 .4%
Biogen, Inc.
2.25%, 5/1/2030(a) 200,000 177,865
Gilead Sciences, Inc.
2.95%, 3/1/2027(a) 175,000 171,614
4.80%, 11/15/2029 700,000 712,290
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030(a) 815,000 696,781
1,758,550
Broadline Retail - 0 .2%
eBay, Inc.
1.40%, 5/10/2026(a) 400,000 387,455
3.60%, 6/5/2027(a) 250,000 246,099
2.70%, 3/11/2030 250,000 228,636
6.30%, 11/22/2032 300,000 323,266
1,185,456
Building Products - 0 .8%
Allegion plc
3.50%, 10/1/2029(a) 152,000 144,307
Carlisle Cos., Inc.
3.75%, 12/1/2027 350,000 342,938
2.75%, 3/1/2030(a) 275,000 251,536
2.20%, 3/1/2032 300,000 248,480
CRH SMW Finance DAC
5.20%, 5/21/2029(a) 250,000 255,524
5.13%, 1/9/2030 200,000 203,851
Holcim Finance US LLC
5.40%, 4/7/2035(e) 50,000 49,975
Lennox International, Inc.
5.50%, 9/15/2028 400,000 410,515
Masco Corp.
3.50%, 11/15/2027 150,000 146,572
1.50%, 2/15/2028 201,000 184,818
2.00%, 10/1/2030 300,000 257,769
2.00%, 2/15/2031 250,000 211,855
Trane Technologies Financing Ltd.
3.80%, 3/21/2029 812,000 795,460
5.25%, 3/3/2033(a) 130,000 132,737
5.10%, 6/13/2034 340,000 341,025
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Building Products - 0.8% (continued)
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028(a) $ 250,000 $ 245,692
4,223,054
Capital Markets - 7 .5%
Affiliated Managers Group, Inc.
3.30%, 6/15/2030(a) 200,000 186,493
5.50%, 8/20/2034 200,000 194,808
Ameriprise Financial, Inc.
5.70%, 12/15/2028(a) 450,000 471,250
5.15%, 5/15/2033 175,000 177,127
Apollo Debt Solutions BDC
6.90%, 4/13/2029(a) 225,000 231,339
6.70%, 7/29/2031 400,000 407,065
6.55%, 3/15/2032(e) 200,000 201,188
Ares Capital Corp.
2.15%, 7/15/2026 50,000 48,218
7.00%, 1/15/2027 5,000 5,138
5.80%, 3/8/2032 200,000 195,385
Ares Strategic Income Fund
5.70%, 3/15/2028(a)(e) 650,000 648,799
6.35%, 8/15/2029(a)(e) 50,000 50,954
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 227,000 216,877
5.95%, 3/15/2030 200,000 195,939
Bank of New York Mellon (The)
4.73%, 4/20/2029(d) 100,000 101,412
Bank of New York Mellon Corp. (The)
3.30%, 8/23/2029 150,000 142,937
Blackstone Private Credit Fund
2.63%, 12/15/2026(a) 652,000 625,482
3.25%, 3/15/2027 650,000 626,080
4.95%, 9/26/2027(e) 150,000 148,586
7.30%, 11/27/2028 200,000 211,595
4.00%, 1/15/2029 775,000 732,084
5.95%, 7/16/2029 300,000 301,541
5.60%, 11/22/2029(a)(e) 100,000 98,484
6.25%, 1/25/2031(a) 175,000 177,969
6.00%, 1/29/2032 350,000 347,083
6.00%, 11/22/2034(a)(e) 400,000 381,667
Blackstone Reg Finance Co. LLC
5.00%, 12/6/2034(a) 250,000 244,966
Blackstone Secured Lending Fund
2.75%, 9/16/2026 252,000 243,523
2.13%, 2/15/2027 302,000 285,788
5.88%, 11/15/2027 150,000 151,882
5.35%, 4/13/2028(a) 850,000 847,622
2.85%, 9/30/2028(a) 350,000 319,904
Blue Owl Capital Corp.
3.40%, 7/15/2026 440,000 427,668
2.63%, 1/15/2027 50,000 47,405
2.88%, 6/11/2028(a) 450,000 410,474
5.95%, 3/15/2029 700,000 694,734
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 400,000 385,302
4.70%, 2/8/2027(a) 350,000 345,193

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
245 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.5% (continued)
Blue Owl Credit Income Corp. (continued)
7.75%, 9/16/2027(a) $ 450,000 $ 466,356
7.95%, 6/13/2028 50,000 52,744
7.75%, 1/15/2029 200,000 210,148
6.60%, 9/15/2029(a)(e) 400,000 404,458
5.80%, 3/15/2030(e) 500,000 489,602
6.65%, 3/15/2031(a) 50,000 50,521
Blue Owl Finance LLC
6.25%, 4/18/2034(a) 50,000 50,447
Blue Owl Technology Finance Corp.
2.50%, 1/15/2027 205,000 193,023
6.10%, 3/15/2028(e) 500,000 496,335
6.75%, 4/4/2029 150,000 150,324
Brookfield Finance I UK plc
2.34%, 1/30/2032 25,000 20,822
Brookfield Finance, Inc.
4.85%, 3/29/2029 50,000 50,269
6.35%, 1/5/2034(a) 100,000 105,500
Carlyle Secured Lending, Inc.
6.75%, 2/18/2030 100,000 101,049
Cboe Global Markets, Inc.
3.65%, 1/12/2027 151,000 149,820
1.63%, 12/15/2030 1,000 856
Charles Schwab Corp. (The)
5.64%, 5/19/2029(d) 100,000 103,706
6.14%, 8/24/2034(d) 100,000 106,254
CI Financial Corp.
3.20%, 12/17/2030 200,000 174,528
CME Group, Inc.
2.65%, 3/15/2032(a) 150,000 133,455
Deutsche Bank AG
7.15%, 7/13/2027(d) 350,000 359,086
2.31%, 11/16/2027(d) 150,000 144,432
5.71%, 2/8/2028(d) 100,000 101,546
5.37%, 1/10/2029(d) 150,000 152,011
5.88%, 7/8/2031(d) 200,000 201,775
3.55%, 9/18/2031(d) 250,000 231,157
3.73%, 1/14/2032(a)(d) 650,000 585,582
4.88%, 12/1/2032(a)(d) 653,000 638,052
3.74%, 1/7/2033(a)(d) 550,000 485,125
7.08%, 2/10/2034(d) 800,000 835,630
FactSet Research Systems, Inc.
2.90%, 3/1/2027 200,000 193,269
3.45%, 3/1/2032(a) 250,000 223,364
Franklin Resources, Inc.
1.60%, 10/30/2030(a) 50,000 42,813
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026(a) 200,000 197,401
5.95%, 1/15/2027(a) 50,000 51,353
3.85%, 1/26/2027 125,000 123,943
1.54%, 9/10/2027(d) 150,000 144,032
2.64%, 2/24/2028(d) 150,000 145,059
3.69%, 6/5/2028(a)(d) 200,000 196,775
4.48%, 8/23/2028(a)(d) 400,000 400,218
3.81%, 4/23/2029(d) 120,000 117,715
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.5% (continued)
Goldman Sachs Group, Inc. (The) (continued)
4.22%, 5/1/2029(d) $ 370,000 $ 366,453
6.48%, 10/24/2029(d) 150,000 159,135
2.60%, 2/7/2030(a) 100,000 91,335
3.80%, 3/15/2030 120,000 115,606
5.73%, 4/25/2030(a)(d) 300,000 310,964
5.05%, 7/23/2030(a)(d) 70,000 70,834
1.99%, 1/27/2032(d) 120,000 102,279
2.62%, 4/22/2032(a)(d) 100,000 87,905
2.38%, 7/21/2032(d) 193,000 166,246
2.65%, 10/21/2032(d) 450,000 390,495
6.13%, 2/15/2033(a) 50,000 53,805
3.10%, 2/24/2033(d) 400,000 352,754
6.56%, 10/24/2034(a)(d) 50,000 54,475
5.85%, 4/25/2035(d) 150,000 154,664
5.33%, 7/23/2035(d) 200,000 198,767
5.02%, 10/23/2035(a)(d) 300,000 290,689
Janus Henderson US Holdings, Inc.
5.45%, 9/10/2034 150,000 143,709
LPL Holdings, Inc.
5.70%, 5/20/2027(a) 450,000 458,662
6.75%, 11/17/2028(a) 200,000 212,599
6.00%, 5/20/2034(a) 450,000 457,840
Moody's Corp.
3.25%, 1/15/2028 190,000 185,724
4.25%, 2/1/2029(a) 202,000 201,172
2.00%, 8/19/2031(a) 503,000 431,201
4.25%, 8/8/2032(a) 225,000 217,177
5.00%, 8/5/2034(a) 200,000 199,178
Morgan Stanley
3.13%, 7/27/2026 10,000 9,859
3.63%, 1/20/2027 75,000 74,305
5.65%, 4/13/2028(d) 150,000 153,147
3.77%, 1/24/2029(d) 150,000 147,290
4.99%, 4/12/2029(d) 850,000 861,595
5.16%, 4/20/2029(d) 150,000 152,712
5.45%, 7/20/2029(d) 100,000 102,658
4.43%, 1/23/2030(d) 13,000 12,902
5.66%, 4/18/2030(d) 150,000 155,149
5.04%, 7/19/2030(d) 500,000 506,166
4.65%, 10/18/2030(d) 350,000 348,883
5.23%, 1/15/2031(a)(d) 600,000 611,753
2.70%, 1/22/2031(d) 270,000 246,621
3.62%, 4/1/2031(d) 50,000 47,448
1.93%, 4/28/2032(d) 170,000 143,259
2.24%, 7/21/2032(d) 196,000 167,124
2.51%, 10/20/2032(d) 86,000 74,251
2.94%, 1/21/2033(d) 250,000 219,594
4.89%, 7/20/2033(d) 5,000 4,931
6.34%, 10/18/2033(a)(d) 153,000 163,836
5.25%, 4/21/2034(d) 182,000 182,000
5.42%, 7/21/2034(d) 150,000 151,578
6.63%, 11/1/2034(d) 86,000 93,602
5.47%, 1/18/2035(d) 300,000 303,048
5.83%, 4/19/2035(d) 150,000 154,881

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 246
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.5% (continued)
Morgan Stanley (continued)
5.32%, 7/19/2035(a)(d) $ 200,000 $ 199,097
5.59%, 1/18/2036(d) 150,000 152,164
Nasdaq, Inc.
3.85%, 6/30/2026(a) 400,000 398,009
5.35%, 6/28/2028(a) 45,000 46,254
5.55%, 2/15/2034(a) 627,000 643,593
Nomura Holdings, Inc.
2.68%, 7/16/2030(a) 250,000 223,363
5.78%, 7/3/2034(a) 175,000 177,919
Nuveen Churchill Direct Lending Corp.
6.65%, 3/15/2030 50,000 50,814
S&P Global, Inc.
2.95%, 1/22/2027(a) 250,000 245,258
2.45%, 3/1/2027 900,000 874,398
4.75%, 8/1/2028 100,000 101,557
2.70%, 3/1/2029(a) 627,000 591,873
4.25%, 5/1/2029(a) 1,000,000 996,816
2.50%, 12/1/2029(a) 250,000 231,274
1.25%, 8/15/2030 200,000 170,732
2.90%, 3/1/2032 875,000 783,801
5.25%, 9/15/2033 200,000 204,845
State Street Corp.
4.53%, 2/20/2029(a)(d) 350,000 351,914
2.40%, 1/24/2030 75,000 69,025
2.20%, 3/3/2031 50,000 43,663
4.16%, 8/4/2033(d) 50,000 47,553
Stifel Financial Corp.
4.00%, 5/15/2030 196,000 186,831
UBS AG
4.86%, 1/10/2028(a)(d) 250,000 251,707
38,215,236
Chemicals - 0 .6%
Cabot Corp.
3.40%, 9/15/2026 50,000 49,284
CF Industries, Inc.
5.15%, 3/15/2034 350,000 338,869
Huntsman International LLC
4.50%, 5/1/2029(a) 400,000 377,038
LYB International Finance III LLC
5.50%, 3/1/2034(a) 200,000 194,452
NewMarket Corp.
2.70%, 3/18/2031 200,000 176,037
PPG Industries, Inc.
3.75%, 3/15/2028(a) 200,000 196,956
RPM International, Inc.
4.55%, 3/1/2029(a) 150,000 148,888
2.95%, 1/15/2032 200,000 173,363
Sherwin-Williams Co. (The)
3.45%, 6/1/2027(a) 225,000 221,138
2.95%, 8/15/2029(a) 701,000 655,949
2.30%, 5/15/2030(a) 350,000 313,172
4.80%, 9/1/2031(a) 150,000 150,171
2.20%, 3/15/2032 150,000 126,612
3,121,929
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0 .7%
Cintas Corp. No. 2
3.70%, 4/1/2027 $ 500,000 $ 495,234
4.00%, 5/1/2032 265,000 253,571
RELX Capital, Inc.
4.00%, 3/18/2029 852,000 842,149
3.00%, 5/22/2030 352,000 329,045
4.75%, 5/20/2032(a) 200,000 198,705
5.25%, 3/27/2035 50,000 50,482
Republic Services, Inc.
3.38%, 11/15/2027 50,000 49,118
3.95%, 5/15/2028 1,000 994
4.88%, 4/1/2029(a) 150,000 152,665
5.00%, 11/15/2029 50,000 51,172
2.30%, 3/1/2030 100,000 90,988
1.45%, 2/15/2031 2,000 1,683
Veralto Corp.
5.50%, 9/18/2026 450,000 456,382
5.35%, 9/18/2028 275,000 283,817
5.45%, 9/18/2033(a) 300,000 305,977
Waste Connections, Inc.
5.00%, 3/1/2034 150,000 150,495
3,712,477
Communications Equipment - 0 .9%
Cisco Systems, Inc.
4.85%, 2/26/2029(a) 275,000 282,009
4.95%, 2/26/2031 450,000 462,987
5.05%, 2/26/2034 225,000 227,734
5.10%, 2/24/2035(a) 100,000 101,307
Juniper Networks, Inc.
3.75%, 8/15/2029(a) 201,000 194,637
2.00%, 12/10/2030(a) 200,000 171,745
Motorola Solutions, Inc.
4.60%, 2/23/2028 401,000 403,364
5.00%, 4/15/2029 250,000 254,053
4.60%, 5/23/2029(a) 428,000 428,102
2.30%, 11/15/2030 402,000 354,167
2.75%, 5/24/2031(a) 650,000 577,333
5.60%, 6/1/2032 250,000 258,558
5.40%, 4/15/2034 550,000 555,719
Nokia OYJ
4.38%, 6/12/2027(a) 175,000 172,764
4,444,479
Construction & Engineering - 0 .0% (c)
Quanta Services, Inc.
4.75%, 8/9/2027(a) 150,000 150,813
Construction Materials - 0 .3%
Eagle Materials, Inc.
2.50%, 7/1/2031(a) 400,000 349,125
Martin Marietta Materials, Inc.
Series CB, 2.50%,
3/15/2030(a) 110,000 99,858
2.40%, 7/15/2031(a) 203,000 176,111
5.15%, 12/1/2034 200,000 198,912
Vulcan Materials Co.
3.90%, 4/1/2027 50,000 49,397

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
247 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction Materials - 0.3% (continued)
Vulcan Materials Co. (continued)
3.50%, 6/1/2030(a) $ 175,000 $ 165,852
5.35%, 12/1/2034(a) 500,000 503,650
1,542,905
Consumer Finance - 1 .1%
AerCap Ireland Capital DAC
4.95%, 9/10/2034 100,000 95,835
6.95%, 3/10/2055(d) 450,000 451,871
American Express Co.
1.65%, 11/4/2026(a) 100,000 96,201
2.55%, 3/4/2027 20,000 19,401
3.30%, 5/3/2027 200,000 196,606
5.10%, 2/16/2028(d) 505,000 511,401
5.53%, 4/25/2030(a)(d) 25,000 25,854
5.09%, 1/30/2031(d) 250,000 254,541
4.99%, 5/26/2033(a)(d) 378,000 369,785
5.04%, 5/1/2034(a)(d) 100,000 99,755
5.63%, 7/28/2034(d) 435,000 438,111
5.92%, 4/25/2035(d) 250,000 256,642
Capital One Financial Corp.
3.75%, 7/28/2026 50,000 49,403
6.18%, 1/30/2036(d) 200,000 197,509
Caterpillar Financial Services Corp.
1.15%, 9/14/2026 25,000 24,048
5.00%, 5/14/2027 40,000 40,792
Ford Motor Credit Co. LLC
7.35%, 11/4/2027 200,000 205,909
7.20%, 6/10/2030 300,000 308,865
Synchrony Financial
3.70%, 8/4/2026 270,000 264,367
3.95%, 12/1/2027 705,000 686,289
5.15%, 3/19/2029 662,000 654,577
5.94%, 8/2/2030(a)(d) 50,000 50,638
2.88%, 10/28/2031 475,000 402,462
5,700,862
Consumer Staples Distribution & Retail - 0 .8%
Costco Wholesale Corp.
1.38%, 6/20/2027(a) 475,000 451,771
1.60%, 4/20/2030(a) 900,000 797,734
1.75%, 4/20/2032(a) 570,000 482,455
Kroger Co. (The)
2.65%, 10/15/2026 50,000 48,740
Series B, 7.70%, 6/1/2029 100,000 111,093
8.00%, 9/15/2029 50,000 56,452
Sysco Corp.
3.30%, 7/15/2026 525,000 517,779
3.25%, 7/15/2027(a) 280,000 273,689
5.75%, 1/17/2029(a) 350,000 364,229
2.40%, 2/15/2030(a) 220,000 199,308
5.95%, 4/1/2030 445,000 468,556
6.00%, 1/17/2034(a) 125,000 132,670
3,904,476
Containers & Packaging - 0 .3%
Amcor Flexibles North America, Inc.
3.10%, 9/15/2026 100,000 97,997
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 0.3% (continued)
AptarGroup, Inc.
3.60%, 3/15/2032(a) $ 195,000 $ 177,467
Avery Dennison Corp.
4.88%, 12/6/2028(a) 406,000 409,046
2.65%, 4/30/2030 100,000 90,096
2.25%, 2/15/2032 100,000 82,675
5.75%, 3/15/2033 200,000 203,627
Packaging Corp. of America
3.00%, 12/15/2029(a) 278,000 259,578
5.70%, 12/1/2033(a) 250,000 257,506
1,577,992
Distributors - 0 .1%
Genuine Parts Co.
4.95%, 8/15/2029(a) 50,000 50,247
2.75%, 2/1/2032 25,000 21,441
LKQ Corp.
5.75%, 6/15/2028 550,000 561,602
6.25%, 6/15/2033 50,000 51,581
684,871
Diversified REITs - 1 .3%
Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031(a) 150,000 126,365
Digital Realty Trust LP
REIT, 3.60%, 7/1/2029 50,000 48,171
GLP Capital LP
REIT, 5.75%, 6/1/2028 650,000 660,269
REIT, 5.30%, 1/15/2029(a) 500,000 499,513
REIT, 4.00%, 1/15/2030 315,000 296,929
REIT, 4.00%, 1/15/2031 400,000 370,984
REIT, 3.25%, 1/15/2032 455,000 392,041
REIT, 6.75%, 12/1/2033 200,000 210,856
REIT, 5.63%, 9/15/2034 250,000 244,410
Rayonier LP
REIT, 2.75%, 5/17/2031 250,000 217,294
Simon Property Group LP
REIT, 4.75%, 9/26/2034 500,000 478,050
VICI Properties LP
REIT, 4.75%, 2/15/2028 705,000 705,226
REIT, 4.95%, 2/15/2030 503,000 499,450
REIT, 5.13%, 11/15/2031 250,000 247,319
REIT, 5.13%, 5/15/2032(a) 740,000 724,209
REIT, 5.75%, 4/1/2034 300,000 301,586
REIT, 5.63%, 4/1/2035 300,000 296,875
WP Carey, Inc.
REIT, 4.25%, 10/1/2026 150,000 149,309
REIT, 2.45%, 2/1/2032 50,000 41,884
6,510,740
Diversified Telecommunication Services - 0 .4%
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b) 650,000 764,751
Koninklijke KPN NV
8.38%, 10/1/2030(a) 326,000 380,711
Sprint Capital Corp.
6.88%, 11/15/2028 700,000 748,705

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 248
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 0.4% (continued)
Sprint Capital Corp. (continued)
8.75%, 3/15/2032 $ 250,000 $ 300,071
2,194,238
Electric Utilities - 3 .1%
AEP Texas, Inc.
4.70%, 5/15/2032 50,000 48,524
5.70%, 5/15/2034 500,000 503,031
American Electric Power Co., Inc.
5.20%, 1/15/2029(a) 550,000 561,188
2.30%, 3/1/2030 250,000 223,859
5.63%, 3/1/2033(a) 250,000 256,175
6.95%, 12/15/2054(d) 150,000 150,889
7.05%, 12/15/2054(d) 500,000 504,529
3.88%, 2/15/2062(d) 91,000 85,483
Appalachian Power Co.
5.65%, 4/1/2034(a) 200,000 202,792
Duke Energy Corp.
2.65%, 9/1/2026 400,000 390,732
4.50%, 8/15/2032 500,000 483,561
6.45%, 9/1/2054(a)(d) 300,000 300,631
3.25%, 1/15/2082(d) 551,000 516,975
Emera US Finance LP
3.55%, 6/15/2026 850,000 836,739
Enel Chile SA
4.88%, 6/12/2028 425,000 422,369
Entergy Corp.
7.13%, 12/1/2054(a)(d) 450,000 452,446
Evergy Metro, Inc.
5.40%, 4/1/2034 450,000 457,849
Evergy, Inc.
2.90%, 9/15/2029(a) 250,000 232,906
6.65%, 6/1/2055(d) 100,000 97,215
Exelon Corp.
6.50%, 3/15/2055(d) 250,000 248,552
Fortis, Inc.
3.06%, 10/4/2026 550,000 537,986
Interstate Power and Light Co.
5.70%, 10/15/2033 100,000 102,975
4.95%, 9/30/2034(a) 300,000 291,973
ITC Holdings Corp.
3.25%, 6/30/2026 450,000 443,040
MidAmerican Energy Co.
3.10%, 5/1/2027 225,000 220,884
3.65%, 4/15/2029(a) 503,000 492,925
6.75%, 12/30/2031 100,000 112,600
5.35%, 1/15/2034(a) 200,000 205,630
Nevada Power Co.
Series CC, 3.70%,
5/1/2029(a) 702,000 687,473
Series DD, 2.40%, 5/1/2030 200,000 181,379
NextEra Energy Capital Holdings, Inc.
6.75%, 6/15/2054(a)(d) 150,000 151,528
4.80%, 12/1/2077(a)(d) 61,000 57,363
5.65%, 5/1/2079(d) 97,000 93,699
3.80%, 3/15/2082(d) 110,000 103,048
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 3.1% (continued)
OGE Energy Corp.
5.45%, 5/15/2029(a) $ 150,000 $ 154,718
Oncor Electric Delivery Co. LLC
7.00%, 5/1/2032 100,000 111,579
4.15%, 6/1/2032(a) 250,000 239,071
PacifiCorp
5.10%, 2/15/2029(a) 300,000 305,985
3.50%, 6/15/2029 150,000 144,288
2.70%, 9/15/2030 200,000 179,912
5.30%, 2/15/2031 350,000 359,466
5.45%, 2/15/2034 990,000 997,159
7.38%, 9/15/2055(d) 250,000 253,768
PPL Capital Funding, Inc.
3.10%, 5/15/2026 500,000 492,968
Sierra Pacific Power Co.
2.60%, 5/1/2026 200,000 196,470
Southern Co. (The)
3.25%, 7/1/2026 400,000 394,698
5.11%, 8/1/2027(b) 625,000 634,680
Series 21-A, 3.75%,
9/15/2051(d) 200,000 193,639
Series 2025, 6.38%,
3/15/2055(d) 550,000 560,290
15,877,639
Electrical Equipment - 0 .1%
ABB Finance USA, Inc.
3.80%, 4/3/2028(a) 150,000 148,819
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030 250,000 217,233
Hubbell, Inc.
3.50%, 2/15/2028(a) 200,000 194,810
Regal Rexnord Corp.
6.05%, 4/15/2028(a) 50,000 51,289
612,151
Electronic Equipment, Instruments & Components - 2 .1%
Allegion US Holding Co., Inc.
3.55%, 10/1/2027 150,000 145,984
5.41%, 7/1/2032(a) 250,000 254,119
5.60%, 5/29/2034 350,000 354,363
Amphenol Corp.
5.05%, 4/5/2027(a) 350,000 356,341
5.05%, 4/5/2029(a) 200,000 205,498
4.35%, 6/1/2029 243,000 243,835
2.20%, 9/15/2031(a) 350,000 304,066
5.25%, 4/5/2034 250,000 255,813
Arrow Electronics, Inc.
3.88%, 1/12/2028(a) 115,000 112,585
5.15%, 8/21/2029(a) 550,000 554,501
Avnet, Inc.
6.25%, 3/15/2028 200,000 207,014
3.00%, 5/15/2031 150,000 130,543
CDW LLC
2.67%, 12/1/2026(a) 454,000 438,954
4.25%, 4/1/2028 152,000 149,115
3.28%, 12/1/2028 257,000 241,135

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
249 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 2.1%
(continued)
CDW LLC (continued)
3.25%, 2/15/2029 $ 200,000 $ 186,291
5.10%, 3/1/2030(a) 350,000 349,335
3.57%, 12/1/2031(a) 500,000 450,108
5.55%, 8/22/2034(a) 250,000 245,117
Flex Ltd.
6.00%, 1/15/2028 230,000 235,177
4.88%, 6/15/2029 200,000 198,575
4.88%, 5/12/2030 262,000 257,929
Jabil, Inc.
4.25%, 5/15/2027 400,000 398,338
3.95%, 1/12/2028(a) 230,000 225,742
3.60%, 1/15/2030(a) 450,000 424,781
3.00%, 1/15/2031 50,000 44,722
Keysight Technologies, Inc.
4.60%, 4/6/2027(a) 300,000 300,409
3.00%, 10/30/2029(a) 250,000 231,854
4.95%, 10/15/2034 150,000 145,827
TD SYNNEX Corp.
1.75%, 8/9/2026 300,000 287,053
2.38%, 8/9/2028 52,000 47,989
2.65%, 8/9/2031 20,000 16,878
6.10%, 4/12/2034(a) 300,000 301,707
Teledyne Technologies, Inc.
2.25%, 4/1/2028(a) 257,000 242,570
2.75%, 4/1/2031 450,000 400,901
Trimble, Inc.
4.90%, 6/15/2028 200,000 201,730
6.10%, 3/15/2033 350,000 363,563
Tyco Electronics Group SA
3.13%, 8/15/2027(a) 350,000 341,370
4.63%, 2/1/2030(a) 150,000 151,096
2.50%, 2/4/2032 325,000 282,810
Vontier Corp.
2.40%, 4/1/2028 252,000 234,435
2.95%, 4/1/2031(a) 275,000 237,079
10,757,252
Energy Equipment & Services - 0 .0% (c)
Helmerich & Payne, Inc.
2.90%, 9/29/2031 150,000 124,384
NOV, Inc.
3.60%, 12/1/2029 50,000 47,144
171,528
Entertainment - 0 .9%
Electronic Arts, Inc.
1.85%, 2/15/2031(a) 400,000 343,642
Netflix, Inc.
4.38%, 11/15/2026 250,000 250,938
4.88%, 4/15/2028 500,000 510,824
5.88%, 11/15/2028(a) 1,385,000 1,460,897
6.38%, 5/15/2029(a) 600,000 646,447
4.90%, 8/15/2034(a) 350,000 352,939
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027(a) 150,000 148,110
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Entertainment - 0.9% (continued)
Take-Two Interactive Software, Inc. (continued)
4.95%, 3/28/2028(a) $ 300,000 $ 305,206
4.00%, 4/14/2032(a) 150,000 140,387
5.60%, 6/12/2034 150,000 152,743
Tencent Music Entertainment Group
2.00%, 9/3/2030 200,000 175,776
4,487,909
Financial Services - 3 .7%
Apollo Global Management, Inc.
6.38%, 11/15/2033 25,000 27,039
6.00%, 12/15/2054(a)(d) 250,000 234,157
Block Financial LLC
2.50%, 7/15/2028 250,000 232,273
3.88%, 8/15/2030(a) 285,000 268,729
Corebridge Financial, Inc.
6.88%, 12/15/2052(d) 525,000 530,823
Essent Group Ltd.
6.25%, 7/1/2029 250,000 256,373
Fidelity National Information Services, Inc.
1.65%, 3/1/2028 700,000 647,361
2.25%, 3/1/2031 350,000 303,035
5.10%, 7/15/2032(a) 450,000 450,589
Fiserv, Inc.
3.20%, 7/1/2026 1,000,000 986,604
5.15%, 3/15/2027 325,000 328,819
2.25%, 6/1/2027(a) 425,000 406,722
5.45%, 3/2/2028(a) 800,000 819,072
5.38%, 8/21/2028 250,000 256,543
4.20%, 10/1/2028 496,000 491,722
3.50%, 7/1/2029 1,386,000 1,320,973
4.75%, 3/15/2030(a) 550,000 549,567
2.65%, 6/1/2030(a) 500,000 451,643
5.35%, 3/15/2031 600,000 614,373
5.60%, 3/2/2033 450,000 458,313
5.63%, 8/21/2033(a) 671,000 683,473
5.45%, 3/15/2034 650,000 652,354
5.15%, 8/12/2034(a) 350,000 344,026
Global Payments, Inc.
3.20%, 8/15/2029 50,000 46,553
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/2034(e) 50,000 48,011
JPMorgan Chase Bank NA
5.11%, 12/8/2026(a) 150,000 152,250
Mastercard, Inc.
2.95%, 11/21/2026 250,000 246,240
3.30%, 3/26/2027(a) 453,000 448,042
2.95%, 6/1/2029 551,000 527,297
3.35%, 3/26/2030(a) 1,253,000 1,204,836
1.90%, 3/15/2031 50,000 44,006
2.00%, 11/18/2031(a) 275,000 237,677
4.35%, 1/15/2032 550,000 544,374
4.85%, 3/9/2033 250,000 252,563
4.88%, 5/9/2034 450,000 452,512
4.55%, 1/15/2035 250,000 244,202

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 250
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 3.7% (continued)
MGIC Investment Corp.
5.25%, 8/15/2028 $ 300,000 $ 299,336
National Rural Utilities Cooperative Finance
Corp.
8.00%, 3/1/2032(a) 200,000 233,931
NMI Holdings, Inc.
6.00%, 8/15/2029 150,000 151,719
Radian Group, Inc.
4.88%, 3/15/2027 243,000 241,956
6.20%, 5/15/2029 150,000 154,845
Synchrony Bank
5.63%, 8/23/2027 404,000 408,331
Visa, Inc.
1.90%, 4/15/2027 217,000 209,492
2.75%, 9/15/2027(a) 310,000 302,144
2.05%, 4/15/2030 175,000 158,616
Voya Financial, Inc.
4.70%, 1/23/2048(d) 200,000 182,320
Western Union Co. (The)
2.75%, 3/15/2031 150,000 129,960
Woodside Finance Ltd.
5.10%, 9/12/2034(a) 550,000 524,049
18,759,845
Food Products - 1 .3%
Flowers Foods, Inc.
3.50%, 10/1/2026 400,000 392,873
2.40%, 3/15/2031 250,000 213,998
General Mills, Inc.
4.20%, 4/17/2028(a) 417,000 415,920
4.88%, 1/30/2030 50,000 50,557
4.95%, 3/29/2033(a) 535,000 531,819
Ingredion, Inc.
3.20%, 10/1/2026 250,000 245,544
2.90%, 6/1/2030(a) 300,000 277,303
Kellanova
3.25%, 4/1/2026 100,000 98,905
3.40%, 11/15/2027 150,000 146,896
Series B, 7.45%, 4/1/2031(a) 100,000 113,635
5.25%, 3/1/2033 50,000 50,768
Kraft Heinz Foods Co.
3.00%, 6/1/2026 400,000 393,811
Mondelez International, Inc.
2.63%, 3/17/2027(a) 302,000 292,727
4.75%, 2/20/2029 100,000 101,533
2.75%, 4/13/2030 623,000 572,757
1.50%, 2/4/2031(a) 100,000 84,103
3.00%, 3/17/2032(a) 550,000 490,139
4.75%, 8/28/2034 50,000 49,239
Tyson Foods, Inc.
3.55%, 6/2/2027 750,000 738,379
4.35%, 3/1/2029 50,000 49,548
5.70%, 3/15/2034(a) 500,000 511,233
Unilever Capital Corp.
2.90%, 5/5/2027 1,000 980
3.50%, 3/22/2028 102,000 100,664
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 1.3% (continued)
Unilever Capital Corp. (continued)
2.13%, 9/6/2029(a) $ 175,000 $ 161,318
5.90%, 11/15/2032 250,000 271,614
5.00%, 12/8/2033 50,000 51,161
4.63%, 8/12/2034 200,000 197,661
6,605,085
Gas Utilities - 0 .3%
Atmos Energy Corp.
2.63%, 9/15/2029 450,000 419,685
5.90%, 11/15/2033 350,000 372,164
National Fuel Gas Co.
5.50%, 10/1/2026 150,000 151,694
3.95%, 9/15/2027 150,000 147,970
5.50%, 3/15/2030(a) 50,000 51,204
2.95%, 3/1/2031 250,000 221,374
5.95%, 3/15/2035 250,000 250,631
Southern Natural Gas Co. LLC
8.00%, 3/1/2032 100,000 113,262
1,727,984
Ground Transportation - 0 .1%
Burlington Northern Santa Fe LLC
7.95%, 8/15/2030 100,000 117,230
Canadian National Railway Co.
3.85%, 8/5/2032 50,000 46,840
Union Pacific Corp.
5.10%, 2/20/2035 300,000 301,982
466,052
Health Care Equipment & Supplies - 1 .1%
Becton Dickinson & Co.
3.70%, 6/6/2027 525,000 519,066
Boston Scientific Corp.
2.65%, 6/1/2030 600,000 551,522
DH Europe Finance II Sarl
2.60%, 11/15/2029 152,000 141,048
Edwards Lifesciences Corp.
4.30%, 6/15/2028 450,000 446,691
Medtronic Global Holdings SCA
4.50%, 3/30/2033 50,000 49,010
Smith & Nephew plc
5.15%, 3/20/2027(a) 100,000 101,198
2.03%, 10/14/2030 250,000 216,821
STERIS Irish FinCo. UnLtd Co.
2.70%, 3/15/2031 250,000 221,937
Stryker Corp.
4.70%, 2/10/2028(a) 650,000 657,646
3.65%, 3/7/2028 300,000 295,375
4.85%, 12/8/2028(a) 600,000 611,285
4.25%, 9/11/2029 50,000 49,722
4.85%, 2/10/2030 50,000 50,693
1.95%, 6/15/2030(a) 467,000 412,913
4.63%, 9/11/2034 475,000 462,411
5.20%, 2/10/2035(a) 600,000 604,687
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/2027 50,000 50,199

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
251 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 1.1% (continued)
Zimmer Biomet Holdings, Inc. (continued)
3.55%, 3/20/2030 $ 150,000 $ 142,095
5,584,319
Health Care Providers & Services - 1 .9%
Cardinal Health, Inc.
3.41%, 6/15/2027 604,000 593,448
5.13%, 2/15/2029(a) 700,000 715,104
5.00%, 11/15/2029(a) 300,000 304,992
5.45%, 2/15/2034 475,000 479,878
5.35%, 11/15/2034(a) 400,000 401,494
Cencora, Inc.
3.45%, 12/15/2027(a) 861,000 842,844
4.63%, 12/15/2027(a) 300,000 302,218
4.85%, 12/15/2029(a) 250,000 252,861
2.80%, 5/15/2030(a) 250,000 230,392
2.70%, 3/15/2031(a) 530,000 474,219
5.13%, 2/15/2034 250,000 250,522
5.15%, 2/15/2035 100,000 100,174
Centene Corp.
4.25%, 12/15/2027 530,000 517,919
2.45%, 7/15/2028 125,000 114,919
4.63%, 12/15/2029 352,000 339,326
3.38%, 2/15/2030 400,000 364,328
3.00%, 10/15/2030 25,000 21,956
2.50%, 3/1/2031 160,000 135,666
Cigna Group (The)
3.40%, 3/1/2027 300,000 294,947
HCA, Inc.
5.38%, 9/1/2026 350,000 351,966
5.63%, 9/1/2028 200,000 204,871
3.50%, 9/1/2030 200,000 186,888
5.45%, 4/1/2031 150,000 152,871
5.50%, 6/1/2033 50,000 50,320
5.60%, 4/1/2034 25,000 25,128
Laboratory Corp. of America Holdings
1.55%, 6/1/2026(a) 152,000 147,385
McKesson Corp.
1.30%, 8/15/2026(a) 552,000 532,382
4.90%, 7/15/2028(a) 200,000 204,347
4.25%, 9/15/2029(a) 300,000 299,352
5.10%, 7/15/2033(a) 250,000 255,088
OhioHealth Corp.
2.30%, 11/15/2031 50,000 43,840
Universal Health Services, Inc.
1.65%, 9/1/2026 100,000 95,960
4.63%, 10/15/2029(a) 300,000 292,293
9,579,898
Health Care REITs - 0 .5%
Alexandria Real Estate Equities, Inc.
REIT, 1.88%, 2/1/2033 100,000 77,918
REIT, 2.95%, 3/15/2034(a) 153,000 125,889
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031 200,000 174,648
Omega Healthcare Investors, Inc.
REIT, 4.50%, 4/1/2027 341,000 340,416
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 0.5% (continued)
Omega Healthcare Investors, Inc. (continued)
REIT, 4.75%, 1/15/2028 $ 141,000 $ 141,163
REIT, 3.63%, 10/1/2029(a) 251,000 236,087
REIT, 3.38%, 2/1/2031(a) 450,000 407,592
REIT, 3.25%, 4/15/2033 375,000 317,052
Sabra Health Care LP
REIT, 5.13%, 8/15/2026(a) 302,000 300,538
REIT, 3.90%, 10/15/2029 151,000 141,747
REIT, 3.20%, 12/1/2031(a) 250,000 221,047
2,484,097
Hotel & Resort REITs - 0 .1%
Host Hotels & Resorts LP
Series H, REIT, 3.38%,
12/15/2029(a) 53,000 48,869
Series I, REIT, 3.50%,
9/15/2030 350,000 318,437
Series J, REIT, 2.90%,
12/15/2031(a) 400,000 341,787
709,093
Hotels, Restaurants & Leisure - 2 .2%
Booking Holdings, Inc.
4.63%, 4/13/2030(a) 50,000 50,394
Choice Hotels International, Inc.
3.70%, 12/1/2029(a) 250,000 234,410
3.70%, 1/15/2031 275,000 250,121
5.85%, 8/1/2034 300,000 294,411
Darden Restaurants, Inc.
6.30%, 10/10/2033(a) 50,000 53,094
Hyatt Hotels Corp.
5.25%, 6/30/2029 200,000 200,628
5.75%, 4/23/2030(b) 150,000 152,482
5.38%, 12/15/2031 250,000 248,498
5.50%, 6/30/2034 50,000 48,568
Las Vegas Sands Corp.
5.90%, 6/1/2027(a) 750,000 759,674
3.90%, 8/8/2029(a) 400,000 371,401
6.00%, 8/15/2029 350,000 353,895
Marriott International, Inc.
Series R, 3.13%, 6/15/2026 425,000 418,636
5.00%, 10/15/2027 68,000 68,957
Series X, 4.00%, 4/15/2028 102,000 100,810
5.55%, 10/15/2028(a) 200,000 206,634
Series AA, 4.65%, 12/1/2028 100,000 100,370
4.90%, 4/15/2029(a) 400,000 403,536
4.88%, 5/15/2029 150,000 151,277
Series FF, 4.63%, 6/15/2030 327,000 325,010
Series HH, 2.85%,
4/15/2031(a) 450,000 402,322
Series GG, 3.50%,
10/15/2032(a) 375,000 333,396
5.30%, 5/15/2034 350,000 344,931
McDonald's Corp.
3.50%, 3/1/2027 610,000 602,141
3.50%, 7/1/2027 309,000 304,745
3.80%, 4/1/2028(a) 406,000 402,516

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 252
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 2.2% (continued)
McDonald’s Corp. (continued)
4.80%, 8/14/2028(a) $ 150,000 $ 152,694
5.00%, 5/17/2029(a) 100,000 102,575
2.63%, 9/1/2029(a) 445,000 416,051
2.13%, 3/1/2030 401,000 361,326
3.60%, 7/1/2030(a) 245,000 235,984
4.60%, 9/9/2032(a) 180,000 179,439
4.95%, 8/14/2033(a) 350,000 353,336
4.95%, 3/3/2035(a) 600,000 595,205
Sands China Ltd.
2.30%, 3/8/2027(b) 200,000 188,527
5.40%, 8/8/2028(a)(b) 855,000 841,244
2.85%, 3/8/2029(b) 350,000 313,685
4.38%, 6/18/2030(a)(b) 350,000 324,076
3.25%, 8/8/2031(b) 50,000 42,616
11,289,615
Household Durables - 0 .7%
DR Horton, Inc.
1.30%, 10/15/2026(a) 300,000 287,205
5.00%, 10/15/2034(a) 300,000 291,209
Lennar Corp.
5.25%, 6/1/2026 350,000 350,824
5.00%, 6/15/2027 200,000 201,124
4.75%, 11/29/2027 350,000 351,269
Meritage Homes Corp.
5.13%, 6/6/2027 100,000 100,563
NVR, Inc.
3.00%, 5/15/2030(a) 477,000 439,090
PulteGroup, Inc.
5.00%, 1/15/2027 343,000 345,305
7.88%, 6/15/2032 100,000 113,419
6.38%, 5/15/2033 250,000 263,833
Toll Brothers Finance Corp.
4.88%, 3/15/2027 703,000 703,902
4.35%, 2/15/2028 100,000 99,076
3,546,819
Household Products - 0 .7%
Church & Dwight Co., Inc.
3.15%, 8/1/2027 350,000 341,607
2.30%, 12/15/2031 200,000 172,444
5.60%, 11/15/2032(a) 300,000 312,638
Clorox Co. (The)
3.10%, 10/1/2027(a) 150,000 146,410
4.40%, 5/1/2029 550,000 551,113
1.80%, 5/15/2030 100,000 87,559
4.60%, 5/1/2032(a) 250,000 247,163
Colgate-Palmolive Co.
3.25%, 8/15/2032(a) 200,000 185,397
4.60%, 3/1/2033 200,000 202,278
Kimberly-Clark Corp.
1.05%, 9/15/2027 150,000 140,043
3.95%, 11/1/2028 50,000 49,823
3.10%, 3/26/2030(a) 62,000 58,793
Procter & Gamble Co. (The)
2.45%, 11/3/2026 62,000 60,756
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0.7% (continued)
Procter & Gamble Co. (The) (continued)
2.80%, 3/25/2027 $ 116,000 $ 113,734
3.00%, 3/25/2030(a) 464,000 443,021
4.55%, 1/29/2034(a) 475,000 473,915
3,586,694
Industrial Conglomerates - 0 .2%
3M Co.
2.25%, 9/19/2026 250,000 242,726
Honeywell International, Inc.
4.65%, 7/30/2027(a) 100,000 101,111
Pentair Finance Sarl
4.50%, 7/1/2029 200,000 197,327
5.90%, 7/15/2032(a) 200,000 205,064
746,228
Insurance - 5 .0%
ACE Capital Trust II
9.70%, 4/1/2030(a) 150,000 178,285
Aflac, Inc.
2.88%, 10/15/2026 100,000 97,944
3.60%, 4/1/2030 102,000 98,193
Alleghany Corp.
3.63%, 5/15/2030(a) 275,000 266,300
Allstate Corp. (The)
5.05%, 6/24/2029(a) 150,000 153,182
5.25%, 3/30/2033(a) 50,000 50,604
American Financial Group, Inc.
5.25%, 4/2/2030 125,000 128,212
American International Group, Inc.
Series A-9, 5.75%,
4/1/2048(d) 250,000 246,384
Aon Corp.
8.21%, 1/1/2027(a) 130,000 135,868
2.85%, 5/28/2027(a) 263,000 255,737
4.50%, 12/15/2028 170,000 170,788
3.75%, 5/2/2029(a) 375,000 364,500
2.80%, 5/15/2030 487,000 446,989
2.05%, 8/23/2031 150,000 128,688
2.60%, 12/2/2031 235,000 205,824
5.00%, 9/12/2032 275,000 275,344
5.35%, 2/28/2033 404,000 410,896
Aon North America, Inc.
5.13%, 3/1/2027(a) 300,000 304,145
5.15%, 3/1/2029 500,000 510,334
5.30%, 3/1/2031(a) 650,000 668,852
5.45%, 3/1/2034 935,000 951,286
Arch Capital Finance LLC
4.01%, 12/15/2026 250,000 247,912
Arch Capital Group Ltd.
7.35%, 5/1/2034 150,000 172,047
Arthur J Gallagher & Co.
4.85%, 12/15/2029(a) 300,000 303,713
2.40%, 11/9/2031 250,000 216,959
5.50%, 3/2/2033(a) 150,000 152,652
6.50%, 2/15/2034(a) 300,000 325,367
5.45%, 7/15/2034 250,000 253,917

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
253 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Arthur J Gallagher & Co. (continued)
5.15%, 2/15/2035 $ 400,000 $ 396,950
Assurant, Inc.
4.90%, 3/27/2028 250,000 251,214
3.70%, 2/22/2030 201,000 189,009
2.65%, 1/15/2032 125,000 105,177
6.75%, 2/15/2034 75,000 80,935
Athene Holding Ltd.
4.13%, 1/12/2028(a) 400,000 394,347
6.15%, 4/3/2030 475,000 498,564
3.50%, 1/15/2031 500,000 463,328
6.65%, 2/1/2033 450,000 477,728
5.88%, 1/15/2034 500,000 506,319
AXIS Specialty Finance LLC
3.90%, 7/15/2029 250,000 240,448
4.90%, 1/15/2040(a)(d) 302,000 287,223
Berkshire Hathaway Finance Corp.
1.85%, 3/12/2030 250,000 226,411
2.88%, 3/15/2032(a) 485,000 444,172
Brown & Brown, Inc.
4.50%, 3/15/2029 250,000 249,091
2.38%, 3/15/2031 252,000 217,494
4.20%, 3/17/2032 200,000 186,265
5.65%, 6/11/2034(a) 250,000 252,819
Chubb INA Holdings LLC
3.35%, 5/3/2026 200,000 197,993
Cincinnati Financial Corp.
6.92%, 5/15/2028(a) 200,000 214,081
CNA Financial Corp.
5.50%, 6/15/2033 200,000 202,815
CNO Financial Group, Inc.
5.25%, 5/30/2029 175,000 175,131
Enstar Finance LLC
5.50%, 1/15/2042(d) 250,000 239,832
Enstar Group Ltd.
4.95%, 6/1/2029 252,000 251,276
3.10%, 9/1/2031(a) 350,000 304,585
F&G Annuities & Life, Inc.
7.40%, 1/13/2028 385,000 402,136
6.50%, 6/4/2029(a) 250,000 254,738
6.25%, 10/4/2034 150,000 144,650
Fairfax Financial Holdings Ltd.
4.63%, 4/29/2030 500,000 490,320
3.38%, 3/3/2031 150,000 136,559
5.63%, 8/16/2032(a) 375,000 381,099
6.00%, 12/7/2033 200,000 207,803
Fidelity National Financial, Inc.
4.50%, 8/15/2028 100,000 98,683
3.40%, 6/15/2030(a) 410,000 376,918
2.45%, 3/15/2031 100,000 85,442
First American Financial Corp.
4.00%, 5/15/2030 100,000 94,659
2.40%, 8/15/2031(a) 50,000 42,264
5.45%, 9/30/2034 250,000 241,694
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.0% (continued)
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 $ 250,000 $ 218,822
Hartford Insurance Group, Inc. (The)
2.80%, 8/19/2029 302,000 280,097
Horace Mann Educators Corp.
7.25%, 9/15/2028 100,000 107,389
Kemper Corp.
2.40%, 9/30/2030(a) 200,000 174,137
3.80%, 2/23/2032 150,000 133,549
Manulife Financial Corp.
4.06%, 2/24/2032(d) 451,000 443,797
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029 230,000 230,500
4.65%, 3/15/2030 400,000 403,381
4.85%, 11/15/2031(a) 500,000 505,501
2.38%, 12/15/2031(a) 150,000 129,735
5.75%, 11/1/2032(a) 250,000 264,902
5.88%, 8/1/2033 100,000 105,998
5.40%, 9/15/2033(a) 250,000 257,224
5.15%, 3/15/2034 175,000 177,218
5.00%, 3/15/2035 100,000 99,295
Old Republic International Corp.
3.88%, 8/26/2026 603,000 596,158
5.75%, 3/28/2034 150,000 151,532
Primerica, Inc.
2.80%, 11/19/2031(a) 350,000 304,718
Principal Financial Group, Inc.
3.10%, 11/15/2026 250,000 244,656
Progressive Corp. (The)
2.50%, 3/15/2027(a) 250,000 242,532
3.20%, 3/26/2030(a) 51,000 48,461
6.25%, 12/1/2032 50,000 54,422
Prudential Financial, Inc.
6.00%, 9/1/2052(d) 70,000 69,591
RenaissanceRe Finance, Inc.
3.45%, 7/1/2027 100,000 97,977
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033(a) 350,000 357,204
5.80%, 4/1/2035 250,000 256,724
SiriusPoint Ltd.
7.00%, 4/5/2029 200,000 207,333
Unum Group
4.00%, 6/15/2029 100,000 97,873
Willis North America, Inc.
4.65%, 6/15/2027(a) 561,000 563,191
4.50%, 9/15/2028(a) 260,000 259,812
2.95%, 9/15/2029 354,000 329,466
5.35%, 5/15/2033(a) 390,000 393,229
25,537,518
Interactive Media & Services - 0 .7%
Alphabet, Inc.
2.00%, 8/15/2026 400,000 391,013
Meta Platforms, Inc.
3.50%, 8/15/2027 100,000 99,231
4.60%, 5/15/2028(a) 150,000 152,997

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 254
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Interactive Media & Services - 0.7% (continued)
Meta Platforms, Inc. (continued)
4.55%, 8/15/2031(a) $ 100,000 $ 101,368
3.85%, 8/15/2032(a) 1,200,000 1,144,977
4.95%, 5/15/2033 544,000 554,196
4.75%, 8/15/2034(a) 1,200,000 1,195,164
3,638,946
IT Services - 0 .8%
Accenture Capital, Inc.
4.05%, 10/4/2029 250,000 248,398
4.25%, 10/4/2031 300,000 296,791
4.50%, 10/4/2034 500,000 481,916
Amdocs Ltd.
2.54%, 6/15/2030 350,000 311,125
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033(a) 300,000 302,330
CGI, Inc.
1.45%, 9/14/2026 301,000 288,628
4.95%, 3/14/2030(e) 50,000 50,253
2.30%, 9/14/2031(a) 245,000 210,423
Genpact Luxembourg Sarl
6.00%, 6/4/2029 25,000 25,886
IBM International Capital Pte. Ltd.
4.90%, 2/5/2034 275,000 270,258
International Business Machines Corp.
3.30%, 5/15/2026 100,000 98,884
1.70%, 5/15/2027 150,000 142,851
4.65%, 2/10/2028 950,000 961,079
1.95%, 5/15/2030 150,000 132,582
VeriSign, Inc.
2.70%, 6/15/2031(a) 400,000 353,406
4,174,810
Life Sciences Tools & Services - 0 .4%
Agilent Technologies, Inc.
3.05%, 9/22/2026 150,000 147,128
2.75%, 9/15/2029 332,000 308,186
2.10%, 6/4/2030 450,000 398,862
2.30%, 3/12/2031 451,000 393,883
4.75%, 9/9/2034 250,000 240,478
Thermo Fisher Scientific, Inc.
5.09%, 8/10/2033 455,000 460,174
1,948,711
Machinery - 1 .5%
AGCO Corp.
5.80%, 3/21/2034(a) 200,000 198,666
Dover Corp.
2.95%, 11/4/2029 150,000 139,988
Flowserve Corp.
3.50%, 10/1/2030 250,000 230,487
2.80%, 1/15/2032 175,000 149,173
Fortive Corp.
3.15%, 6/15/2026(a) 401,000 394,109
IDEX Corp.
3.00%, 5/1/2030(a) 350,000 320,435
2.63%, 6/15/2031(a) 500,000 435,124
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.5% (continued)
Ingersoll Rand, Inc.
5.20%, 6/15/2027(a) $ 200,000 $ 202,961
5.40%, 8/14/2028 50,000 51,409
5.18%, 6/15/2029(a) 200,000 203,940
5.70%, 8/14/2033 625,000 642,295
Nordson Corp.
5.60%, 9/15/2028 250,000 257,966
4.50%, 12/15/2029 250,000 247,943
5.80%, 9/15/2033 100,000 102,536
nVent Finance Sarl
5.65%, 5/15/2033 150,000 148,562
Oshkosh Corp.
4.60%, 5/15/2028 25,000 24,919
Otis Worldwide Corp.
2.29%, 4/5/2027 350,000 337,031
5.25%, 8/16/2028 350,000 359,406
2.57%, 2/15/2030(a) 798,000 728,928
Parker-Hannifin Corp.
4.25%, 9/15/2027(a) 230,000 230,257
3.25%, 6/14/2029 555,000 531,720
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026(a) 320,000 315,279
4.70%, 9/15/2028(b) 614,000 615,874
5.61%, 3/11/2034(a) 200,000 205,442
Xylem, Inc.
3.25%, 11/1/2026 200,000 196,828
1.95%, 1/30/2028 150,000 140,852
2.25%, 1/30/2031 150,000 131,127
7,543,257
Marine Transportation - 0 .1%
Kirby Corp.
4.20%, 3/1/2028(a) 250,000 246,445
Media - 0 .6%
Discovery Communications LLC
3.95%, 3/20/2028(a) 200,000 191,292
Fox Corp.
4.71%, 1/25/2029(a) 875,000 873,928
3.50%, 4/8/2030 300,000 282,932
6.50%, 10/13/2033 750,000 797,811
Interpublic Group of Cos., Inc. (The)
4.65%, 10/1/2028(a) 125,000 125,564
4.75%, 3/30/2030(a) 152,000 152,261
2.40%, 3/1/2031 75,000 65,685
5.38%, 6/15/2033 75,000 74,759
Omnicom Group, Inc.
2.45%, 4/30/2030 150,000 134,572
4.20%, 6/1/2030(a) 200,000 195,575
2.60%, 8/1/2031(a) 200,000 175,272
3,069,651
Metals & Mining - 1 .7%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028 100,000 95,190
3.75%, 10/1/2030(a) 50,000 46,569
BHP Billiton Finance USA Ltd.
5.25%, 9/8/2026(a) 350,000 354,814

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
255 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1.7% (continued)
BHP Billiton Finance USA Ltd. (continued)
4.75%, 2/28/2028 $ 315,000 $ 320,363
5.10%, 9/8/2028(a) 500,000 512,924
5.25%, 9/8/2030 480,000 495,373
4.90%, 2/28/2033(a) 250,000 247,821
5.25%, 9/8/2033 950,000 960,707
5.30%, 2/21/2035 650,000 653,407
Reliance, Inc.
2.15%, 8/15/2030(a) 250,000 219,694
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 300,000 337,706
6.13%, 12/15/2033 300,000 322,109
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028 182,000 196,976
Rio Tinto Finance USA plc
4.88%, 3/14/2030 650,000 659,857
5.00%, 3/14/2032 300,000 302,024
5.25%, 3/14/2035(a) 850,000 853,197
Steel Dynamics, Inc.
1.65%, 10/15/2027(a) 200,000 186,489
3.45%, 4/15/2030(a) 250,000 235,604
3.25%, 1/15/2031 150,000 137,830
5.38%, 8/15/2034(a) 250,000 250,983
Vale Canada Ltd.
7.20%, 9/15/2032 150,000 161,793
Vale Overseas Ltd.
3.75%, 7/8/2030(a) 545,000 508,345
6.13%, 6/12/2033(a) 525,000 541,412
8,601,187
Multi-Utilities - 1 .5%
Berkshire Hathaway Energy Co.
8.48%, 9/15/2028 125,000 142,424
3.70%, 7/15/2030(a) 583,000 563,565
1.65%, 5/15/2031 250,000 210,946
Black Hills Corp.
3.15%, 1/15/2027 500,000 486,723
5.95%, 3/15/2028 100,000 103,799
6.00%, 1/15/2035 500,000 516,398
CenterPoint Energy, Inc.
Series B, 6.85%, 2/15/2055(d) 150,000 149,779
CMS Energy Corp.
4.75%, 6/1/2050(a)(d) 135,000 126,434
3.75%, 12/1/2050(a)(d) 200,000 172,965
Dominion Energy, Inc.
Series A, 6.88%, 2/1/2055(a)
(d) 700,000 719,829
DTE Energy Co.
4.95%, 7/1/2027 100,000 101,030
5.20%, 4/1/2030 250,000 254,419
NiSource, Inc.
3.49%, 5/15/2027 250,000 245,625
5.25%, 3/30/2028(a) 600,000 613,078
6.95%, 11/30/2054(d) 100,000 101,326
6.38%, 3/31/2055(d) 250,000 243,900
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.5% (continued)
Puget Sound Energy, Inc.
5.33%, 6/15/2034 $ 500,000 $ 505,836
Sempra
5.40%, 8/1/2026 100,000 100,772
4.13%, 4/1/2052(d) 200,000 183,263
6.40%, 10/1/2054(d) 400,000 364,837
6.88%, 10/1/2054(d) 250,000 241,401
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032 50,000 49,998
4.95%, 9/15/2034 550,000 534,436
6.00%, 10/1/2034 50,000 51,941
WEC Energy Group, Inc.
5.60%, 9/12/2026(a) 150,000 152,041
5.15%, 10/1/2027 700,000 711,350
7,648,115
Office REITs - 0 .1%
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029 375,000 335,613
REIT, 2.75%, 4/15/2031 50,000 43,319
Kilroy Realty LP
REIT, 3.05%, 2/15/2030 25,000 22,025
400,957
Oil, Gas & Consumable Fuels - 9 .3%
Boardwalk Pipelines LP
4.45%, 7/15/2027(a) 100,000 99,942
3.40%, 2/15/2031 100,000 90,881
3.60%, 9/1/2032 170,000 149,673
5.63%, 8/1/2034(a) 200,000 198,083
Burlington Resources LLC
7.20%, 8/15/2031 100,000 112,531
Canadian Natural Resources Ltd.
3.85%, 6/1/2027(a) 1,175,000 1,159,339
5.00%, 12/15/2029(a)(e) 500,000 498,365
2.95%, 7/15/2030 300,000 272,057
7.20%, 1/15/2032 225,000 244,430
6.45%, 6/30/2033(a) 200,000 208,763
5.40%, 12/15/2034(a)(e) 300,000 291,062
Cenovus Energy, Inc.
2.65%, 1/15/2032(a) 150,000 125,664
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029(a) 475,000 453,979
Cheniere Energy Partners LP
4.00%, 3/1/2031(a) 880,000 822,567
3.25%, 1/31/2032 500,000 438,976
5.95%, 6/30/2033 900,000 918,709
5.75%, 8/15/2034(a) 200,000 200,557
Cheniere Energy, Inc.
5.65%, 4/15/2034 450,000 448,183
Chevron Corp.
2.24%, 5/11/2030(a) 400,000 361,780
Chevron USA, Inc.
1.02%, 8/12/2027 25,000 23,422
4.82%, 4/15/2032(a) 250,000 252,585
ConocoPhillips Co.
4.85%, 1/15/2032 200,000 200,321

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 256
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.3% (continued)
ConocoPhillips Co. (continued)
5.00%, 1/15/2035(a) $ 400,000 $ 393,705
Coterra Energy, Inc.
3.90%, 5/15/2027 402,000 396,000
4.38%, 3/15/2029(a) 500,000 491,796
5.60%, 3/15/2034 200,000 196,919
5.40%, 2/15/2035(a) 300,000 289,895
Devon Energy Corp.
7.88%, 9/30/2031(a) 400,000 452,990
7.95%, 4/15/2032(a) 200,000 222,205
5.20%, 9/15/2034 200,000 187,523
Diamondback Energy, Inc.
3.13%, 3/24/2031 200,000 180,803
6.25%, 3/15/2033 105,000 109,625
5.40%, 4/18/2034 550,000 537,681
Eastern Energy Gas Holdings LLC
5.80%, 1/15/2035 200,000 206,453
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029 202,000 190,360
El Paso Natural Gas Co. LLC
8.38%, 6/15/2032(a)(b) 100,000 115,637
Enbridge, Inc.
5.90%, 11/15/2026 1,300,000 1,324,743
4.25%, 12/1/2026 100,000 99,636
3.13%, 11/15/2029(a) 350,000 327,471
5.70%, 3/8/2033(a) 475,000 484,803
2.50%, 8/1/2033 500,000 407,628
5.63%, 4/5/2034(a) 350,000 354,074
7.20%, 6/27/2054(a)(d) 550,000 546,666
7.38%, 3/15/2055(d) 225,000 226,050
Series 16-A, 6.00%,
1/15/2077(a)(d) 400,000 391,969
5.50%, 7/15/2077(d) 550,000 526,155
6.25%, 3/1/2078(d) 302,000 295,848
Series 20-A, 5.75%,
7/15/2080(d) 435,000 416,918
7.38%, 1/15/2083(d) 200,000 200,574
7.63%, 1/15/2083(d) 300,000 305,994
8.25%, 1/15/2084(a)(d) 400,000 414,991
8.50%, 1/15/2084(d) 200,000 215,578
Energy Transfer LP
5.55%, 2/15/2028 20,000 20,497
8.25%, 11/15/2029 50,000 55,638
3.75%, 5/15/2030 100,000 94,487
6.40%, 12/1/2030 150,000 159,504
5.75%, 2/15/2033(a) 55,000 55,772
6.55%, 12/1/2033 205,000 215,806
5.60%, 9/1/2034(a) 175,000 173,437
Enterprise Products Operating LLC
4.15%, 10/16/2028(a) 34,000 33,834
3.13%, 7/31/2029 582,000 554,540
2.80%, 1/31/2030(a) 407,000 379,384
5.35%, 1/31/2033 552,000 563,379
Series D, 6.88%, 3/1/2033 250,000 276,968
4.85%, 1/31/2034 625,000 613,973
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.3% (continued)
Enterprise Products Operating LLC (continued)
4.95%, 2/15/2035 $ 350,000 $ 343,256
Series E, 5.25%, 8/16/2077(a)
(d) 552,000 533,973
5.38%, 2/15/2078(a)(d) 350,000 337,710
EOG Resources, Inc.
4.38%, 4/15/2030 302,000 300,416
Expand Energy Corp.
5.38%, 2/1/2029 300,000 298,643
5.38%, 3/15/2030(a) 150,000 148,914
4.75%, 2/1/2032(a) 400,000 375,289
Hess Corp.
4.30%, 4/1/2027 150,000 149,640
7.88%, 10/1/2029 250,000 281,437
7.30%, 8/15/2031 325,000 365,411
7.13%, 3/15/2033(a) 200,000 224,612
Kinder Morgan Energy Partners LP
7.40%, 3/15/2031 100,000 111,347
7.75%, 3/15/2032(a) 100,000 113,407
7.30%, 8/15/2033 75,000 82,069
Kinder Morgan, Inc.
4.30%, 3/1/2028(a) 200,000 199,346
5.00%, 2/1/2029 150,000 151,538
7.80%, 8/1/2031 202,000 229,028
7.75%, 1/15/2032(a) 250,000 283,512
5.20%, 6/1/2033 50,000 49,199
5.40%, 2/1/2034(a) 1,375,000 1,360,757
MPLX LP
5.00%, 3/1/2033 235,000 227,026
5.50%, 6/1/2034 225,000 221,294
Occidental Petroleum Corp.
8.50%, 7/15/2027 20,000 21,143
5.00%, 8/1/2027(a) 150,000 149,906
6.38%, 9/1/2028 5,000 5,132
5.20%, 8/1/2029 450,000 443,348
3.50%, 8/15/2029 300,000 277,097
8.88%, 7/15/2030(a) 412,000 461,617
6.63%, 9/1/2030 153,000 158,246
6.13%, 1/1/2031(a) 300,000 302,872
7.50%, 5/1/2031 275,000 293,487
7.88%, 9/15/2031 350,000 381,095
5.38%, 1/1/2032(a) 135,000 128,424
5.55%, 10/1/2034 100,000 93,337
ONEOK, Inc.
4.85%, 7/15/2026 200,000 199,860
5.38%, 6/1/2029(a) 375,000 380,992
3.40%, 9/1/2029 250,000 236,092
5.80%, 11/1/2030 100,000 103,541
6.35%, 1/15/2031(a) 210,000 221,998
6.10%, 11/15/2032(a) 325,000 337,506
6.05%, 9/1/2033 200,000 205,188
5.05%, 11/1/2034(a) 250,000 237,061
Ovintiv, Inc.
5.65%, 5/15/2028(a) 600,000 611,074
8.13%, 9/15/2030 175,000 194,374

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
257 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.3% (continued)
Ovintiv, Inc. (continued)
7.20%, 11/1/2031 $ 50,000 $ 52,763
7.38%, 11/1/2031 150,000 160,859
6.25%, 7/15/2033(a) 150,000 147,838
6.50%, 8/15/2034 150,000 148,855
Pioneer Natural Resources Co.
1.90%, 8/15/2030 400,000 351,219
2.15%, 1/15/2031 375,000 329,059
Plains All American Pipeline LP
3.80%, 9/15/2030(a) 365,000 344,021
5.70%, 9/15/2034 250,000 247,255
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026(a) 9,000 9,078
5.00%, 3/15/2027 35,000 35,245
4.20%, 3/15/2028 400,000 397,168
4.50%, 5/15/2030 350,000 345,187
Suncor Energy, Inc.
7.88%, 6/15/2026 150,000 155,217
7.15%, 2/1/2032(a) 250,000 270,912
5.95%, 12/1/2034(a) 200,000 203,061
Targa Resources Corp.
5.20%, 7/1/2027(a) 335,000 339,388
6.15%, 3/1/2029 165,000 172,008
4.20%, 2/1/2033 400,000 365,283
6.13%, 3/15/2033(a) 425,000 437,357
6.50%, 3/30/2034(a) 225,000 236,395
5.50%, 2/15/2035 50,000 48,836
Targa Resources Partners LP
6.50%, 7/15/2027 25,000 25,103
4.88%, 2/1/2031 300,000 291,770
4.00%, 1/15/2032 400,000 366,391
Tennessee Gas Pipeline Co. LLC
7.00%, 3/15/2027 75,000 78,017
7.00%, 10/15/2028(a) 450,000 480,459
Texas Eastern Transmission LP
7.00%, 7/15/2032 100,000 108,324
TotalEnergies Capital SA
5.15%, 4/5/2034 500,000 504,675
TransCanada PipeLines Ltd.
4.25%, 5/15/2028 800,000 793,767
4.10%, 4/15/2030(a) 800,000 772,208
4.63%, 3/1/2034(a) 1,000,000 938,848
7.00%, 6/1/2065(d) 250,000 245,160
Transcanada Trust
Series 16-A, 5.88%,
8/15/2076(d) 550,000 541,988
5.30%, 3/15/2077(a)(d) 700,000 669,897
5.50%, 9/15/2079(a)(d) 450,000 426,907
5.60%, 3/7/2082(a)(d) 275,000 253,738
Valero Energy Corp.
7.50%, 4/15/2032 300,000 335,849
Western Midstream Operating LP
4.65%, 7/1/2026 2,000 1,991
4.50%, 3/1/2028 150,000 148,056
4.75%, 8/15/2028 100,000 99,190
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.3% (continued)
Western Midstream Operating LP (continued)
6.35%, 1/15/2029(a) $ 550,000 $ 571,117
4.05%, 2/1/2030(b) 275,000 260,185
6.15%, 4/1/2033(a) 400,000 404,026
5.45%, 11/15/2034 550,000 522,504
Williams Cos., Inc. (The)
3.75%, 6/15/2027 4,000 3,940
Series A, 7.50%, 1/15/2031 100,000 112,181
7.75%, 6/15/2031 100,000 113,652
8.75%, 3/15/2032(b) 100,000 119,099
4.65%, 8/15/2032 5,000 4,818
5.65%, 3/15/2033 50,000 51,112
5.15%, 3/15/2034 200,000 196,118
47,349,086
Paper & Forest Products - 0 .1%
Suzano Austria GmbH
6.00%, 1/15/2029 100,000 101,873
5.00%, 1/15/2030 150,000 146,460
3.75%, 1/15/2031(a) 50,000 45,196
293,529
Personal Care Products - 0 .4%
Conopco, Inc.
Series E, 7.25%, 12/15/2026 150,000 156,905
6.63%, 4/15/2028 240,000 256,156
Haleon US Capital LLC
3.38%, 3/24/2027 700,000 689,268
3.63%, 3/24/2032 700,000 649,624
1,751,953
Pharmaceuticals - 1 .1%
Eli Lilly & Co.
4.75%, 2/12/2030 50,000 51,262
4.90%, 2/12/2032(a) 750,000 769,693
4.70%, 2/27/2033(a) 250,000 251,278
4.70%, 2/9/2034(a) 350,000 347,085
4.60%, 8/14/2034 550,000 542,073
5.10%, 2/12/2035 500,000 510,583
Johnson & Johnson
4.90%, 6/1/2031(a) 350,000 362,756
5.00%, 3/1/2035(a) 300,000 306,052
Merck & Co., Inc.
1.45%, 6/24/2030 200,000 173,806
4.50%, 5/17/2033(a) 50,000 49,540
Novartis Capital Corp.
2.20%, 8/14/2030(a) 52,000 47,060
4.20%, 9/18/2034(a) 475,000 453,985
Royalty Pharma plc
2.20%, 9/2/2030 100,000 86,759
Zoetis, Inc.
3.00%, 9/12/2027(a) 626,000 609,043
3.90%, 8/20/2028 102,000 101,023
2.00%, 5/15/2030 350,000 310,820
5.60%, 11/16/2032(a) 475,000 497,519
5,470,337

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 258
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 0 .8%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026 $ 450,000 $ 444,055
2.90%, 12/1/2029(a) 452,000 419,967
2.60%, 5/1/2031 400,000 351,173
Equifax, Inc.
5.10%, 12/15/2027(a) 75,000 75,941
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028(a) 300,000 313,391
5.90%, 3/1/2033(a) 300,000 305,102
Paychex, Inc.
5.10%, 4/15/2030 400,000 405,984
5.60%, 4/15/2035 550,000 560,163
Verisk Analytics, Inc.
4.13%, 3/15/2029(a) 252,000 248,413
5.75%, 4/1/2033 325,000 336,494
5.25%, 6/5/2034 350,000 352,400
3,813,083
Real Estate Management & Development - 0 .2%
CBRE Services, Inc.
5.95%, 8/15/2034(a) 750,000 774,729
Residential REITs - 0 .8%
American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028 250,000 248,001
REIT, 4.90%, 2/15/2029 162,000 163,144
REIT, 5.50%, 7/15/2034 250,000 248,154
AvalonBay Communities, Inc.
REIT, 5.00%, 2/15/2033 25,000 24,926
Essential Properties LP
REIT, 2.95%, 7/15/2031 200,000 172,449
Essex Portfolio LP
REIT, 3.63%, 5/1/2027(a) 150,000 147,843
REIT, 1.70%, 3/1/2028(a) 250,000 231,699
REIT, 4.00%, 3/1/2029(a) 151,000 147,552
REIT, 3.00%, 1/15/2030 202,000 186,829
REIT, 1.65%, 1/15/2031 150,000 126,405
REIT, 2.65%, 3/15/2032 50,000 42,757
REIT, 5.50%, 4/1/2034(a) 100,000 100,527
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028(a) 275,000 255,144
REIT, 5.45%, 8/15/2030(a) 150,000 153,924
REIT, 2.00%, 8/15/2031 200,000 167,639
REIT, 4.15%, 4/15/2032 300,000 279,221
REIT, 5.50%, 8/15/2033 150,000 150,021
Mid-America Apartments LP
REIT, 1.10%, 9/15/2026 150,000 143,656
REIT, 3.95%, 3/15/2029 50,000 49,064
REIT, 5.30%, 2/15/2032 25,000 25,600
Store Capital LLC
REIT, 4.50%, 3/15/2028 170,000 167,484
REIT, 4.63%, 3/15/2029(a) 41,000 39,962
Tanger Properties LP
REIT, 3.13%, 9/1/2026 200,000 196,323
REIT, 3.88%, 7/15/2027 150,000 147,488
REIT, 2.75%, 9/1/2031(a) 200,000 172,184
3,787,996
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Retail REITs - 0 .5%
Agree LP
REIT, 2.00%, 6/15/2028(a) $ 52,000 $ 48,302
REIT, 2.90%, 10/1/2030 150,000 136,516
REIT, 4.80%, 10/1/2032 150,000 144,828
REIT, 2.60%, 6/15/2033(a) 150,000 122,355
REIT, 5.63%, 6/15/2034 300,000 302,811
Brixmor Operating Partnership LP
REIT, 4.13%, 6/15/2026 802,000 797,181
REIT, 3.90%, 3/15/2027(a) 100,000 98,660
REIT, 2.25%, 4/1/2028 150,000 140,166
REIT, 4.13%, 5/15/2029 2,000 1,949
NNN REIT, Inc.
REIT, 3.50%, 10/15/2027 176,000 171,386
REIT, 2.50%, 4/15/2030 100,000 90,036
REIT, 5.60%, 10/15/2033(a) 275,000 278,453
REIT, 5.50%, 6/15/2034(a) 250,000 250,504
2,583,147
Semiconductors & Semiconductor Equipment - 1 .5%
Advanced Micro Devices, Inc.
3.92%, 6/1/2032(a) 300,000 285,436
Applied Materials, Inc.
3.30%, 4/1/2027 50,000 49,356
4.80%, 6/15/2029 50,000 51,195
Broadcom, Inc.
4.80%, 4/15/2028 450,000 456,520
4.15%, 4/15/2032(a)(e) 250,000 237,771
Lam Research Corp.
4.00%, 3/15/2029(a) 350,000 346,844
1.90%, 6/15/2030 200,000 177,558
Microchip Technology, Inc.
5.05%, 3/15/2029 100,000 100,161
NVIDIA Corp.
2.85%, 4/1/2030(a) 150,000 141,758
NXP BV
3.88%, 6/18/2026(a) 300,000 297,508
3.15%, 5/1/2027 100,000 97,337
5.55%, 12/1/2028 200,000 204,608
4.30%, 6/18/2029(a) 300,000 293,331
3.40%, 5/1/2030 402,000 372,404
2.50%, 5/11/2031 225,000 193,820
2.65%, 2/15/2032 375,000 316,194
5.00%, 1/15/2033(a) 245,000 236,954
Qorvo, Inc.
4.38%, 10/15/2029(a) 202,000 193,072
QUALCOMM, Inc.
1.65%, 5/20/2032(a) 50,000 41,018
Skyworks Solutions, Inc.
1.80%, 6/1/2026 251,000 241,836
3.00%, 6/1/2031(a) 375,000 323,045
Texas Instruments, Inc.
4.90%, 3/14/2033(a) 250,000 253,203
4.85%, 2/8/2034(a) 250,000 251,736
TSMC Arizona Corp.
1.75%, 10/25/2026 850,000 818,630
3.88%, 4/22/2027 727,000 721,729

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
259 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 1.5% (continued)
TSMC Arizona Corp. (continued)
2.50%, 10/25/2031 $ 750,000 $ 666,169
7,369,193
Software - 3 .0%
Adobe, Inc.
2.15%, 2/1/2027(a) 312,000 302,555
4.85%, 4/4/2027(a) 250,000 254,372
4.80%, 4/4/2029(a) 400,000 410,542
2.30%, 2/1/2030 1,073,000 987,462
4.95%, 4/4/2034 200,000 201,826
AppLovin Corp.
5.13%, 12/1/2029 200,000 201,642
5.38%, 12/1/2031(a) 300,000 302,745
Autodesk, Inc.
3.50%, 6/15/2027(a) 210,000 206,929
2.85%, 1/15/2030(a) 230,000 214,421
2.40%, 12/15/2031(a) 511,000 441,831
Cadence Design Systems, Inc.
4.20%, 9/10/2027(a) 200,000 199,972
4.30%, 9/10/2029(a) 500,000 498,991
4.70%, 9/10/2034(a) 450,000 440,888
Fortinet, Inc.
2.20%, 3/15/2031 250,000 218,090
Intuit, Inc.
1.35%, 7/15/2027(a) 200,000 189,071
5.13%, 9/15/2028(a) 350,000 362,071
1.65%, 7/15/2030(a) 150,000 130,912
5.20%, 9/15/2033(a) 700,000 719,601
Oracle Corp.
2.65%, 7/15/2026 50,000 48,945
Roper Technologies, Inc.
3.80%, 12/15/2026(a) 400,000 396,314
1.40%, 9/15/2027(a) 500,000 466,064
4.20%, 9/15/2028(a) 426,000 422,790
2.95%, 9/15/2029 800,000 748,308
2.00%, 6/30/2030 277,000 242,384
1.75%, 2/15/2031 529,000 446,977
4.75%, 2/15/2032 200,000 197,942
4.90%, 10/15/2034 500,000 485,921
Salesforce, Inc.
1.95%, 7/15/2031 390,000 340,102
ServiceNow, Inc.
1.40%, 9/1/2030(a) 750,000 643,399
Synopsys, Inc.
4.65%, 4/1/2028(a) 700,000 708,037
4.85%, 4/1/2030(a) 650,000 657,088
5.15%, 4/1/2035 1,050,000 1,052,242
VMware LLC
1.40%, 8/15/2026(a) 275,000 263,961
4.65%, 5/15/2027 40,000 40,062
3.90%, 8/21/2027 395,000 389,067
4.70%, 5/15/2030(a) 92,000 91,164
2.20%, 8/15/2031 200,000 170,048
Workday, Inc.
3.50%, 4/1/2027 350,000 343,770
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.0% (continued)
Workday, Inc. (continued)
3.70%, 4/1/2029 $ 300,000 $ 290,279
3.80%, 4/1/2032(a) 600,000 555,100
15,283,885
Specialized REITs - 1 .2%
American Tower Corp.
REIT, 1.45%, 9/15/2026 550,000 527,438
Crown Castle, Inc.
REIT, 3.70%, 6/15/2026 50,000 49,437
REIT, 1.05%, 7/15/2026 850,000 813,611
REIT, 3.65%, 9/1/2027 400,000 391,183
REIT, 5.00%, 1/11/2028 100,000 100,865
CubeSmart LP
REIT, 2.25%, 12/15/2028(a) 300,000 275,647
REIT, 4.38%, 2/15/2029 150,000 148,039
REIT, 3.00%, 2/15/2030(a) 150,000 138,804
REIT, 2.00%, 2/15/2031 200,000 170,428
REIT, 2.50%, 2/15/2032 250,000 209,886
EPR Properties
REIT, 4.75%, 12/15/2026 250,000 247,812
REIT, 4.50%, 6/1/2027 303,000 297,911
REIT, 4.95%, 4/15/2028 153,000 151,216
REIT, 3.75%, 8/15/2029 250,000 233,940
REIT, 3.60%, 11/15/2031(a) 200,000 176,815
Equinix, Inc.
REIT, 3.20%, 11/18/2029 150,000 141,122
Public Storage Operating Co.
REIT, 1.50%, 11/9/2026 50,000 47,985
Weyerhaeuser Co.
REIT, 4.75%, 5/15/2026 655,000 655,846
REIT, 6.95%, 10/1/2027 150,000 158,813
REIT, 4.00%, 11/15/2029(a) 226,000 219,929
REIT, 4.00%, 4/15/2030(a) 379,000 366,720
REIT, 7.38%, 3/15/2032 300,000 336,593
REIT, 6.88%, 12/15/2033 135,000 147,210
6,007,250
Specialty Retail - 2 .9%
AutoZone, Inc.
5.05%, 7/15/2026(a) 100,000 100,645
3.75%, 6/1/2027(a) 350,000 345,520
4.50%, 2/1/2028(a) 150,000 151,026
6.25%, 11/1/2028(a) 250,000 264,853
3.75%, 4/18/2029 150,000 145,854
5.10%, 7/15/2029(a) 450,000 458,858
4.00%, 4/15/2030(a) 275,000 267,061
1.65%, 1/15/2031 350,000 296,085
4.75%, 8/1/2032(a) 350,000 344,491
4.75%, 2/1/2033 250,000 244,379
5.20%, 8/1/2033 100,000 99,781
6.55%, 11/1/2033(a) 215,000 233,517
5.40%, 7/15/2034(a) 500,000 505,246
Home Depot, Inc. (The)
5.15%, 6/25/2026 100,000 101,255
2.13%, 9/15/2026 75,000 73,150
4.90%, 4/15/2029 49,000 50,314

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 260
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.9% (continued)
Home Depot, Inc. (The) (continued)
2.95%, 6/15/2029(a) $ 426,000 $ 405,681
4.75%, 6/25/2029 150,000 153,238
2.70%, 4/15/2030(a) 750,000 695,864
1.38%, 3/15/2031(a) 525,000 440,880
4.85%, 6/25/2031 50,000 51,057
1.88%, 9/15/2031 450,000 384,880
3.25%, 4/15/2032(a) 378,000 346,176
4.50%, 9/15/2032(a) 150,000 149,235
4.95%, 6/25/2034 550,000 553,049
Lowe's Cos., Inc.
3.35%, 4/1/2027 500,000 491,168
3.10%, 5/3/2027(a) 250,000 244,255
1.30%, 4/15/2028 300,000 275,426
3.65%, 4/5/2029(a) 400,000 387,853
4.50%, 4/15/2030(a) 225,000 224,183
1.70%, 10/15/2030(a) 150,000 128,956
2.63%, 4/1/2031(a) 750,000 669,362
3.75%, 4/1/2032(a) 655,000 610,036
5.00%, 4/15/2033(a) 275,000 274,088
5.15%, 7/1/2033 250,000 251,118
O'Reilly Automotive, Inc.
5.75%, 11/20/2026 350,000 356,694
3.60%, 9/1/2027(a) 501,000 492,909
4.35%, 6/1/2028(a) 200,000 200,168
3.90%, 6/1/2029 650,000 634,195
4.20%, 4/1/2030 50,000 49,060
1.75%, 3/15/2031 200,000 168,714
4.70%, 6/15/2032(a) 875,000 857,735
Ross Stores, Inc.
1.88%, 4/15/2031 250,000 212,053
TJX Cos., Inc. (The)
2.25%, 9/15/2026 340,000 332,105
1.15%, 5/15/2028(a) 150,000 137,737
3.88%, 4/15/2030(a) 281,000 275,475
1.60%, 5/15/2031(a) 250,000 213,435
Tractor Supply Co.
1.75%, 11/1/2030 300,000 255,511
5.25%, 5/15/2033(a) 300,000 301,260
14,905,591
Technology Hardware, Storage & Peripherals - 0 .8%
Apple, Inc.
2.45%, 8/4/2026 512,000 502,941
2.05%, 9/11/2026 32,000 31,213
3.20%, 5/11/2027 25,000 24,707
2.90%, 9/12/2027 82,000 80,380
1.20%, 2/8/2028 314,000 292,532
3.25%, 8/8/2029(a) 282,000 274,550
2.20%, 9/11/2029 492,000 457,556
1.65%, 5/11/2030 300,000 266,847
1.25%, 8/20/2030 25,000 21,660
1.65%, 2/8/2031 650,000 567,987
3.35%, 8/8/2032 25,000 23,589
HP, Inc.
3.00%, 6/17/2027 200,000 193,715
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 0.8% (continued)
HP, Inc. (continued)
4.00%, 4/15/2029 $ 112,000 $ 108,622
5.50%, 1/15/2033(a) 150,000 149,294
NetApp, Inc.
2.38%, 6/22/2027 250,000 238,719
2.70%, 6/22/2030(a) 400,000 359,438
5.50%, 3/17/2032 350,000 354,335
Teledyne FLIR LLC
2.50%, 8/1/2030(a) 150,000 133,641
Western Digital Corp.
2.85%, 2/1/2029 150,000 136,873
4,218,599
Textiles, Apparel & Luxury Goods - 0 .0% (c)
Tapestry, Inc.
4.13%, 7/15/2027 8,000 7,939
5.10%, 3/11/2030 150,000 150,590
158,529
Tobacco - 1 .5%
Altria Group, Inc.
2.63%, 9/16/2026(a) 271,000 264,252
6.20%, 11/1/2028 400,000 422,215
4.80%, 2/14/2029 979,000 984,943
3.40%, 5/6/2030(a) 628,000 590,560
2.45%, 2/4/2032(a) 1,000,000 847,849
6.88%, 11/1/2033(a) 300,000 330,013
5.63%, 2/6/2035(a) 100,000 101,173
BAT Capital Corp.
6.42%, 8/2/2033 50,000 53,526
Philip Morris International, Inc.
0.88%, 5/1/2026 11,000 10,637
5.13%, 11/17/2027(a) 323,000 329,882
4.88%, 2/15/2028(a) 400,000 407,224
4.88%, 2/13/2029 150,000 152,415
5.63%, 11/17/2029(a) 225,000 235,814
5.13%, 2/15/2030(a) 487,000 499,559
2.10%, 5/1/2030(a) 200,000 178,567
5.50%, 9/7/2030(a) 250,000 261,294
5.75%, 11/17/2032(a) 450,000 472,088
5.38%, 2/15/2033(a) 475,000 486,406
5.63%, 9/7/2033 350,000 363,094
5.25%, 2/13/2034 640,000 646,482
7,637,993
Trading Companies & Distributors - 0 .2%
Air Lease Corp.
3.75%, 6/1/2026 50,000 49,436
2.20%, 1/15/2027 27,000 25,954
5.85%, 12/15/2027 25,000 25,758
5.30%, 2/1/2028 300,000 305,253
5.10%, 3/1/2029 50,000 50,697
2.88%, 1/15/2032(a) 35,000 30,389
Ferguson Enterprises, Inc.
5.00%, 10/3/2034 200,000 193,548
GATX Corp.
4.00%, 6/30/2030 50,000 48,168
6.05%, 3/15/2034 50,000 51,988

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
261 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 0.2% (continued)
WW Grainger, Inc.
4.45%, 9/15/2034 $ 250,000 $ 242,508
1,023,699
Wireless Telecommunication Services - 0 .3%
T-Mobile USA, Inc.
3.75%, 4/15/2027 725,000 717,144
2.05%, 2/15/2028 300,000 282,105
4.95%, 3/15/2028(a) 310,000 315,016
4.80%, 7/15/2028(a) 300,000 303,080
3.88%, 4/15/2030 68,000 65,614
1,682,959
Total Corporate Bonds
(Cost $496,482,920) 500,639,302
SECURITIES LENDING REINVESTMENTS - 18 .0% (f)
CERTIFICATES OF DEPOSIT - 0 .6%
BNP Paribas, New York
(SOFR + 0.24%), 4.60%,
12/1/2025(g) $ 1,000,000 999,588
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.60%,
12/17/2025(g) 1,000,000 999,366
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(g) 1,000,000 999,988
Total Certificates of Deposit
(Cost $3,000,000) 2,998,942
REPURCHASE AGREEMENTS - 17 .4%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$26,040,371, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $26,473,178 26,037,225 26,037,225
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$62,307,666, collateralized by
various Common Stocks; total
market value $68,717,255 62,300,000 62,300,000
Total Repurchase Agreements
(Cost $88,337,225) 88,337,225
Total Securities Lending Reinvestments
(Cost $91,337,225) 91,336,167
Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0 .5% (h)
U.S. GOVERNMENT AGENCY SECURITIES - 0 .5%
FHLB
Zero Coupon, 5/1/2025
(Cost $2,530,000) $ 2,530,000 $ 2,529,703
Total Investments - 117.1%
(Cost $590,350,145) 594,505,172
Liabilities in excess of other assets - (17.1%) (87,021,815)
NET ASSETS - 100.0% $507,483,357
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $96,070,540, collateralized in
the form of cash with a value of $91,337,225 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $13,691,957 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 5.00%, and maturity dates ranging
from September 30, 2025 – November 15, 2054; a total
value of $105,029,182.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2025.
(c) Represents less than 0.05% of net assets.
(d) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(e) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2025, the value of these securities amounted to
approximately $4,095,510 or 0.81% of net assets.
(f) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $91,336,167.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2025.
Percentages shown are based on Net Assets.
(h) The rate shown was the current yield as of April 30,
2025.
Abbreviations
FHLB — Federal Home Loan Bank
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 262
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,386,558
Aggregate gross unrealized depreciation (1,661,959)
Net unrealized appreciation $ 3,724,599
Federal income tax cost $ 590,780,573
Security Type % of Net Assets
Corporate Bonds 98 .6%
Securities Lending Reinvestments 18 .0
Short-Term Investments 0 .5
Others
(1)
( 17 .1 )
100 .0%
(1)
Includes any other net assets/(liabilities).

263 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
April 30, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 98 .2%
Aerospace & Defense - 0 .8%
General Dynamics Corp.
4.25%, 4/1/2040 $ 50,000 $ 44,325
Howmet Aerospace, Inc.
5.95%, 2/1/2037 30,000 31,225
Lockheed Martin Corp.
4.30%, 6/15/2062 20,000 15,573
5.90%, 11/15/2063 30,000 30,516
5.20%, 2/15/2064 5,000 4,538
Northrop Grumman Corp.
5.20%, 6/1/2054 25,000 23,023
Precision Castparts Corp.
4.20%, 6/15/2035 15,000 14,324
3.90%, 1/15/2043 10,000 8,047
RTX Corp.
4.50%, 6/1/2042 50,000 43,430
6.40%, 3/15/2054 20,000 21,473
Textron, Inc.
5.50%, 5/15/2035 50,000 49,631
286,105
Automobile Components - 0 .1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/1/2051 50,000 28,347
Lear Corp.
5.25%, 5/15/2049 25,000 20,800
49,147
Automobiles - 0 .1%
Ford Motor Co.
4.75%, 1/15/2043 50,000 37,389
Banks - 7 .4%
Bank of America Corp.
4.24%, 4/24/2038(a) 100,000 89,424
2.68%, 6/19/2041(a) 70,000 49,607
3.31%, 4/22/2042(a) 30,000 22,583
4.08%, 3/20/2051(a) 90,000 69,427
2.97%, 7/21/2052(a) 15,000 9,442
Citigroup, Inc.
6.13%, 8/25/2036 50,000 50,891
8.13%, 7/15/2039 75,000 92,770
5.32%, 3/26/2041(a) 45,000 43,194
5.88%, 1/30/2042 95,000 96,272
6.68%, 9/13/2043 95,000 100,343
5.30%, 5/6/2044 50,000 45,551
4.75%, 5/18/2046 170,000 140,719
4.65%, 7/23/2048 15,000 12,606
5.61%, 3/4/2056(a) 50,000 47,779
6.88%, 2/15/2098 25,000 27,381
Cooperatieve Rabobank UA
5.25%, 5/24/2041 95,000 92,240
5.25%, 8/4/2045 25,000 22,977
Fifth Third Bancorp
8.25%, 3/1/2038 30,000 35,301
HSBC Holdings plc
6.50%, 5/2/2036 25,000 26,648
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 7.4% (continued)
HSBC Holdings plc (continued)
6.50%, 9/15/2037 $ 75,000 $ 77,783
6.80%, 6/1/2038 75,000 80,201
6.33%, 3/9/2044(a) 125,000 131,177
5.25%, 3/14/2044 50,000 46,467
JPMorgan Chase & Co.
6.40%, 5/15/2038 20,000 21,951
3.11%, 4/22/2041(a) 35,000 26,494
4.95%, 6/1/2045 100,000 90,928
5.53%, 11/29/2045(a) 50,000 49,238
3.96%, 11/15/2048(a) 10,000 7,815
3.33%, 4/22/2052(a) 10,000 6,869
Lloyds Banking Group plc
3.37%, 12/14/2046(a) 75,000 52,187
4.34%, 1/9/2048 100,000 76,741
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 50,000 42,168
Regions Bank
6.45%, 6/26/2037 25,000 25,309
Sumitomo Mitsui Financial Group, Inc.
5.84%, 7/9/2044 50,000 49,872
Wells Fargo & Co.
3.07%, 4/30/2041(a) 10,000 7,356
5.38%, 11/2/2043 60,000 55,365
5.61%, 1/15/2044 180,000 169,685
4.65%, 11/4/2044 55,000 45,897
4.90%, 11/17/2045 140,000 119,608
4.40%, 6/14/2046 145,000 114,949
4.75%, 12/7/2046 140,000 116,084
5.01%, 4/4/2051(a) 40,000 35,187
4.61%, 4/25/2053(a) 10,000 8,280
Westpac Banking Corp.
2.96%, 11/16/2040 45,000 32,801
3.13%, 11/18/2041 75,000 52,996
2,618,563
Beverages - 1 .7%
Coca-Cola Co. (The)
4.20%, 3/25/2050 50,000 40,847
2.60%, 6/1/2050 40,000 24,455
3.00%, 3/5/2051 55,000 36,314
2.50%, 3/15/2051 70,000 41,579
5.30%, 5/13/2054 100,000 96,600
5.20%, 1/14/2055 100,000 95,609
2.75%, 6/1/2060 15,000 8,761
5.40%, 5/13/2064 135,000 130,928
Constellation Brands, Inc.
4.50%, 5/9/2047 32,149 26,163
PepsiCo, Inc.
5.50%, 1/15/2040 35,000 36,172
3.50%, 3/19/2040 5,000 4,077
3.60%, 8/13/2042 20,000 15,781
4.60%, 7/17/2045 10,000 8,808
3.45%, 10/6/2046 20,000 14,874

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 264
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 1.7% (continued)
PepsiCo, Inc. (continued)
5.25%, 7/17/2054 $ 30,000 $ 28,973
609,941
Biotechnology - 1 .5%
AbbVie, Inc.
5.40%, 3/15/2054 50,000 47,908
5.50%, 3/15/2064 20,000 19,219
Amgen, Inc.
5.65%, 3/2/2053 40,000 38,392
5.75%, 3/2/2063 65,000 61,815
Biogen, Inc.
5.20%, 9/15/2045 15,000 13,239
3.15%, 5/1/2050 20,000 12,182
Gilead Sciences, Inc.
5.10%, 6/15/2035 50,000 50,180
4.80%, 4/1/2044 25,000 22,391
4.50%, 2/1/2045 50,000 42,933
4.15%, 3/1/2047 55,000 44,653
5.55%, 10/15/2053 50,000 48,735
5.50%, 11/15/2054 50,000 48,427
5.60%, 11/15/2064 50,000 48,222
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050 75,000 42,957
541,253
Broadline Retail - 0 .3%
Amazon.com, Inc.
4.05%, 8/22/2047 15,000 12,352
4.25%, 8/22/2057 100,000 81,223
eBay, Inc.
4.00%, 7/15/2042 20,000 15,839
109,414
Building Products - 0 .4%
Masco Corp.
4.50%, 5/15/2047 50,000 39,639
Trane Technologies Financing Ltd.
4.50%, 3/21/2049 40,000 32,755
Trane Technologies Global Holding Co. Ltd.
5.75%, 6/15/2043 50,000 49,956
4.30%, 2/21/2048 20,000 16,043
138,393
Capital Markets - 2 .4%
BlackRock Funding, Inc.
5.25%, 3/14/2054 15,000 14,192
Brookfield Finance, Inc.
5.97%, 3/4/2054 25,000 24,359
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 50,000 53,723
4.02%, 10/31/2038(a) 20,000 17,026
3.21%, 4/22/2042(a) 25,000 18,241
2.91%, 7/21/2042(a) 40,000 27,762
5.15%, 5/22/2045 25,000 22,173
4.75%, 10/21/2045 20,000 17,336
5.56%, 11/19/2045(a) 25,000 24,043
Moody's Corp.
2.75%, 8/19/2041 5,000 3,444
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 2.4% (continued)
Moody’s Corp. (continued)
5.25%, 7/15/2044 $ 25,000 $ 23,374
4.88%, 12/17/2048 35,000 30,375
3.25%, 5/20/2050 40,000 26,408
3.75%, 2/25/2052 75,000 55,114
3.10%, 11/29/2061 55,000 33,385
Morgan Stanley
3.22%, 4/22/2042(a) 25,000 18,406
6.38%, 7/24/2042 20,000 21,474
4.30%, 1/27/2045 5,000 4,137
5.60%, 3/24/2051(a) 50,000 48,434
5.52%, 11/19/2055(a) 50,000 47,749
Nasdaq, Inc.
5.95%, 8/15/2053 60,000 60,392
6.10%, 6/28/2063 60,000 60,306
Raymond James Financial, Inc.
3.75%, 4/1/2051 50,000 35,654
S&P Global, Inc.
6.55%, 11/15/2037 20,000 22,345
4.50%, 5/15/2048 20,000 16,923
3.25%, 12/1/2049 15,000 10,423
3.70%, 3/1/2052 40,000 29,862
2.30%, 8/15/2060 50,000 25,377
3.90%, 3/1/2062 80,000 58,918
851,355
Chemicals - 1 .9%
CF Industries, Inc.
4.95%, 6/1/2043 70,000 59,694
5.38%, 3/15/2044 25,000 22,442
Dow Chemical Co. (The)
9.40%, 5/15/2039 10,000 12,798
Ecolab, Inc.
5.50%, 12/8/2041 25,000 24,939
2.70%, 12/15/2051 120,000 72,178
2.75%, 8/18/2055 47,000 27,783
LYB International Finance BV
5.25%, 7/15/2043 50,000 43,432
LYB International Finance III LLC
4.20%, 10/15/2049 80,000 57,486
4.20%, 5/1/2050 50,000 35,736
3.63%, 4/1/2051 25,000 16,156
3.80%, 10/1/2060 25,000 15,573
LyondellBasell Industries NV
4.63%, 2/26/2055 25,000 18,901
PPG Industries, Inc.
5.50%, 11/15/2040 25,000 25,005
RPM International, Inc.
5.25%, 6/1/2045 20,000 18,570
Sherwin-Williams Co. (The)
4.00%, 12/15/2042 25,000 19,604
4.55%, 8/1/2045 50,000 41,598
4.50%, 6/1/2047 60,000 49,716
3.80%, 8/15/2049 70,000 50,329
2.90%, 3/15/2052 75,000 44,897
656,837

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
265 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 0 .1%
Republic Services, Inc.
6.20%, 3/1/2040 $ 20,000 $ 21,438
5.70%, 5/15/2041 25,000 25,185
46,623
Communications Equipment - 1 .7%
Cisco Systems, Inc.
5.90%, 2/15/2039 175,000 186,728
5.50%, 1/15/2040 55,000 56,195
5.30%, 2/26/2054 155,000 147,918
5.35%, 2/26/2064 100,000 94,787
Juniper Networks, Inc.
5.95%, 3/15/2041 35,000 34,496
Motorola Solutions, Inc.
5.50%, 9/1/2044 30,000 28,970
Nokia OYJ
6.63%, 5/15/2039 40,000 40,174
589,268
Construction Materials - 0 .4%
Lafarge SA
7.13%, 7/15/2036 25,000 28,069
Martin Marietta Materials, Inc.
3.20%, 7/15/2051 50,000 31,951
5.50%, 12/1/2054 50,000 46,423
Vulcan Materials Co.
4.70%, 3/1/2048 10,000 8,441
5.70%, 12/1/2054 30,000 28,670
143,554
Consumer Staples Distribution & Retail - 1 .2%
Kroger Co. (The)
4.45%, 2/1/2047 130,000 105,877
5.50%, 9/15/2054 50,000 46,771
5.65%, 9/15/2064 50,000 46,439
Sysco Corp.
5.38%, 9/21/2035 30,000 30,168
6.60%, 4/1/2040 50,000 53,603
4.85%, 10/1/2045 15,000 12,908
6.60%, 4/1/2050 60,000 63,607
3.15%, 12/14/2051 80,000 49,868
409,241
Containers & Packaging - 0 .2%
Packaging Corp. of America
4.05%, 12/15/2049 45,000 33,565
3.05%, 10/1/2051 50,000 30,739
64,304
Diversified REITs - 0 .4%
GLP Capital LP
REIT, 6.25%, 9/15/2054 25,000 23,577
Simon Property Group LP
REIT, 6.75%, 2/1/2040 30,000 33,385
VICI Properties LP
REIT, 5.63%, 5/15/2052 70,000 62,688
REIT, 6.13%, 4/1/2054 35,000 33,528
153,178
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 1 .1%
AT&T, Inc.
3.55%, 9/15/2055 $ 100,000 $ 66,967
3.80%, 12/1/2057 50,000 34,418
3.65%, 9/15/2059 60,000 39,686
Telefonica Emisiones SA
7.05%, 6/20/2036 95,000 105,224
4.90%, 3/6/2048 150,000 125,166
371,461
Electric Utilities - 5 .9%
AEP Texas, Inc.
Series G, 4.15%, 5/1/2049 25,000 18,622
3.45%, 5/15/2051 25,000 16,455
Alabama Power Co.
5.50%, 3/15/2041 25,000 24,419
4.10%, 1/15/2042 25,000 20,351
3.13%, 7/15/2051 25,000 16,313
Appalachian Power Co.
7.00%, 4/1/2038 50,000 55,709
4.45%, 6/1/2045 25,000 19,990
Series Y, 4.50%, 3/1/2049 25,000 19,831
Arizona Public Service Co.
2.65%, 9/15/2050 50,000 28,850
Duke Energy Corp.
3.75%, 9/1/2046 100,000 72,241
3.95%, 8/15/2047 50,000 36,611
5.00%, 8/15/2052 75,000 64,118
6.10%, 9/15/2053 50,000 49,842
5.80%, 6/15/2054 50,000 47,915
Duke Energy Progress LLC
4.10%, 3/15/2043 400,000 325,689
Emera US Finance LP
4.75%, 6/15/2046 50,000 40,282
Evergy Kansas Central, Inc.
4.13%, 3/1/2042 25,000 20,679
3.45%, 4/15/2050 50,000 34,153
5.70%, 3/15/2053 50,000 48,597
Evergy Metro, Inc.
Series B, 6.05%, 11/15/2035 50,000 52,839
FirstEnergy Corp.
Series C, 4.85%, 7/15/2047(b) 25,000 20,812
Georgia Power Co.
Series A, 3.25%, 3/15/2051 50,000 33,176
Idaho Power Co.
5.80%, 4/1/2054 45,000 44,232
5.70%, 3/15/2055 10,000 9,691
Indiana Michigan Power Co.
3.25%, 5/1/2051 25,000 16,284
International Transmission Co.
4.63%, 8/15/2043 45,000 37,826
Interstate Power and Light Co.
3.10%, 11/30/2051 25,000 15,766
5.45%, 9/30/2054 40,000 37,475
Kentucky Utilities Co.
5.13%, 11/1/2040 20,000 18,973

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 266
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 5.9% (continued)
Louisville Gas and Electric Co.
5.13%, 11/15/2040 $ 20,000 $ 19,132
Mississippi Power Co.
Series 12-A, 4.25%,
3/15/2042 25,000 20,825
Nevada Power Co.
Series R, 6.75%, 7/1/2037 25,000 27,865
5.38%, 9/15/2040 25,000 24,771
5.45%, 5/15/2041 25,000 24,231
Series EE, 3.13%, 8/1/2050 25,000 15,902
Series GG, 5.90%, 5/1/2053 25,000 24,688
Ohio Power Co.
Series R, 2.90%, 10/1/2051 25,000 15,041
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040 10,000 10,110
4.15%, 4/1/2047 50,000 39,191
5.60%, 4/1/2053 55,000 52,909
Pacific Gas and Electric Co.
5.25%, 3/1/2052 25,000 20,797
6.75%, 1/15/2053 20,000 20,133
PacifiCorp
6.25%, 10/15/2037 50,000 52,628
6.00%, 1/15/2039 25,000 25,358
4.13%, 1/15/2049 75,000 56,472
4.15%, 2/15/2050 25,000 18,722
3.30%, 3/15/2051 75,000 48,066
2.90%, 6/15/2052 25,000 14,658
5.35%, 12/1/2053 25,000 22,302
5.50%, 5/15/2054 25,000 22,620
Public Service Co. of Colorado
3.95%, 3/15/2043 50,000 38,515
Public Service Co. of Oklahoma
Series K, 3.15%, 8/15/2051 25,000 15,809
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045 25,000 18,699
Series L, 3.85%, 2/1/2048 25,000 17,957
3.25%, 11/1/2051 25,000 15,773
Tucson Electric Power Co.
3.25%, 5/1/2051 75,000 48,797
5.50%, 4/15/2053 25,000 23,534
Wisconsin Electric Power Co.
3.65%, 12/15/2042 35,000 26,730
4.25%, 6/1/2044 10,000 8,099
4.30%, 12/15/2045 10,000 8,176
Wisconsin Public Service Corp.
2.85%, 12/1/2051 50,000 30,288
2,076,539
Electrical Equipment - 0 .1%
ABB Finance USA, Inc.
4.38%, 5/8/2042 50,000 43,727
Electronic Equipment, Instruments & Components - 0 .8%
Amphenol Corp.
5.38%, 11/15/2054 50,000 48,564
Corning, Inc.
5.75%, 8/15/2040 50,000 50,198
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 0.8%
(continued)
Corning, Inc. (continued)
4.75%, 3/15/2042 $ 30,000 $ 26,521
5.35%, 11/15/2048 50,000 45,948
5.45%, 11/15/2079 75,000 64,468
Tyco Electronics Group SA
7.13%, 10/1/2037 40,000 46,463
282,162
Energy Equipment & Services - 0 .1%
NOV, Inc.
3.95%, 12/1/2042 50,000 35,012
Entertainment - 0 .8%
Electronic Arts, Inc.
2.95%, 2/15/2051 70,000 43,573
Netflix, Inc.
5.40%, 8/15/2054 90,000 87,323
Walt Disney Co. (The)
6.15%, 3/1/2037 30,000 32,542
6.65%, 11/15/2037 60,000 67,683
Warnermedia Holdings, Inc.
5.05%, 3/15/2042 40,000 30,150
5.14%, 3/15/2052 45,000 30,765
292,036
Financial Services - 2 .5%
Apollo Global Management, Inc.
5.80%, 5/21/2054 65,000 62,296
Fidelity National Information Services, Inc.
3.10%, 3/1/2041 35,000 24,906
4.50%, 8/15/2046 20,000 16,372
Fiserv, Inc.
4.40%, 7/1/2049 145,000 113,869
Mastercard, Inc.
3.80%, 11/21/2046 95,000 75,273
3.95%, 2/26/2048 35,000 28,101
3.65%, 6/1/2049 120,000 90,766
3.85%, 3/26/2050 45,000 35,133
2.95%, 3/15/2051 25,000 16,340
Visa, Inc.
2.70%, 4/15/2040 140,000 105,548
4.30%, 12/14/2045 225,000 193,292
3.65%, 9/15/2047 15,000 11,478
Voya Financial, Inc.
5.70%, 7/15/2043 30,000 28,536
Western Union Co. (The)
6.20%, 11/17/2036 35,000 35,144
6.20%, 6/21/2040 20,000 19,483
Woodside Finance Ltd.
5.70%, 9/12/2054 50,000 44,506
901,043
Food Products - 0 .8%
General Mills, Inc.
4.55%, 4/17/2038 25,000 22,978
5.40%, 6/15/2040 50,000 47,886
Ingredion, Inc.
6.63%, 4/15/2037 25,000 27,393

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
267 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0.8% (continued)
Ingredion, Inc. (continued)
3.90%, 6/1/2050 $ 35,000 $ 26,005
Kraft Heinz Foods Co.
6.88%, 1/26/2039 25,000 27,681
5.00%, 6/4/2042 10,000 9,052
Mondelez International, Inc.
2.63%, 9/4/2050 50,000 29,462
Tyson Foods, Inc.
5.15%, 8/15/2044 50,000 44,811
5.10%, 9/28/2048 45,000 39,895
275,163
Gas Utilities - 0 .8%
Atmos Energy Corp.
4.30%, 10/1/2048 25,000 20,366
2.85%, 2/15/2052 100,000 61,030
5.75%, 10/15/2052 50,000 49,774
6.20%, 11/15/2053 50,000 53,115
5.00%, 12/15/2054 50,000 44,594
Piedmont Natural Gas Co., Inc.
4.65%, 8/1/2043 25,000 21,681
3.64%, 11/1/2046 50,000 35,542
286,102
Ground Transportation - 3 .0%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037 15,000 16,241
5.75%, 5/1/2040 75,000 77,545
5.40%, 6/1/2041 25,000 24,485
4.95%, 9/15/2041 25,000 23,324
4.40%, 3/15/2042 25,000 21,734
4.38%, 9/1/2042 50,000 43,038
4.45%, 3/15/2043 75,000 65,315
5.15%, 9/1/2043 50,000 47,572
4.55%, 9/1/2044 15,000 13,151
3.90%, 8/1/2046 45,000 35,309
4.15%, 12/15/2048 15,000 12,101
3.05%, 2/15/2051 25,000 16,347
3.30%, 9/15/2051 15,000 10,253
2.88%, 6/15/2052 90,000 55,976
4.45%, 1/15/2053 120,000 100,294
5.20%, 4/15/2054 120,000 112,290
Canadian National Railway Co.
4.50%, 11/7/2043 25,000 21,448
Canadian Pacific Railway Co.
5.75%, 1/15/2042 30,000 29,681
6.13%, 9/15/2115 50,000 49,332
Uber Technologies, Inc.
5.35%, 9/15/2054 20,000 18,317
Union Pacific Corp.
3.80%, 10/1/2051 50,000 37,422
5.60%, 12/1/2054 50,000 49,129
3.95%, 8/15/2059 50,000 36,340
3.84%, 3/20/2060 75,000 53,304
5.15%, 1/20/2063 40,000 35,615
3.75%, 2/5/2070 15,000 9,970
3.80%, 4/6/2071 25,000 16,911
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 3.0% (continued)
Union Pacific Corp. (continued)
3.85%, 2/14/2072 $ 50,000 $ 34,259
1,066,703
Health Care Equipment & Supplies - 1 .3%
Abbott Laboratories
4.75%, 11/30/2036 50,000 49,398
6.15%, 11/30/2037 50,000 55,224
6.00%, 4/1/2039 20,000 21,851
4.90%, 11/30/2046 15,000 14,073
Becton Dickinson & Co.
4.67%, 6/6/2047 25,000 21,196
Boston Scientific Corp.
6.50%, 11/15/2035(b) 30,000 33,265
7.38%, 1/15/2040 30,000 35,493
4.70%, 3/1/2049 25,000 22,012
STERIS Irish FinCo. UnLtd Co.
3.75%, 3/15/2051 100,000 69,540
Stryker Corp.
4.10%, 4/1/2043 20,000 16,360
4.38%, 5/15/2044 25,000 21,179
4.63%, 3/15/2046 100,000 87,180
Zimmer Biomet Holdings, Inc.
4.25%, 8/15/2035 25,000 22,750
469,521
Health Care Providers & Services - 3 .6%
Cardinal Health, Inc.
4.60%, 3/15/2043 60,000 50,345
4.50%, 11/15/2044 25,000 20,554
4.90%, 9/15/2045 30,000 25,909
4.37%, 6/15/2047 40,000 31,973
5.75%, 11/15/2054 50,000 47,884
Cencora, Inc.
4.25%, 3/1/2045 35,000 28,283
4.30%, 12/15/2047 40,000 31,915
Cigna Group (The)
3.20%, 3/15/2040 250,000 189,908
3.88%, 10/15/2047 25,000 18,407
4.90%, 12/15/2048 20,000 17,239
5.60%, 2/15/2054 75,000 70,667
Elevance Health, Inc.
5.85%, 1/15/2036 20,000 20,884
6.38%, 6/15/2037 30,000 32,327
4.63%, 5/15/2042 35,000 30,345
4.65%, 1/15/2043 30,000 26,119
5.10%, 1/15/2044 40,000 36,393
4.55%, 5/15/2052 25,000 20,266
6.10%, 10/15/2052 20,000 20,259
5.13%, 2/15/2053 10,000 8,815
5.65%, 6/15/2054 5,000 4,770
4.85%, 8/15/2054 25,000 20,678
HCA, Inc.
5.50%, 6/15/2047 40,000 36,323
5.25%, 6/15/2049 65,000 56,391
3.50%, 7/15/2051 75,000 48,473
4.63%, 3/15/2052 80,000 62,699

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 268
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 3.6% (continued)
HCA, Inc. (continued)
5.90%, 6/1/2053 $ 40,000 $ 37,886
6.00%, 4/1/2054 50,000 47,541
5.95%, 9/15/2054 40,000 37,847
6.20%, 3/1/2055 40,000 39,191
Laboratory Corp. of America Holdings
4.70%, 2/1/2045 20,000 17,018
McKesson Corp.
4.88%, 3/15/2044 25,000 21,996
UnitedHealth Group, Inc.
3.88%, 8/15/2059 30,000 20,984
5.20%, 4/15/2063 50,000 44,089
5.50%, 4/15/2064 55,000 50,911
1,275,289
Hotels, Restaurants & Leisure - 2 .2%
Marriott International, Inc.
5.50%, 4/15/2037 50,000 48,714
McDonald's Corp.
6.30%, 10/15/2037 100,000 108,788
6.30%, 3/1/2038 45,000 48,587
5.70%, 2/1/2039 45,000 46,136
3.63%, 5/1/2043 20,000 15,260
4.60%, 5/26/2045 40,000 34,553
4.88%, 12/9/2045 150,000 133,494
4.45%, 3/1/2047 30,000 24,987
4.45%, 9/1/2048 75,000 62,285
3.63%, 9/1/2049 140,000 100,605
4.20%, 4/1/2050 75,000 59,366
5.15%, 9/9/2052 65,000 59,211
5.45%, 8/14/2053 30,000 28,512
770,498
Household Products - 0 .5%
Church & Dwight Co., Inc.
3.95%, 8/1/2047 25,000 19,357
5.00%, 6/15/2052 50,000 44,067
Colgate-Palmolive Co.
4.00%, 8/15/2045 15,000 12,422
Kimberly-Clark Corp.
6.63%, 8/1/2037 25,000 28,663
5.30%, 3/1/2041 40,000 39,231
3.70%, 6/1/2043 25,000 19,792
3.90%, 5/4/2047 25,000 19,554
183,086
Independent Power and Renewable Electricity Producers - 0 .3%
Southern Power Co.
5.15%, 9/15/2041 50,000 46,244
5.25%, 7/15/2043 30,000 27,816
Series F, 4.95%, 12/15/2046 25,000 21,429
95,489
Industrial Conglomerates - 0 .2%
Honeywell International, Inc.
5.25%, 3/1/2054 50,000 46,880
5.35%, 3/1/2064 40,000 36,910
83,790
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Industrial REITs - 0 .1%
Prologis LP
REIT, 2.13%, 10/15/2050 $ 50,000 $ 26,032
REIT, 5.25%, 6/15/2053 25,000 23,169
49,201
Insurance - 6 .7%
Aflac, Inc.
6.45%, 8/15/2040 20,000 21,508
4.00%, 10/15/2046 25,000 19,525
Alleghany Corp.
4.90%, 9/15/2044 25,000 22,419
3.25%, 8/15/2051 40,000 26,447
Allstate Corp. (The)
6.50%, 5/15/2057(a) 30,000 29,802
American Financial Group, Inc.
4.50%, 6/15/2047 50,000 40,246
Aon Corp.
6.25%, 9/30/2040 20,000 21,277
2.90%, 8/23/2051 50,000 30,134
Aon Global Ltd.
4.25%, 12/12/2042 20,000 16,139
4.45%, 5/24/2043 20,000 16,539
4.60%, 6/14/2044 50,000 42,261
4.75%, 5/15/2045 50,000 43,076
Aon North America, Inc.
5.75%, 3/1/2054 150,000 145,047
Arch Capital Finance LLC
5.03%, 12/15/2046 30,000 26,763
Arch Capital Group Ltd.
3.64%, 6/30/2050 50,000 35,657
Arch Capital Group US, Inc.
5.14%, 11/1/2043 35,000 32,188
Arthur J Gallagher & Co.
3.50%, 5/20/2051 35,000 23,683
3.05%, 3/9/2052 25,000 15,344
5.75%, 3/2/2053 50,000 47,923
6.75%, 2/15/2054 50,000 54,331
5.75%, 7/15/2054 50,000 48,180
5.55%, 2/15/2055 25,000 23,549
Athene Holding Ltd.
3.95%, 5/25/2051 35,000 24,101
3.45%, 5/15/2052 40,000 25,005
6.25%, 4/1/2054 75,000 72,666
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 105,000 86,994
2.85%, 10/15/2050 55,000 34,945
3.85%, 3/15/2052 290,000 221,722
Brown & Brown, Inc.
4.95%, 3/17/2052 50,000 41,491
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 50,000 30,259
Fairfax Financial Holdings Ltd.
6.35%, 3/22/2054 50,000 50,097
Hartford Insurance Group, Inc. (The)
5.95%, 10/15/2036 25,000 26,069
6.63%, 3/30/2040 25,000 27,044

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
269 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.7% (continued)
Hartford Insurance Group, Inc. (The) (continued)
6.10%, 10/1/2041 $ 25,000 $ 25,495
4.40%, 3/15/2048 35,000 28,911
Markel Group, Inc.
5.00%, 3/30/2043 25,000 22,083
5.00%, 4/5/2046 20,000 17,519
4.15%, 9/17/2050 10,000 7,504
3.45%, 5/7/2052 30,000 19,792
6.00%, 5/16/2054 25,000 24,765
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039 25,000 23,536
4.35%, 1/30/2047 25,000 20,797
4.90%, 3/15/2049 85,000 75,947
2.90%, 12/15/2051 50,000 30,781
6.25%, 11/1/2052 50,000 53,086
5.45%, 3/15/2053 50,000 47,744
5.70%, 9/15/2053 75,000 74,364
5.45%, 3/15/2054 25,000 23,854
5.40%, 3/15/2055 75,000 71,393
MetLife, Inc.
6.40%, 12/15/2036 25,000 24,720
10.75%, 8/1/2039 20,000 26,055
Old Republic International Corp.
3.85%, 6/11/2051 50,000 34,450
Progressive Corp. (The)
4.13%, 4/15/2047 10,000 8,035
Prudential Financial, Inc.
4.35%, 2/25/2050 25,000 20,467
Transatlantic Holdings, Inc.
8.00%, 11/30/2039 25,000 30,070
Trinity Acquisition plc
6.13%, 8/15/2043 20,000 19,712
Unum Group
5.75%, 8/15/2042 50,000 47,815
W R Berkley Corp.
6.25%, 2/15/2037 25,000 26,344
4.75%, 8/1/2044 25,000 21,721
Willis North America, Inc.
5.05%, 9/15/2048 30,000 25,902
3.88%, 9/15/2049 55,000 39,691
5.90%, 3/5/2054 50,000 48,432
2,363,416
Interactive Media & Services - 1 .9%
Meta Platforms, Inc.
4.45%, 8/15/2052 160,000 133,092
5.60%, 5/15/2053 205,000 203,396
5.40%, 8/15/2054 50,000 48,110
4.65%, 8/15/2062 140,000 117,003
5.75%, 5/15/2063 135,000 134,968
5.55%, 8/15/2064 45,000 43,288
679,857
IT Services - 2 .0%
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 150,000 141,493
5.30%, 2/5/2054 100,000 91,946
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 2.0% (continued)
International Business Machines Corp.
4.15%, 5/15/2039 $ 190,000 $ 164,832
5.60%, 11/30/2039 50,000 50,640
2.85%, 5/15/2040 85,000 61,116
4.00%, 6/20/2042 45,000 36,675
4.90%, 7/27/2052 80,000 69,871
5.70%, 2/10/2055 100,000 96,953
713,526
Leisure Products - 0 .1%
Brunswick Corp.
5.10%, 4/1/2052 15,000 11,142
Mattel, Inc.
6.20%, 10/1/2040 25,000 23,917
35,059
Machinery - 1 .0%
Dover Corp.
5.38%, 10/15/2035 25,000 25,694
6.60%, 3/15/2038 25,000 27,501
5.38%, 3/1/2041 15,000 14,375
Fortive Corp.
4.30%, 6/15/2046 25,000 19,859
Illinois Tool Works, Inc.
4.88%, 9/15/2041 50,000 46,890
3.90%, 9/1/2042 80,000 65,271
Ingersoll Rand, Inc.
5.70%, 6/15/2054 25,000 24,093
Otis Worldwide Corp.
3.11%, 2/15/2040 50,000 37,565
3.36%, 2/15/2050 52,000 35,035
Snap-on, Inc.
3.10%, 5/1/2050 50,000 32,606
Xylem, Inc.
4.38%, 11/1/2046 25,000 20,336
349,225
Media - 2 .1%
Charter Communications Operating LLC
5.38%, 4/1/2038 40,000 36,157
6.48%, 10/23/2045 75,000 69,859
5.75%, 4/1/2048 50,000 42,685
4.40%, 12/1/2061 15,000 9,740
5.50%, 4/1/2063 20,000 15,709
Fox Corp.
5.48%, 1/25/2039 100,000 96,021
5.58%, 1/25/2049 125,000 113,899
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 35,000 25,265
5.40%, 10/1/2048 20,000 18,130
Paramount Global
6.88%, 4/30/2036 50,000 50,204
4.38%, 3/15/2043 50,000 36,017
4.95%, 5/19/2050 25,000 18,436
Time Warner Cable LLC
6.55%, 5/1/2037 50,000 49,198
7.30%, 7/1/2038 25,000 26,093
6.75%, 6/15/2039 25,000 24,959

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 270
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 2.1% (continued)
Time Warner Cable LLC (continued)
5.88%, 11/15/2040 $ 30,000 $ 27,337
5.50%, 9/1/2041 60,000 51,398
4.50%, 9/15/2042 25,000 18,722
729,829
Metals & Mining - 2 .6%
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039 75,000 76,214
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 145,000 134,482
5.50%, 9/8/2053 30,000 28,824
Reliance, Inc.
6.85%, 11/15/2036 25,000 27,252
Rio Tinto Alcan, Inc.
5.75%, 6/1/2035 15,000 15,947
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 70,000 68,168
2.75%, 11/2/2051 50,000 29,586
Rio Tinto Finance USA plc
5.13%, 3/9/2053 40,000 36,201
5.75%, 3/14/2055 75,000 74,012
5.88%, 3/14/2065 100,000 98,764
Southern Copper Corp.
7.50%, 7/27/2035 50,000 56,742
6.75%, 4/16/2040 50,000 53,577
5.25%, 11/8/2042 50,000 45,545
5.88%, 4/23/2045 30,000 28,912
Steel Dynamics, Inc.
3.25%, 10/15/2050 20,000 12,905
Vale Overseas Ltd.
6.88%, 11/21/2036 35,000 37,316
6.40%, 6/28/2054 85,000 82,096
906,543
Multi-Utilities - 2 .0%
Ameren Illinois Co.
4.30%, 7/1/2044 25,000 20,628
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 35,000 36,900
5.95%, 5/15/2037 30,000 31,499
3.80%, 7/15/2048 75,000 54,573
4.45%, 1/15/2049 25,000 20,160
4.25%, 10/15/2050 75,000 58,081
2.85%, 5/15/2051 70,000 41,636
4.60%, 5/1/2053 35,000 28,581
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/2058 25,000 19,810
3.70%, 11/15/2059 25,000 17,085
3.60%, 6/15/2061 25,000 16,654
Consumers Energy Co.
4.35%, 8/31/2064 25,000 19,293
NiSource, Inc.
5.80%, 2/1/2042 10,000 9,696
5.25%, 2/15/2043 65,000 60,047
4.80%, 2/15/2044 30,000 26,321
5.65%, 2/1/2045 25,000 23,945
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 2.0% (continued)
NiSource, Inc. (continued)
4.38%, 5/15/2047 $ 10,000 $ 8,112
Puget Sound Energy, Inc.
5.76%, 7/15/2040 25,000 24,985
4.30%, 5/20/2045 50,000 40,432
5.69%, 6/15/2054 10,000 9,678
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041 50,000 49,972
4.40%, 6/1/2043 35,000 28,966
3.95%, 10/1/2046 50,000 37,701
4.40%, 5/30/2047 25,000 20,107
Series 21A, 3.15%, 9/30/2051 25,000 15,483
720,345
Oil, Gas & Consumable Fuels - 13 .0%
APA Corp.
5.10%, 9/1/2040(c) 25,000 20,572
Canadian Natural Resources Ltd.
6.50%, 2/15/2037 35,000 35,799
6.25%, 3/15/2038 75,000 75,553
6.75%, 2/1/2039 50,000 52,675
4.95%, 6/1/2047 50,000 40,923
Cenovus Energy, Inc.
5.40%, 6/15/2047 12,000 10,250
3.75%, 2/15/2052 45,000 29,223
ConocoPhillips Co.
5.70%, 9/15/2063 20,000 18,697
5.65%, 1/15/2065 55,000 50,871
Coterra Energy, Inc.
5.90%, 2/15/2055 45,000 40,916
Devon Energy Corp.
5.60%, 7/15/2041 50,000 43,934
4.75%, 5/15/2042 25,000 19,761
5.00%, 6/15/2045 25,000 19,910
5.75%, 9/15/2054 50,000 42,609
Diamondback Energy, Inc.
5.90%, 4/18/2064 75,000 66,503
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043 25,000 21,652
3.90%, 11/15/2049 25,000 17,543
Enbridge Energy Partners LP
5.50%, 9/15/2040 40,000 38,080
7.38%, 10/15/2045 20,000 22,329
Enbridge, Inc.
5.50%, 12/1/2046 55,000 50,944
4.00%, 11/15/2049 25,000 18,485
3.40%, 8/1/2051 5,000 3,245
6.70%, 11/15/2053 60,000 63,107
5.95%, 4/5/2054 105,000 100,850
Energy Transfer LP
6.05%, 6/1/2041 40,000 38,402
6.50%, 2/1/2042 50,000 49,546
6.10%, 2/15/2042 15,000 14,505
4.95%, 1/15/2043 15,000 12,412
5.15%, 2/1/2043 25,000 21,342
5.30%, 4/1/2044 25,000 21,419

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
271 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 13.0% (continued)
Energy Transfer LP (continued)
5.00%, 5/15/2044(b) $ 30,000 $ 24,697
5.35%, 5/15/2045 25,000 21,666
6.13%, 12/15/2045 55,000 52,008
5.30%, 4/15/2047 50,000 42,223
5.40%, 10/1/2047 35,000 30,134
6.25%, 4/15/2049 90,000 85,473
5.95%, 5/15/2054 80,000 72,729
6.05%, 9/1/2054 40,000 36,536
Enterprise Products Operating LLC
5.95%, 2/1/2041 40,000 40,351
5.70%, 2/15/2042 50,000 49,197
4.85%, 8/15/2042 60,000 53,490
4.45%, 2/15/2043 50,000 42,013
4.85%, 3/15/2044 50,000 44,203
5.10%, 2/15/2045 40,000 36,340
4.90%, 5/15/2046 90,000 79,376
4.25%, 2/15/2048 25,000 19,886
4.80%, 2/1/2049 25,000 21,190
4.20%, 1/31/2050 50,000 38,445
3.70%, 1/31/2051 25,000 17,617
3.20%, 2/15/2052 50,000 32,103
3.30%, 2/15/2053 25,000 16,210
4.95%, 10/15/2054 55,000 46,555
5.55%, 2/16/2055 25,000 23,363
3.95%, 1/31/2060 100,000 70,444
EOG Resources, Inc.
4.95%, 4/15/2050 50,000 43,383
5.65%, 12/1/2054 40,000 37,931
Hess Corp.
5.60%, 2/15/2041 45,000 44,364
Kinder Morgan Energy Partners LP
6.50%, 2/1/2037 25,000 25,976
6.95%, 1/15/2038 70,000 75,654
6.50%, 9/1/2039 25,000 25,861
6.55%, 9/15/2040 25,000 25,715
7.50%, 11/15/2040 25,000 28,106
6.38%, 3/1/2041 50,000 50,479
5.63%, 9/1/2041 25,000 23,217
5.00%, 8/15/2042 25,000 21,625
4.70%, 11/1/2042 25,000 20,586
5.00%, 3/1/2043 25,000 21,580
5.40%, 9/1/2044 30,000 26,914
Kinder Morgan, Inc.
5.55%, 6/1/2045 50,000 45,775
5.05%, 2/15/2046 25,000 21,325
5.20%, 3/1/2048 25,000 21,636
3.25%, 8/1/2050 50,000 31,000
3.60%, 2/15/2051 50,000 33,199
5.95%, 8/1/2054 60,000 56,718
Marathon Petroleum Corp.
5.85%, 12/15/2045 20,000 18,330
Occidental Petroleum Corp.
7.95%, 6/15/2039 35,000 37,888
6.20%, 3/15/2040 30,000 27,571
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 13.0% (continued)
Occidental Petroleum Corp. (continued)
4.63%, 6/15/2045 $ 20,000 $ 14,380
6.60%, 3/15/2046 20,000 18,859
4.10%, 2/15/2047 30,000 19,585
4.20%, 3/15/2048 10,000 6,648
4.40%, 8/15/2049 25,000 16,650
6.05%, 10/1/2054 50,000 43,135
ONEOK Partners LP
6.13%, 2/1/2041 15,000 14,719
6.20%, 9/15/2043 25,000 24,005
ONEOK, Inc.
6.40%, 5/1/2037 15,000 15,438
5.15%, 10/15/2043 35,000 30,302
5.60%, 4/1/2044 55,000 48,987
4.20%, 3/15/2045 25,000 18,643
4.95%, 7/13/2047 50,000 40,411
4.85%, 2/1/2049 40,000 31,614
4.45%, 9/1/2049 45,000 33,135
3.95%, 3/1/2050 45,000 30,896
7.15%, 1/15/2051 30,000 31,462
6.63%, 9/1/2053 50,000 49,775
5.70%, 11/1/2054 40,000 35,493
Ovintiv, Inc.
6.50%, 2/1/2038 30,000 28,691
7.10%, 7/15/2053 30,000 29,186
Plains All American Pipeline LP
5.15%, 6/1/2042 35,000 30,044
4.70%, 6/15/2044 50,000 39,869
South Bow USA Infrastructure Holdings LLC
6.18%, 10/1/2054(c) 25,000 23,118
Spectra Energy Partners LP
5.95%, 9/25/2043 30,000 28,558
4.50%, 3/15/2045 50,000 39,170
Suncor Energy, Inc.
6.80%, 5/15/2038 50,000 52,580
6.50%, 6/15/2038 50,000 52,717
6.85%, 6/1/2039 50,000 53,764
4.00%, 11/15/2047 40,000 28,744
3.75%, 3/4/2051 15,000 10,056
Targa Resources Corp.
4.95%, 4/15/2052 25,000 20,132
6.25%, 7/1/2052 15,000 14,426
6.50%, 2/15/2053 50,000 49,660
Tennessee Gas Pipeline Co. LLC
7.63%, 4/1/2037 15,000 17,034
TotalEnergies Capital SA
5.64%, 4/5/2064 115,000 108,213
5.43%, 9/10/2064 50,000 45,543
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 50,000 51,183
7.25%, 8/15/2038 50,000 55,423
7.63%, 1/15/2039 75,000 86,080
6.10%, 6/1/2040 45,000 45,358
5.00%, 10/16/2043 25,000 22,542

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 272
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 13.0% (continued)
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/2042 $ 50,000 $ 42,172
Western Midstream Operating LP
5.45%, 4/1/2044 70,000 59,227
5.30%, 3/1/2048 25,000 20,084
5.50%, 8/15/2048 25,000 20,443
5.25%, 2/1/2050(b) 85,000 67,943
Williams Cos., Inc. (The)
5.80%, 11/15/2043 25,000 24,081
4.90%, 1/15/2045 40,000 34,093
5.10%, 9/15/2045 50,000 43,776
5.30%, 8/15/2052 20,000 17,702
4,608,888
Pharmaceuticals - 3 .2%
AstraZeneca plc
6.45%, 9/15/2037 40,000 44,620
Eli Lilly & Co.
5.95%, 11/15/2037 10,000 10,677
5.05%, 8/14/2054 85,000 79,230
5.50%, 2/12/2055 50,000 50,130
4.15%, 3/15/2059 45,000 35,595
2.50%, 9/15/2060 50,000 27,344
4.95%, 2/27/2063 50,000 44,913
5.10%, 2/9/2064 100,000 91,831
5.20%, 8/14/2064 50,000 46,908
5.60%, 2/12/2065 50,000 49,897
Johnson & Johnson
5.95%, 8/15/2037 10,000 10,994
5.85%, 7/15/2038 5,000 5,462
5.25%, 6/1/2054 20,000 19,765
2.45%, 9/1/2060 45,000 24,690
Merck & Co., Inc.
6.55%, 9/15/2037 25,000 28,075
4.15%, 5/18/2043 50,000 42,196
4.00%, 3/7/2049 20,000 15,745
2.90%, 12/10/2061 90,000 51,704
5.15%, 5/17/2063 75,000 68,333
Novartis Capital Corp.
4.70%, 9/18/2054 50,000 44,294
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053 50,000 46,301
5.34%, 5/19/2063 50,000 45,374
Royalty Pharma plc
3.30%, 9/2/2040 55,000 40,397
3.55%, 9/2/2050 50,000 32,787
Utah Acquisition Sub, Inc.
5.25%, 6/15/2046 30,000 22,778
Zoetis, Inc.
4.70%, 2/1/2043 120,000 108,016
4.45%, 8/20/2048 35,000 29,436
3.00%, 5/15/2050 50,000 32,188
1,149,680
Professional Services - 0 .1%
Verisk Analytics, Inc.
5.50%, 6/15/2045 25,000 23,963
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 0.1% (continued)
Verisk Analytics, Inc. (continued)
3.63%, 5/15/2050 $ 25,000 $ 17,448
41,411
Retail REITs - 0 .1%
Federal Realty OP LP
REIT, 3.63%, 8/1/2046 25,000 17,346
NNN REIT, Inc.
REIT, 3.10%, 4/15/2050 25,000 15,416
32,762
Semiconductors & Semiconductor Equipment - 2 .5%
Advanced Micro Devices, Inc.
4.39%, 6/1/2052 25,000 20,593
Analog Devices, Inc.
2.80%, 10/1/2041 20,000 14,411
5.30%, 12/15/2045 20,000 18,994
5.30%, 4/1/2054 40,000 37,571
Applied Materials, Inc.
5.85%, 6/15/2041 20,000 20,903
Broadcom, Inc.
3.14%, 11/15/2035(c) 100,000 82,856
4.93%, 5/15/2037(c) 50,000 47,887
KLA Corp.
4.95%, 7/15/2052 50,000 44,861
5.25%, 7/15/2062 50,000 45,781
Lam Research Corp.
4.88%, 3/15/2049 30,000 26,877
3.13%, 6/15/2060 20,000 12,250
NVIDIA Corp.
3.70%, 4/1/2060 45,000 33,028
NXP BV
3.25%, 5/11/2041 45,000 31,926
3.13%, 2/15/2042 35,000 24,149
QUALCOMM, Inc.
4.30%, 5/20/2047 75,000 61,659
4.50%, 5/20/2052 30,000 24,839
6.00%, 5/20/2053 100,000 103,037
Texas Instruments, Inc.
4.15%, 5/15/2048 100,000 81,357
4.10%, 8/16/2052 10,000 7,794
5.00%, 3/14/2053 50,000 45,319
5.15%, 2/8/2054 50,000 46,483
5.05%, 5/18/2063 60,000 53,673
886,248
Software - 3 .6%
AppLovin Corp.
5.95%, 12/1/2054 35,000 33,423
Intuit, Inc.
5.50%, 9/15/2053 95,000 92,861
Microsoft Corp.
3.45%, 8/8/2036 50,000 44,627
4.10%, 2/6/2037 15,000 14,242
4.45%, 11/3/2045 20,000 18,290
2.53%, 6/1/2050 85,000 52,657
2.50%, 9/15/2050 25,000 15,280
2.92%, 3/17/2052 180,000 119,461

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
273 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 3.6% (continued)
Microsoft Corp. (continued)
4.75%, 11/3/2055 $ 50,000 $ 45,553
2.68%, 6/1/2060 100,000 59,035
3.04%, 3/17/2062 80,000 51,277
Oracle Corp.
3.90%, 5/15/2035 25,000 22,164
3.85%, 7/15/2036 40,000 34,437
3.80%, 11/15/2037 30,000 25,050
3.60%, 4/1/2040 45,000 35,075
5.38%, 7/15/2040 50,000 47,437
3.65%, 3/25/2041 25,000 19,107
4.50%, 7/8/2044 40,000 32,893
4.13%, 5/15/2045 30,000 23,284
3.60%, 4/1/2050 30,000 20,406
3.95%, 3/25/2051 30,000 21,662
6.90%, 11/9/2052 50,000 53,789
5.55%, 2/6/2053 25,000 22,897
5.38%, 9/27/2054 25,000 22,158
4.38%, 5/15/2055 14,000 10,626
6.00%, 8/3/2055 50,000 48,635
3.85%, 4/1/2060 15,000 10,038
4.10%, 3/25/2061 50,000 35,033
Salesforce, Inc.
2.70%, 7/15/2041 40,000 28,197
3.05%, 7/15/2061 75,000 45,118
Synopsys, Inc.
5.15%, 4/1/2035 85,000 85,181
5.70%, 4/1/2055 75,000 72,492
1,262,385
Specialty Retail - 4 .0%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 25,000 17,129
Home Depot, Inc. (The)
5.88%, 12/16/2036 135,000 143,762
3.30%, 4/15/2040 15,000 11,846
5.40%, 9/15/2040 50,000 50,110
5.95%, 4/1/2041 25,000 26,166
4.20%, 4/1/2043 20,000 16,827
4.88%, 2/15/2044 50,000 45,714
4.25%, 4/1/2046 25,000 20,755
3.90%, 6/15/2047 200,000 155,843
4.50%, 12/6/2048 25,000 21,186
3.35%, 4/15/2050 55,000 38,047
3.63%, 4/15/2052 55,000 39,777
4.95%, 9/15/2052 30,000 27,020
5.30%, 6/25/2054 15,000 14,239
3.50%, 9/15/2056 35,000 23,996
5.40%, 6/25/2064 50,000 47,459
Lowe's Cos., Inc.
2.80%, 9/15/2041 50,000 33,901
5.00%, 9/15/2043 45,000 39,488
4.38%, 9/15/2045 50,000 40,270
3.70%, 4/15/2046 100,000 72,740
4.05%, 5/3/2047 105,000 79,871
3.00%, 10/15/2050 75,000 45,764
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 4.0% (continued)
Lowe’s Cos., Inc. (continued)
4.25%, 4/1/2052 $ 50,000 $ 38,126
5.63%, 4/15/2053 110,000 103,023
5.75%, 7/1/2053 50,000 47,853
4.45%, 4/1/2062 100,000 75,789
5.80%, 9/15/2062 75,000 70,728
5.85%, 4/1/2063 40,000 37,944
TJX Cos., Inc. (The)
4.50%, 4/15/2050 30,000 26,143
1,411,516
Technology Hardware, Storage & Peripherals - 2 .1%
Apple, Inc.
3.85%, 5/4/2043 75,000 62,180
3.45%, 2/9/2045 50,000 38,439
4.38%, 5/13/2045 75,000 66,061
4.65%, 2/23/2046 75,000 68,186
3.75%, 11/13/2047 60,000 46,808
2.95%, 9/11/2049 25,000 16,712
2.65%, 5/11/2050 50,000 31,162
2.65%, 2/8/2051 125,000 77,356
2.70%, 8/5/2051 80,000 49,643
3.95%, 8/8/2052 70,000 55,486
2.80%, 2/8/2061 175,000 103,452
2.85%, 8/5/2061 10,000 5,991
4.10%, 8/8/2062 70,000 55,408
HP, Inc.
6.00%, 9/15/2041 55,000 53,804
730,688
Tobacco - 4 .1%
Altria Group, Inc.
5.80%, 2/14/2039 145,000 143,718
3.40%, 2/4/2041 40,000 28,784
4.25%, 8/9/2042 110,000 87,066
5.38%, 1/31/2044 125,000 116,101
3.88%, 9/16/2046 60,000 42,969
5.95%, 2/14/2049 185,000 179,369
4.45%, 5/6/2050 25,000 19,169
3.70%, 2/4/2051 50,000 33,686
4.00%, 2/4/2061 40,000 27,231
BAT Capital Corp.
4.39%, 8/15/2037 90,000 78,918
3.73%, 9/25/2040 25,000 19,134
7.08%, 8/2/2043 50,000 53,621
4.54%, 8/15/2047 95,000 74,760
4.76%, 9/6/2049 25,000 20,017
3.98%, 9/25/2050 10,000 6,939
5.65%, 3/16/2052 50,000 45,017
7.08%, 8/2/2053 50,000 54,331
Philip Morris International, Inc.
6.38%, 5/16/2038 60,000 65,245
4.38%, 11/15/2041 50,000 42,792
3.88%, 8/21/2042 115,000 91,289
4.13%, 3/4/2043 70,000 57,300
4.88%, 11/15/2043 20,000 17,948

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 274
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 4.1% (continued)
Reynolds American, Inc.
5.70%, 8/15/2035 $ 5,000 $ 5,030
7.25%, 6/15/2037 20,000 21,918
5.85%, 8/15/2045 110,000 103,053
1,435,405
Trading Companies & Distributors - 0 .4%
WW Grainger, Inc.
4.60%, 6/15/2045 100,000 87,631
3.75%, 5/15/2046 30,000 23,119
4.20%, 5/15/2047 30,000 24,519
135,269
Water Utilities - 0 .3%
American Water Capital Corp.
3.25%, 6/1/2051 25,000 16,451
Essential Utilities, Inc.
5.30%, 5/1/2052 100,000 89,056
105,507
Wireless Telecommunication Services - 1 .7%
T-Mobile USA, Inc.
5.30%, 5/15/2035 50,000 50,200
4.38%, 4/15/2040 45,000 39,291
4.50%, 4/15/2050 75,000 60,844
5.65%, 1/15/2053 70,000 66,821
5.75%, 1/15/2054 50,000 48,267
6.00%, 6/15/2054 40,000 39,954
5.50%, 1/15/2055 70,000 65,234
5.25%, 6/15/2055 50,000 44,738
5.88%, 11/15/2055 150,000 147,810
3.60%, 11/15/2060 25,000 16,354
5.80%, 9/15/2062 15,000 14,457
593,970
Total Corporate Bonds
(Cost $36,277,988) 34,752,916
ASSET-BACKED SECURITIES - 0 .1%
Consumers Energy Co.
4.10%, 11/15/2045 (Cost $40,756) 50,000 39,640
Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1 .0% (d)
U.S. GOVERNMENT AGENCY SECURITIES - 1 .0%
FHLB
Zero Coupon, 5/1/2025
(Cost $370,000) $ 370,000 $ 369,956
Total Investments - 99.3%
(Cost $36,688,744) 35,162,512
Other assets less liabilities - 0.7% 236,691
NET ASSETS - 100.0% $35,399,203
(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2025.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2025, the value of these securities amounted to
approximately $174,433 or 0.49% of net assets.
(d) The rate shown was the current yield as of April 30,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FHLB — Federal Home Loan Bank
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 101,823
Aggregate gross unrealized depreciation (1,785,859)
Net unrealized depreciation $ (1,684,036)
Federal income tax cost $ 36,846,548
Security Type % of Net Assets
Corporate Bonds 98 .2%
Asset-Backed Securities 0 .1
Short-Term Investments 1 .0
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).

275 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
High Yield Value-Scored Bond Index Fund
April 30, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 96 .4%
Aerospace & Defense - 2 .7%
AAR Escrow Issuer LLC
6.75%, 3/15/2029(a)(b) $ 480,000 $ 491,368
Bombardier, Inc.
6.00%, 2/15/2028(a)(b) 595,000 588,399
7.50%, 2/1/2029(b) 550,000 566,551
BWX Technologies, Inc.
4.13%, 6/30/2028(b) 1,705,000 1,637,914
4.13%, 4/15/2029(a)(b) 684,000 650,354
F-Brasile SpA
Series NR, 7.38%,
8/15/2026(b) 1,650,000 1,646,040
Moog, Inc.
4.25%, 12/15/2027(a)(b) 1,495,000 1,442,153
Spirit AeroSystems, Inc.
3.85%, 6/15/2026(a) 2,400,000 2,358,663
9.75%, 11/15/2030(b) 85,000 94,087
TransDigm, Inc.
5.50%, 11/15/2027 4,330,000 4,309,387
6.75%, 8/15/2028(b) 4,380,000 4,468,012
4.63%, 1/15/2029(a) 5,930,000 5,703,663
6.38%, 3/1/2029(b) 3,165,000 3,224,224
4.88%, 5/1/2029(a) 2,946,000 2,842,930
6.88%, 12/15/2030(a)(b) 1,245,000 1,282,789
7.13%, 12/1/2031(a)(b) 950,000 987,418
6.63%, 3/1/2032(b) 1,850,000 1,895,055
6.00%, 1/15/2033(b) 450,000 449,067
34,638,074
Air Freight & Logistics - 0 .2%
Rand Parent LLC
8.50%, 2/15/2030(a)(b) 2,615,000 2,431,656
Automobile Components - 2 .0%
Adient Global Holdings Ltd.
8.25%, 4/15/2031(b) 2,435,000 2,410,518
7.50%, 2/15/2033(a)(b) 4,850,000 4,595,754
Allison Transmission, Inc.
3.75%, 1/30/2031(a)(b) 1,423,000 1,278,405
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028 440,000 423,483
5.00%, 10/1/2029(a) 650,000 570,047
Clarios Global LP
6.25%, 5/15/2026(a)(b) 500,000 500,069
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(a)(b) 450,000 310,985
Garrett Motion Holdings, Inc.
7.75%, 5/31/2032(a)(b) 4,330,000 4,321,283
Icahn Enterprises LP
6.25%, 5/15/2026 179,000 178,334
5.25%, 5/15/2027 1,200,000 1,137,897
9.75%, 1/15/2029 400,000 394,800
4.38%, 2/1/2029(a) 400,000 333,527
10.00%, 11/15/2029(a)(b) 300,000 293,347
9.00%, 6/15/2030(a) 400,000 377,831
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Components - 2.0% (continued)
IHO Verwaltungs GmbH
6.37%, 5/15/2029(b)(c) $ 2,030,000 $ 1,965,939
7.75%, 11/15/2030(b)(c) 500,000 488,134
8.00%, 11/15/2032(a)(b)(c) 500,000 478,810
JB Poindexter & Co., Inc.
8.75%, 12/15/2031(b) 400,000 402,149
Patrick Industries, Inc.
4.75%, 5/1/2029(a)(b) 740,000 695,004
6.38%, 11/1/2032(b) 200,000 194,166
Phinia, Inc.
6.75%, 4/15/2029(b) 315,000 318,362
6.63%, 10/15/2032(b) 150,000 147,185
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(b) 975,000 727,363
ZF North America Capital, Inc.
6.88%, 4/14/2028(b) 620,000 591,993
7.13%, 4/14/2030(a)(b) 1,140,000 1,048,807
6.75%, 4/23/2030(a)(b) 600,000 547,541
6.88%, 4/23/2032(a)(b) 600,000 526,608
25,258,341
Automobiles - 0 .8%
Jaguar Land Rover Automotive plc
4.50%, 10/1/2027(b) 2,040,000 1,949,014
5.88%, 1/15/2028(a)(b) 2,476,000 2,443,428
5.50%, 7/15/2029(b) 2,107,000 2,019,636
Mclaren Finance plc
7.50%, 8/1/2026(b) 630,000 630,473
PM General Purchaser LLC
9.50%, 10/1/2028(b) 905,000 873,711
Thor Industries, Inc.
4.00%, 10/15/2029(a)(b) 1,540,000 1,385,037
Winnebago Industries, Inc.
6.25%, 7/15/2028(b) 349,000 346,641
9,647,940
Banks - 0 .0% (d)
Texas Capital Bancshares, Inc.
4.00%, 5/6/2031(e) 290,000 275,880
UniCredit SpA
7.30%, 4/2/2034(a)(b)(e) 10,000 10,460
5.46%, 6/30/2035(b)(e) 15,000 14,599
Valley National Bancorp
3.00%, 6/15/2031(e) 330,000 299,723
600,662
Biotechnology - 0 .0% (d)
Grifols SA
4.75%, 10/15/2028(b) 15,000 13,963
Broadline Retail - 1 .7%
ANGI Group LLC
3.88%, 8/15/2028(b) 2,175,000 1,982,268
Go Daddy Operating Co. LLC
3.50%, 3/1/2029(a)(b) 2,500,000 2,328,807
Kohl's Corp.
5.55%, 7/17/2045 950,000 451,341

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 276
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 1.7% (continued)
Macy's Retail Holdings LLC
5.88%, 3/15/2030(b) $ 185,000 $ 172,289
4.50%, 12/15/2034 2,950,000 2,244,423
5.13%, 1/15/2042 950,000 623,212
Match Group Holdings II LLC
3.63%, 10/1/2031(a)(b) 200,000 171,493
Millennium Escrow Corp.
6.63%, 8/1/2026(b) 2,430,000 1,758,348
Nordstrom, Inc.
4.38%, 4/1/2030 2,500,000 2,214,302
4.25%, 8/1/2031 4,000,000 3,403,220
5.00%, 1/15/2044(a) 6,400,000 4,483,136
Saks Global Enterprises LLC
11.00%, 12/15/2029(b) 3,550,000 2,153,208
21,986,047
Building Products - 1 .2%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028(b) 1,750,000 1,802,740
CP Atlas Buyer, Inc.
7.00%, 12/1/2028(b) 865,000 714,860
EMRLD Borrower LP
6.63%, 12/15/2030(b) 2,230,000 2,261,463
Griffon Corp.
5.75%, 3/1/2028(a) 1,810,000 1,786,037
Miter Brands Acquisition Holdco, Inc.
6.75%, 4/1/2032(b) 1,325,000 1,325,953
MIWD Holdco II LLC
5.50%, 2/1/2030(a)(b) 590,000 531,691
Oscar Acquisition Co. LLC
9.50%, 4/15/2030(b) 1,170,000 1,064,705
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028(b) 1,212,000 1,184,110
8.88%, 11/15/2031(b) 1,395,000 1,431,243
Standard Industries, Inc.
5.00%, 2/15/2027(b) 435,000 431,724
4.38%, 7/15/2030(b) 1,350,000 1,259,029
3.38%, 1/15/2031(b) 380,000 335,524
Wilsonart LLC
11.00%, 8/15/2032(a)(b) 1,050,000 950,479
15,079,558
Capital Markets - 0 .6%
Acadian Asset Management, Inc.
4.80%, 7/27/2026 100,000 97,839
AG Issuer LLC
6.25%, 3/1/2028(b) 525,000 517,222
AG TTMT Escrow Issuer LLC
8.63%, 9/30/2027(a)(b) 530,000 545,941
Aretec Group, Inc.
7.50%, 4/1/2029(b) 300,000 293,313
10.00%, 8/15/2030(b) 1,040,000 1,119,822
Coinbase Global, Inc.
3.38%, 10/1/2028(b) 1,000,000 920,390
3.63%, 10/1/2031(b) 450,000 390,526
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)(b) 735,000 693,357
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 0.6% (continued)
Dresdner Funding Trust I
8.15%, 6/30/2031(b) $ 1,975,000 $ 2,149,846
Jane Street Group
4.50%, 11/15/2029(b) 385,000 366,482
Prospect Capital Corp.
3.36%, 11/15/2026 1,000,000 936,377
StoneX Group, Inc.
7.88%, 3/1/2031(b) 200,000 208,206
8,239,321
Chemicals - 3 .5%
Ashland, Inc.
3.38%, 9/1/2031(a)(b) 907,000 786,967
6.88%, 5/15/2043 615,000 637,529
ASP Unifrax Holdings, Inc.
5.85%, 9/30/2029(b)(c) 3,009,374 1,200,510
Avient Corp.
7.13%, 8/1/2030(a)(b) 450,000 458,819
Axalta Coating Systems Dutch Holding B BV
7.25%, 2/15/2031(a)(b) 1,155,000 1,195,968
Axalta Coating Systems LLC
4.75%, 6/15/2027(b) 200,000 197,470
3.38%, 2/15/2029(a)(b) 450,000 416,801
Cerdia Finanz GmbH
9.38%, 10/3/2031(b) 1,800,000 1,811,250
Chemours Co. (The)
5.75%, 11/15/2028(a)(b) 2,100,000 1,902,223
4.63%, 11/15/2029(a)(b) 600,000 502,426
Consolidated Energy Finance SA
5.63%, 10/15/2028(b) 1,290,000 1,003,930
12.00%, 2/15/2031(b) 1,570,000 1,415,318
Cornerstone Chemical Co. LLC
10.25%, 9/1/2027(b)(c) 195,000 96,839
CVR Partners LP
6.13%, 6/15/2028(a)(b) 4,080,000 3,943,192
Element Solutions, Inc.
3.88%, 9/1/2028(a)(b) 920,000 869,746
FXI Holdings, Inc.
12.25%, 11/15/2026(b) 2,801,000 2,475,070
GPD Cos., Inc.
10.13%, 4/1/2026(b) 555,000 499,157
HB Fuller Co.
4.00%, 2/15/2027 335,000 326,124
4.25%, 10/15/2028(a) 660,000 622,585
Herens Holdco Sarl
4.75%, 5/15/2028(b) 315,000 274,760
INEOS Finance plc
6.75%, 5/15/2028(a)(b) 960,000 937,272
7.50%, 4/15/2029(a)(b) 1,535,000 1,441,782
INEOS Quattro Finance 2 plc
9.63%, 3/15/2029(b) 1,350,000 1,299,375
Ingevity Corp.
3.88%, 11/1/2028(a)(b) 555,000 512,809
Methanex Corp.
5.13%, 10/15/2027(a) 440,000 431,900
5.65%, 12/1/2044 15,000 11,495

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
277 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 3.5% (continued)
Minerals Technologies, Inc.
5.00%, 7/1/2028(a)(b) $ 1,680,000 $ 1,621,586
NOVA Chemicals Corp.
5.25%, 6/1/2027(a)(b) 860,000 850,138
8.50%, 11/15/2028(a)(b) 1,925,000 2,028,804
9.00%, 2/15/2030(a)(b) 1,850,000 1,976,642
Nufarm Australia Ltd.
5.00%, 1/27/2030(b) 2,200,000 2,037,574
Olympus Water US Holding Corp.
7.13%, 10/1/2027(b) 180,000 180,464
4.25%, 10/1/2028(b) 600,000 554,299
9.75%, 11/15/2028(b) 1,295,000 1,349,336
Rain Carbon, Inc.
12.25%, 9/1/2029(b) 2,000,000 2,033,356
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)(b) 1,478,000 1,415,926
SCIL IV LLC
5.38%, 11/1/2026(a)(b) 1,155,000 1,139,736
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(a)(b) 430,000 403,674
SNF Group SACA
3.13%, 3/15/2027(b) 1,000,000 947,459
3.38%, 3/15/2030(a)(b) 200,000 180,806
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(b) 1,450,000 1,098,324
WR Grace Holdings LLC
4.88%, 6/15/2027(a)(b) 450,000 435,643
5.63%, 8/15/2029(a)(b) 1,500,000 1,328,921
7.38%, 3/1/2031(a)(b) 135,000 135,721
44,989,726
Commercial Services & Supplies - 2 .7%
ADT Security Corp. (The)
4.13%, 8/1/2029(a)(b) 735,000 693,565
4.88%, 7/15/2032(a)(b) 421,000 397,026
Allied Universal Holdco LLC
4.63%, 6/1/2028(a)(b) 975,000 935,769
6.00%, 6/1/2029(a)(b) 475,000 445,443
7.88%, 2/15/2031(b) 790,000 806,875
APi Group DE, Inc.
4.13%, 7/15/2029(b) 1,100,000 1,027,050
4.75%, 10/15/2029(b) 475,000 446,681
Aramark Services, Inc.
5.00%, 2/1/2028(b) 935,000 919,913
Brink's Co. (The)
4.63%, 10/15/2027(a)(b) 385,000 378,973
Cimpress plc
7.38%, 9/15/2032(a)(b) 2,050,000 1,870,472
Clean Harbors, Inc.
4.88%, 7/15/2027(b) 1,120,000 1,103,042
5.13%, 7/15/2029(b) 50,000 49,094
CoreCivic, Inc.
4.75%, 10/15/2027 220,000 214,313
8.25%, 4/15/2029(a) 550,000 579,760
Deluxe Corp.
8.00%, 6/1/2029(a)(b) 3,390,000 3,112,491
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 2.7% (continued)
Deluxe Corp. (continued)
8.13%, 9/15/2029(b) $ 1,350,000 $ 1,351,815
Garda World Security Corp.
4.63%, 2/15/2027(a)(b) 945,000 928,836
7.75%, 2/15/2028(a)(b) 370,000 381,935
GEO Group, Inc. (The)
8.63%, 4/15/2029 740,000 777,923
10.25%, 4/15/2031 765,000 835,872
GFL Environmental, Inc.
4.00%, 8/1/2028(b) 1,555,000 1,481,230
4.75%, 6/15/2029(b) 510,000 494,814
4.38%, 8/15/2029(a)(b) 285,000 272,018
Interface, Inc.
5.50%, 12/1/2028(b) 330,000 322,155
Matthews International Corp.
8.63%, 10/1/2027(b) 330,000 342,126
OT Midco, Inc.
10.00%, 2/15/2030(a)(b) 4,300,000 3,498,673
Pitney Bowes, Inc.
6.88%, 3/15/2027(b) 830,000 827,231
Prime Security Services Borrower LLC
5.75%, 4/15/2026(b) 8,000 7,992
3.38%, 8/31/2027(a)(b) 1,865,000 1,778,808
Reworld Holding Corp.
4.88%, 12/1/2029(a)(b) 540,000 504,564
RR Donnelley & Sons Co.
9.50%, 8/1/2029(b) 1,900,000 1,809,107
10.88%, 8/1/2029(b) 900,000 853,921
Steelcase, Inc.
5.13%, 1/18/2029 150,000 142,530
Veritiv Operating Co.
10.50%, 11/30/2030(a)(b) 1,845,000 1,927,193
VM Consolidated, Inc.
5.50%, 4/15/2029(b) 384,000 370,255
West Technology Group LLC
8.50%, 4/10/2027(b) 3,425,000 2,226,250
Williams Scotsman, Inc.
6.63%, 6/15/2029(a)(b) 300,000 304,014
Wrangler Holdco Corp.
6.63%, 4/1/2032(b) 150,000 153,979
34,573,708
Communications Equipment - 0 .1%
Ciena Corp.
4.00%, 1/31/2030(b) 150,000 138,916
CommScope Technologies LLC
5.00%, 3/15/2027(b) 360,000 313,280
Viavi Solutions, Inc.
3.75%, 10/1/2029(a)(b) 800,000 732,995
1,185,191
Construction & Engineering - 1 .1%
AECOM
5.13%, 3/15/2027(a) 2,605,000 2,599,082
Arcosa, Inc.
4.38%, 4/15/2029(b) 810,000 761,406
6.88%, 8/15/2032(a)(b) 350,000 356,647

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 278
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction & Engineering - 1.1% (continued)
Artera Services LLC
8.50%, 2/15/2031(a)(b) $ 1,750,000 $ 1,660,357
Brand Industrial Services, Inc.
10.38%, 8/1/2030(b) 2,615,000 2,484,056
Brundage-Bone Concrete Pumping Holdings,
Inc.
7.50%, 2/1/2032(b) 100,000 97,584
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)(b) 433,000 411,771
7.50%, 4/15/2032(b) 466,000 457,081
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)(b) 2,230,000 2,034,865
Railworks Holdings LP
8.25%, 11/15/2028(b) 725,000 726,140
Tutor Perini Corp.
11.88%, 4/30/2029(b) 1,000,000 1,078,770
Weekley Homes LLC
4.88%, 9/15/2028(a)(b) 895,000 837,092
13,504,851
Construction Materials - 0 .0% (d)
Knife River Corp.
7.75%, 5/1/2031(b) 270,000 282,425
Consumer Finance - 2 .3%
Azorra Finance Ltd.
7.75%, 4/15/2030(a)(b) 850,000 843,438
Bread Financial Holdings, Inc.
9.75%, 3/15/2029(a)(b) 1,235,000 1,299,249
Cobra Acquisition Co. LLC
6.38%, 11/1/2029(b) 615,000 494,372
Credit Acceptance Corp.
9.25%, 12/15/2028(a)(b) 1,925,000 2,034,357
Enova International, Inc.
11.25%, 12/15/2028(b) 1,765,000 1,886,578
9.13%, 8/1/2029(b) 3,135,000 3,206,732
FirstCash, Inc.
4.63%, 9/1/2028(b) 1,700,000 1,648,374
5.63%, 1/1/2030(a)(b) 1,450,000 1,425,650
6.88%, 3/1/2032(a)(b) 1,295,000 1,324,942
GGAM Finance Ltd.
8.00%, 2/15/2027(a)(b) 160,000 164,269
8.00%, 6/15/2028(a)(b) 585,000 613,973
5.88%, 3/15/2030(a)(b) 150,000 148,955
goeasy Ltd.
9.25%, 12/1/2028(a)(b) 890,000 931,777
7.63%, 7/1/2029(a)(b) 1,450,000 1,461,574
LFS Topco LLC
5.88%, 10/15/2026(a)(b) 240,000 229,628
OneMain Finance Corp.
3.88%, 9/15/2028 300,000 277,617
7.88%, 3/15/2030 870,000 898,745
7.50%, 5/15/2031 350,000 354,940
7.13%, 11/15/2031(a) 525,000 527,168
PROG Holdings, Inc.
6.00%, 11/15/2029(a)(b) 4,195,000 3,866,074
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 2.3% (continued)
Rfna LP
7.88%, 2/15/2030(a)(b) $ 750,000 $ 737,768
SLM Corp.
3.13%, 11/2/2026 250,000 242,168
Synchrony Financial
7.25%, 2/2/2033(a) 3,965,000 4,043,249
World Acceptance Corp.
7.00%, 11/1/2026(b) 205,000 202,255
28,863,852
Consumer Staples Distribution & Retail - 1 .6%
Albertsons Cos., Inc.
4.63%, 1/15/2027(a)(b) 2,690,000 2,659,572
3.50%, 3/15/2029(b) 2,235,000 2,084,613
4.88%, 2/15/2030(b) 970,000 937,066
C&S Group Enterprises LLC
5.00%, 12/15/2028(b) 385,000 321,957
Ingles Markets, Inc.
4.00%, 6/15/2031(a)(b) 715,000 647,057
KeHE Distributors LLC
9.00%, 2/15/2029(b) 1,980,000 2,025,542
Performance Food Group, Inc.
5.50%, 10/15/2027(b) 2,340,000 2,320,819
4.25%, 8/1/2029(a)(b) 3,990,000 3,776,349
6.13%, 9/15/2032(a)(b) 800,000 800,238
US Foods, Inc.
6.88%, 9/15/2028(b) 500,000 512,509
4.75%, 2/15/2029(b) 830,000 806,131
4.63%, 6/1/2030(a)(b) 640,000 609,588
5.75%, 4/15/2033(a)(b) 2,050,000 2,007,991
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026 150,000 146,593
8.13%, 8/15/2029 475,000 494,213
4.50%, 11/18/2034 300,000 282,402
20,432,640
Containers & Packaging - 2 .1%
Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027(b) 870,000 866,806
3.25%, 9/1/2028(b) 395,000 361,054
Ball Corp.
2.88%, 8/15/2030 100,000 88,540
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(b) 2,315,000 2,331,990
6.88%, 1/15/2030(a)(b) 1,400,000 1,422,464
8.75%, 4/15/2030(a)(b) 7,669,000 7,901,547
Crown Americas LLC
4.25%, 9/30/2026 1,400,000 1,380,250
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026(a) 150,000 154,260
Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)(b) 1,775,000 1,735,753
Graphic Packaging International LLC
4.75%, 7/15/2027(b) 50,000 49,172
3.75%, 2/1/2030(b) 135,000 124,073
Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(b) 885,000 877,552

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
279 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Containers & Packaging - 2.1% (continued)
Iris Holding, Inc.
10.00%, 12/15/2028(a)(b) $ 795,000 $ 701,708
LABL, Inc.
10.50%, 7/15/2027(b) 615,000 550,425
5.88%, 11/1/2028(a)(b) 792,000 654,982
9.50%, 11/1/2028(b) 185,000 161,642
8.25%, 11/1/2029(a)(b) 455,000 308,263
8.63%, 10/1/2031(b) 950,000 776,625
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027(a)(b) 450,000 451,188
9.25%, 4/15/2027(a)(b) 1,527,000 1,401,046
Sealed Air Corp.
6.50%, 7/15/2032(b) 150,000 152,570
Silgan Holdings, Inc.
4.13%, 2/1/2028(a) 275,000 264,107
TriMas Corp.
4.13%, 4/15/2029(b) 1,800,000 1,683,969
Trivium Packaging Finance BV
5.50%, 8/15/2026(b)(f) 1,495,000 1,480,314
8.50%, 8/15/2027(a)(b)(f) 885,000 874,718
26,755,018
Distributors - 0 .3%
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028(a)(b) 785,000 757,583
Gates Corp.
6.88%, 7/1/2029(b) 1,350,000 1,369,749
Resideo Funding, Inc.
4.00%, 9/1/2029(b) 285,000 262,334
Windsor Holdings III LLC
8.50%, 6/15/2030(b) 1,220,000 1,284,105
3,673,771
Diversified Consumer Services - 0 .5%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)(b) 845,000 835,203
Belron UK Finance plc
5.75%, 10/15/2029(b) 860,000 858,905
Champions Financing, Inc.
8.75%, 2/15/2029(a)(b) 1,785,000 1,571,541
Grand Canyon University
5.13%, 10/1/2028 3,035,000 2,856,517
StoneMor, Inc.
8.50%, 5/15/2029(b) 600,000 539,464
6,661,630
Diversified REITs - 0 .9%
Global Net Lease, Inc.
REIT, 3.75%, 12/15/2027(a)
(b) 500,000 469,753
Iron Mountain Information Management
Services, Inc.
REIT, 5.00%, 7/15/2032(b) 1,780,000 1,663,008
Necessity Retail REIT, Inc. (The)
REIT, 4.50%, 9/30/2028(a)(b) 1,090,000 1,027,818
Uniti Group LP
REIT, 10.50%, 2/15/2028(b) 990,000 1,051,167
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 0.9% (continued)
Uniti Group LP (continued)
REIT, 4.75%, 4/15/2028(b) $ 115,000 $ 110,063
REIT, 6.50%, 2/15/2029(b) 5,600,000 5,123,048
REIT, 6.00%, 1/15/2030(b) 2,300,000 2,056,874
11,501,731
Diversified Telecommunication Services - 4 .0%
Altice Financing SA
9.63%, 7/15/2027(b) 350,000 300,635
5.00%, 1/15/2028(b) 1,055,000 810,217
5.75%, 8/15/2029(b) 2,030,000 1,497,169
Bell Canada
7.00%, 9/15/2055(a)(e) 1,500,000 1,488,512
CCO Holdings LLC
5.13%, 5/1/2027(b) 1,331,000 1,312,793
5.00%, 2/1/2028(b) 1,365,000 1,331,768
5.38%, 6/1/2029(a)(b) 1,340,000 1,310,773
6.38%, 9/1/2029(a)(b) 1,250,000 1,261,199
4.75%, 3/1/2030(b) 2,995,000 2,827,385
4.50%, 8/15/2030(b) 2,555,000 2,372,533
4.25%, 2/1/2031(a)(b) 3,090,000 2,791,887
7.38%, 3/1/2031(b) 460,000 473,777
4.75%, 2/1/2032(a)(b) 1,370,000 1,239,795
4.50%, 5/1/2032(a) 2,917,000 2,591,692
4.50%, 6/1/2033(a)(b) 3,355,000 2,919,076
4.25%, 1/15/2034(a)(b) 1,420,000 1,196,191
Fibercop SpA
Series 2033, 6.38%,
11/15/2033(b) 650,000 620,263
6.00%, 9/30/2034(b) 450,000 415,562
7.20%, 7/18/2036(a)(b) 1,100,000 1,056,403
Series 2038, 7.72%,
6/4/2038(b) 5,190,000 5,144,451
Frontier Communications Holdings LLC
6.75%, 5/1/2029(b) 1,100,000 1,104,616
Iliad Holding SASU
7.00%, 10/15/2028(b) 725,000 733,839
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)(b) 2,800,000 2,754,130
Level 3 Financing, Inc.
10.50%, 4/15/2029(b) 545,000 603,443
11.00%, 11/15/2029(a)(b) 2,235,000 2,497,612
10.75%, 12/15/2030(b) 645,000 714,082
10.00%, 10/15/2032(b) 500,000 498,750
Telesat Canada
5.63%, 12/6/2026(b) 1,575,000 889,875
4.88%, 6/1/2027(b) 1,275,000 679,345
Virgin Media Finance plc
5.00%, 7/15/2030(a)(b) 275,000 241,095
Virgin Media Secured Finance plc
5.50%, 5/15/2029(b) 1,150,000 1,107,236
4.50%, 8/15/2030(a)(b) 440,000 395,523
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(b) 4,310,000 3,969,472
6.13%, 3/1/2028(b) 2,760,000 2,244,139
51,395,238

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 280
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 1 .5%
California Buyer Ltd.
6.38%, 2/15/2032(a)(b) $ 1,100,000 $ 1,080,695
Edison International
8.13%, 6/15/2053(e) 3,200,000 3,046,858
7.88%, 6/15/2054(e) 440,000 411,974
Emera, Inc.
Series 16-A, 6.75%,
6/15/2076(a)(e) 7,105,000 7,114,617
Leeward Renewable Energy Operations LLC
4.25%, 7/1/2029(a)(b) 370,000 324,087
Long Ridge Energy LLC
8.75%, 2/15/2032(b) 1,200,000 1,142,651
NRG Energy, Inc.
3.38%, 2/15/2029(b) 34,000 31,517
5.25%, 6/15/2029(b) 50,000 49,405
3.63%, 2/15/2031(a)(b) 760,000 683,067
PG&E Corp.
5.00%, 7/1/2028 515,000 502,338
5.25%, 7/1/2030(a) 490,000 472,106
7.38%, 3/15/2055(e) 1,700,000 1,650,343
Vistra Operations Co. LLC
5.00%, 7/31/2027(b) 1,015,000 1,006,163
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/2026(b) 1,180,000 1,138,331
18,654,152
Electrical Equipment - 0 .1%
Atkore, Inc.
4.25%, 6/1/2031(b) 100,000 88,743
EnerSys
4.38%, 12/15/2027(b) 960,000 931,039
1,019,782
Electronic Equipment, Instruments & Components - 0 .2%
Crane NXT Co.
6.55%, 11/15/2036 750,000 756,630
4.20%, 3/15/2048 1,470,000 870,632
Insight Enterprises, Inc.
6.63%, 5/15/2032(a)(b) 250,000 253,626
Sensata Technologies, Inc.
4.38%, 2/15/2030(b) 720,000 663,926
2,544,814
Energy Equipment & Services - 3 .5%
Archrock Partners LP
6.25%, 4/1/2028(b) 775,000 773,681
Borr IHC Ltd.
10.00%, 11/15/2028(a)(b) 2,085,366 1,773,604
Bristow Group, Inc.
6.88%, 3/1/2028(a)(b) 435,000 422,014
Diamond Foreign Asset Co.
8.50%, 10/1/2030(a)(b) 3,500,000 3,346,035
Helix Energy Solutions Group, Inc.
9.75%, 3/1/2029(b) 1,935,000 1,958,607
Kodiak Gas Services LLC
7.25%, 2/15/2029(a)(b) 1,490,000 1,513,300
Noble Finance II LLC
8.00%, 4/15/2030(b) 9,365,000 8,922,666
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Energy Equipment & Services - 3.5% (continued)
Oceaneering International, Inc.
6.00%, 2/1/2028 $ 645,000 $ 613,222
Precision Drilling Corp.
6.88%, 1/15/2029(b) 405,000 379,727
Seadrill Finance Ltd.
8.38%, 8/1/2030(a)(b) 3,685,000 3,450,803
Star Holding LLC
8.75%, 8/1/2031(a)(b) 1,050,000 962,062
TGS ASA
8.50%, 1/15/2030(a)(b) 3,500,000 3,465,000
Transocean, Inc.
8.50%, 5/15/2031(b) 2,148,000 1,660,488
6.80%, 3/15/2038 1,600,000 985,711
USA Compression Partners LP
7.13%, 3/15/2029(b) 3,090,000 3,119,945
Valaris Ltd.
8.38%, 4/30/2030(a)(b) 7,530,000 7,055,523
Vallourec SACA
7.50%, 4/15/2032(a)(b) 650,000 672,965
Weatherford International Ltd.
8.63%, 4/30/2030(a)(b) 3,150,000 3,122,299
44,197,652
Entertainment - 0 .8%
Allen Media LLC
10.50%, 2/15/2028(b) 2,180,000 654,000
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026(b)(c) 2,000,000 1,974,709
Banijay Entertainment SAS
8.13%, 5/1/2029(b) 2,200,000 2,254,570
Cinemark USA, Inc.
5.25%, 7/15/2028(b) 1,475,000 1,448,326
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(b) 550,000 555,887
4.75%, 10/15/2027(a)(b) 3,115,000 3,048,980
3.75%, 1/15/2028(a)(b) 150,000 143,391
ROBLOX Corp.
3.88%, 5/1/2030(b) 770,000 712,562
10,792,425
Financial Services - 3 .2%
Armor Holdco, Inc.
8.50%, 11/15/2029(b) 360,000 331,404
Block, Inc.
3.50%, 6/1/2031(a) 750,000 669,423
Boost Newco Borrower LLC
7.50%, 1/15/2031(b) 1,100,000 1,160,782
Burford Capital Global Finance LLC
6.88%, 4/15/2030(a)(b) 50,000 49,900
9.25%, 7/1/2031(b) 2,250,000 2,370,476
CPI CG, Inc.
10.00%, 7/15/2029(b) 500,000 536,160
Freedom Mortgage Corp.
7.63%, 5/1/2026(b) 250,000 249,331
6.63%, 1/15/2027(a)(b) 160,000 158,798
12.00%, 10/1/2028(a)(b) 535,000 573,568
12.25%, 10/1/2030(b) 425,000 467,618

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
281 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 3.2% (continued)
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029(b) $ 250,000 $ 254,673
9.13%, 5/15/2031(b) 420,000 424,652
8.38%, 4/1/2032(a)(b) 500,000 489,015
Jefferies Finance LLC
5.00%, 8/15/2028(b) 1,935,000 1,800,513
6.63%, 10/15/2031(b) 700,000 685,834
Jefferson Capital Holdings LLC
6.00%, 8/15/2026(b) 491,000 488,545
9.50%, 2/15/2029(b) 1,250,000 1,310,365
Midcap Financial Issuer Trust
6.50%, 5/1/2028(b) 7,365,000 7,030,844
5.63%, 1/15/2030(b) 3,180,000 2,782,612
Mobius Merger Sub, Inc.
9.00%, 6/1/2030(b) 2,015,000 1,768,315
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027(a)(b) 575,000 575,252
5.50%, 8/15/2028(a)(b) 1,801,000 1,790,097
6.50%, 8/1/2029(b) 540,000 548,852
7.13%, 2/1/2032(a)(b) 540,000 560,198
NCR Atleos Corp.
9.50%, 4/1/2029(a)(b) 1,285,000 1,382,498
Oxford Finance LLC
6.38%, 2/1/2027(b) 365,000 363,733
PennyMac Financial Services, Inc.
4.25%, 2/15/2029(b) 175,000 163,374
5.75%, 9/15/2031(a)(b) 235,000 223,842
PHH Escrow Issuer LLC
9.88%, 11/1/2029(b) 500,000 483,550
Planet Financial Group LLC
10.50%, 12/15/2029(b) 1,550,000 1,528,610
Provident Funding Associates LP
9.75%, 9/15/2029(b) 1,300,000 1,334,892
Rocket Mortgage LLC
2.88%, 10/15/2026(a)(b) 880,000 849,274
3.63%, 3/1/2029(b) 539,000 501,274
3.88%, 3/1/2031(a)(b) 947,000 856,008
Shift4 Payments LLC
6.75%, 8/15/2032(b) 800,000 811,398
Stena International SA
7.25%, 1/15/2031(a)(b) 1,250,000 1,233,852
7.63%, 2/15/2031(b) 675,000 679,161
United Wholesale Mortgage LLC
5.75%, 6/15/2027(b) 1,120,000 1,104,976
5.50%, 4/15/2029(a)(b) 1,265,000 1,224,898
UWM Holdings LLC
6.63%, 2/1/2030(a)(b) 1,400,000 1,384,414
41,202,981
Food Products - 0 .7%
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(a)(b) 450,000 443,602
4.13%, 1/31/2030(a)(b) 45,000 42,215
4.38%, 1/31/2032(a)(b) 413,000 378,357
Post Holdings, Inc.
5.50%, 12/15/2029(b) 1,080,000 1,060,023
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0.7% (continued)
Post Holdings, Inc. (continued)
4.63%, 4/15/2030(a)(b) $ 1,334,000 $ 1,257,435
4.50%, 9/15/2031(b) 1,690,000 1,537,966
6.25%, 2/15/2032(a)(b) 550,000 554,262
6.38%, 3/1/2033(a)(b) 500,000 494,379
Simmons Foods, Inc.
4.63%, 3/1/2029(a)(b) 1,325,000 1,230,869
TreeHouse Foods, Inc.
4.00%, 9/1/2028 210,000 188,409
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/2031(a)(b) 2,225,000 2,113,517
9,301,034
Gas Utilities - 1 .2%
AltaGas Ltd.
7.20%, 10/15/2054(b)(e) 5,500,000 5,371,390
AmeriGas Partners LP
5.88%, 8/20/2026 3,200,000 3,161,152
5.75%, 5/20/2027 3,550,000 3,392,862
9.38%, 6/1/2028(a)(b) 3,550,000 3,528,061
Suburban Propane Partners LP
5.00%, 6/1/2031(a)(b) 365,000 333,645
15,787,110
Ground Transportation - 1 .1%
Albion Financing 1 Sarl
6.13%, 10/15/2026(b) 880,000 876,576
Albion Financing 2 Sarl
8.75%, 4/15/2027(b) 1,045,000 1,054,822
Avis Budget Car Rental LLC
8.25%, 1/15/2030(b) 1,000,000 997,700
Brightline East LLC
11.00%, 1/31/2030(a)(b) 2,850,000 2,322,750
Carriage Purchaser, Inc.
7.88%, 10/15/2029(b) 445,000 365,362
Dcli Bidco LLC
7.75%, 11/15/2029(a)(b) 1,050,000 978,096
EquipmentShare.com, Inc.
9.00%, 5/15/2028(a)(b) 1,240,000 1,262,075
8.63%, 5/15/2032(b) 445,000 454,314
First Student Bidco, Inc.
4.00%, 7/31/2029(a)(b) 740,000 684,260
Hertz Corp. (The)
4.63%, 12/1/2026(b) 355,000 296,478
12.63%, 7/15/2029(a)(b) 850,000 826,736
5.00%, 12/1/2029(a)(b) 2,069,000 1,274,647
NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)(b) 1,300,000 1,178,337
RXO, Inc.
7.50%, 11/15/2027(b) 115,000 116,889
Star Leasing Co. LLC
7.63%, 2/15/2030(b) 1,250,000 1,121,169
13,810,211
Health Care Equipment & Supplies - 0 .8%
Avantor Funding, Inc.
4.63%, 7/15/2028(b) 285,000 274,085

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 282
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 0.8% (continued)
Embecta Corp.
5.00%, 2/15/2030(a)(b) $ 395,000 $ 355,509
6.75%, 2/15/2030(b) 900,000 864,000
Hologic, Inc.
3.25%, 2/15/2029(a)(b) 2,900,000 2,708,145
Medline Borrower LP
5.25%, 10/1/2029(a)(b) 2,440,000 2,317,116
Neogen Food Safety Corp.
8.63%, 7/20/2030(a)(b) 150,000 151,423
Sotera Health Holdings LLC
7.38%, 6/1/2031(b) 1,500,000 1,538,461
Teleflex, Inc.
4.63%, 11/15/2027(a) 890,000 868,845
4.25%, 6/1/2028(a)(b) 1,630,000 1,560,675
10,638,259
Health Care Providers & Services - 3 .2%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(b) 430,000 420,970
5.00%, 4/15/2029(a)(b) 805,000 761,016
AdaptHealth LLC
6.13%, 8/1/2028(a)(b) 375,000 363,687
CVS Health Corp.
7.00%, 3/10/2055(e) 250,000 252,887
DaVita, Inc.
4.63%, 6/1/2030(a)(b) 2,558,000 2,379,094
3.75%, 2/15/2031(a)(b) 1,373,000 1,207,093
Encompass Health Corp.
4.50%, 2/1/2028(a) 935,000 921,753
4.63%, 4/1/2031(a) 1,225,000 1,166,182
Global Medical Response, Inc.
8.75%, 10/31/2028(b)(c) 1,756,562 1,756,525
HAH Group Holding Co. LLC
9.75%, 10/1/2031(a)(b) 2,000,000 1,918,984
HealthEquity, Inc.
4.50%, 10/1/2029(b) 2,705,000 2,556,138
Kedrion SpA
6.50%, 9/1/2029(a)(b) 1,565,000 1,497,568
LifePoint Health, Inc.
5.38%, 1/15/2029(a)(b) 295,000 265,560
9.88%, 8/15/2030(b) 755,000 803,111
11.00%, 10/15/2030(b) 560,000 613,002
8.38%, 2/15/2032(a)(b) 500,000 509,968
Molina Healthcare, Inc.
4.38%, 6/15/2028(b) 1,510,000 1,451,433
3.88%, 11/15/2030(a)(b) 1,270,000 1,144,854
3.88%, 5/15/2032(a)(b) 1,470,000 1,295,389
Option Care Health, Inc.
4.38%, 10/31/2029(a)(b) 1,040,000 982,210
Owens & Minor, Inc.
4.50%, 3/31/2029(b) 1,025,000 830,688
6.63%, 4/1/2030(b) 5,250,000 4,468,821
Pediatrix Medical Group, Inc.
5.38%, 2/15/2030(b) 100,000 96,435
Prime Healthcare Services, Inc.
9.38%, 9/1/2029(a)(b) 2,650,000 2,526,459
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 3.2% (continued)
Radiology Partners, Inc.
4.28%, 1/31/2029(b)(c) $ 1,486,101 $ 1,434,282
9.78%, 2/15/2030(b)(c) 1,327,466 1,212,400
Star Parent, Inc.
9.00%, 10/1/2030(a)(b) 1,930,000 1,952,814
Tenet Healthcare Corp.
5.13%, 11/1/2027 990,000 981,839
6.13%, 10/1/2028 1,450,000 1,446,532
6.13%, 6/15/2030(a) 585,000 587,006
6.75%, 5/15/2031(a) 250,000 256,272
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 275,000 264,702
6.02%, 11/15/2048 210,000 183,334
US Acute Care Solutions LLC
9.75%, 5/15/2029(a)(b) 2,650,000 2,690,230
41,199,238
Health Care REITs - 0 .1%
CTR Partnership LP
REIT, 3.88%, 6/30/2028(a)(b) 735,000 715,131
MPT Operating Partnership LP
REIT, 8.50%, 2/15/2032(b) 250,000 253,996
969,127
Hotel & Resort REITs - 0 .4%
RHP Hotel Properties LP
REIT, 7.25%, 7/15/2028(a)(b) 185,000 190,124
REIT, 4.50%, 2/15/2029(a)(b) 490,000 468,882
REIT, 6.50%, 4/1/2032(b) 1,750,000 1,744,160
RLJ Lodging Trust LP
REIT, 3.75%, 7/1/2026(b) 1,165,000 1,142,217
REIT, 4.00%, 9/15/2029(b) 1,400,000 1,265,297
Service Properties Trust
REIT, 4.75%, 10/1/2026 245,000 237,201
REIT, 4.95%, 2/15/2027(a) 85,000 80,789
XHR LP
REIT, 4.88%, 6/1/2029(a)(b) 260,000 244,390
REIT, 6.63%, 5/15/2030(a)(b) 155,000 152,679
5,525,739
Hotels, Restaurants & Leisure - 6 .9%
1011778 BC ULC
3.88%, 1/15/2028(a)(b) 300,000 288,059
4.38%, 1/15/2028(b) 520,000 503,410
4.00%, 10/15/2030(b) 2,795,000 2,543,541
Acushnet Co.
7.38%, 10/15/2028(a)(b) 120,000 124,174
Affinity Interactive
6.88%, 12/15/2027(a)(b) 1,730,000 1,240,358
Boyd Gaming Corp.
4.75%, 12/1/2027(a) 10,000 9,795
4.75%, 6/15/2031(a)(b) 2,345,000 2,186,208
Boyne USA, Inc.
4.75%, 5/15/2029(b) 500,000 475,825
Brinker International, Inc.
8.25%, 7/15/2030(b) 238,000 249,696
Caesars Entertainment, Inc.
8.13%, 7/1/2027(a)(b) 388,000 389,166

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
283 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 6.9% (continued)
Carnival Corp.
5.75%, 3/1/2027(b) $ 2,647,000 $ 2,637,645
Churchill Downs, Inc.
5.50%, 4/1/2027(b) 235,000 232,725
4.75%, 1/15/2028(b) 3,415,000 3,309,295
5.75%, 4/1/2030(a)(b) 3,590,000 3,510,950
6.75%, 5/1/2031(b) 1,575,000 1,590,714
Fertitta Entertainment LLC
4.63%, 1/15/2029(b) 2,620,000 2,427,116
6.75%, 1/15/2030(b) 8,845,000 7,738,560
Genting New York LLC
7.25%, 10/1/2029(b) 2,100,000 2,098,595
GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(b) 1,290,000 745,055
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029(b) 450,000 454,667
3.75%, 5/1/2029(a)(b) 1,410,000 1,325,661
4.00%, 5/1/2031(a)(b) 5,960,000 5,465,930
3.63%, 2/15/2032(a)(b) 5,750,000 5,086,358
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029(a)(b) 825,000 762,783
4.88%, 7/1/2031(a)(b) 3,500,000 3,045,725
Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)(b) 960,000 873,600
Light & Wonder International, Inc.
7.00%, 5/15/2028(b) 500,000 500,113
7.25%, 11/15/2029(b) 255,000 259,973
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)(b) 820,000 603,229
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028(a) 726,000 688,162
4.50%, 6/15/2029(b) 400,000 364,897
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(b) 5,065,000 4,781,655
NCL Corp. Ltd.
5.88%, 2/15/2027(b) 575,000 572,318
6.75%, 2/1/2032(a)(b) 500,000 488,220
Penn Entertainment, Inc.
5.63%, 1/15/2027(a)(b) 440,000 433,008
Raising Cane's Restaurants LLC
9.38%, 5/1/2029(a)(b) 300,000 317,926
Resorts World Las Vegas LLC
4.63%, 4/16/2029(a)(b) 7,750,000 6,667,489
8.45%, 7/27/2030(b) 1,175,000 1,142,201
4.63%, 4/6/2031(b) 1,880,000 1,506,602
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(b) 1,380,000 1,361,126
5.50%, 8/31/2026(a)(b) 695,000 695,332
5.38%, 7/15/2027(b) 340,000 339,603
Scientific Games Holdings LP
6.63%, 3/1/2030(a)(b) 850,000 809,022
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(b) 1,410,000 1,340,167
Six Flags Entertainment Corp.
5.50%, 4/15/2027(b) 395,000 390,723
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 6.9% (continued)
Six Flags Entertainment Corp. (continued)
6.50%, 10/1/2028 $ 330,000 $ 331,748
5.25%, 7/15/2029(a) 381,000 362,221
7.25%, 5/15/2031(a)(b) 615,000 623,445
Speedway Motorsports LLC
4.88%, 11/1/2027(b) 50,000 47,909
Station Casinos LLC
4.50%, 2/15/2028(b) 490,000 472,794
TKC Holdings, Inc.
6.88%, 5/15/2028(b) 770,000 770,052
10.50%, 5/15/2029(b) 1,015,000 1,015,493
Travel + Leisure Co.
6.63%, 7/31/2026(b) 1,325,000 1,334,275
6.00%, 4/1/2027(f) 525,000 527,954
4.50%, 12/1/2029(b) 20,000 18,745
4.63%, 3/1/2030(b) 85,000 79,154
VOC Escrow Ltd.
5.00%, 2/15/2028(b) 285,000 279,525
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(a)(b) 1,375,000 1,320,716
Wynn Las Vegas LLC
5.25%, 5/15/2027(b) 1,710,000 1,692,469
Wynn Resorts Finance LLC
5.13%, 10/1/2029(b) 530,000 510,992
7.13%, 2/15/2031(b) 1,330,000 1,371,980
Yum! Brands, Inc.
4.75%, 1/15/2030(b) 225,000 218,374
3.63%, 3/15/2031(a) 2,815,000 2,538,928
6.88%, 11/15/2037 2,165,000 2,249,727
88,343,878
Household Durables - 2 .3%
Adams Homes, Inc.
9.25%, 10/15/2028(b) 1,000,000 1,004,675
Ashton Woods USA LLC
6.63%, 1/15/2028(b) 285,000 284,468
4.63%, 8/1/2029(a)(b) 500,000 462,615
4.63%, 4/1/2030(a)(b) 885,000 811,308
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a)(b) 40,000 39,219
5.00%, 6/15/2029(b) 715,000 636,425
4.88%, 2/15/2030(a)(b) 1,110,000 966,311
CD&R Smokey Buyer, Inc.
9.50%, 10/15/2029(a)(b) 2,240,000 1,922,317
Empire Communities Corp.
9.75%, 5/1/2029(b) 1,400,000 1,365,980
Installed Building Products, Inc.
5.75%, 2/1/2028(b) 330,000 324,323
K. Hovnanian Enterprises, Inc.
11.75%, 9/30/2029(a)(b) 3,150,000 3,337,330
Landsea Homes Corp.
8.88%, 4/1/2029(b) 2,000,000 1,892,648
LGI Homes, Inc.
8.75%, 12/15/2028(a)(b) 1,945,000 1,964,071
4.00%, 7/15/2029(a)(b) 615,000 535,173
7.00%, 11/15/2032(a)(b) 2,150,000 1,983,375

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 284
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 2.3% (continued)
M/I Homes, Inc.
4.95%, 2/1/2028 $ 150,000 $ 146,723
3.95%, 2/15/2030 5,000 4,539
Mattamy Group Corp.
5.25%, 12/15/2027(a)(b) 790,000 767,387
4.63%, 3/1/2030(b) 1,000,000 914,794
New Home Co., Inc. (The)
9.25%, 10/1/2029(b) 400,000 412,744
Shea Homes LP
4.75%, 2/15/2028(a) 700,000 679,504
4.75%, 4/1/2029(a) 494,000 467,138
Somnigroup International, Inc.
4.00%, 4/15/2029(a)(b) 1,870,000 1,736,140
3.88%, 10/15/2031(b) 2,810,000 2,466,638
STL Holding Co. LLC
8.75%, 2/15/2029(b) 900,000 914,020
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027(b) 305,000 306,489
5.75%, 1/15/2028(b) 865,000 865,391
5.13%, 8/1/2030(a)(b) 250,000 242,222
TopBuild Corp.
3.63%, 3/15/2029(a)(b) 120,000 111,550
4.13%, 2/15/2032(b) 245,000 220,477
Tri Pointe Homes, Inc.
5.70%, 6/15/2028(a) 1,030,000 1,029,541
28,815,535
Household Products - 0 .5%
Central Garden & Pet Co.
4.13%, 10/15/2030(a) 265,000 242,710
4.13%, 4/30/2031(a)(b) 800,000 720,017
Energizer Holdings, Inc.
6.50%, 12/31/2027(a)(b) 570,000 572,003
4.75%, 6/15/2028(a)(b) 1,155,000 1,112,807
4.38%, 3/31/2029(a)(b) 505,000 471,159
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/2031(a)(b) 2,275,000 1,880,193
10.75%, 6/30/2032(b) 1,300,000 778,955
5,777,844
Independent Power and Renewable Electricity Producers - 0 .0% (d)
TransAlta Corp.
7.75%, 11/15/2029 200,000 208,303
Insurance - 2 .1%
Acrisure LLC
4.25%, 2/15/2029(b) 395,000 369,135
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(a)(b) 150,000 144,738
7.00%, 1/15/2031(b) 550,000 558,193
AmWINS Group, Inc.
4.88%, 6/30/2029(b) 540,000 515,553
APH Somerset Investor 2 LLC
7.88%, 11/1/2029(b) 2,200,000 2,147,178
Ardonagh Finco Ltd.
7.75%, 2/15/2031(a)(b) 1,900,000 1,933,828
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(b) 11,350,000 11,577,197
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 2.1% (continued)
Assurant, Inc.
7.00%, 3/27/2048(e) $ 440,000 $ 437,878
Constellation Insurance, Inc.
6.80%, 1/24/2030(b)(f) 220,000 213,386
6.63%, 5/1/2031(b) 470,000 468,234
Global Atlantic Fin Co.
4.70%, 10/15/2051(b)(e) 2,970,000 2,822,564
7.95%, 10/15/2054(b)(e) 1,105,000 1,122,149
HUB International Ltd.
7.25%, 6/15/2030(b) 2,105,000 2,183,396
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)(b) 325,000 363,879
4.13%, 12/15/2051(a)(b)(e) 1,015,000 958,546
4.30%, 2/1/2061(b) 1,300,000 809,879
26,625,733
Interactive Media & Services - 0 .1%
Cars.com, Inc.
6.38%, 11/1/2028(a)(b) 416,000 408,650
Ziff Davis, Inc.
4.63%, 10/15/2030(a)(b) 965,000 852,640
ZipRecruiter, Inc.
5.00%, 1/15/2030(a)(b) 590,000 492,136
1,753,426
IT Services - 1 .3%
Acuris Finance US, Inc.
5.00%, 5/1/2028(a)(b) 1,159,000 1,024,953
9.00%, 8/1/2029(a)(b) 1,550,000 1,479,281
Arches Buyer, Inc.
4.25%, 6/1/2028(a)(b) 770,000 724,129
6.13%, 12/1/2028(b) 490,000 438,111
ASGN, Inc.
4.63%, 5/15/2028(b) 2,955,000 2,812,105
Cogent Communications Group LLC
3.50%, 5/1/2026(a)(b) 1,410,000 1,383,174
7.00%, 6/15/2027(a)(b) 825,000 829,038
Cogent Communications Group, Inc.
7.00%, 6/15/2027(b) 50,000 50,158
Conduent Business Services LLC
6.00%, 11/1/2029(a)(b) 530,000 487,189
ION Trading Technologies Sarl
5.75%, 5/15/2028(b) 790,000 710,722
9.50%, 5/30/2029(b) 1,400,000 1,355,820
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028(a)(b) 3,420,000 1,812,600
6.00%, 2/15/2029(b) 2,350,000 1,372,940
Twilio, Inc.
3.63%, 3/15/2029(a) 225,000 210,961
3.88%, 3/15/2031(a) 1,040,000 944,859
Unisys Corp.
6.88%, 11/1/2027(b) 525,000 505,209
Virtusa Corp.
7.13%, 12/15/2028(b) 355,000 338,430
16,479,679

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
285 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Life Sciences Tools & Services - 0 .0% (d)
Charles River Laboratories International, Inc.
4.25%, 5/1/2028(a)(b) $ 250,000 $ 237,747
4.00%, 3/15/2031(b) 250,000 219,823
457,570
Machinery - 1 .8%
Amsted Industries, Inc.
4.63%, 5/15/2030(b) 125,000 118,153
ATS Corp.
4.13%, 12/15/2028(a)(b) 750,000 695,906
Calderys Financing II LLC
11.75%, 6/1/2028(a)(b)(c) 650,000 638,281
Calderys Financing LLC
11.25%, 6/1/2028(b) 1,585,000 1,674,622
Chart Industries, Inc.
7.50%, 1/1/2030(b) 210,000 217,873
Esab Corp.
6.25%, 4/15/2029(a)(b) 1,350,000 1,369,751
Hillenbrand, Inc.
5.00%, 9/15/2026(f) 300,000 295,602
6.25%, 2/15/2029(a) 270,000 268,422
3.75%, 3/1/2031 50,000 43,411
Husky Injection Molding Systems Ltd.
9.00%, 2/15/2029(a)(b) 3,700,000 3,755,981
Interpipe Holdings plc
8.38%, 5/13/2026(b) 300,000 276,675
Manitowoc Co., Inc. (The)
9.25%, 10/1/2031(a)(b) 1,500,000 1,520,625
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/2028(b) 3,435,000 3,392,063
Mueller Water Products, Inc.
4.00%, 6/15/2029(b) 215,000 201,857
OT Merger Corp.
7.88%, 10/15/2029(b) 985,000 394,000
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)(b) 1,750,000 1,660,057
Terex Corp.
5.00%, 5/15/2029(b) 675,000 645,622
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)(b) 1,650,000 1,624,750
Trinity Industries, Inc.
7.75%, 7/15/2028(a)(b) 160,000 164,976
Wabash National Corp.
4.50%, 10/15/2028(a)(b) 2,685,000 2,261,138
Werner FinCo. LP
11.50%, 6/15/2028(b) 1,350,000 1,404,074
22,623,839
Media - 7 .2%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)(b) 1,730,000 1,392,839
AMC Networks, Inc.
10.25%, 1/15/2029(a)(b) 1,725,000 1,772,309
4.25%, 2/15/2029 3,745,000 2,757,331
Belo Corp.
7.75%, 6/1/2027 400,000 413,420
7.25%, 9/15/2027 1,245,000 1,278,308
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 7.2% (continued)
Cable One, Inc.
4.00%, 11/15/2030(b) $ 1,325,000 $ 1,077,741
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(b) 580,000 481,400
CMG Media Corp.
8.88%, 6/18/2029(a)(b) 1,150,000 1,006,250
CSC Holdings LLC
5.50%, 4/15/2027(b) 2,650,000 2,462,327
5.38%, 2/1/2028(b) 1,150,000 1,004,970
11.75%, 1/31/2029(a)(b) 1,750,000 1,654,482
6.50%, 2/1/2029(a)(b) 1,950,000 1,594,786
3.38%, 2/15/2031(b) 750,000 500,708
Directv Financing LLC
5.88%, 8/15/2027(b) 7,520,000 7,267,882
10.00%, 2/15/2031(b) 12,350,000 11,695,393
DISH Network Corp.
11.75%, 11/15/2027(b) 2,250,000 2,364,635
GCI LLC
4.75%, 10/15/2028(a)(b) 1,290,000 1,220,392
Gray Media, Inc.
7.00%, 5/15/2027(b) 1,070,000 1,040,955
10.50%, 7/15/2029(b) 2,450,000 2,514,881
4.75%, 10/15/2030(b) 5,282,000 3,129,585
5.38%, 11/15/2031(b) 9,249,000 5,518,328
iHeartCommunications, Inc.
9.13%, 5/1/2029(b) 1,500,000 1,158,285
10.88%, 5/1/2030(b) 1,000,000 420,000
7.75%, 8/15/2030(b) 750,000 534,649
Lamar Media Corp.
4.88%, 1/15/2029(a) 150,000 145,639
3.63%, 1/15/2031(a) 1,560,000 1,409,803
Neptune Bidco US, Inc.
9.29%, 4/15/2029(a)(b) 2,770,000 2,465,300
Nexstar Media, Inc.
5.63%, 7/15/2027(b) 1,590,000 1,575,135
4.75%, 11/1/2028(a)(b) 760,000 715,665
Paramount Global
6.25%, 2/28/2057(a)(e) 1,220,000 1,126,036
6.38%, 3/30/2062(a)(e) 2,060,000 1,981,566
Radiate Holdco LLC
4.50%, 9/15/2026(b) 1,720,000 1,483,982
Scripps Escrow II, Inc.
3.88%, 1/15/2029(b) 2,075,000 1,581,090
5.38%, 1/15/2031(b) 1,380,000 785,586
Scripps Escrow, Inc.
5.88%, 7/15/2027(b) 467,000 369,873
Sinclair Television Group, Inc.
5.50%, 3/1/2030(b) 3,625,000 2,610,000
4.38%, 12/31/2032(b) 1,725,000 1,043,716
8.13%, 2/15/2033(a)(b) 2,750,000 2,722,115
9.75%, 2/15/2033(b) 500,000 516,250
Sirius XM Radio LLC
3.13%, 9/1/2026(a)(b) 980,000 953,630
5.00%, 8/1/2027(a)(b) 1,205,000 1,190,510
4.00%, 7/15/2028(a)(b) 1,905,000 1,792,085

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 286
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 7.2% (continued)
Sirius XM Radio LLC (continued)
5.50%, 7/1/2029(a)(b) $ 1,232,000 $ 1,199,514
4.13%, 7/1/2030(a)(b) 1,645,000 1,471,866
3.88%, 9/1/2031(a)(b) 45,000 38,614
TEGNA, Inc.
4.63%, 3/15/2028(a) 3,227,000 3,083,314
5.00%, 9/15/2029(a) 1,175,000 1,094,484
Univision Communications, Inc.
6.63%, 6/1/2027(b) 805,000 778,905
8.00%, 8/15/2028(b) 615,000 597,379
4.50%, 5/1/2029(b) 430,000 368,732
7.38%, 6/30/2030(a)(b) 380,000 346,121
8.50%, 7/31/2031(a)(b) 555,000 524,074
Urban One, Inc.
7.38%, 2/1/2028(b) 3,861,000 1,853,280
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(b) 100,000 96,715
VZ Secured Financing BV
5.00%, 1/15/2032(b) 1,360,000 1,186,798
Ziggo Bond Co. BV
5.13%, 2/28/2030(a)(b) 198,000 175,531
Ziggo BV
4.88%, 1/15/2030(a)(b) 820,000 754,928
92,300,092
Metals & Mining - 2 .8%
Arsenal AIC Parent LLC
8.00%, 10/1/2030(b) 935,000 968,068
11.50%, 10/1/2031(b) 1,350,000 1,482,293
ATI, Inc.
4.88%, 10/1/2029(a) 50,000 47,768
5.13%, 10/1/2031(a) 95,000 89,911
Century Aluminum Co.
7.50%, 4/1/2028(a)(b) 275,000 276,118
Commercial Metals Co.
4.13%, 1/15/2030 50,000 47,008
3.88%, 2/15/2031(a) 50,000 44,828
4.38%, 3/15/2032 30,000 27,268
Constellium SE
5.63%, 6/15/2028(b) 200,000 196,801
Eldorado Gold Corp.
6.25%, 9/1/2029(a)(b) 1,610,000 1,586,984
FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027(b) 715,000 697,464
5.88%, 4/15/2030(b) 2,175,000 2,150,335
4.38%, 4/1/2031(b) 4,995,000 4,520,633
6.13%, 4/15/2032(a)(b) 2,170,000 2,138,520
Hecla Mining Co.
7.25%, 2/15/2028 250,000 250,630
IAMGOLD Corp.
5.75%, 10/15/2028(b) 475,000 470,544
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/2028(b) 1,270,000 1,332,230
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)(b) 560,000 538,804
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 2.8% (continued)
Novelis Corp.
3.25%, 11/15/2026(b) $ 500,000 $ 484,910
4.75%, 1/30/2030(b) 10,350,000 9,624,322
3.88%, 8/15/2031(a)(b) 5,925,000 5,113,757
Perenti Finance Pty. Ltd.
7.50%, 4/26/2029(b) 350,000 363,125
SunCoke Energy, Inc.
4.88%, 6/30/2029(b) 1,980,000 1,818,967
TMS International Corp.
6.25%, 4/15/2029(b) 1,385,000 1,281,414
Warrior Met Coal, Inc.
7.88%, 12/1/2028(b) 56,000 56,500
35,609,202
Mortgage Real Estate Investment Trusts (REITs) - 1 .3%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)(b) 530,000 489,501
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(b) 885,000 841,147
7.75%, 12/1/2029(a)(b) 950,000 986,688
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027(b) 910,000 886,532
4.75%, 6/15/2029(b) 1,240,000 1,186,946
Rithm Capital Corp.
8.00%, 4/1/2029(b) 5,285,000 5,276,381
Starwood Property Trust, Inc.
3.63%, 7/15/2026(b) 1,040,000 1,015,198
4.38%, 1/15/2027(a)(b) 365,000 358,050
7.25%, 4/1/2029(b) 2,140,000 2,219,233
6.00%, 4/15/2030(a)(b) 1,200,000 1,186,168
6.50%, 7/1/2030(a)(b) 1,850,000 1,860,736
16,306,580
Oil, Gas & Consumable Fuels - 10 .2%
Alliance Resource Operating Partners LP
8.63%, 6/15/2029(a)(b) 2,235,000 2,307,007
Antero Midstream Partners LP
5.75%, 1/15/2028(a)(b) 990,000 984,064
5.38%, 6/15/2029(b) 1,570,000 1,532,171
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029(b) 250,000 242,584
Baytex Energy Corp.
8.50%, 4/30/2030(a)(b) 3,021,000 2,807,216
7.38%, 3/15/2032(a)(b) 350,000 301,758
Blue Racer Midstream LLC
6.63%, 7/15/2026(b) 50,000 49,770
7.00%, 7/15/2029(b) 700,000 712,080
7.25%, 7/15/2032(b) 1,300,000 1,332,987
Buckeye Partners LP
3.95%, 12/1/2026 345,000 336,333
4.13%, 12/1/2027(a) 405,000 389,116
4.50%, 3/1/2028(a)(b) 205,000 197,634
6.88%, 7/1/2029(a)(b) 860,000 876,201
5.85%, 11/15/2043(a) 120,000 100,754
5.60%, 10/15/2044 15,000 12,290
California Resources Corp.
8.25%, 6/15/2029(a)(b) 6,375,000 6,077,963

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
287 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.2% (continued)
Calumet Specialty Products Partners LP
8.13%, 1/15/2027(b) $ 350,000 $ 328,190
CITGO Petroleum Corp.
8.38%, 1/15/2029(b) 1,295,000 1,295,629
Civitas Resources, Inc.
5.00%, 10/15/2026(b) 995,000 966,124
8.38%, 7/1/2028(b) 2,925,000 2,873,641
8.75%, 7/1/2031(a)(b) 3,285,000 3,122,485
CNX Midstream Partners LP
4.75%, 4/15/2030(a)(b) 1,005,000 925,074
CNX Resources Corp.
6.00%, 1/15/2029(a)(b) 1,045,000 1,013,828
7.38%, 1/15/2031(a)(b) 1,015,000 1,016,020
7.25%, 3/1/2032(b) 135,000 134,924
Coronado Finance Pty. Ltd.
9.25%, 10/1/2029(a)(b) 1,300,000 886,899
CQP Holdco LP
5.50%, 6/15/2031(b) 8,690,000 8,339,203
7.50%, 12/15/2033(b) 2,600,000 2,735,678
Crescent Energy Finance LLC
9.25%, 2/15/2028(a)(b) 1,045,000 1,056,135
CVR Energy, Inc.
5.75%, 2/15/2028(b) 770,000 702,724
8.50%, 1/15/2029(a)(b) 1,615,000 1,484,016
Delek Logistics Partners LP
7.13%, 6/1/2028(b) 425,000 419,933
DT Midstream, Inc.
4.13%, 6/15/2029(b) 860,000 807,135
4.38%, 6/15/2031(b) 2,130,000 1,961,811
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(b) 1,150,000 1,150,819
Energean plc
6.50%, 4/30/2027(b) 400,000 392,000
Energy Transfer LP
8.00%, 5/15/2054(a)(e) 1,750,000 1,816,395
7.13%, 10/1/2054(e) 675,000 670,255
EnQuest plc
11.63%, 11/1/2027(b) 2,790,000 2,724,142
FTAI Infra Escrow Holdings LLC
10.50%, 6/1/2027(b) 625,000 646,146
Genesis Energy LP
7.75%, 2/1/2028 850,000 846,758
8.25%, 1/15/2029 1,000,000 1,016,310
Global Partners LP
7.00%, 8/1/2027(a) 460,000 456,653
6.88%, 1/15/2029(a) 635,000 633,106
8.25%, 1/15/2032(a)(b) 660,000 671,893
Gulfport Energy Operating Corp.
6.75%, 9/1/2029(b) 2,000,000 1,970,977
Harvest Midstream I LP
7.50%, 9/1/2028(b) 1,365,000 1,381,643
7.50%, 5/15/2032(b) 750,000 763,291
Hess Midstream Operations LP
5.13%, 6/15/2028(b) 260,000 254,537
6.50%, 6/1/2029(b) 255,000 258,970
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.2% (continued)
Hilcorp Energy I LP
6.25%, 11/1/2028(b) $ 375,000 $ 362,873
5.75%, 2/1/2029(b) 365,000 341,750
6.00%, 4/15/2030(b) 300,000 273,948
6.00%, 2/1/2031(a)(b) 210,000 188,491
6.25%, 4/15/2032(b) 315,000 274,010
8.38%, 11/1/2033(b) 350,000 332,836
6.88%, 5/15/2034(b) 305,000 259,191
7.25%, 2/15/2035(a)(b) 450,000 392,050
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028(b) 558,000 579,911
Ithaca Energy North Sea plc
8.13%, 10/15/2029(a)(b) 2,300,000 2,302,196
ITT Holdings LLC
6.50%, 8/1/2029(b) 2,522,000 2,302,736
Karoon USA Finance, Inc.
10.50%, 5/14/2029(b) 2,550,000 2,511,350
Kimmeridge Texas Gas LLC
8.50%, 2/15/2030(a)(b) 1,300,000 1,248,188
Kraken Oil & Gas Partners LLC
7.63%, 8/15/2029(a)(b) 1,000,000 894,592
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032(a)(b) 2,735,000 2,648,100
Martin Midstream Partners LP
11.50%, 2/15/2028(b) 611,000 633,668
Matador Resources Co.
6.88%, 4/15/2028(b) 500,000 497,220
6.25%, 4/15/2033(a)(b) 800,000 755,119
MEG Energy Corp.
5.88%, 2/1/2029(a)(b) 1,800,000 1,736,605
Moss Creek Resources Holdings, Inc.
8.25%, 9/1/2031(a)(b) 5,200,000 4,778,296
Murphy Oil Corp.
6.00%, 10/1/2032(a) 150,000 136,467
5.87%, 12/1/2042(f) 1,085,000 795,388
NGL Energy Operating LLC
8.13%, 2/15/2029(a)(b) 2,505,000 2,354,227
8.38%, 2/15/2032(a)(b) 5,691,000 5,188,652
Northern Oil & Gas, Inc.
8.13%, 3/1/2028(a)(b) 2,270,000 2,241,053
8.75%, 6/15/2031(a)(b) 2,765,000 2,656,419
NuStar Logistics LP
6.00%, 6/1/2026 655,000 655,197
6.38%, 10/1/2030 295,000 299,514
Parkland Corp.
4.50%, 10/1/2029(b) 1,625,000 1,532,000
4.63%, 5/1/2030(a)(b) 440,000 414,139
6.63%, 8/15/2032(b) 175,000 174,194
PBF Holding Co. LLC
6.00%, 2/15/2028 1,525,000 1,345,508
9.88%, 3/15/2030(b) 500,000 440,098
Rockies Express Pipeline LLC
4.95%, 7/15/2029(b) 445,000 425,383
4.80%, 5/15/2030(b) 70,000 65,584
7.50%, 7/15/2038(b) 450,000 441,550

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 288
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 10.2% (continued)
Rockies Express Pipeline LLC (continued)
6.88%, 4/15/2040(a)(b) $ 610,000 $ 575,850
Sitio Royalties Operating Partnership LP
7.88%, 11/1/2028(a)(b) 1,250,000 1,284,605
SM Energy Co.
6.63%, 1/15/2027 460,000 451,978
6.50%, 7/15/2028(a) 875,000 838,718
6.75%, 8/1/2029(b) 300,000 280,089
7.00%, 8/1/2032(a)(b) 500,000 460,937
South Bow Canadian Infrastructure Holdings
Ltd.
7.63%, 3/1/2055(a)(b)(e) 850,000 849,152
Strathcona Resources Ltd.
6.88%, 8/1/2026(a)(b) 445,000 436,246
Summit Midstream Holdings LLC
8.63%, 10/31/2029(a)(b) 500,000 492,568
Sunoco LP
5.88%, 3/15/2028 395,000 393,099
7.00%, 9/15/2028(a)(b) 330,000 337,985
7.00%, 5/1/2029(a)(b) 525,000 539,786
4.50%, 5/15/2029(a) 745,000 705,831
4.50%, 4/30/2030 800,000 752,852
7.25%, 5/1/2032(b) 525,000 544,433
Tallgrass Energy Partners LP
6.00%, 3/1/2027(b) 401,000 395,832
5.50%, 1/15/2028(b) 1,445,000 1,404,879
7.38%, 2/15/2029(b) 485,000 483,234
6.00%, 12/31/2030(b) 485,000 451,603
6.00%, 9/1/2031(a)(b) 240,000 221,249
Teine Energy Ltd.
6.88%, 4/15/2029(a)(b) 375,000 355,966
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029(a)(b) 1,455,000 1,337,068
Topaz Solar Farms LLC
5.75%, 9/30/2039(a)(b) 3,024,456 2,826,868
TransMontaigne Partners LLC
8.50%, 6/15/2030(a)(b) 500,000 503,242
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(b) 745,000 682,290
6.25%, 1/15/2030(b) 645,000 645,177
4.13%, 8/15/2031(a)(b) 750,000 673,765
Venture Global LNG, Inc.
8.13%, 6/1/2028(a)(b) 330,000 327,714
9.50%, 2/1/2029(b) 40,000 41,449
8.38%, 6/1/2031(b) 1,125,000 1,084,856
9.88%, 2/1/2032(a)(b) 985,000 1,000,134
Vermilion Energy, Inc.
6.88%, 5/1/2030(a)(b) 880,000 768,836
7.25%, 2/15/2033(a)(b) 150,000 125,841
Viper Energy, Inc.
5.38%, 11/1/2027(b) 200,000 198,952
7.38%, 11/1/2031(b) 190,000 197,245
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029(a)(b) 1,100,000 1,006,500
130,138,604
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Paper & Forest Products - 0 .5%
Domtar Corp.
6.75%, 10/1/2028(b) $ 1,805,000 $ 1,512,229
Mercer International, Inc.
5.13%, 2/1/2029(a) 5,500,000 4,524,001
6,036,230
Passenger Airlines - 0 .3%
Air Canada
3.88%, 8/15/2026(a)(b) 2,040,000 2,001,740
American Airlines, Inc.
5.50%, 4/20/2026(b) 15,000 14,900
7.25%, 2/15/2028(b) 350,000 345,725
OneSky Flight LLC
8.88%, 12/15/2029(b) 1,150,000 1,160,807
3,523,172
Personal Care Products - 0 .6%
BellRing Brands, Inc.
7.00%, 3/15/2030(b) 5,250,000 5,447,082
Edgewell Personal Care Co.
4.13%, 4/1/2029(a)(b) 245,000 228,991
Oriflame Investment Holding plc
5.13%, 5/4/2026(b) 1,530,000 319,770
Prestige Brands, Inc.
5.13%, 1/15/2028(a)(b) 175,000 173,544
3.75%, 4/1/2031(a)(b) 2,395,000 2,162,210
8,331,597
Pharmaceuticals - 0 .4%
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(a)(b) 1,290,000 1,141,088
HLF Financing Sarl LLC
12.25%, 4/15/2029(a)(b) 675,000 716,226
4.88%, 6/1/2029(a)(b) 625,000 477,327
Jazz Securities DAC
4.38%, 1/15/2029(a)(b) 285,000 270,471
Mallinckrodt International Finance SA
14.75%, 11/14/2028(b) 783,851 819,970
Organon & Co.
4.13%, 4/30/2028(b) 575,000 542,322
5.13%, 4/30/2031(a)(b) 1,657,000 1,390,805
P&L Development LLC
+ 0.00%), 9.00%,
5/15/2029(b)(c)(g) 413,829 402,972
5,761,181
Professional Services - 0 .4%
AMN Healthcare, Inc.
4.63%, 10/1/2027(a)(b) 685,000 656,373
4.00%, 4/15/2029(b) 90,000 80,699
CoreLogic, Inc.
4.50%, 5/1/2028(b) 1,575,000 1,490,448
KBR, Inc.
4.75%, 9/30/2028(b) 267,000 253,130
Korn Ferry
4.63%, 12/15/2027(a)(b) 410,000 396,718
Science Applications International Corp.
4.88%, 4/1/2028(a)(b) 443,000 430,718

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
289 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Professional Services - 0.4% (continued)
TriNet Group, Inc.
3.50%, 3/1/2029(b) $ 1,026,000 $ 935,851
7.13%, 8/15/2031(b) 700,000 712,486
VT Topco, Inc.
8.50%, 8/15/2030(b) 300,000 313,913
5,270,336
Real Estate Management & Development - 0 .7%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029(b) 900,000 710,733
5.25%, 4/15/2030(b) 750,000 551,002
Five Point Operating Co. LP
10.50%, 1/15/2028(b)(f) 890,000 904,788
Forestar Group, Inc.
5.00%, 3/1/2028(a)(b) 605,000 587,226
Greystar Real Estate Partners LLC
7.75%, 9/1/2030(a)(b) 550,000 577,571
Howard Hughes Corp. (The)
5.38%, 8/1/2028(b) 822,000 791,986
4.13%, 2/1/2029(a)(b) 430,000 393,894
4.38%, 2/1/2031(a)(b) 1,720,000 1,525,226
Hunt Cos., Inc.
5.25%, 4/15/2029(a)(b) 955,000 907,111
Kennedy-Wilson, Inc.
4.75%, 3/1/2029(a) 1,155,000 1,040,045
4.75%, 2/1/2030(a) 450,000 396,810
5.00%, 3/1/2031(a) 570,000 487,618
WeWork Cos. LLC
12.00%, 8/15/2027‡(h) 3,213,750 —
8,874,010
Retail REITs - 0 .2%
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026(a)(b) 1,361,000 1,348,346
REIT, 4.50%, 4/1/2027(b) 1,022,000 991,571
2,339,917
Semiconductors & Semiconductor Equipment - 0 .0% (d)
Entegris, Inc.
4.75%, 4/15/2029(a)(b) 350,000 340,596
Software - 1 .9%
Alteryx, Inc.
8.75%, 3/15/2028(b) 450,000 462,375
Central Parent LLC
8.00%, 6/15/2029(b) 1,840,000 1,629,115
Central Parent, Inc.
7.25%, 6/15/2029(b) 1,220,000 1,046,205
Cloud Software Group, Inc.
6.50%, 3/31/2029(b) 1,925,000 1,925,691
9.00%, 9/30/2029(b) 2,700,000 2,720,060
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(b) 305,000 304,143
6.50%, 10/15/2028(b) 515,000 505,402
Dye & Durham Ltd.
8.63%, 4/15/2029(b) 350,000 355,909
Elastic NV
4.13%, 7/15/2029(a)(b) 295,000 278,416
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 1.9% (continued)
Fair Isaac Corp.
4.00%, 6/15/2028(a)(b) $ 2,320,000 $ 2,224,831
Gen Digital, Inc.
7.13%, 9/30/2030(b) 430,000 442,737
GoTo Group, Inc.
5.50%, 5/1/2028(b) 5,641,000 3,229,234
Helios Software Holdings, Inc.
4.63%, 5/1/2028(b) 1,051,000 946,239
8.75%, 5/1/2029(a)(b) 1,050,000 1,019,025
McAfee Corp.
7.38%, 2/15/2030(a)(b) 2,010,000 1,736,212
Open Text Corp.
3.88%, 12/1/2029(a)(b) 530,000 488,341
Open Text Holdings, Inc.
4.13%, 2/15/2030(a)(b) 696,000 643,156
4.13%, 12/1/2031(a)(b) 400,000 357,723
PTC, Inc.
4.00%, 2/15/2028(a)(b) 515,000 497,377
Rackspace Finance LLC
3.50%, 5/15/2028(b) 2,290,000 815,178
SS&C Technologies, Inc.
5.50%, 9/30/2027(b) 2,085,000 2,074,719
6.50%, 6/1/2032(a)(b) 900,000 912,368
24,614,456
Specialized REITs - 0 .7%
Iron Mountain, Inc.
REIT, 5.25%, 3/15/2028(a)(b) 1,550,000 1,526,116
REIT, 7.00%, 2/15/2029(a)(b) 610,000 626,533
REIT, 4.88%, 9/15/2029(b) 425,000 409,308
REIT, 5.25%, 7/15/2030(b) 2,515,000 2,437,198
REIT, 4.50%, 2/15/2031(b) 3,080,000 2,853,377
REIT, 5.63%, 7/15/2032(a)(b) 144,000 139,655
SBA Communications Corp.
REIT, 3.88%, 2/15/2027 295,000 288,598
REIT, 3.13%, 2/1/2029(a) 145,000 134,339
8,415,124
Specialty Retail - 6 .2%
Academy Ltd.
6.00%, 11/15/2027(b) 175,000 174,684
Arko Corp.
5.13%, 11/15/2029(b) 440,000 352,173
Asbury Automotive Group, Inc.
5.00%, 2/15/2032(b) 325,000 296,182
At Home Group, Inc.
4.88%, 7/15/2028(b) 1,340,000 354,939
Bath & Body Works, Inc.
6.95%, 3/1/2033 855,000 846,632
6.88%, 11/1/2035(a) 680,000 680,141
6.75%, 7/1/2036(a) 435,000 427,973
7.60%, 7/15/2037 1,025,000 1,011,808
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(b)(c) 430,000 417,168
Carvana Co.
9.00%, 12/1/2028(a)(b)(c) 700,000 719,632
11.00%, 6/1/2030(a)(b)(c) 2,550,000 2,700,053

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 290
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 6.2% (continued)
Carvana Co. (continued)
9.00%, 6/1/2031(a)(b)(c) $ 12,465,368 $ 13,666,879
eG Global Finance plc
12.00%, 11/30/2028(b) 2,350,000 2,584,608
Evergreen Acqco 1 LP
9.75%, 4/26/2028(b) 1,502,000 1,550,747
Foot Locker, Inc.
4.00%, 10/1/2029(b) 620,000 502,466
Gap, Inc. (The)
3.63%, 10/1/2029(a)(b) 790,000 714,269
3.88%, 10/1/2031(a)(b) 1,398,000 1,197,703
Global Auto Holdings Ltd.
8.38%, 1/15/2029(b) 1,500,000 1,323,688
8.75%, 1/15/2032(b) 1,350,000 1,081,404
Group 1 Automotive, Inc.
4.00%, 8/15/2028(b) 500,000 475,337
GYP Holdings III Corp.
4.63%, 5/1/2029(b) 750,000 705,291
Ken Garff Automotive LLC
4.88%, 9/15/2028(a)(b) 165,000 159,307
LBM Acquisition LLC
6.25%, 1/15/2029(b) 1,100,000 963,910
LCM Investments Holdings II LLC
4.88%, 5/1/2029(b) 773,000 730,774
8.25%, 8/1/2031(b) 580,000 606,615
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(b) 5,770,000 3,006,635
7.88%, 5/1/2029(b) 7,305,000 2,510,512
Murphy Oil USA, Inc.
5.63%, 5/1/2027 800,000 796,493
4.75%, 9/15/2029(a) 2,005,000 1,932,124
3.75%, 2/15/2031(b) 4,130,000 3,722,362
Park River Holdings, Inc.
5.63%, 2/1/2029(b) 570,000 445,945
6.75%, 8/1/2029(b) 480,000 379,476
Penske Automotive Group, Inc.
3.75%, 6/15/2029(a) 170,000 157,610
PetSmart, Inc.
4.75%, 2/15/2028(a)(b) 2,415,000 2,308,142
7.75%, 2/15/2029(a)(b) 2,860,000 2,663,734
Sonic Automotive, Inc.
4.63%, 11/15/2029(b) 425,000 398,654
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(b) 1,375,000 1,291,993
Staples, Inc.
10.75%, 9/1/2029(b) 14,500,000 12,563,015
12.75%, 1/15/2030(b) 4,970,000 2,890,885
Upbound Group, Inc.
6.38%, 2/15/2029(b) 2,505,000 2,363,324
Valvoline, Inc.
3.63%, 6/15/2031(a)(b) 3,845,000 3,367,545
Victoria's Secret & Co.
4.63%, 7/15/2029(a)(b) 1,655,000 1,442,909
Victra Holdings LLC
8.75%, 9/15/2029(b) 2,000,000 2,029,632
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 6.2% (continued)
White Cap Buyer LLC
6.88%, 10/15/2028(b) $ 500,000 $ 487,175
79,002,548
Technology Hardware, Storage & Peripherals - 0 .5%
Diebold Nixdorf, Inc.
7.75%, 3/31/2030(a)(b) 1,750,000 1,821,958
Seagate HDD Cayman
9.63%, 12/1/2032(a) 1,350,000 1,523,641
5.75%, 12/1/2034(a) 960,000 926,283
Xerox Corp.
4.80%, 3/1/2035 697,000 298,309
6.75%, 12/15/2039 1,125,000 489,184
Xerox Holdings Corp.
5.50%, 8/15/2028(a)(b) 1,200,000 768,738
5,828,113
Textiles, Apparel & Luxury Goods - 0 .7%
Crocs, Inc.
4.25%, 3/15/2029(a)(b) 1,200,000 1,113,672
4.13%, 8/15/2031(a)(b) 865,000 756,068
Hanesbrands, Inc.
9.00%, 2/15/2031(b) 410,000 424,758
Kontoor Brands, Inc.
4.13%, 11/15/2029(a)(b) 1,625,000 1,493,152
S&S Holdings LLC
8.38%, 10/1/2031(b) 1,775,000 1,668,050
William Carter Co. (The)
5.63%, 3/15/2027(a)(b) 250,000 243,394
Wolverine World Wide, Inc.
4.00%, 8/15/2029(a)(b) 3,705,000 3,082,384
8,781,478
Tobacco - 0 .2%
Turning Point Brands, Inc.
7.63%, 3/15/2032(a)(b) 2,000,000 2,078,326
Trading Companies & Distributors - 0 .5%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(b) 765,000 727,392
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028(b) 650,000 638,337
7.88%, 12/1/2030(a)(b) 260,000 271,817
7.00%, 5/1/2031(a)(b) 500,000 508,391
5.88%, 4/15/2033(a)(b) 500,000 478,430
Foundation Building Materials, Inc.
6.00%, 3/1/2029(b) 1,450,000 1,222,188
Imola Merger Corp.
4.75%, 5/15/2029(a)(b) 2,580,000 2,463,576
6,310,131
Wireless Telecommunication Services - 1 .0%
Millicom International Cellular SA
5.13%, 1/15/2028(b) 675,000 658,429
6.25%, 3/25/2029(b) 450,000 444,794
4.50%, 4/27/2031(a)(b) 850,000 757,044
7.38%, 4/2/2032(b) 175,000 177,096
Rogers Communications, Inc.
7.13%, 4/15/2055(a)(e) 3,900,000 3,885,860

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
291 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 1.0% (continued)
Rogers Communications, Inc. (continued)
5.25%, 3/15/2082(b)(e) $ 2,480,000 $ 2,414,812
Sunrise HoldCo IV BV
5.50%, 1/15/2028(a)(b) 834,000 817,281
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(b) 265,000 231,199
4.75%, 7/15/2031(b) 620,000 544,904
7.75%, 4/15/2032(b) 350,000 353,137
Vodafone Group plc
7.00%, 4/4/2079(a)(e) 870,000 893,880
Zegona Finance plc
8.63%, 7/15/2029(a)(b) 1,260,000 1,339,909
12,518,345
Total Corporate Bonds
(Cost $1,265,787,281) 1,230,823,712
SECURITIES LENDING REINVESTMENTS - 17 .5% (i)
CERTIFICATES OF DEPOSIT - 2 .2%
Barclays Bank plc, New York
(SOFR + 0.35%), 4.71%,
10/15/2025(g) $ 3,000,000 2,999,991
BNP Paribas, New York
(SOFR + 0.24%), 4.60%,
12/1/2025(g) 3,000,000 2,998,764
Canadian Imperial Bank of
Commerce, New York
(SOFR + 0.24%), 4.60%,
12/17/2025(g) 2,000,000 1,998,732
Credit Agricole CIB, New York
(SOFR + 0.31%), 4.67%,
10/31/2025(g) 5,000,000 5,000,945
Credit Industriel et Commercial, New
York
(SOFR + 0.28%), 4.64%,
10/28/2025(g) 1,000,000 999,751
Mizuho Bank Ltd., New York
(SOFR + 0.20%), 4.66%,
8/19/2025(g) 2,000,000 1,999,508
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.32%), 4.68%,
10/17/2025(g) 4,000,000 3,999,952
Societe Generale, New York
(SOFR + 0.34%), 4.56%,
6/17/2025(g) 1,000,000 1,000,171
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.23%), 4.56%,
10/1/2025(g) 2,000,000 1,999,926
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Trust Bank Ltd.,
London
4.50%, 7/17/2025 $ 5,000,000 $ 4,952,550
Total Certificates of Deposit
(Cost $27,951,968) 27,950,290
COMMERCIAL PAPER - 0 .3%
Skandanaviska Enskilda Banken
(SOFR + 0.27%), 4.63%,
10/28/2025(b)(g) (Cost
$4,000,000) $ 4,000,000 3,999,772
REPURCHASE AGREEMENTS - 15 .0%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$103,650,327, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $105,373,059 103,637,804 103,637,804
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$88,010,829, collateralized by
various Common Stocks; total
market value $97,078,068 88,000,000 88,000,000
Total Repurchase Agreements
(Cost $191,637,804) 191,637,804
Total Securities Lending Reinvestments
(Cost $223,589,772) 223,587,866
SHORT-TERM INVESTMENTS - 0 .8% (j)
U.S. GOVERNMENT AGENCY SECURITIES - 0 .8%
FHLB
Zero Coupon, 5/1/2025
(Cost $10,600,000) 10,600,000 10,598,754
Total Investments - 114.7%
(Cost $1,499,977,053) 1,465,010,332
Liabilities in excess of other assets - (14.7%) (187,562,023)
NET ASSETS - 100.0% $1,277,448,309
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan at
April 30, 2025 was $253,779,551, collateralized in the
form of cash with a value of $223,582,118 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $51,575,661 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from June 30, 2025 – February 15, 2055; a total value of
$275,157,779.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 292
(b) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2025, the value of these securities amounted to
approximately $1,086,144,416 or 85.02% of net assets.
(c) Payment in-kind security.
(d) Represents less than 0.05% of net assets.
(e) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(f) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2025.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2025.
(h) Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $223,587,866.
(j) The rate shown was the current yield as of April 30,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FHLB — Federal Home Loan Bank
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,648,982
Aggregate gross unrealized depreciation (49,220,406)
Net unrealized depreciation $ (39,571,424)
Federal income tax cost $ 1,504,581,756
(1)
Includes any other net assets/(liabilities).

293 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
April 30, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 97 .9%
Air Freight & Logistics - 0 .1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028 $ 10,000 $ 9,913
GXO Logistics, Inc.
6.50%, 5/6/2034 25,000 24,983
34,896
Automobile Components - 0 .2%
Aptiv Swiss Holdings Ltd.
5.40%, 3/15/2049 45,000 37,462
3.10%, 12/1/2051 30,000 17,008
BorgWarner, Inc.
5.40%, 8/15/2034 30,000 29,678
Lear Corp.
5.25%, 5/15/2049 20,000 16,640
100,788
Automobiles - 0 .5%
Ford Motor Co.
4.35%, 12/8/2026 230,000 225,529
Banks - 13 .1%
Bank of America Corp.
1.73%, 7/22/2027(a) 100,000 96,680
3.42%, 12/20/2028(a) 133,000 129,358
2.09%, 6/14/2029(a) 127,000 118,271
4.27%, 7/23/2029(a) 200,000 198,704
1.92%, 10/24/2031(a) 275,000 237,201
4.57%, 4/27/2033(a) 67,000 64,912
5.29%, 4/25/2034(a) 285,000 285,775
2.68%, 6/19/2041(a) 44,000 31,181
4.33%, 3/15/2050(a) 55,000 44,557
Bank of Montreal
3.09%, 1/10/2037(a) 120,000 101,366
Barclays plc
5.83%, 5/9/2027(a) 193,000 195,010
6.49%, 9/13/2029(a) 220,000 231,597
3.81%, 3/10/2042(a) 200,000 153,117
Citigroup, Inc.
3.20%, 10/21/2026 187,000 183,837
4.45%, 9/29/2027 417,000 415,748
3.98%, 3/20/2030(a) 187,000 181,997
2.67%, 1/29/2031(a) 107,000 97,186
4.41%, 3/31/2031(a) 100,000 98,179
2.57%, 6/3/2031(a) 73,000 65,361
3.06%, 1/25/2033(a) 102,000 89,607
5.83%, 2/13/2035(a) 150,000 149,117
8.13%, 7/15/2039 55,000 68,031
6.68%, 9/13/2043 92,000 97,174
4.65%, 7/23/2048 15,000 12,606
HSBC Holdings plc
5.60%, 5/17/2028(a) 270,000 274,653
7.39%, 11/3/2028(a) 210,000 223,238
5.55%, 3/4/2030(a) 260,000 266,520
6.50%, 9/15/2037 50,000 52,940
ING Groep NV
4.02%, 3/28/2028(a) 200,000 198,265
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 13.1% (continued)
JPMorgan Chase & Co.
3.78%, 2/1/2028(a) $ 100,000 $ 98,868
6.09%, 10/23/2029(a) 130,000 136,643
4.45%, 12/5/2029(a) 100,000 99,875
5.58%, 4/22/2030(a) 455,000 471,496
4.57%, 6/14/2030(a) 100,000 99,924
5.00%, 7/22/2030(a) 105,000 106,518
2.58%, 4/22/2032(a) 14,000 12,407
5.34%, 1/23/2035(a) 160,000 161,343
Royal Bank of Canada
5.00%, 2/1/2033 70,000 70,325
5.00%, 5/2/2033 30,000 30,090
5.15%, 2/1/2034 215,000 218,055
5,867,732
Beverages - 2 .0%
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/2036 10,000 9,667
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 6/15/2034 70,000 70,587
5.45%, 1/23/2039 62,000 62,825
4.35%, 6/1/2040 60,000 53,306
5.55%, 1/23/2049 60,000 59,372
5.80%, 1/23/2059 42,000 42,507
Diageo Capital plc
5.30%, 10/24/2027 280,000 286,785
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034 20,000 19,834
PepsiCo, Inc.
4.45%, 5/15/2028 67,000 68,025
2.63%, 7/29/2029 30,000 28,274
1.95%, 10/21/2031 30,000 25,860
3.50%, 3/19/2040 133,000 108,457
2.63%, 10/21/2041 30,000 21,092
4.65%, 2/15/2053 40,000 34,852
5.25%, 7/17/2054 10,000 9,657
3.88%, 3/19/2060 5,000 3,725
904,825
Biotechnology - 1 .1%
Amgen, Inc.
4.05%, 8/18/2029 26,000 25,587
3.15%, 2/21/2040 20,000 15,139
2.80%, 8/15/2041 26,000 18,361
5.60%, 3/2/2043 120,000 116,751
4.40%, 5/1/2045 20,000 16,721
4.66%, 6/15/2051 200,000 167,646
4.88%, 3/1/2053 26,000 22,211
2.77%, 9/1/2053 14,000 8,064
5.75%, 3/2/2063 5,000 4,755
Biogen, Inc.
2.25%, 5/1/2030 10,000 8,893
3.15%, 5/1/2050 43,000 26,192
3.25%, 2/15/2051 20,000 12,479

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 294
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Biotechnology - 1.1% (continued)
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 $ 54,000 $ 46,167
2.80%, 9/15/2050 20,000 11,455
500,421
Broadline Retail - 0 .5%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041 200,000 135,990
eBay, Inc.
2.70%, 3/11/2030 50,000 45,727
2.60%, 5/10/2031 30,000 26,555
3.65%, 5/10/2051 20,000 14,025
222,297
Building Products - 1 .1%
Carrier Global Corp.
2.72%, 2/15/2030 20,000 18,466
6.20%, 3/15/2054 50,000 52,455
CRH SMW Finance DAC
5.13%, 1/9/2030 200,000 203,851
Fortune Brands Innovations, Inc.
5.88%, 6/1/2033 25,000 25,707
4.50%, 3/25/2052 10,000 7,768
Johnson Controls International plc
5.50%, 4/19/2029 20,000 20,703
4.63%, 7/2/2044(b) 33,000 27,894
Owens Corning
4.30%, 7/15/2047 26,000 20,565
5.95%, 6/15/2054 15,000 14,808
Trane Technologies Financing Ltd.
3.80%, 3/21/2029 110,000 107,759
5.25%, 3/3/2033 10,000 10,211
Trane Technologies Global Holding Co. Ltd.
4.30%, 2/21/2048 7,000 5,615
515,802
Capital Markets - 10 .0%
Ameriprise Financial, Inc.
5.70%, 12/15/2028 50,000 52,361
Ares Capital Corp.
7.00%, 1/15/2027 70,000 71,926
5.95%, 7/15/2029 30,000 30,369
Ares Strategic Income Fund
6.35%, 8/15/2029(c) 10,000 10,191
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026 7,000 6,688
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028 67,000 65,828
3.99%, 6/13/2028(a) 77,000 76,598
4.60%, 7/26/2030(a) 33,000 33,171
4.29%, 6/13/2033(a) 20,000 19,233
5.19%, 3/14/2035(a) 105,000 106,133
Barings BDC, Inc.
3.30%, 11/23/2026 7,000 6,741
7.00%, 2/15/2029 10,000 10,259
Brookfield Finance, Inc.
2.72%, 4/15/2031 200,000 177,562
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 10.0% (continued)
FactSet Research Systems, Inc.
3.45%, 3/1/2032 $ 10,000 $ 8,934
Goldman Sachs Group, Inc. (The)
4.48%, 8/23/2028(a) 901,000 901,492
5.73%, 4/25/2030(a) 200,000 207,309
2.38%, 7/21/2032(a) 17,000 14,643
3.10%, 2/24/2033(a) 70,000 61,732
6.75%, 10/1/2037 112,000 120,340
4.41%, 4/23/2039(a) 100,000 87,897
3.44%, 2/24/2043(a) 135,000 100,387
Golub Capital Private Credit Fund
5.80%, 9/12/2029(c) 10,000 9,840
Hercules Capital, Inc.
3.38%, 1/20/2027 14,000 13,437
Legg Mason, Inc.
5.63%, 1/15/2044 10,000 9,634
Moody's Corp.
2.00%, 8/19/2031 20,000 17,145
2.75%, 8/19/2041 43,000 29,622
3.75%, 2/25/2052 15,000 11,023
Morgan Stanley
3.13%, 7/27/2026 325,000 320,434
5.12%, 2/1/2029(a) 133,000 135,107
2.70%, 1/22/2031(a) 133,000 121,484
2.24%, 7/21/2032(a) 30,000 25,580
5.25%, 4/21/2034(a) 185,000 185,000
5.42%, 7/21/2034(a) 89,000 89,936
5.83%, 4/19/2035(a) 50,000 51,627
5.30%, 4/20/2037(a) 33,000 32,232
5.94%, 2/7/2039(a) 30,000 30,203
5.60%, 3/24/2051(a) 228,000 220,857
Nasdaq, Inc.
3.85%, 6/30/2026 50,000 49,751
5.35%, 6/28/2028 62,000 63,727
5.55%, 2/15/2034 35,000 35,926
3.95%, 3/7/2052 4,000 2,959
6.10%, 6/28/2063 20,000 20,102
Oaktree Specialty Lending Corp.
7.10%, 2/15/2029 10,000 10,180
S&P Global, Inc.
2.45%, 3/1/2027 80,000 77,724
1.25%, 8/15/2030 50,000 42,683
2.90%, 3/1/2032 50,000 44,789
4.50%, 5/15/2048 24,000 20,307
3.70%, 3/1/2052 30,000 22,397
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 20,000 20,250
State Street Corp.
5.82%, 11/4/2028(a) 50,000 51,867
2.40%, 1/24/2030 88,000 80,989
6.12%, 11/21/2034(a) 50,000 52,313
UBS AG
1.25%, 6/1/2026 200,000 193,863
5.65%, 9/11/2028 200,000 207,908
4,470,690

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
295 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 1 .5%
Albemarle Corp.
5.05%, 6/1/2032 $ 20,000 $ 18,415
5.45%, 12/1/2044 10,000 8,093
Dow Chemical Co. (The)
5.15%, 2/15/2034 50,000 49,083
5.55%, 11/30/2048 35,000 31,304
6.90%, 5/15/2053 54,000 56,320
Ecolab, Inc.
4.80%, 3/24/2030 33,000 33,771
1.30%, 1/30/2031 63,000 52,897
3.95%, 12/1/2047 20,000 15,813
FMC Corp.
5.15%, 5/18/2026 100,000 100,124
3.45%, 10/1/2029 40,000 36,791
5.65%, 5/18/2033 5,000 4,817
6.38%, 5/18/2053 5,000 4,577
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048 17,000 14,143
Linde, Inc.
1.10%, 8/10/2030 50,000 42,860
LYB International Finance III LLC
5.50%, 3/1/2034 70,000 68,058
Nutrien Ltd.
5.40%, 6/21/2034 20,000 20,044
5.88%, 12/1/2036 20,000 20,496
6.13%, 1/15/2041 25,000 25,383
5.25%, 1/15/2045 57,000 51,856
PPG Industries, Inc.
3.75%, 3/15/2028 30,000 29,543
684,388
Commercial Services & Supplies - 0 .3%
RELX Capital, Inc.
3.00%, 5/22/2030 33,000 30,848
5.25%, 3/27/2035 20,000 20,193
Republic Services, Inc.
3.05%, 3/1/2050 100,000 66,518
Waste Management, Inc.
3.90%, 3/1/2035 10,000 9,012
126,571
Construction & Engineering - 0 .1%
MasTec, Inc.
5.90%, 6/15/2029 20,000 20,440
Quanta Services, Inc.
3.05%, 10/1/2041 35,000 24,248
44,688
Consumer Finance - 4 .5%
Ally Financial, Inc.
6.99%, 6/13/2029(a) 80,000 83,101
6.85%, 1/3/2030(a) 40,000 41,516
American Express Co.
3.13%, 5/20/2026 50,000 49,393
3.30%, 5/3/2027 50,000 49,152
5.28%, 7/27/2029(a) 100,000 102,667
4.42%, 8/3/2033(a) 65,000 62,842
5.63%, 7/28/2034(a) 60,000 60,429
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 4.5% (continued)
American Express Co. (continued)
4.05%, 12/3/2042 $ 14,000 $ 11,660
Capital One Financial Corp.
6.38%, 6/8/2034(a) 40,000 41,726
Ford Motor Credit Co. LLC
6.95%, 6/10/2026 200,000 202,098
7.20%, 6/10/2030 400,000 411,820
General Motors Financial Co., Inc.
6.00%, 1/9/2028 33,000 33,836
5.85%, 4/6/2030 63,000 64,066
6.40%, 1/9/2033 145,000 149,871
6.10%, 1/7/2034 35,000 35,171
John Deere Capital Corp.
5.15%, 9/8/2026 140,000 142,027
4.90%, 6/11/2027 50,000 50,910
4.85%, 6/11/2029 40,000 41,005
4.70%, 6/10/2030 50,000 50,885
4.40%, 9/8/2031 130,000 129,765
4.35%, 9/15/2032 87,000 85,227
Series I, 5.15%, 9/8/2033 40,000 40,868
5.10%, 4/11/2034 20,000 20,269
Synchrony Financial
2.88%, 10/28/2031 44,000 37,281
1,997,585
Consumer Staples Distribution & Retail - 0 .5%
Kroger Co. (The)
5.00%, 4/15/2042 20,000 18,428
5.40%, 1/15/2049 28,000 25,840
3.95%, 1/15/2050 20,000 14,906
5.65%, 9/15/2064 70,000 65,015
Target Corp.
2.65%, 9/15/2030 60,000 55,005
3.90%, 11/15/2047 10,000 7,704
4.80%, 1/15/2053 47,000 41,168
228,066
Containers & Packaging - 0 .7%
AptarGroup, Inc.
3.60%, 3/15/2032 13,000 11,831
Avery Dennison Corp.
4.88%, 12/6/2028 10,000 10,075
2.65%, 4/30/2030 10,000 9,010
5.75%, 3/15/2033 14,000 14,254
Berry Global, Inc.
1.65%, 1/15/2027 30,000 28,463
5.50%, 4/15/2028 40,000 40,901
Smurfit Kappa Treasury ULC
5.20%, 1/15/2030(c) 200,000 202,834
317,368
Diversified REITs - 0 .5%
Digital Realty Trust LP
REIT, 5.55%, 1/15/2028 30,000 30,823
REIT, 4.45%, 7/15/2028 33,000 32,937
REIT, 3.60%, 7/1/2029 10,000 9,634
Equinix Europe 2 Financing Corp. LLC
REIT, 5.50%, 6/15/2034 20,000 20,372

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 296
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 0.5% (continued)
Simon Property Group LP
REIT, 2.65%, 7/15/2030 $ 80,000 $ 73,046
REIT, 6.75%, 2/1/2040 17,000 18,918
REIT, 5.85%, 3/8/2053 17,000 16,658
202,388
Diversified Telecommunication Services - 2 .6%
Telefonica Emisiones SA
4.90%, 3/6/2048 150,000 125,166
TELUS Corp.
4.30%, 6/15/2049 30,000 22,745
Verizon Communications, Inc.
2.55%, 3/21/2031 437,000 389,101
2.36%, 3/15/2032 237,000 202,295
5.05%, 5/9/2033 55,000 55,455
3.40%, 3/22/2041 230,000 175,436
4.86%, 8/21/2046 50,000 44,026
5.01%, 4/15/2049 30,000 27,236
3.88%, 3/1/2052 154,000 113,188
2.99%, 10/30/2056 39,000 23,172
1,177,820
Electric Utilities - 4 .7%
Avangrid, Inc.
3.80%, 6/1/2029 14,000 13,564
Connecticut Light and Power Co. (The)
4.65%, 1/1/2029 25,000 25,267
Series A, 2.05%, 7/1/2031 117,000 101,325
4.00%, 4/1/2048 57,000 44,349
5.25%, 1/15/2053 10,000 9,323
Enel Americas SA
4.00%, 10/25/2026 7,000 6,937
Enel Chile SA
4.88%, 6/12/2028 20,000 19,876
Eversource Energy
4.75%, 5/15/2026 110,000 110,108
4.60%, 7/1/2027 167,000 167,483
Series R, 1.65%, 8/15/2030 17,000 14,524
Exelon Corp.
5.30%, 3/15/2033 10,000 10,116
5.45%, 3/15/2034 20,000 20,287
4.95%, 6/15/2035 70,000 66,928
4.45%, 4/15/2046 53,000 42,820
NextEra Energy Capital Holdings, Inc.
6.75%, 6/15/2054(a) 120,000 121,222
6.70%, 9/1/2054(a) 70,000 70,568
Oklahoma Gas and Electric Co.
5.60%, 4/1/2053 50,000 48,099
Pacific Gas and Electric Co.
6.10%, 1/15/2029 130,000 134,347
5.70%, 3/1/2035 110,000 108,479
4.50%, 7/1/2040 60,000 49,746
4.20%, 6/1/2041 168,000 129,758
3.95%, 12/1/2047 100,000 70,077
6.70%, 4/1/2053 10,000 10,111
Public Service Co. of New Hampshire
3.60%, 7/1/2049 10,000 7,171
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 4.7% (continued)
Public Service Electric and Gas Co.
4.65%, 3/15/2033 $ 15,000 $ 14,851
5.20%, 3/1/2034 20,000 20,424
3.60%, 12/1/2047 77,000 56,736
4.05%, 5/1/2048 60,000 47,463
5.45%, 3/1/2054 20,000 19,281
Southern California Edison Co.
4.40%, 9/6/2026 100,000 99,821
5.65%, 10/1/2028 40,000 41,102
5.95%, 11/1/2032 67,000 68,259
5.20%, 6/1/2034 100,000 96,069
5.45%, 3/1/2035 140,000 135,910
Series C, 4.13%, 3/1/2048 33,000 24,003
Series E, 5.45%, 6/1/2052 75,000 64,200
2,090,604
Electrical Equipment - 0 .2%
ABB Finance USA, Inc.
3.80%, 4/3/2028 50,000 49,606
Hubbell, Inc.
3.50%, 2/15/2028 20,000 19,481
69,087
Electronic Equipment, Instruments & Components - 0 .2%
Flex Ltd.
6.00%, 1/15/2028 70,000 71,575
Energy Equipment & Services - 0 .2%
Baker Hughes Holdings LLC
4.08%, 12/15/2047 55,000 41,515
Halliburton Co.
6.70%, 9/15/2038 10,000 10,771
5.00%, 11/15/2045 60,000 51,262
103,548
Entertainment - 0 .6%
Walt Disney Co. (The)
6.40%, 12/15/2035 97,000 107,771
3.50%, 5/13/2040 5,000 4,051
7.75%, 12/1/2045 54,000 67,456
4.75%, 11/15/2046 60,000 52,986
3.60%, 1/13/2051 10,000 7,263
3.80%, 5/13/2060 50,000 35,840
275,367
Financial Services - 2 .1%
Corebridge Financial, Inc.
4.35%, 4/5/2042 10,000 8,160
6.88%, 12/15/2052(a) 7,000 7,077
6.38%, 9/15/2054(a) 50,000 48,171
Equitable Holdings, Inc.
5.59%, 1/11/2033 44,000 44,932
5.00%, 4/20/2048 4,000 3,476
Mastercard, Inc.
3.30%, 3/26/2027 100,000 98,906
2.95%, 6/1/2029 96,000 91,870
2.00%, 11/18/2031 33,000 28,521
4.85%, 3/9/2033 60,000 60,615
3.95%, 2/26/2048 15,000 12,043
2.95%, 3/15/2051 30,000 19,609

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
297 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.1% (continued)
PayPal Holdings, Inc.
4.40%, 6/1/2032 $ 98,000 $ 95,665
5.05%, 6/1/2052 30,000 26,749
Shell International Finance BV
3.88%, 11/13/2028 70,000 69,593
6.38%, 12/15/2038 60,000 65,863
3.00%, 11/26/2051 70,000 44,183
Visa, Inc.
2.05%, 4/15/2030 100,000 90,638
2.70%, 4/15/2040 90,000 67,852
Voya Financial, Inc.
5.00%, 9/20/2034 10,000 9,564
4.70%, 1/23/2048(a) 30,000 27,348
Woodside Finance Ltd.
5.10%, 9/12/2034 20,000 19,056
5.70%, 9/12/2054 25,000 22,253
962,144
Food Products - 0 .9%
Campbell's Co. (The)
4.15%, 3/15/2028 50,000 49,690
2.38%, 4/24/2030 17,000 15,279
4.80%, 3/15/2048 20,000 17,179
General Mills, Inc.
4.55%, 4/17/2038 20,000 18,382
4.70%, 4/17/2048 40,000 33,912
Hershey Co. (The)
4.25%, 5/4/2028 20,000 20,209
1.70%, 6/1/2030 32,000 28,195
3.13%, 11/15/2049 10,000 6,732
2.65%, 6/1/2050 10,000 6,070
Hormel Foods Corp.
3.05%, 6/3/2051 40,000 25,831
Ingredion, Inc.
2.90%, 6/1/2030 33,000 30,503
3.90%, 6/1/2050 10,000 7,430
JBS USA Holding Lux Sarl
6.50%, 12/1/2052 70,000 72,066
Mondelez International, Inc.
3.00%, 3/17/2032 50,000 44,558
2.63%, 9/4/2050 50,000 29,462
405,498
Gas Utilities - 0 .4%
Southern California Gas Co.
2.95%, 4/15/2027 187,000 182,349
Washington Gas Light Co.
3.65%, 9/15/2049 20,000 14,364
196,713
Ground Transportation - 1 .8%
Canadian National Railway Co.
3.65%, 2/3/2048 14,000 10,495
4.45%, 1/20/2049 92,000 78,386
4.40%, 8/5/2052 7,000 5,851
CSX Corp.
2.40%, 2/15/2030 63,000 57,602
5.20%, 11/15/2033 60,000 61,401
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 1.8% (continued)
CSX Corp. (continued)
6.22%, 4/30/2040 $ 70,000 $ 74,501
3.80%, 4/15/2050 33,000 24,809
4.65%, 3/1/2068 3,000 2,441
JB Hunt Transport Services, Inc.
4.90%, 3/15/2030 30,000 30,300
Norfolk Southern Corp.
5.95%, 3/15/2064 105,000 106,353
Ryder System, Inc.
6.60%, 12/1/2033 50,000 54,029
Union Pacific Corp.
4.50%, 1/20/2033 80,000 78,841
2.89%, 4/6/2036 40,000 32,812
4.50%, 9/10/2048 55,000 46,734
4.30%, 3/1/2049 20,000 16,432
5.60%, 12/1/2054 130,000 127,736
808,723
Health Care Equipment & Supplies - 1 .9%
Abbott Laboratories
1.40%, 6/30/2030 98,000 85,998
4.90%, 11/30/2046 98,000 91,942
Baxter International, Inc.
1.73%, 4/1/2031 50,000 41,850
3.13%, 12/1/2051 78,000 47,967
Becton Dickinson & Co.
2.82%, 5/20/2030 50,000 45,753
1.96%, 2/11/2031 50,000 42,835
3.79%, 5/20/2050 50,000 36,885
Boston Scientific Corp.
2.65%, 6/1/2030 100,000 91,920
GE HealthCare Technologies, Inc.
5.86%, 3/15/2030 120,000 125,798
Medtronic Global Holdings SCA
4.25%, 3/30/2028 60,000 60,305
4.50%, 3/30/2033 5,000 4,901
Medtronic, Inc.
4.38%, 3/15/2035 80,000 76,730
Stryker Corp.
4.63%, 9/11/2034 90,000 87,615
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030 30,000 28,419
868,918
Health Care Providers & Services - 5 .0%
Aetna, Inc.
3.88%, 8/15/2047 40,000 28,759
Cardinal Health, Inc.
4.90%, 9/15/2045 33,000 28,499
Cencora, Inc.
2.70%, 3/15/2031 50,000 44,738
5.13%, 2/15/2034 30,000 30,062
Centene Corp.
2.45%, 7/15/2028 120,000 110,322
2.63%, 8/1/2031 80,000 67,572
Cigna Group (The)
4.38%, 10/15/2028 60,000 59,897

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 298
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 5.0% (continued)
Cigna Group (The) (continued)
5.25%, 2/15/2034 $ 20,000 $ 20,161
4.80%, 8/15/2038 90,000 83,593
6.13%, 11/15/2041 33,000 34,014
3.88%, 10/15/2047 20,000 14,726
3.40%, 3/15/2051 79,000 52,083
CVS Health Corp.
3.63%, 4/1/2027 33,000 32,478
4.30%, 3/25/2028 100,000 99,242
5.25%, 2/21/2033 80,000 79,320
4.78%, 3/25/2038 130,000 117,243
5.05%, 3/25/2048 174,000 147,880
6.05%, 6/1/2054 30,000 28,897
Elevance Health, Inc.
2.25%, 5/15/2030 50,000 44,857
4.10%, 5/15/2032 164,000 155,247
4.75%, 2/15/2033 20,000 19,657
5.20%, 2/15/2035 50,000 50,042
4.55%, 3/1/2048 32,000 26,497
3.70%, 9/15/2049 30,000 21,246
6.10%, 10/15/2052 14,000 14,181
5.13%, 2/15/2053 20,000 17,630
5.65%, 6/15/2054 40,000 38,159
5.85%, 11/1/2064 30,000 28,827
HCA, Inc.
5.45%, 4/1/2031 20,000 20,383
3.63%, 3/15/2032 30,000 27,211
7.50%, 11/6/2033 77,000 86,818
5.60%, 4/1/2034 80,000 80,411
5.13%, 6/15/2039 20,000 18,445
4.38%, 3/15/2042 55,000 44,773
5.25%, 6/15/2049 20,000 17,351
4.63%, 3/15/2052 87,000 68,185
6.00%, 4/1/2054 15,000 14,262
Laboratory Corp. of America Holdings
1.55%, 6/1/2026 50,000 48,482
4.35%, 4/1/2030 10,000 9,831
2.70%, 6/1/2031 50,000 44,475
4.80%, 10/1/2034 25,000 24,067
Quest Diagnostics, Inc.
4.20%, 6/30/2029 43,000 42,621
2.95%, 6/30/2030 50,000 46,280
2.80%, 6/30/2031 10,000 8,985
6.40%, 11/30/2033 10,000 10,852
UnitedHealth Group, Inc.
5.00%, 4/15/2034 50,000 49,665
6.05%, 2/15/2063 20,000 20,232
5.75%, 7/15/2064 70,000 67,531
2,246,689
Health Care REITs - 0 .8%
Alexandria Real Estate Equities, Inc.
REIT, 5.25%, 5/15/2036 160,000 153,914
Healthcare Realty Holdings LP
REIT, 3.63%, 1/15/2028 30,000 29,070
REIT, 2.40%, 3/15/2030 20,000 17,596
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 0.8% (continued)
Healthcare Realty Holdings LP (continued)
REIT, 2.05%, 3/15/2031 $ 7,000 $ 5,827
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 20,000 19,023
Ventas Realty LP
REIT, 4.00%, 3/1/2028 33,000 32,544
REIT, 3.00%, 1/15/2030 48,000 44,555
REIT, 4.75%, 11/15/2030 30,000 29,979
REIT, 5.00%, 1/15/2035 20,000 19,312
351,820
Hotel & Resort REITs - 0 .1%
Host Hotels & Resorts LP
Series I, REIT, 3.50%,
9/15/2030 10,000 9,098
Series J, REIT, 2.90%,
12/15/2031 10,000 8,545
REIT, 5.50%, 4/15/2035 20,000 19,311
36,954
Hotels, Restaurants & Leisure - 0 .7%
Las Vegas Sands Corp.
3.90%, 8/8/2029 70,000 64,995
6.20%, 8/15/2034 10,000 9,799
Marriott International, Inc.
5.45%, 9/15/2026 50,000 50,532
5.00%, 10/15/2027 20,000 20,282
4.90%, 4/15/2029 30,000 30,265
Series HH, 2.85%, 4/15/2031 63,000 56,325
5.30%, 5/15/2034 20,000 19,710
Starbucks Corp.
4.45%, 8/15/2049 80,000 63,712
315,620
Household Durables - 0 .5%
Leggett & Platt, Inc.
4.40%, 3/15/2029 15,000 14,344
3.50%, 11/15/2051 10,000 5,889
Mohawk Industries, Inc.
5.85%, 9/18/2028 12,000 12,433
3.63%, 5/15/2030 7,000 6,605
NVR, Inc.
3.00%, 5/15/2030 14,000 12,887
PulteGroup, Inc.
5.00%, 1/15/2027 76,000 76,511
Toll Brothers Finance Corp.
3.80%, 11/1/2029 20,000 19,157
Whirlpool Corp.
4.75%, 2/26/2029 50,000 47,392
4.60%, 5/15/2050 20,000 13,210
208,428
Household Products - 0 .3%
Clorox Co. (The)
1.80%, 5/15/2030 10,000 8,756
4.60%, 5/1/2032 20,000 19,773
Procter & Gamble Co. (The)
4.55%, 1/29/2034 105,000 104,760
133,289

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
299 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Independent Power and Renewable Electricity Producers - 0 .3%
Constellation Energy Generation LLC
5.60%, 3/1/2028 $ 80,000 $ 82,650
5.80%, 3/1/2033 20,000 20,722
6.13%, 1/15/2034 40,000 42,027
145,399
Industrial REITs - 0 .5%
Americold Realty Operating Partnership LP
REIT, 5.41%, 9/12/2034 10,000 9,708
Prologis LP
REIT, 4.88%, 6/15/2028 60,000 61,122
REIT, 4.63%, 1/15/2033 47,000 46,202
REIT, 5.13%, 1/15/2034 44,000 44,008
REIT, 5.00%, 1/31/2035 30,000 29,657
REIT, 4.38%, 9/15/2048 7,000 5,726
REIT, 3.00%, 4/15/2050 23,000 14,736
211,159
Insurance - 3 .1%
Aflac, Inc.
3.60%, 4/1/2030 53,000 51,022
4.75%, 1/15/2049 10,000 8,493
Allstate Corp. (The)
1.45%, 12/15/2030 10,000 8,442
5.25%, 3/30/2033 40,000 40,483
American International Group, Inc.
5.13%, 3/27/2033 15,000 14,985
4.38%, 6/30/2050 40,000 32,538
Arch Capital Finance LLC
5.03%, 12/15/2046 10,000 8,921
Arch Capital Group Ltd.
3.64%, 6/30/2050 20,000 14,263
Athene Holding Ltd.
6.25%, 4/1/2054 20,000 19,378
AXIS Specialty Finance LLC
4.90%, 1/15/2040(a) 27,000 25,679
Brighthouse Financial, Inc.
4.70%, 6/22/2047 20,000 14,866
3.85%, 12/22/2051 5,000 3,151
Brown & Brown, Inc.
5.65%, 6/11/2034 40,000 40,451
CNO Financial Group, Inc.
6.45%, 6/15/2034 15,000 15,476
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 30,000 18,155
Fidelity National Financial, Inc.
4.50%, 8/15/2028 20,000 19,737
3.20%, 9/17/2051 14,000 8,251
First American Financial Corp.
2.40%, 8/15/2031 20,000 16,905
Globe Life, Inc.
5.85%, 9/15/2034 10,000 10,207
Hartford Insurance Group, Inc. (The)
4.40%, 3/15/2048 5,000 4,130
3.60%, 8/19/2049 43,000 30,860
2.90%, 9/15/2051 14,000 8,635
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.1% (continued)
Lincoln National Corp.
3.05%, 1/15/2030 $ 20,000 $ 18,568
4.35%, 3/1/2048 10,000 7,739
4.38%, 6/15/2050 10,000 7,656
Manulife Financial Corp.
4.06%, 2/24/2032(a) 50,000 49,201
3.70%, 3/16/2032 37,000 34,497
MetLife, Inc.
4.55%, 3/23/2030 90,000 90,937
5.38%, 7/15/2033 15,000 15,462
5.30%, 12/15/2034 10,000 10,159
10.75%, 8/1/2039 33,000 42,991
4.60%, 5/13/2046 30,000 26,052
5.00%, 7/15/2052 33,000 29,603
5.25%, 1/15/2054 24,000 22,382
Primerica, Inc.
2.80%, 11/19/2031 10,000 8,706
Principal Financial Group, Inc.
3.70%, 5/15/2029 33,000 31,966
2.13%, 6/15/2030 58,000 51,218
5.38%, 3/15/2033 10,000 10,184
5.50%, 3/15/2053 8,000 7,650
Progressive Corp. (The)
4.20%, 3/15/2048 70,000 57,171
Prudential Financial, Inc.
3.00%, 3/10/2040 23,000 17,198
4.50%, 9/15/2047(a) 50,000 48,531
3.91%, 12/7/2047 25,000 19,168
4.35%, 2/25/2050 33,000 27,017
5.13%, 3/1/2052(a) 30,000 28,195
6.00%, 9/1/2052(a) 47,000 46,725
Prudential Funding Asia plc
3.13%, 4/14/2030 15,000 14,109
3.63%, 3/24/2032 10,000 9,210
Reinsurance Group of America, Inc.
5.75%, 9/15/2034 20,000 20,265
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 22,000 22,453
Travelers Cos., Inc. (The)
4.00%, 5/30/2047 50,000 39,939
4.05%, 3/7/2048 8,000 6,394
4.10%, 3/4/2049 5,000 4,005
5.45%, 5/25/2053 37,000 36,260
Unum Group
4.00%, 6/15/2029 40,000 39,149
4.13%, 6/15/2051 24,000 17,721
W R Berkley Corp.
3.55%, 3/30/2052 5,000 3,445
3.15%, 9/30/2061 30,000 17,657
Willis North America, Inc.
5.35%, 5/15/2033 30,000 30,248
5.90%, 3/5/2054 20,000 19,373
1,404,232

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 300
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Interactive Media & Services - 0 .8%
Alphabet, Inc.
0.80%, 8/15/2027 $ 170,000 $ 159,229
1.10%, 8/15/2030 10,000 8,625
1.90%, 8/15/2040 7,000 4,685
2.05%, 8/15/2050 60,000 33,578
Meta Platforms, Inc.
5.60%, 5/15/2053 40,000 39,687
5.40%, 8/15/2054 40,000 38,488
5.75%, 5/15/2063 83,000 82,981
5.55%, 8/15/2064 10,000 9,620
376,893
IT Services - 0 .6%
Amdocs Ltd.
2.54%, 6/15/2030 10,000 8,889
Genpact Luxembourg Sarl
6.00%, 6/4/2029 10,000 10,355
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 100,000 94,328
International Business Machines Corp.
4.15%, 5/15/2039 100,000 86,754
2.85%, 5/15/2040 72,000 51,769
252,095
Leisure Products - 0 .2%
Brunswick Corp.
4.40%, 9/15/2032 25,000 22,437
5.10%, 4/1/2052 20,000 14,856
Hasbro, Inc.
3.90%, 11/19/2029 33,000 31,380
6.35%, 3/15/2040 10,000 10,008
78,681
Machinery - 0 .8%
AGCO Corp.
5.80%, 3/21/2034 10,000 9,933
CNH Industrial NV
3.85%, 11/15/2027 10,000 9,822
Cummins, Inc.
5.15%, 2/20/2034 30,000 30,436
Deere & Co.
7.13%, 3/3/2031 20,000 22,881
Ingersoll Rand, Inc.
5.40%, 8/14/2028 38,000 39,071
5.31%, 6/15/2031 80,000 81,915
Otis Worldwide Corp.
3.11%, 2/15/2040 40,000 30,052
Stanley Black & Decker, Inc.
6.00%, 3/6/2028 20,000 20,755
4.85%, 11/15/2048 10,000 7,970
2.75%, 11/15/2050 22,000 12,043
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/2028(b) 52,000 52,159
5.61%, 3/11/2034 10,000 10,272
Xylem, Inc.
1.95%, 1/30/2028 20,000 18,780
2.25%, 1/30/2031 17,000 14,861
360,950
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Marine Transportation - 0 .0% (d)
Kirby Corp.
4.20%, 3/1/2028 $ 20,000 $ 19,716
Media - 2 .3%
Comcast Corp.
2.65%, 2/1/2030 247,000 228,690
4.65%, 2/15/2033 67,000 65,816
4.60%, 10/15/2038 20,000 18,322
3.25%, 11/1/2039 70,000 54,172
4.00%, 3/1/2048 114,000 86,778
4.00%, 11/1/2049 40,000 30,086
2.89%, 11/1/2051 250,000 150,377
5.35%, 5/15/2053 10,000 9,174
2.99%, 11/1/2063 170,000 95,473
5.50%, 5/15/2064 3,000 2,759
Fox Corp.
4.71%, 1/25/2029 50,000 49,939
5.48%, 1/25/2039 20,000 19,204
5.58%, 1/25/2049 55,000 50,115
Interpublic Group of Cos., Inc. (The)
3.38%, 3/1/2041 30,000 21,656
Paramount Global
4.95%, 1/15/2031 25,000 24,186
4.38%, 3/15/2043 30,000 21,610
5.25%, 4/1/2044 30,000 22,903
4.95%, 5/19/2050 80,000 58,994
1,010,254
Metals & Mining - 0 .6%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/2033 30,000 30,338
Newmont Corp.
3.25%, 5/13/2030 60,000 56,780
2.60%, 7/15/2032 10,000 8,726
5.88%, 4/1/2035 57,000 60,247
5.75%, 11/15/2041 10,000 9,974
4.20%, 5/13/2050 25,000 19,930
Nucor Corp.
4.30%, 5/23/2027 20,000 20,057
2.70%, 6/1/2030 30,000 27,426
3.13%, 4/1/2032 33,000 29,606
4.40%, 5/1/2048 8,000 6,612
2.98%, 12/15/2055 14,000 8,304
278,000
Multi-Utilities - 1 .6%
Algonquin Power & Utilities Corp.
5.37%, 6/15/2026(b) 20,000 20,130
Ameren Corp.
5.38%, 3/15/2035 40,000 39,940
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/2030 80,000 76,515
2.40%, 6/15/2031 50,000 44,560
5.20%, 3/1/2033 10,000 10,156
5.50%, 3/15/2034 50,000 51,785
Series E, 4.65%, 12/1/2048 22,000 18,668
6.15%, 11/15/2052 7,000 7,257
5.90%, 11/15/2053 10,000 10,062

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
301 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.6% (continued)
Consolidated Edison Co. of New York, Inc.
(continued)
5.70%, 5/15/2054 $ 30,000 $ 29,459
4.50%, 5/15/2058 55,000 43,582
National Grid plc
5.60%, 6/12/2028 15,000 15,466
5.81%, 6/12/2033 25,000 25,880
NiSource, Inc.
6.95%, 11/30/2054(a) 35,000 35,464
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 63,000 65,225
1.60%, 8/15/2030 10,000 8,545
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/2030 20,000 17,154
2.95%, 8/15/2051 87,000 53,328
5.55%, 4/15/2054 10,000 9,481
Sempra
3.70%, 4/1/2029 50,000 48,357
5.50%, 8/1/2033 20,000 20,131
3.80%, 2/1/2038 66,000 53,355
4.00%, 2/1/2048 33,000 23,818
728,318
Office REITs - 0 .6%
Boston Properties LP
REIT, 3.25%, 1/30/2031 80,000 72,073
REIT, 2.45%, 10/1/2033 33,000 25,825
REIT, 5.75%, 1/15/2035 20,000 19,724
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029 10,000 8,950
REIT, 2.75%, 4/15/2031 20,000 17,327
Cousins Properties LP
REIT, 5.88%, 10/1/2034 10,000 10,006
Highwoods Realty LP
REIT, 3.05%, 2/15/2030 30,000 26,759
REIT, 7.65%, 2/1/2034 10,000 10,952
Kilroy Realty LP
REIT, 4.75%, 12/15/2028 30,000 29,234
REIT, 6.25%, 1/15/2036 17,000 16,454
Piedmont Operating Partnership LP
REIT, 3.15%, 8/15/2030 10,000 8,547
REIT, 2.75%, 4/1/2032 7,000 5,455
251,306
Oil, Gas & Consumable Fuels - 6 .4%
Boardwalk Pipelines LP
3.40%, 2/15/2031 40,000 36,352
BP Capital Markets America, Inc.
3.06%, 6/17/2041 20,000 14,404
3.00%, 3/17/2052 120,000 73,416
3.38%, 2/8/2061 100,000 62,613
BP Capital Markets plc
3.72%, 11/28/2028 80,000 78,407
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 157,000 142,377
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039 30,000 23,691
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.4% (continued)
Cheniere Energy, Inc.
4.63%, 10/15/2028 $ 29,000 $ 28,723
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045 10,000 9,646
DCP Midstream Operating LP
3.25%, 2/15/2032 20,000 17,183
Devon Energy Corp.
5.20%, 9/15/2034 100,000 93,761
Enbridge, Inc.
6.20%, 11/15/2030 10,000 10,598
2.50%, 8/1/2033 30,000 24,458
5.63%, 4/5/2034 80,000 80,931
6.70%, 11/15/2053 75,000 78,884
5.95%, 4/5/2054 5,000 4,803
5.50%, 7/15/2077(a) 50,000 47,832
Enterprise Products Operating LLC
5.55%, 2/16/2055 130,000 121,485
5.38%, 2/15/2078(a) 20,000 19,298
Hess Corp.
6.00%, 1/15/2040 57,000 59,639
Kinder Morgan, Inc.
2.00%, 2/15/2031 14,000 11,941
5.40%, 2/1/2034 110,000 108,861
5.30%, 12/1/2034 30,000 29,227
5.55%, 6/1/2045 33,000 30,212
5.20%, 3/1/2048 27,000 23,367
3.60%, 2/15/2051 10,000 6,640
5.45%, 8/1/2052 35,000 31,071
Marathon Petroleum Corp.
3.80%, 4/1/2028 30,000 29,468
4.50%, 4/1/2048 58,000 43,633
Occidental Petroleum Corp.
6.13%, 1/1/2031 40,000 40,383
6.45%, 9/15/2036 65,000 63,322
Zero Coupon, 10/10/2036 50,000 27,787
6.60%, 3/15/2046 30,000 28,288
6.05%, 10/1/2054 5,000 4,313
ONEOK, Inc.
6.10%, 11/15/2032 25,000 25,962
5.20%, 7/15/2048 20,000 16,855
4.85%, 2/1/2049 30,000 23,710
4.50%, 3/15/2050 60,000 44,755
5.70%, 11/1/2054 70,000 62,114
5.85%, 11/1/2064 70,000 62,421
Pioneer Natural Resources Co.
2.15%, 1/15/2031 30,000 26,325
Plains All American Pipeline LP
4.50%, 12/15/2026 100,000 100,000
3.80%, 9/15/2030 75,000 70,689
Sabine Pass Liquefaction LLC
5.90%, 9/15/2037 40,000 40,593
Shell Finance US, Inc.
4.55%, 8/12/2043 100,000 86,665
South Bow USA Infrastructure Holdings LLC
6.18%, 10/1/2054(c) 10,000 9,247

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 302
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 6.4% (continued)
Suncor Energy, Inc.
3.75%, 3/4/2051 $ 60,000 $ 40,223
Targa Resources Corp.
6.50%, 3/30/2034 100,000 105,065
TotalEnergies Capital International SA
2.83%, 1/10/2030 50,000 47,068
3.46%, 7/12/2049 50,000 34,791
3.13%, 5/29/2050 60,000 39,005
TotalEnergies Capital SA
4.72%, 9/10/2034 10,000 9,795
5.49%, 4/5/2054 70,000 66,128
Transcanada Trust
5.60%, 3/7/2082(a) 30,000 27,681
Valero Energy Corp.
4.00%, 4/1/2029 30,000 29,301
2.80%, 12/1/2031 60,000 52,765
4.00%, 6/1/2052 30,000 20,681
Williams Cos., Inc. (The)
3.75%, 6/15/2027 50,000 49,253
4.80%, 11/15/2029 50,000 50,322
5.65%, 3/15/2033 73,000 74,624
5.15%, 3/15/2034 5,000 4,903
5.60%, 3/15/2035 30,000 30,258
5.75%, 6/24/2044 33,000 31,603
5.10%, 9/15/2045 37,000 32,395
4.85%, 3/1/2048 39,000 32,620
5.30%, 8/15/2052 14,000 12,391
2,867,222
Paper & Forest Products - 0 .1%
Suzano Austria GmbH
3.75%, 1/15/2031 20,000 18,078
Series DM3N, 3.13%,
1/15/2032 50,000 42,631
60,709
Passenger Airlines - 0 .1%
Southwest Airlines Co.
2.63%, 2/10/2030 30,000 26,831
Personal Care Products - 0 .5%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027 100,000 97,817
4.38%, 5/15/2028 20,000 20,046
2.60%, 4/15/2030 30,000 27,337
1.95%, 3/15/2031 83,000 70,950
4.15%, 3/15/2047 10,000 7,708
5.15%, 5/15/2053 5,000 4,573
228,431
Pharmaceuticals - 5 .1%
AstraZeneca Finance LLC
4.88%, 3/3/2033 53,000 53,649
5.00%, 2/26/2034 60,000 60,586
AstraZeneca plc
4.00%, 9/18/2042 55,000 46,052
4.38%, 11/16/2045 30,000 25,822
Bristol-Myers Squibb Co.
6.40%, 11/15/2063 20,000 21,328
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 5.1% (continued)
Eli Lilly & Co.
5.10%, 2/9/2064 $ 120,000 $ 110,197
GlaxoSmithKline Capital plc
3.38%, 6/1/2029 33,000 31,926
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 72,000 79,259
Johnson & Johnson
6.95%, 9/1/2029 120,000 133,831
3.63%, 3/3/2037 210,000 186,542
2.10%, 9/1/2040 100,000 68,348
2.25%, 9/1/2050 20,000 11,560
2.45%, 9/1/2060 17,000 9,327
Merck & Co., Inc.
4.05%, 5/17/2028 100,000 100,380
4.50%, 5/17/2033 30,000 29,724
3.90%, 3/7/2039 20,000 17,354
2.35%, 6/24/2040 143,000 99,553
4.90%, 5/17/2044 55,000 51,031
2.75%, 12/10/2051 15,000 9,127
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 48,390
2.20%, 8/14/2030 85,000 76,925
4.20%, 9/18/2034 60,000 57,345
2.75%, 8/14/2050 75,000 47,471
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/2043 30,000 28,181
5.34%, 5/19/2063 152,000 137,936
Pfizer, Inc.
1.75%, 8/18/2031 33,000 28,268
4.10%, 9/15/2038 275,000 242,266
3.90%, 3/15/2039 40,000 34,220
7.20%, 3/15/2039 57,000 66,622
2.55%, 5/28/2040 63,000 44,088
2.70%, 5/28/2050 20,000 12,146
Sanofi SA
3.63%, 6/19/2028 15,000 14,846
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030 320,000 284,655
2,268,955
Professional Services - 0 .3%
Automatic Data Processing, Inc.
4.45%, 9/9/2034 10,000 9,738
Equifax, Inc.
4.80%, 9/15/2029 55,000 55,211
3.10%, 5/15/2030 37,000 34,171
Verisk Analytics, Inc.
3.63%, 5/15/2050 30,000 20,939
120,059
Real Estate Management & Development - 0 .1%
CBRE Services, Inc.
2.50%, 4/1/2031 20,000 17,492
5.95%, 8/15/2034 18,000 18,594
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 10,000 10,655
46,741

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
303 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Residential REITs - 1 .1%
AvalonBay Communities, Inc.
REIT, 2.95%, 5/11/2026 $ 100,000 $ 98,517
REIT, 1.90%, 12/1/2028 40,000 36,809
REIT, 5.00%, 2/15/2033 14,000 13,959
REIT, 4.35%, 4/15/2048 20,000 16,399
Camden Property Trust
REIT, 2.80%, 5/15/2030 50,000 46,005
ERP Operating LP
REIT, 4.15%, 12/1/2028 30,000 29,863
REIT, 3.00%, 7/1/2029 67,000 63,101
REIT, 1.85%, 8/1/2031 18,000 15,402
Essex Portfolio LP
REIT, 1.70%, 3/1/2028 30,000 27,804
REIT, 1.65%, 1/15/2031 50,000 42,135
REIT, 4.50%, 3/15/2048 5,000 4,162
Mid-America Apartments LP
REIT, 1.70%, 2/15/2031 60,000 51,124
Store Capital LLC
REIT, 2.70%, 12/1/2031 20,000 16,930
UDR, Inc.
REIT, 4.40%, 1/26/2029 37,000 36,867
REIT, 5.13%, 9/1/2034 10,000 9,753
508,830
Retail REITs - 0 .5%
Brixmor Operating Partnership LP
REIT, 3.90%, 3/15/2027 33,000 32,557
REIT, 2.25%, 4/1/2028 30,000 28,033
REIT, 2.50%, 8/16/2031 7,000 6,040
REIT, 5.50%, 2/15/2034 7,000 6,997
Federal Realty OP LP
REIT, 5.38%, 5/1/2028 30,000 30,675
REIT, 3.50%, 6/1/2030 10,000 9,438
REIT, 3.63%, 8/1/2046 10,000 6,938
Kimco Realty OP LLC
REIT, 4.85%, 3/1/2035 70,000 67,131
Regency Centers LP
REIT, 4.13%, 3/15/2028 15,000 14,929
REIT, 3.70%, 6/15/2030 26,000 25,015
REIT, 4.65%, 3/15/2049 10,000 8,434
236,187
Semiconductors & Semiconductor Equipment - 2 .5%
Applied Materials, Inc.
4.35%, 4/1/2047 50,000 42,152
Intel Corp.
3.75%, 3/25/2027 100,000 98,507
2.00%, 8/12/2031 47,000 39,313
5.15%, 2/21/2034 30,000 29,213
5.63%, 2/10/2043 54,000 49,815
3.73%, 12/8/2047 87,000 59,329
4.75%, 3/25/2050 120,000 94,143
4.95%, 3/25/2060 48,000 37,344
Micron Technology, Inc.
5.30%, 1/15/2031 30,000 30,131
5.88%, 9/15/2033 30,000 30,703
3.37%, 11/1/2041 30,000 21,304
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 2.5% (continued)
QUALCOMM, Inc.
2.15%, 5/20/2030 $ 80,000 $ 72,264
6.00%, 5/20/2053 35,000 36,063
TSMC Arizona Corp.
1.75%, 10/25/2026 200,000 192,619
3.88%, 4/22/2027 280,000 277,970
1,110,870
Software - 4 .1%
Adobe, Inc.
4.80%, 4/4/2029 40,000 41,054
2.30%, 2/1/2030 33,000 30,369
5.30%, 1/17/2035 20,000 20,794
Autodesk, Inc.
2.85%, 1/15/2030 20,000 18,645
2.40%, 12/15/2031 10,000 8,647
Cadence Design Systems, Inc.
4.30%, 9/10/2029 50,000 49,899
Microsoft Corp.
2.40%, 8/8/2026 60,000 58,860
3.30%, 2/6/2027 263,000 260,800
3.40%, 6/15/2027 300,000 298,420
1.35%, 9/15/2030 100,000 87,422
3.45%, 8/8/2036 33,000 29,454
4.50%, 6/15/2047 45,000 40,557
2.53%, 6/1/2050 125,000 77,437
2.92%, 3/17/2052 40,000 26,547
2.68%, 6/1/2060 113,000 66,709
3.04%, 3/17/2062 55,000 35,253
Oracle Corp.
4.70%, 9/27/2034 130,000 123,715
3.60%, 4/1/2040 130,000 101,327
3.65%, 3/25/2041 100,000 76,428
5.55%, 2/6/2053 310,000 283,926
4.10%, 3/25/2061 115,000 80,575
ServiceNow, Inc.
1.40%, 9/1/2030 17,000 14,584
1,831,422
Specialized REITs - 0 .4%
Equinix, Inc.
REIT, 3.20%, 11/18/2029 70,000 65,857
REIT, 3.90%, 4/15/2032 60,000 56,159
Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030 30,000 29,028
REIT, 3.38%, 3/9/2033 30,000 26,491
177,535
Specialty Retail - 1 .6%
Home Depot, Inc. (The)
3.30%, 4/15/2040 100,000 78,974
4.25%, 4/1/2046 50,000 41,510
4.50%, 12/6/2048 75,000 63,557
4.95%, 9/15/2052 170,000 153,112
5.40%, 6/25/2064 55,000 52,205
Lowe's Cos., Inc.
3.65%, 4/5/2029 50,000 48,482
2.63%, 4/1/2031 70,000 62,474

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 304
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 1.6% (continued)
Lowe’s Cos., Inc. (continued)
5.50%, 10/15/2035 $ 33,000 $ 33,809
2.80%, 9/15/2041 138,000 93,567
4.55%, 4/5/2049 40,000 32,151
4.45%, 4/1/2062 26,000 19,705
5.85%, 4/1/2063 14,000 13,280
Tiffany & Co.
4.90%, 10/1/2044 10,000 9,050
701,876
Technology Hardware, Storage & Peripherals - 2 .9%
Apple, Inc.
4.30%, 5/10/2033 280,000 280,399
2.38%, 2/8/2041 130,000 90,041
4.45%, 5/6/2044 114,000 103,492
4.65%, 2/23/2046 190,000 172,737
4.85%, 5/10/2053 75,000 70,642
4.10%, 8/8/2062 47,000 37,203
Dell International LLC
5.50%, 4/1/2035 80,000 78,556
8.10%, 7/15/2036 110,000 129,567
Hewlett Packard Enterprise Co.
5.25%, 7/1/2028 150,000 153,212
5.00%, 10/15/2034 110,000 106,202
HP, Inc.
5.50%, 1/15/2033 10,000 9,953
6.00%, 9/15/2041 53,000 51,848
1,283,852
Textiles, Apparel & Luxury Goods - 0 .2%
NIKE, Inc.
2.85%, 3/27/2030 45,000 42,107
3.25%, 3/27/2040 50,000 38,688
3.38%, 11/1/2046 15,000 10,741
Ralph Lauren Corp.
2.95%, 6/15/2030 14,000 12,961
104,497
Water Utilities - 0 .5%
American Water Capital Corp.
2.30%, 6/1/2031 200,000 174,541
Essential Utilities, Inc.
2.70%, 4/15/2030 48,000 43,742
5.38%, 1/15/2034 10,000 10,036
4.28%, 5/1/2049 10,000 7,691
5.30%, 5/1/2052 10,000 8,906
244,916
Wireless Telecommunication Services - 0 .4%
Vodafone Group plc
5.00%, 5/30/2038 48,000 45,596
5.25%, 5/30/2048 40,000 36,312
4.88%, 6/19/2049 50,000 42,047
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.4% (continued)
Vodafone Group plc (continued)
5.63%, 2/10/2053 $ 70,000 $ 64,928
188,883
Total Corporate Bonds
(Cost $45,200,242) 43,891,650
Total Investments - 97.9%
(Cost $45,200,242) 43,891,650
Other assets less liabilities - 2.1% 928,301
NET ASSETS - 100.0% $44,819,951
(a) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(b) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2025.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2025, the value of these securities amounted to
approximately $232,112 or 0.52% of net assets.
(d) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 330,594
Aggregate gross unrealized depreciation (1,686,929)
Net unrealized depreciation $ (1,356,335)
Federal income tax cost $ 45,247,985
Security Type % of Net Assets
Corporate Bonds 97 .9%
Others
(1)
2 .1
100 .0%
(1)
Includes any other net assets/(liabilities).

305 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Ultra-Short Income Fund
April 30, 2025 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 84 .3%
Aerospace & Defense - 0 .2%
RTX Corp.
3.95%, 8/16/2025 $ 2,000,000 $ 1,995,075
Automobiles - 2 .1%
BMW US Capital LLC
(United States SOFR
Compounded Index + 0.78%),
5.16%, 3/19/2027(a)(b) 8,300,000 8,281,823
Hyundai Capital America
5.45%, 6/24/2026(b) 1,000,000 1,008,720
(SOFR + 1.50%), 5.87%,
1/8/2027(a)(b) 1,500,000 1,508,559
(SOFR + 1.04%), 5.42%,
3/19/2027(a)(b) 1,000,000 998,211
(SOFR + 1.04%), 5.39%,
6/24/2027(a)(b) 5,000,000 4,972,500
Mercedes-Benz Finance North America LLC
(SOFR + 0.63%), 4.91%,
7/31/2026(a)(b) 4,100,000 4,089,056
Volkswagen Group of America Finance LLC
(SOFR + 0.83%), 5.21%,
3/20/2026(a)(b) 5,500,000 5,499,065
26,357,934
Banks - 23 .3%
Bank of America NA
(SOFR + 0.78%), 5.15%,
8/18/2025(a) 3,950,000 3,952,752
Bank of Montreal
(United States SOFR
Compounded Index + 0.62%),
4.97%, 9/15/2026(a) 3,300,000 3,296,049
(SOFR + 0.86%), 5.19%,
1/27/2029(a) 14,000,000 13,916,181
Bank of New Zealand
(SOFR + 0.81%), 5.14%,
1/27/2027(a)(b) 4,000,000 4,003,040
Bank of Nova Scotia (The)
(United States SOFR
Compounded Index + 0.55%),
4.91%, 3/2/2026(a) 5,000,000 4,999,790
(SOFR + 0.61%), 4.96%,
9/15/2026(a) 1,780,000 1,777,865
Banque Federative du Credit Mutuel SA
(SOFR + 1.13%), 5.49%,
1/23/2027(a)(b) 2,940,000 2,949,878
(United States SOFR
Compounded Index + 1.07%),
5.44%, 2/16/2028(a)(b) 10,000,000 9,976,480
(United States SOFR
Compounded Index + 1.23%),
5.56%, 1/22/2030(a)(b) 3,900,000 3,900,156
Barclays plc
(SOFR + 1.49%), 5.88%,
3/12/2028(a) 10,000,000 10,073,198
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
Canadian Imperial Bank of Commerce
(SOFR + 0.72%), 5.06%,
1/13/2028(a) $ 10,000,000 $ 9,931,850
Citibank NA
4.93%, 8/6/2026 4,000,000 4,031,040
(United States SOFR
Compounded Index + 1.06%),
5.42%, 12/4/2026(a) 3,000,000 3,009,362
Citigroup, Inc.
(SOFR + 0.77%), 5.13%,
6/9/2027(a) 3,500,000 3,496,920
(SOFR + 0.87%), 5.31%,
3/4/2029(a) 13,000,000 12,868,528
Commonwealth Bank of Australia
4.42%, 3/14/2028 3,200,000 3,230,014
Credit Agricole SA
(SOFR + 0.87%), 5.23%,
3/11/2027(a)(b) 6,670,000 6,674,860
4.63%, 9/11/2028(b)(c) 5,210,000 5,204,745
Fifth Third Bank NA
(SOFR + 0.81%), 5.14%,
1/28/2028(a) 4,900,000 4,860,403
HSBC Holdings plc
(SOFR + 1.04%), 5.38%,
11/19/2028(a) 2,800,000 2,787,260
(SOFR + 1.03%), 5.39%,
3/3/2029(a) 8,600,000 8,540,058
Huntington National Bank (The)
4.87%, 4/12/2028(c) 4,100,000 4,119,731
ING Groep NV
(United States SOFR
Compounded Index + 1.01%),
5.31%, 4/1/2027(a) 5,582,000 5,588,602
JPMorgan Chase & Co.
(SOFR + 0.77%), 5.11%,
9/22/2027(a) 2,500,000 2,495,000
(SOFR + 0.80%), 5.16%,
1/24/2029(a) 12,100,000 12,087,895
Lloyds Banking Group plc
4.72%, 8/11/2026(c) 2,300,000 2,298,791
(United States SOFR
Compounded Index + 1.06%),
5.37%, 11/26/2028(a) 12,000,000 11,970,829
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.31%,
5/26/2028(a) 8,740,000 8,723,656
(SOFR + 0.90%), 5.24%,
1/12/2029(a) 3,500,000 3,484,600
National Australia Bank Ltd.
(SOFR + 0.50%), 4.89%,
3/6/2028(a)(b) 3,000,000 2,976,591

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 306
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
National Bank of Canada
(United States SOFR
Compounded Index + 1.03%),
5.40%, 7/2/2027(a) $ 7,260,000 $ 7,260,076
NatWest Markets plc
(SOFR + 0.90%), 5.27%,
5/17/2027(a)(b) 10,250,000 10,225,810
Nordea Bank Abp
(SOFR + 0.70%), 5.05%,
3/17/2028(a)(b) 8,700,000 8,683,600
PNC Bank NA
(SOFR + 0.50%), 4.84%,
1/15/2027(a) 2,000,000 1,997,834
Royal Bank of Canada
(United States SOFR
Compounded Index + 0.53%),
4.86%, 1/20/2026(a) 2,750,000 2,752,769
(United States SOFR
Compounded Index + 0.57%),
4.90%, 4/27/2026(a) 2,000,000 2,002,836
(United States SOFR
Compounded Index + 0.83%),
5.19%, 1/24/2029(a) 8,000,000 7,947,786
Santander Holdings USA, Inc.
3.45%, 6/2/2025 1,355,000 1,352,584
6.12%, 5/31/2027(c) 3,250,000 3,285,333
(SOFR + 1.61%), 5.99%,
3/20/2029(a) 8,000,000 8,023,440
Skandinaviska Enskilda Banken AB
(SOFR + 0.89%), 5.28%,
3/5/2027(a)(b) 3,000,000 3,007,977
Societe Generale SA
(SOFR + 1.41%), 5.75%,
4/13/2029(a)(b) 2,900,000 2,888,839
Standard Chartered plc
6.17%, 1/9/2027(b)(c) 2,100,000 2,118,483
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 0.88%), 5.17%,
1/14/2027(a) 1,480,000 1,484,420
(SOFR + 1.17%), 5.46%,
7/9/2029(a) 2,500,000 2,516,258
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 9/10/2027(b) 2,500,000 2,508,459
Swedbank AB
(SOFR + 1.03%), 5.43%,
11/20/2029(a)(b) 4,800,000 4,829,746
Toronto-Dominion Bank (The)
(SOFR + 1.02%), 5.41%,
6/6/2025(a) 3,000,000 3,002,220
(SOFR + 0.59%), 4.95%,
9/10/2026(a) 2,000,000 1,996,560
Truist Financial Corp.
6.05%, 6/8/2027(c) 4,000,000 4,065,540
US Bancorp
1.45%, 5/12/2025 5,316,000 5,310,564
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.3% (continued)
Wells Fargo & Co.
(SOFR + 0.78%), 5.14%,
1/24/2028(a) $ 8,000,000 $ 7,959,948
Wells Fargo Bank NA
5.55%, 8/1/2025 2,350,000 2,353,835
Westpac Banking Corp.
(SOFR + 0.42%), 4.79%,
4/16/2026(a) 3,710,000 3,708,781
(SOFR + 0.46%), 4.79%,
10/20/2026(a) 8,000,000 7,999,752
286,509,574
Beverages - 1 .5%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.97%,
11/15/2026(a) 4,010,000 4,012,715
(United States SOFR
Compounded Index + 0.88%),
5.23%, 3/15/2027(a) 2,500,000 2,506,277
Pepsico Singapore Financing I Pte. Ltd.
(United States SOFR
Compounded Index + 0.56%),
4.93%, 2/16/2027(a) 12,200,000 12,199,346
18,718,338
Broadline Retail - 0 .4%
eBay, Inc.
5.90%, 11/22/2025 5,000,000 5,028,553
Capital Markets - 6 .3%
BlackRock Funding, Inc.
4.60%, 7/26/2027 13,180,000 13,355,063
Blackstone Private Credit Fund
7.05%, 9/29/2025 2,500,000 2,516,813
4.95%, 9/26/2027(b) 1,290,000 1,277,842
Charles Schwab Corp. (The)
(United States SOFR
Compounded Index + 0.52%),
4.92%, 5/13/2026(a) 1,000,000 999,126
(United States SOFR
Compounded Index + 1.05%),
5.41%, 3/3/2027(a) 6,500,000 6,531,265
Citadel Finance LLC
3.38%, 3/9/2026(b) 2,000,000 1,964,598
Deutsche Bank AG
(SOFR + 1.21%), 5.58%,
1/10/2029(a) 10,000,000 9,921,603
Goldman Sachs Group, Inc. (The)
3.75%, 2/25/2026 5,000,000 4,979,234
LPL Holdings, Inc.
4.90%, 4/3/2028 2,500,000 2,511,474
Macquarie Bank Ltd.
5.27%, 7/2/2027(b) 1,290,000 1,318,208
Mizuho Markets Cayman LP
(SOFR + 0.53%, 0.10%
Floor), 4.95%, 1/9/2026(a)(b) 2,900,000 2,900,534

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
307 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 6.3% (continued)
Morgan Stanley
(SOFR + 1.02%), 5.44%,
4/13/2028(a) $ 4,456,000 $ 4,468,226
Nasdaq, Inc.
5.65%, 6/28/2025 2,000,000 2,002,431
State Street Bank & Trust Co.
(SOFR + 0.46%), 4.82%,
11/25/2026(a) 2,610,000 2,607,245
State Street Corp.
(SOFR + 0.85%), 5.22%,
8/3/2026(a) 10,000,000 9,999,449
4.33%, 10/22/2027 8,040,000 8,085,749
UBS Group AG
6.37%, 7/15/2026(b)(c) 2,529,000 2,536,140
77,975,000
Chemicals - 1 .6%
DuPont de Nemours, Inc.
4.49%, 11/15/2025 11,750,000 11,729,861
LYB International Finance III LLC
1.25%, 10/1/2025 2,497,000 2,460,388
Nutrien Ltd.
5.95%, 11/7/2025 1,020,000 1,025,101
4.50%, 3/12/2027 3,300,000 3,307,761
Sherwin-Williams Co. (The)
4.25%, 8/8/2025 1,500,000 1,497,882
20,020,993
Commercial Services & Supplies - 0 .2%
Element Fleet Management Corp.
6.27%, 6/26/2026(b) 2,820,000 2,868,160
Communications Equipment - 0 .6%
Juniper Networks, Inc.
1.20%, 12/10/2025 7,200,000 7,055,337
Consumer Finance - 9 .0%
AerCap Ireland Capital DAC
4.45%, 10/1/2025 10,000,000 9,981,152
American Express Co.
(United States SOFR
Compounded Index + 1.35%),
5.71%, 10/30/2026(a) 3,500,000 3,513,510
6.34%, 10/30/2026(c) 700,000 706,244
(SOFR + 0.75%), 5.11%,
4/23/2027(a) 3,000,000 3,002,127
(United States SOFR
Compounded Index + 0.97%),
5.30%, 7/28/2027(a) 5,000,000 5,014,200
American Honda Finance Corp.
(SOFR + 0.45%), 4.84%,
6/13/2025(a) 8,000,000 8,000,459
(United States SOFR
Compounded Index + 0.79%),
5.16%, 10/3/2025(a) 2,100,000 2,103,050
(SOFR + 0.72%), 5.05%,
10/22/2027(a) 12,000,000 11,928,243
Avolon Holdings Funding Ltd.
4.95%, 1/15/2028(b) 3,200,000 3,184,245
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 9.0% (continued)
Caterpillar Financial Services Corp.
(SOFR + 0.52%), 4.91%,
6/13/2025(a) $ 5,000,000 $ 5,001,350
(SOFR + 0.46%), 4.85%,
2/27/2026(a) 7,000,000 7,000,562
Ford Motor Credit Co. LLC
(SOFR + 2.95%), 7.34%,
3/6/2026(a) 3,380,000 3,398,117
General Motors Financial Co., Inc.
(United States SOFR
Compounded Index + 1.35%),
5.72%, 5/8/2027(a) 2,169,000 2,149,429
(SOFR + 1.29%), 5.63%,
1/7/2030(a) 10,000,000 9,637,200
John Deere Capital Corp.
(SOFR + 0.44%), 4.75%,
3/6/2026(a) 10,000,000 9,999,216
(SOFR + 0.79%), 5.10%,
6/8/2026(a) 1,300,000 1,304,940
(SOFR + 0.60%), 4.91%,
6/11/2027(a) 2,000,000 2,001,211
Synchrony Financial
4.88%, 6/13/2025 3,602,000 3,599,264
Toyota Motor Credit Corp.
(SOFR + 0.65%), 5.01%,
9/11/2025(a) 5,000,000 5,004,029
(SOFR + 0.47%), 4.81%,
1/8/2027(a) 14,000,000 13,947,857
110,476,405
Consumer Staples Distribution & Retail - 2 .5%
Dollar Tree, Inc.
4.00%, 5/15/2025 8,000,000 7,995,531
Sysco Corp.
3.25%, 7/15/2027 6,370,000 6,226,427
Walmart, Inc.
4.10%, 4/28/2027 6,800,000 6,839,980
(United States SOFR
Compounded Index + 0.43%),
4.76%, 4/28/2027(a) 9,500,000 9,514,155
30,576,093
Diversified REITs - 0 .9%
Simon Property Group LP
REIT, 3.50%, 9/1/2025 11,426,000 11,380,356
Electric Utilities - 0 .9%
NextEra Energy Capital Holdings, Inc.
(United States SOFR
Compounded Index + 0.76%),
5.09%, 1/29/2026(a) 4,000,000 4,001,982
(United States SOFR
Compounded Index + 0.80%),
5.17%, 2/4/2028(a) 6,700,000 6,704,676
10,706,658
Electrical Equipment - 0 .4%
Hubbell, Inc.
3.35%, 3/1/2026 4,679,000 4,628,319

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 308
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Energy Equipment & Services - 0 .2%
Halliburton Co.
3.80%, 11/15/2025 $ 1,957,000 $ 1,944,805
Schlumberger Holdings Corp.
5.00%, 5/29/2027(b) 641,000 649,614
2,594,419
Entertainment - 1 .2%
Netflix, Inc.
3.63%, 6/15/2025(b) 5,000,000 4,989,873
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 10,000,000 10,028,050
15,017,923
Financial Services - 1 .9%
JPMorgan Chase Bank NA
(SOFR + 1.00%), 5.36%,
12/8/2026(a) 2,000,000 2,010,492
Mastercard, Inc.
(United States SOFR
Compounded Index + 0.44%),
4.83%, 3/15/2028(a) 12,900,000 12,870,336
PayPal Holdings, Inc.
(SOFR + 0.67%), 5.06%,
3/6/2028(a) 8,200,000 8,201,115
23,081,943
Food Products - 1 .9%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025 4,400,000 4,358,970
Campbell's Co. (The)
5.30%, 3/20/2026 960,000 965,583
Kellanova
3.25%, 4/1/2026 7,600,000 7,516,765
Kraft Heinz Foods Co.
3.00%, 6/1/2026 4,000,000 3,938,113
McCormick & Co., Inc.
0.90%, 2/15/2026 620,000 601,936
Mead Johnson Nutrition Co.
4.13%, 11/15/2025 3,698,000 3,684,941
Mondelez International, Inc.
4.13%, 5/7/2028 2,000,000 1,995,765
23,062,073
Ground Transportation - 1 .0%
CSX Corp.
3.35%, 11/1/2025 2,250,000 2,238,027
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026 5,000,000 4,962,428
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(b) 5,000,000 4,898,907
12,099,362
Health Care Equipment & Supplies - 1 .4%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025 7,200,000 7,232,931
Stryker Corp.
4.55%, 2/10/2027 6,300,000 6,331,945
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/2027 3,906,000 3,921,527
17,486,403
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2 .0%
Cencora, Inc.
4.63%, 12/15/2027 $ 2,090,000 $ 2,105,450
CVS Health Corp.
3.88%, 7/20/2025 8,000,000 7,979,014
Elevance Health, Inc.
4.50%, 10/30/2026 1,490,000 1,493,835
HCA, Inc.
5.00%, 3/1/2028 1,660,000 1,679,066
McKesson Corp.
0.90%, 12/3/2025 7,439,000 7,290,694
UnitedHealth Group, Inc.
(SOFR + 0.50%), 4.84%,
7/15/2026(a) 3,930,000 3,925,684
24,473,743
Hotels, Restaurants & Leisure - 0 .8%
Marriott International, Inc.
3.75%, 10/1/2025 5,600,000 5,572,063
McDonald's Corp.
3.38%, 5/26/2025 4,300,000 4,295,555
9,867,618
Household Durables - 1 .6%
DR Horton, Inc.
2.60%, 10/15/2025 15,000,000 14,858,504
Lennar Corp.
4.75%, 5/30/2025 3,000,000 2,999,556
Whirlpool Corp.
3.70%, 5/1/2025 2,500,000 2,500,000
20,358,060
Insurance - 1 .3%
Arthur J Gallagher & Co.
4.60%, 12/15/2027 10,230,000 10,309,506
Marsh & McLennan Cos., Inc.
(United States SOFR
Compounded Index + 0.70%),
5.07%, 11/8/2027(a) 5,870,000 5,861,620
16,171,126
IT Services - 0 .4%
Accenture Capital, Inc.
3.90%, 10/4/2027 4,500,000 4,495,533
Life Sciences Tools & Services - 0 .4%
Agilent Technologies, Inc.
4.20%, 9/9/2027 4,520,000 4,518,733
Machinery - 1 .8%
AGCO Corp.
5.45%, 3/21/2027 1,250,000 1,260,850
CNH Industrial Capital LLC
3.95%, 5/23/2025 7,845,000 7,841,088
4.50%, 10/8/2027 2,500,000 2,496,937
Daimler Truck Finance North America LLC
(SOFR + 0.96%), 5.26%,
9/25/2027(a)(b) 3,570,000 3,554,629
(SOFR + 0.84%), 5.18%,
1/13/2028(a)(b) 5,100,000 5,073,086

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
309 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.8% (continued)
Stanley Black & Decker, Inc.
6.27%, 3/6/2026 $ 2,020,000 $ 2,021,741
22,248,331
Metals & Mining - 2 .1%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/2026 5,000,000 5,021,465
Glencore Funding LLC
(United States SOFR
Compounded Index + 0.75%),
5.10%, 10/1/2026(a)(b) 10,000,000 9,989,684
Rio Tinto Finance USA plc
(United States SOFR
Compounded Index + 0.84%),
5.22%, 3/14/2028(a) 10,400,000 10,410,400
25,421,549
Multi-Utilities - 0 .8%
Consolidated Edison Co. of New York, Inc.
(United States SOFR
Compounded Index + 0.52%),
4.89%, 11/18/2027(a) 6,200,000 6,182,020
Dominion Energy, Inc.
3.90%, 10/1/2025 3,300,000 3,290,722
9,472,742
Oil, Gas & Consumable Fuels - 3 .3%
BP Capital Markets America, Inc.
3.41%, 2/11/2026 5,000,000 4,959,530
Enbridge Energy Partners LP
5.88%, 10/15/2025 11,725,000 11,749,647
Enterprise Products Operating LLC
5.05%, 1/10/2026 720,000 722,933
Kinder Morgan, Inc.
4.30%, 6/1/2025 1,200,000 1,199,138
Marathon Petroleum Corp.
4.70%, 5/1/2025 1,000,000 1,000,000
Pioneer Natural Resources Co.
5.10%, 3/29/2026 6,000,000 6,036,402
Western Midstream Operating LP
3.95%, 6/1/2025 5,000,000 4,992,505
Williams Cos., Inc. (The)
5.40%, 3/2/2026 10,000,000 10,054,399
40,714,554
Pharmaceuticals - 1 .4%
Bristol-Myers Squibb Co.
(SOFR + 0.49%), 4.89%,
2/20/2026(a) 3,182,000 3,181,742
Eli Lilly & Co.
4.15%, 8/14/2027 6,000,000 6,045,358
GlaxoSmithKline Capital plc
(SOFR + 0.50%), 4.94%,
3/12/2027(a) 8,300,000 8,289,625
17,516,725
Semiconductors & Semiconductor Equipment - 1 .6%
Advanced Micro Devices, Inc.
4.21%, 9/24/2026 6,100,000 6,125,562
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 1.6% (continued)
Intel Corp.
3.70%, 7/29/2025 $ 10,000,000 $ 9,973,985
Microchip Technology, Inc.
4.25%, 9/1/2025 3,846,000 3,839,947
19,939,494
Software - 3 .6%
Adobe, Inc.
4.75%, 1/17/2028 10,000,000 10,217,496
Autodesk, Inc.
4.38%, 6/15/2025 6,738,000 6,732,689
Fortinet, Inc.
1.00%, 3/15/2026 5,000,000 4,845,236
Intuit, Inc.
0.95%, 7/15/2025 905,000 898,214
5.25%, 9/15/2026 4,950,000 5,021,040
Oracle Corp.
(SOFR + 0.76%), 5.14%,
8/3/2028(a) 9,400,000 9,415,698
Synopsys, Inc.
4.55%, 4/1/2027 7,800,000 7,841,976
44,972,349
Specialized REITs - 0 .7%
Public Storage Operating Co.
REIT, (United States SOFR
Compounded Index + 0.60%),
4.96%, 7/25/2025(a) 4,296,000 4,298,620
REIT, (United States SOFR
Compounded Index + 0.70%),
5.07%, 4/16/2027(a) 4,180,000 4,156,231
8,454,851
Specialty Retail - 1 .9%
Home Depot, Inc. (The)
(SOFR + 0.33%), 4.63%,
12/24/2025(a) 8,040,000 8,035,176
Lowe's Cos., Inc.
4.80%, 4/1/2026 7,600,000 7,615,332
Ross Stores, Inc.
0.88%, 4/15/2026 7,600,000 7,336,711
22,987,219
Technology Hardware, Storage & Peripherals - 1 .0%
Dell International LLC
4.75%, 4/1/2028 2,750,000 2,772,247
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(d) 8,600,000 8,604,575
4.45%, 9/25/2026 1,470,000 1,469,994
12,846,816
Textiles, Apparel & Luxury Goods - 0 .8%
Ralph Lauren Corp.
3.75%, 9/15/2025 9,675,000 9,631,384
Trading Companies & Distributors - 0 .7%
Air Lease Corp.
3.38%, 7/1/2025 6,203,000 6,187,364
Aviation Capital Group LLC
4.88%, 10/1/2025(b) 3,000,000 2,996,660
9,184,024

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 310
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0 .6%
T-Mobile USA, Inc.
2.63%, 4/15/2026 $ 7,700,000 $ 7,557,205
Total Corporate Bonds
(Cost $1,038,484,303) 1,038,470,974
ASSET-BACKED SECURITIES - 7 .5%
BA Credit Card Trust
Series 2022-A2, Class A2, 5.00%,
4/15/2028 5,000,000 5,012,133
Capital One Multi-Asset Execution Trust
Series 2022-A3, Class A, 4.95%,
10/15/2027 4,882,000 4,890,661
Series 2024-A1, Class A, 3.92%,
9/15/2029 9,000,000 8,972,480
CarMax Auto Owner Trust
Series 2021-4, Class A3, 0.56%,
9/15/2026 249,213 248,038
Series 2023-3, Class A2A, 5.72%,
11/16/2026 261,500 261,708
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%,
9/15/2028 1,900,000 1,925,440
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1, 5.23%,
12/8/2027 10,000,000 10,040,613
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%,
9/22/2028(b) 1,146,200 1,149,368
Drive Auto Receivables Trust
Series 2024-2, Class A2, 4.94%,
12/15/2027 1,477,646 1,478,417
Exeter Automobile Receivables Trust
Series 2024-5A, Class A2, 4.79%,
4/15/2027 2,578,025 2,577,487
Ford Credit Auto Owner Trust
Series 2023-B, Class A2A, 5.57%,
6/15/2026 51,472 51,493
Series 2024-B, Class A2A, 5.40%,
4/15/2027 1,246,158 1,249,925
GM Financial Automobile Leasing Trust
Series 2024-1, Class A3, 5.09%,
3/22/2027 1,018,000 1,022,299
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%,
9/16/2026 6,548 6,551
Series 2022-1, Class A3, 1.26%,
11/16/2026 231,646 230,715
Series 2022-3, Class A3, 3.64%,
4/16/2027 120,807 120,445
Series 2024-4, Class A2A, 4.53%,
10/18/2027 656,824 656,654
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A2, 5.65%,
2/16/2027 425,801 426,755
Investments
Principal
Amount Value
Honda Auto Receivables Owner Trust
Series 2023-3, Class A2, 5.71%,
3/18/2026 $ 410 $ 411
Series 2023-4, Class A2, 5.87%,
6/22/2026 620,528 621,611
Series 2024-1, Class A2, 5.36%,
9/15/2026 761,349 762,031
Series 2024-2, Class A2, 5.48%,
11/18/2026 1,062,433 1,064,765
Series 2024-4, Class A2, 4.56%,
3/15/2027 5,000,000 4,999,699
Series 2023-3, Class A3, 5.41%,
2/18/2028 5,000,000 5,036,062
Hyundai Auto Receivables Trust
Series 2023-C, Class A2A, 5.80%,
1/15/2027 520,085 521,069
Series 2024-C, Class A2A, 4.53%,
9/15/2027 900,000 899,864
Series 2023-B, Class A3, 5.48%,
4/17/2028 4,980,984 5,014,565
John Deere Owner Trust
Series 2024-C, Class A2A, 4.36%,
8/16/2027 3,100,000 3,097,822
Kubota Credit Owner Trust
Series 2025-1A, Class A2, 4.61%,
12/15/2027(b) 1,320,000 1,324,070
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2, 5.92%,
11/16/2026 267,234 267,590
Series 2023-2, Class A3, 5.95%,
11/15/2028 2,700,000 2,739,268
Santander Drive Auto Receivables Trust
Series 2022-2, Class B, 3.44%,
9/15/2027 940,846 938,979
Series 2025-2, Class A2, 4.71%,
6/15/2028 12,350,000 12,356,319
Tesla Auto Lease Trust
Series 2023-B, Class A3, 6.13%,
9/21/2026(b) 980,898 984,420
Series 2024-B, Class A2B, 4.94%,
1/20/2027(b)(e) 3,125,931 3,126,384
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A2A, 5.60%,
8/17/2026 116,376 116,452
Series 2023-C, Class A3, 5.16%,
4/17/2028 5,000,000 5,028,000
Verizon Master Trust
Series 2023-4, Class A1A, 5.16%,
6/20/2029 3,410,000 3,443,961
World Omni Auto Receivables Trust
Series 2023-D, Class A2A, 5.91%,
2/16/2027 393,937 394,751
Total Asset-Backed Securities
(Cost $93,037,293) 93,059,275

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
311 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 1 .7%
U.S. Treasury Notes
4.38%, 7/31/2026
$ 8,000,000
$ 8,055,000
3.75%, 8/15/2027
4,250,000
4,264,277
3.88%, 10/15/2027
8,000,000
8,052,813
Total U.S. Treasury Obligations
(Cost $20,274,337) 20,372,090
COLLATERALIZED MORTGAGE OBLIGATIONS - 1 .5%
Bravo Residential Funding Trust
Series 2025-NQM1, Class A1,
5.60%, 12/25/2064(b)(d) 7,603,540 7,626,647
J.P. Morgan Mortgage Trust
Series 2024-2, Class A6A, 6.00%,
8/25/2054(b)(e) 761,800 761,353
Series 2025-NQM1, Class A1,
5.59%, 6/25/2065(b)(d) 3,959,427 3,977,019
OBX Trust
Series 2024-NQM11, Class A1,
5.87%, 6/25/2064(b)(d) 4,240,187 4,263,339
Series 2024-NQM16, Class A1,
5.53%, 10/25/2064(b)(d) 2,320,061 2,323,207
Total Collateralized Mortgage Obligations
(Cost $18,921,049) 18,951,565
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0 .4%
FRESB Mortgage Trust
Series 2022-SB94, Class A5F,
1.64%, 11/25/2026(e) (Cost
$4,560,336) 4,757,237 4,552,973
SHORT-TERM INVESTMENTS - 3 .4%
U.S. GOVERNMENT AGENCY SECURITIES - 2 .2%
FHLB
Zero Coupon, 5/1/2025
(Cost $27,500,000) 27,500,000 27,496,769
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 1 .2% (f)
U.S. Treasury Bills
3.94%, 9/4/2025 $ 10,000,000 $ 9,855,014
4.50%, 8/7/2025 5,000,000 4,943,082
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,808,481) 14,798,096
Total Short-Term Investments
(Cost $42,308,481) 42,294,865
Total Investments - 98.8%
(Cost $1,217,585,799) 1,217,701,742
Other assets less liabilities - 1.2% 14,471,535
NET ASSETS - 100.0% $1,232,173,277
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2025.
(b) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2025, the value of these securities amounted to
approximately $170,044,585 or 13.80% of net assets.
(c) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2025.
(e) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of April 30, 2025.
(f) The rate shown was the current yield as of April 30,
2025.
Percentages shown are based on Net Assets.
Abbreviations
FHLB — Federal Home Loan Bank
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,939,510
Aggregate gross unrealized depreciation (1,823,567)
Net unrealized appreciation $ 115,943
Federal income tax cost $ 1,217,585,799

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 312
FlexShares® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2025:
Australia 3 .6%
Canada 5 .4
Finland 0 .7
France 2 .6
Germany 2 .9
Ireland 1 .1
Japan 0 .8
Netherlands 0 .4
New Zealand 0 .3
Sweden 0 .6
Switzerland 0 .2
United Kingdom 4 .9
United States 75 .3
Other
1
1 .2
100.0%
1
Includes any non-fixed-income securities and net other assets (liabilities).
Security Type % of Net Assets
Corporate Bonds 84 .3%
Asset-Backed Securities 7 .5
U.S. Treasury Obligations 1 .7
Collateralized Mortgage Obligations 1 .5
Commercial Mortgage-Backed Securities 0 .4
Short-Term Investments 3 .4
Others
(1)
1 .2
100 .0%
(1)
Includes any other net assets/(liabilities).

313 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Core Select Bond Fund
April 30, 2025 (Unaudited)
Investments Shares Value
EXCHANGE TRADED FUNDS - 97.8%
FlexShares® Credit-Scored
US Corporate Bond Index
Fund(a) 255,682 $ 12,349,440
FlexShares® Credit-Scored US
Long Corporate Bond Index
Fund(a) 14,932 622,515
FlexShares® Disciplined
Duration MBS Index Fund(a) 796,206 16,465,540
FlexShares® iBoxx 3-Year Target
Duration TIPS Index Fund(a) 111,785 2,728,672
FlexShares® Ultra-Short Income
Fund(a) 224,580 16,940,070
iShares 10+ Year Investment
Grade Corporate Bond ETF 730 35,946
iShares 1-3 Year Treasury Bond
ETF(b) 7,908 657,313
iShares 1-5 Year Investment
Grade Corporate Bond ETF 12,530 657,700
iShares 20+ Year Treasury Bond
ETF(b) 181,732 16,259,562
iShares 3-7 Year Treasury Bond
ETF(b) 55,916 6,675,811
iShares 5-10 Year Investment
Grade Corporate Bond ETF(b) 424,956 22,305,941
iShares 7-10 Year Treasury Bond
ETF 6,945 667,206
iShares MBS ETF(b) 342,034 32,079,368
Total Exchange Traded Funds
(Cost $132,376,827) 128,445,084
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 14 .1% (c)
REPURCHASE AGREEMENTS - 14 .1%
CF Secured LLC
4.35%, dated 4/30/2025, due
5/1/2025, repurchase price
$18,478,316, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 5.00%,
maturing 5/15/2025 - 2/15/2053;
total market value $18,785,437 $ 18,476,083 18,476,083
TD Prime Services LLC
4.43%, dated 4/30/2025, due
5/1/2025, repurchase price
$3,000, collateralized by various
Common Stocks; total market
value $3,306 3,000 3,000
18,479,083
Total Securities Lending Reinvestments
(Cost $18,479,083) 18,479,083
Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0 .3% (d) (e)
U.S. TREASURY OBLIGATIONS - 0 .3%
U.S. Treasury Bills
4.20%, 9/11/2025
(Cost $420,506) $ 427,000 $ 420,504
Total Investments - 112.2%
(Cost $151,276,416) 147,344,671
Liabilities in excess of other assets - (12.2%) (16,060,349)
NET ASSETS - 100.0% $131,284,322
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
(b) The security or a portion of this security is on loan at
April 30, 2025. The total value of securities on loan
at April 30, 2025 was $18,592,947, collateralized in
the form of cash with a value of $18,479,083 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $650,315 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 0.25% – 4.88%, and maturity dates ranging
from May 15, 2025 – August 15, 2053; a total value of
$19,129,398.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2025. The total value
of securities purchased was $18,479,083.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) The rate shown was the current yield as of April 30,
2025.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 314
Abbreviations
ETF — Exchange Traded Fund
TIPS — Treasury inflation protected securities ("TIPS") are
debt securities issued by the US Treasury whose
principal and/or interest payments are adjusted
for inflation, unlike debt securities that make fixed
principal and interest payments. The interest rate
paid by the TIPS is fixed, while the principal value
rises or falls based on changes in a published
Consumer Price Index (“CPI”). Thus, if inflation
occurs, the principal and interest payments on the
TIPS are adjusted accordingly to protect investors
from inflationary loss.  During a deflationary
period, the principal and interest payments
decrease, although the TIPS principal amounts
will not drop below their face amounts at maturity.
In exchange for the inflation protection, the TIPS
generally pay lower interest rates than typical US
Treasury securities. Only if inflation occurs will
TIPS offer a higher real yield than a conventional
Treasury security of the same maturity.
As of April 30, 2025, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 578,295
Aggregate gross unrealized depreciation (6,983,448)
Net unrealized depreciation $ (6,405,153)
Federal income tax cost $ 153,712,520

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
315 FLEXSHARES SEMIANNUAL REPORT
Investment in a company which was affiliated for the period ended April 30, 2025, was as follows:
Security
Value
October 31,
2024
Purchases at
Cost
Sales
Proceeds
Shares
April 30, 2025
Value
April 30, 2025
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
FlexShares®
Credit-Scored
US Corporate
Bond Index
Fund $ 15,715,700 $ 259,947 $ 3,646,486 255,682 $ 12,349,440 $ (43,288) $ 353,124 $ 63,567
FlexShares®
Credit-Scored
US Long
Corporate
Bond Index
Fund 826,332 13,460 187,559 14,932 622,515 (21,442) 20,933 (8,276)
FlexShares®
Disciplined
Duration MBS
Index Fund 20,827,898 343,466 4,834,894 796,206 16,465,540 (106,851) 413,017 235,921
FlexShares® iBoxx
3-Year Target
Duration TIPS
Index Fund 3,392,003 56,219 794,951 111,785 2,728,672 72,590 52,676 2,811
FlexShares® Ultra-
Short Income
Fund 7,843,422 12,514,972 3,430,772 224,580 16,940,070 (37,728) 263,731 50,176
$48,605,355 $13,188,064 $12,894,662 1,403,185 $49,106,237 $(136,719) $1,103,481 $344,199
Futures Contracts
FlexShares
®
Core Select Bond Fund had the following open futures contracts as of April 30, 2025:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
U.S. Treasury 2 Year Note 78 06/30/2025 USD $ 16,235,578 $ (24,225)
U.S. Treasury 5 Year Note 40 06/30/2025 USD 4,367,813 48,669
U.S. Treasury Long Bond 80 06/18/2025 USD 9,330,000 (157,679)
$ (133,235)
Short Contracts
U.S. Treasury 10 Year Ultra Note (39) 06/18/2025 USD $ (4,474,641) $ (79,174)
U.S. Treasury Ultra Bond (49) 06/18/2025 USD (5,930,531) 175,105
$ 95,931
$(37,304)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 316
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Exchange Traded Funds 97 .8%
Securities Lending Reinvestments 14 .1
Short-Term Investments 0 .3
Others
(1)
( 12 .2 )
100 .0%
(1)
Includes any other net assets/(liabilities).

317 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements
April 30, 2025 (Unaudited)
1. Organization
FlexShares
®
Trust (the “Trust”), a Maryland statutory
trust, was formed on May 13, 2010, originally named NT
ETF Trust and renamed FlexShares
®
Trust as of April 12,
2011. The Trust is registered as an open-end manage-
ment investment company under the Investment Com-
pany Act of 1940 (“1940 Act”), as amended. The Trust
consists of  twenty-eight operational exchange-traded
funds as of April 30, 2025 (each a “Fund” and collective-
ly, the “Funds”).
FlexShares
®
ESG & Climate US Large Cap Core Index
Fund is a non-diversified series of the Trust, pursuant
to the 1940 Act. Each of the other Funds are diversified
series of the Trust, pursuant to the 1940 Act.
Each Fund, except the FlexShares
®
Ultra-Short Income
Fund and the FlexShares
®
Core Select Bond Fund,
seeks to provide investment results that correspond
generally to the price and yield performance, before
fees and expenses, of a specified benchmark index
(each an “Underlying Index”). The FlexShares
®
US
Quality Low Volatility Index Fund, FlexShares
®
Devel-
oped Markets ex-US Quality Low Volatility Index Fund,
FlexShares
®
Emerging Markets Quality Low Volatility
Index Fund, FlexShares
®
US Quality Large Cap Index
Fund, FlexShares
®
ESG & Climate US Large Cap Core
Index Fund, FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Real As-
sets Allocation Index Fund, FlexShares
®
Quality Div-
idend Index Fund, FlexShares
®
Quality Dividend De-
fensive Index Fund, FlexShares
®
International Quality
Dividend Index Fund, FlexShares
®
International Qual-
ity Dividend Dynamic Index Fund, FlexShares
®
Cred-
it-Scored US Corporate Bond Index Fund, FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund,
FlexShares
®
High Yield Value-Scored Bond Index Fund,
and the FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund seek to track Underlying
Indexes developed by Northern Trust Investments, Inc.
("NTI" or "Investment Adviser"), an indirect subsidiary
of Northern Trust Corporation.The FlexShares
®
Morn-
ingstar US Market Factor Tilt Index Fund, FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index
Fund, FlexShares
®
Morningstar Emerging Markets Fac-
tor Tilt Index Fund and FlexShares
®
Morningstar Global
Upstream Natural Resources Index Fund seek to track
Underlying Indexes sponsored by Morningstar, Inc. The
FlexShares
®
STOXX
®
US ESG Select Index Fund, Flex-
Shares
®
STOXX
®
Global ESG Select Index Fund, and
FlexShares
®
STOXX
®
Global Broad Infrastructure Index
Fund seek to track Underlying Indexes sponsored by
STOXX Ltd. The FlexShares
®
iBoxx 3-Year Target Du-
ration TIPS Index Fund and FlexShares
®
iBoxx 5-Year
Target Duration TIPS Index Fund seek to track Underly-
ing Indexes sponsored by S&P Dow Jones Indices LLC.
The FlexShares
®
Disciplined Duration MBS Index Fund
seeks to track an Underlying Index sponsored by ICE
Data Indices, LLC.
The FlexShares
®
Real Assets Allocation Index Fund
is a fund of funds that seeks to achieve its investment
objective by investing primarily in the shares of other
FlexShares ETFs that are eligible for inclusion in its Un-
derlying Index, rather than in securities of individual com-
panies. The FlexShares
®
Core Select Bond Fund seeks
to achieve its investment objective by investing, under
normal circumstances, at least 80% of its net assets  in
U.S. dollar-denominated investment-grade fixed-in-
come securities either directly or indirectly through Flex-
Shares
®
ETFs, unaffiliated ETFs and other registered
investment companies. The investment performance of
each of the FlexShares
®
Real Assets Allocation Index
Fund and FlexShares
®
Core Select Bond Fund is direct-
ly related to the performance of the underlying funds in
which it invests (“Underlying Fund”).
The FlexShares
®
Ultra-Short Income Fund and the Flex-
Shares
®
Core Select Bond Fund are actively managed
and do not seek to replicate the performance of a spec-
ified index. The FlexShares
®
Ultra-Short Income Fund
seeks maximum current income consistent with the
preservation of capital and liquidity. The FlexShares
®
Core Select Bond Fund seeks total return and preser-
vation of capital. Each Fund, except the FlexShares
®
Ultra-Short Income Fund and the FlexShares
®
Core Se-
lect Bond Fund, is referred to herein as an “Index Fund.”
Each Fund is managed by the Investment Adviser.
2. Significant Accounting Policies
The Trust, which is an investment company, follows
accounting and reporting guidance under Financial Ac-
counting Standards Board (“FASB”) Accounting Stan-
dards Codification Topic 946, “Financial Services-In-
vestment Companies.” The following is a summary of
significant accounting policies followed by the Funds
in the preparation of their financial statements. These
policies are in conformity with accounting principles
generally accepted in the United States of America

FLEXSHARES SEMIANNUAL REPORT 318
Notes to the Financial Statements (cont.)
(“U.S. GAAP”). The preparation of financial statements
in conformity with U.S. GAAP requires management to
make estimates and assumptions that affect the report-
ed amounts and disclosures in the financial statements.
Actual results could differ from those estimates.
Investment Valuation
Each Fund’s net asset value (“NAV”) is determined dai-
ly as of the close of regular trading on the New York
Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern
time, on each day the NYSE is open for trading, based
on prices at the time of closing provided that any U.S.
fixed-income assets may be valued as of the announced
closing time for trading in fixed-income instruments on
any day that the Securities Industry and Financial Mar-
kets Association announces an early closing time. The
NAV of a Fund is calculated by dividing the value of all
assets of the Fund (including accrued interest and div-
idends), less all liabilities (including accrued expenses
and dividends declared but unpaid), by the total number
of shares outstanding.
The investments of the Funds are valued at fair value
pursuant to the pricing policy and procedures approved
by the Trust’s Board of Trustees (“Board”). The Funds’
investments are valued using market quotations when
available. The Board has designated NTI as the valua-
tion designee pursuant to Rule 2a-5 under the 1940 Act
to perform fair value determinations relating to any or all
Fund investments. Accordingly, when market quotations
are not readily available, are deemed unreliable, or do
not reflect material events occurring between the close
of local markets and the time of valuation, NTI values
Fund securities at fair value as determined in good faith
in accordance with the Funds’ fair value pricing proce-
dures as approved by the Board. Such circumstances
include periods when trading in a security is suspend-
ed, the exchange or market on which a security trades
closes early, the trading volume in a security is limit-
ed, corporate actions and announcements take place,
or regulatory news affecting an issuer is released, such
as government approvals. The Board oversees NTI in
its role as valuation designee in accordance with the
requirements of Rule 2a-5 under the 1940 Act. Addi-
tionally, NTI, in its discretion, may make adjustments
to the prices of securities held by a Fund if an event
occurs after the publication of market values normally
used by NTI on behalf of a Fund but before the time
as of which the Fund calculates its NAV, depending on
the nature and significance of the event, consistent with
applicable regulatory guidance and the Trust’s fair value
procedures. Other events that can trigger fair valuing of
foreign securities include, for example, significant fluctu-
ations in general market indicators, government actions,
or natural disasters.
The use of fair valuation involves the risk that the values
used by NTI to price a Fund’s investments may be high-
er or lower than the values used by other investment
companies and investors to price the same investments.
Fair value pricing involves subjective judgments and it
is possible that a fair value determination for a portfo-
lio security may be materially different than the value
that could be realized upon the sale of such security.
In addition, fair value pricing could result in a difference between the prices used to calculate an Index Fund’s
NAV and the prices used by an Index Fund’s Underly-
ing Index. This difference may adversely affect an Index
Fund’s ability to track its Underlying Index. Portfolio se-
curities of certain Funds are listed on foreign exchanges
and their values may change on days when sharehold-
ers will not be able to purchase or sell Fund shares.
Security prices are generally provided by independent
pricing services. Portfolio securities listed or traded
on domestic securities exchanges or the NASDAQ/
NMS, including dollar-denominated foreign securities
or American Depositary Receipts (“ADRs”), are valued
at the closing price, or last sale price, reported on the
exchange or system where the security is principally
traded. The closing price for securities traded on the
NASDAQ/NMS is the Nasdaq Official Closing Price
(“NOCP”). If there have been no sales for that day on
the exchange or system where the security is principally
traded, then the value is determined with reference to
the last sale price, or the NOCP, if applicable, on any
other exchange or system. If there have been no sales
of the security for that day on any exchange or system,
the security is valued at fair value pursuant to the Trust’s fair value procedures.
Securities that are traded regularly in the over-the-
counter market (other than the NASDAQ/NMS), includ-
ing securities listed on exchanges but primarily traded
over-the-counter, are valued on the basis of bid quotes
or the mean between the bid and asked quotes based
upon quotes furnished by one or more broker-dealers or
market makers for those securities. Securities that may
be traded over-the-counter include equity securities,
fixed-income securities, non-exchange-listed foreign
securities, and certain derivative instruments. Fixed-in-

319 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
come securities may be valued using prices provided di-
rectly from one or more broker-dealers, market makers,
or independent third-party pricing services which may
use matrix pricing and valuation models, as well as re-
cent market transactions for the same or similar assets,
to derive values when such prices are believed to reflect
fair market values of such securities. Such prices may
be determined by taking into account securities prices,
yields, maturities, call features, ratings, prepayment
speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related
to specific securities.
Fixed-income securities maturing within a relatively
short period, less than 60 days, are valued at amortized
cost when it approximates fair value.
Foreign equity securities are generally priced at the
closing price or last sales price reported on the foreign
exchange on which they are principally traded. If there
have been no sales for that day on the primary ex-
change, then the value is determined with reference to
the last sale price on any other exchange. If there have
been no sales of the security for that day on any ex-
change, the security will be valued at fair value pursuant
to the Trust’s fair value procedures. Spot and forward
foreign currency exchange contracts generally are val-
ued using an independent pricing service. The value of
assets denominated in foreign currencies is converted
into U.S. dollars using exchange rates deemed appro-
priate by NTI as Investment Adviser. Any use of a differ-
ent rate from the rates used by an Underlying Index’s
index provider may adversely affect an Index Fund’s
ability to track its Underlying Index. An Underlying In-
dex’s index provider determines the composition and
relative weightings of the securities in the Underlying
Index and publishes information regarding the market
value of the Underlying Index.
Exchange-traded financial futures and options thereon
are valued at the settlement price as established by the
exchange on which they are traded. Over-the-counter
options are valued at broker-provided bid prices, as are
swaps. The foregoing prices may be obtained from one
or more independent pricing services or, as needed or
applicable, independent broker-dealers. If there was no
sale on that day, and for other non-exchange traded de-
rivatives, the contract is valued at fair value pursuant to
the Trust’s fair value procedures.
Each Fund relies on various sources to calculate its
NAV. The ability of the Funds’ administrator to calculate
the NAV per share of the Funds is subject to operation-
al risks associated with processing or human errors,
systems or technology failures, and errors caused by
third party service providers, data sources, or trading
counterparties. Such failures may result in delays in the
calculation of the Funds’ NAVs and/or the inability to cal-
culate NAV over extended time periods. The Funds may
be unable to recover any losses associated with such
failures, and it may be necessary for alternative proce-
dures to be followed to price portfolio securities when
determining the Funds’ NAVs.
Various inputs are used in determining the value of each
Fund’s investments. These inputs are summarized in
three levels listed below:
Level 1—Quoted prices in active markets for
identical assets on the measurement date.
Level 2—Other significant observable inputs
(including quoted prices for similar securities,
interest rates, prepayment speeds, credit risk,
etc.).
Level 3—Significant unobservable inputs
(including the Funds’ own assumptions in
determining the fair value of investments).
The inputs or methodology used for valuing securities
are not necessarily an indication of the risk associated
with investing in those securities. For example, short-
term debt securities may be valued at amortized cost,
as long as amortized cost approximates the current fair
value of a security, but since the valuation is not ob-
tained from a quoted price in an active market, such se-
curities are reflected as Level 2.

FLEXSHARES SEMIANNUAL REPORT 320
Notes to the Financial Statements (cont.)
The following is a summary of the valuations as of April 30, 2025 for each Fund based upon the three levels defined above. The value of Level 3 securities compared to the total Fund net assets is not material and, there-
fore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed. Please refer to the
Schedules of Investments to view equity and debt securities segregated by industry type, where applicable.
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 128,460,880 $ — $ — $ 128,460,880
Securities Lending Reinvestments
Repurchase Agreements — 4,075,678 — 4,075,678
Short-Term Investments — 106,357 — 106,357
Total Investments $ 128,460,880 $ 4,182,035 $ — $ 132,642,915
Other Financial Instruments
Liabilities
Futures Contracts $ (5,342) $ — $ — $ (5,342)
Total Other Financial Instruments $ (5,342) $ — $ — $ (5,342)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 51,970,708 $ — $ — $ 51,970,708
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 1,151,524 — 1,151,524
Total Investments $ 51,970,708 $ 1,151,524 $ — $ 53,122,232
Other Financial Instruments
Assets
Futures Contracts $ 15,130 $ — $ — $ 15,130
  Forward Foreign Currency Contracts — 1,485 — 1,485
Liabilities
Forward Foreign Currency Contracts $ — $ (19,926) $ — $ (19,926)
Total Other Financial Instruments $ 15,130 $ (18,441) $ — $ (3,311)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks* $ 12,846,927 $ — $ — $ 12,846,927
Total Investments $ 12,846,927 $ — $ — $ 12,846,927
Other Financial Instruments
Assets
Forward Foreign Currency Contracts $ — $ 73 $ — $ 73
Liabilities
Futures Contracts $ (5,111) $ — $ — $ (5,111)
Forward Foreign Currency Contracts — (1,330) — (1,330)
Total Other Financial Instruments $ (5,111) $ (1,257) $ — $ (6,368)

321 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks* $ 1,578,230,088 $ — $ — $ 1,578,230,088
Rights — — — —
Warrants 80,030 — — 80,030
Securities Lending Reinvestments
Certificates of Deposit — 42,470,482 — 42,470,482
Repurchase Agreements — 130,059,587 — 130,059,587
Total Investments $ 1,578,310,118 $ 172,530,069 $ — $ 1,750,840,187
Other Financial Instruments
Assets
Futures Contracts $ 26,549 $ — $ — $ 26,549
Liabilities
Futures Contracts $ (19,680) $ — $ — $ (19,680)
Total Other Financial Instruments $ 6,869 $ — $ — $ 6,869
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds $ 22,162 $ — $ — $ 22,162
Common Stocks
Banks 64,483,196 — 217 64,483,413
Health Care REITs 92,598 1,025,785 — 1,118,383
Metals & Mining 23,841,211 2,570 2,841 23,846,622
Other* 382,180,266 — — 382,180,266
Rights 567 — — 567
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 18,949,876 — 18,949,876
Total Investments $ 470,620,000 $ 19,978,231 $ 3,058 $ 490,601,289
Other Financial Instruments
Assets
Futures Contracts $ 59,792 $ — $ — $ 59,792
  Forward Foreign Currency Contracts — 96,323 — 96,323
Liabilities
Futures Contracts $ (61,540) $ — $ — $ (61,540)
Forward Foreign Currency Contracts — (90,879) — (90,879)
Total Other Financial Instruments $ (1,748) $ 5,444 $ — $ 3,696

FLEXSHARES SEMIANNUAL REPORT 322
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Automobiles $ 5,067,527 $ — $ 6,884 $ 5,074,411
Commercial Services & Supplies 361,766 1,364 — 363,130
Construction Materials 3,054,648 — 129 3,054,777
Consumer Finance 3,496,672 — 21,702 3,518,374
Consumer Staples Distribution & Retail 3,460,162 356 — 3,460,518
Electrical Equipment 2,833,938 41,359 — 2,875,297
Food Products 5,104,090 17,311 3,725 5,125,126
Health Care Providers & Services 2,744,385 — 2,564 2,746,949
Hotels, Restaurants & Leisure 4,692,491 1,197 — 4,693,688
Industrial REITs 1,483,689 337,981 — 1,821,670
IT Services 3,025,099 1,135 — 3,026,234
Leisure Products 248,699 143,278 — 391,977
Metals & Mining 9,209,981 — 18,135 9,228,116
Real Estate Management & Development 8,214,027 — 61,715 8,275,742
Transportation Infrastructure 2,177,275 61,832 — 2,239,107
Water Utilities 1,504,785 3,615 — 1,508,400
Other* 189,936,313 — — 189,936,313
Rights 2,715 874 — 3,589
Securities Lending Reinvestments
Repurchase Agreements — 2,026,385 — 2,026,385
Total Investments $ 246,618,262 $ 2,636,687 $ 114,854 $ 249,369,803
Other Financial Instruments
Assets
Forward Foreign Currency Contracts $ — $ 514 $ — $ 514
Liabilities
Futures Contracts $ (55,971) $ — $ — $ (55,971)
Forward Foreign Currency Contracts — (25,965) — (25,965)
Total Other Financial Instruments $ (55,971) $ (25,451) $ — $ (81,422)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks* $ 399,092,313 $ — $ — $ 399,092,313
Securities Lending Reinvestments
Repurchase Agreements — 4,313,805 — 4,313,805
Total Investments $ 399,092,313 $ 4,313,805 $ — $ 403,406,118
Other Financial Instruments
Liabilities
Futures Contracts $ (6,421) $ — $ — $ (6,421)
Total Other Financial Instruments $ (6,421) $ — $ — $ (6,421)

323 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks* $ 112,385,975 $ — $ — $ 112,385,975
Securities Lending Reinvestments
Repurchase Agreements — 515,142 — 515,142
Total Investments $ 112,385,975 $ 515,142 $ — $ 112,901,117
Other Financial Instruments
Liabilities
Futures Contracts $ (3,144) $ — $ — $ (3,144)
Total Other Financial Instruments $ (3,144) $ — $ — $ (3,144)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks
Health Care REITs $ 314,430 $ 2,650 $ — $ 317,080
Other* 79,524,067 — — 79,524,067
Rights 22 — — 22
Securities Lending Reinvestments
Repurchase Agreements — 1,872,918 — 1,872,918
Total Investments $ 79,838,519 $ 1,875,568 $ — $ 81,714,087
Other Financial Instruments
Assets
Futures Contracts $ 8,155 $ — $ — $ 8,155
  Forward Foreign Currency Contracts — 8,746 — 8,746
Liabilities
Futures Contracts $ (12,399) $ — $ — $ (12,399)
Forward Foreign Currency Contracts — (31,443) — (31,443)
Total Other Financial Instruments $ (4,244) $ (22,697) $ — $ (26,941)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks* $ 59,385,312 $ — $ — $ 59,385,312
Securities Lending Reinvestments
Repurchase Agreements — 505,859 — 505,859
Short-Term Investments — 25,605 — 25,605
Total Investments $ 59,385,312 $ 531,464 $ — $ 59,916,776
Other Financial Instruments
Assets
Futures Contracts $ 1,008 $ — $ — $ 1,008
Total Other Financial Instruments $ 1,008 $ — $ — $ 1,008

FLEXSHARES SEMIANNUAL REPORT 324
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks* $ 53,105,620 $ — $ — $ 53,105,620
Rights 450 — — 450
Securities Lending Reinvestments
Repurchase Agreements — 610,094 — 610,094
Total Investments $ 53,106,070 $ 610,094 $ — $ 53,716,164
Other Financial Instruments
Assets
Futures Contracts $ 9,429 $ — $ — $ 9,429
  Forward Foreign Currency Contracts — 3,889 — 3,889
Liabilities
Forward Foreign Currency Contracts $ — $ (25,291) $ — $ (25,291)
Total Other Financial Instruments $ 9,429 $ (21,402) $ — $ (11,973)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks* $ 4,586,859,077 $ — $ — $ 4,586,859,077
Securities Lending Reinvestments
Certificates of Deposit — 38,471,664 — 38,471,664
Repurchase Agreements — 109,253,990 — 109,253,990
Total Investments $ 4,586,859,077 $ 147,725,654 $ — $ 4,734,584,731
Other Financial Instruments
Assets
Futures Contracts $ 452,199 $ — $ — $ 452,199
  Forward Foreign Currency Contracts — 287,101 — 287,101
Liabilities
Futures Contracts $ (394,922) $ — $ — $ (394,922)
Forward Foreign Currency Contracts — (175,689) — (175,689)
Total Other Financial Instruments $ 57,277 $ 111,412 $ — $ 168,689
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks* $ 2,322,517,200 $ — $ — $ 2,322,517,200
Securities Lending Reinvestments
Repurchase Agreements — 79,550,903 — 79,550,903
Total Investments $ 2,322,517,200 $ 79,550,903 $ — $ 2,402,068,103
Other Financial Instruments
Assets
Futures Contracts $ 391,233 $ — $ — $ 391,233
Liabilities
Forward Foreign Currency Contracts $ — $ (59,578) $ — $ (59,578)
Total Other Financial Instruments $ 391,233 $ (59,578) $ — $ 331,655

325 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks* $ 405,165,701 $ — $ — $ 405,165,701
Securities Lending Reinvestments
Repurchase Agreements — 40,307,275 — 40,307,275
Total Investments $ 405,165,701 $ 40,307,275 $ — $ 445,472,976
Other Financial Instruments
Assets
Futures Contracts $ 82,625 $ — $ — $ 82,625
  Forward Foreign Currency Contracts — 6,685 — 6,685
Liabilities
Futures Contracts $ (168,357) $ — $ — $ (168,357)
Forward Foreign Currency Contracts — (27,876) — (27,876)
Total Other Financial Instruments $ (85,732) $ (21,191) $ — $ (106,923)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds $ 7,053,076 $ — $ — $ 7,053,076
Total Investments $ 7,053,076 $ — $ — $ 7,053,076
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks* $ 1,694,554,555 $ — $ — $ 1,694,554,555
Securities Lending Reinvestments
Certificates of Deposit — 11,980,225 — 11,980,225
Repurchase Agreements — 123,660,513 — 123,660,513
Total Investments $ 1,694,554,555 $ 135,640,738 $ — $ 1,830,195,293
Other Financial Instruments
Assets
Futures Contracts $ 10,193 $ — $ — $ 10,193
Total Other Financial Instruments $ 10,193 $ — $ — $ 10,193

FLEXSHARES SEMIANNUAL REPORT 326
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks* $ 395,588,932 $ — $ — $ 395,588,932
Securities Lending Reinvestments
Repurchase Agreements — 16,480,786 — 16,480,786
Total Investments $ 395,588,932 $ 16,480,786 $ — $ 412,069,718
Other Financial Instruments
Liabilities
Futures Contracts $ (32,572) $ — $ — $ (32,572)
Total Other Financial Instruments $ (32,572) $ — $ — $ (32,572)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks* $ 656,764,965 $ — $ — $ 656,764,965
Securities Lending Reinvestments
Repurchase Agreements — 5,810,783 — 5,810,783
Total Investments $ 656,764,965 $ 5,810,783 $ — $ 662,575,748
Other Financial Instruments
Assets
Futures Contracts $ 131,157 $ — $ — $ 131,157
  Forward Foreign Currency Contracts — 15,443 — 15,443
Liabilities
Futures Contracts $ (70,494) $ — $ — $ (70,494)
Forward Foreign Currency Contracts — (275,581) — (275,581)
Total Other Financial Instruments $ 60,663 $ (260,138) $ — $ (199,475)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks* $ 64,779,150 $ — $ — $ 64,779,150
Securities Lending Reinvestments
Repurchase Agreements — 3,084,667 — 3,084,667
Total Investments $ 64,779,150 $ 3,084,667 $ — $ 67,863,817
Other Financial Instruments
Assets
Futures Contracts $ 15,386 $ — $ — $ 15,386
  Forward Foreign Currency Contracts — 3,075 — 3,075
Liabilities
Forward Foreign Currency Contracts $ — $ (22,802) $ — $ (22,802)
Total Other Financial Instruments $ 15,386 $ (19,727) $ — $ (4,341)

327 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 2,394,917,987 $ — $ 2,394,917,987
Total Investments $ — $ 2,394,917,987 $ — $ 2,394,917,987
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 792,145,322 $ — $ 792,145,322
Total Investments $ — $ 792,145,322 $ — $ 792,145,322
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities $ — $ 83,022,407 $ — $ 83,022,407
Total Investments $ — $ 83,022,407 $ — $ 83,022,407
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 500,639,302 $ — $ 500,639,302
Securities Lending Reinvestments
Certificates of Deposit — 2,998,942 — 2,998,942
Repurchase Agreements — 88,337,225 — 88,337,225
Short-Term Investments — 2,529,703 — 2,529,703
Total Investments $ — $ 594,505,172 $ — $ 594,505,172
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Asset-Backed Securities $ — $ 39,640 $ — $ 39,640
Corporate Bonds* — 34,752,916 — 34,752,916
Short-Term Investments — 369,956 — 369,956
Total Investments $ — $ 35,162,512 $ — $ 35,162,512

FLEXSHARES SEMIANNUAL REPORT 328
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds* $ — $ 1,230,823,712 $ — $ 1,230,823,712
Securities Lending Reinvestments
Certificates of Deposit — 27,950,290 — 27,950,290
Commercial Paper — 3,999,772 — 3,999,772
Repurchase Agreements — 191,637,804 — 191,637,804
Short-Term Investments — 10,598,754 — 10,598,754
Total Investments $ — $ 1,465,010,332 $ — $ 1,465,010,332
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds* $ — $ 43,891,650 $ — $ 43,891,650
Total Investments $ — $ 43,891,650 $ — $ 43,891,650
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Ultra-Short Income Fund
Investments
Asset-Backed Securities $ — $ 93,059,275 $ — $ 93,059,275
Collateralized Mortgage Obligations — 18,951,565 — 18,951,565
Commercial Mortgage-Backed Securities — 4,552,973 — 4,552,973
Corporate Bonds* — 1,038,470,974 — 1,038,470,974
U.S. Treasury Obligations — 20,372,090 — 20,372,090
Short-Term Investments — 42,294,865 — 42,294,865
Total Investments $ — $ 1,217,701,742 $ — $ 1,217,701,742
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds $ 128,445,084 $ — $ — $ 128,445,084
Securities Lending Reinvestments
Repurchase Agreements — 18,479,083 — 18,479,083
Short-Term Investments — 420,504 — 420,504
Total Investments $ 128,445,084 $ 18,899,587 $ — $ 147,344,671
Other Financial Instruments
Assets
Futures Contracts $ 223,774 $ — $ — $ 223,774
Liabilities
Futures Contracts $ (261,078) $ — $ — $ (261,078)
Total Other Financial Instruments $ (37,304) $ — $ — $ (37,304)
* See Schedules of Investments for segregation by industry type.

329 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Foreign Securities
Certain Funds invest in publicly-traded equity securities
of issuers in countries other than the United States of
America (“U.S.”). Such investments include direct in-
vestments in non-U.S. dollar denominated securities
traded outside the U.S. The Funds’ investments in for-
eign securities also may be in the form of ADRs and
Global Depositary Receipts (“GDRs”) (collectively, “De-
positary Receipts”) based on securities in their Under-
lying Indexes. ADRs are receipts that are traded in the
United States evidencing ownership of the underlying
foreign securities and are denominated in U.S. dollars.
GDRs are receipts issued by a non-U.S. financial in-
stitution evidencing ownership of underlying foreign or
U.S. securities and usually are denominated in foreign
currencies. GDRs may not be denominated in the same
currency as the securities they represent. Generally,
GDRs are designed for use in foreign securities mar-
kets.
In addition to investment risks associated with the un-
derlying issuer, ADRs and GDRs expose a Fund to risk
associated with non-uniform terms that apply to ADR
and GDR programs, credit exposure to the depository
bank and to the sponsors and other parties with whom
the depository bank establishes the programs, currency
and liquidity risk. ADRs and GDRs are generally subject
to the same risks as the foreign securities that they evi-
dence or into which they may be converted.
To the extent a Fund invests in ADRs, such ADRs will be
listed on a national securities exchange. To the extent
a Fund invests in GDRs, such GDRs will be listed on a
foreign exchange. A Fund will not invest in any unlist-
ed Depositary Receipt, any Depositary Receipt that NTI
deems to be illiquid or any Depositary Receipt for which
market quotations are not readily available. Generally,
all Depositary Receipts must be sponsored.
Certain Funds may invest in U.S. dollar denominated
bonds of non-U.S. corporations and debt securities of
foreign governments.
Investing in foreign securities, including Depositary Re-
ceipts, may result in a Fund experiencing more rapid
and extreme changes in value than a fund that invests
exclusively in U.S. securities, due to less liquid markets,
and adverse economic, political, diplomatic, financial,
and regulatory factors. Foreign governments also may
impose taxes and limits on investment and repatriation.
Any of these events could cause the value of a Fund’s
foreign investment to decline. To the extent that a Fund’s
assets are significantly invested in a single country or
geographic region, a Fund will be subject to the risks
associated with that particular country or region.
Certain Funds may invest their assets in emerging mar-
ket countries. The markets of emerging market countries
are less developed and less liquid, subject to greater
price volatility and generally subject to increased eco-
nomic, political, regulatory and other uncertainties than
more developed foreign markets. The risks of foreign
investment are increased when the issuer is located in a
country with an emerging economy or securities market.
Inflation-Indexed Securities
Certain Funds may invest in U.S. Treasury Inflation-Pro-
tected Securities (“TIPS”).
TIPS have varying maturities and pay interest on a
semiannual basis equal to a fixed percentage of the in-
flation adjusted principal amount. If the periodic adjust-
ment rate measuring inflation falls, the principal value
of TIPS will be adjusted downward, and consequently
the interest payable on these securities (calculated with
respect to a smaller principal amount) will be reduced.
Repayment of the original bond principal upon maturity
(as adjusted for inflation) is guaranteed in the case of
TIPS, even during a period of deflation.
The value of TIPS is expected to change in response
to changes in real interest rates. Real interest rates in
turn are tied to the relationship between nominal interest
rates and the rate of inflation. Therefore, if the rate of
inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase
in value of TIPS. In contrast, if nominal interest rates
increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any
increase in the principal amount of TIPS will be consid-
ered taxable ordinary income, even though investors do
not receive their principal until maturity.
While these securities are expected to be protected
from long-term inflationary trends, short-term increas-
es in inflation may lead to a decline in value. If interest
rates rise due to reasons other than inflation, investors
in these securities may not be protected to the extent
that the increase is not reflected in the TIPS’ inflation
measure.

FLEXSHARES SEMIANNUAL REPORT 330
Notes to the Financial Statements (cont.)
The periodic adjustment of TIPS is tied to the Consum-
er Price Index for Urban Consumers (“CPI-U”), which is
calculated monthly by the U.S. Bureau of Labor Statis-
tics. The CPI-U is a measurement of changes in the cost
of living, made up of components such as housing, food,
transportation and energy. There can be no assurance
that the CPI-U will accurately measure the real rate of
inflation in the prices of goods and services.
Mortgage-Backed Pass-Through Securi-
ties
The FlexShares
®
Disciplined Duration MBS Index Fund
invests primarily in U.S. agency mortgage-backed pass-
through securities (“MBS”), a category of pass-through
securities backed by pools of mortgages and issued
by one of the following U.S. government agencies:
the Federal National Mortgage Association (FNMA or
Fannie Mae), the Federal Home Loan Mortgage Cor-
poration (FHLMC or Freddie Mac) or the Government
National Mortgage Association (GNMA or Ginnie Mae)
(each a “US Agency”). Certain Index Funds will invest in
the securities of such Index Fund's Underlying Index
and in “to-be announced transactions” (“TBA transac-
tions”) that represent securities in its Underlying Index.
In a TBA transaction, the buyer and seller agree upon
general trade parameters such as agency, coupon rate,
settlement date, par amount and price. The actual pools
delivered generally are determined two days prior to
settlement.
Mortgage Dollar Rolls
Certain Funds may enter into mortgage dollar roll trans-
actions. A mortgage dollar roll involves the sale by the
Fund of securities for delivery in the future (generally
within 30 days). The Fund simultaneously contracts with
the same counterparty to repurchase substantially sim-
ilar (same type, coupon and maturity) but not identical
securities on a specified future date. During the roll pe-
riod, the Fund will not be entitled to accrue interest and
receive principal payments on the securities sold. How-
ever, the Fund benefits to the extent of any difference
between (a) the price received for the securities sold
and (b) the lower forward price for the future purchase
and/or fee income plus the interest earned on the cash
proceeds of the securities sold. Successful use of mort-
gage dollar rolls depends upon the Investment Adviser’s
ability to predict correctly interest rates and mortgage
prepayments. The use of this technique may diminish
the investment performance of the Fund compared with
what such performance would have been without the
use of mortgage dollar rolls.
For financial reporting and tax purposes, a Fund treats
mortgage dollar rolls as two separate transactions: one
involving the purchase of a security and a separate
transaction involving a sale. The Fund currently does
not intend to enter into mortgage dollar rolls that are
accounted for as financing and does not treat them as
borrowings.
Repurchase Agreements
To the extent consistent with its investment policies,
each Fund may enter into repurchase agreements un-
der which it purchases securities (collateral) for cash
from a seller and agrees to resell those securities to the
same seller within a specified time at a specified price.
During the term of a repurchase agreement, the market
value of the underlying collateral, including accrued in-
terest, is required to equal or exceed the market value
of the repurchase agreement. The underlying collateral
for tri-party repurchase agreements is held in accounts
at JPMorgan Chase, the Fund’s custodian, and is not
reflected in the assets of the Funds, at the Bank of New
York or JPMorgan Chase which, in turn, holds securities
through the book-entry system at the Federal Reserve
Bank of New York. The Fund is subject to credit risk on
repurchase agreements to the extent that the counter-
party fails to perform under the agreement and the value
of the collateral received falls below the agreed repur-
chase price.
The Northern Trust Company, the parent of NTI, current-
ly is a party to various Master Repurchase Agreements
with a number of different counterparties, and acts as
agent on behalf of various disclosed principals, includ-
ing the Funds and various other accounts managed by
NTI, in entering into repurchase agreements under the
Master Repurchase Agreements. NTI administers and
manages these repurchase agreements in accordance
with and as part of its duties under its investment ad-
visory agreement with the Funds and does not collect
any additional fees from the Funds for such services.
As of April 30, 2025, none of the Funds presented in
these financial statements had repurchase agreements
outstanding except as discussed below.
As of April 30, 2025, the FlexShares
®
US Quality Low
Volatility Index Fund, FlexShares
®
Developed Markets
ex-US Quality Low Volatility Index Fund, FlexShares
®

331 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Morningstar US Market Factor Tilt Index Fund, Flex-
Shares
®
Morningstar Developed Markets ex-US Fac-
tor Tilt Index Fund, FlexShares
®
Morningstar Emerging
Markets Factor Tilt Index Fund, FlexShares
®
US Quality
Large Cap Index Fund, FlexShares
®
STOXX
®
 US ESG
Select Index Fund, FlexShares
®
STOXX
®
Global ESG
Select Index Fund, FlexShares
®
ESG & Climate US
Large Cap Core Index Fund, FlexShares
®
ESG & Cli-
mate Developed Markets ex-US Core Index Fund, Flex-
Shares
®
Morningstar Global Upstream Natural Resourc-
es Index Fund, FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund, FlexShares
®
Global Quality
Real Estate Index Fund, FlexShares
®
Quality Dividend
Index Fund, FlexShares
®
Quality Dividend Defensive
Index Fund, FlexShares
®
International Quality Dividend
Index Fund, FlexShares
®
International Quality Dividend
Dynamic Index Fund, FlexShares
®
Credit-Scored US
Corporate Bond Index Fund, FlexShares
®
High Yield
Value-Scored Bond Index Fund, and FlexShares
®
Core
Select Bond Fund invested cash collateral for loans of
portfolio securities in repurchase agreements, as re-
flected in the respective Schedule of Investments under
the caption “Securities Lending Reinvestments.”
Securities Lending
Each Fund may lend securities to banks, brokers and
dealers or other qualified institutions. In exchange, the
Fund is required to receive minimum initial collateral val-
ue as follows:
The collateral is maintained thereafter, at a value equal
to at least 100% of the value of the securities loaned.
The collateral amount is valued at the beginning of each
business day and is compared to the market value of
the loaned securities from the prior business day to de-
termine if additional collateral is required. If additional
collateral is required, a request is sent to the borrower.
Securities lending may represent no more than one-third
of the value of a Fund’s total assets (including the loan
collateral). JPMorgan Chase Bank, N.A. (the “Securities
Lending Agent”) serves as the securities lending agent
for the securities lending program of a Fund.
Collateral for loans of portfolio securities made by a
Fund may consist of cash, cash equivalents, securities
issued or guaranteed by the U.S. government or for-
eign governments or its agencies (or any combination
thereof). Any cash collateral received by the Fund in
connection with these loans may be invested in a vari-
ety of short-term investments, either directly or indirectly through money market portfolios. The market value of
securities on loan and the value of investments made
with cash collateral received are disclosed in the Sched-
ules of Investments. Securities lending income includes
income from the securities lending program recorded
when earned from the Securities Lending Agent and any
fees charged to borrowers less expenses associated
with the loan. The net amount is reflected in the State-
ments of Operations under “Securities lending income
(net of fees).” The market value of the loaned securities
is determined at the close of each business day of the
Fund and any additional required collateral is delivered
to the Fund, or excess collateral returned by the Fund,
on the next business day.
When a Fund lends its securities, it will continue to re-
ceive payments equal to the dividends and interest paid
on the securities loaned and simultaneously may earn
interest on the investment of the cash collateral.
A Fund will have the right to terminate a loan at any time
and recall the loaned securities within the normal and
customary settlement time for securities transactions. A
Fund does not have the right to vote securities on loan,
but can terminate the loan and regain the right to vote if
a material event affecting the securities occurred. A bor-
rower might become insolvent or refuse to honor its ob-
ligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities
Lending Agent will exercise any and all remedies pro-
vided under the applicable borrower agreement. These
remedies include purchasing replacement securities for
the Fund by applying the collateral held from the de-
Type of Loan
Minimum Initial
Collateral
Requirement
U.S. dollar denominated securities secured by
U.S. dollar denominated government securities
or cash collateral 102%
U.S. dollar denominated securities secured
by non-U.S. dollar denominated government
securities or cash collateral 105%
Non-U.S. dollar denominated securities secured
by government securities or cash collateral in
the same denomination as the lent securities 102%
Non-U.S. dollar denominated securities secured
by government securities or cash collateral
in the different denomination from the lent
securities 105%
U.S. dollar and Non-U.S. dollar denominated
securities secured by equity securities collateral 105%

FLEXSHARES SEMIANNUAL REPORT 332
Notes to the Financial Statements (cont.)
faulting borrower against the purchase cost of the re-
placement securities. If the proceeds from the collateral
are less than the purchase cost of the replacement se-
curities, the Securities Lending Agent is responsible for
such shortfall, subject to certain limitations that are set
forth in detail in the Securities Lending Agency Agree-
ment. In this event, a Fund could experience delays in
recovering its securities and possibly may incur a capi-
tal loss. Each Fund will be responsible for any loss that
might result from its investment of the cash collateral it
receives from a borrower.
In accordance with guidance presented in FASB Ac-
counting Standard Update (“ASU”) 2014-11, Transfers
and Servicing (Topic 860): Repurchase-to-Maturity
Transactions, Repurchase Financings, and Disclosures,
liabilities under the outstanding securities lending trans-
actions as of April 30, 2025, which were comprised of
cash, were as follows:
As of April 30, 2025, the Securities Lending Agency
Agreement does not permit the Funds to enforce a net-
ting arrangement.
The cash collateral received from securities loaned as
disclosed in the Statements of Assets and Liabilities is
collateralized by securities on loan as disclosed with-
in the Schedules of Investments and such borrowings
have maturities that are overnight and continuous.
Securities lending agreements may be subject to regu-
lation as qualified financial contracts (“QFCs”). Regula-
tions adopted by federal banking regulators under the
Dodd-Frank Act, which took effect in 2019, require that
certain QFCs with counterparties that are part of U.S. or
foreign global systemically important banking organiza-
tions be amended to include contractual restrictions on
close-out and cross-default rights. If a covered counter-
party of a Fund or certain of the covered counterparty's
affiliates were to become subject to certain insolvency
proceedings, the Fund may be temporarily unable to ex-
ercise certain default rights, and the QFC may be trans-
ferred to another entity. These requirements may impact
a Fund's credit and counterparty risks. The remaining
maturities of the securities lending transactions are con-
sidered overnight and continuous.
Derivative Contracts
Futures Contracts
All of the Index Funds may invest in futures contracts
to help track the price and yield performance of their
Underlying Indexes. At the time a Fund enters into a
futures contract, it is generally required to make a mar-
gin deposit with the custodian of a specified amount
of liquid assets. Subsequent payments to be made or
received by the Funds equal to the change in contract
value are recorded as variation margin payable or re-
ceivable and offset in unrealized gains or losses. Fu-
tures are marked to market each day with the change in
value reflected in the unrealized gains or losses. A Fund
recognizes a realized gain or loss when a contract is
closed or expires. The Statements of Operations reflect
unrealized gains or losses on open futures contracts, as
“Net change in unrealized appreciation (depreciation)
on futures contracts”, and any realized gains (losses)
on closed futures contracts as “Net realized gain (loss)
from Expiration or closing of futures contracts”.
Certain Funds may take long or short positions in fu-
tures to manage the Fund’s exposure to interest rate
risk. The Fund seeks to mitigate the potential impact of
interest rates on the performance of bonds by entering
into short positions in U.S. Treasury futures or transac-
Fund
FlexShares
®
US Quality Low Volatility Index Fund
$ 4,075,678
FlexShares
®
Developed Markets ex-US Quality Low
Volatility Index Fund
1,151,524
FlexShares
®
Morningstar US Market Factor Tilt Index
Fund
172,527,867
FlexShares
®
Morningstar Developed Markets ex-US
Factor Tilt Index Fund
18,949,876
FlexShares
®
Morningstar Emerging Markets Factor
Tilt Index Fund
2,026,385
FlexShares
®
US Quality Large Cap Index Fund
4,313,805
FlexShares
®
STOXX® US ESG Select Index Fund
515,142
FlexShares
®
STOXX® Global ESG Select Index Fund
1,872,918
FlexShares
®
ESG & Climate US Large Cap Core
Index Fund
505,859
FlexShares
®
ESG & Climate Developed Markets ex-
US Core Index Fund
610,094
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund
147,722,608
FlexShares
®
STOXX® Global Broad Infrastructure
Index Fund
79,550,903
FlexShares
®
Global Quality Real Estate Index Fund
40,307,275
FlexShares
®
Quality Dividend Index Fund
135,638,019
FlexShares
®
Quality Dividend Defensive Index Fund
16,480,786
FlexShares
®
International Quality Dividend Index
Fund
5,810,783
FlexShares
®
International Quality Dividend Dynamic
Index Fund
3,084,667
FlexShares
®
Credit-Scored US Corporate Bond Index
Fund
91,337,225
FlexShares
®
High Yield Value-Scored Bond Index
Fund
223,582,118
FlexShares
®
Core Select Bond Fund
18,479,083

333 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
tions in interest rate swaps. The Fund’s short positions
in U.S. Treasury futures and interest rate swaps are not
intended to mitigate credit spread risk or other factors
influencing the price of bonds, which may have a great-
er impact than interest rates. In addition, when interest
rates fall, long-only bond investments will perform better
than the Fund’s investments.
As of April 30, 2025, the FlexShares
®
US Quality Low
Volatility Index Fund, FlexShares
®
Developed Markets
ex-US Quality Low Volatility Index Fund, FlexShares
®
Emerging Markets Quality Low Volatility Index Fund,
FlexShares
®
Morningstar US Market Factor Tilt Index
Fund, FlexShares
®
Morningstar Developed Markets
ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares
®
US Quality Large Cap Index Fund, FlexShares
®
STOXX
®
US ESG Select Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG &
Climate US Large Cap Core Index Fund, FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund, FlexShares
®
Morningstar Global Upstream Natu-
ral Resources Index Fund, FlexShares
®
STOXX
®
Glob-
al Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Quality
Dividend Index Fund, FlexShares
®
Quality Dividend De-
fensive Index Fund, FlexShares
®
International Quality
Dividend Index Fund, FlexShares
®
International Quality
Dividend Dynamic Index Fund, and FlexShares
®
Core
Select Bond Fund had open futures contracts.
The use of futures contracts involves, to varying degrees,
elements of market and counterparty risk, which may
exceed the amounts recognized in the Statements of
Assets and Liabilities. Futures contracts present the fol-
lowing risks: imperfect correlation between the change
in market value of a Fund’s securities and the price of
futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated mar-
ket movements, which potentially are unlimited; and the
possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange
rates and other economic factors. Futures markets are
highly volatile and the use of futures may increase the
volatility of a Fund’s NAV. As a result of the low margin
deposits normally required in futures trading, a relatively
small price movement in a futures contract may result in
substantial losses to a Fund. Futures contracts may be
illiquid, and exchanges may limit fluctuations in futures
contract prices during a single day. Foreign exchanges
or boards of trade generally do not offer the same pro-
tection as U.S. exchanges.
Foreign Currency Translations
Values of investments denominated in foreign curren-
cies are converted into U.S. dollars using the prevailing
market rates on the date of valuation as quoted by one
or more banks or dealers that make a two-way market
in such currencies (or a data service provider based
on quotations received from such banks or dealers).
Any use of a rate different from the rates used by an
Underlying Index’s index provider may affect the cor-
responding Index Fund’s ability to track its Underlying
Index. The cost of purchases and proceeds from sales
of investments, interest and dividend income are trans-
lated into U.S. dollars using the spot market rate of ex-
change prevailing on the respective dates of such trans-
actions. “Net realized gain (loss) on foreign currency
transactions” on the Statements of Operations include
the effect of changes in exchange rates between trade
date and settlement date on investment security trans-
actions, foreign currency transactions and interest and
dividends received, and the portion of foreign currency
gains and losses related to fluctuation in exchange rates
between the initial purchase trade date and subsequent
sale trade date is included in “Net realized gain (loss)
on investment in securities” on the Statements of Oper-
ations. Unrealized gains and losses on assets and lia-
bilities, other than investments in securities, which result from changes in foreign currency exchange rates have
been included in “Net change in unrealized appreciation
(depreciation) on translation of other assets and liabil-
ities denominated in foreign currencies” on the State-
ments of Operations.
Forward Foreign Currency Exchange Con-
tracts
Certain Funds may enter into forward foreign currency
exchange contracts to facilitate local settlements, or to
protect against currency exposure in connection with
its distributions to shareholders and in order to protect
against uncertainty in the level of future foreign currency
exchange rates. The Funds, however, do not expect to
engage in currency transactions for speculative purpos-
es (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-
to-market” daily at the applicable exchange rates and
any resulting unrealized gains or losses are recorded.
The Funds record realized gains or losses at the time
the forward foreign currency exchange contract is offset

FLEXSHARES SEMIANNUAL REPORT 334
Notes to the Financial Statements (cont.)
by entering into a closing transaction or extinguished
by delivery of the currency. The difference between the
future foreign currency exchange rates at the date of
entry into the contract and the rates at the reporting date
are included in “Net change in unrealized appreciation
(depreciation) on forward foreign currency contracts” in
the Statements of Operations. Non-deliverable forward
foreign currency exchange contracts are settled with the
counterparty in U.S. Dollars without the delivery of for-
eign currency.
There are several risks associated with these contracts.
One risk is the potential inability of counterparties to
meet the terms of their contracts, and unanticipated
movements in the value of a foreign currency relative
to the U.S. dollar. The contractual amounts of forward
foreign currency exchange contracts do not necessarily
represent the amounts potentially subject to risk. The
measurement of the risks associated with these instru-
ments is meaningful only when all related and offsetting
transactions are considered. The Statements of Oper-
ations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) from settlement of forward foreign
currency contracts” and (ii) unrealized gains or losses
in “Net change in unrealized appreciation (depreciation)
on forward foreign currency contracts”. Forward foreign
currency exchange contracts are privately negotiated
transactions and can have substantial price volatility. As
a result, they offer less protection against default by the
other party than is available for instruments traded on
an exchange. The institutions that deal in forward for-
eign currency exchange contracts are not required to
continue to make markets in the currencies they trade,
and these markets can experience periods of illiquidity.
As of April 30, 2025, the FlexShares
®
Developed Mar-
kets ex-US Quality Low Volatility Index Fund, Flex-
Shares
®
Emerging Markets Quality Low Volatility Index
Fund, FlexShares
®
Morningstar Developed Markets
ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund, FlexShares
®
Morningstar Global Upstream Natu-
ral Resources Index Fund, FlexShares
®
STOXX
®
Glob-
al Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Interna-
tional Quality Dividend Index Fund, and FlexShares
®
International Quality Dividend Dynamic Index Fund had
open forward foreign currency contracts.
TBA Transactions
Certain Funds may seek to obtain exposure to U.S.
agency mortgage-backed pass-through securities, in
whole or in part, through the use of TBA transactions.
In a TBA transaction, the buyer and seller agree upon
general trade parameters such as agency, coupon rate,
settlement date, par amount and price. The actual pools
delivered generally are determined two days prior to the
settlement date. The Fund may use TBA transactions
in several ways. For example, the Fund may regularly
enter into TBA agreements and “roll over” such agree-
ments prior to the settlement date stipulated in such
agreements. This type of TBA transaction is sometimes
known as a “TBA Roll.” In a TBA Roll, the Fund general-
ly will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement
date and will enter into a new TBA agreement for future
delivery of pools of mortgage-backed pass-through se-
curities.
In addition, the Fund may enter into TBA agreements
and settle such transactions on the stipulated settle-
ment date by accepting actual receipt or delivery of the
pools of mortgage-backed securities stipulated in the
TBA agreement. Pending settlement of such contracts,
the Fund may cover its payment obligations at settle-
ment by investing its assets in liquid, short-term instru-
ments or cash equivalents, or designate other liquid se-
curities, which will be marked to market daily. The Fund
may also cover its payment obligations at settlement by
investing in shares of money market funds advised by
NTI or its affiliates, which will result in the Fund assum-
ing its pro rata share of the fees and expenses of the
money market funds in addition to the Fund’s own fees
and expenses.
TBA Transactions investments involve the risk of loss
if the securities received are less favorable than what
was anticipated by the Fund when entering into the TBA
transaction. TBA transactions also involve the risk that
the counterparty will fail to deliver the securities, expos-
ing the Fund to further losses. Default or bankruptcy of
a counterparty to a TBA transaction would expose the
Fund to possible losses because of adverse market
action, expenses or delays in connection with the pur-
chase or sale of the pools of mortgage pass-through se-
curities specified in the TBA transaction. Whether or not
the Fund takes delivery of the securities at the termina-
tion date of a TBA transaction, the Fund will nonetheless
be exposed to changes in the value of the underlying

335 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
investments during the term of the agreement.
Offsetting of Financial Assets and Deriva-
tive Assets
The Funds’ accounting policy with respect to balance
sheet offsetting is that, absent an event of default by
the counterparty or a termination of the agreement, the
International Swaps and Derivatives Association (ISDA)
Master Agreement or similar agreement does not result
in an offset of reported amounts of financial assets and
financial liabilities in the Statements of Assets and Lia-
bilities across transactions between the Fund and the
applicable counterparty. In the event of a default, the
agreement provides the right for the non-defaulting party
to liquidate the collateral and calculate the net exposure
to the defaulting party or request additional collateral.
The Funds’ right to setoff may be restricted or prohibited
by the bankruptcy or insolvency laws of the particular
jurisdiction to which a specific master netting agreement
counterparty is subject.
For financial reporting purposes, the Trust can offset fi-
nancial assets and financial liabilities of the FlexShares
®
Developed Markets ex-US Quality Low Volatility Index
Fund, FlexShares
®
Emerging Markets Quality Low Vol-
atility Index Fund, FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund,
FlexShares
®
STOXX
®
Global ESG Select Index Fund,
FlexShares
®
ESG & Climate Developed Market ex-US
Core Index Fund, FlexShares
®
Morningstar Global Up-
stream Natural Resources Index Fund, FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund, Flex-
Shares
®
Global Quality Real Estate Index Fund, Flex-
Shares
®
International Quality Dividend Index Fund, and
the FlexShares
®
International Quality Dividend Dynamic
Index Fund that are subject to master netting arrange-
ments or similar agreements in the Statements of As-
sets and Liabilities. The following table presents the
gross and net amounts of these assets and liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
FlexShares
®
Developed
Markets ex-US Quality
Low Volatility Index Fund
Foreign Currency Contracts —
Bank of Montreal $ 1,147 $ (884) $ – $ 263
Foreign Currency Contracts —
BNP Paribas SA 261 – – 261
Foreign Currency Contracts —
Goldman Sachs & Co. LLC 77 – – 77
Total $ 1,485 $ (884) $ – $ 601
FlexShares
®
Emerging
Markets Quality Low
Volatility Index Fund
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 73 – – 73
Total $ 73 $ – $ – $ 73
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
Foreign Currency Contracts —
Bank of Montreal 14,007 – – 14,007
Foreign Currency Contracts —
Citibank NA 12,938 (12,938) – –
Foreign Currency Contracts —
JPMorgan Chase Bank NA 61,206 (49,785) – 11,421

FLEXSHARES SEMIANNUAL REPORT 336
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
Foreign Currency Contracts —
Morgan Stanley $ 8,172 $ (2,614) $ – $ 5,558
Total $ 96,323 $ (65,337) $ – $ 30,986
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund
Foreign Currency Contracts —
UBS AG 514 (514) – –
Total $ 514 $ (514) $ – $ –
FlexShares
®
STOXX®
Global ESG Select Index
Fund
Foreign Currency Contracts —
JPMorgan Chase Bank NA 8,746 (8,558) – 188
Total $ 8,746 $ (8,558) $ – $ 188
FlexShares
®
ESG &
Climate Developed
Markets ex-US Core
Index Fund
Foreign Currency Contracts —
Bank of Montreal 2,043 (2,043) – –
Foreign Currency Contracts —
JPMorgan Chase Bank NA 1,846 (1,846) – –
Total $ 3,889 $ (3,889) $ – $ –
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund
Foreign Currency Contracts —
Bank of Montreal 255,794 (56,028) – 199,766
Foreign Currency Contracts —
Citibank NA 26,866 (26,866) – –
Foreign Currency Contracts —
Morgan Stanley 2,243 (2,243) – –
Foreign Currency Contracts —
UBS AG 2,198 (2,198) – –
Total $ 287,101 $ (87,335) $ – $ 199,766
FlexShares
®
Global
Quality Real Estate Index
Fund
Foreign Currency Contracts —
Morgan Stanley 6,685 – – 6,685
Total $ 6,685 $ – $ – $ 6,685

337 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
FlexShares
®
International
Quality Dividend Index
Fund
Foreign Currency Contracts —
Bank of Montreal $ 15,443 $ (15,443) $ – $ –
Total $ 15,443 $ (15,443) $ – $ –
FlexShares
®
International
Quality Dividend Dynamic
Index Fund
Foreign Currency Contracts —
Bank of Montreal 1,269 (1,269) – –
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 1,806 – – 1,806
Total $ 3,075 $ (1,269) $ – $ 1,806
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
FlexShares
®
Developed
Markets ex-US Quality
Low Volatility Index Fund
Foreign Currency Contracts —
Bank of Montreal $ 884 $ (884) $ – $ –
Foreign Currency Contracts —
Citigroup Global Markets, Inc. 3,945 – – 3,945
Foreign Currency Contracts —
Morgan Stanley 3,115 – – 3,115
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 11,982 – – 11,982
Total $ 19,926 $ (884) $ – $ 19,042
FlexShares
®
Emerging
Markets Quality Low
Volatility Index Fund
Foreign Currency Contracts —
Citigroup Global Markets, Inc. 1,330 – – 1,330
Total $ 1,330 $ – – $ 1,330
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
Foreign Currency Contracts —
Citibank NA 35,218 (12,938) – 22,280
Foreign Currency Contracts —
JPMorgan Chase Bank NA 49,785 (49,785) – –
Foreign Currency Contracts —
Morgan Stanley 2,614 (2,614) – –

FLEXSHARES SEMIANNUAL REPORT 338
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
Foreign Currency Contracts —
UBS AG $ 3,262 $ – $ – $ 3,262
Total $ 90,879 $ (65,337) – $ 25,542
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund
Foreign Currency Contracts —
Bank of Montreal 395 – – 395
Foreign Currency Contracts —
Citibank NA 24,935 – – 24,935
Foreign Currency Contracts —
UBS AG 635 (514) – 121
Total $ 25,965 $ (514) – $ 25,451
FlexShares
®
STOXX®
Global ESG Select Index
Fund
Foreign Currency Contracts —
Bank of Montreal 7,375 – – 7,375
Foreign Currency Contracts —
Citibank NA 9,765 – – 9,765
Foreign Currency Contracts —
JPMorgan Chase Bank NA 8,558 (8,558) – –
Foreign Currency Contracts —
Morgan Stanley 5,745 – – 5,745
Total $ 31,443 $ (8,558) – $ 22,885
FlexShares
®
ESG &
Climate Developed
Markets ex-US Core
Index Fund
Foreign Currency Contracts —
Bank of Montreal 3,908 (2,043) – 1,865
Foreign Currency Contracts —
BNP Paribas SA 109 – – 109
Foreign Currency Contracts —
Citigroup Global Markets, Inc. 4,871 – – 4,871
Foreign Currency Contracts —
JPMorgan Chase Bank NA 8,643 (1,846) – 6,797
Foreign Currency Contracts —
Morgan Stanley 7,760 – – 7,760
Total $ 25,291 $ (3,889) – $ 21,402
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund
Foreign Currency Contracts —
Bank of Montreal 56,028 (56,028) – –
Foreign Currency Contracts —
Citibank NA 58,386 (26,866) – 31,520
Foreign Currency Contracts —
JPMorgan Chase Bank NA 3,632 – – 3,632
Foreign Currency Contracts —
Morgan Stanley 2,528 (2,243) – 285

339 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
Foreign Currency Contracts —
UBS AG $ 55,115 $ (2,198) $ – $ 52,917
Total $ 175,689 $ (87,335) – $ 88,354
FlexShares
®
STOXX®
Global Broad
Infrastructure Index Fund
Foreign Currency Contracts —
JPMorgan Chase Bank NA 59,578 – – 59,578
Total $ 59,578 $ – – $ 59,578
FlexShares
®
Global
Quality Real Estate Index
Fund
Foreign Currency Contracts —
Bank of Montreal 3,659 – – 3,659
Foreign Currency Contracts —
BNP Paribas SA 1,004 – – 1,004
Foreign Currency Contracts —
Goldman Sachs & Co. 117 – – 117
Foreign Currency Contracts —
JPMorgan Chase Bank NA 23,096 – – 23,096
Total $ 27,876 $ – – $ 27,876
FlexShares
®
International
Quality Dividend Index
Fund
Foreign Currency Contracts —
Bank of Montreal 63,648 (15,443) – 48,205
Foreign Currency Contracts —
Citibank NA 92,117 – – 92,117
Foreign Currency Contracts —
JPMorgan Chase Bank NA 69,782 – – 69,782
Foreign Currency Contracts —
Morgan Stanley 17,904 – – 17,904
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 16,042 – – 16,042
Foreign Currency Contracts —
UBS AG 16,088 – – 16,088
Total $ 275,581 $ (15,443) – $ 260,138
FlexShares
®
International
Quality Dividend Dynamic
Index Fund
Foreign Currency Contracts —
Bank of Montreal 11,879 (1,269) – 10,610
Foreign Currency Contracts —
Citibank NA 5,363 – – 5,363
Foreign Currency Contracts —
Morgan Stanley 3,217 – – 3,217
Foreign Currency Contracts —
UBS AG 2,343 – – 2,343
Total $ 22,802 $ (1,269) – $ 21,533

FLEXSHARES SEMIANNUAL REPORT 340
Notes to the Financial Statements (cont.)
The following tables indicate the location of derivative-
related items on the Statements of Assets and
Liabilities as well as the effect of derivative instruments
on the Statements of Operations during the reporting
period.
As of April 30, 2025, the volume of derivative activities,
which represents activities throughout the period, was
as follows:
Derivatives by risk type Statements of Assets and Liabilities Location Fund Value
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® US Quality Low Volatility Index
Fund $(5,342)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund 15,130
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund 1,485
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund (19,926)
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Emerging Markets Quality Low
Volatility Index Fund (5,111)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Emerging Markets Quality Low
Volatility Index Fund 73
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Emerging Markets Quality Low
Volatility Index Fund (1,330)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Morningstar US Market Factor
Tilt Index Fund 26,549
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Morningstar US Market Factor
Tilt Index Fund (19,680)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund 59,792
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund (61,540)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund 96,323
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund (90,879)
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Morningstar Emerging Markets
Factor Tilt Index Fund (55,971)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Morningstar Emerging Markets
Factor Tilt Index Fund 514
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Morningstar Emerging Markets
Factor Tilt Index Fund (25,965)
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® US Quality Large Cap Index
Fund (6,421)
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® STOXX® US ESG Select
Index Fund (3,144)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® STOXX® Global ESG Select
Index Fund 8,155
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® STOXX® Global ESG Select
Index Fund (12,399)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® STOXX® Global ESG Select
Index Fund 8,746
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® STOXX® Global ESG Select
Index Fund (31,443)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® ESG & Climate US Large Cap
Core Index Fund 1,008
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund 9,429
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund 3,889
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund (25,291)

341 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Derivatives by risk type Statements of Assets and Liabilities Location Fund Value
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Morningstar Global Upstream
Natural Resources Index Fund 452,199
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Morningstar Global Upstream
Natural Resources Index Fund (394,922)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Morningstar Global Upstream
Natural Resources Index Fund 287,101
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Morningstar Global Upstream
Natural Resources Index Fund (175,689)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® STOXX® Global Broad
Infrastructure Index Fund 391,233
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® STOXX® Global Broad
Infrastructure Index Fund (59,578)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® Global Quality Real Estate
Index Fund 82,625
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Global Quality Real Estate
Index Fund (168,357)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® Global Quality Real Estate
Index Fund 6,685
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® Global Quality Real Estate
Index Fund (27,876)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts* FlexShares® Quality Dividend Index Fund 10,193
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® Quality Dividend Defensive
Index Fund (32,572)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® International Quality Dividend
Index Fund 131,157
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares® International Quality Dividend
Index Fund (70,494)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® International Quality Dividend
Index Fund 15,443
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® International Quality Dividend
Index Fund (275,581)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares® International Quality Dividend
Dynamic Index Fund 15,386
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares® International Quality Dividend
Dynamic Index Fund 3,075
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares® International Quality Dividend
Dynamic Index Fund (22,802)
Interest Rate Futures Contracts Assets — Unrealized appreciation on futures contracts* FlexShares® Core Select Bond Fund 223,774
Interest Rate Futures Contracts Liabilities — Unrealized depreciation on futures contracts* FlexShares® Core Select Bond Fund (261,078)
* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® US Quality Low Volatility
Index Fund $(107,049) $4,039
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund (1,594) 34,037

FLEXSHARES SEMIANNUAL REPORT 342
Notes to the Financial Statements (cont.)
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund 20,608 (27,953)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Emerging Markets Quality
Low Volatility Index Fund 4,149 (9,461)
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Emerging Markets Quality
Low Volatility Index Fund 1,127 (1,226)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar US Market
Factor Tilt Index Fund (503,094) (69,295)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund 60,390 (7,456)
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund (26,885) 25,530
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar Emerging
Markets Factor Tilt Index Fund 58,882 (111,992)
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Morningstar Emerging
Markets Factor Tilt Index Fund 30,361 (33,345)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® US Quality Large Cap Index
Fund (101,071) (12,795)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® STOXX® US ESG Select
Index Fund (50,101) (11,893)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® STOXX® Global ESG Select
Index Fund (52,680) 5,920
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® STOXX® Global ESG Select
Index Fund 26,294 (39,996)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® ESG & Climate US Large
Cap Core Index Fund (3,377) (4,584)

343 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund (21,099) 42,521
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund 20,947 (36,722)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar Global
Upstream Natural Resources Index Fund (330,092) (183,479)
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Morningstar Global
Upstream Natural Resources Index Fund 106,908 51,989
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® STOXX® Global Broad
Infrastructure Index Fund (117,635) 377,054
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® STOXX® Global Broad
Infrastructure Index Fund – (59,578)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Global Quality Real Estate
Index Fund (453,061) (147,867)
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Global Quality Real Estate
Index Fund (44,839) 6,239
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts FlexShares® Quality Dividend Index Fund (650,889) (36,951)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Quality Dividend Defensive
Index Fund (173,413) (46,315)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® International Quality
Dividend Index Fund (389,651) 340,755
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® International Quality
Dividend Index Fund 381,354 (454,236)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® International Quality
Dividend Dynamic Index Fund (57,193) 37,634

FLEXSHARES SEMIANNUAL REPORT 344
Notes to the Financial Statements (cont.)
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® International Quality
Dividend Dynamic Index Fund 14,467 (30,577)
Interest Rate Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts FlexShares® Core Select Bond Fund 265,472 80,638

345 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Activity for the fiscal period is measured by the number
of trades during the fiscal year and average notional
amount for foreign currency exchange contracts, equity
futures contracts and interest rate contracts.
    Foreign Exchange
Contracts                                 Equity Contracts                                          Interest Rate Futures
Fund
Number
of
Trades
Average
Notional
Amount
Number
of
Trades
Long
Average
Notional
Amount
Long
Number
of Trades
Short
Average
Notional
Balance
Short
Number
of Trades
Long
Average
Notional
Balance
Long
Number
of Trades
Short
Average
Notional
Balance
Short
FlexShares
®
US Quality
Low Volatility Index Fund – $– 143 $35,099 – $– – $– – $–
FlexShares
®
Developed
Markets ex-US Quality Low
Volatility Index Fund – 20,199 16 120,859 – – – – – –
FlexShares
®
Emerging
Markets Quality Low
Volatility Index Fund – 18,035 7 56,164 – – – – – –
FlexShares
®
Morningstar
US Market Factor Tilt Index
Fund – – 184 231,822 – – – – – –
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund – 198,011 233 97,036 – – – – – –
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund – 77,051 162 55,731 – – – – – –
FlexShares
®
US Quality
Large Cap Index Fund – – 286 29,415 – – – – – –
FlexShares
®
STOXX® US
ESG Select Index Fund – – 125 33,687 – – – – – –
FlexShares
®
STOXX®
Global ESG Select Index
Fund – 86,378 88 91,301 – – – – – –
FlexShares
®
ESG & Climate
US Large Cap Core Index
Fund – – 69 29,805 – – – – – –
FlexShares
®
ESG & Climate
Developed Markets ex-
US Core Index Fund – 32,935 18 120,244 – – – – – –
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund – 475,446 1,513 130,185 – – – – – –
FlexShares
®
STOXX®
Global Broad Infrastructure
Index Fund – 1,189,231 582 157,478 – – – – – –
FlexShares
®
Global Quality
Real Estate Index Fund – 59,204 184 175,339 – – – – – –
FlexShares
®
Quality
Dividend Index Fund – – 165 299,808 – – – – – –
FlexShares
®
Quality
Dividend Defensive Index
Fund – – 164 94,641 – – – – – –
FlexShares
®
International
Quality Dividend Index Fund – 252,052 491 87,877 – – – – – –
FlexShares
®
International
Quality Dividend Dynamic
Index Fund – 40,623 54 85,712 – – – – – –
FlexShares
®
Core Select
Bond Fund – – – – – – 1,341 162,877 314 161,688

FLEXSHARES SEMIANNUAL REPORT 346
Notes to the Financial Statements (cont.)
Taxes and Distributions
Each Fund has qualified and intends to continue to
qualify as a regulated investment company by comply-
ing with the requirements under Subchapter M of the
Internal Revenue Code of 1986, as amended, which in-
cludes distributing substantially all of its net investment
income and net capital gains to shareholders. Accord-
ingly, no provision for federal and state income taxes is
required in the financial statements.
As of April 30, 2025, management of the Funds has re-
viewed all open tax years and major jurisdictions and
concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax
positions taken or expected to be taken in future tax re-
turns. The Funds are also not aware of any tax positions
for which it is reasonably possible that the total amounts
of unrecognized tax benefits will significantly change in
the next 12 months. On an ongoing basis management
will monitor the tax positions taken to determine if ad-
justment to conclusions are necessary based on factors
including but not limited to further implementation on
guidance expected from FASB and on-going analysis of
tax law, regulation, and interpretations thereof.
3. Investment Transactions and Related
Income and Expenses
Throughout the reporting period, investment transac-
tions are accounted for no later than one business day
following the trade date. For financial reporting purpos-
es, investment transactions are accounted for on the
trade date on the last business day of the reporting pe-
riod.
Interest income is recognized on an accrual basis. Bond
discount is accreted and premium is amortized using
the effective yield method. Dividend income is recorded
on the ex-dividend date, or as soon as information is
available. Gains or losses realized on sales of securities
are determined using the specific identification method
by comparing the identified cost of the security lot sold
with the net sales proceeds.
Each Fund except the FlexShares
®
iBoxx 3-Year Target
Duration TIPs Index Fund, and the FlexShares
®
iBoxx
5-Year Target Duration TIPs Index Fund may hold the
securities of real estate investment trusts (“REITs”). Dis-
tributions from such investments may be comprised of
return of capital, capital gains and income. The actual
character of amounts received during the year is not
known until after the REIT’s fiscal year end. The Fund
records the character of distributions received from RE-
ITs during the year based on estimates available. The
characterization of distributions received by the Fund
may be subsequently revised based on information re-
ceived from the REITs after their tax reporting periods
concluded.
All foreign taxes are recorded in accordance with the
applicable foreign tax regulations and rates that exist in
the foreign markets in which a Fund invests. These for-
eign taxes, if any, are paid by the Funds and disclosed
in the Statements of Operations. Foreign taxes payable,
if any, are reflected in the Funds’ Statements of Assets
and Liabilities.
Expenses directly attributable to a Fund are charged
to that Fund, while expenses which are attributable to
more than one Fund are allocated among the respec-
tive Funds based upon relative net assets or another
reasonable basis.
4. Investment Advisory Fees
NTI serves as the Investment Adviser of the Funds pur-
suant to the Investment Advisory Agreement. The In-
vestment Adviser is responsible for making investment
decisions for the Funds and for placing purchase and
sale orders for portfolio securities, subject to the general supervision of the Board.
As compensation for its advisory services and assump-
tion of certain Fund expenses, NTI is entitled to a unitary
management fee (“Management Fee”), computed daily
and payable monthly, at the annual rates set forth in the
table below (expressed as a percentage of each Fund’s
respective average daily net assets).
From the Management Fee, NTI pays most of the ex-
penses of the Fund, including the cost of transfer agen-
cy, custody, fund administration, legal, audit and other
services (“Covered Expenses”). Covered Expenses do
not include the following fees under the Investment Ad-
visory Agreement: its advisory fees payable under the
Advisory Agreement, distribution fees and expenses
paid by the Trust under any distribution plan adopted
pursuant to Rule 12b-1, interest expenses, brokerage
commissions and other trading expenses, fees and
expenses of the independent trustees and their inde-
pendent legal counsel, taxes and other extraordinary

347 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
costs such as (i) dividend expenses on short sales; (ii)
non-routine items, including litigation expenses and
proxy expenses; and (iii) expenses that the Fund has in-
curred but did not actually pay due to an expense offset
agreement, if applicable.
The Management Fee rate payable by each Fund is set
forth in the following table:
The Investment Adviser has contractually agreed to
reimburse a portion of the operating expenses of each
Fund (other than Rule 12b-1 fees, tax expenses, ex-
traordinary expenses, and acquired fund fees and ex-
penses (“AFFE”)) so the “Total Annual Fund Operating
Expenses After Expense Reimbursement” do not ex-
ceed the Fund’s Management Fee plus (+) 0.0049%.
In the case of the FlexShares
®
Real Assets Allocation
Index Fund, the Investment Adviser has contractually
agreed to waive Management Fees or reimburse certain
expenses in an amount equal to the AFFE attributable to
the Fund’s investments in its Underlying Funds.  In the
case of the FlexShares
®
Core Select Bond Fund, the
Investment Adviser has contractually agreed to waive
Management Fees or reimburse certain expenses in an
amount equal to the sum of (a) any AFFE incurred by
the Fund that are attributable to the Fund’s investment
in Underlying Funds managed by NTI or an investment
adviser controlling, controlled by, or under common
control with NTI (“Affiliated Funds”); and (b) 0.05% or
such lesser amount in AFFE incurred by the Fund that
are attributable to the Fund’s investment in Underlying
Funds that are not Affiliated Funds. AFFE are expenses
incurred indirectly by the Fund through its ownership of
shares in other investment companies. Because AFFE
are not direct expenses of a Fund, they are not reflected
on a Fund’s financial statements. The contractual ex-
pense reimbursement arrangements are expected to
continue until at least March 1, 2026 and will continue
automatically thereafter for periods of one year unless
terminated, as to any succeeding renewal year, by ei-
ther party upon 60 days’ written notice prior to the end
of the current term. The Board may terminate the con-
tractual expense reimbursement agreements discussed
above with respect to any Fund at any time if it deter-
mines that it is in the best interest of a Fund and its
shareholders. These expenses and the reimbursements
are shown as “Investment advisory fees reimbursed” on
the Statements of Operations.
The Investment Adviser may voluntarily waive or reim-
burse additional management fees or expenses. Any
Fund
Unitary
Management
Fee
FlexShares
®
US Quality Low Volatility Index Fund 0.08%
*
FlexShares
®
Developed Markets ex-US Quality
Low Volatility Index Fund 0.12%
**
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund 0.18%
***
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund 0.25%
FlexShares
®
Morningstar Developed Markets ex-
US Factor Tilt Index Fund 0.39%
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 0.57%
FlexShares
®
US Quality Large Cap Index Fund 0.25%
FlexShares
®
STOXX® US ESG Select Index Fund 0.32%
FlexShares
®
STOXX® Global ESG Select Index
Fund 0.42%
FlexShares
®
ESG & Climate US Large Cap Core
Index Fund 0.09%
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 0.12%
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund 0.46%
FlexShares
®
STOXX® Global Broad Infrastructure
Index Fund 0.47%
FlexShares
®
Global Quality Real Estate Index
Fund 0.45%
FlexShares
®
Real Assets Allocation Index Fund 0.49%
FlexShares
®
Quality Dividend Index Fund 0.37%
FlexShares
®
Quality Dividend Defensive Index
Fund 0.37%
FlexShares
®
International Quality Dividend Index
Fund 0.47%
FlexShares
®
International Quality Dividend
Dynamic Index Fund 0.47%
FlexShares
®
iBoxx 3-Year Target Duration TIPS
Index Fund 0.18%
FlexShares
®
iBoxx 5-Year Target Duration TIPS
Index Fund 0.18%
FlexShares
®
Disciplined Duration MBS Index Fund 0.20%
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund 0.15%
FlexShares
®
Credit-Scored US Long Corporate
Bond Index Fund 0.15%
FlexShares
®
High Yield Value-Scored Bond Index
Fund 0.37%
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund 0.12%
FlexShares
®
Ultra-Short Income Fund 0.25%
FlexShares
®
Core Select Bond Fund 0.35%
*
Prior to December 20, 2024, the investment advisory fee for
FlexShares® US Quality Low Volatility Index Fund was 0.17%.
**
Prior to December 20, 2024, the investment advisory fee for
FlexShares® Developed Markets ex-US Quality Low Volatility
Index Fund was 0.32%.
***
Prior to December 20, 2024, the investment advisory fee for
FlexShares® Emerging Markets Quality Low Volatility Index
Fundwas 0.40%.

FLEXSHARES SEMIANNUAL REPORT 348
Notes to the Financial Statements (cont.)
such additional voluntary expense reimbursement or fee
waiver could be implemented, increased or decreased,
or discontinued at any time. Amounts waived or reim-
bursed by the Investment Adviser pursuant to voluntary
or contractual agreements discussed above may not
be recouped by the Investment Adviser. These waivers
and/or reimbursements are shown as “Investment advi-
sory fees reimbursed” on the Statements of Operations.
5. Administration Fees
Per terms of agreements JPMorgan Chase Bank, N.A.
(the “Administrator”) serves as administrator of the
Funds. The Administrator provides certain adminis-
trative services to the Funds. For these services, the
Administrator is entitled to certain fees and reasonable
out-of-pocket expenses. These fees and expenses are
Covered Expenses as defined above.
6. Custodian Fees
JPMorgan Chase Bank, N.A. (the “Custodian”) acts as
custodian for the Funds in accordance with a Global
Custody Agreement. The Custodian holds cash, secu-
rities and other assets of the Funds as required by the
1940 Act. As compensation for the services rendered
under the agreement, the Custodian is entitled to fees
and reasonable out-of-pocket expenses. These fees
and expenses are Covered Expenses as defined above.
7. Trustees Fees
The Trust compensates each Trustee who is not an offi-
cer, director or employee of Northern Trust Corporation,
or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.
The Trust has adopted a deferred compensation plan
(the “DC Plan”) for its Trustees who are not officers of
Northern Trust or NTI. Under the DC Plan, Indepen-
dent Trustees may elect to defer all or a portion of their
compensation. The amount deferred is adjusted peri-
odically based upon the performance of the investment
options selected by the Trustees. The investment op-
tions currently available under the DC Plan are the Flex-
Shares
®
Morningstar US Market Factor Tilt Index Fund,
FlexShares
®
Morningstar Emerging Markets Factor Tilt
Index Fund, FlexShares
®
STOXX
®
US ESG Select In-
dex Fund, FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Quality
Dividend Index Fund, FlexShares
®
iBoxx 5-Year Target
Duration TIPS Index Fund, the FlexShares
®
High Yield
Value-Scored Bond Index Fund, and the FlexShares
®
Ultra-Short Income Fund. Expenses related to the DC
Plan are stated on the Statements of Operations.
8. Distribution and Service Plan
ACA Foreside, formerly known as Foreside Fund Ser-
vices, LLC (the “Distributor”) serves as the Funds’ dis-
tributor and distributes Creation Units (as described in
Note 9) for each Fund on an agency basis. The Distribu-
tor does not receive a fee from the Funds for its distribu-
tion services. However, it receives compensation from
NTI for its services as distributor pursuant to a separate
letter agreement between it and NTI.
The Trust has adopted a Distribution and Service Plan
(“the Plan”) pursuant to Rule 12b-1 under the 1940 Act.
Payments to financial intermediaries under the Plan
are tied directly to their own out-of-pocket expenses.
The Plan has not been implemented with respect to
the Funds. The Plan may not be implemented without
further Board approval. The maximum distribution fee
is 0.25% of each Fund’s respective average daily net
assets under the Plan. The Funds did not pay any 12b-1
fees during the fiscal year.
9. Issuance and Redemption of Fund
Shares
Each Fund only issues and redeems shares to Autho-
rized Participants in exchange for the deposit or delivery
of a basket of assets (securities and/or cash), in large
blocks known as Creation Units, each of which is com-
prised of a specified number of shares.
Retail investors may only purchase and sell fund shares
in the secondary market through a broker-dealer and
such transactions may be subject to customary commis-
sion and fee rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to off-
set transfer and other transaction costs associated with
the issuance and redemption of Creation Units. The
transaction fees are paid directly to the Fund and used
to offset Fund custody fees. Certain fees or costs as-
sociated with Creation Unit purchases may be paid by
NTI in certain circumstances. In addition, the Trust may
from time to time waive the standard transaction fee.
The net custody fees charged to the Fund are paid for
by the Investment Adviser through the Fund’s Unitary

349 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Fee. Transaction fees remaining in the Funds were as
follows:
The FlexShares
®
Real Assets Allocation Index Fund,
FlexShares
®
iBoxx 3-Year Target Duration TIPS Index
Fund, FlexShares
®
iBoxx 5-Year Target Duration TIPS
Index Fund and the FlexShares
®
Core Select Bond
Fund do not charge standard creation unit transaction
fees.
10. Investment Transactions
For the period ended April 30, 2025, the FlexShares
®
iBoxx 3-Year Target Duration TIPS Index, FlexShares
®
iBoxx 5-Year Target Duration TIPS Index and Flex-
Shares
®
Disciplined Duration MBS Index Funds invested
solely in U.S. Government, including U.S. government
agency, securities. The cost of securities purchased
by each Fund and proceeds from sales of securities,
excluding short-term securities, derivatives and in-kind
transactions for the period ended April 30, 2025, were
as follows:
Fund
As of April
30, 2025
As of October
31, 2024
FlexShares
®
US Quality Low
Volatility Index Fund
$ 2,800 $ 1,750
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
8,750 —
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
4,500 6,000
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
13,500 27,000
FlexShares
®
US Quality Large
Cap Index Fund
11,500 9,500
FlexShares
®
STOXX® US ESG
Select Index Fund
2,800 2,450
FlexShares
®
STOXX® Global
ESG Select Index Fund
6,000 15,000
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
1,500 1,000
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
11,500 —
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
52,500 49,500
FlexShares
®
STOXX® Global
Broad Infrastructure Index Fund
36,000 22,000
FlexShares
®
Global Quality Real
Estate Index Fund
8,000 16,000
FlexShares
®
Quality Dividend
Index Fund
2,100 4,200
FlexShares
®
Quality Dividend
Defensive Index Fund
350 1,750
FlexShares
®
International Quality
Dividend Index Fund
31,500 17,500
FlexShares
®
International Quality
Dividend Dynamic Index Fund
14,000 —
FlexShares
®
Disciplined Duration
MBS Index Fund
2,400 4,000
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
3,750 4,250
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
500 1,500
FlexShares
®
High Yield Value-
Scored Bond Index Fund
15,750 12,250
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
750 250
Fund Purchases Sales
FlexShares
®
US Quality Low
Volatility Index Fund
$ 28,866,659 $ 29,502,466
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
10,770,974 10,656,206
FlexShares
®
Emerging Markets
Quality Low Volatility Index Fund
3,130,960 3,277,945
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
106,391,714 106,820,566
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
56,710,464 62,939,028
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
43,505,692 64,254,461
FlexShares
®
US Quality Large
Cap Index Fund
40,869,576 36,483,157
FlexShares
®
STOXX® US ESG
Select Index Fund
19,559,712 20,311,406
FlexShares
®
STOXX® Global
ESG Select Index Fund
26,411,834 29,781,805
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
11,121,972 11,311,250
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
6,774,392 6,790,361
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
694,523,374 811,327,993
FlexShares
®
STOXX® Global
Broad Infrastructure Index Fund
195,276,183 215,868,055
FlexShares
®
Global Quality Real
Estate Index Fund
97,439,465 98,533,298
FlexShares
®
Real Assets
Allocation Index Fund
280,584 275,525
FlexShares
®
Quality Dividend
Index Fund
371,537,036 371,289,245
FlexShares
®
Quality Dividend
Defensive Index Fund
82,368,105 81,956,102
FlexShares
®
International Quality
Dividend Index Fund
194,491,657 191,321,393
FlexShares
®
International Quality
Dividend Dynamic Index Fund
21,030,390 23,829,349
FlexShares
®
iBoxx 3-Year Target
Duration TIPS Index Fund
913,871,614 928,574,925
FlexShares
®
iBoxx 5-Year Target
Duration TIPS Index Fund
188,758,446 197,848,580

FLEXSHARES SEMIANNUAL REPORT 350
Notes to the Financial Statements (cont.)
11. In-Kind Transactions
During the period ended April 30, 2025, certain Funds
received securities in exchange for subscriptions of
shares (subscriptions-in-kind). For the period ended
April 30, 2025, the fair value of the securities received
for subscriptions for these Funds were as follows:
During the period ended April 30, 2025, certain Funds
delivered securities in exchange for redemption of
shares (redemptions-in-kind). For financial reporting
purposes, these Funds recorded net realized gains and
losses in connection with each transaction. For the peri-
od ended April 30, 2025, the fair value and realized gain
(losses) of the securities transferred for redemptions for
these Funds were as follows:
Fund Purchases Sales
FlexShares
®
Disciplined Duration
MBS Index Fund
15,277,121 25,799,935
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
211,637,556 211,706,951
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
24,378,373 24,510,503
FlexShares
®
High Yield Value-
Scored Bond Index Fund
595,522,938 618,231,571
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
5,349,212 4,770,641
FlexShares
®
Ultra-Short Income
Fund
469,234,184 380,649,161
FlexShares
®
Core Select Bond
Fund
32,319,407 34,267,223
Fund Fair Value
FlexShares
®
US Quality Low Volatility Index
Fund
*
$ 30,771,477
FlexShares
®
Developed Markets ex-US Quality
Low Volatility Index Fund
*
6,574,773
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund 10,892,316
FlexShares
®
US Quality Large Cap Index Fund 98,097,163
FlexShares
®
STOXX® US ESG Select Index
Fund 13,439,630
FlexShares
®
STOXX® Global ESG Select Index
Fund 3,944,510
FlexShares
®
ESG & Climate US Large Cap
Core Index Fund 14,556,908
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 5,768,268
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 134,175,208
FlexShares
®
STOXX® Global Broad
Infrastructure Index Fund 57,646,232
FlexShares
®
Global Quality Real Estate Index
Fund 38,113,523
FlexShares
®
Real Assets Allocation Index Fund 771,711
FlexShares
®
Quality Dividend Index Fund 267,141,191
FlexShares
®
Quality Dividend Defensive Index
Fund 55,549,344
FlexShares
®
International Quality Dividend
Index Fund 42,941,118
FlexShares
®
International Quality Dividend
Dynamic Index Fund 4,096,240
FlexShares
®
iBoxx 3-Year Target Duration TIPS
Index Fund 675,663,047
FlexShares
®
iBoxx 5-Year Target Duration TIPS
Index Fund 131,186,091
Fund Fair Value
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund 68,701,424
FlexShares
®
High Yield Value-Scored Bond
Index Fund 305,426,316
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund 6,132,316
FlexShares
®
Ultra-Short Income Fund 14,875,350
FlexShares
®
Core Select Bond Fund 2,727,185
Fund Fair Value Net Realized
FlexShares
®
US Quality Low
Volatility Index Fund
$31,356,141 $7,470,560
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
5,104,760 750,934
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
44,063,285 28,631,049
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
11,816,267 3,577,074
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
2,050,441 462,859
FlexShares
®
US Quality Large
Cap Index Fund
27,384,070 10,872,071
FlexShares
®
STOXX® US ESG
Select Index Fund
54,088,360 17,193,081
FlexShares
®
STOXX® Global
ESG Select Index Fund
60,810,769 23,269,491
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
19,911,937 5,449,663
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
9,357,906 2,241,698
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
783,597,265 157,303,773
FlexShares
®
STOXX® Global
Broad Infrastructure Index Fund
236,032,199 55,083,541
FlexShares
®
Real Assets
Allocation Index Fund
1,534,030 (22,240)
FlexShares
®
Quality Dividend
Index Fund
312,357,958 76,097,179
FlexShares
®
Quality Dividend
Defensive Index Fund
51,278,545 16,005,734
FlexShares
®
International Quality
Dividend Dynamic Index Fund
5,752,225 511,276
FlexShares
®
iBoxx 3-Year Target
Duration TIPS Index Fund
61,296,920 1,153,868
FlexShares
®
iBoxx 5-Year Target
Duration TIPS Index Fund
60,310,165 943,991

351 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
12. Guarantees and Indemnifications
In the normal course of business each Fund enters into
contracts with third-party service providers that contain
a variety of representations and warranties and that
provide general indemnifications. Additionally, under
the Funds’ organizational documents, the officers and
trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The
Funds’ maximum exposure under these arrangements
is unknown, as it involves possible future claims that
may or may not be made against the Funds.
13. New Accounting Pronouncements
On December 14, 2023, the FASB issued ASU 2023-09,
which establishes new income tax disclosure require-
ments in addition to modifying and eliminating certain
existing requirements. Under the new guidance, enti-
ties must consistently categorize and provide greater
disaggregation of information in the rate reconciliation.
They must also further disaggregate income taxes paid.
The ASU’s disclosure requirements apply to all entities
subject to ASC 740. As the FASB notes in ASC 740-
10-50-11A, the “objective of these disclosure require-
ments is for an entity, particularly an entity operating in
multiple jurisdictions, to disclose sufficient information
to enable users of financial statements to understand
the nature and magnitude of factors contributing to the
difference between the effective tax rate and the stat-
utory tax rate.” Public business entities (PBEs) must
apply the ASU’s guidance to annual periods beginning
after December 15, 2024 (2025 for calendar-year-end
PBEs). Entities other than PBEs have an additional year
to adopt it. Management does not believe this update
has a material impact on the Funds’ financial statements
and disclosures.
14. Global Instability
Unexpected political, regulatory and diplomatic events
and military conflicts around the world may affect inves-
tor and consumer confidence and may adversely impact
global and domestic financial markets and the broader
economy. Such conflicts have caused, and could contin-
ue to cause, significant market disruptions and volatility
within specific markets and globally. The hostilities and
sanctions resulting from those conflicts have, and could
continue to have, a significant impact on certain Fund
investments as well as Fund performance and liquidity.
The economies of the United States and its trading part-
ners, as well as the financial markets generally, may be
adversely impacted by trade disputes and other matters.
15. Subsequent Events
Management has evaluated subsequent events for the
Funds through the date the financial statements were
issued, and has concluded that there are no recognized
or non-recognized subsequent events relevant for finan-
cial statement disclosure.
Fund Fair Value Net Realized
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
18,600,577 109,097
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
10,186,679 410,977
FlexShares
®
High Yield Value-
Scored Bond Index Fund
451,389,143 6,431,067
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
6,199,427 (159,353)
FlexShares
®
Ultra-Short Income
Fund
21,096,586 145,491
FlexShares
®
Core Select Bond
Fund
38,060,073 22,996

Form N-CSR - Items 8 - 11
352 FLEXSHARES SEMIANNUAL REPORT
Item 8. Changes in and Disagreements with Accountants
for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants
on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR 229.304].
Item 9. Proxy Disclosures for Open-End Management
Investment Companies.
There were no matters submitted during the period covered
by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and
Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and
Financial Highlights for Open-End Management Investment
Companies.
Item 11. Statement Regarding Basis for Approval of
Investment Advisory Contract.
There were no approvals or renewals of investment advisory
contracts during the period ended April 30, 2025.

FS00238-0625
FlexShares® Trust
50 S. LaSalle Street
Chicago, IL 60603
855.353.9383
www.flexshares.com
FlexShares
®
is a registered trademark of NTI. Morningstar
®
is a registered trademark of
Morningstar, Inc. (“Morningstar”). Morningstar
®
US Market Factor Tilt Index
SM
, Morningstar
®
Developed Markets ex-US Factor Tilt Index
SM
, Morningstar
®
Emerging Markets Factor Tilt Index
SM
,
and Morningstar
®
Global Upstream Natural Resources Index
SM
are service marks of Morningstar,
Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares
®
Trust other
than the licensing of the STOXX
®
USA ESG Select KPIs Index, STOXX
®
Global ESG Select
KPIs Index and STOXX
®
Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares
®
STOXX
®
US ESG Select Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund and FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund,
respectively. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS
Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares
iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Low Volatility
Index
SM
, Northern Trust Developed Markets ex-US Quality Low Volatility Index
SM
, Northern Trust
Emerging Markets Quality Low Volatility Index
SM
, Northern Trust Quality Large Cap Index
SM
,
Northern Trust ESG & Climate US Large Cap Core Index
SM
, Northern Trust ESG & Climate
Developed Markets ex-US Core Index
SM
, Northern Trust Quality Dividend Index
SM
, Northern
Trust Quality Dividend Defensive Index
SM
, Northern Trust International Quality Dividend Index
SM
,
Northern Trust International Quality Dividend Defensive Index
SM
, Northern Trust Global Quality
Real Estate Index
SM
, Northern Trust Credit-Scored US Corporate Bond Index
SM
, Northern Trust
Credit-Scored US Long Corporate Bond Index
SM
, Northern Trust Real Assets Allocation Index
SM
,
Northern Trust High Yield US Corporate Bond Index
SM
, Northern Trust High Yield Value-Scored
US Corporate Bond Index
SM
, and Northern Trust ESG & Climate Investment Grade U.S. Corporate
Core Index
SM
are service marks of NTI and have been licensed for use by FlexShares Trust. The
ICE
®
BofA
®
Constrained Duration US Mortgage Backed Securities IndexSM are trademarks of ICE
Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.
Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.

Item 19. Exhibits.

(a)(1)      Not applicable for this reporting period.

(a)(2)      Not Applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto. ex99cert.docx

(a)(4)      Not Applicable.

(a)(5)      There has been no change to the registrant’s independent public accountant during the reporting period.

(b)           Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. ex99906cert.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares® Trust

By:
/s/ Kevin O’Rourke
Kevin O’Rourke
President and Principal Executive Officer
July 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Kevin O’Rourke
Kevin O’Rourke
President and Principal Executive Officer
July 2, 2025

By:
/s// Randal E. Rein
Randal E. Rein
Treasurer and Principal Financial Officer
July 2, 2025